The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 43.2%
	Automobiles & Components - 0.3%
350,584	Cie Generale des Etablissements Michelin SCA	$40,675,869
	Banks - 5.7%
6,472,901	Bank of America Corp.	212,505,340
2,175,304	JP Morgan Chase & Co.	287,923,237
448,446	M&T Bank Corp.	75,572,120
520,814	PNC Financial Services Group, Inc.	77,366,920
1,496,130	Truist Financial Corp.	77,155,424
923,419	U.S. Bancorp	49,144,359
		779,667,400
	Capital Goods - 3.6%
88,934	3M Co.	14,110,268
7,079,497	BAE Systems plc	58,851,546
570,283	Caterpillar, Inc.	74,906,672
1,210,180	Eaton Corp. plc	114,325,705
421,666	Lockheed Martin Corp.	180,523,648
541,242	Vinci S.A.	59,963,685
		502,681,524
	Consumer Services - 0.3%
185,524	McDonald's Corp.	39,696,570
	Diversified Financials - 0.4%
118,345	BlackRock, Inc.	62,409,236
	Energy - 4.1%
1,101,421	Chevron Corp.	118,006,246
2,006,681	Exxon Mobil Corp.	124,655,023
2,853,131	Kinder Morgan, Inc.	59,544,844
334,457	Phillips 66	30,559,336
4,391,064	Suncor Energy, Inc.	134,322,648
1,902,624	TC Energy Corp.	104,332,344
		571,420,441
	Food, Beverage & Tobacco - 3.2%
1,824,912	Archer-Daniels-Midland Co.	81,683,061
1,315,690	Coca-Cola Co.	76,836,296
1,302,176	Mondelez International, Inc. Class A	74,718,859
483,394	PepsiCo., Inc.	68,651,616
1,711,091	Philip Morris International, Inc.	141,507,226
		443,397,058
	Health Care Equipment & Services - 1.9%
1,041,973	CVS Health Corp.	70,666,609
1,253,125	Koninklijke Philips N.V.	57,389,903
1,161,128	Medtronic plc	134,040,616
		262,097,128
	Household & Personal Products - 1.6%
681,316	Procter & Gamble Co.	84,905,600
2,272,224	Unilever N.V.	132,425,215
		217,330,815
	Insurance - 3.1%
1,109,284	American International Group, Inc.	55,752,614
218,949	Chubb Ltd.	33,278,059
2,727,003	MetLife, Inc.	135,559,319
549,652	Principal Financial Group, Inc.	29,104,073
1,318,590	Progressive Corp.	106,397,027
532,390	Travelers Cos., Inc.	70,073,172
		430,164,264
	Materials - 0.5%
977,435	Dow, Inc.*	45,030,431

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

499,173	Nutrien Ltd.(1)	$21,309,695
		66,340,126
	Media & Entertainment - 1.1%
3,543,029	Comcast Corp. Class A	153,023,422
	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
1,544,337	AstraZeneca plc ADR	75,209,212
415,684	Bristol-Myers Squibb Co.	26,167,308
709,193	Eli Lilly & Co.	99,031,711
988,904	Johnson & Johnson	147,218,138
723,590	Merck & Co., Inc.	61,823,530
834,396	Novartis AG	78,823,802
5,129,726	Pfizer, Inc.	191,030,996
277,334	Roche Holding AG	93,036,779
		772,341,476
	Real Estate - 1.1%
995,998	Crown Castle International Corp. REIT	149,240,340
	Retailing - 0.9%
539,835	Home Depot, Inc.	123,136,363
	Semiconductors & Semiconductor Equipment - 1.8%
162,553	Analog Devices, Inc.	17,840,192
2,055,040	Intel Corp.	131,378,707
287,304	KLA Corp.	47,617,765
369,498	Texas Instruments, Inc.	44,579,934
		241,416,598
	Technology Hardware & Equipment - 1.7%
3,523,023	Cisco Systems, Inc.	161,953,367
2,730,036	Corning, Inc.	72,864,661
		234,818,028
	Telecommunication Services - 1.6%
722,751	BCE, Inc.	34,056,788
3,080,246	Verizon Communications, Inc.	183,089,822
		217,146,610
	Transportation - 0.6%
457,141	Union Pacific Corp.	82,020,238
	Utilities - 4.1%
869,667	American Electric Power Co., Inc.	90,636,695
1,335,995	Dominion Energy, Inc.	114,561,571
679,427	Duke Energy Corp.	66,332,458
871,554	Eversource Energy	80,566,452
1,493,282	Exelon Corp.	71,065,290
174,287	NextEra Energy, Inc.	46,743,774
561,536	Sempra Energy	90,205,143
		560,111,383
	Total Common Stocks
	(cost $4,882,914,006)	$5,949,134,889

Preferred Stocks - 0.0%

	Diversified Financials - 0.0%
29,500	GMAC Capital Trust Series 2, 7.70%(2)	786,175
	Total Preferred Stocks
	(cost $773,012)	$786,175
Corporate Bonds - 47.8%
	Advertising - 0.0%
	Lamar Media Corp.
$345,000	3.75%, 02/15/2028(3)	347,305
1,715,000	5.75%, 02/01/2026	1,809,325
		2,156,630
	Aerospace/Defense - 1.2%
	Boeing Co.
18,750,000	3.25%, 02/01/2035	19,428,342

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	DAE Funding LLC
$670,000	4.50%, 08/01/2022(3)	$681,725
1,365,000	5.00%, 08/01/2024(3)	1,428,131
	L3Harris Technologies, Inc.
1,900,000	2.90%, 12/15/2029	1,980,823
29,890,000	3.85%, 06/15/2023(3)	31,766,870
7,545,000	4.40%, 06/15/2028(3)	8,625,171
	Lockheed Martin Corp.
11,120,000	3.55%, 01/15/2026	12,135,594
5,340,000	3.60%, 03/01/2035	6,073,230
6,025,000	4.50%, 05/15/2036	7,458,924
	Northrop Grumman Corp.
10,830,000	2.93%, 01/15/2025	11,340,306
3,200,000	3.25%, 01/15/2028	3,425,295
	Spirit AeroSystems, Inc.
405,000	4.60%, 06/15/2028	416,190
	TransDigm, Inc.
2,700,000	5.50%, 11/15/2027(3)	2,716,605
4,970,000	6.25%, 03/15/2026(3)	5,360,145
	United Technologies Corp.
13,440,000	2.80%, 05/04/2024	13,969,984
5,000,000	3.75%, 11/01/2046	5,720,157
8,945,000	3.95%, 08/16/2025	9,871,146
1,925,000	4.50%, 06/01/2042	2,416,810
5,590,000	4.63%, 11/16/2048	7,354,492
5,300,000	5.70%, 04/15/2040	7,518,763
1,890,000	6.13%, 07/15/2038	2,746,747
		162,435,450
	Agriculture - 0.7%
	Altria Group, Inc.
7,655,000	3.80%, 02/14/2024	8,146,100
11,580,000	3.88%, 09/16/2046	11,213,176
1,560,000	4.25%, 08/09/2042	1,585,967
2,590,000	4.40%, 02/14/2026	2,861,040
6,825,000	4.80%, 02/14/2029	7,735,354
11,575,000	5.38%, 01/31/2044	13,485,175
552,000	5.95%, 02/14/2049	693,171
	BAT Capital Corp.
405,000	2.79%, 09/06/2024	413,434
8,515,000	3.22%, 09/06/2026	8,787,622
16,380,000	3.22%, 08/15/2024	17,028,663
9,765,000	3.46%, 09/06/2029	10,099,929
	Imperial Brands Finance plc
6,455,000	3.50%, 02/11/2023(3)	6,673,393
5,360,000	3.75%, 07/21/2022(3)	5,551,512
	Philip Morris International, Inc.
1,230,000	4.13%, 03/04/2043	1,385,815
1,980,000	4.25%, 11/10/2044	2,280,787
		97,941,138
	Airlines - 0.1%
	Bombardier, Inc.
4,255,000	6.13%, 01/15/2023(3)	4,199,387
2,280,000	7.88%, 04/15/2027(3)	2,160,186
	Continental Airlines, Inc.
1,320	6.90%, 10/19/2023	1,390
		6,360,963
	Auto Manufacturers - 0.8%
	American Honda Finance Corp.
14,800,000	1.95%, 05/10/2023	14,916,004
	Ford Motor Co.
6,730,000	4.75%, 01/15/2043	6,275,778
	Ford Motor Credit Co. LLC
2,405,000	4.13%, 08/04/2025	2,468,997
14,500,000	4.54%, 08/01/2026	15,089,053

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$14,185,000	5.11%, 05/03/2029	$14,843,390
		General Motors Co.
	9,235,000	5.15%, 04/01/2038	9,839,986
	4,930,000	5.20%, 04/01/2045	5,150,200
	5,585,000	5.95%, 04/01/2049	6,385,801
	1,325,000	6.25%, 10/02/2043	1,565,888
		General Motors Financial Co., Inc.
	10,985,000	3.50%, 11/07/2024	11,371,668
	10,545,000	4.35%, 01/17/2027	11,310,389
		Volkswagen Group of America Finance LLC
	6,885,000	3.88%, 11/13/2020(3)	6,989,700
			106,206,854
		Auto Parts & Equipment - 0.0%
		Adient Global Holdings Ltd.
EUR	1,930,000	3.50%, 08/15/2024(4)	2,056,131
	$1,040,000	4.88%, 08/15/2026(3)	980,200
		Adient U.S. LLC
	410,000	7.00%, 05/15/2026(3)	448,951
		American Axle & Manufacturing, Inc.
	335,000	6.25%, 04/01/2025	342,373
	890,000	6.50%, 04/01/2027	910,025
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
	1,375,000	8.50%, 05/15/2027(3)	1,478,125
			6,215,805
		Beverages - 1.4%
		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
	15,660,000	3.65%, 02/01/2026	17,007,652
	20,055,000	4.70%, 02/01/2036	24,066,405
	30,356,000	4.90%, 02/01/2046	37,727,039
		Anheuser-Busch InBev Finance, Inc.
	71,000	4.00%, 01/17/2043	78,469
		Anheuser-Busch InBev Worldwide, Inc.
	9,174,000	3.75%, 07/15/2042	9,903,504
	8,930,000	4.15%, 01/23/2025	9,849,297
	7,095,000	4.38%, 04/15/2038	8,205,533
	4,750,000	4.60%, 04/15/2048	5,725,652
	10,135,000	4.75%, 04/15/2058	12,499,815
	1,429,000	5.45%, 01/23/2039	1,856,223
	10,880,000	5.55%, 01/23/2049	14,844,173
		Bacardi Ltd.
	5,365,000	5.15%, 05/15/2038(3)	6,298,023
		Constellation Brands, Inc.
	3,680,000	3.20%, 02/15/2023	3,810,083
	7,000,000	3.60%, 02/15/2028	7,552,519
	22,750,000	4.40%, 11/15/2025	25,404,564
		Molson Coors Brewing Co.
	2,805,000	3.00%, 07/15/2026	2,884,534
		PepsiCo., Inc.
	6,500,000	3.38%, 07/29/2049	7,098,301
			194,811,786
		Biotechnology - 0.1%
		Amgen, Inc.
	7,025,000	4.40%, 05/01/2045	8,123,875
	1,905,000	4.56%, 06/15/2048	2,279,658
		Gilead Sciences, Inc.
	7,150,000	3.50%, 02/01/2025	7,663,701
	1,375,000	4.60%, 09/01/2035	1,697,388
			19,764,622
		Chemicals - 0.6%
		Braskem Netherlands Finance B.V.
	1,365,000	4.50%, 01/10/2028(4)	1,388,621
	1,155,000	4.50%, 01/31/2030(3)	1,161,006
	660,000	5.88%, 01/31/2050(3)	684,413

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		CF Industries, Inc.
	$245,000	4.95%, 06/01/2043	$262,150
	1,361,000	5.15%, 03/15/2034	1,571,955
	390,000	5.38%, 03/15/2044	438,672
		Dow Chemical Co.
	9,415,000	4.55%, 11/30/2025	10,590,751
		DuPont de Nemours, Inc.
	12,845,000	4.21%, 11/15/2023	13,904,944
	8,300,000	4.73%, 11/15/2028	9,570,127
		Methanex Corp.
	2,127,000	5.65%, 12/01/2044	2,166,096
		NOVA Chemicals Corp.
	400,000	5.00%, 05/01/2025(3)	401,000
		Nutrien Ltd.
	400,000	3.00%, 04/01/2025	417,227
		OCP S.A.
	3,919,000	4.50%, 10/22/2025(4)	4,231,391
	340,000	6.88%, 04/25/2044(4)	447,664
		Sherwin-Williams Co.
	9,630,000	2.75%, 06/01/2022	9,856,331
	16,335,000	2.95%, 08/15/2029	16,889,540
	950,000	4.55%, 08/01/2045	1,130,210
		Syngenta Finance N.V.
	3,000,000	4.89%, 04/24/2025(3)	3,284,501
			78,396,599
		Coal - 0.0%
		Foresight Energy LLC / Foresight Energy Finance Corp.
	3,405,000	11.50%, 04/01/2023(3)	82,997
		Commercial Banks - 11.3%
		Banco de Sabadell S.A.
		6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR
EUR	2,600,000	Swap + 6.414% thereafter)(4)(5)(6)	3,045,439
		Banco do Brasil S.A.
	$845,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(3)	899,503
	1,680,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(3)	1,782,900
	210,000	4.88%, 04/19/2023(3)	222,600
		Bancolombia S.A.
	1,380,000	3.00%, 01/29/2025	1,388,294
		4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944%
	835,000	thereafter)(6)	859,006
		Bank Leumi Le-Israel BM
		3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD
	610,000	CMT + 1.631% thereafter)(3)(4)(6)	610,000
		Bank of America Corp.
		2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870%
	8,185,000	thereafter)(6)	8,361,674
	18,260,000	2.50%, 10/21/2022	18,493,765
	9,905,000	2.80%, 04/24/2023, 3 mo. USD LIBOR + 1.000%(2)	10,027,822
		2.82%, 07/21/2023, (2.82% fixed rate until 07/21/2022; 3 mo. USD LIBOR + 0.930%
	19,950,000	thereafter)(6)	20,378,489
		2.88%, 10/22/2030, (2.88% fixed rate until 10/22/2029; 3 mo. USD LIBOR + 1.190%
	7,090,000	thereafter)(6)	7,355,653
		3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790%
	3,733,000	thereafter)(6)	3,845,112
		3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090%
	15,270,000	thereafter)(6)	15,965,880
		3.12%, 01/20/2023, (3.12% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.160%
	7,500,000	thereafter)(6)	7,679,334
		3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180%
	8,024,000	thereafter)(6)	8,516,119
		3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810%
	15,020,000	thereafter)(6)	15,957,474
		3.46%, 03/15/2025, (3.46% fixed rate until 03/15/2024; 3 mo. USD LIBOR + 0.970%
	390,000	thereafter)(6)	412,788

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	3.56%, 04/23/2027, (3.56% fixed rate until 04/23/2026; 3 mo. USD LIBOR + 1.060%
$7,025,000	thereafter)(6)	$7,564,270
	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512%
9,280,000	thereafter)(6)	10,128,269
	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575%
9,550,000	thereafter)(6)	10,467,114
	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940%
5,015,000	thereafter)(6)	5,335,445
	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210%
4,795,000	thereafter)(6)	5,380,532
4,260,000	4.10%, 07/24/2023	4,584,929
	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814%
3,225,000	thereafter)(6)	3,825,187
	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.52%
8,375,000	thereafter)(6)	10,415,390
1,760,000	5.00%, 01/21/2044	2,341,724
9,525,000	7.75%, 05/14/2038	15,350,251
	Bank of Montreal
24,100,000	2.90%, 03/26/2022	24,688,086
	Bank of New York Mellon Corp.
17,290,000	2.10%, 10/24/2024	17,505,614
15,380,000	2.20%, 08/16/2023	15,629,190
	2.66%, 05/16/2023, (2.66% fixed rate until 05/16/2022; 3 mo. USD LIBOR + 0.634%
9,525,000	thereafter)(6)	9,716,570
8,855,000	2.82%, 10/30/2023, 3 mo. USD LIBOR + 1.050%(2)	9,006,934
	Bank of Nova Scotia
14,600,000	1.95%, 02/01/2023	14,686,121
	Barclays plc
2,205,000	3.68%, 01/10/2023	2,269,180
	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610%
12,110,000	thereafter)(6)	12,896,950
	BB&T Corp.
15,195,000	2.50%, 08/01/2024	15,587,287
16,265,000	3.05%, 06/20/2022	16,741,719
	BNP Paribas S.A.
	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD
17,800,000	LIBOR + 1.111% thereafter)(3)(6)	18,261,973
	Citigroup, Inc.
	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 3 mo. SOFRRATE + 1.146%
7,435,000	thereafter)(6)	7,526,239
6,550,000	2.70%, 10/27/2022	6,695,145
5,290,000	2.90%, 12/08/2021	5,387,735
	2.98%, 11/05/2030, (2.98% fixed rate until 11/05/2029; 3 mo. SOFRRATE + 1.422%
14,755,000	thereafter)(6)	15,312,115
14,050,000	3.00%, 05/17/2024, 3 mo. USD LIBOR + 1.100%(2)	14,283,892
	3.14%, 01/24/2023, (3.14% fixed rate until 01/24/2022; 3 mo. USD LIBOR + 0.722%
7,420,000	thereafter)(6)	7,589,374
3,770,000	3.20%, 10/21/2026	3,991,985
	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897%
17,135,000	thereafter)(6)	18,031,045
	3.52%, 10/27/2028, (3.52% fixed rate until 10/27/2027; 3 mo. USD LIBOR + 1.151%
10,570,000	thereafter)(6)	11,369,169
	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338%
38,350,000	thereafter)(6)	42,862,398
7,440,000	4.30%, 11/20/2026	8,248,002
5,180,000	4.45%, 09/29/2027	5,814,982
2,585,000	4.60%, 03/09/2026	2,897,425
	Credit Suisse Group AG
	3.00%, 12/14/2023, (3.00% fixed rate until 12/14/2022; 3 mo. USD LIBOR + 1.200%
9,580,000	thereafter)(3)(6)	9,820,234
	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240%
9,725,000	thereafter)(3)(6)	10,382,904
	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455%
3,855,000	thereafter)(4)(5)(6)	4,249,922
	Credit Suisse Group Funding Guernsey Ltd.
5,870,000	3.13%, 12/10/2020	5,932,413

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$10,410,000	3.80%, 09/15/2022	$10,901,981
	Discover Bank
1,470,000	3.35%, 02/06/2023	1,526,625
5,855,000	4.20%, 08/08/2023	6,271,977
	Fifth Third Bancorp
3,045,000	2.38%, 01/28/2025	3,106,779
	Fifth Third Bank
19,000,000	3.95%, 07/28/2025	20,963,386
	Goldman Sachs Group, Inc.
10,375,000	2.35%, 11/15/2021	10,422,585
	2.88%, 10/31/2022, (2.88% fixed rate until 10/31/2021; 3 mo. USD LIBOR + 0.821%
19,635,000	thereafter)(6)	19,973,971
	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990%
14,115,000	thereafter)(6)	14,413,344
	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201%
28,540,000	thereafter)(6)	29,987,323
6,735,000	3.50%, 01/23/2025	7,170,839
9,820,000	3.50%, 11/16/2026	10,490,583
6,425,000	3.51%, 11/29/2023, 3 mo. USD LIBOR + 1.600%(2)	6,664,761
	3.69%, 06/05/2028, (3.69% fixed rate until 06/05/2027; 3 mo. USD LIBOR + 1.510%
7,105,000	thereafter)(6)	7,709,229
6,800,000	3.85%, 01/26/2027	7,376,387
	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373%
21,760,000	thereafter)(6)	24,618,263
6,355,000	4.80%, 07/08/2044	8,035,019
1,835,000	5.15%, 05/22/2045	2,375,397
	Grupo Aval Ltd.
2,015,000	4.75%, 09/26/2022(4)	2,091,320
	HSBC Holdings plc
5,300,000	2.65%, 01/05/2022	5,379,606
	3.03%, 11/22/2023, (3.03% fixed rate until 11/22/2022; 3 mo. USD LIBOR + 0.923%
10,575,000	thereafter)(6)	10,864,687
	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055%
4,695,000	thereafter)(6)	4,816,440
13,270,000	3.60%, 05/25/2023	13,951,595
	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610%
5,780,000	thereafter)(6)	6,356,751
7,245,000	4.25%, 03/14/2024	7,782,140
6,755,000	4.30%, 03/08/2026	7,484,928
	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535%
3,120,000	thereafter)(6)	3,562,865
4,440,000	6.80%, 06/01/2038	6,478,092
	Industrial & Commercial Bank of China Ltd.
1,205,000	4.88%, 09/21/2025(4)	1,339,568
	Itau Unibanco Holding S.A.
2,985,000	2.90%, 01/24/2023(3)	2,993,358
	JP Morgan Chase & Co.
	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160%
15,385,000	thereafter)(6)	15,628,524
	2.60%, 02/01/2021, (2.60% fixed rate until 02/03/2020; 3 mo. USD LIBOR + 0.280%
9,510,000	thereafter)(6)	9,510,000
	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510%
11,795,000	thereafter)(6)	12,108,311
	2.78%, 04/25/2023, (2.78% fixed rate until 04/25/2022; 3 mo. USD LIBOR + 0.935%
8,300,000	thereafter)(6)	8,468,747
22,475,000	2.97%, 01/15/2023	22,989,187
8,000,000	3.03%, 10/24/2023, 3 mo. USD LIBOR + 1.230%(2)	8,156,800
	3.21%, 04/01/2023, (3.21% fixed rate until 04/01/2022; 3 mo. USD LIBOR + 0.695%
16,310,000	thereafter)(6)	16,789,367
	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155%
9,440,000	thereafter)(6)	9,914,285
19,950,000	3.30%, 04/01/2026	21,338,101
	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160%
8,740,000	thereafter)(6)	9,637,170
	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890%
19,130,000	thereafter)(6)	20,328,373

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360%
$20,290,000	thereafter)(6)	$23,171,221
	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245%
10,685,000	thereafter)(6)	11,740,305
	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380%
15,520,000	thereafter)(6)	18,197,976
	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580%
4,055,000	thereafter)(6)	4,964,059
	KeyCorp.
12,025,000	2.55%, 10/01/2029	12,075,524
	Morgan Stanley
16,420,000	2.28%, 01/20/2023, 3 mo. USD SOFR + 0.700%(2)	16,442,000
4,505,000	2.50%, 04/21/2021	4,548,732
13,795,000	2.63%, 11/17/2021	14,011,151
	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152%
7,795,000	thereafter)(6)	8,020,582
19,330,000	2.75%, 05/19/2022	19,742,884
2,945,000	3.13%, 01/23/2023	3,055,731
8,665,000	3.13%, 07/27/2026	9,174,150
7,125,000	3.20%, 10/24/2023, 3 mo. USD LIBOR + 1.400%(2)	7,296,328
	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340%
13,070,000	thereafter)(6)	14,149,402
8,040,000	3.63%, 01/20/2027	8,722,962
2,935,000	3.70%, 10/23/2024	3,163,840
	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847%
7,260,000	thereafter)(6)	7,664,853
9,690,000	4.00%, 07/23/2025	10,646,768
	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628%
11,275,000	thereafter)(6)	13,007,265
	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431%
15,825,000	thereafter)(6)	19,242,827
	PNC Bank NA
7,465,000	2.70%, 11/01/2022	7,653,512
3,600,000	2.70%, 10/22/2029	3,707,600
	PNC Financial Services Group, Inc.
10,700,000	2.55%, 01/22/2030	10,933,319
19,220,000	3.45%, 04/23/2029	21,025,376
9,310,000	3.90%, 04/29/2024	10,025,623
	Royal Bank of Canada
17,500,000	2.80%, 04/29/2022	17,933,927
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	7,210,471
6,145,000	3.70%, 03/28/2022	6,344,667
	Santander UK Group Holdings plc
8,700,000	3.57%, 01/10/2023	8,940,727
	State Street Corp.
13,480,000	2.40%, 01/24/2030	13,624,816
	3.78%, 12/03/2024, (3.78% fixed rate until 12/03/2023; 3 mo. USD LIBOR + 0.770%
7,445,000	thereafter)(6)	7,975,222
	Truist Financial Corp.
4,005,000	2.20%, 03/16/2023	4,054,116
	U.S. Bancorp
13,325,000	2.40%, 07/30/2024	13,685,122
	UBS AG
11,470,000	2.45%, 12/01/2020(3)	11,523,565
	UBS Group Funding Switzerland AG
21,500,000	2.65%, 02/01/2022(3)	21,834,673
	US Bank NA
25,000,000	1.95%, 01/09/2023	25,257,965
14,905,000	2.05%, 01/21/2025	15,068,519
	Wachovia Corp.
2,655,000	5.50%, 08/01/2035	3,523,955
	Wells Fargo & Co.
8,500,000	2.10%, 07/26/2021	8,541,734
	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825%
29,030,000	thereafter)(6)	29,481,314

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$14,455,000	2.63%, 07/22/2022	$14,740,801
	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD LIBOR + 1.170%
13,310,000	thereafter)(6)	13,726,773
7,285,000	3.00%, 10/23/2026	7,621,196
7,100,000	3.01%, 10/31/2023, 3 mo. USD LIBOR + 1.230%(2)	7,245,337
11,480,000	3.07%, 01/24/2023	11,736,379
9,965,000	3.45%, 02/13/2023	10,398,791
5,540,000	3.75%, 01/24/2024	5,916,734
4,080,000	4.13%, 08/15/2023	4,374,322
880,000	4.40%, 06/14/2046	1,035,005
3,690,000	4.65%, 11/04/2044	4,450,897
2,655,000	4.75%, 12/07/2046	3,287,385
3,026,000	4.90%, 11/17/2045	3,805,145
1,475,000	5.38%, 11/02/2043	1,959,670
4,408,000	5.61%, 01/15/2044	5,980,936
	Wells Fargo Bank NA
10,000,000	2.60%, 01/15/2021	10,085,266
12,920,000	3.55%, 08/14/2023	13,667,620
		1,555,975,270
	Commercial Services - 0.6%
	Aeropuerto Internacional de Tocumen S.A.
715,000	6.00%, 11/18/2048(3)	903,138
	APX Group, Inc.
4,340,000	7.63%, 09/01/2023(1)	4,242,350
2,025,000	7.88%, 12/01/2022	2,059,451
	Ashtead Capital, Inc.
2,620,000	4.00%, 05/01/2028(3)	2,685,500
	Atento Luxco 1 S.A.
725,000	6.13%, 08/10/2022(3)	731,344
	Brand Industrial Services, Inc.
1,285,000	8.50%, 07/15/2025(3)	1,288,045
	Cardtronics, Inc. / Cardtronics USA, Inc.
190,000	5.50%, 05/01/2025(3)	196,650
	Equifax, Inc.
24,085,000	2.60%, 12/01/2024	24,740,032
	Global Payments, Inc.
8,150,000	2.65%, 02/15/2025	8,349,973
	Herc Holdings, Inc.
2,570,000	5.50%, 07/15/2027(3)	2,684,879
	IHS Markit Ltd.
11,565,000	4.13%, 08/01/2023	12,313,256
	Moody's Corp.
11,195,000	2.63%, 01/15/2023	11,475,600
6,230,000	2.75%, 12/15/2021	6,344,259
	Service Corp. International
775,000	4.63%, 12/15/2027	810,379
550,000	5.13%, 06/01/2029	585,695
	United Rentals North America, Inc.
2,035,000	5.88%, 09/15/2026	2,164,731
		81,575,282
	Construction Materials - 0.1%
	Johnson Controls International plc
2,971,000	4.63%, 07/02/2044	3,446,603
	Norbord, Inc.
1,280,000	5.75%, 07/15/2027(3)	1,344,000
	Standard Industries, Inc.
3,925,000	5.38%, 11/15/2024(3)	4,032,937
		8,823,540
	Distribution/Wholesale - 0.0%
	American Builders & Contractors Supply Co., Inc.
1,145,000	4.00%, 01/15/2028(3)	1,154,435
	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK)
2,750,000	8.63%, 09/15/2024(3)(7)	2,866,875

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Performance Food Group, Inc.
$875,000	5.50%, 10/15/2027(3)	$920,937
		4,942,247
	Diversified Financial Services - 1.0%
	AIG Global Funding
9,020,000	2.15%, 07/02/2020(3)	9,035,852
	Ally Financial, Inc.
1,950,000	3.88%, 05/21/2024	2,056,431
	American Express Co.
6,740,000	3.70%, 11/05/2021	6,963,051
5,000,000	3.70%, 08/03/2023	5,313,344
	Capital One Financial Corp.
2,675,000	3.80%, 01/31/2028	2,912,715
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(3)	1,656,325
1,325,000	6.63%, 03/15/2026(3)	1,427,687
	CSN Islands Corp.
390,000	6.75%, 01/28/2028(3)	387,387
	Fly Leasing Ltd.
1,170,000	5.25%, 10/15/2024	1,215,337
	GE Capital International Funding Co.
10,404,000	4.42%, 11/15/2035	11,718,558
	goeasy Ltd.
3,675,000	5.38%, 12/01/2024(3)	3,762,281
	Mastercard, Inc.
28,805,000	2.00%, 03/03/2025	29,112,490
	Minejesa Capital B.V.
625,000	5.63%, 08/10/2037	679,769
	Nasdaq, Inc.
1,805,000	3.85%, 06/30/2026	1,967,116
16,765,000	4.25%, 06/01/2024	18,241,260
	National Rural Utilities Cooperative Finance Corp.
6,625,000	3.25%, 11/01/2025	7,104,045
14,585,000	3.70%, 03/15/2029	16,375,162
	Navient Corp.
1,666,000	6.50%, 06/15/2022	1,770,125
	Springleaf Finance Corp.
1,430,000	6.13%, 05/15/2022	1,522,950
575,000	6.13%, 03/15/2024	623,875
255,000	6.88%, 03/15/2025	287,513
490,000	7.13%, 03/15/2026	562,202
1,610,000	7.75%, 10/01/2021	1,732,795
2,815,000	8.25%, 12/15/2020	2,939,564
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
4,330,000	6.75%, 06/01/2025(3)	4,481,550
	Visa, Inc.
3,665,000	3.15%, 12/14/2025	3,937,216
		137,786,600
	Electric - 3.9%
	Abu Dhabi National Energy Co. PJSC
785,000	3.63%, 01/12/2023(4)	809,296
527,000	5.88%, 12/13/2021(4)	561,255
	AEP Texas, Inc.
4,430,000	3.80%, 10/01/2047	4,943,321
	AEP Transmission Co. LLC
2,565,000	3.10%, 12/01/2026	2,741,696
	Alabama Power Co.
3,463,000	3.55%, 12/01/2023	3,690,035
	Appalachian Power Co.
9,630,000	4.50%, 03/01/2049	11,847,963
	Berkshire Hathaway Energy Co.
15,710,000	3.25%, 04/15/2028	16,898,043
500,000	5.95%, 05/15/2037	713,134
	CenterPoint Energy, Inc.
6,740,000	2.50%, 09/01/2022	6,832,663

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Centrais Eletricas Brasileiras S.A.
$460,000	3.63%, 02/04/2025	$463,114
595,000	4.63%, 02/04/2030	599,165
1,155,000	5.75%, 10/27/2021(4)	1,209,863
	Clearway Energy Operating LLC
1,235,000	4.75%, 03/15/2028(3)	1,270,630
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029(3)	5,408,268
5,506,000	3.74%, 05/01/2026	5,782,425
	Commonwealth Edison Co.
605,000	3.65%, 06/15/2046	678,994
14,120,000	3.70%, 08/15/2028	15,749,538
1,120,000	4.35%, 11/15/2045	1,363,714
	Consolidated Edison Co. of New York, Inc.
4,650,000	3.70%, 11/15/2059	5,114,793
2,923,000	4.13%, 05/15/2049	3,470,413
865,000	4.50%, 12/01/2045	1,059,005
5,050,000	4.50%, 05/15/2058	6,428,373
	Dominion Energy South Carolina, Inc.
1,930,000	5.30%, 05/15/2033	2,502,931
	Dominion Energy, Inc.
11,710,000	3.90%, 10/01/2025	12,785,694
8,512,000	4.25%, 06/01/2028	9,594,909
3,390,000	7.00%, 06/15/2038	4,902,435
	DPL, Inc.
420,000	4.35%, 04/15/2029(3)	417,966
	DTE Energy Co.
655,000	2.60%, 06/15/2022	665,450
4,150,000	3.80%, 03/15/2027	4,486,458
	Duke Energy Carolinas LLC
9,845,000	2.95%, 12/01/2026	10,438,812
10,000,000	3.20%, 08/15/2049	10,535,576
3,270,000	3.75%, 06/01/2045	3,673,177
3,305,000	3.88%, 03/15/2046	3,871,625
3,000,000	5.30%, 02/15/2040	4,016,439
	Duke Energy Corp.
4,000,000	2.65%, 09/01/2026	4,114,345
3,000,000	3.95%, 10/15/2023	3,202,524
	Duke Energy Ohio, Inc.
7,482,000	4.30%, 02/01/2049	9,291,667
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,415,615
1,940,000	4.15%, 12/01/2044	2,293,504
6,845,000	4.20%, 08/15/2045	8,176,469
2,730,000	4.38%, 03/30/2044	3,328,627
	Edison International
5,285,000	3.13%, 11/15/2022	5,406,584
	Emera U.S. Finance L.P.
1,755,000	4.75%, 06/15/2046	2,134,910
	Entergy Corp.
1,930,000	2.95%, 09/01/2026	2,014,339
355,000	4.00%, 07/15/2022	371,552
	Eskom Holdings SOC Ltd.
1,696,000	5.75%, 01/26/2021(4)	1,698,056
1,790,000	6.75%, 08/06/2023(4)	1,811,211
	Evergy, Inc.
5,805,000	2.45%, 09/15/2024	5,905,047
14,501,000	2.90%, 09/15/2029	14,869,200
	Eversource Energy
2,775,000	2.80%, 05/01/2023	2,844,617
9,905,000	3.80%, 12/01/2023	10,521,274
	Exelon Corp.
2,105,000	3.40%, 04/15/2026	2,251,922
	FirstEnergy Corp.
6,525,000	7.38%, 11/15/2031	9,443,470
	FirstEnergy Transmission LLC

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$7,260,000	4.35%, 01/15/2025(3)	$7,999,207
3,150,000	4.55%, 04/01/2049(3)	3,801,870
2,790,000	5.45%, 07/15/2044(3)	3,665,941
	Fortis, Inc.
4,372,000	3.06%, 10/04/2026	4,564,824
	Georgia Power Co.
7,870,000	2.10%, 07/30/2023	7,958,365
4,570,000	2.40%, 04/01/2021	4,599,498
9,850,000	2.65%, 09/15/2029	10,014,502
1,955,000	3.70%, 01/30/2050	2,114,327
	Instituto Costarricense de Electricidad
835,000	6.95%, 11/10/2021(4)	870,488
	IPALCO Enterprises, Inc.
7,155,000	3.70%, 09/01/2024	7,503,955
	Israel Electric Corp. Ltd.
6,240,000	4.25%, 08/14/2028(3)(4)	6,843,533
1,195,000	5.00%, 11/12/2024(3)(4)	1,323,462
	ITC Holdings Corp.
7,280,000	2.70%, 11/15/2022	7,423,538
6,355,000	3.25%, 06/30/2026	6,718,757
	Lamar Funding Ltd.
420,000	3.96%, 05/07/2025(4)	415,590
	Metropolitan Edison Co.
4,308,000	4.30%, 01/15/2029(3)	4,898,316
	Mid-Atlantic Interstate Transmission LLC
6,590,000	4.10%, 05/15/2028(3)	7,359,426
	MidAmerican Energy Co.
9,015,000	3.65%, 04/15/2029	10,093,644
2,598,000	4.40%, 10/15/2044	3,187,679
	Minejesa Capital B.V.
660,000	4.63%, 08/10/2030(4)	687,591
	Mong Duong Finance Holdings B.V.
765,000	5.13%, 05/07/2029(3)	789,022
	Nevada Power Co.
13,765,000	2.40%, 05/01/2030	13,794,980
	NextEra Energy Capital Holdings, Inc.
15,470,000	3.15%, 04/01/2024	16,257,008
	NextEra Energy Operating Partners L.P.
1,445,000	4.25%, 07/15/2024(3)	1,506,730
	Northern States Power Co.
2,690,000	3.60%, 09/15/2047	3,050,490
	Oncor Electric Delivery Co. LLC
10,782,000	2.95%, 04/01/2025	11,360,747
	PacifiCorp.
3,500,000	4.10%, 02/01/2042	4,112,390
9,280,000	4.15%, 02/15/2050	11,151,977
	PECO Energy Co.
9,625,000	3.90%, 03/01/2048	11,283,035
	Pennsylvania Electric Co.
7,975,000	3.25%, 03/15/2028(3)	8,432,056
	Perusahaan Listrik Negara PT
2,275,000	6.15%, 05/21/2048(4)	2,895,165
	Potomac Electric Power Co.
2,700,000	4.15%, 03/15/2043	3,168,604
	Public Service Co. of Colorado
2,195,000	3.60%, 09/15/2042	2,477,242
332,000	3.80%, 06/15/2047	381,257
90,000	4.05%, 09/15/2049	109,006
	Public Service Enterprise Group, Inc.
8,830,000	2.88%, 06/15/2024	9,134,871
	SCANA Corp.
2,197,000	4.13%, 02/01/2022(1)	2,262,298
750,000	4.75%, 05/15/2021	767,344
	Sempra Energy
385,000	3.75%, 11/15/2025	415,765
3,480,000	4.00%, 02/01/2048	3,844,776

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Sierra Pacific Power Co.
$9,647,000	2.60%, 05/01/2026	$9,980,292
	Southern California Edison Co.
4,695,000	2.85%, 08/01/2029	4,846,578
1,230,000	3.65%, 02/01/2050	1,285,792
4,585,000	4.00%, 04/01/2047	5,126,229
580,000	4.65%, 10/01/2043	697,543
595,000	5.63%, 02/01/2036	767,357
1,775,000	5.95%, 02/01/2038	2,392,563
67,000	6.00%, 01/15/2034	89,936
	Southern Co.
20,545,000	2.75%, 06/15/2020	20,589,017
7,665,000	2.95%, 07/01/2023	7,931,595
3,000,000	3.25%, 07/01/2026	3,193,302
5,345,000	4.40%, 07/01/2046	6,206,515
	Star Energy Geothermal Wayang Windu Ltd.
552,000	6.75%, 04/24/2033(3)	600,495
	Termocandelaria Power Ltd.
775,000	7.88%, 01/30/2029(3)	849,594
	Xcel Energy, Inc.
4,300,000	2.60%, 12/01/2029	4,356,646
395,000	3.30%, 06/01/2025	418,308
		536,193,144
	Electronics - 0.1%
	Fortive Corp.
14,653,000	3.15%, 06/15/2026	15,318,371
	Energy-Alternate Sources - 0.0%
	Azure Power Energy Ltd.
800,000	5.50%, 11/03/2022(4)	820,160
	Greenko Dutch B.V.
400,000	4.88%, 07/24/2022(4)	402,440
805,000	5.25%, 07/24/2024(4)	816,230
		2,038,830
	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen S.A.
200,000	6.00%, 11/18/2048(4)	252,626
	Bioceanico Sovereign Certificate Ltd.
2,845,000	0.00%, 06/05/2034(3)(8)	2,002,880
	Fluor Corp.
390,000	3.50%, 12/15/2024	399,626
12,570,000	4.25%, 09/15/2028(1)	12,926,614
	Mexico City Airport Trust
3,255,000	4.25%, 10/31/2026(4)	3,498,490
		19,080,236
	Entertainment - 0.2%
	Caesars Resort Collection LLC / CRC Finco, Inc.
2,775,000	5.25%, 10/15/2025(3)	2,816,348
	Eldorado Resorts, Inc.
2,045,000	6.00%, 04/01/2025	2,139,949
405,000	6.00%, 09/15/2026	443,981
	GLP Capital L.P. / GLP Financing II, Inc.
5,270,000	5.30%, 01/15/2029	6,077,996
	Golden Entertainment, Inc.
1,320,000	7.63%, 04/15/2026(3)	1,424,287
	Jacobs Entertainment, Inc.
4,110,000	7.88%, 02/01/2024(3)	4,355,758
	Penn National Gaming, Inc.
4,625,000	5.63%, 01/15/2027(3)	4,854,423
		22,112,742
	Environmental Control - 0.2%
	Clean Harbors, Inc.
2,042,000	4.88%, 07/15/2027(3)	2,149,001

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Republic Services, Inc.
$19,005,000	2.50%, 08/15/2024	$19,474,797
	Stericycle, Inc.
1,535,000	5.38%, 07/15/2024(3)	1,606,792
	Tervita Corp.
3,910,000	7.63%, 12/01/2021(3)	3,978,425
	Waste Management, Inc.
5,365,000	2.95%, 06/15/2024	5,608,222
		32,817,237
	Food - 0.8%
	B&G Foods, Inc.
2,900,000	5.25%, 09/15/2027(1)	2,892,750
	BRF S.A.
1,030,000	4.88%, 01/24/2030(3)	1,054,205
405,000	4.88%, 01/24/2030(4)	414,518
	Conagra Brands, Inc.
550,000	4.30%, 05/01/2024	599,766
1,880,000	4.60%, 11/01/2025	2,117,849
7,840,000	5.30%, 11/01/2038	9,710,539
	Danone S.A.
6,705,000	2.59%, 11/02/2023(3)	6,881,140
	Hershey Co.
7,500,000	2.45%, 11/15/2029	7,784,450
4,720,000	3.13%, 11/15/2049	4,904,295
	Kraft Heinz Foods Co.
2,405,000	4.38%, 06/01/2046	2,461,121
3,500,000	4.63%, 10/01/2039(3)	3,780,213
1,870,000	5.00%, 07/15/2035	2,158,548
	Minerva Luxembourg S.A.
880,000	5.88%, 01/19/2028(4)	927,344
205,000	6.50%, 09/20/2026(4)	217,414
265,000	6.50%, 09/20/2026(3)	281,047
	Nestle Holdings, Inc.
12,065,000	3.35%, 09/24/2023(3)	12,725,608
11,500,000	3.90%, 09/24/2038(3)	13,623,211
	Post Holdings, Inc.
3,010,000	5.00%, 08/15/2026(3)	3,107,825
2,495,000	5.63%, 01/15/2028(3)	2,638,463
2,865,000	5.75%, 03/01/2027(3)	3,022,575
	TreeHouse Foods, Inc.
2,340,000	4.88%, 03/15/2022	2,340,000
605,000	6.00%, 02/15/2024(3)	621,638
	Tyson Foods, Inc.
5,000,000	2.25%, 08/23/2021	5,037,692
9,005,000	4.00%, 03/01/2026	9,923,479
10,860,000	5.10%, 09/28/2048	13,897,789
		113,123,479
	Food Service - 0.0%
	Aramark Services, Inc.
1,450,000	5.00%, 02/01/2028(3)	1,518,875
	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion S.A.
335,000	4.20%, 01/29/2030(3)	341,600
870,000	4.50%, 08/01/2024	921,330
350,000	5.15%, 01/29/2050(3)	358,400
505,000	5.50%, 04/30/2049(3)	540,037
	Inversiones CMPC S.A.
645,000	3.85%, 01/13/2030(3)	659,512
	Schweitzer-Mauduit International, Inc.
1,450,000	6.88%, 10/01/2026(3)	1,558,750
	Suzano Austria GmbH
530,000	5.00%, 01/15/2030	559,574
655,000	6.00%, 01/15/2029	739,495
		5,678,698

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Gas - 0.6%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
$692,000	5.50%, 05/20/2025	$740,440
830,000	5.75%, 05/20/2027	906,775
2,738,000	5.88%, 08/20/2026	2,996,741
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(3)	12,285,220
	Dominion Energy Gas Holdings LLC
815,000	2.50%, 11/15/2024	827,846
25,375,000	3.00%, 11/15/2029	26,155,834
	NiSource, Inc.
15,000,000	2.65%, 11/17/2022	15,276,704
	Sempra Energy
8,750,000	2.40%, 02/01/2020	8,750,000
3,938,000	3.40%, 02/01/2028	4,177,585
5,300,000	3.80%, 02/01/2038	5,775,467
		77,892,612
	Healthcare-Products - 0.6%
	Abbott Laboratories
5,425,000	3.40%, 11/30/2023	5,765,790
6,550,000	4.75%, 11/30/2036	8,402,357
	Alcon Finance Corp.
10,000,000	2.75%, 09/23/2026(3)	10,359,193
1,565,000	3.00%, 09/23/2029(3)	1,626,112
2,785,000	3.80%, 09/23/2049(3)	3,065,162
	Avantor, Inc.
5,340,000	6.00%, 10/01/2024(3)	5,673,750
	Becton Dickinson and Co.
18,345,000	2.89%, 06/06/2022	18,767,818
16,390,000	3.36%, 06/06/2024	17,263,799
	Boston Scientific Corp.
7,000,000	3.38%, 05/15/2022	7,243,537
	Hill-Rom Holdings, Inc.
1,640,000	4.38%, 09/15/2027(3)	1,676,900
	Stryker Corp.
1,680,000	4.63%, 03/15/2046	2,129,760
	Thermo Fisher Scientific, Inc.
4,055,000	3.00%, 04/15/2023	4,198,601
		86,172,779
	Healthcare-Services - 1.5%
	Aetna, Inc.
10,165,000	2.80%, 06/15/2023	10,439,953
	Anthem, Inc.
4,230,000	2.38%, 01/15/2025	4,286,302
5,430,000	2.88%, 09/15/2029	5,478,217
4,760,000	3.13%, 05/15/2022	4,906,075
2,850,000	3.30%, 01/15/2023	2,968,944
3,175,000	3.50%, 08/15/2024	3,363,128
15,420,000	3.65%, 12/01/2027	16,646,635
5,325,000	4.38%, 12/01/2047	5,992,748
3,315,000	4.63%, 05/15/2042	3,854,921
	Catalent Pharma Solutions, Inc.
415,000	5.00%, 07/15/2027(3)	436,850
	Centene Corp.
755,000	4.25%, 12/15/2027(3)	787,087
790,000	4.63%, 12/15/2029(3)	849,171
	CHS/Community Health Systems, Inc.
3,255,000	6.63%, 02/15/2025(3)	3,288,136
2,630,000	8.13%, 06/30/2024(1)(3)	2,363,029
	CommonSpirit Health
2,840,000	2.76%, 10/01/2024	2,933,992
	Duke University Health System, Inc.
7,165,000	3.16%, 06/01/2042	7,536,291
	HCA Healthcare, Inc.
2,655,000	6.25%, 02/15/2021	2,745,995

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		HCA, Inc.
	$930,000	4.13%, 06/15/2029	$1,006,441
	4,840,000	5.13%, 06/15/2039	5,581,910
	4,985,000	5.38%, 02/01/2025	5,571,236
	1,500,000	5.38%, 09/01/2026	1,687,575
	115,000	5.63%, 09/01/2028	133,256
	2,125,000	5.88%, 05/01/2023	2,336,012
	90,000	5.88%, 02/01/2029	106,209
	1,627,000	7.50%, 11/15/2095	2,001,210
		Humana, Inc.
	3,555,000	3.85%, 10/01/2024	3,826,909
	6,000,000	3.95%, 03/15/2027	6,565,332
		Laboratory Corp. of America Holdings
	14,225,000	2.30%, 12/01/2024	14,417,866
	14,200,000	2.95%, 12/01/2029	14,497,655
	385,000	3.25%, 09/01/2024	404,953
		Partners Healthcare System, Inc.
	13,735,000	3.19%, 07/01/2049	14,262,502
		Rede D'or Finance S.a.r.l.
	915,000	4.50%, 01/22/2030(3)	920,490
		UnitedHealth Group, Inc.
	6,210,000	2.88%, 08/15/2029	6,457,896
	1,200,000	3.50%, 08/15/2039	1,290,152
	4,445,000	3.70%, 12/15/2025	4,872,611
	2,280,000	3.70%, 08/15/2049	2,504,679
	3,605,000	3.88%, 08/15/2059	4,005,093
	5,720,000	4.63%, 07/15/2035	7,067,338
	13,530,000	5.80%, 03/15/2036	18,383,319
	1,981,000	6.88%, 02/15/2038	2,997,546
		West Street Merger Sub, Inc.
	2,375,000	6.38%, 09/01/2025(3)	2,339,375
			202,115,039
		Home Builders - 0.1%
		Adams Homes, Inc.
	455,000	7.50%, 02/15/2025(3)	467,513
		Ashton Woods USA LLC / Ashton Woods Finance Co.
	1,965,000	6.63%, 01/15/2028(3)	2,001,844
		KB Home
	640,000	4.80%, 11/15/2029	664,000
	1,450,000	7.00%, 12/15/2021	1,551,500
		M/I Homes, Inc.
	1,325,000	4.95%, 02/01/2028(3)	1,364,750
	1,255,000	5.63%, 08/01/2025	1,314,612
		Taylor Morrison Communities, Inc.
	2,735,000	5.75%, 01/15/2028(3)	2,994,825
			10,359,044
		Household Products - 0.1%
		Estee Lauder Cos., Inc.
	8,625,000	2.00%, 12/01/2024(1)	8,737,814
		Revlon Consumer Products Corp.
	1,790,000	6.25%, 08/01/2024	814,450
			9,552,264
		Household Products/Wares - 0.1%
		Diamond (BC) B.V.
EUR	3,980,000	5.63%, 08/15/2025(4)	4,330,592
		Prestige Brands, Inc.
	$1,035,000	5.13%, 01/15/2028(3)	1,081,575
		S.C. Johnson & Son, Inc.
	2,520,000	4.00%, 05/15/2043(3)	2,804,302
	1,840,000	4.75%, 10/15/2046(3)	2,335,921
			10,552,390

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Insurance - 2.0%
	ACE Capital Trust II
$1,470,000	9.70%, 04/01/2030	$2,249,100
	Acrisure LLC / Acrisure Finance, Inc.
3,680,000	7.00%, 11/15/2025(3)	3,606,400
1,541,000	8.13%, 02/15/2024(3)	1,646,944
1,335,000	10.13%, 08/01/2026(3)	1,458,487
	American International Group, Inc.
2,600,000	3.30%, 03/01/2021	2,640,558
3,875,000	4.25%, 03/15/2029	4,396,070
5,348,000	4.70%, 07/10/2035	6,407,793
	Aon Corp.
2,730,000	2.20%, 11/15/2022	2,755,815
	Aon plc
4,775,000	3.50%, 06/14/2024	5,056,770
3,480,000	3.88%, 12/15/2025	3,811,909
2,300,000	4.25%, 12/12/2042	2,579,734
11,664,000	4.75%, 05/15/2045	14,616,531
	Berkshire Hathaway Finance Corp.
7,845,000	4.20%, 08/15/2048	9,476,052
3,460,000	4.40%, 05/15/2042	4,225,794
	CNA Financial Corp.
9,800,000	3.45%, 08/15/2027	10,454,472
	CNO Financial Group, Inc.
840,000	5.25%, 05/30/2029	947,100
	Equitable Holdings, Inc.
21,555,000	4.35%, 04/20/2028	23,840,866
	Genworth Holdings, Inc.
205,000	4.80%, 02/15/2024	204,487
1,070,000	4.90%, 08/15/2023	1,080,700
770,000	7.20%, 02/15/2021(1)	795,025
1,250,000	7.63%, 09/24/2021(1)	1,318,750
	Lincoln National Corp.
3,500,000	3.05%, 01/15/2030	3,641,497
380,000	4.00%, 09/01/2023	408,597
	Marsh & McLennan Cos., Inc.
7,485,000	2.75%, 01/30/2022	7,625,690
3,290,000	3.50%, 12/29/2020	3,342,277
13,060,000	3.88%, 03/15/2024	14,064,829
3,900,000	4.05%, 10/15/2023	4,173,752
7,455,000	4.75%, 03/15/2039	9,534,572
	Massachusetts Mutual Life Insurance Co.
1,625,000	3.73%, 10/15/2070(3)	1,680,490
	MassMutual Global Funding II
10,000,000	2.35%, 01/14/2027(3)	10,211,633
8,334,000	2.50%, 04/13/2022(3)	8,495,024
	Metropolitan Life Global Funding I
15,080,000	2.40%, 01/08/2021(3)	15,184,669
13,735,000	3.00%, 09/19/2027(3)	14,574,971
	MGIC Investment Corp.
700,000	5.75%, 08/15/2023	773,500
	Nationwide Mutual Insurance Co.
4,940,000	9.38%, 08/15/2039(3)	8,808,426
	New York Life Global Funding
14,915,000	1.95%, 09/28/2020(3)	14,944,040
14,205,000	3.00%, 01/10/2028(3)	15,188,295
	Principal Financial Group, Inc.
390,000	3.40%, 05/15/2025	414,809
	Trinity Acquisition plc
4,715,000	4.40%, 03/15/2026	5,245,086
	Unum Group
2,875,000	4.00%, 06/15/2029	3,127,740
4,640,000	4.50%, 12/15/2049	4,710,119
	Willis North America, Inc.
755,000	2.95%, 09/15/2029	770,643
11,435,000	3.60%, 05/15/2024	12,169,813

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$5,525,000	3.88%, 09/15/2049	$5,786,753
6,752,000	4.50%, 09/15/2028	7,673,431
		276,120,013
	Internet - 0.5%
	Alibaba Group Holding Ltd.
10,885,000	4.00%, 12/06/2037	12,345,819
	Amazon.com, Inc.
13,385,000	3.88%, 08/22/2037	15,698,271
2,207,000	4.80%, 12/05/2034	2,838,729
5,535,000	4.95%, 12/05/2044	7,507,385
	Tencent Holdings Ltd.
22,630,000	3.60%, 01/19/2028(3)	24,131,355
10,000,000	3.98%, 04/11/2029(3)	11,029,621
		73,551,180
	Iron/Steel - 0.0%
	ABJA Investment Co. Pte Ltd.
400,000	4.45%, 07/24/2023(4)	404,726
	CSN Resources S.A.
1,025,000	7.63%, 04/17/2026(3)	1,076,578
	Steel Dynamics, Inc.
385,000	4.13%, 09/15/2025	396,222
1,770,000	5.50%, 10/01/2024	1,821,330
	United States Steel Corp.
450,000	6.25%, 03/15/2026(1)	379,971
		4,078,827
	IT Services - 1.0%
	Apple, Inc.
5,910,000	1.80%, 09/11/2024	5,949,851
4,475,000	2.20%, 09/11/2029	4,509,821
8,650,000	2.90%, 09/12/2027	9,174,857
5,015,000	2.95%, 09/11/2049	5,112,731
2,600,000	3.75%, 11/13/2047	3,024,309
1,300,000	3.85%, 05/04/2043	1,508,078
3,865,000	3.85%, 08/04/2046	4,522,167
2,895,000	4.25%, 02/09/2047	3,582,627
3,990,000	4.38%, 05/13/2045	4,982,424
1,120,000	4.45%, 05/06/2044	1,409,211
10,000,000	4.65%, 02/23/2046	12,985,934
	International Business Machines Corp.
12,770,000	2.85%, 05/13/2022	13,098,798
16,230,000	3.00%, 05/15/2024	17,039,893
16,120,000	3.50%, 05/15/2029	17,731,112
12,435,000	4.15%, 05/15/2039	14,631,904
9,715,000	4.25%, 05/15/2049	11,693,843
	Presidio Holdings, Inc.
1,650,000	4.88%, 02/01/2027(3)	1,649,753
1,300,000	8.25%, 02/01/2028(3)	1,335,750
		133,943,063
	Lodging - 0.2%
	Boyd Gaming Corp.
525,000	4.75%, 12/01/2027(3)	536,813
3,880,000	6.38%, 04/01/2026	4,125,410
	Caesars Entertainment Corp.
520,000	5.00%, 10/01/2024	1,002,950
	FelCor Lodging L.P.
3,895,000	6.00%, 06/01/2025	4,041,062
	Hilton Domestic Operating Co., Inc.
3,267,000	4.25%, 09/01/2024	3,316,005
	Las Vegas Sands Corp.
9,940,000	3.50%, 08/18/2026	10,379,264
	MGM China Holdings Ltd.
400,000	5.38%, 05/15/2024(3)	410,000

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming
		Finance Corp.
	$3,105,000	5.88%, 05/15/2025(3)	$3,112,763
		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	3,435,000	5.50%, 03/01/2025(3)	3,580,987
		Wynn Macau Ltd.
	400,000	4.88%, 10/01/2024(3)	404,000
			30,909,254
		Machinery-Construction & Mining - 0.3%
		Caterpillar Financial Services Corp.
	19,835,000	1.95%, 11/18/2022	19,999,917
	3,095,000	2.55%, 11/29/2022	3,172,404
	11,770,000	2.65%, 05/17/2021	11,930,464
			35,102,785
		Machinery-Diversified - 0.1%
		Stanley Black & Decker, Inc.
	14,610,000	3.40%, 03/01/2026	15,782,489
		Media - 2.9%
		Altice Financing S.A.
	2,810,000	5.00%, 01/15/2028(3)	2,758,043
	505,000	6.63%, 02/15/2023(3)	513,838
	2,380,000	7.50%, 05/15/2026(3)	2,543,506
		Altice Luxembourg S.A.
	2,020,000	7.63%, 02/15/2025(3)	2,100,194
EUR	1,330,000	8.00%, 05/15/2027(4)	1,666,791
		Cable Onda S.A.
	$200,000	4.50%, 01/30/2030(3)	206,758
		CBS Corp.
	6,800,000	3.38%, 03/01/2022	6,988,210
	385,000	3.50%, 01/15/2025	409,383
		CCO Holdings LLC / CCO Holdings Capital Corp.
	2,280,000	5.13%, 05/01/2023(3)	2,316,092
	1,600,000	5.25%, 09/30/2022	1,616,000
	2,510,000	5.75%, 09/01/2023	2,538,237
	31,000	5.75%, 01/15/2024	31,659
	1,550,000	5.75%, 02/15/2026(3)	1,626,477
		Charter Communications Operating LLC / Charter Communications Operating Capital
	4,635,000	4.46%, 07/23/2022	4,897,647
	5,053,000	4.80%, 03/01/2050	5,407,365
	8,615,000	4.91%, 07/23/2025	9,660,735
	6,230,000	5.13%, 07/01/2049	6,951,624
	10,990,000	5.38%, 05/01/2047	12,663,121
	4,595,000	5.75%, 04/01/2048	5,494,908
	8,613,000	6.48%, 10/23/2045	11,191,871
		Comcast Corp.
	5,265,000	2.65%, 02/01/2030	5,429,365
	10,280,000	3.20%, 07/15/2036	10,959,046
	2,810,000	3.25%, 11/01/2039	2,986,046
	5,005,000	3.40%, 07/15/2046	5,251,779
	2,465,000	3.45%, 02/01/2050	2,647,327
	6,797,000	3.70%, 04/15/2024	7,312,797
	9,100,000	3.95%, 10/15/2025	10,060,880
	10,468,000	4.05%, 11/01/2052	12,237,542
	10,115,000	4.25%, 10/15/2030	11,842,915
	4,530,000	4.40%, 08/15/2035	5,491,482
	6,230,000	4.60%, 10/15/2038	7,685,463
	5,000,000	4.60%, 08/15/2045	6,215,982
	6,540,000	4.95%, 10/15/2058	8,899,852
	446,000	7.05%, 03/15/2033	662,696
		Cox Communications, Inc.
	13,234,000	3.15%, 08/15/2024(3)	13,844,338
	8,763,000	4.50%, 06/30/2043(3)	9,626,585
	1,936,000	4.70%, 12/15/2042(3)	2,203,019
	7,593,000	4.80%, 02/01/2035(3)	8,848,793

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

2,604,000	6.45%, 12/01/2036(3)	3,467,952
	CSC Holdings LLC
$2,510,000	5.50%, 04/15/2027(3)	$2,663,737
3,480,000	6.50%, 02/01/2029(3)	3,866,628
	Discovery Communications LLC
3,786,000	2.80%, 06/15/2020	3,796,123
5,650,000	2.95%, 03/20/2023	5,811,564
380,000	3.90%, 11/15/2024	408,143
6,532,000	3.95%, 06/15/2025	7,047,521
1,633,000	4.88%, 04/01/2043	1,833,542
10,845,000	5.20%, 09/20/2047	12,769,641
	DISH DBS Corp.
1,645,000	5.00%, 03/15/2023	1,669,708
1,225,000	5.88%, 07/15/2022	1,286,250
2,170,000	5.88%, 11/15/2024	2,195,888
2,535,000	6.75%, 06/01/2021	2,658,581
830,000	7.75%, 07/01/2026(1)	871,500
	Fox Corp.
5,895,000	4.03%, 01/25/2024(3)	6,343,943
4,000,000	5.48%, 01/25/2039(3)	5,060,968
	Gray Television, Inc.
2,160,000	5.13%, 10/15/2024(3)	2,230,200
630,000	5.88%, 07/15/2026(3)	659,138
	iHeartCommunications, Inc.
370,000	4.75%, 01/15/2028(3)	377,130
1,345,000	5.25%, 08/15/2027(3)	1,402,163
	Quebecor Media, Inc.
335,000	5.75%, 01/15/2023	360,125
	Sinclair Television Group, Inc.
1,150,000	5.63%, 08/01/2024(3)	1,183,063
	Sirius XM Radio, Inc.
1,080,000	4.63%, 07/15/2024(3)	1,119,825
	Sky Ltd.
16,875,000	3.13%, 11/26/2022(3)	17,472,217
	TEGNA, Inc.
2,305,000	4.88%, 09/15/2021(3)	2,307,881
1,980,000	6.38%, 10/15/2023	2,023,164
	Time Warner Cable LLC
295,000	4.00%, 09/01/2021	302,659
1,875,000	4.50%, 09/15/2042	1,966,167
1,300,000	5.50%, 09/01/2041	1,494,761
10,340,000	5.88%, 11/15/2040	12,521,633
2,825,000	6.75%, 06/15/2039	3,671,171
	Time Warner Entertainment Co. L.P.
1,565,000	8.38%, 07/15/2033	2,303,069
	Viacom, Inc.
7,090,000	4.50%, 03/01/2021	7,290,010
3,040,000	5.85%, 09/01/2043	3,957,351
	ViacomCBS, Inc.
16,430,000	2.90%, 06/01/2023	16,947,070
2,460,000	4.25%, 09/01/2023	2,649,122
12,077,000	4.38%, 03/15/2043	13,119,606
	Videotron Ltd.
2,520,000	5.00%, 07/15/2022	2,642,850
	Walt Disney Co.
5,390,000	3.38%, 11/15/2026	5,870,253
3,890,000	4.95%, 10/15/2045	5,328,616
1,177,000	5.40%, 10/01/2043	1,660,368
2,440,000	6.40%, 12/15/2035	3,603,747
520,000	6.65%, 11/15/2037	795,430
	WMG Acquisition Corp.
2,890,000	5.50%, 04/15/2026(3)	3,041,725
	Ziggo B.V.
435,000	4.88%, 01/15/2030(3)	447,949

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

2,815,000	5.50%, 01/15/2027(3)	2,983,900
		397,272,418
	Metal Fabricate/Hardware - 0.0%
	Advanced Drainage Systems, Inc.
$470,000	5.00%, 09/30/2027(3)	$485,275
	Novelis Corp.
1,790,000	4.75%, 01/30/2030(3)	1,797,876
1,045,000	5.88%, 09/30/2026(3)	1,107,700
	TriMas Corp.
630,000	4.88%, 10/15/2025(3)	645,750
		4,036,601
	Mining - 0.2%
	Anglo American Capital plc
4,340,000	4.00%, 09/11/2027(3)	4,641,204
6,120,000	4.50%, 03/15/2028(3)	6,728,147
7,675,000	4.75%, 04/10/2027(3)	8,538,714
4,630,000	4.88%, 05/14/2025(3)	5,175,834
	Constellium SE
2,640,000	5.88%, 02/15/2026(3)	2,725,800
	Vedanta Resources plc
440,000	6.13%, 08/09/2024(4)	388,961
		28,198,660
	Miscellaneous Manufacturing - 0.1%
	General Electric Co.
367,000	4.13%, 10/09/2042	400,922
	Ingersoll-Rand Global Holding Co., Ltd.
13,030,000	2.90%, 02/21/2021	13,174,639
	Ingersoll-Rand Luxembourg Finance S.A.
380,000	3.55%, 11/01/2024	405,134
		13,980,695
	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
1,050,000	4.25%, 04/01/2028	1,093,312
	Xerox Corp.
4,050,000	4.13%, 03/15/2023	4,191,750
145,000	4.80%, 03/01/2035	137,388
763,000	6.75%, 12/15/2039	831,670
		6,254,120
	Oil & Gas - 1.2%
	Baytex Energy Corp.
440,000	5.63%, 06/01/2024(3)	405,900
425,000	8.75%, 04/01/2027(3)	413,844
	BP Capital Markets America, Inc.
7,495,000	3.22%, 11/28/2023	7,854,945
	Centennial Resource Production LLC
2,060,000	5.38%, 01/15/2026(3)	1,936,400
	Chesapeake Energy Corp.
4,456,000	11.50%, 01/01/2025(1)(3)	3,585,743
	CNOOC Finance Ltd.
3,030,000	2.88%, 09/30/2029	3,095,932
3,610,000	3.00%, 05/09/2023	3,698,566
	Continental Resources, Inc.
2,795,000	4.38%, 01/15/2028	2,957,658
	Devon Energy Corp.
2,735,000	4.75%, 05/15/2042	2,961,201
	Ecopetrol S.A.
1,010,000	5.88%, 09/18/2023	1,126,655
	Empresa Nacional del Petroleo
200,000	5.25%, 11/06/2029(4)	227,214
	Energen Corp.
2,055,000	4.63%, 09/01/2021	2,111,348
	EQT Corp.
910,000	7.00%, 02/01/2030	801,081

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Gazprom OAO Via Gaz Capital S.A.
495,000	3.85%, 02/06/2020(4)	494,916
	Hess Corp.
$40,000	5.60%, 02/15/2041	$46,047
1,445,000	6.00%, 01/15/2040	1,692,757
1,980,000	7.13%, 03/15/2033	2,555,354
7,742,000	7.30%, 08/15/2031	10,114,698
595,000	7.88%, 10/01/2029	789,763
	Hunt Oil Co. of Peru LLC Sucursal Del Peru
360,000	6.38%, 06/01/2028(4)	390,492
870,000	6.38%, 06/01/2028(3)	943,689
	Jagged Peak Energy LLC
2,960,000	5.88%, 05/01/2026	3,048,800
	Laredo Petroleum, Inc.
440,000	9.50%, 01/15/2025	400,400
	Matador Resources Co.
2,215,000	5.88%, 09/15/2026	2,168,042
	MEG Energy Corp.
1,765,000	6.38%, 01/30/2023(3)	1,786,004
1,485,000	6.50%, 01/15/2025(3)	1,555,538
690,000	7.00%, 03/31/2024(3)	695,175
	NAK Naftogaz Ukraine via Kondor Finance plc
1,365,000	7.63%, 11/08/2026(3)	1,453,139
	Noble Energy, Inc.
7,665,000	6.00%, 03/01/2041	9,180,146
2,020,000	8.00%, 04/01/2027	2,551,552
	Noble Holding International Ltd.
1,323,000	7.88%, 02/01/2026(3)	945,945
	Occidental Petroleum Corp.
4,610,000	3.50%, 08/15/2029	4,755,892
2,571,000	4.50%, 07/15/2044	2,643,762
4,160,000	6.45%, 09/15/2036	5,242,212
	PDC Energy, Inc.
440,000	5.75%, 05/15/2026	424,710
	Petrobras Global Finance B.V.
3,126,000	5.09%, 01/15/2030(3)	3,430,316
930,000	6.90%, 03/19/2049	1,133,205
520,000	7.25%, 03/17/2044	657,285
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024(9)	34,800
190,000	9.00%, 11/17/2021(9)	15,200
	Petroleos Mexicanos
1,455,000	5.95%, 01/28/2031(3)	1,476,461
5,410,000	6.50%, 01/23/2029	5,767,060
2,720,000	6.84%, 01/23/2030(3)	2,947,120
880,000	6.95%, 01/28/2060(3)	891,906
410,000	7.69%, 01/23/2050(3)	450,426
	QEP Resources, Inc.
3,695,000	5.25%, 05/01/2023	3,547,200
1,575,000	5.63%, 03/01/2026	1,405,609
	Range Resources Corp.
430,000	9.25%, 02/01/2026(3)	380,632
	Saudi Arabian Oil Co.
2,240,000	2.75%, 04/16/2022(3)	2,271,865
6,984,000	2.88%, 04/16/2024(3)	7,175,803
	Shell International Finance B.V.
2,865,000	2.38%, 11/07/2029	2,896,663
2,040,000	4.38%, 05/11/2045	2,497,723
3,250,000	4.55%, 08/12/2043	4,041,301
	Sinopec Group Overseas Development Ltd.
6,155,000	2.50%, 08/08/2024(3)	6,219,225
1,330,000	2.95%, 08/08/2029(3)	1,355,600
	SM Energy Co.
3,005,000	5.00%, 01/15/2024	2,742,063
700,000	5.63%, 06/01/2025	633,500
355,000	6.13%, 11/15/2022	351,450

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	1,000,000	6.63%, 01/15/2027(1)	905,000
	1,175,000	6.75%, 09/15/2026(1)	1,066,965
		Southwestern Energy Co.
	$460,000	6.20%, 01/23/2025	$382,950
	480,000	7.50%, 04/01/2026	400,656
		State Oil Co. of the Azerbaijan Republic
	725,000	4.75%, 03/13/2023(4)	763,954
		Suncor Energy, Inc.
	3,955,000	4.00%, 11/15/2047	4,314,903
		Sunoco L.P. / Sunoco Finance Corp.
	1,425,000	5.50%, 02/15/2026	1,465,983
	820,000	6.00%, 04/15/2027	865,075
		Transocean, Inc.
	4,715,000	6.80%, 03/15/2038	3,017,600
		Valero Energy Corp.
	630,000	4.35%, 06/01/2028	700,299
	1,380,000	6.63%, 06/15/2037	1,862,712
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	2,670,000	8.75%, 04/15/2023(3)	1,388,400
		WPX Energy, Inc.
	1,220,000	5.25%, 09/15/2024	1,277,950
	410,000	5.75%, 06/01/2026	429,475
	1,240,000	8.25%, 08/01/2023	1,430,650
		YPF S.A.
	680,000	8.50%, 03/23/2021(4)	676,056
			158,326,561
		Packaging & Containers - 0.2%
		ARD Finance S.A. (6.50% Cash, 7.25% PIK)
	3,225,000	6.50%, 06/30/2027(3)(7)	3,329,490
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	1,040,000	4.13%, 08/15/2026(3)	1,069,902
	3,135,000	5.25%, 08/15/2027(3)	3,287,831
	725,000	6.00%, 02/15/2025(3)	757,625
		Ball Corp.
EUR	1,670,000	0.88%, 03/15/2024	1,851,965
	1,435,000	1.50%, 03/15/2027	1,591,486
		Crown Americas LLC / Crown Americas Capital Corp.
	$2,055,000	4.75%, 02/01/2026	2,129,699
		Flex Acquisition Co., Inc.
	5,230,000	6.88%, 01/15/2025(3)	5,249,613
		OI European Group B.V.
	390,000	4.00%, 03/15/2023(3)	395,850
		Owens-Brockway Glass Container, Inc.
	2,960,000	5.88%, 08/15/2023(3)	3,167,200
	2,710,000	6.38%, 08/15/2025(1)(3)	3,021,650
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	3,240,000	5.13%, 07/15/2023(3)	3,306,452
	1,155,000	7.00%, 07/15/2024(3)	1,192,538
		Trivium Packaging Finance B.V.
	415,000	5.50%, 08/15/2026(3)	437,306
			30,788,607
		Pharmaceuticals - 3.0%
		Abbott Laboratories
	3,990,000	2.55%, 03/15/2022	4,070,062
		AbbVie, Inc.
	7,100,000	2.30%, 11/21/2022(3)	7,170,499
	14,100,000	2.50%, 05/14/2020	14,117,267
	17,890,000	2.60%, 11/21/2024(3)	18,275,574
	15,320,000	2.95%, 11/21/2026(3)	15,823,548
	13,385,000	3.20%, 11/21/2029(3)	13,900,120
	8,915,000	4.05%, 11/21/2039(3)	9,700,257
	4,015,000	4.25%, 11/14/2028	4,506,340
	7,990,000	4.25%, 11/21/2049(3)	8,683,803
	4,000,000	4.45%, 05/14/2046	4,498,770

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Allergan Finance LLC
2,840,000	4.63%, 10/01/2042	3,171,893
	Allergan Funding SCS
$19,545,000	3.45%, 03/15/2022	$20,119,477
775,000	3.80%, 03/15/2025	832,144
2,500,000	4.85%, 06/15/2044	2,956,322
	AstraZeneca plc
5,100,000	2.38%, 11/16/2020	5,127,875
11,865,000	3.38%, 11/16/2025	12,770,727
	Bausch Health Cos., Inc.
4,635,000	5.00%, 01/30/2028(3)	4,692,938
327,000	5.50%, 03/01/2023(3)	327,818
529,000	5.88%, 05/15/2023(3)	533,629
1,970,000	6.13%, 04/15/2025(3)	2,026,381
2,550,000	7.00%, 01/15/2028(3)	2,762,007
360,000	9.00%, 12/15/2025(3)	406,350
	Baxalta, Inc.
390,000	3.60%, 06/23/2022	402,755
	Bayer U.S. Finance LLC
2,900,000	4.20%, 07/15/2034(3)	3,152,870
7,820,000	4.25%, 12/15/2025(3)	8,626,410
	Bristol-Myers Squibb Co.
10,000,000	3.20%, 06/15/2026(3)	10,637,123
	Catalent Pharma Solutions, Inc.
535,000	4.88%, 01/15/2026(3)	549,713
	Cigna Corp.
5,720,000	3.05%, 10/15/2027(3)	5,935,292
4,305,000	3.25%, 04/15/2025(3)	4,514,089
5,320,000	3.88%, 10/15/2047(3)	5,582,867
13,680,000	4.13%, 11/15/2025	15,060,933
17,590,000	4.38%, 10/15/2028	19,832,253
	CVS Health Corp.
3,280,000	3.00%, 08/15/2026	3,404,747
6,810,000	3.25%, 08/15/2029	7,064,910
13,725,000	4.10%, 03/25/2025	14,924,915
16,780,000	4.78%, 03/25/2038	19,572,379
9,435,000	5.13%, 07/20/2045	11,374,180
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
2,234,000	6.00%, 07/15/2023(3)	1,709,010
4,010,000	6.00%, 02/01/2025(3)	2,776,925
	GlaxoSmithKline Capital plc
16,385,000	2.88%, 06/01/2022	16,815,476
6,225,000	3.00%, 06/01/2024	6,540,312
	GlaxoSmithKline Capital, Inc.
10,000,000	3.63%, 05/15/2025	10,897,393
	Johnson & Johnson
6,420,000	3.63%, 03/03/2037	7,357,171
	McKesson Corp.
17,275,000	3.65%, 11/30/2020	17,525,145
	Merck & Co., Inc.
10,135,000	3.40%, 03/07/2029	11,203,941
12,035,000	3.90%, 03/07/2039	14,520,795
	Pfizer, Inc.
4,525,000	4.00%, 12/15/2036	5,345,938
	Shire Acquisitions Investments Ireland DAC
18,890,000	2.40%, 09/23/2021	19,057,108
	Teva Pharmaceutical Finance Co. B.V.
430,000	2.95%, 12/18/2022	412,800
	Teva Pharmaceutical Finance Netherlands B.V.
650,000	2.80%, 07/21/2023	604,390
14,340,000	3.15%, 10/01/2026	12,242,058
1,735,000	6.75%, 03/01/2028(1)	1,807,003
		415,924,702
	Pipelines - 2.0%
	Cheniere Corpus Christi Holdings LLC

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

3,917,000	5.13%, 06/30/2027	4,364,471
485,000	5.88%, 03/31/2025	549,845
	Cheniere Energy Partners L.P.
$1,154,000	4.50%, 10/01/2029(3)	$1,174,195
	DCP Midstream Operating L.P.
3,725,000	5.38%, 07/15/2025	4,065,353
	Energy Transfer Operating L.P.
12,970,000	3.75%, 05/15/2030	13,224,200
70,000	4.25%, 03/15/2023	73,658
6,620,000	4.50%, 04/15/2024	7,118,685
2,275,000	4.90%, 03/15/2035	2,494,030
3,000,000	4.95%, 06/15/2028	3,334,447
2,695,000	5.00%, 05/15/2050	2,775,681
1,190,000	5.15%, 03/15/2045	1,235,359
9,000,000	5.25%, 04/15/2029	10,194,122
5,958,000	5.30%, 04/15/2047	6,306,335
1,480,000	5.50%, 06/01/2027	1,699,626
1,965,000	6.00%, 06/15/2048	2,263,821
940,000	6.05%, 06/01/2041	1,082,052
4,045,000	6.13%, 12/15/2045	4,675,865
4,485,000	6.25%, 04/15/2049	5,317,477
	Enterprise Products Operating LLC
1,430,000	4.20%, 01/31/2050	1,540,129
730,000	4.45%, 02/15/2043	810,197
1,516,000	4.85%, 08/15/2042	1,774,081
3,310,000	4.85%, 03/15/2044	3,837,074
1,025,000	5.10%, 02/15/2045	1,227,735
	EQM Midstream Partners L.P.
3,803,000	4.13%, 12/01/2026	3,430,122
5,985,000	5.50%, 07/15/2028	5,538,046
	Kinder Morgan Energy Partners L.P.
2,195,000	5.80%, 03/15/2035	2,711,161
	MPLX L.P.
10,925,000	4.25%, 12/01/2027(3)	11,667,525
4,850,000	4.70%, 04/15/2048	4,986,186
6,900,000	4.90%, 04/15/2058	7,208,588
2,450,000	5.20%, 03/01/2047	2,706,911
4,780,000	5.20%, 12/01/2047(3)	5,159,121
1,250,000	5.50%, 02/15/2049	1,429,649
	NuStar Logistics L.P.
390,000	6.00%, 06/01/2026	410,358
	ONEOK, Inc.
7,835,000	3.40%, 09/01/2029	8,013,519
	Peru LNG Srl
200,000	5.38%, 03/22/2030(4)	195,261
1,280,000	5.38%, 03/22/2030(3)	1,249,670
	Phillips 66 Partners L.P.
13,305,000	3.15%, 12/15/2029	13,439,944
	Rockies Express Pipeline LLC
8,445,000	3.60%, 05/15/2025(3)	8,504,875
5,100,000	4.80%, 05/15/2030(3)	5,012,790
	Sabine Pass Liquefaction LLC
5,670,000	5.00%, 03/15/2027	6,323,041
7,606,000	5.63%, 03/01/2025	8,651,239
4,000,000	5.88%, 06/30/2026	4,644,431
	Sunoco Logistics Partners Operations L.P.
1,520,000	4.00%, 10/01/2027	1,593,241
5,100,000	5.30%, 04/01/2044	5,398,391
1,065,000	5.35%, 05/15/2045	1,130,106
2,242,000	5.40%, 10/01/2047	2,426,238
	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
1,145,000	4.75%, 10/01/2023(3)	1,146,454
	Targa Resources Partners L.P. / Targa Resources Partners Finance
	Corp.
5,750,000	6.50%, 07/15/2027	6,267,500

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Texas Eastern Transmission L.P.
6,195,000	3.50%, 01/15/2028(3)	6,480,359
	TransCanada PipeLines Ltd.
$3,450,000	2.50%, 08/01/2022	$3,500,436
5,840,000	4.63%, 03/01/2034	6,866,309
10,590,000	5.10%, 03/15/2049	13,170,274
1,080,000	6.20%, 10/15/2037	1,437,007
	Transportadora de Gas Internacional S.A. ESP
1,395,000	5.55%, 11/01/2028(3)	1,617,231
	Valero Energy Partners L.P.
2,870,000	4.50%, 03/15/2028	3,195,703
	Western Midstream Operating L.P.
2,010,000	4.05%, 02/01/2030	2,003,521
1,290,000	4.50%, 03/01/2028	1,302,433
2,155,000	5.25%, 02/01/2050	2,043,143
13,861,000	5.30%, 03/01/2048	12,259,078
	Williams Cos., Inc.
2,740,000	4.85%, 03/01/2048	2,954,071
371,000	4.90%, 01/15/2045	394,858
4,145,000	5.10%, 09/15/2045	4,563,516
4,100,000	5.40%, 03/04/2044	4,624,837
1,365,000	5.80%, 11/15/2043	1,624,447
5,344,000	6.30%, 04/15/2040	6,650,037
		275,070,065
	Real Estate - 0.0%
	Alpha Star Holding V Ltd.
875,000	6.63%, 04/18/2023(4)	854,718
	REITS - 0.6%
	American Tower Corp.
9,250,000	2.25%, 01/15/2022	9,318,313
4,295,000	2.40%, 03/15/2025	4,351,338
390,000	2.95%, 01/15/2025	405,599
8,000,000	3.30%, 02/15/2021	8,109,954
	Boston Properties L.P.
5,720,000	2.90%, 03/15/2030	5,896,552
	Brixmor Operating Partnership L.P.
385,000	3.65%, 06/15/2024	409,029
	Crown Castle International Corp.
8,745,000	3.20%, 09/01/2024	9,179,869
	HCP, Inc.
1,950,000	3.25%, 07/15/2026	2,066,051
	Iron Mountain, Inc.
4,920,000	4.88%, 09/15/2029(3)	5,018,892
	Kimco Realty Corp.
400,000	3.13%, 06/01/2023	414,128
	Simon Property Group L.P.
1,755,000	3.25%, 09/13/2049	1,793,354
	VICI Properties L.P. / VICI Note Co., Inc.
285,000	3.50%, 02/15/2025(3)	289,343
185,000	3.75%, 02/15/2027(3)	185,925
1,200,000	4.25%, 12/01/2026(3)	1,231,596
1,000,000	4.63%, 12/01/2029(3)	1,045,000
	Welltower, Inc.
4,155,000	2.70%, 02/15/2027	4,253,817
18,460,000	3.63%, 03/15/2024	19,629,199
2,620,000	4.00%, 06/01/2025	2,862,455
		76,460,414
	Retail - 1.3%
	1011778 BC ULC / New Red Finance, Inc.
455,000	3.88%, 01/15/2028(3)	457,889
4,020,000	4.38%, 01/15/2028(3)	4,029,648
5,230,000	5.00%, 10/15/2025(3)	5,395,791
	Alimentation Couche-Tard, Inc.
1,115,000	2.95%, 01/25/2030(3)	1,127,313

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

2,470,000	3.80%, 01/25/2050(3)	2,483,580
	Beacon Roofing Supply, Inc.
65,000	4.50%, 11/15/2026(3)	66,788
$3,125,000	4.88%, 11/01/2025(3)	$3,108,437
	CVS Health Corp.
5,330,000	2.75%, 12/01/2022	5,440,942
3,407,000	2.88%, 06/01/2026	3,503,697
2,985,000	3.70%, 03/09/2023	3,132,513
	CVS Pass-Through Trust
11,236	6.04%, 12/10/2028	12,742
25,552	6.94%, 01/10/2030	30,413
	Ferrellgas L.P. / Ferrellgas Finance Corp.
466,000	6.50%, 05/01/2021(1)	405,420
1,470,000	6.75%, 01/15/2022	1,249,500
1,112,000	6.75%, 06/15/2023(1)	942,420
	Home Depot, Inc.
2,742,000	3.50%, 09/15/2056	3,049,364
9,050,000	5.88%, 12/16/2036	12,894,498
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
1,275,000	4.75%, 06/01/2027(3)	1,343,162
1,600,000	5.25%, 06/01/2026(3)	1,676,000
	Lithia Motors, Inc.
735,000	4.63%, 12/15/2027(3)	751,538
1,315,000	5.25%, 08/01/2025(3)	1,357,738
	Lowe's Cos., Inc.
11,540,000	3.38%, 09/15/2025	12,387,077
10,000,000	3.65%, 04/05/2029	10,902,786
7,370,000	3.70%, 04/15/2046	7,829,124
1,586,000	3.80%, 11/15/2021	1,636,217
5,365,000	4.05%, 05/03/2047	6,022,667
1,690,000	4.55%, 04/05/2049	2,032,873
	McDonald's Corp.
2,500,000	3.35%, 04/01/2023	2,618,993
5,262,000	3.38%, 05/26/2025	5,626,993
9,030,000	4.60%, 05/26/2045	11,114,320
5,000,000	6.30%, 10/15/2037	7,109,250
	O'Reilly Automotive, Inc.
7,340,000	3.90%, 06/01/2029	8,203,041
	Party City Holdings, Inc.
1,330,000	6.63%, 08/01/2026(1)(3)	944,300
	Staples, Inc.
390,000	7.50%, 04/15/2026(3)	399,516
	Starbucks Corp.
6,685,000	3.10%, 03/01/2023	6,941,652
4,380,000	3.80%, 08/15/2025	4,793,471
7,450,000	3.85%, 10/01/2023	7,953,610
	United Rentals North America, Inc.
4,915,000	4.88%, 01/15/2028	5,123,887
	Walmart, Inc.
5,475,000	3.05%, 07/08/2026	5,858,285
12,365,000	3.40%, 06/26/2023	13,105,971
2,050,000	3.63%, 12/15/2047	2,342,535
2,600,000	3.95%, 06/28/2038	3,110,804
	Yum! Brands, Inc.
690,000	4.75%, 01/15/2030(3)	737,438
		179,254,203
	Semiconductors - 1.0%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
3,545,000	3.50%, 01/15/2028	3,651,694
28,750,000	3.63%, 01/15/2024	30,077,980
19,335,000	3.88%, 01/15/2027	20,403,360
	Broadcom, Inc.
4,050,000	3.13%, 04/15/2021(3)	4,108,293
785,000	3.63%, 10/15/2024(3)	826,135

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Entegris, Inc.
	2,960,000	4.63%, 02/10/2026(3)	3,056,200
		Intel Corp.
	12,000,000	2.45%, 11/15/2029	12,297,919
	$1,700,000	4.10%, 05/19/2046	$2,050,858
		Micron Technology, Inc.
	920,000	4.64%, 02/06/2024	1,004,048
	6,090,000	4.98%, 02/06/2026	6,865,042
		NXP B.V. / NXP Funding LLC
	12,955,000	4.88%, 03/01/2024(3)	14,254,023
		Qorvo, Inc.
	2,010,000	4.38%, 10/15/2029(3)	2,100,450
	2,810,000	5.50%, 07/15/2026	2,971,575
		QUALCOMM, Inc.
	23,415,000	2.90%, 05/20/2024	24,443,930
	3,215,000	4.30%, 05/20/2047	3,825,640
		Sensata Technologies B.V.
	1,020,000	5.00%, 10/01/2025(3)	1,104,150
	1,475,000	5.63%, 11/01/2024(3)	1,629,875
			134,671,172
		Software - 1.2%
		CDK Global, Inc.
	1,215,000	5.25%, 05/15/2029(3)	1,300,050
		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
	1,675,000	5.75%, 03/01/2025(3)	1,705,954
		Fidelity National Information Services, Inc.
	9,065,000	3.00%, 08/15/2026	9,534,962
	980,000	3.75%, 05/21/2029	1,095,264
		Fiserv, Inc.
	4,630,000	3.20%, 07/01/2026	4,888,183
	6,695,000	3.50%, 07/01/2029	7,214,322
	15,015,000	3.80%, 10/01/2023	15,982,131
		Infor U.S., Inc.
	2,828,000	6.50%, 05/15/2022	2,849,210
		IQVIA, Inc.
EUR	820,000	2.25%, 01/15/2028(3)	922,691
	$1,390,000	5.00%, 05/15/2027(3)	1,466,506
		Microsoft Corp.
	11,125,000	3.45%, 08/08/2036	12,570,943
	3,805,000	3.50%, 02/12/2035	4,321,039
	5,955,000	3.95%, 08/08/2056	7,368,271
	11,395,000	4.10%, 02/06/2037	13,780,276
	2,815,000	4.45%, 11/03/2045	3,673,924
		MSCI, Inc.
	3,335,000	4.00%, 11/15/2029(3)	3,405,869
		Oracle Corp.
	6,000,000	2.65%, 07/15/2026	6,261,716
	10,835,000	2.95%, 11/15/2024	11,404,997
	2,100,000	3.85%, 07/15/2036	2,398,295
	14,500,000	3.90%, 05/15/2035	16,803,518
	5,835,000	4.00%, 11/15/2047	6,838,931
	4,300,000	6.50%, 04/15/2038	6,435,656
		PTC, Inc.
	400,000	3.63%, 02/15/2025(3)	403,500
	440,000	4.00%, 02/15/2028(3)	444,400
		salesforce.com, Inc.
	10,660,000	3.25%, 04/11/2023	11,182,824
		Splunk, Inc.
	1,120,000	1.13%, 09/15/2025	1,410,500
		SS&C Technologies, Inc.
	4,095,000	5.50%, 09/30/2027(3)	4,331,691
		Western Digital Corp.
	1,293,000	4.75%, 02/15/2026	1,380,277
			161,375,900

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Telecommunications - 3.0%
	Altice France S.A.
660,000	5.50%, 01/15/2028(3)	674,038
4,020,000	7.38%, 05/01/2026(3)	4,281,622
2,975,000	8.13%, 02/01/2027(3)	3,324,562
	AT&T, Inc.
$7,380,000	2.80%, 02/17/2021	$7,452,567
15,175,000	3.60%, 07/15/2025	16,335,848
5,545,000	3.88%, 01/15/2026	6,022,031
24,005,000	4.10%, 02/15/2028	26,574,652
3,335,000	4.13%, 02/17/2026	3,678,059
9,485,000	4.25%, 03/01/2027	10,571,025
21,650,000	4.30%, 02/15/2030	24,487,985
1,045,000	4.30%, 12/15/2042	1,149,202
1,870,000	4.35%, 03/01/2029	2,109,254
3,490,000	4.35%, 06/15/2045	3,860,138
905,000	4.50%, 05/15/2035	1,041,536
2,574,000	4.50%, 03/09/2048	2,900,412
3,965,000	4.55%, 03/09/2049	4,508,932
14,820,000	4.85%, 03/01/2039	17,575,708
315,000	5.15%, 03/15/2042	387,768
6,545,000	5.35%, 12/15/2043	8,009,442
	Bharti Airtel International Netherlands B.V.
200,000	5.35%, 05/20/2024(4)	215,642
	Bharti Airtel Ltd.
400,000	4.38%, 06/10/2025(4)	414,905
	CenturyLink, Inc.
3,720,000	4.00%, 02/15/2027(3)	3,750,504
1,356,000	5.63%, 04/01/2025	1,437,360
605,000	5.80%, 03/15/2022	637,688
639,000	7.50%, 04/01/2024(1)	721,003
	CommScope, Inc.
395,000	5.50%, 03/01/2024(3)	405,863
	Deutsche Telekom International Finance B.V.
695,000	8.75%, 06/15/2030	1,048,107
	Embarq Corp.
1,835,000	8.00%, 06/01/2036	2,039,511
	Frontier Communications Corp.
1,955,000	6.88%, 01/15/2025	913,962
2,480,000	8.50%, 04/01/2026(3)	2,542,000
1,190,000	10.50%, 09/15/2022	541,450
	Intelsat Connect Finance S.A.
300,000	9.50%, 02/15/2023(3)	153,000
	Intelsat Jackson Holdings S.A.
7,830,000	5.50%, 08/01/2023	6,283,575
4,685,000	8.50%, 10/15/2024(3)	3,935,400
	Millicom International Cellular S.A.
670,000	6.25%, 03/25/2029(3)	741,020
	MTN Mauritius Investments Ltd.
385,000	5.37%, 02/13/2022(4)	400,274
	Rogers Communications, Inc.
5,200,000	3.70%, 11/15/2049	5,533,739
	Sprint Capital Corp.
390,000	6.88%, 11/15/2028	396,825
1,125,000	8.75%, 03/15/2032	1,245,937
	Sprint Corp.
3,253,000	7.13%, 06/15/2024	3,359,861
790,000	7.63%, 02/15/2025	824,562
6,732,000	7.88%, 09/15/2023	7,152,009
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3,500,000	3.36%, 03/20/2023(3)	3,528,437
13,015,000	5.15%, 09/20/2029(3)	14,186,350
	Telecom Italia Capital S.A.
670,000	7.20%, 07/18/2036	830,800
	Telecom Italia S.p.A.
1,470,000	5.30%, 05/30/2024(3)	1,602,300

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Telefonica Celular del Paraguay S.A.
500,000	5.88%, 04/15/2027(3)	534,143
	Telefonica Emisiones S.A.
$1,150,000	4.57%, 04/27/2023	$1,246,595
4,465,000	4.67%, 03/06/2038	5,096,384
6,145,000	4.90%, 03/06/2048	7,238,187
12,290,000	5.21%, 03/08/2047	15,044,741
	Verizon Communications, Inc.
9,685,000	3.38%, 02/15/2025	10,346,058
9,585,000	4.13%, 08/15/2046	11,212,511
17,585,000	4.50%, 08/10/2033	21,158,820
6,878,000	4.52%, 09/15/2048	8,491,193
1,370,000	4.67%, 03/15/2055	1,754,689
4,790,000	4.81%, 03/15/2039	6,016,291
7,206,000	4.86%, 08/21/2046	9,260,140
13,490,000	5.01%, 04/15/2049	17,814,782
9,955,000	5.01%, 08/21/2054	13,497,381
9,155,000	5.25%, 03/16/2037	11,894,898
	Vodafone Group plc
26,240,000	3.75%, 01/16/2024	27,983,165
6,500,000	4.13%, 05/30/2025	7,152,273
13,835,000	4.25%, 09/17/2050	15,032,178
6,355,000	5.25%, 05/30/2048	8,007,672
		408,568,966
	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
1,040,000	5.88%, 12/15/2027(3)	1,093,196
2,570,000	6.75%, 12/31/2025(3)	2,756,325
		3,849,521
	Transportation - 0.7%
	Burlington Northern Santa Fe LLC
8,215,000	4.55%, 09/01/2044	10,178,914
	CSX Corp.
11,905,000	2.40%, 02/15/2030	11,915,491
6,315,000	2.60%, 11/01/2026	6,551,315
1,350,000	3.35%, 09/15/2049	1,392,596
1,000,000	4.50%, 03/15/2049	1,229,615
1,000,000	4.75%, 05/30/2042	1,233,173
565,000	6.00%, 10/01/2036	759,083
	FedEx Corp.
7,000,000	3.10%, 08/05/2029	7,163,804
5,000,000	4.05%, 02/15/2048	5,070,993
	Lima Metro Line 2 Finance Ltd.
600,000	4.35%, 04/05/2036(3)	643,878
	Norfolk Southern Corp.
3,420,000	2.55%, 11/01/2029	3,501,345
3,734,000	4.65%, 01/15/2046	4,600,823
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
4,520,000	3.45%, 07/01/2024(3)	4,770,234
9,895,000	4.88%, 07/11/2022(3)	10,576,902
	Rumo Luxembourg S.a.r.l.
800,000	5.88%, 01/18/2025(4)	860,000
566,000	5.88%, 01/18/2025(3)	608,450
320,000	7.38%, 02/09/2024(4)	343,402
	Russian Railways Via RZD Capital plc
200,000	4.38%, 03/01/2024(4)	212,636
	Union Pacific Corp.
5,797,000	3.55%, 08/15/2039	6,281,424
10,385,000	3.84%, 03/20/2060(3)	11,062,245
6,203,000	4.38%, 09/10/2038	7,322,256
3,970,000	4.38%, 11/15/2065	4,512,394
		100,790,973
	Trucking & Leasing - 0.0%
	Avolon Holdings Funding Ltd.

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	690,000	3.95%, 07/01/2024(3)	726,535
	285,000	4.38%, 05/01/2026(3)	308,430
	$1,895,000	5.25%, 05/15/2024(3)	$2,085,258
			3,120,223
		Total Corporate Bonds
		(cost $6,136,611,071)	$6,576,287,653
Foreign Government Obligations - 3.3%
		Angola - 0.0%
		Angolan Government International Bond
	1,195,000	8.00%, 11/26/2029(3)	1,263,139
	410,000	8.00%, 11/26/2029(4)	433,378
	586,000	8.25%, 05/09/2028(4)	631,116
	435,000	9.13%, 11/26/2049(1)(3)	458,547
	925,000	9.38%, 05/08/2048(4)	1,001,930
			3,788,110
		Argentina - 0.3%
		Argentine Republic Government International Bond
	17,750,000	3.75%, 12/31/2038(10)	7,472,750
	3,660,000	4.63%, 01/11/2023	1,687,297
EUR	6,995,000	5.25%, 01/15/2028(4)	3,229,185
	$1,055,000	5.63%, 01/26/2022	519,060
	4,715,000	5.88%, 01/11/2028	2,062,812
	375,000	6.63%, 07/06/2028	166,687
	23,080,000	6.88%, 01/26/2027	10,397,540
	7,045,000	6.88%, 01/11/2048	2,976,512
	1,440,000	7.13%, 07/06/2036	622,080
	7,200,000	7.50%, 04/22/2026	3,279,600
EUR	1,527,475	7.82%, 12/31/2033	893,846
	$2,986,341	8.28%, 12/31/2033	1,626,063
		Provincia de Cordoba
	425,000	7.13%, 06/10/2021(3)	333,625
	1,630,000	7.13%, 08/01/2027	1,116,550
	1,675,000	7.45%, 09/01/2024(4)	1,195,967
			37,579,574
		Armenia - 0.0%
		Republic of Armenia International Bond
	240,000	3.95%, 09/26/2029(4)	242,334
	715,000	7.15%, 03/26/2025(4)	844,601
			1,086,935
		Azerbaijan - 0.1%
		Republic of Azerbaijan International Bond
	681,000	3.50%, 09/01/2032(3)	685,956
	5,667,000	3.50%, 09/01/2032(4)	5,708,245
	865,000	5.13%, 09/01/2029(4)	946,604
		Southern Gas Corridor CJSC
	1,394,000	6.88%, 03/24/2026(3)	1,668,473
	1,925,000	6.88%, 03/24/2026(4)	2,304,025
			11,313,303
		Bermuda - 0.0%
		Bermuda Government International Bond
	1,525,000	4.75%, 02/15/2029(3)	1,753,750
		Brazil - 0.1%
		Brazil Notas do Tesouro Nacional
BRL	252,000	10.00%, 01/01/2027	69,880
	7,738,000	10.00%, 01/01/2029	2,190,973
		Brazilian Government International Bond
	$2,265,000	4.50%, 05/30/2029	2,459,813
	2,325,000	4.75%, 01/14/2050	2,394,750
	1,849,000	5.00%, 01/27/2045	1,999,712
	1,520,000	5.63%, 02/21/2047	1,781,440
			10,896,568

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Colombia - 0.1%
		Colombia Government International Bond
	$1,960,000	3.00%, 01/30/2030	$1,976,660
	5,155,000	5.00%, 06/15/2045	6,263,325
			8,239,985
		Costa Rica - 0.0%
		Costa Rica Government International Bond
	1,140,000	9.20%, 02/21/2024(3)	1,309,005
		Croatia - 0.1%
		Croatia Government International Bond
EUR	975,000	1.13%, 06/19/2029(4)	1,125,242
	380,000	2.70%, 06/15/2028(4)	494,061
	2,045,000	2.75%, 01/27/2030(4)	2,716,455
	1,925,000	3.00%, 03/20/2027(4)	2,500,632
	$2,205,000	6.38%, 03/24/2021(4)	2,311,537
			9,147,927
		Dominican Republic - 0.0%
		Dominican Republic International Bond
	665,000	6.40%, 06/05/2049(3)	716,538
	342,000	7.45%, 04/30/2044(4)	409,203
			1,125,741
		Ecuador - 0.0%
		Ecuador Government International Bond
	400,000	7.88%, 01/23/2028(4)	325,004
	1,200,000	8.88%, 10/23/2027(4)	1,015,500
	1,285,000	9.50%, 03/27/2030(3)	1,101,887
	545,000	9.65%, 12/13/2026(4)	483,688
	200,000	10.75%, 01/31/2029(4)	181,500
			3,107,579
		Egypt - 0.1%
		Egypt Government International Bond
EUR	250,000	5.63%, 04/16/2030(3)	290,428
	240,000	5.63%, 04/16/2030(4)	278,811
	$840,000	7.05%, 01/15/2032(4)	893,810
	1,050,000	7.60%, 03/01/2029(3)	1,175,265
	806,000	7.60%, 03/01/2029(4)	902,156
	1,230,000	7.90%, 02/21/2048(4)	1,328,400
	1,110,000	8.70%, 03/01/2049(4)	1,278,491
			6,147,361
		Ethiopia - 0.0%
		Ethiopia International Bond
	2,350,000	6.63%, 12/11/2024(4)	2,538,470
		Gabon - 0.1%
		Gabon Government International Bond
	2,195,000	6.38%, 12/12/2024(4)	2,356,776
	1,140,000	6.63%, 02/06/2031(3)	1,147,076
	1,955,000	6.95%, 06/16/2025(4)	2,109,280
			5,613,132
		Ghana - 0.0%
		Ghana Government International Bond
	560,000	7.63%, 05/16/2029(4)	570,606
	1,765,000	8.13%, 01/18/2026(4)	1,961,356
	725,000	8.13%, 03/26/2032(4)	743,053
			3,275,015
		Greece - 0.0%
		Hellenic Republic Government Bond
EUR	355,000	3.45%, 04/02/2024(3)(4)	444,142
	2,665,000	3.50%, 01/30/2023(4)	3,244,907
			3,689,049

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Hungary - 0.1%
		Hungary Government International Bond
	$5,950,000	5.38%, 02/21/2023	6,550,593
	$3,278,000	5.75%, 11/22/2023	$3,730,889
	2,266,000	6.38%, 03/29/2021	2,385,282
			12,666,764
		Indonesia - 0.2%
		Indonesia Government International Bond
	910,000	3.85%, 07/18/2027(4)	980,634
	3,310,000	4.63%, 04/15/2043(4)	3,792,807
	4,442,000	4.75%, 01/08/2026(4)	4,974,286
	1,325,000	4.75%, 02/11/2029	1,532,001
	10,129,000	5.13%, 01/15/2045(4)	12,380,660
	2,141,000	5.25%, 01/08/2047(4)	2,682,610
		Perusahaan Penerbit SBSN Indonesia III
	886,000	4.15%, 03/29/2027(3)	961,336
	805,000	4.15%, 03/29/2027(4)	873,449
	3,415,000	4.33%, 05/28/2025(4)	3,737,308
			31,915,091
		Israel - 0.0%
		State of Israel
	2,055,000	2.50%, 01/15/2030	2,108,101
		Ivory Coast - 0.0%
		Ivory Coast Government International Bond
EUR	1,196,000	5.25%, 03/22/2030(3)	1,376,164
	670,000	5.88%, 10/17/2031(3)	786,518
	295,000	6.63%, 03/22/2048(4)	332,486
			2,495,168
		Jamaica - 0.0%
		Jamaica Government International Bond
	$495,000	6.75%, 04/28/2028	587,322
	1,855,000	7.88%, 07/28/2045	2,532,075
	605,000	8.00%, 03/15/2039	831,875
			3,951,272
		Jordan - 0.1%
		Jordan Government International Bond
	1,350,000	5.75%, 01/31/2027(4)	1,441,962
	2,035,000	6.13%, 01/29/2026(4)	2,198,366
	1,897,000	7.38%, 10/10/2047(4)	2,081,608
			5,721,936
		Kenya - 0.0%
		Kenya Government International Bond
	1,490,000	7.00%, 05/22/2027(3)	1,582,571
	2,435,000	7.00%, 05/22/2027(4)	2,586,281
	1,310,000	8.00%, 05/22/2032(4)	1,425,225
			5,594,077
		Macedonia - 0.0%
		Former Yugoslav Republic of Macedonia
EUR	3,465,000	3.98%, 07/24/2021(4)	4,038,289
		Mexico - 0.3%
		Mexico Government International Bond
	$1,860,000	3.25%, 04/16/2030	1,892,550
	1,980,000	4.50%, 04/22/2029	2,216,610
	29,743,000	4.50%, 01/31/2050	33,386,517
			37,495,677
		Mongolia - 0.0%
		Mongolia Government International Bond
	2,165,000	5.13%, 12/05/2022(4)	2,197,410
		Morocco - 0.0%
		Morocco Government International Bond

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

EUR	880,000	1.50%, 11/27/2031(4)	982,795
	$200,000	4.25%, 12/11/2022(4)	210,600
	$570,000	5.50%, 12/11/2042(4)	$717,507
			1,910,902
		Oman - 0.0%
		Oman Government International Bond
	570,000	4.13%, 01/17/2023(4)	581,935
	1,750,000	4.75%, 06/15/2026(4)	1,768,161
	390,000	4.88%, 02/01/2025(3)	402,188
	1,100,000	6.75%, 01/17/2048(4)	1,096,216
			3,848,500
		Panama - 0.1%
		Panama Government International Bond
	775,000	3.16%, 01/23/2030	818,400
	1,320,000	3.75%, 03/16/2025	1,415,700
	2,950,000	4.50%, 04/16/2050	3,647,705
	1,180,000	7.13%, 01/29/2026	1,489,750
		Panama Notas del Tesoro
	4,365,000	3.75%, 04/17/2026(3)	4,631,265
			12,002,820
		Paraguay - 0.1%
		Paraguay Government International Bond
	2,700,000	4.63%, 01/25/2023(4)	2,848,500
	855,000	5.00%, 04/15/2026(4)	949,050
	380,000	5.60%, 03/13/2048(3)	455,050
	1,205,000	5.60%, 03/13/2048(4)	1,442,988
	945,000	6.10%, 08/11/2044(4)	1,183,140
			6,878,728
		Qatar - 0.1%
		Qatar Government International Bond
	320,000	3.38%, 03/14/2024(4)	337,200
	1,465,000	3.88%, 04/23/2023(4)	1,549,237
	1,335,000	4.63%, 06/02/2046(4)	1,656,209
	295,000	5.10%, 04/23/2048(3)	390,055
		Qatari Diar Finance QSC
	8,125,000	5.00%, 07/21/2020(4)	8,228,480
			12,161,181
		Romania - 0.1%
		Romanian Government International Bond
EUR	445,000	2.00%, 01/28/2032(3)	507,867
	2,235,000	2.12%, 07/16/2031(3)	2,579,833
	585,000	2.12%, 07/16/2031(4)	675,258
	3,130,000	3.38%, 02/08/2038(4)	3,892,570
	984,000	3.38%, 01/28/2050(3)	1,156,783
	4,112,000	3.88%, 10/29/2035(4)	5,426,890
	538,000	4.63%, 04/03/2049(3)	763,014
			15,002,215
		Russia - 0.5%
		Russian Federal Bond - OFZ
RUB	92,085,000	6.90%, 05/23/2029	1,520,888
	175,030,000	7.95%, 10/07/2026	3,027,146
		Russian Foreign Bond - Eurobond
EUR	700,000	2.88%, 12/04/2025(4)	881,140
	$2,200,000	4.25%, 06/23/2027(3)	2,429,346
	12,200,000	4.25%, 06/23/2027(4)	13,471,825
	5,200,000	4.38%, 03/21/2029(3)	5,865,434
	5,800,000	4.38%, 03/21/2029(4)	6,542,214
	2,000,000	4.75%, 05/27/2026(4)	2,259,000
	5,000,000	5.10%, 03/28/2035(3)	6,098,360
	10,800,000	5.10%, 03/28/2035(4)	13,172,458
	11,600,000	5.25%, 06/23/2047(4)	15,174,772

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	1,200,000	5.63%, 04/04/2042(4)	1,604,582
			72,047,165
		Saudi Arabia - 0.0%
		Saudi Government International Bond
	$370,000	4.00%, 04/17/2025(3)	$402,477
		Senegal - 0.0%
		Senegal Government International Bond
	973,000	6.75%, 03/13/2048(3)	996,148
	2,465,000	6.75%, 03/13/2048(4)	2,523,642
			3,519,790
		Serbia - 0.0%
		Serbia International Bond
EUR	1,085,000	1.50%, 06/26/2029(3)	1,235,972
		South Africa - 0.0%
		Republic of South Africa Government International Bond
	$2,990,000	5.75%, 09/30/2049	2,941,293
		Supranational - 0.0%
		International Finance Corp.
MXN	154,000,000	0.00%, 02/22/2038(8)	2,327,183
IDR25,000,000,000		8.00%, 10/09/2023	1,949,042
			4,276,225
		Tunisia - 0.0%
		Banque Centrale de Tunisie International Bond
	$390,000	5.75%, 01/30/2025(4)	360,856
EUR	170,000	6.75%, 10/31/2023(3)	194,666
			555,522
		Turkey - 0.5%
		Turkey Government International Bond
	$2,705,000	3.25%, 03/23/2023	2,677,144
	3,935,000	4.88%, 10/09/2026	3,939,919
	10,440,000	4.88%, 04/16/2043	9,338,100
	6,300,000	5.13%, 02/17/2028	6,308,190
	1,425,000	5.60%, 11/14/2024	1,500,240
	13,660,000	5.75%, 03/22/2024	14,479,600
	9,165,000	5.75%, 05/11/2047	8,842,392
	5,775,000	6.00%, 03/25/2027	6,107,062
	8,060,000	6.00%, 01/14/2041	8,132,540
	1,350,000	6.35%, 08/10/2024	1,461,375
			62,786,562
		Ukraine - 0.2%
		Ukraine Government International Bond
	455,000	7.38%, 09/25/2032(3)	502,775
	6,295,000	7.38%, 09/25/2032(4)	6,955,975
	7,350,000	7.75%, 09/01/2022(4)	7,989,009
	775,000	7.75%, 09/01/2024(4)	863,079
	525,000	7.75%, 09/01/2025(4)	590,636
	1,780,000	7.75%, 09/01/2026(4)	2,015,850
	620,000	7.75%, 09/01/2026(3)	702,150
	5,755,000	7.75%, 09/01/2027(4)	6,515,926
	2,510,000	8.99%, 02/01/2024(4)	2,877,087
	460,000	9.75%, 11/01/2028(4)	572,700
			29,585,187
		United Arab Emirates - 0.0%
		Abu Dhabi Government International Bond
	2,860,000	2.13%, 09/30/2024(3)	2,874,300
	565,000	3.13%, 05/03/2026(4)	596,075
			3,470,375
		Venezuela - 0.1%
		Venezuela Government International Bond
	345,000	6.00%, 12/09/2020(9)	42,263

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1,015,000	7.00%, 12/01/2018(9)	124,338
3,170,000	7.00%, 03/31/2038(9)	380,400
4,085,000	7.65%, 04/21/2025(9)	500,413
$4,765,000	7.75%, 10/13/2019(9)	$583,712
11,205,000	8.25%, 10/13/2024(9)	1,372,612
11,937,200	9.00%, 05/07/2023(9)	1,462,307
12,825,000	9.25%, 05/07/2028(9)	1,571,062
		6,037,107
	Total Foreign Government Obligations
	(cost $468,607,854)	$457,457,310
Municipal Bonds - 0.3%
	General Obligation - 0.1%
	California State, GO Taxable
2,265,000	7.55%, 04/01/2039	3,828,371
	State of California
8,325,000	3.05%, 04/01/2029	9,005,402
		12,833,773
	Higher Education - 0.1%
	Rutgers The State Univ. of New Jersey
12,000,000	3.92%, 05/01/2119	13,232,760
	Transportation - 0.1%
	Bay Area Toll Auth, CA
5,645,000	2.57%, 04/01/2031	5,844,946
	New York State Thruway Auth Rev
5,015,000	2.90%, 01/01/2035	5,302,610
		11,147,556
	Total Municipal Bonds
	(cost $34,037,594)	$37,214,089
Senior Floating Rate Interests - 0.2%(11)
	Auto Parts & Equipment - 0.0%
	Panther BF Aggregator L.P.
1,591,013	5.16%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	1,600,161
	Commercial Services - 0.1%
	Blackhawk Network Holdings, Inc.
1,541,525	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	1,541,248
	Dun & Bradstreet Corp.
4,460,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	4,483,415
		6,024,663
	Electronics - 0.0%
	Pitney Bowes, Inc.
2,055,000	0.00%, 01/17/2025, 1 mo. USD LIBOR + 4.000%(12)	2,042,156
	Food Service - 0.0%
	Froneri International plc
125,000	0.00%, 01/31/2028	126,875
900,000	3.86%, 01/29/2027	902,250
		1,029,125
	Household Products - 0.0%
	Diamond (BC) B.V.
842,800	4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	817,516
	Insurance - 0.1%
	Asurion LLC
2,780,030	4.65%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,781,197
	Hub International Ltd.
1,679,425	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,674,286
		4,455,483
	Leisure Time - 0.0%
	Golden Entertainment, Inc.
3,517,425	4.67%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	3,521,822

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Media - 0.0%
		AVSC Holding Corp.
	3,060,488	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	3,045,185
		Total Senior Floating Rate Interests
		(cost $22,363,215)	$22,536,111
U.S. Government Agencies - 0.1%
		Mortgage-Backed Agencies - 0.1%
		FNMA - 0.1%
	$12,731,336	1.50%, 06/25/2042	$12,880,376
		GNMA - 0.0%
	$5,141,208	1.70%, 10/20/2045	$5,114,612
		Total U.S. Government Agencies
		(cost $17,697,541)	$17,994,988
U.S. Government Securities - 1.8%
		U.S. Treasury Bonds - 0.6%
	$4,085,000	3.00%, 05/15/2045	$4,872,160
	10,340,000	3.00%, 11/15/2045(13)	12,370,033
	5,000,000	3.00%, 08/15/2048	6,069,141
	7,090,000	4.25%, 11/15/2040(14)	9,959,511
	7,845,000	4.38%, 02/15/2038	11,010,580
	5,122,000	4.38%, 05/15/2040	7,292,047
	26,925,000	4.38%, 05/15/2041	38,525,889
		U.S. Treasury Notes - 1.2%
	5,000,000	1.38%, 10/31/2020	4,993,164
	3,930,000	1.38%, 01/31/2022	3,933,377
	14,185,000	1.50%, 08/31/2021	14,206,056
	16,990,000	1.50%, 09/15/2022	17,070,304
	30,000,000	1.50%, 10/31/2024	30,235,547
	8,640,000	1.50%, 11/30/2024	8,711,550
	47,395,000	2.38%, 03/15/2022	48,426,212
	31,285,000	2.88%, 11/30/2023	33,094,886
			160,671,096
		Total U.S. Government Securities
		(cost $242,566,269)	$250,770,457
Convertible Bonds - 0.1%
		Engineering & Construction - 0.0%
		Cellnex Telecom S.A.
EUR	900,000	1.50%, 01/16/2026(4)	1,481,726
		Materials - 0.0%
	1,410,000	Berry Global, Inc.*(3)	1,498,125
		Media - 0.0%
		Scripps Escrow, Inc.
	$2,130,000	5.88%, 07/15/2027(3)	2,236,500
		Semiconductors - 0.0%
		Microchip Technology, Inc.
	980,000	2.25%, 02/15/2037	1,324,941
		Software - 0.1%
		Western Digital Corp.
	2,226,000	1.50%, 02/01/2024	2,230,173
		Workday, Inc.
	1,080,000	0.25%, 10/01/2022	1,480,775
			3,710,948
		Total Convertible Bonds
		(cost $8,703,142)	$10,252,240
Escrows - 0.0%(15)
		Telecommunication Services - 0.0%
	3,930,000	Nexstar Broadcasting, Inc.*(3)	4,133,456
		Total Escrows
		(cost $5,449,897)	$4,133,456

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Total Long-Term Investments
	(cost $11,819,723,601)			$13,326,567,368
Short-Term Investments - 2.7%
	Other Investment Pools & Funds - 2.5%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
340,229,111	Institutional Class, 1.49%(16)			$340,229,111
	Securities Lending Collateral - 0.2%
1,389,748	Citibank NA DDCA, 1.58%, 2/3/2020(16)			1,389,748
	Fidelity Investments Money Market Funds, Government Portfolio,
6,483,900	Institutional Class, 1.50%(16)			6,483,900
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
5,478,560	Class, 1.72%(16)			5,478,560
1,992,629	JPMorgan Prime Money Market Fund, 1.69%(16)			1,992,629
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
5,230,489	Class, 1.71%(16)			5,230,489
	State Street Institutional Liquid Reserves Fund, Institutional Class,
7,221,700	1.71%(16)			7,221,700
				27,797,026
	Total Short-Term Investments
	(cost $368,026,137)			$368,026,137
	Total Investments
	(cost $12,187,749,738)	99.5	% $	13,694,593,505
	Other Assets and Liabilities	0.5%		69,156,621

	Total Net Assets	100.0	% $	13,763,750,126

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $1,115,963,561, representing 8.1% of net assets.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $271,244,462, representing 2.0% of net assets.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(8)	Security is a zero-coupon bond.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2020.
(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2020, the market value of securities pledged was $345,739.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2020, the market value of securities pledged was $3,336,226.
(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(16)	Current yield as of period end.

		Futures Contracts Outstanding at January 31, 2020
								Value and
				Number			Current	Unrealized
				of			Notional	Appreciation/
Description				Contracts	Expiration Date		Amount	(Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future				1,004	03/31/2020		$217,224,814	$	772,591
U.S. Treasury 5-Year Note Future				880	03/31/2020		105,881,875		931,710
U.S. Treasury Long Bond Future				648	03/20/2020		105,968,250		3,068,540
U.S. Treasury Ultra Bond Future				973	03/20/2020		188,457,938		6,562,582
Total								$11,335,423
Short position contracts:
Euro-BOBL Future				43	03/06/2020		$6,436,125	$	(41,875)
Euro-BUXL 30-Year Bond Future				26	03/06/2020		6,081,362		(224,097)
Euro-Bund Future				101	03/06/2020		19,606,931		(338,495)
U.S. Treasury 10-Year Note Future				2,808	03/20/2020		369,690,750	(6,612,434)
U.S. Treasury 10-Year Ultra Future				269	03/20/2020		39,181,531		(898,445)

Total									$(8,115,346)

Total futures contracts									$3,220,077

	OTC Credit Default Swap Contracts Outstanding at January 31, 2020

					Periodic	Upfront	Upfront		Unrealized
	Counter- Notional (Pay)/Receive Expiration				Payment Premiums		Premiums	Market	Appreciation/
Reference Entity	party Amount (a) Fixed Rate			Date Frequency		Paid	Received	Value †	(Depreciation)

Credit default swaps on single-name issues:
Buy protection:
Deutsche Bank
AG	JPM EUR	8,000,000	(1.00%)	06/20/24	Quarterly $ 342,235		$—	$18,007	$(324,228)
Deutsche Bank
AG	MSC EUR	9,000,000	(1.00%)	06/20/24	Quarterly	377,049	—	20,258	(356,791)
Deutsche Bank
AG	CBK EUR	9,000,000	(1.00%)	06/20/24	Quarterly	385,347	—	20,258	(365,089)
Deutsche Bank
AG	JPM EUR	10,000,000	(1.00%)	06/20/24	Quarterly	405,640	—	22,509	(383,131)
Deutsche Bank
AG	JPM EUR	7,000,000	(1.00%)	06/20/24	Quarterly	929,646	—	328,979	(600,667)
Deutsche Bank
AG	HSBC EUR	7,000,000	(1.00%)	06/20/24	Quarterly	966,646	—	328,978	(637,668)
Targa
Resources
Partners L.P.	BCLY USD	1,610,000	(5.00%)	12/20/24	Quarterly	—	(305,730)	(324,982)	(19,252)

Total						$3,406,563	$(305,730)	$414,007	$(2,686,826)

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total single-name issues

Total OTC contracts

$3,406,563 ________ $ (305,730) ____ $ ______ 414,007 ________ $ (2,686,826)
________ ____ ______ ________
________ ____ ______ ________
$3,406,563 ________ $ (305,730) ____ $ ______ 414,007 ________ $ (2,686,826)
________ ____ ______ ________

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2020

Periodic	Unrealized
Notional	(Pay)/Receive	Expiration Payment	Appreciation/
Reference Entity	Amount (a)	Fixed Rate	Date	Frequency Cost Basis	Value †	(Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.EMS.32.V1	USD	17,554,000	(1.00%)	12/20/24	Quarterly $	840,617	$743,438	$(97,179)
CDX.NA.HY.33.V2	USD	1,514,700	5.00%	12/20/24	Quarterly	126,163	134,003	7,840

Total	$966,780	$877,441	$(89,339)
Credit default swaps on single-name issues:
Buy protection:
Beazer Homes USA,
Inc.	USD	1,455,000	(5.00%)	12/20/24	Quarterly $ (150,397)	$(204,721	) $	(54,324)
Republic of Turkey	USD	1,025,000	(1.00%)	12/20/24	Quarterly	126,595	64,101	(62,494)
YUM! Brands, Inc.	USD	1,580,000	(1.00%)	12/20/24	Quarterly	(33,056)	(25,680)	7,376

Total	$(56,858)	$(166,300)	$(109,442)

Total single-name issues	$(56,858)	$(166,300)	$(109,442)

Total	$909,922	$711,141	$(198,781)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
1,565,000	AUD	1,096,941	USD	BOA	03/18/20	$—	$(48,397)
2,006,000	BRL	487,011	USD	MSC	03/03/20	—	(19,414)
4,680,000	BRL	1,142,419	USD	DEUT	03/03/20	—	(51,515)
6,684,000	BRL	1,638,276	USD	JPM	03/03/20	—	(80,241)
1,405,000	CAD	1,075,971	USD	RBC	03/18/20	—	(14,350)
11,087,300,000	COP	3,274,918	USD	CBK	03/18/20	—	(42,566)
36,960,000	CZK	1,604,977	USD	CBK	03/18/20	20,108	—
78,405,000	CZK	3,439,081	USD	GSC	03/18/20	8,288	—
15,251,000	CZK	666,710	USD	BOA	03/18/20	3,857	—
20,334,000	CZK	891,666	USD	BCLY	03/18/20	2,394	—
31,630,000	EGP	1,903,216	USD	CBK	03/18/20	68,595	—
2,366,000	EUR	2,627,491	USD	CBK	03/18/20	4,907	(520)
1,083,000	EUR	1,200,464	USD	SSG	03/18/20	4,240	(2)
120,000	EUR	133,564	USD	UBS	03/18/20	73	(152)
670,000	EUR	748,355	USD	HSBC	03/18/20	—	(3,064)
856,000	EUR	960,088	USD	MSC	03/18/20	24	(7,920)
4,103,000	EUR	4,594,082	USD	BNP	03/18/20	—	(30,010)
10,275,000,000	IDR	718,431	USD	BNP	03/18/20	30,831	—
4,544,500,000	IDR	321,917	USD	UBS	03/18/20	9,472	—
3,181,150,000	IDR	225,415	USD	JPM	03/18/20	6,557	—
1,363,350,000	IDR	96,520	USD	MSC	03/18/20	2,897	—
14,768,000	MXN	768,333	USD	JPM	03/18/20	7,667	—
3,692,000	MXN	191,801	USD	SSG	03/18/20	2,199	—
1,675,000	NZD	1,127,777	USD	HSBC	03/18/20	—	(44,381)

The Hartford Balanced Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

25,011,000	PHP	492,294	USD	JPM	03/18/20	—	(1,083)
25,011,000	PHP	492,731	USD	BCLY	03/18/20	$—	$(1,520)
33,348,000	PHP	656,586	USD	MSC	03/18/20	—	(1,638)
83,370,000	PHP	1,642,759	USD	CBK	03/18/20	—	(5,388)
2,568,000	PLN	669,133	USD	BOA	03/18/20	—	(6,174)
8,225,000	PLN	2,129,837	USD	MSC	03/18/20	—	(6,457)
2,568,000	PLN	671,654	USD	GSC	03/18/20	—	(8,695)
3,424,000	PLN	895,655	USD	BCLY	03/18/20	—	(11,709)
8,560,000	PLN	2,240,187	USD	CBK	03/18/20	—	(30,322)
10,511,000	RUB	166,024	USD	GSC	03/18/20	—	(2,549)
14,014,000	RUB	221,355	USD	BCLY	03/18/20	—	(3,398)
45,545,000	RUB	721,055	USD	BOA	03/18/20	—	(12,704)
6,645,000	TRY	1,115,079	USD	BOA	03/18/20	—	(16,592)
12,340,000	TRY	2,064,874	USD	GSC	03/18/20	—	(24,944)
3,418,785	USD	5,000,000	AUD	TDB	03/18/20	68,806	—
1,015,006	USD	1,470,000	AUD	DEUT	03/18/20	30,112	—
406,126	USD	588,000	AUD	SCB	03/18/20	12,168	—
304,413	USD	441,000	AUD	SSG	03/18/20	8,945	—
303,546	USD	441,000	AUD	JPM	03/18/20	8,078	—
850,591	USD	3,635,000	BRL	DEUT	03/03/20	3,276	—
2,303,855	USD	9,884,000	BRL	MSC	03/03/20	—	(97)
2,507,879	USD	3,295,000	CAD	JPM	03/18/20	18,171	—
2,990,519	USD	3,935,000	CAD	RBC	03/18/20	17,225	—
975,178	USD	3,342,500,000	COP	CBK	03/18/20	717	—
2,027,244	USD	46,470,000	CZK	GSC	03/18/20	—	(15,983)
1,801,763	USD	1,624,000	EUR	HSBC	02/28/20	—	(2,321)
15,018,318	USD	13,606,000	EUR	CBK	02/28/20	—	(96,437)
42,794,894	USD	38,335,000	EUR	CBK	03/18/20	152,021	—
4,917,240	USD	4,397,000	EUR	JPM	03/18/20	26,827	(696)
2,883,244	USD	2,586,000	EUR	GSC	03/18/20	13,176	(6,532)
1,142,166	USD	1,023,000	EUR	UBS	03/18/20	4,207	—
1,721,126	USD	1,544,000	EUR	SSG	03/18/20	3,619	—
2,076,172	USD	1,864,000	EUR	BCLY	03/18/20	8,257	(5,550)
556,258	USD	500,000	EUR	HSBC	03/18/20	71	—
4,449	USD	4,000	EUR	MSC	03/18/20	—	(1)
20,837	USD	16,000	GBP	GSC	02/28/20	—	(306)
1,129,510	USD	15,559,000,000	IDR	MSC	03/18/20	—	(5,065)
964,501	USD	18,250,000	MXN	SSG	03/18/20	5,535	—
81,431	USD	1,600,000	MXN	RBC	03/18/20	—	(2,643)
3,508,694	USD	5,370,000	NZD	TDB	03/18/20	35,357	—
972,273	USD	1,470,000	NZD	CIBC	03/18/20	21,471	—
583,052	USD	882,000	NZD	JPM	03/18/20	12,570	—
389,256	USD	588,000	NZD	MSC	03/18/20	8,935	—
996,365	USD	50,980,000	PHP	JPM	03/18/20	—	(4,872)
1,952,741	USD	7,605,000	PLN	BCLY	03/18/20	—	(10,579)
1,033,506	USD	66,010,000	RUB	BOA	03/18/20	6,867	—
2,430,047	USD	157,789,000	RUB	BCLY	03/18/20	—	(24,010)
943,318	USD	5,725,000	TRY	CBK	03/18/20	—	(3,084)
2,176,839	USD	13,260,000	TRY	GSC	03/18/20	—	(15,176)
975,818	USD	14,520,000	ZAR	GSC	03/18/20	14,565	—
16,723,000	ZAR	1,139,786	USD	BOA	03/18/20	—	(32,690)
31,057,000	ZAR	2,127,911	USD	GSC	03/18/20	—	(71,876)
Total						$653,085	$(773,623)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: BCLY BNP BOA CBK CIBC DEUT	Barclays BNP Paribas Securities Services Banc of America Securities LLC Citibank NA Canadian Imperial Bank of Commerce Deutsche Bank Securities, Inc.

The Hartford Balanced Income Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

GSC HSBC JPM MSC RBC SCB SSG TDB UBS

Currency Abbreviations:

AUD BRL CAD COP CZK EGP EUR GBP IDR MXN NZD PHP PLN RUB TRY USD ZAR

Index Abbreviations:

CDX.EM CDX.NA.HY CMT MSCI

Other Abbreviations:

ADR CJSC

DDCA FNMA GNMA LIBOR MSCI OTC PAC PIK PJSC PT REIT SOFR

Municipal Abbreviations:

Auth

GO Rev

Goldman Sachs & Co. HSBC Bank USA JP Morgan Chase & Co. Morgan Stanley RBC Dominion Securities, Inc. Standard Chartered Bank State Street Global Markets LLC Toronto-Dominion Bank UBS AG

Australian Dollar Brazilian Real Canadian Dollar Colombian Peso Czech Koruna Egyptian Pound Euro British Pound Indonesian Rupiah Mexican Peso New Zealand Dollar Philippine Peso Polish Zloty Russian Ruble Turkish Lira United States Dollar South African Rand

Credit Derivatives Emerging Markets Credit Derivatives North American High Yield Constant Maturity Treasury Index Morgan Stanley Capital International

American Depositary Receipt Closed Joint Stock Company

Dollars on Deposit in Custody Account Federal National Mortgage Association Government National Mortgage Association London Interbank Offered Rate Morgan Stanley Capital International Over-the-Counter Planned Amortization Class Payment-in-kind Private Joint Stock Company Perseroan Terbatas Real Estate Investment Trust Secured Overnight Financing Rate

Authority

General Obligation Revenue

The Hartford Balanced Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$40,675,869	$—	$40,675,869	$—
Banks	779,667,400	779,667,400	—	—
Capital Goods	502,681,524	383,866,293	118,815,231	—
Consumer Services	39,696,570	39,696,570	—	—
Diversified Financials	62,409,236	62,409,236	—	—
Energy	571,420,441	571,420,441	—	—
Food, Beverage & Tobacco	443,397,058	443,397,058	—	—
Health Care Equipment & Services	262,097,128	204,707,225	57,389,903	—
Household & Personal Products	217,330,815	217,330,815	—	—
Insurance	430,164,264	430,164,264	—	—
Materials	66,340,126	66,340,126	—	—
Media & Entertainment	153,023,422	153,023,422	—	—
Pharmaceuticals, Biotechnology & Life Sciences	772,341,476	600,480,895	171,860,581	—
Real Estate	149,240,340	149,240,340	—	—
Retailing	123,136,363	123,136,363	—	—
Semiconductors & Semiconductor Equipment	241,416,598	241,416,598	—	—
Technology Hardware & Equipment	234,818,028	234,818,028	—	—
Telecommunication Services	217,146,610	217,146,610	—	—
Transportation	82,020,238	82,020,238	—	—
Utilities	560,111,383	560,111,383	—	—
Preferred Stocks	786,175	786,175	—	—
Corporate Bonds	6,576,287,653	—	6,576,287,653	—
Foreign Government Obligations	457,457,310	—	457,457,310	—
Municipal Bonds	37,214,089	—	37,214,089	—
Senior Floating Rate Interests	22,536,111	—	22,536,111	—
U.S. Government Agencies	17,994,988	—	17,994,988	—
U.S. Government Securities	250,770,457	—	250,770,457	—
Convertible Bonds	8,754,115	—	8,754,115	—
Escrows	5,631,581	—	5,631,581	—
Short-Term Investments	368,026,137	368,026,137	—	—
Foreign Currency Contracts(2)	653,085	—	653,085	—
Futures Contracts(2)	11,335,423	11,335,423	—	—

Swaps - Credit Default(2)	15,216	—	15,216	—

Total	$13,706,597,229	$5,940,541,040	$7,766,056,189	$—
Liabilities
Foreign Currency Contracts(2)	$(773,623)	$—	$(773,623)	$—
Futures Contracts(2)	(8,115,346)	(8,115,346)	—	—

Swaps - Credit Default(2)	(2,900,823)	—	(2,900,823)	—
Total	$(11,789,792)	$(8,115,346)	$(3,674,446)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Capital Appreciation Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.3%
	Automobiles & Components - 0.3%
247,365	Aptiv plc	$20,974,078
	Banks - 2.8%
1,023,279	Bank of America Corp.	33,594,249
329,297	IBERIABANK Corp.	23,943,185
330,800	JP Morgan Chase & Co.	43,784,688
1,756,954	KeyCorp.	32,872,609
247,038	PNC Financial Services Group, Inc.	36,697,495
536,807	Zions Bancorp NA	24,419,350
		195,311,576
	Capital Goods - 6.2%
114,456	Boeing Co.	36,427,911
75,807	Deere & Co.	12,021,474
137,553	Dover Corp.	15,660,409
772,308	Gardner Denver Holdings, Inc.*	27,270,196
327,373	General Dynamics Corp.	57,434,319
806,800	HF Global, Inc.(1)(2)(3)	13,409,016
450,998	Ingersoll-Rand plc	60,086,464
888,850	JELD-WEN Holding, Inc.*	21,225,738
739,218	Kennametal, Inc.	23,130,131
316,906	L3Harris Technologies, Inc.	70,140,805
126,313	Lockheed Martin Corp.	54,077,122
62,509	Northrop Grumman Corp.	23,413,996
545,033	SPX FLOW, Inc.*	23,839,743
		438,137,324
	Commercial & Professional Services - 2.8%
308,322	Clean Harbors, Inc.*	25,350,235
408,236	Copart, Inc.*	41,419,625
29,980	CoStar Group, Inc.*	19,576,640
128,211	Equifax, Inc.	19,218,829
4,595	Klarna Holding AB(1)(2)(3)	1,080,626
477,681	Republic Services, Inc.	45,403,579
253,350	TransUnion	23,232,195
193,387	Waste Connections, Inc.	18,625,102
		193,906,831
	Consumer Durables & Apparel - 2.9%
515,369	Kontoor Brands, Inc.*(4)	19,656,174
458,074	Lennar Corp. Class A	30,397,791
575,638	NIKE, Inc. Class B	55,433,939
477,101	Peloton Interactive, Inc. Class A*	15,438,988
583,702	Steven Madden Ltd.	22,507,549
928,072	Under Armour, Inc. Class A*(4)	18,728,493
2,424,580	Under Armour, Inc. Class C*	43,545,457
		205,708,391
	Consumer Services - 4.5%
1,297,394	Aramark	57,266,971
5,654,566	DraftKings, Inc.*(1)(2)(3)	19,349,925
169,273	Grand Canyon Education, Inc.*	13,250,690
236,558	Hilton Worldwide Holdings, Inc.	25,500,952
551,944	Las Vegas Sands Corp.	36,047,463
180,498	Marriott Vacations Worldwide Corp.	21,703,080
333,392	McDonald's Corp.	71,335,886
255,603	Norwegian Cruise Line Holdings Ltd.*	13,764,222
239,078	Planet Fitness, Inc. Class A*	19,315,112
50,224	Vail Resorts, Inc.	11,778,030
497,719	Wyndham Hotels & Resorts, Inc.	28,454,595
		317,766,926
	Diversified Financials - 2.6%
582,272	American Express Co.	75,619,665
293,774	Blackstone Group, Inc. Class A	17,940,778

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1,037,958	Morgan Stanley	$54,243,685
477,612	Voya Financial, Inc.	28,527,765
95,600	XP, Inc. Class A*	3,837,384
		180,169,277
	Energy - 1.4%
613,471	Diamondback Energy, Inc.	45,642,242
253,904	Marathon Petroleum Corp.	13,837,768
975,740	Noble Energy, Inc.	19,290,380
192,864	Phillips 66	17,621,984
		96,392,374
	Food & Staples Retailing - 2.0%
629,554	US Foods Holding Corp.*	25,289,184
999,705	Walmart, Inc.	114,456,226
		139,745,410
	Food, Beverage & Tobacco - 4.0%
1,462,465	Altria Group, Inc.	69,510,962
1,234,264	Coca-Cola Co.	72,081,018
1,170,068	Diageo plc	46,268,118
168,459	Lamb Weston Holdings, Inc.	15,381,991
344,522	Monster Beverage Corp.*	22,945,165
408,866	PepsiCo., Inc.	58,067,149
		284,254,403
	Health Care Equipment & Services - 9.4%
150,347	ABIOMED, Inc.*	28,008,143
577,206	Acadia Healthcare Co., Inc.*	18,545,629
322,349	Alcon, Inc.*	18,999,250
442,736	Baxter International, Inc.	39,500,906
100,384	Centene Corp.*	6,305,119
427,574	Cerner Corp.	30,712,640
203,939	Danaher Corp.	32,807,667
146,360	DexCom, Inc.*	35,236,170
404,266	Encompass Health Corp.	31,140,610
219,994	Haemonetics Corp.*	23,625,156
241,195	Hill-Rom Holdings, Inc.	25,684,856
355,070	Hologic, Inc.*	19,003,346
280,208	Insulet Corp.*	54,371,560
37,228	Intuitive Surgical, Inc.*	20,839,490
893,280	Medtronic plc	103,120,243
147,362	Molina Healthcare, Inc.*	18,121,105
189,600	Stryker Corp.	39,948,720
62,596	Teleflex, Inc.	23,255,040
262,634	UnitedHealth Group, Inc.	71,554,633
129,227	Veeva Systems, Inc. Class A*	18,945,971
		659,726,254
	Household & Personal Products - 0.8%
749,210	Colgate-Palmolive Co.	55,276,714
	Insurance - 5.5%
912,759	Aflac, Inc.	47,070,982
485,639	Arthur J Gallagher & Co.	49,811,992
179,589	Assurant, Inc.	23,447,140
392,974	Chubb Ltd.	59,728,118
1,681,944	CNO Financial Group, Inc.	29,585,395
354,057	Kemper Corp.	26,348,922
334,319	Lincoln National Corp.	18,213,699
354,197	Marsh & McLennan Cos., Inc.	39,620,476
125,808	Reinsurance Group of America, Inc.	18,122,642
1,712,863	Unum Group	45,716,314
135,339	Willis Towers Watson plc	28,595,777
		386,261,457
	Materials - 3.6%
395,707	Cabot Corp.	15,768,924
444,063	Carpenter Technology Corp.	17,647,064

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

251,959	Celanese Corp.	$26,077,756
301,086	CF Industries Holdings, Inc.	12,127,744
195,699	Eastman Chemical Co.	13,947,468
769,834	FMC Corp.	73,588,432
476,007	Linde plc	96,691,302
		255,848,690
	Media & Entertainment - 7.1%
807,923	Activision Blizzard, Inc.	47,247,337
42,908	Alphabet, Inc. Class A*	61,477,724
738,988	Cinemark Holdings, Inc.	23,285,512
974,736	Comcast Corp. Class A	42,098,848
289,379	Electronic Arts, Inc.*	31,229,782
205,860	Facebook, Inc. Class A*	41,565,193
1,783,129	Interpublic Group of Cos., Inc.	40,477,028
115,887	Netflix, Inc.*	39,991,445
1,518,334	Pinterest, Inc. Class A*	33,448,898
256,575	Roku, Inc.*(4)	31,032,746
261,763	Spotify Technology S.A.*	36,987,112
513,653	Walt Disney Co.	71,043,346
		499,884,971
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
239,593	Agilent Technologies, Inc.	19,780,798
228,970	Alnylam Pharmaceuticals, Inc.*	26,283,466
270,292	AstraZeneca plc ADR	13,163,220
1,396,708	Elanco Animal Health, Inc.*	43,158,277
178,399	Exact Sciences Corp.*	16,641,059
91,718	Galapagos N.V.*	20,498,880
176,913	Heron Therapeutics, Inc.*	3,690,405
379,443	Ionis Pharmaceuticals, Inc.*	22,129,116
851,148	Johnson & Johnson	126,710,403
709,567	Merck & Co., Inc.	60,625,404
27,179	Mettler-Toledo International, Inc.*	20,579,395
1,659,919	Pfizer, Inc.	61,815,384
176,420	Seattle Genetics, Inc.*	19,122,164
121,808	Thermo Fisher Scientific, Inc.	38,149,048
		492,347,019
	Real Estate - 4.3%
102,212	Alexandria Real Estate Equities, Inc. REIT	16,680,998
126,618	American Tower Corp. REIT	29,342,455
222,816	AvalonBay Communities, Inc. REIT	48,281,999
118,849	Boston Properties, Inc. REIT	17,037,004
28,991	Equinix, Inc. REIT	17,096,862
800,497	Gaming and Leisure Properties, Inc. REIT	37,827,486
708,854	Highwoods Properties, Inc. REIT	35,520,674
118,843	Jones Lang LaSalle, Inc. REIT	20,181,918
258,608	Life Storage, Inc. REIT	29,269,254
213,024	Public Storage REIT	47,666,250
8,145	We Co. Class A(1)(2)(3)	102,354
		299,007,254
	Retailing - 6.1%
98,423	Alibaba Group Holding Ltd. ADR*	20,333,208
60,125	Amazon.com, Inc.*	120,774,290
62,709	Burlington Stores, Inc.*	13,637,326
315,296	Expedia Group, Inc.	34,193,851
379,292	Floor & Decor Holdings, Inc. Class A*	18,702,889
122,813	Home Depot, Inc.	28,013,645
10,615	JAND, Inc. Class A(1)(2)(3)	172,281
792,348	Kohl's Corp.	33,872,877
636,666	Lowe's Cos., Inc.	74,006,056
839,636	TJX Cos., Inc.	49,572,109
316,327	Tory Burch LLC*(1)(2)(3)	20,529,602
135,897	Wayfair, Inc. Class A*(4)	$12,733,549
		426,541,683

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Semiconductors & Semiconductor Equipment - 2.9%
953,192	Advanced Micro Devices, Inc.*	44,800,024
297,755	Analog Devices, Inc.	32,678,611
174,461	Ichor Holdings Ltd.*	5,825,253
803,813	Marvell Technology Group Ltd.	19,323,664
1,100,120	Micron Technology, Inc.*	58,405,371
231,096	MKS Instruments, Inc.	24,223,483
149,581	NXP Semiconductors N.V.	18,975,846
		204,232,252
	Software & Services - 9.0%
158,445	Accenture plc Class A	32,514,498
105,339	Alteryx, Inc. Class A*	14,691,630
374,003	Amdocs Ltd.	26,909,516
36,792	Fair Isaac Corp.*	14,804,365
78,821	FleetCor Technologies, Inc.*	24,846,744
662,029	Genpact Ltd.	29,308,024
126,497	Global Payments, Inc.	24,723,839
697,279	GoDaddy, Inc. Class A*	46,864,122
253,357	Guidewire Software, Inc.*	28,502,662
345,114	Microsoft Corp.	58,748,756
299,566	PayPal Holdings, Inc.*	34,117,572
146,706	ServiceNow, Inc.*	49,620,370
2,671,161	Slack Technologies, Inc. Class A*(4)	55,373,167
276,065	Splunk, Inc.*	42,861,852
232,858	Square, Inc. Class A*	17,392,164
117,019	VeriSign, Inc.*	24,356,335
134,307	Visa, Inc. Class A	26,723,064
80,125	WEX, Inc.*	17,380,715
262,146	Workday, Inc. Class A*	48,400,016
218,127	Zoom Video Communications, Inc. Class A*	16,643,090
		634,782,501
	Technology Hardware & Equipment - 4.0%
388,688	Apple, Inc.	120,302,823
155,088	CDW Corp.	20,231,229
111,651	Coherent, Inc.*	15,790,801
383,708	Lumentum Holdings, Inc.*	29,073,555
527,589	TE Connectivity Ltd.	48,633,154
462,794	Western Digital Corp.	30,313,007
64,588	Zebra Technologies Corp. Class A*	15,437,824
		279,782,393
	Telecommunication Services - 1.9%
1,589,353	AT&T, Inc.	59,791,460
663,319	T-Mobile US, Inc.*	52,528,231
348,654	Verizon Communications, Inc.	20,723,994
		133,043,685
	Transportation - 3.2%
454,901	Canadian National Railway Co.	42,509,904
483,930	CSX Corp.	36,943,216
25,691	FedEx Corp.	3,715,946
128,819	J.B. Hunt Transport Services, Inc.	13,903,435
2,299,110	Uber Technologies, Inc.*	83,434,702
254,863	Union Pacific Corp.	45,727,519
		226,234,722
	Utilities - 3.0%
450,341	Dominion Energy, Inc.	38,616,741
615,856	Duke Energy Corp.	60,126,021
171,165	Sempra Energy	27,495,945
965,162	Southern Co.	67,947,405
409,300	UGI Corp.	$17,022,787
		211,208,899
	Total Common Stocks
	(cost $5,771,799,058)	$6,836,545,084

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Convertible Preferred Stocks - 0.8%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(1)(2)(3)	620,797
	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(1)(2)(3)	1,316,067
	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F*(1)(2)(3)	5,429,180
	Real Estate - 0.3%
674,436	We Co. Series D1*(1)(2)(3)	9,828,408
599,094	We Co. Series D2*(1)(2)(3)	8,730,477
		18,558,885
	Retailing - 0.2%
269,407	Coupang LLC *(1)(2)(3)	1,570,643
28,025	Honest Co., Inc. Series C*(1)(2)(3)	923,143
278,194	Honest Co., Inc. Series E*(1)(2)(3)	10,844,002
23,702	JAND, Inc. Series D*(1)(2)(3)	386,343
		13,724,131
	Software & Services - 0.2%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)(3)	1,427,887
77,707	Lookout, Inc. Series F*(1)(2)(3)	605,338
95,031	MarkLogic Corp. Series F*(1)(2)(3)	909,446
47,064	Sharecare, Inc. Series B2*(1)(2)(3)	10,732,475
		13,675,146
	Total Convertible Preferred Stocks
	(cost $57,566,896)	$53,324,206
Escrows - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(1)(2)(3)	13,333
	Software & Services - 0.0%
58,205	Veracode, Inc.*(1)(2)(3)	31,664
	Total Escrows
	(cost $—)	$44,997
	Total Long-Term Investments
	(cost $5,829,365,954)	$6,889,914,287
Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 1.8%
125,743,471	Fidelity Institutional Government Fund, Institutional Class, 1.48%(6)	125,743,471
	Securities Lending Collateral - 0.3%
1,032,201	Citibank NA DDCA, 1.58%, 2/3/2020(6)	1,032,201
	Fidelity Investments Money Market Funds, Government Portfolio,
4,815,754	Institutional Class, 1.50%(6)	4,815,754
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
4,069,063	Class, 1.72%(6)	4,069,063
1,479,975	JPMorgan Prime Money Market Fund, 1.69%(6)	1,479,975
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
3,884,815	Class, 1.71%(6)	3,884,815
	State Street Institutional Liquid Reserves Fund, Institutional Class,
5,363,737	1.71%(6)	5,363,737
		20,645,545
	Total Short-Term Investments
	(cost $146,389,016)	$146,389,016

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $5,975,754,970)	100.2	% $	7,036,303,303
Other Assets and Liabilities	(0.2)%		(11,468,159)
Total Net Assets	100.0	% $	7,024,835,144
Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $108,013,007, which represented 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $108,013,007 or 1.5% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
	Airbnb, Inc. Series E
06/2015	Convertible Preferred	10,074	$937,833	$1,316,067
	Coupang LLC Convertible
11/2014	Preferred	269,407	838,697	1,570,643
12/2014	DraftKings, Inc.	5,654,566	20,596,932	19,349,925
	Essence Group Holdings
	Corp. Series 3 Convertible
05/2014	Preferred	566,622	895,999	1,427,887
06/2015	HF Global, Inc.	806,800	10,846,942	13,409,016
	Honest Co., Inc. Series C
08/2014	Convertible Preferred	28,025	758,281	923,143
	Honest Co., Inc. Series E
08/2015	Convertible Preferred	278,194	12,728,766	10,844,002
04/2015	JAND, Inc. Class A	10,615	121,916	172,281
	JAND, Inc. Series D
04/2015	Convertible Preferred	23,702	272,224	386,343
08/2015	Klarna Holding AB	4,595	503,982	1,080,626
	Lookout, Inc. Series F
07/2014	Convertible Preferred	77,707	887,655	605,338
	MarkLogic Corp. Series F
04/2015	Convertible Preferred	95,031	1,103,709	909,446
01/2014	One Kings Lane, Inc.	83,332	—	13,333
	Rubicon Global Holdings LLC
	Series C Convertible
09/2015	Preferred	33,739	673,447	620,797
	Sharecare, Inc. Series B2
03/2015	Convertible Preferred	47,064	11,759,882	10,732,475
	Social Finance, Inc. Series F
09/2015	Convertible Preferred	348,919	5,504,651	5,429,180
11/2013	Tory Burch LLC	316,327	24,792,581	20,529,602
04/2017	Veracode, Inc.	58,205	—	31,664

The Hartford Capital Appreciation Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

12/2014	We Co. Class A	8,145	135,623	$102,354
	We Co. Series D1 Convertible
12/2014	Preferred	674,436	11,230,142	9,828,408
	We Co. Series D2 Convertible
12/2014	Preferred	599,094	9,975,610	8,730,477
12/2014	WeWork Companies, Inc.	717,736	11,951,170	12,395,301
			$126,516,042	$120,408,308

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2020
				Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	655	03/20/2020	$105,586,000	$(2,169,128)

Total futures contracts				$(2,169,128)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations: ADR DDCA REIT	American Depositary Receipt Dollars on Deposit in Custody Account Real Estate Investment Trust

The Hartford Capital Appreciation Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components		$20,974,078	$20,974,078	$—	$—
Banks		195,311,577	195,311,577	—	—
Capital Goods		438,137,324	424,728,308	—	13,409,016
Commercial & Professional Services		193,906,831	192,826,205	—	1,080,626
Consumer Durables & Apparel		205,708,391	205,708,391	—	—
Consumer Services		317,766,926	298,417,001	—	19,349,925
Diversified Financials		180,169,277	180,169,277	—	—
Energy		96,392,374	96,392,374	—	—
Food & Staples Retailing		139,745,410	139,745,410	—	—
Food, Beverage & Tobacco		284,254,403	237,986,285	46,268,118	—
Health Care Equipment & Services		659,726,254	659,726,254	—	—
Household & Personal Products		55,276,714	55,276,714	—	—
Insurance		386,261,457	386,261,457	—	—
Materials		255,848,690	255,848,690	—	—
Media & Entertainment		499,884,971	499,884,971	—	—
Pharmaceuticals, Biotechnology & Life Sciences		492,347,019	471,848,139	20,498,880	—
Real Estate		311,323,783	298,904,899	—	102,354
Retailing		426,541,683	405,839,800	—	20,701,883
Semiconductors & Semiconductor Equipment		204,232,252	204,232,252	—	—
Software & Services		634,782,501	634,782,501	—	—
Technology Hardware & Equipment		279,782,393	279,782,393	—	—
Telecommunication Services		133,043,685	133,043,685	—	—
Transportation		226,234,722	226,234,722	—	—
Utilities		211,208,899	211,208,899	—	—
Convertible Preferred Stocks		41,007,676	—	—	53,324,206
Escrows		44,997	—	—	44,997

Short-Term Investments		146,389,016	146,389,016	—	—

Total	$7,036,303,303		$6,861,523,298	$66,766,998	$108,013,007
Liabilities

Futures Contracts(2)		$(2,169,128)	$(2,169,128)	$—	$—

Total		$(2,169,128)	$(2,169,128)	$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund's investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2020:

		Convertible
	Common	Preferred
	Stocks	Stocks	Escrows	Total
Beginning balance	$66,160,890	$53,985,898	$56,188	$120,202,976
Sales	(15,949,447)	(896,215)	(18,051)	(16,863,713)
Total realized gain/(loss)	-	338,147	18,051	356,198
Net change in unrealized appreciation/(depreciation)	4,432,361	(103,624)	(11,191)	4,317,546
Ending balance	$54,643,804	$53,324,206	$44,997	$108,013,007

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at January 31, 2020 was $4,033,753.

The Hartford Checks and Balances Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount					Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 65.7%
13,972,500	The Hartford Capital Appreciation Fund, Class F				$525,086,564
20,241,859	The Hartford Dividend and Growth Fund, Class F				525,276,235
	Total Domestic Equity Funds
	(cost $1,011,751,916)				$1,050,362,799
	Taxable Fixed Income Funds - 34.1%
13,330,067	Hartford Total Return Bond ETF				545,776,932
	Total Taxable Fixed Income Funds
	(cost $515,544,259)				$545,776,932
	Total Affiliated Investment Companies
	(cost $1,527,296,175)				$1,596,139,731
Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
3,255,536	1.49	%(1)			3,255,536
	Total Short-Term Investments
	(cost $3,255,536)				$3,255,536
	Total Investments
	(cost $1,530,551,711)		100.0	% $	1,599,395,267
	Other Assets and Liabilities		0.0%		515,292

	Total Net Assets		100.0	% $	1,599,910,559

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ETF

Exchange-Traded Fund

The Hartford Checks and Balances Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,596,139,731	$1,596,139,731		$—	$—
Short-Term Investments	3,255,536	3,255,536		—	—
Total	$1,599,395,267	$1,599,395,267		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Climate Opportunities Fund (formerly, Hartford Environmental Opportunities Fund) Schedule of Investments January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.3%
	Austria - 0.7%
1,674	Lenzing AG	$132,557
2,802	Verbund AG	148,293
		280,850
	Belgium - 0.7%
6,576	Umicore S.A.	302,781
	Brazil - 1.2%
21,380	Cia de Saneamento do Parana	506,219
	Canada - 0.4%
3,569	Nutrien Ltd.	152,345
	Chile - 0.5%
20,771	Antofagasta plc	224,364
	China - 6.1%
1,936	Alibaba Group Holding Ltd. ADR*	399,958
608,000	China Everbright International Ltd.	431,238
1,110,209	China Longyuan Power Group Corp. Ltd. Class H	656,426
1,633,590	Huaneng Renewables Corp. Ltd. Class H	668,171
6,795	JinkoSolar Holding Co., Ltd. ADR*	127,066
232,200	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	243,306
		2,526,165
	Denmark - 3.3%
2,031	Orsted A/S(1)	221,525
2,058	Rockwool International A/S Class B	479,801
6,546	Vestas Wind Systems A/S	649,804
		1,351,130
	France - 3.4%
4,410	Alstom S.A.	233,731
15,623	Cie de Saint-Gobain	589,430
8,539	Rexel S.A.	102,144
4,610	Schneider Electric SE	459,739
		1,385,044
	Germany - 4.6%
3,821	Bayerische Motoren Werke AG	272,175
15,517	Infineon Technologies AG	333,351
2,207	Knorr-Bremse AG	241,120
1,586	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	467,617
4,825	Siemens AG	595,106
		1,909,369
	Ireland - 0.7%
4,304	Kingspan Group plc	265,637
	Italy - 0.7%
13,400	Prysmian S.p.A.	297,240
	Japan - 8.9%
3,610	Daikin Industries Ltd.	508,675
2,900	East Japan Railway Co.	255,349
20,165	Fujitsu General Ltd.	450,818
600	Keyence Corp.	201,694
12,100	Kubota Corp.	189,481
17,735	Kyudenko Corp.	511,841
12,200	Nabtesco Corp.	349,588
24,945	Sekisui Chemical Co., Ltd.	415,470
2,000	Shimano, Inc.	306,655
13,300	Sumitomo Forestry Co., Ltd.	184,685
4,200	Toyota Motor Corp.	292,016
		3,666,272
	Netherlands - 2.7%
5,984	Aalberts N.V.	261,265
5,615	Alfen Beheer B.V.*(1)	151,012

Hartford Climate Opportunities Fund (formerly, Hartford Environmental Opportunities Fund) Schedule of Investments – (continued) January 31, 2020 (Unaudited)

23,488	Arcadis N.V.	$533,525
1,972	InterXion Holding N.V.*	171,623
		1,117,425
	Norway - 1.3%
45,212	NEL ASA*	44,753
77,722	Norsk Hydro ASA	242,908
7,988	Tomra Systems ASA	235,126
		522,787
	South Korea - 1.7%
7,254	Samsung Electronics Co., Ltd.	336,099
1,636	Samsung SDI Co., Ltd.	372,416
		708,515
	Spain - 4.3%
24,449	Atlantica Yield plc	702,298
48,950	Iberdrola S.A.	535,578
866	Iberdrola S.A.*	9,474
32,083	Siemens Gamesa Renewable Energy S.A.	511,358
		1,758,708
	Sweden - 2.5%
15,653	Electrolux AB Class B	371,858
10,703	Hexagon AB Class B	581,855
4,194	Nibe Industrier AB Class B	72,688
		1,026,401
	Switzerland - 2.2%
17,277	ABB Ltd.	402,242
4,450	Swiss Re AG	502,489
		904,731
	Taiwan - 0.9%
75,000	Chroma ATE, Inc.	365,767
	United Kingdom - 6.0%
3,386	Croda International plc	222,354
37,452	ITM Power plc*	51,681
58,309	National Grid plc	774,733
121,852	Smart Metering Systems plc(2)	827,859
8,846	Spectris plc	308,018
43,748	Trainline plc*(1)	272,197
		2,456,842
	United States - 44.5%
482	Alphabet, Inc. Class A*	690,600
311	Amazon.com, Inc.*	624,712
2,759	Aptiv plc	233,936
10,412	Avangrid, Inc.	554,543
3,775	Ball Corp.	272,480
1,219	Beyond Meat, Inc.*(2)	134,602
8,544	Clean Harbors, Inc.*	702,488
6,675	Cognex Corp.	340,225
11,376	CoreLogic, Inc.	528,984
4,376	Cree, Inc.*	203,440
3,905	Danaher Corp.	628,197
5,744	Deere & Co.	910,884
5,598	Eaton Corp. plc	528,843
1,839	Ecolab, Inc.	360,646
8,026	Eversource Energy	741,923
12,419	First Solar, Inc.*(2)	615,734
4,658	FMC Corp.	445,258
30,383	Green Plains, Inc.	378,876
24,373	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	830,876
2,977	Hubbell, Inc.	426,396
2,529	Ingersoll-Rand plc	336,939
1,512	IPG Photonics Corp.*	193,037
8,795	Itron, Inc.*	718,991

Hartford Climate Opportunities Fund (formerly, Hartford Environmental Opportunities Fund) Schedule of Investments – (continued) January 31, 2020 (Unaudited)

1,771	Kansas City Southern			$298,750
8,527	Kroger Co.			229,035
2,419	Lindsay Corp.			241,973
2,180	NextEra Energy, Inc.			584,676
13,845	Owens Corning			837,484
15,757	Skyline Champion Corp.*			453,014
20,300	Sunnova Energy International, Inc.*			275,674
3,508	Texas Instruments, Inc.			423,240
11,979	TPI Composites, Inc.*			248,564
12,879	Trimble, Inc.*			547,615
1,891	Union Pacific Corp.			339,283
2,156	Verisk Analytics, Inc.			350,285
3,959	Waste Management, Inc.			481,810
27,760	Weyerhaeuser Co., REIT			803,652
9,665	Xylem, Inc.			789,244
				18,306,909
	Total Common Stocks
	(cost $37,309,349)			$40,035,501
Short-Term Investments - 5.4%
	Other Investment Pools & Funds - 2.4%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
512,337	1.49%(3)			512,337
	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio,
455,595	Institutional Class, 1.43%(3)			455,595
				967,932
	Securities Lending Collateral - 3.0%
62,565	Citibank NA DDCA, 1.58%, 2/3/2020(3)			62,565
	Fidelity Investments Money Market Funds, Government Portfolio,
291,896	Institutional Class, 1.50%(3)			291,896
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
246,637	Class, 1.72%(3)			246,637
89,705	JPMorgan Prime Money Market Fund, 1.69%(3)			89,705
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
235,470	Class, 1.71%(3)			235,470
	State Street Institutional Liquid Reserves Fund, Institutional Class,
325,111	1.71%(3)			325,111
				1,251,384
	Total Short-Term Investments
	(cost $2,219,316)			$2,219,316
	Total Investments
	(cost $39,528,665)	102.7	% $	42,254,817
	Other Assets and Liabilities	(2.7)%		(1,104,209)

	Total Net Assets	100.0	% $	41,150,608

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $644,734, representing 1.6% of net assets.

Hartford Climate Opportunities Fund (formerly, Hartford Environmental Opportunities Fund) Schedule of Investments – (continued) January 31, 2020 (Unaudited)

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ADR DDCA REIT	American Depositary Receipt Dollars on Deposit in Custody Account Real Estate Investment Trust

Hartford Climate Opportunities Fund (formerly, Hartford Environmental Opportunities Fund) Schedule of Investments January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1		Level 2	Level 3(1)
Assets
Common Stocks
Austria		$280,850		$280,850		$—	$—
Belgium		302,781		—		302,781	—
Brazil		506,219		506,219		—	—
Canada		152,345		152,345		—	—
Chile		224,364		—		224,364	—
China		2,526,165		527,024		1,999,141	—
Denmark		1,351,130		—		1,351,130	—
France		1,385,044		—		1,385,044	—
Germany		1,909,369		241,120		1,668,249	—
Ireland		265,637		265,637		—	—
Italy		297,240		—		297,240	—
Japan		3,666,272		—		3,666,272	—
Netherlands		1,117,425		322,635		794,790	—
Norway		522,787		—		522,787	—
South Korea		708,515		—		708,515	—
Spain		1,758,708		702,298		1,056,410	—
Sweden		1,026,401		371,858		654,543	—
Switzerland		904,731		—		904,731	—
Taiwan		365,767		—		365,767	—
United Kingdom		2,456,842		879,540		1,577,302	—
United States		18,306,909		18,306,909		—	—
Short-Term Investments		2,219,316		2,219,316		—	—

Total		$42,254,817		$24,775,751		$17,479,066	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford Conservative Allocation Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount				Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 26.7%
296,829	Hartford Core Equity Fund, Class F			$10,454,326
171,512	Hartford Multifactor US Equity ETF			5,752,513
294,741	Hartford Small Cap Value Fund, Class F			2,800,037
347,599	The Hartford Equity Income Fund, Class F			6,670,429
83,273	The Hartford Growth Opportunities Fund, Class F			3,619,025
101,977	The Hartford MidCap Fund, Class F			3,231,637
131,855	The Hartford Small Company Fund, Class F			2,941,685
	Total Domestic Equity Funds
	(cost $32,334,772)			$35,469,652
	International/Global Equity Funds - 8.1%
143,530	Hartford Emerging Markets Equity Fund, Class F			1,260,193
140,453	Hartford Multifactor Developed Markets (ex-US) ETF			4,033,810
390,337	Hartford Schroders International Multi-Cap Value Fund, Class F			3,481,802
120,368	The Hartford International Opportunities Fund, Class F			1,912,647
	Total International/Global Equity Funds
	(cost $10,635,044)			$10,688,452
	Multi-Strategy Funds - 1.9%
297,348	The Hartford Global Real Asset Fund, Class F			2,542,328
	Total Multi-Strategy Funds
	(cost $2,644,121)			$2,542,328
	Taxable Fixed Income Funds - 63.1%
	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class
452,721	F			4,201,251
253,458	Hartford Short Duration ETF			10,409,520
387,143	Hartford Total Return Bond ETF			15,850,912
537,676	The Hartford Inflation Plus Fund, Class F			5,785,392
1,939,772	The Hartford Quality Bond Fund, Class F			19,863,262
1,080,124	The Hartford Strategic Income Fund, Class F			9,537,498
1,717,857	The Hartford World Bond Fund, Class F			18,226,459
	Total Taxable Fixed Income Funds
	(cost $81,986,656)			$83,874,294
	Total Affiliated Investment Companies
	(cost $127,600,593)			$132,574,726
Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
268,501	1.49%(1)			268,501
	Total Short-Term Investments
	(cost $268,501)			$268,501
	Total Investments
	(cost $127,869,094)	100.0	% $	132,843,227
	Other Assets and Liabilities	0.0%		12,173

	Total Net Assets	100.0	% $	132,855,400

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

The Hartford Conservative Allocation Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Other Abbreviations:
ETF

Exchange-Traded Fund

The Hartford Conservative Allocation Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies		$132,574,726	$132,574,726		$—	$—
Short-Term Investments		268,501	268,501		—	—
Total		$132,843,227	$132,843,227		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Core Equity Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.0%
	Banks - 7.2%
4,611,975	Bank of America Corp.	$151,411,139
1,794,091	Fifth Third Bancorp	51,041,889
1,254,833	JP Morgan Chase & Co.	166,089,696
681,328	PNC Financial Services Group, Inc.	101,211,274
		469,753,998
	Capital Goods - 5.7%
741,826	AMETEK, Inc.	72,068,396
1,057,612	Fortune Brands Home & Security, Inc.	72,668,520
453,113	Illinois Tool Works, Inc.	79,285,713
431,274	Raytheon Co.	95,285,678
318,915	Snap-on, Inc.(1)	50,908,401
		370,216,708
	Commercial & Professional Services - 2.7%
346,915	Equifax, Inc.	52,002,559
706,768	IHS Markit Ltd.*	55,735,724
741,855	Republic Services, Inc.	70,513,318
		178,251,601
	Consumer Durables & Apparel - 3.3%
878,639	NIKE, Inc. Class B	84,612,936
707,201	PVH Corp.	61,646,711
815,078	VF Corp.	67,627,022
		213,886,669
	Consumer Services - 2.8%
671,255	Hilton Worldwide Holdings, Inc.	72,361,289
528,193	McDonald's Corp.	113,017,456
		185,378,745
	Diversified Financials - 2.0%
531,349	American Express Co.	69,006,295
620,673	Capital One Financial Corp.	61,943,165
		130,949,460
	Energy - 1.3%
1,014,172	Continental Resources, Inc.	27,605,762
739,521	EOG Resources, Inc.	53,918,476
		81,524,238
	Food & Staples Retailing - 2.9%
278,403	Costco Wholesale Corp.	85,057,684
888,555	Walmart, Inc.	101,730,662
		186,788,346
	Food, Beverage & Tobacco - 3.3%
367,525	Constellation Brands, Inc. Class A	69,204,958
1,225,849	Kellogg Co.	83,615,160
984,008	Monster Beverage Corp.*	65,534,933
		218,355,051
	Health Care Equipment & Services - 11.2%
886,725	Abbott Laboratories	77,269,216
282,718	Anthem, Inc.	74,999,431
1,181,908	Baxter International, Inc.	105,449,832
232,366	Becton Dickinson and Co.	63,942,476
416,268	Danaher Corp.	66,965,033
1,173,319	Hologic, Inc.*	62,796,033
380,614	Laboratory Corp. of America Holdings*	66,759,696
933,499	Medtronic plc	107,763,124
386,217	UnitedHealth Group, Inc.	105,224,822
		731,169,663
	Household & Personal Products - 3.8%
1,302,678	Colgate-Palmolive Co.	96,111,583

Hartford Core Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1,201,422	Procter & Gamble Co.	$149,721,209
		245,832,792
	Insurance - 3.2%
627,492	Allstate Corp.	74,382,902
887,969	Athene Holding Ltd. Class A*	38,679,929
638,993	Chubb Ltd.	97,120,546
		210,183,377
	Materials - 1.7%
278,054	Ecolab, Inc.	54,529,170
479,715	PPG Industries, Inc.	57,489,046
		112,018,216
	Media & Entertainment - 5.2%
121,856	Alphabet, Inc. Class A*	174,592,840
304,483	Facebook, Inc. Class A*	61,478,162
734,049	Walt Disney Co.	101,526,317
		337,597,319
	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
310,533	Allergan plc	57,957,879
805,386	Eli Lilly & Co.	112,464,101
1,048,324	Merck & Co., Inc.	89,568,803
283,486	Thermo Fisher Scientific, Inc.	88,784,980
		348,775,763
	Real Estate - 2.3%
321,712	American Tower Corp. REIT	74,553,539
536,282	Boston Properties, Inc. REIT	76,876,025
		151,429,564
	Retailing - 2.9%
58,007	Amazon.com, Inc.*	116,519,821
1,258,367	TJX Cos., Inc.	74,293,988
		190,813,809
	Semiconductors & Semiconductor Equipment - 3.0%
978,042	Micron Technology, Inc.*	51,924,250
1,732,195	ON Semiconductor Corp.*	40,100,314
435,413	QUALCOMM, Inc.	37,145,083
986,326	Teradyne, Inc.	65,087,653
		194,257,300
	Software & Services - 11.4%
452,735	Global Payments, Inc.	88,487,056
737,146	GoDaddy, Inc. Class A*	49,543,583
941,626	Leidos Holdings, Inc.	94,605,164
411,798	Mastercard, Inc. Class A	130,103,460
1,268,469	Microsoft Corp.	215,931,478
429,110	salesforce.com, Inc.*	78,231,044
823,181	SS&C Technologies Holdings, Inc.	51,868,635
197,097	Workday, Inc. Class A*	36,390,019
		745,160,439
	Technology Hardware & Equipment - 5.9%
765,366	Apple, Inc.	236,888,431
452,471	CDW Corp.	59,024,842
518,384	Motorola Solutions, Inc.	91,753,968
		387,667,241
	Telecommunication Services - 1.6%
1,723,435	Verizon Communications, Inc.	102,440,976
	Transportation - 1.5%
318,150	Norfolk Southern Corp.	66,242,012
934,132	Uber Technologies, Inc.*	33,899,650
		100,141,662
	Utilities - 4.8%
1,082,732	American Electric Power Co., Inc.	112,842,329

Hartford Core Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

485,781	NextEra Energy, Inc.				$130,286,464
718,154	Pinnacle West Capital Corp.				70,156,464
					313,285,257
	Total Common Stocks
	(cost $4,602,501,909)				$6,205,878,194
Short-Term Investments - 4.2%
	Other Investment Pools & Funds - 4.2%
276,111,030	Fidelity Institutional Government Fund, Institutional Class, 1.48%(2)				276,111,030
	Securities Lending Collateral - 0.0%
10,020	Citibank NA DDCA, 1.58%, 2/3/2020(2)				10,020
	Fidelity Investments Money Market Funds, Government Portfolio,
46,749	Institutional Class, 1.50%(2)				46,749
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
39,500	Class, 1.72%(2)				39,500
14,367	JPMorgan Prime Money Market Fund, 1.69%(2)				14,367
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
37,711	Class, 1.71%(2)				37,711
	State Street Institutional Liquid Reserves Fund, Institutional Class,
52,068	1.71	%(2)			52,068
					200,415
	Total Short-Term Investments
	(cost $276,311,445)				$276,311,445
	Total Investments
	(cost $4,878,813,354)		99.2	% $	6,482,189,639
	Other Assets and Liabilities		0.8%		52,770,867

	Total Net Assets		100.0	% $	6,534,960,506

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2020
				Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	736	03/20/2020	$118,643,200	$(1,938,027)

Total futures contracts				$(1,938,027)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
S&P	Standard & Poor's

Other Abbreviations: DDCA REIT	Dollars on Deposit in Custody Account Real Estate Investment Trust

Hartford Core Equity Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$469,753,998	$469,753,998	$—	$—
Capital Goods	370,216,708	370,216,708	—	—
Commercial & Professional Services	178,251,601	178,251,601	—	—
Consumer Durables & Apparel	213,886,669	213,886,669	—	—
Consumer Services	185,378,745	185,378,745	—	—
Diversified Financials	130,949,460	130,949,460	—	—
Energy	81,524,238	81,524,238	—	—
Food & Staples Retailing	186,788,346	186,788,346	—	—
Food, Beverage & Tobacco	218,355,051	218,355,051	—	—
Health Care Equipment & Services	731,169,663	731,169,663	—	—
Household & Personal Products	245,832,792	245,832,792	—	—
Insurance	210,183,377	210,183,377	—	—
Materials	112,018,216	112,018,216	—	—
Media & Entertainment	337,597,319	337,597,319	—	—
Pharmaceuticals, Biotechnology & Life Sciences	348,775,763	348,775,763	—	—
Real Estate	151,429,564	151,429,564	—	—
Retailing	190,813,809	190,813,809	—	—
Semiconductors & Semiconductor Equipment	194,257,300	194,257,300	—	—
Software & Services	745,160,439	745,160,439	—	—
Technology Hardware & Equipment	387,667,241	387,667,241	—	—
Telecommunication Services	102,440,976	102,440,976	—	—
Transportation	100,141,662	100,141,662	—	—
Utilities	313,285,257	313,285,257	—	—

Short-Term Investments	276,311,445	276,311,445	—	—

Total	$6,482,189,639	$6,482,189,639	$—	$—
Liabilities

Futures Contracts(2)	$(1,938,027)	$(1,938,027)	$—	$—
Total	$(1,938,027)	$(1,938,027)	$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Dividend and Growth Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.0%
	Automobiles & Components - 0.4%
556,087	Autoliv, Inc.	$42,612,947
	Banks - 9.4%
10,707,576	Bank of America Corp.	351,529,720
1,142,657	Bank of Nova Scotia	62,411,925
2,771,543	JP Morgan Chase & Co.	366,841,432
637,142	PNC Financial Services Group, Inc.	94,647,444
		875,430,521
	Capital Goods - 6.1%
608,123	Deere & Co.	96,436,145
398,548	Eaton Corp. plc	37,650,829
436,154	General Dynamics Corp.	76,518,858
77,100	Ingersoll-Rand plc	10,272,033
1,798,608	Johnson Controls International plc	70,955,086
180,974	Lockheed Martin Corp.	77,478,589
306,858	Raytheon Co.	67,797,206
877,994	United Technologies Corp.	131,874,699
		568,983,445
	Consumer Services - 1.8%
808,065	Hilton Worldwide Holdings, Inc.	87,109,407
380,557	McDonald's Corp.	81,427,781
		168,537,188
	Diversified Financials - 4.6%
974,599	American Express Co.	126,571,172
158,935	BlackRock, Inc.	83,814,372
660,474	Charles Schwab Corp.	30,084,591
962,412	Intercontinental Exchange, Inc.	95,990,973
976,682	Northern Trust Corp.	95,529,266
		431,990,374
	Energy - 6.8%
429,848	BP plc ADR	15,530,408
1,758,817	Chevron Corp.	188,439,653
1,396,562	ConocoPhillips	82,997,680
203,940	Exxon Mobil Corp.	12,668,753
995,312	Hess Corp.	56,304,800
1,186,766	Marathon Petroleum Corp.	64,678,747
2,368,101	Noble Energy, Inc.	46,817,357
698,725	Ovintiv, Inc.(1)	10,921,078
3,008,993	Suncor Energy, Inc.	92,045,096
1,371,528	Total S.A. ADR	66,642,545
		637,046,117
	Food & Staples Retailing - 2.4%
1,194,280	Sysco Corp.	98,098,159
1,129,109	Walmart, Inc.	129,271,690
		227,369,849
	Food, Beverage & Tobacco - 3.4%
2,167,855	Coca-Cola Co.	126,602,732
1,162,457	Kellogg Co.	79,291,192
784,202	PepsiCo., Inc.	111,372,368
		317,266,292
	Health Care Equipment & Services - 6.8%
714,908	Abbott Laboratories	62,297,083
314,003	Becton Dickinson and Co.	86,407,346
1,473,355	CVS Health Corp.	99,922,936
410,469	HCA Healthcare, Inc.	56,973,097
1,285,004	Medtronic plc	148,340,862
662,685	UnitedHealth Group, Inc.	180,548,528
		634,489,852

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Insurance - 6.1%
1,792,138	American International Group, Inc.	$90,072,856
976,390	Chubb Ltd.	148,401,516
449,968	Marsh & McLennan Cos., Inc.	50,333,420
1,342,670	Principal Financial Group, Inc.	71,094,377
648,482	Progressive Corp.	52,326,013
1,782,349	Prudential Financial, Inc.	162,300,700
		574,528,882
	Materials - 2.8%
662,282	Celanese Corp.	68,546,187
839,416	FMC Corp.	80,239,776
1,737,185	International Paper Co.	70,738,173
336,043	PPG Industries, Inc.	40,271,393
		259,795,529
	Media & Entertainment - 5.5%
208,163	Alphabet, Inc. Class A*	298,251,783
4,989,390	Comcast Corp. Class A	215,491,754
		513,743,537
	Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
1,058,416	Agilent Technologies, Inc.	87,382,825
2,952,821	AstraZeneca plc ADR	143,802,383
1,108,184	Bristol-Myers Squibb Co.	69,760,183
978,531	Eli Lilly & Co.	136,642,069
1,488,096	Merck & Co., Inc.	127,142,922
1,163,860	Novartis AG ADR	109,996,408
5,899,028	Pfizer, Inc.	219,679,803
		894,406,593
	Real Estate - 3.0%
352,886	American Tower Corp. REIT	81,777,802
423,705	Boston Properties, Inc. REIT	60,738,112
58,385	Essex Property Trust, Inc. REIT	18,085,337
2,673,682	Host Hotels & Resorts, Inc. REIT	43,687,964
545,053	Simon Property Group, Inc. REIT	72,573,807
		276,863,022
	Retailing - 3.3%
539,259	Home Depot, Inc.	123,004,978
835,995	Lowe's Cos., Inc.	97,176,059
1,442,524	TJX Cos., Inc.	85,166,617
		305,347,654
	Semiconductors & Semiconductor Equipment - 2.7%
2,241,136	Intel Corp.	143,275,824
171,694	KLA Corp.	28,456,564
749,445	Micron Technology, Inc.*	39,788,035
313,128	Texas Instruments, Inc.	37,778,893
		249,299,316
	Software & Services - 6.7%
154,973	Accenture plc Class A	31,802,010
404,730	International Business Machines Corp.	58,171,843
3,135,423	Microsoft Corp.	533,743,057
		623,716,910
	Technology Hardware & Equipment - 5.8%
561,236	Apple, Inc.	173,708,154
2,797,200	Cisco Systems, Inc.	128,587,284
2,260,367	Corning, Inc.	60,329,195
2,262,412	HP, Inc.	48,234,624
762,430	Motorola Solutions, Inc.	134,950,110
		545,809,367
	Telecommunication Services - 3.8%
1,076,643	AT&T, Inc.	40,503,310

The Hartford Dividend and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

5,273,956	Verizon Communications, Inc.				$313,483,944
					353,987,254
	Transportation - 2.0%
1,155,507	Delta Air Lines, Inc.				64,407,960
672,693	Union Pacific Corp.				120,694,578
					185,102,538
	Utilities - 4.0%
1,530,643	Dominion Energy, Inc.				131,252,637
2,329,572	Exelon Corp.				110,864,332
497,723	NextEra Energy, Inc.				133,489,308
					375,606,277
	Total Common Stocks
	(cost $6,181,287,388)				$9,061,933,464
Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 2.8%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
263,212,991	1.49	%(2)			263,212,991
	Securities Lending Collateral - 0.2%
570,683	Citibank NA DDCA, 1.58%, 2/3/2020(2)				570,683
	Fidelity Investments Money Market Funds, Government Portfolio,
2,662,534	Institutional Class, 1.50%(2)				2,662,534
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
2,249,704	Class, 1.72%(2)				2,249,704
818,249	JPMorgan Prime Money Market Fund, 1.69%(2)				818,249
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
2,147,836	Class, 1.71%(2)				2,147,836
	State Street Institutional Liquid Reserves Fund, Institutional Class,
2,965,503	1.71	%(2)			2,965,503
					11,414,509
	Total Short-Term Investments
	(cost $274,627,500)				$274,627,500
	Total Investments
	(cost $6,455,914,888)		100.0	% $	9,336,560,964
	Other Assets and Liabilities		0.0%		3,041,250

	Total Net Assets		100.0	% $	9,339,602,214

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ADR DDCA REIT	American Depositary Receipt Dollars on Deposit in Custody Account Real Estate Investment Trust

The Hartford Dividend and Growth Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$42,612,947	$42,612,947		$—	$—
Banks	875,430,521	875,430,521		—	—
Capital Goods	568,983,445	568,983,445		—	—
Consumer Services	168,537,188	168,537,188		—	—
Diversified Financials	431,990,374	431,990,374		—	—
Energy	637,046,117	637,046,117		—	—
Food & Staples Retailing	227,369,849	227,369,849		—	—
Food, Beverage & Tobacco	317,266,292	317,266,292		—	—
Health Care Equipment & Services	634,489,852	634,489,852		—	—
Insurance	574,528,882	574,528,882		—	—
Materials	259,795,529	259,795,529		—	—
Media & Entertainment	513,743,537	513,743,537		—	—
Pharmaceuticals, Biotechnology & Life Sciences	894,406,593	894,406,593		—	—
Real Estate	276,863,022	276,863,022		—	—
Retailing	305,347,654	305,347,654		—	—
Semiconductors & Semiconductor Equipment	249,299,316	249,299,316		—	—
Software & Services	623,716,910	623,716,910		—	—
Technology Hardware & Equipment	545,809,367	545,809,367		—	—
Telecommunication Services	353,987,254	353,987,254		—	—
Transportation	185,102,538	185,102,538		—	—
Utilities	375,606,277	375,606,277		—	—
Short-Term Investments	274,627,500	274,627,500		—	—

Total	$9,336,560,964	$9,336,560,964		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Emerging Markets Equity Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.8%
	Argentina - 0.4%
31,194	Banco BBVA Argentina S.A. ADR	$145,989
8,489	Banco Macro S.A. ADR	260,357
52,505	Grupo Financiero Galicia S.A. ADR	753,447
		1,159,793
	Brazil - 4.7%
91,815	B3 S.A. - Brasil Bolsa Balcao	1,033,364
310,366	Banco do Brasil S.A.	3,517,762
191,800	BRF S.A.*	1,368,209
26,700	Cia de Saneamento de Minas Gerais-COPASA	420,207
134,188	Cosan S.A. Industria e Comercio	2,497,264
62,689	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	465,491
71,574	Eneva S.A.*	730,848
288,324	JBS S.A.	1,856,810
37,900	Magazine Luiza S.A.	493,817
137,600	Marfrig Global Foods S.A.*	352,466
102,333	Qualicorp Consultoria e Corretora de Seguros S.A.	990,689
216,302	TIM Participacoes S.A.	845,995
82,000	Transmissora Alianca de Energia Eletrica S.A.	592,799
19,638	Vale S.A.	230,515
		15,396,236
	Chile - 0.3%
5,255,482	Enel Americas S.A.	1,034,285
	China - 32.4%
9,175,131	Agricultural Bank of China Ltd. Class H	3,542,322
70,261	Alibaba Group Holding Ltd. ADR*	14,515,220
440,821	Anhui Conch Cement Co., Ltd. Class H	2,813,624
515,685	ANTA Sports Products Ltd.	4,489,646
345,000	BAIC Motor Corp. Ltd. Class H(1)	170,049
13,952,205	Bank of China Ltd. Class H	5,397,087
2,672,224	Bank of Communications Co., Ltd. Class H	1,711,734
1,125,400	Baoshan Iron & Steel Co., Ltd. Class A	861,131
20,600	Changchun High & New Technology Industry, Inc. Class A	1,457,482
859,899	China Aoyuan Group Ltd.	1,145,949
2,066,345	China Cinda Asset Management Co., Ltd. Class H	413,274
1,681,137	China CITIC Bank Corp. Ltd. Class H	877,567
6,509,102	China Construction Bank Corp. Class H	4,930,879
1,520,000	China Huarong Asset Management Co., Ltd. Class H(1)	199,550
88,000	China Life Insurance Co., Ltd. Class H	210,147
698,000	China Medical System Holdings Ltd.	928,981
1,195,324	China Minsheng Banking Corp. Ltd. Class H	834,484
2,087,112	China National Building Material Co., Ltd. Class H	1,995,165
380,948	China Oilfield Services Ltd. Class H	552,747
567,356	China Pacific Insurance Group Co., Ltd. Class H	1,892,422
5,098,036	China Petroleum & Chemical Corp. Class H	2,684,735
307,758	China Shenhua Energy Co., Ltd. Class H	540,835
661,227	China Telecom Corp. Ltd. Class H	257,274
1,187,462	CNOOC Ltd.	1,777,675
251,951	Country Garden Services Holdings Co., Ltd.	813,969
476,000	CSPC Pharmaceutical Group Ltd.	1,044,089
769,677	Daqin Railway Co., Ltd. Class A	848,578
185,300	Fujian Sunner Development Co., Ltd. Class A	543,387
465,900	Gemdale Corp. Class A	863,823
730,000	Great Wall Motor Co., Ltd. Class H(2)	482,356
445,457	Guangzhou R&F Properties Co., Ltd. Class H	671,960
1,282,016	Haitong Securities Co., Ltd. Class H	1,238,905
410,030	Henan Shuanghui Investment & Development Co., Ltd. Class A	1,681,591
238,271	Huaxin Cement Co., Ltd. Class A	723,477
1,000,800	Hunan Valin Steel Co., Ltd. Class A*	621,839
29,728	HUYA, Inc. ADR*(2)	531,537
1,317,446	Industrial & Commercial Bank of China Ltd. Class H	874,485
95,242	JD.com, Inc. ADR*	3,589,671

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

13,739	LexinFintech Holdings Ltd. ADR*(2)	$182,729
599,374	Li Ning Co., Ltd.	1,750,399
104,684	Luzhou Laojiao Co., Ltd. Class A	1,200,805
138,100	Meituan Dianping Class B*	1,748,323
65,700	Muyuan Foodstuff Co., Ltd. Class A	748,184
12,782	NetEase, Inc. ADR	4,099,954
325,829	New China Life Insurance Co., Ltd. Class H	1,215,403
102,100	New Hope Liuhe Co., Ltd. Class A	258,789
5,975	New Oriental Education & Technology Group, Inc. ADR*	726,261
4,695,098	People's Insurance Co., Group of China Ltd. Class H	1,679,898
1,205,426	PICC Property & Casualty Co., Ltd. Class H	1,289,143
529,441	Sany Heavy Industry Co., Ltd. Class A	1,191,287
1,085,200	Shanxi Taigang Stainless Steel Co., Ltd. Class A	597,727
725,700	Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	570,361
193,502	Shenzhen Expressway Co., Ltd. Class H	250,368
379,749	Sinotruk Hong Kong Ltd.	652,045
213,580	Tencent Holdings Ltd.	10,185,667
346,758	Tianneng Power International Ltd.	232,122
75,414	Vipshop Holdings Ltd. ADR*	960,020
692,666	Weichai Power Co., Ltd. Class H	1,212,671
256,371	Wens Foodstuffs Group Co., Ltd. Class A	1,180,228
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co.,
65,500	Ltd. Class A	302,969
137,916	Wuliangye Yibin Co., Ltd. Class A	2,411,887
245,521	Yanzhou Coal Mining Co., Ltd. Class H	181,154
137,745	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(1)	789,467
628,400	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	461,371
		104,808,878
	Colombia - 0.2%
10,268	Bancolombia S.A. ADR	538,762
	Greece - 0.1%
8,750	JUMBO S.A.	178,266
	Hong Kong - 2.9%
373,499	China Resources Cement Holdings Ltd.	417,853
4,079,769	China Unicom Hong Kong Ltd.	3,403,422
2,783,471	CITIC Ltd.	3,147,513
179,000	Shimao Property Holdings Ltd.	577,632
1,148,601	Sino Biopharmaceutical Ltd.	1,516,815
1,168,302	Yuexiu Property Co., Ltd.	233,860
		9,297,095
	Hungary - 0.5%
38,309	OTP Bank Nyrt	1,774,548
	India - 7.0%
66,982	Bajaj Finance Ltd.	4,082,828
102,017	Bandhan Bank Ltd.(1)	642,017
45,580	Bata India Ltd.	1,149,449
179,701	Bharti Infratel Ltd.	625,299
134,620	HCL Technologies Ltd.	1,115,928
17,312	HDFC Asset Management Co., Ltd.(1)	767,392
67,470	Hindustan Petroleum Corp. Ltd.	219,999
45,188	Indiabulls Housing Finance Ltd.	193,585
346,399	Indraprastha Gas Ltd.	2,459,807
27,949	Infosys Ltd.	305,216
90,718	Just Dial Ltd.*	711,760
66,688	Mahanagar Gas Ltd.	1,093,948
644,901	Manappuram Finance Ltd.	1,694,003
34,726	Multi Commodity Exchange of India Ltd.	604,982
160,786	Muthoot Finance Ltd.	1,714,137
484,444	NMDC Ltd.	791,387
268,128	Oil & Natural Gas Corp. Ltd.	407,984
472,228	Power Finance Corp. Ltd.*	769,739
248,287	REC Ltd.	498,827
85,799	Reliance Industries Ltd.	1,692,336
48,699	Shriram Transport Finance Co., Ltd.	694,721

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

167,113	Wipro Ltd.	$555,843
		22,791,187
	Indonesia - 1.3%
9,491,394	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	3,056,855
377,300	Charoen Pokphand Indonesia Tbk PT	182,874
203,150	Gudang Garam Tbk PT	827,730
1,115,100	XL Axiata Tbk PT*	235,511
		4,302,970
	Malaysia - 1.1%
478,181	Genting Bhd	639,719
300,924	MISC Bhd	562,167
1,094,607	RHB Bank Bhd	1,519,843
397,852	Sime Darby Bhd	210,788
756,279	Telekom Malaysia Bhd	710,212
		3,642,729
	Mexico - 1.6%
1,213,412	Fibra Uno Administracion S.A. de C.V. REIT	1,993,937
17,003	Fomento Economico Mexicano S.A.B. de C.V. ADR	1,533,160
52,289	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B(2)	647,459
507,658	Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	1,050,216
		5,224,772
	Philippines - 0.1%
90,031	International Container Terminal Services, Inc.	229,527
	Poland - 0.8%
14,117	CD Projekt S.A.	1,024,450
21,039	Grupa Lotos S.A.	417,529
125,348	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,104,680
		2,546,659
	Russia - 4.9%
69,911	LUKOIL PJSC ADR	7,113,052
163,120	MMC Norilsk Nickel PJSC ADR	5,260,545
11,513	Tatneft PJSC ADR	827,555
1,401,618	VTB Bank PJSC GDR	1,995,601
15,005	X5 Retail Group N.V. GDR	549,287
		15,746,040
	South Africa - 4.9%
106,928	African Rainbow Minerals Ltd.	1,197,651
49,624	Anglo American Platinum Ltd.	3,966,019
75,629	Clicks Group Ltd.	1,220,220
74,394	Exxaro Resources Ltd.	603,588
187,883	Fortress REIT Ltd. Class A, REIT	230,965
91,336	Impala Platinum Holdings Ltd.*	858,248
102,515	Investec Ltd.	568,189
62,703	Kumba Iron Ore Ltd.	1,449,856
159,737	Life Healthcare Group Holdings Ltd.	266,503
386,276	MTN Group Ltd.	2,067,885
13,352	Naspers Ltd. Class N	2,165,648
439,317	Sibanye Gold Ltd.*	1,131,516
		15,726,288
	South Korea - 13.4%
4,526	AfreecaTV Co., Ltd.	202,308
12,970	Daelim Industrial Co., Ltd.	871,496
130,364	DGB Financial Group, Inc.	705,795
11,023	Fila Holdings Corp.	403,566
31,918	GS Engineering & Construction Corp.	740,672
33,057	Hana Financial Group, Inc.	913,550
13,909	Hyundai Mobis Co., Ltd.	2,659,728
13,222	Hyundai Motor Co.	1,372,604
107,014	Industrial Bank of Korea	958,696
96,083	KB Financial Group, Inc.	3,534,451
108,345	Kia Motors Corp.	3,685,117

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

4,680	Korea Investment Holdings Co., Ltd.	$257,403
78,469	KT Corp. ADR*	817,647
4,050	KT&G Corp.	321,828
6,595	LG Electronics, Inc.	359,618
14,460	Mando Corp.	401,980
46,051	Partron Co., Ltd.	423,849
5,725	POSCO	1,037,189
353,030	Samsung Electronics Co., Ltd.	16,356,935
50,652	Samsung Engineering Co., Ltd.*	720,620
96,445	Shinhan Financial Group Co., Ltd.	3,147,322
42,968	SK Hynix, Inc.	3,269,278
48,977	Woori Financial Group, Inc.	413,467
		43,575,119
	Taiwan - 12.7%
130,910	Accton Technology Corp.	695,809
1,912,381	Asia Cement Corp.	2,844,527
88,000	Catcher Technology Co., Ltd.	696,880
516,000	Compeq Manufacturing Co., Ltd.	685,269
349,000	Elan Microelectronics Corp.	980,427
98,479	Feng TAY Enterprise Co., Ltd.	589,433
1,699,000	Fubon Financial Holding Co., Ltd.	2,519,563
494,088	Hon Hai Precision Industry Co., Ltd.	1,343,428
83,471	International Games System Co., Ltd.	1,331,246
109,213	ITEQ Corp.	469,564
418,920	King Yuan Electronics Co., Ltd.	445,297
2,396	Largan Precision Co., Ltd.	372,165
593,086	Lite-On Technology Corp.	918,811
1,028,000	Macronix International	1,263,464
192,959	MediaTek, Inc.	2,441,390
317,325	Novatek Microelectronics Corp.	2,237,511
68,000	Powertech Technology, Inc.	240,923
224,919	Radiant Opto-Electronics Corp.	771,787
313,733	Realtek Semiconductor Corp.	2,520,692
1,805,000	Shin Kong Financial Holding Co., Ltd.*	583,771
142,516	Shin Zu Shing Co., Ltd.	688,391
171,000	Sino-American Silicon Products, Inc.	546,307
1,373,436	SinoPac Financial Holdings Co., Ltd.	582,499
57,827	Sitronix Technology Corp.	290,859
905,176	Taiwan Semiconductor Manufacturing Co., Ltd.	9,336,169
82,000	Tripod Technology Corp.	300,881
513,000	Unitech Printed Circuit Board Corp.	496,315
3,651,724	United Microelectronics Corp.	1,782,606
79,000	Win Semiconductors Corp.	716,159
2,158,704	Yuanta Financial Holding Co., Ltd.	1,397,933
278,173	Zhen Ding Technology Holding Ltd.	1,075,872
		41,165,948
	Thailand - 2.7%
131,000	Advanced Info Service PCL	857,363
141,300	Carabao Group PCL	402,322
175,573	Electricity Generating PCL	1,712,357
999,471	Krung Thai Bank PCL	516,249
1,256,467	PTG Energy PCL	560,311
1,029,299	PTT Exploration & Production PCL	4,127,763
300,200	Thanachart Capital PCL	500,815
		8,677,180
	Turkey - 2.0%
429,905	Haci Omer Sabanci Holding AS	698,943
99,434	Pegasus Hava Tasimaciligi AS*(2)	1,137,227
133,622	Tekfen Holding AS	429,264
178,175	Turkiye Garanti Bankasi AS*	353,583
683,894	Turkiye Halk Bankasi AS*	790,295
892,248	Turkiye Is Bankasi AS Class C*	1,077,712
1,702,776	Turkiye Vakiflar Bankasi TAO Class D*	1,877,454

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

568,462	Yapi ve Kredi Bankasi AS*				$281,798
					6,646,276
	United Arab Emirates - 0.8%
1,450,543	Aldar Properties PJSC				876,192
641,759	Emaar Properties PJSC				700,280
240,669	Emirates NBD Bank PJSC				900,940
					2,477,412
	Total Common Stocks
	(cost $293,778,964)				$306,939,970
Preferred Stocks - 2.9%
	Brazil - 2.9%
159,520	Banco Bradesco S.A.				1,225,100
79,200	Bradespar S.A.				684,442
166,700	Cia de Transmissao de Energia Eletrica Paulista				864,134
31,700	Cia Paranaense de Energia				543,458
446,200	Petroleo Brasileiro S.A.				2,964,178
224,900	Telefonica Brasil S.A. *				3,118,856
					9,400,168
	Total Preferred Stocks
	(cost $9,615,149)				$9,400,168
	Total Long-Term Investments
	(cost $303,394,113)				$316,340,138
Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.1%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
6,900,334	1.49	%(3)			6,900,334
	Securities Lending Collateral - 0.5%
75,298	Citibank NA DDCA, 1.58%, 2/3/2020(3)				75,298
	Fidelity Investments Money Market Funds, Government Portfolio,
351,306	Institutional Class, 1.50%(3)				351,306
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
296,835	Class, 1.72%(3)				296,835
107,963	JPMorgan Prime Money Market Fund, 1.69%(3)				107,963
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
283,395	Class, 1.71%(3)				283,395
	State Street Institutional Liquid Reserves Fund, Institutional Class,
391,281	1.71	%(3)			391,281
					1,506,078
	Total Short-Term Investments
	(cost $8,406,412)				$8,406,412
	Total Investments
	(cost $311,800,525)		100.3	% $	324,746,550
	Other Assets and Liabilities		(0.3)%		(855,041)

	Total Net Assets		100.0	% $	323,891,509

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford Emerging Markets Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $2,568,475, representing 0.8% of net assets.
(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2020
				Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	72	03/20/2020	$3,780,360	$(166,091)

Total futures contracts				$(166,091)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations: ADR DDCA GDR PJSC PT REIT	American Depositary Receipt Dollars on Deposit in Custody Account Global Depositary Receipt Private Joint Stock Company Perseroan Terbatas Real Estate Investment Trust

Hartford Emerging Markets Equity Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina		$1,159,793	$1,159,793	$—	$—
Brazil		15,396,236	15,396,236	—	—
Chile		1,034,285	—	1,034,285	—
China		104,808,878	24,605,392	80,203,486	—
Colombia		538,762	538,762	—	—
Greece		178,266	178,266	—	—
Hong Kong		9,297,095	—	9,297,095	—
Hungary		1,774,548	—	1,774,548	—
India		22,791,187	625,299	22,165,888	—
Indonesia		4,302,970	—	4,302,970	—
Malaysia		3,642,729	1,519,843	2,122,886	—
Mexico		5,224,772	5,224,772	—	—
Philippines		229,527	—	229,527	—
Poland		2,546,659	—	2,546,659	—
Russia		15,746,040	827,555	14,918,485	—
South Africa		15,726,288	5,067,075	10,659,213	—
South Korea		43,575,119	817,647	42,757,472	—
Taiwan		41,165,948	—	41,165,948	—
Thailand		8,677,180	8,677,180	—	—
Turkey		6,646,276	—	6,646,276	—
United Arab Emirates		2,477,412	900,940	1,576,472	—
Preferred Stocks		9,400,168	9,400,168	—	—

Short-Term Investments		8,406,412	8,406,412	—	—

Total		$324,746,550	$83,345,340	$241,401,210	$—
Liabilities
Futures Contracts(2)		$(166,091)	$(166,091)	$—	$—
Total		$(166,091)	$(166,091)	$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 24.7%
	Argentina - 0.6%
	Cia Latinoamericana de Infraestructura & Servicios S.A.
$125,000	9.50%, 07/20/2023(1)(2)	$60,000
	Genneia S.A.
275,000	8.75%, 01/20/2022(3)	231,000
	IRSA Propiedades Comerciales S.A.
50,000	8.75%, 03/23/2023(1)	47,350
	YPF S.A.
450,000	6.95%, 07/21/2027(3)	383,625
35,000	8.50%, 03/23/2021(3)	34,797
		756,772
	Austria - 0.1%
	Suzano Austria GmbH
200,000	5.00%, 01/15/2030	211,160
	Azerbaijan - 0.2%
	State Oil Co. of the Azerbaijan Republic
260,000	6.95%, 03/18/2030(3)	321,506
	Bermuda - 0.2%
	Ooredoo International Finance Ltd.
275,000	3.25%, 02/21/2023(3)	280,892
	Brazil - 1.2%
	Banco do Brasil S.A.
270,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(1)	286,538
	BRF S.A.
305,000	4.88%, 01/24/2030(1)	312,167
	Globo Comunicacao e Participacoes S.A.
200,000	5.13%, 03/31/2027(3)	209,250
	Itau Unibanco Holding S.A.
375,000	2.90%, 01/24/2023(1)	376,050
	6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 5 year USD CMT + 3.981%
255,000	thereafter)(1)(4)(5)	267,941
200,000	6.20%, 12/21/2021(3)	211,740
		1,663,686
	British Virgin Islands - 2.0%
	CNOOC Finance Ltd.
270,000	2.88%, 09/30/2029	275,875
	Huarong Finance Co., Ltd.
	4.50%, 01/24/2022, (4.50% fixed rate until 01/24/2022; 5 year USD
550,000	CMT + 7.773% thereafter)(3)(4)(5)	561,688
	Sinopec Group Overseas Development Ltd.
505,000	2.50%, 08/08/2024(1)	510,270
305,000	2.95%, 08/08/2029(1)	310,871
325,000	3.25%, 09/13/2027(1)	339,582
	Star Energy Geothermal Wayang Windu Ltd.
414,000	6.75%, 04/24/2033(1)	450,371
	Yingde Gases Investment Ltd.
200,000	6.25%, 01/19/2023(3)	209,105
		2,657,762
	Canada - 0.2%
	Frontera Energy Corp.
200,000	9.70%, 06/25/2023(1)(6)	214,000
	Cayman Islands - 2.3%
	ADCB Finance Cayman Ltd.
465,000	4.00%, 03/29/2023(1)	485,925
	Alibaba Group Holding Ltd.
390,000	3.13%, 11/28/2021	398,087
	Bioceanico Sovereign Certificate Ltd.
505,000	0.00%, 06/05/2034(1)(7)	355,520
	Comcel Trust via Comunicaciones Celulares S.A.
245,000	6.88%, 02/06/2024(3)	250,226

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Grupo Aval Ltd.
$225,000	4.75%, 09/26/2022(3)	$233,522
	ICD Funding Ltd.
790,000	4.63%, 05/21/2024(3)	826,474
	Lima Metro Line 2 Finance Ltd.
235,000	4.35%, 04/05/2036(1)	252,186
	Termocandelaria Power Ltd.
305,000	7.88%, 01/30/2029(1)	334,356
		3,136,296
	Chile - 0.8%
	Celulosa Arauco y Constitucion S.A.
305,000	5.15%, 01/29/2050(1)	312,320
	Empresa Electrica Angamos S.A.
289,100	4.88%, 05/25/2029(3)	303,584
	Empresa Nacional de Telecomunicaciones S.A.
250,000	4.75%, 08/01/2026(3)	269,384
	Inversiones CMPC S.A.
200,000	3.85%, 01/13/2030(1)	204,500
		1,089,788
	China - 0.2%
	Industrial & Commercial Bank of China Ltd.
225,000	4.88%, 09/21/2025(1)	250,127
	Colombia - 0.7%
	Banco de Bogota S.A.
200,000	6.25%, 05/12/2026(1)	227,190
	Bancolombia S.A.
200,000	3.00%, 01/29/2025	201,202
	4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944%
230,000	thereafter)(5)	236,612
	Transportadora de Gas Internacional S.A. ESP
225,000	5.55%, 11/01/2028(1)	260,844
		925,848
	Dominican Republic - 0.2%
	Aeropuertos Dominicanos Siglo S.A.
200,000	6.75%, 03/30/2029(1)	221,750
	Hong Kong - 0.3%
	CMB Wing Lung Bank Ltd.
	3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 5 year USD
275,000	CMT + 1.750% thereafter)(3)(5)	279,408
	ICBCIL Finance Co., Ltd.
200,000	3.00%, 04/05/2020(3)	200,170
		479,578
	India - 0.4%
	Bharti Airtel Ltd.
285,000	4.38%, 06/10/2025(3)	295,620
	ICICI Bank Ltd.
225,000	3.80%, 12/14/2027(1)	235,984
		531,604
	Indonesia - 0.2%
	Jasa Marga Persero Tbk PT
IDR 2,620,000,000	7.50%, 12/11/2020(1)	190,321
	Wijaya Karya Persero Tbk PT
2,040,000,000	7.70%, 01/31/2021(1)	147,637
		337,958
	Ireland - 0.6%
	Koks OAO Via Koks Finance DAC
$235,000	7.50%, 05/04/2022(3)	244,518
	MMC Norilsk Nickel OJSC Via MMC Finance DAC
200,000	3.38%, 10/28/2024(1)	203,500

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Russian Railways Via RZD Capital plc
GBP	225,000	7.49%, 03/25/2031(3)	$417,336
			865,354
		Israel - 0.5%
		Bank Leumi Le-Israel BM
		3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD
	$200,000	CMT + 1.631% thereafter)(1)(3)(5)	200,000
		Israel Electric Corp. Ltd.
	200,000	4.25%, 08/14/2028(1)(3)	219,344
	200,000	5.00%, 11/12/2024(1)(3)	221,500
			640,844
		Luxembourg - 1.3%
		Atento Luxco 1 S.A.
	100,000	6.13%, 08/10/2022(1)	100,875
		CSN Resources S.A.
	250,000	7.63%, 04/17/2026(1)	262,580
		Kernel Holding S.A.
	200,000	6.50%, 10/17/2024(1)	210,982
	230,000	8.75%, 01/31/2022(3)	249,267
		Millicom International Cellular S.A.
	200,000	5.13%, 01/15/2028(1)	209,039
		Minerva Luxembourg S.A.
	220,000	5.88%, 01/19/2028(3)	231,836
		Rede D'or Finance S.a.r.l.
	255,000	4.95%, 01/17/2028(1)	268,388
		Rumo Luxembourg S.a.r.l.
	200,000	5.88%, 01/18/2025(1)	215,000
			1,747,967
		Mauritius - 0.3%
		Azure Power Energy Ltd.
	200,000	5.50%, 11/03/2022(3)	205,040
		MTN Mauritius Investments Ltd.
	200,000	5.37%, 02/13/2022(1)	207,934
			412,974
		Mexico - 2.6%
		Banco Inbursa S.A. Institucion de Banca Multiple
	265,000	4.38%, 04/11/2027(1)	280,237
		Banco Mercantil del Norte S.A.
		7.50%, 06/27/2029, (7.50% fixed rate until 06/27/2029; 10 year USD
	200,000	CMT + 5.470% thereafter)(1)(4)(5)	226,750
		BBVA Bancomer S.A.
		5.88%, 09/13/2034, (5.88% fixed rate until 09/13/2029; 5 year USD CMT + 4.308%
	200,000	thereafter)(1)(5)	220,700
	180,000	6.75%, 09/30/2022(3)	197,550
		Coca-Cola Femsa S.A.B. de C.V.
	150,000	2.75%, 01/22/2030	154,324
		Infraestructura Energetica Nova S.A.B. de C.V.
	205,000	3.75%, 01/14/2028(3)	205,513
		Mexico City Airport Trust
	230,000	5.50%, 07/31/2047(3)	252,195
		Petroleos Mexicanos
	103,000	5.63%, 01/23/2046	96,176
	120,000	5.95%, 01/28/2031(1)	121,770
	20,000	6.35%, 02/12/2048	19,777
	125,000	6.75%, 09/21/2047	126,500
	445,000	6.95%, 01/28/2060(1)	451,021
	668,000	7.69%, 01/23/2050(1)	733,865
	135,000	7.69%, 01/23/2050(3)	148,311
		Trust F
	200,000	6.39%, 01/15/2050(1)	230,000
			3,464,689

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Morocco - 0.2%
		OCP S.A.
	$275,000	4.50%, 10/22/2025(3)	$296,921
		Netherlands - 3.1%
		Braskem Netherlands Finance B.V.
	200,000	4.50%, 01/10/2028(3)	203,461
		Equate Petrochemical B.V.
	270,000	3.00%, 03/03/2022(3)	271,858
		Greenko Dutch B.V.
	200,000	5.25%, 07/24/2024(1)	202,790
	250,000	5.25%, 07/24/2024(3)	253,488
		ICTSI Treasury B.V.
	240,000	5.88%, 09/17/2025(3)	265,046
		IHS Netherlands Holdco B.V.
	200,000	8.00%, 09/18/2027(1)	216,000
		Metinvest B.V.
	200,000	7.75%, 04/23/2023(1)	213,310
		Minejesa Capital B.V.
	260,000	4.63%, 08/10/2030(3)	270,869
	270,000	5.63%, 08/10/2037(3)	293,660
		Mong Duong Finance Holdings B.V.
	250,000	5.13%, 05/07/2029(1)	257,850
		Myriad International Holdings B.V.
	330,000	5.50%, 07/21/2025(3)	369,402
		Petrobras Global Finance B.V.
	81,000	5.09%, 01/15/2030(1)	88,885
	220,000	6.90%, 03/19/2049	268,070
	35,000	7.25%, 03/17/2044	44,240
		Teva Pharmaceutical Finance Netherlands B.V.
	500,000	6.75%, 03/01/2028(6)	520,750
		VEON Holdings B.V.
	385,000	4.00%, 04/09/2025(1)	400,354
			4,140,033
		Panama - 0.2%
		Aeropuerto Internacional de Tocumen S.A.
	200,000	6.00%, 11/18/2048(1)	252,626
		Peru - 1.3%
		Banco de Credito del Peru
	425,000	2.70%, 01/11/2025(1)	425,642
		Hunt Oil Co. of Peru LLC Sucursal Del Peru
	210,000	6.38%, 06/01/2028(1)	227,787
		Kallpa Generacion S.A.
	295,000	4.13%, 08/16/2027(1)	304,956
		SAN Miguel Industrias Pet S.A.
	270,000	4.50%, 09/18/2022(1)	276,581
		Telefonica del Peru SAA
PEN	1,500,000	7.38%, 04/10/2027(1)	474,011
			1,708,977
		Philippines - 0.2%
		SM Investments Corp.
	$240,000	4.88%, 06/10/2024(3)	254,531
		Saudi Arabia - 0.3%
		Arabian Centres Co., Ltd.
	200,000	5.38%, 11/26/2024(1)	206,753
		Saudi Arabian Oil Co.
	210,000	2.75%, 04/16/2022(1)	212,988
			419,741
		Singapore - 0.6%
		BOC Aviation Ltd.
	470,000	3.88%, 04/27/2026(1)	503,031

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		United Overseas Bank Ltd.
		2.88%, 03/08/2027, (2.88% fixed rate until 03/08/2022; 5 year USD
	$275,000	Swap + 1.654% thereafter)(3)(5)	$277,219
			780,250
		South Africa - 0.3%
		Eskom Holdings SOC Ltd.
	250,000	5.75%, 01/26/2021(3)	250,303
	225,000	6.75%, 08/06/2023(3)	227,666
			477,969
		South Korea - 0.9%
		Shinhan Bank Co., Ltd.
	580,000	3.75%, 09/20/2027(1)	609,713
		Woori Bank Subordinated
	520,000	5.13%, 08/06/2028(1)	604,386
			1,214,099
		Thailand - 0.3%
		Bangkok Bank PCL
		3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 year USD
	225,000	CMT + 1.900% thereafter)(1)(5)	233,940
		PTTEP Treasury Center Co., Ltd.
	200,000	3.90%, 12/06/2059(1)	212,793
			446,733
		Turkey - 0.5%
		Turkcell Iletisim Hizmetleri AS
	300,000	5.80%, 04/11/2028(3)	312,000
		Yapi ve Kredi Bankasi AS
	300,000	6.10%, 03/16/2023(3)	312,750
			624,750
		United Arab Emirates - 1.1%
		Abu Dhabi National Energy Co. PJSC
	200,000	4.00%, 10/03/2049(1)	210,953
	200,000	6.50%, 10/27/2036(1)	272,903
		Emirates SembCorp Water and Power Co. PJSC
	420,000	4.45%, 08/01/2035(1)	457,380
		Oztel Holdings SPC Ltd.
	285,000	6.63%, 04/24/2028(3)	308,333
		Tabreed Sukuk Spc Ltd.
	225,000	5.50%, 10/31/2025(3)	252,862
			1,502,431
		United Kingdom - 0.8%
		Ellaktor Value plc
EUR	280,000	6.38%, 12/15/2024(1)	318,233
		European Bank for Reconstruction & Development
ZAR	550,000	0.00%, 12/31/2020(7)	34,680
		Liquid Telecommunications Financing plc
	$270,000	8.50%, 07/13/2022(1)	276,345
		NAK Naftogaz Ukraine via Kondor Finance plc
	280,000	7.63%, 11/08/2026(1)	298,080
		Tullow Oil plc
	255,000	7.00%, 03/01/2025(1)(6)	206,236
			1,133,574
		Total Corporate Bonds
		(cost $31,760,626)	$33,463,190
Foreign Government Obligations - 68.1%
		Angola - 0.2%
		Angolan Government International Bond
	200,000	9.13%, 11/26/2049(1)(6)	210,826
		Argentina - 1.1%
		Argentina Bonos Adjusted Certificate
ARS	3,005,774	4.00%, 03/06/2020(8)	43,249

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Argentina Treasury Bill
	2,550,000	0.00%, 07/29/2020(7)	$46,868
		Argentine Bonos del Tesoro
	5,840,763	15.50%, 10/17/2026	32,346
	8,645,000	16.00%, 10/17/2023	53,057
	127,125	18.20%, 10/03/2021	1,026
		Argentine Republic Government International Bond
	$695,000	5.88%, 01/11/2028	304,062
	890,000	6.88%, 01/26/2027	400,945
	450,000	7.63%, 04/22/2046	191,925
		Autonomous City of Buenos Aires Argentina
	180,900	8.95%, 02/19/2021(3)	180,900
ARS	3,970,000	39.42%, 03/29/2024, BADLAR + 3.250%(9)	57,287
		Provincia de Cordoba
	$185,000	7.13%, 08/01/2027(3)	126,725
			1,438,390
		Azerbaijan - 0.5%
		Southern Gas Corridor CJSC
	600,000	6.88%, 03/24/2026(1)	718,138
		Brazil - 5.0%
		Brazil Letras do Tesouro Nacional
BRL	4,168,000	0.00%, 07/01/2021(7)	913,068
	8,539,000	0.00%, 01/01/2022(7)	1,816,439
		Brazil Notas do Tesouro Nacional
	2,382,993	6.00%, 08/15/2024(8)	643,947
	2,310,381	6.00%, 08/15/2050(8)	777,955
	1,676,000	10.00%, 01/01/2023	436,495
	16,000	10.00%, 01/01/2025	4,319
	5,854,000	10.00%, 01/01/2027	1,623,314
	585,000	10.00%, 01/01/2029	165,640
	1,209,000	10.00%, 01/01/2031	347,317
			6,728,494
		Chile - 0.7%
		Bonos de la Tesoreria de la Republica en pesos
CLP	80,000,000	4.50%, 03/01/2026	108,474
	500,000,000	5.00%, 03/01/2035	725,852
	70,000,000	6.00%, 01/01/2043	117,904
			952,230
		Colombia - 3.9%
		Colombian TES
COP 2,560,800,000		5.75%, 11/03/2027	751,760
	2,941,300,000	6.00%, 04/28/2028	879,301
	884,300,000	6.25%, 11/26/2025	269,229
	2,757,800,000	7.00%, 06/30/2032	875,055
	4,658,500,000	7.50%, 08/26/2026	1,512,947
	2,279,100,000	7.75%, 09/18/2030	761,099
	528,000,000	10.00%, 07/24/2024	184,182
			5,233,573
		Czech Republic - 2.7%
		Czech Republic Government Bond
CZK	22,760,000	0.25%, 02/10/2027	915,081
	7,380,000	0.95%, 05/15/2030(3)	306,862
	16,050,000	1.00%, 06/26/2026(3)	682,585
	12,650,000	2.50%, 08/25/2028(3)	599,585
	22,570,000	2.75%, 07/23/2029	1,100,561
			3,604,674
		Ecuador - 0.1%
		Ecuador Government International Bond
	$200,000	9.50%, 03/27/2030(1)	171,500
		Egypt - 0.2%
		Egypt Government International Bond
	200,000	8.70%, 03/01/2049(1)	230,359

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Hungary - 1.6%
		Hungary Government Bond
HUF	227,650,000	0.50%, 04/21/2021	$751,652
	119,620,000	3.00%, 10/27/2027	431,333
	34,880,000	3.00%, 08/21/2030	124,980
	64,630,000	6.00%, 11/24/2023	254,482
	45,030,000	6.75%, 10/22/2028	206,793
		Hungary Government International Bond
	$346,000	5.75%, 11/22/2023	393,803
			2,163,043
		Indonesia - 5.4%
		Indonesia Treasury Bond
IDR 1,347,000,000		5.63%, 05/15/2023	98,527
	4,889,000,000	7.00%, 05/15/2027	365,653
	6,597,000,000	7.00%, 09/15/2030	496,405
	6,602,000,000	7.50%, 08/15/2032	493,156
	9,621,000,000	7.50%, 06/15/2035	728,836
	9,521,000,000	7.50%, 05/15/2038	696,061
	713,000,000	8.25%, 05/15/2029	57,715
	6,249,000,000	8.25%, 06/15/2032	495,554
	4,492,000,000	8.25%, 05/15/2036	353,597
	5,266,000,000	8.38%, 09/15/2026	426,074
	11,604,000,000	8.38%, 03/15/2034	933,844
	3,328,000,000	8.38%, 04/15/2039	265,918
	11,490,000,000	8.75%, 05/15/2031	955,382
	3,293,000,000	8.75%, 02/15/2044	263,226
	8,325,000,000	9.00%, 03/15/2029	695,020
			7,324,968
		Israel - 0.1%
		State of Israel
	$200,000	2.50%, 01/15/2030	205,168
		Kenya - 0.2%
		Kenya Government International Bond
	200,000	8.00%, 05/22/2032(1)	217,592
		Malaysia - 4.4%
		Malaysia Government Bond
MYR	3,520,000	3.48%, 06/14/2024	876,830
	6,855,000	3.66%, 10/15/2020	1,682,484
	1,570,000	3.76%, 04/20/2023	392,573
	2,555,000	3.89%, 08/15/2029	661,482
	1,080,000	3.90%, 11/16/2027	277,297
	825,000	3.91%, 07/15/2026	211,364
	1,600,000	3.96%, 09/15/2025	408,970
	830,000	4.76%, 04/07/2037	237,886
		Malaysia Government Investment Issue
	700,000	3.66%, 10/15/2024	175,454
	1,820,000	3.73%, 03/31/2026	459,627
	1,525,000	4.13%, 08/15/2025	391,777
	775,000	4.72%, 06/15/2033	216,199
			5,991,943
		Mexico - 7.6%
		Mexican Bonos
MXN	1,831,100	6.75%, 03/09/2023	97,358
	12,872,300	7.50%, 06/03/2027	715,789
	44,122,800	7.75%, 05/29/2031	2,526,433
	752,400	7.75%, 11/23/2034	43,477
	8,051,600	8.00%, 11/07/2047	480,224
	54,572,900	8.50%, 05/31/2029	3,257,565
	19,526,100	8.50%, 11/18/2038	1,203,270
	22,407,500	10.00%, 12/05/2024	1,353,830
	8,068,200	10.00%, 11/20/2036	561,228
			10,239,174

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Mongolia - 0.4%
		Trade & Development Bank of Mongolia LLC
	$575,000	9.38%, 05/19/2020(3)	$583,276
		Oman - 0.1%
		Oman Government International Bond
	200,000	4.13%, 01/17/2023(3)	204,188
		Peru - 1.9%
		Peru Government Bond
PEN	235,000	5.40%, 08/12/2034(1)(3)	74,701
	2,225,000	5.94%, 02/12/2029(1)(3)	755,550
	635,000	6.35%, 08/12/2028	220,578
	840,000	6.90%, 08/12/2037	307,316
	2,400,000	6.95%, 08/12/2031	872,961
	805,000	8.20%, 08/12/2026	305,278
			2,536,384
		Poland - 2.8%
		Republic of Poland Government Bond
PLN	525,000	1.75%, 07/25/2021	136,016
	6,025,000	2.50%, 07/25/2026	1,597,985
	125,000	2.75%, 04/25/2028	33,704
	475,000	2.75%, 10/25/2029	129,019
	4,475,000	3.25%, 07/25/2025	1,233,859
	2,625,000	5.75%, 10/25/2021	726,142
			3,856,725
		Qatar - 0.5%
		Qatari Diar Finance QSC
	$705,000	5.00%, 07/21/2020(3)	713,979
		Romania - 2.1%
		Romania Government Bond
RON	300,000	3.25%, 04/29/2024	68,125
	1,050,000	4.50%, 06/17/2024	249,720
	1,450,000	4.75%, 02/24/2025	349,110
	1,825,000	4.85%, 04/22/2026	442,366
	2,480,000	5.00%, 02/12/2029	607,518
	2,660,000	5.80%, 07/26/2027	683,328
		Romanian Government International Bond
EUR	175,000	2.00%, 01/28/2032(1)	199,723
	80,000	3.38%, 02/08/2038(3)	99,491
	83,000	3.38%, 01/28/2050(1)	97,574
	64,000	4.63%, 04/03/2049(1)	90,767
			2,887,722
		Russia - 7.3%
		Russian Federal Bond - OFZ
RUB	33,386,500	6.50%, 11/24/2021(10)	528,597
	4,790,000	6.50%, 02/28/2024	77,037
	59,405,000	6.90%, 05/23/2029	981,141
	15,205,000	7.00%, 01/25/2023	247,315
	27,060,000	7.00%, 08/16/2023	441,441
	25,825,000	7.05%, 01/19/2028	428,872
	13,155,000	7.15%, 11/12/2025	218,169
	33,650,000	7.25%, 05/10/2034	572,609
	53,760,000	7.40%, 07/17/2024	893,213
	7,685,000	7.65%, 04/10/2030	133,369
	57,570,000	7.70%, 03/23/2033	1,013,502
	66,915,000	7.75%, 09/16/2026	1,146,516
	56,315,000	7.95%, 10/07/2026	973,969
	8,525,000	8.15%, 02/03/2027	149,513
	35,145,000	8.50%, 09/17/2031	653,022
		Russian Federal Inflation Linked Bond - OFZ
	97,596,181	2.50%, 02/02/2028(8)	1,497,658
			9,955,943

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Senegal - 0.2%
		Senegal Government International Bond
	$200,000	6.25%, 05/23/2033(3)	$213,274
		South Africa - 5.2%
		Republic of South Africa Government Bond
ZAR	26,225,000	6.25%, 03/31/2036	1,251,596
	8,101,770	6.50%, 02/28/2041	376,411
	18,875,000	7.75%, 02/28/2023	1,293,337
	8,150,000	8.00%, 01/31/2030	508,146
	21,305,000	8.50%, 01/31/2037	1,256,322
	2,805,000	8.75%, 01/31/2044	163,906
	7,109,000	9.00%, 01/31/2040	432,551
	3,585,000	10.50%, 12/21/2026	269,415
		Republic of South Africa Government Bond - CPI Linked
	2,716,303	1.88%, 03/31/2029(8)	155,364
		South Africa Government Bond - CPI Linked
	21,539,671	2.00%, 01/31/2025(8)	1,298,322
			7,005,370
		South Korea - 0.8%
		Export-Import Bank of Korea
IDR14,600,000,000		7.25%, 12/07/2024(3)	1,110,367
		Sri Lanka - 0.3%
		Sri Lanka Government International Bond
	$375,000	6.25%, 07/27/2021(3)	382,500
		Supranational - 4.3%
		Asian Development Bank
PHP	42,500,000	5.25%, 03/09/2023	865,870
IDR 2,440,000,000		7.80%, 03/15/2034	192,900
		European Bank for Reconstruction & Development
MXN	25,000,000	0.00%, 07/16/2029(7)	606,719
IDR 5,800,000,000		5.60%, 01/30/2025	424,753
	9,850,000,000	6.25%, 07/25/2022	730,148
	4,958,900,000	6.45%, 12/13/2022	371,981
		Inter-American Development Bank
	15,850,000,000	7.88%, 03/14/2023	1,232,017
		International Finance Corp.
MXN	38,200,000	0.00%, 02/22/2038(7)	577,262
	16,200,000	7.50%, 01/18/2028	886,402
			5,888,052
		Thailand - 4.3%
		Thailand Government Bond
THB	5,666,648	1.20%, 07/14/2021(3)(8)	181,585
	9,273,762	1.25%, 03/12/2028(3)(8)	296,381
	6,855,000	1.60%, 12/17/2029	225,449
	23,590,000	1.88%, 06/17/2022	770,153
	26,825,000	2.88%, 12/17/2028	972,303
	5,775,000	3.40%, 06/17/2036	232,511
	17,525,000	3.65%, 06/20/2031	691,970
	31,835,000	3.78%, 06/25/2032	1,279,644
	27,125,000	3.85%, 12/12/2025	999,785
	5,784,000	4.88%, 06/22/2029	243,289
			5,893,070
		Turkey - 3.0%
		Turkey Government Bond
TRY	775,000	8.50%, 09/14/2022	126,129
	2,660,000	9.50%, 01/12/2022	441,352
	2,585,000	10.40%, 03/20/2024	442,729
	13,495,000	10.70%, 02/17/2021	2,275,192
	2,575,000	10.70%, 08/17/2022	439,296
	2,005,000	12.20%, 01/18/2023	355,119
			4,079,817

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Ukraine - 0.7%
		Ukraine Government International Bond
UAH	6,825,000	15.84%, 02/26/2025(1)		$338,668
	6,625,000	16.42%, 11/17/2021(1)		288,994
	3,565,000	17.25%, 01/05/2022(1)		158,552
	3,815,000	18.00%, 03/24/2021(3)		163,518
				949,732
		Uruguay - 0.5%
		Uruguay Government International Bond
UYU	27,250,000	8.50%, 03/15/2028(3)		640,685
		Total Foreign Government Obligations
		(cost $92,655,053)		$92,331,156
		Total Long-Term Investments
		(cost $124,415,679)		$125,794,346
Short-Term Investments - 6.0%
		Commercial Paper - 0.3%
		Bank of China Ltd.
	$415,000	2.19%, 02/28/2020(11)		414,303
		Other Investment Pools & Funds - 4.4%
		BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
	5,961,617	1.49	%(12)	5,961,617
		Securities Lending Collateral - 0.9%
	59,783	Citibank NA DDCA, 1.58%, 2/3/2020(12)		59,783
		Fidelity Investments Money Market Funds, Government Portfolio,
	278,921	Institutional Class, 1.50%(12)		278,921
		Goldman Sachs Financial Square Funds, Government Fund, Institutional
	235,674	Class, 1.72%(12)		235,674
	85,718	JPMorgan Prime Money Market Fund, 1.69%(12)		85,718
		Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
	225,003	Class, 1.71%(12)		225,003
		State Street Institutional Liquid Reserves Fund, Institutional Class,
	310,660	1.71	%(12)	310,660
				1,195,759

U.	S. Treasury Bill - 0.4%
U.	S. Treasury Bills

$500,000	1.50%, 04/09/2020(11)(13)			498,593
	Total Short-Term Investments
	(cost $8,070,258)			$8,070,272
	Total Investments Excluding Purchased Options
	(cost $132,485,937)	98.8	% $	133,864,618
	Total Purchased Options
	(cost $597,275)	0.3	% $	427,019
	Total Investments
	(cost $133,083,212)	99.1	% $	134,291,637
	Other Assets and Liabilities	0.9%		1,182,688
	Total Net Assets	100.0	% $	135,474,325

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $22,754,755, representing 16.8% of net assets.

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(2)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $19,630,922, representing 14.5% of net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)	Security is a zero-coupon bond.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	The rate shown represents current yield to maturity.
(12)	Current yield as of period end.
(13)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2020, the market value of securities pledged was $498,593.

OTC Option Contracts Outstanding at January 31, 2020

								Premiums
									Paid	Unrealized
	Counter Exercise Price/FX			Expiration	Number of		Notional	Market (Received) Appreciation/
Description	-party Rate/Rate			Date	Contracts		Amount	Value †	by Fund (Depreciation)
Purchased option contracts:
Calls
AUD Call/USD Put	MSC	0.68	AUD	05/25/20	1,965,000	AUD	1,965,000	$11,801	$25,426	$(13,625)
NZD Call/USD Put	HSBC	0.67	NZD	07/13/20	2,110,000	NZD	2,110,000	11,965	28,611	(16,646)
USD Call/BRL Put	GSC	4.40	USD	02/14/20	1,332,000	USD	1,332,000	2,216	13,900	(11,684)
USD Call/CAD Put	GSC	1.30	USD	07/06/20	3,185,000	USD	3,185,000	76,453	43,163	33,290
USD Call/MXN Put	MSC	20.14 MXN per USD		03/25/20	1,555,000	USD	1,555,000	1,913	47,350	(45,437)
USD Call/RUB Put	CBK	73.95 RUB per USD		04/29/20	1,551,000	USD	1,551,000	1,373	6,980	(5,607)
USD Call/TRY Put	CBK	6.24	USD	03/16/20	1,366,000	USD	1,366,000	4,931	13,954	(9,023)
USD Call/TRY Put	CBK	6.30	USD	04/21/20	1,408,000	USD	1,408,000	11,550	13,609	(2,059)
USD Call/ZAR Put	GSC	15.81	USD	02/14/20	1,350,000	USD	1,350,000	1,288	14,862	(13,574)
USD Call/ZAR Put	MSC	16.48 ZAR per USD		04/29/20	1,425,000	USD	1,425,000	10,323	26,071	(15,748)
USD Call/ZAR Put	MSC	15.81	USD	06/19/20	1,688,000	USD	1,688,000	38,674	29,508	9,166

Total Calls								$172,487	$263,434	$(90,947)
Puts
AUD Put/USD Call	MSC	0.68	AUD	05/25/20	1,965,000	AUD	1,965,000	$32,734	$25,426	$7,308
NZD Put/USD Calll	HSBC	0.67	NZD	07/13/20	2,110,000	NZD	2,110,000	49,807	29,059	20,748
USD Put/BRL Call	MSC	3.98	USD	07/13/20	1,400,000	USD	1,400,000	5,148	15,302	(10,154)
USD Put/BRL Call	MSC	4.11	USD	07/31/20	1,355,000	USD	1,355,000	14,752	14,752	0
USD Put/CAD Call	GSC	1.30	USD	07/06/20	3,185,000	USD	3,185,000	12,199	42,189	(29,990)
USD Put/COP Call	HSBC	3,397.00	USD	03/13/20	1,364,000	USD	1,364,000	12,706	31,679	(18,973)
USD Put/CZK Call	CBK	21.92	USD	07/15/20	1,412,000	USD	1,412,000	5,046	9,693	(4,647)
USD Put/IDR Call	MSC	13,435.00	USD	07/24/20	1,354,000	USD	1,354,000	3,927	8,355	(4,428)
USD Put/MXN Call	MSC	18.92 MXN per USD		04/14/20	1,397,000	USD	1,397,000	13,133	14,668	(1,535)
USD Put/MXN Call	HSBC	18.86	USD	05/12/20	1,370,000	USD	1,370,000	11,735	13,254	(1,519)
USD Put/MXN Call	HSBC	18.74	USD	06/30/20	2,038,000	USD	2,038,000	14,816	16,151	(1,335)
USD Put/MXN Call	DEUT	18.78	USD	07/27/20	1,379,000	USD	1,379,000	11,418	10,395	1,023
USD Put/PLN Call	CBK	3.77 PLN per USD		04/15/20	1,401,000	USD	1,401,000	3,945	10,584	(6,639)
USD Put/PLN Call	MSC	3.73 PLN per USD		04/28/20	1,422,000	USD	1,422,000	2,761	10,501	(7,740)
USD Put/PLN Call	CBK	3.77	USD	05/14/20	2,306,000	USD	2,306,000	10,663	17,537	(6,874)
USD Put/RUB Call	MSC	65.07	USD	02/13/20	1,362,000	USD	1,362,000	27,730	24,520	3,210
USD Put/RUB Call	MSC	62.72 RUB per USD		04/29/20	2,854,000	USD	2,854,000	18,677	27,413	(8,736)
USD Put/RUB Call	JPM	60.15	USD	07/13/20	1,400,000	USD	1,400,000	3,335	12,362	(9,027)

Total Puts								$254,532	$333,840	$(79,308)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total purchased option contracts	$	$427,019	$597,274	$(170,255)

Premiums
Paid	Unrealized
Counter Exercise Price/FX	Expiration	Number of	Notional	Market (Received) Appreciation/
Description	-party Rate/Rate	Date	Contracts	Amount	Value † by Fund (Depreciation)
Written option contracts:
Calls

USD Call/MXN Put	MSC	21.36 MXN per USD	03/25/20	(1,555,000	)USD	(1,555,000	) $	(291)	$(20,713)	$20,422
Written option contracts:
Puts
USD Put/BRL Call	GSC	4.04	USD	02/14/20	(1,332,000	)USD	(1,332,000	) $	(58)	$(11,503)	$11,445
USD Put/COP Call	HSBC	3,270.00	USD	03/13/20	(2,728,000	)USD	(2,728,000)	(3,339)	(20,733)	17,394
USD Put/RUB Call	MSC	63.29	USD	02/13/20	(2,724,000	)USD	(2,724,000)	(9,526)	(16,472)	6,946
USD Put/RUB Call	CBK	60.35 RUB per USD	04/29/20	(1,551,000	)USD	(1,551,000)	(1,650)	(4,277)	2,627
USD Put/TRY Call	CBK	5.88	USD	04/06/20	(2,093,000	)USD	(2,093,000)	(7,497)	(16,890)	9,393
USD Put/TRY Call	CBK	5.86	USD	04/21/20	(1,408,000	)USD	(1,408,000)	(5,098)	(9,870)	4,772
USD Put/ZAR Call	MSC	14.28 ZAR per USD	04/29/20	(1,425,000	)USD	(1,425,000)	(8,604)	(19,893)	11,289
USD Put/ZAR Call	MSC	13.79	USD	06/19/20	(1,688,000	)USD	(1,688,000)	(6,477)	(22,516)	16,039

Total Puts	$(42,249) $(122,154)	$79,905

Total written option contracts	$(42,540)	$(142,867)	$100,327

Futures Contracts Outstanding at January 31, 2020
Value and
Number	Current	Unrealized
of	Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	16	03/31/2020	$3,461,750	$12,014
U.S. Treasury 5-Year Note Future	79	03/31/2020	9,505,304	108,122
U.S. Treasury Long Bond Future	7	03/20/2020	1,144,719	42,456
Total	$162,592
Short position contracts:
Euro-BUXL 30-Year Bond Future	1	03/06/2020	$	233,899	$(8,430)
Euro-Bund Future	1	03/06/2020	194,128	(3,195)
Long Gilt Future	2	03/27/2020	356,376	(5,492)
U.S. Treasury 10-Year Note Future	58	03/20/2020	7,636,062	(127,708)
U.S. Treasury 10-Year Ultra Future	15	03/20/2020	2,184,844	(50,777)
U.S. Treasury Ultra Bond Future	4	03/20/2020	774,750	(26,880)

Total	$(222,482)

Total futures contracts	$(59,890)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2020

Periodic	Unrealized
Notional	(Pay)/Receive Expiration Payment	Appreciation/
Reference Entity	Amount (a)	Fixed Rate	Date	Frequency Cost Basis	Value †	(Depreciation)
Credit default swaps on indices:
Sell protection:

CDX.EMS.32.V1	USD 1,000,000	(1.00%)	12/20/24	Quarterly $	47,901	$42,351	$(5,550)

Credit default swaps on single-name issues:
Buy protection:

Argentine Republic
Government
International Bond

USD 50,000

(5.00%)

12/20/20 Quarterly ________ $
________

12,461 ____ $
____

______ 28,677 $ ________ 16,216
______ ________

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Credit default swaps on single-name issues:
Sell protection:
Argentine Republic
Government

International Bond	USD	156,000	(5.00%)	06/20/24	Quarterly $	81,189	$92,677	$11,488

Total single-name issues						$93,650	$121,354	$27,704
Total						$141,551	$163,705	$22,154

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2020

		Payments				Periodic	Upfront		Upfront		Unrealized
Counter- Payments made		received by	Notional	Expiration		Payment Premiums			Premiums		Appreciation/
party	by Fund	Fund	Amount		Date	Frequency	Paid		Received	Value †	(Depreciation)
BOA	BZDIOVRA	5.84% Fixed	BRL	2,037,508	01/02/23	Maturity	$—	$	— $	5,215	$5,215
		CLICP
		Camara
BOA	1.93% Fixed	Promedio A	CLP 4,440,225,000		03/18/21	Maturity	—		—	(8,883)	(8,883)
	CLICP Camara					Semi-
CBK	Promedio A	3.13% Fixed	CLP	601,785,000	03/18/30	Annual	—		—	(4,621)	(4,621)
		3M Banco
		Central De La
GSC	5.83% Fixed	Republica	COP 5,027,275,000		03/18/30	Quarterly	—		—	(67,693)	(67,693)
GSC	6.47% Fixed	BZDIOVRA	BRL	912,728	01/02/25	Maturity	—		—	(3,481)	(3,481)
GSC	BZDIOVRA	5.29% Fixed	BRL	2,506,293	01/03/22	Maturity	—		—	3,747	3,747
		CLICP
		Camara				Semi-
GSC	2.30% Fixed	Promedio A	CLP	497,540,000	03/18/25	Annual	—		—	5,208	5,208
		CLICP
		Camara				Semi-
GSC	2.45% Fixed	Promedio A	CLP 1,594,125,000		03/18/25	Annual	—		—	2,635	2,635
		CLICP
		Camara				Semi-
GSC	2.45% Fixed	Promedio A	CLP	715,708,000	03/18/25	Annual	—		—	1,311	1,311
		CLICP
		Camara				Semi-
GSC	3.34% Fixed	Promedio A	CLP	194,519,500	03/18/30	Annual	—		—	(2,940)	(2,940)
	CLICP Camara					Semi-
GSC	Promedio A	1.87% Fixed	CLP 1,893,210,000		03/18/22	Annual	—		—	448	448
	CLICP Camara					Semi-
GSC	Promedio A	1.85% Fixed	CLP	839,674,000	03/18/22	Annual	—		—	(299)	(299)
	CLICP Camara					Semi-
GSC	Promedio A	1.73% Fixed	CLP	583,719,000	03/18/22	Annual	—		—	(2,011)	(2,011)
	CLICP Camara					Semi-
GSC	Promedio A	3.11% Fixed	CLP	4,135,000	03/18/30	Annual	—		—	(42)	(42)
	CLICP Camara					Semi-
GSC	Promedio A	2.94% Fixed	CLP	2,798,000	03/18/30	Annual	—		—	(81)	(81)
	CLICP Camara					Semi-
GSC	Promedio A	3.13% Fixed	CLP	440,890,000	03/18/30	Annual	—		—	(3,482)	(3,482)
	CLICP Camara					Semi-
GSC	Promedio A	3.09% Fixed	CLP	902,675,000	03/18/30	Annual	—		—	(11,481)	(11,481)
GSC	6.50% Fixed	ZAR JIBAR	ZAR	215,655,000	09/25/20	Maturity	—		—	14,349	14,349
GSC	ZAR JIBAR	6.67% Fixed	ZAR	237,060,000	09/27/21	Maturity	—		—	57,933	57,933
		6 Mo.				Semi-
HSBC	1.16% Fixed	THBFIX	THB	34,575,000	03/18/21	Annual	—		—	(2,219)	(2,219)
		6 Mo.				Semi-
MSC	1.28% Fixed	THBFIX	THB	30,325,000	03/18/25	Annual	—		—	(8,891)	(8,891)
MSC	8.53% Fixed	BZDIOVRA	BRL	1,162,177	01/02/25	Maturity	—		—	(26,802)	(26,802)
MSC	6.99% Fixed	BZDIOVRA	BRL	492,594	01/04/21	Maturity	—		—	(3,573)	(3,573)
MSC	8.78% Fixed	BZDIOVRA	BRL	2,446,276	01/02/29	Maturity	—		—	(66,729)	(66,729)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

MSC	BZDIOVRA	5.32% Fixed	BRL	2,504,932	01/03/22	Maturity	$—	$—	$4,037	$4,037
MSC	BZDIOVRA	6.44% Fixed	BRL	1,160,826	07/01/22	Maturity	—	—	8,058	8,058
MSC	BZDIOVRA	8.00% Fixed	BRL	1,812,431	01/02/23	Maturity	—	—	30,706	30,706
MSC	BZDIOVRA	6.50% Fixed	BRL	1,663,343	01/02/23	Maturity	—	—	11,515	11,515
MSC	BZDIOVRA	5.90% Fixed	BRL	1,808,169	01/02/23	Maturity	—	—	5,685	5,685
MSC	BZDIOVRA	7.05% Fixed	BRL	2,659,173	07/03/23	Maturity	—	—	27,780	27,780
MSC	BZDIOVRA	6.28% Fixed	BRL	2,589,177	01/02/25	Maturity	—	—	5,230	5,230
MSC	BZDIOVRA	7.30% Fixed	BRL	1,090,621	01/04/27	Maturity	—	—	12,245	12,245
		CLICP
		Camara				Semi-
MSC	2.34% Fixed	Promedio A	CLP	584,240,000	03/18/25	Annual	—	—	4,800	4,800
		CLICP
		Camara				Semi-
MSC	2.36% Fixed	Promedio A	CLP	609,144,000	03/18/25	Annual	—	—	4,352	4,352
	CLICP Camara					Semi-
MSC	Promedio A	1.78% Fixed	CLP	713,520,000	03/18/22	Annual	—	—	(1,553)	(1,553)
	CLICP Camara					Semi-
MSC	Promedio A	1.77% Fixed	CLP	714,653,000	03/18/22	Annual	—	—	(1,710)	(1,710)
	CLICP Camara					Semi-
MSC	Promedio A	3.00% Fixed	CLP	3,135,000	03/18/30	Annual	—	—	(71)	(71)
	CLICP Camara					Semi-
MSC	Promedio A	2.96% Fixed	CLP	3,122,000	03/18/30	Annual	—	—	(80)	(80)
MSC	6.51% Fixed	ZAR JIBAR	ZAR	335,055,000	09/21/20	Maturity	—	—	569,070	569,070
MSC	6.51% Fixed	ZAR JIBAR	ZAR	102,440,000	09/22/20	Maturity	—	—	7,002	7,002
MSC	ZAR JIBAR	6.68% Fixed	ZAR	356,400,000	09/20/21	Maturity	—	—	(504,951)	(504,951)
MSC	ZAR JIBAR	6.67% Fixed	ZAR	108,840,000	09/22/21	Maturity	—	—	27,424	27,424

Total							$—	$—	$87,157	$87,157

		Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2020

		Payments				Periodic Upfront		Upfront		Unrealized
Payments made by		received by			Expiration Payment Premiums Premiums					Appreciation/
	Fund	Fund	Notional Amount		Date	Frequency Paid		Received	Value †	(Depreciation)
1 Mo. MXN TIIE		7.35% Fixed	MXN	14,865,000	07/14/22	Lunar$	—	$—	$14,715	$14,715
1 Mo. MXN TIIE		7.24% Fixed	MXN	14,860,000	07/15/22	Lunar	—	—	12,707	12,707
1 Mo. MXN TIIE		6.46% Fixed	MXN	11,490,000	10/03/24	Lunar	—	—	(25)	(25)
1 Mo. MXN TIIE		6.58% Fixed	MXN	9,045,000	01/10/25	Lunar	—	—	(2,642)	(2,642)
1 Mo. MXN TIIE		8.12% Fixed	MXN	6,495,000	07/20/28	Lunar	—	—	36,022	36,022
1 Mo. MXN TIIE		6.78% Fixed	MXN	2,110,000	09/20/29	Lunar	—	—	1,333	1,333
1 Mo. MXN TIIE		6.91% Fixed	MXN	6,545,000	11/01/29	Lunar	—	—	7,554	7,554
1 Mo. MXN TIIE		6.88% Fixed	MXN	4,335,000	12/10/29	Lunar	—	—	4,483	4,483
		3 Mo. PLN
1.64% Fixed		WIBOR	PLN	8,250,000	03/18/21	Maturity	—	—	1,760	1,760
		3 Mo. USD
1.79% Fixed		LIBOR	USD	380,000	03/18/30	Semi-Annual	—	—	(11,431)	(11,431)
3 Mo. USD LIBOR		7.86% Fixed	ZAR	64,075,000	03/18/30	Quarterly	—	—	109,616	109,616
3 Mo. ZAR JIBAR		6.66% Fixed	ZAR	77,370,000	03/18/22	Quarterly	—	—	35,439	35,439
		3 Mo. ZAR
7.14% Fixed		JIBAR	ZAR	104,110,000	03/18/25	Quarterly	—	—	(134,429)	(134,429)
		3 Mo. ZAR
7.20% Fixed		JIBOR	ZAR	15,115,000	03/18/25	Quarterly	—	—	(22,393)	(22,393)
		6 Mo. CZK
1.54% Fixed		PRIBOR	CZK	24,390,000	03/18/30	Annual	—	—	(7,252)	(7,252)
		6 Mo. CZK
2.13% Fixed		PRIBOR	CZK	114,305,000	03/18/22	Annual	—	—	(6,135)	(6,135)
		6 Mo. CZK
2.16% Fixed		PRIBOR	CZK	56,940,000	03/18/22	Annual	—	—	(4,772)	(4,772)
		6 Mo. CZK
2.17% Fixed		PRIBOR	CZK	56,940,000	03/18/22	Annual	—	—	(5,145)	(5,145)
6 Mo. CZK PRIBOR		1.87% Fixed	CZK	93,850,000	03/18/25	Annual	—	—	20,965	20,965
6 Mo. PLN WIBOR		1.63% Fixed	PLN	1,060,000	03/18/22	Annual	—	—	(828)	(828)
6 Mo. PLN WIBOR		1.71% Fixed	PLN	4,160,000	03/18/27	Annual	—	—	(8,871)	(8,871)

Total							$—	$—	$40,671	$40,671

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
2,734,000	ARS	43,055	USD	BNP	07/13/20	$—	$(5,849)
8,201,000	ARS	129,971	USD	BOA	07/13/20	—	(18,365)
1,190,000	AUD	813,671	USD	TDB	03/18/20	—	(16,376)
1,488,000	AUD	1,017,117	USD	CBK	03/18/20	—	(20,163)
2,572,000	BRL	611,653	USD	GSC	02/19/20	—	(11,700)
3,820,000	BRL	896,808	USD	GSC	03/03/20	—	(6,369)
30,827,000	BRL	7,221,210	USD	MSC	03/03/20	237	(35,699)
1,590,000	CAD	1,200,849	USD	GSC	03/18/20	974	(416)
850,000	CAD	646,883	USD	MSC	03/18/20	1,055	(5,676)
2,114,000	CAD	1,606,597	USD	RBC	03/18/20	—	(9,254)
4,565,000	CAD	3,473,666	USD	CBK	03/18/20	—	(24,343)
287,270,000	CLP	360,892	USD	HSBC	02/18/20	—	(2,026)
245,939,000	CLP	311,907	USD	HSBC	02/27/20	—	(4,717)
248,400,000	CLP	312,060	USD	DEUT	03/18/20	—	(1,873)
306,400,000	CLP	387,113	USD	HSBC	03/18/20	—	(4,499)
143,146,000	CLP	190,861	USD	BOA	03/18/20	—	(12,109)
659,057,000	CLP	846,237	USD	GSC	03/18/20	—	(23,246)
1,011,394,000	CLP	1,298,794	USD	BCLY	03/18/20	—	(35,826)
916,048,000	CLP	1,190,755	USD	RBS	03/18/20	—	(46,849)
912,600,000	CLP	1,195,531	USD	CBK	03/18/20	—	(55,930)
951,000	CNH	135,902	USD	GSC	03/18/20	—	(264)
9,104,000	CNH	1,299,945	USD	MSC	03/18/20	6,678	(8,151)
3,152,000	CNH	454,820	USD	CBK	03/18/20	—	(5,261)
1,213,000	CNH	171,631	USD	MSC	05/27/20	1,057	—
12,751,543,000	COP	3,707,814	USD	UBS	03/18/20	9,726	—
1,347,200,000	COP	385,079	USD	DEUT	03/18/20	7,679	—
770,988,000	COP	226,196	USD	CBK	03/18/20	—	(1,425)
869,412,000	COP	254,941	USD	BNP	03/18/20	—	(1,476)
602,900,000	COP	182,808	USD	GSC	03/18/20	—	(7,040)
619,400,000	COP	190,204	USD	MSC	03/18/20	—	(9,627)
51,878,000	CZK	2,252,787	USD	CBK	03/18/20	28,223	—
44,832,000	CZK	1,960,697	USD	GSC	03/18/20	11,028	(518)
10,470,000	CZK	459,816	USD	BOA	03/18/20	537	—
28,210,000	EGP	1,697,430	USD	CBK	03/18/20	61,178	—
349,000	EUR	387,180	USD	SSG	03/18/20	2,196	(1,158)
2,758,000	EUR	3,078,866	USD	CBK	03/18/20	—	(10,937)
1,614,000	EUR	1,807,125	USD	GSC	03/18/20	1,442	(13,195)
1,265,000	GBP	1,654,797	USD	MSC	03/18/20	17,813	—
986,222,000	HUF	3,301,062	USD	GSC	03/18/20	66	(53,081)
2,180,300,000	HUF	7,656,758	USD	BNP	04/21/20	—	(466,568)
1,187,000,000	HUF	3,963,934	USD	MSC	07/17/20	—	(37,003)
1,186,400,000	HUF	3,988,368	USD	BNP	07/17/20	—	(63,422)
18,863,163,000	IDR	1,318,918	USD	BNP	03/18/20	56,600	—
7,180,000,000	IDR	510,959	USD	JPM	03/18/20	12,612	—
5,377,000,000	IDR	383,524	USD	HSBC	03/18/20	8,572	—
2,301,000,000	IDR	162,810	USD	BCLY	03/18/20	4,980	—
2,881,000,000	IDR	206,006	USD	GSC	03/18/20	4,079	—
6,317,857,000	IDR	459,314	USD	MSC	03/18/20	1,390	—
16,625,000,000	IDR	1,209,267	USD	MSC	06/12/20	—	(6,259)
50,029,000	INR	685,799	USD	MSC	02/20/20	13,928	—
53,940,000	INR	751,918	USD	BNP	03/18/20	867	(825)
23,460,000	INR	329,494	USD	DEUT	03/18/20	—	(2,446)
20,620,000	INR	289,933	USD	UBS	03/18/20	—	(2,476)
58,470,000	INR	818,621	USD	JPM	03/18/20	—	(3,509)
300,000,000	KRW	253,786	USD	UBS	03/18/20	—	(1,841)
517,050,000	KRW	447,430	USD	CSFB	03/18/20	—	(13,204)
369,100,000	KZT	928,180	USD	CBK	03/18/20	35,583	—
128,900,000	KZT	334,805	USD	GSC	03/18/20	1,768	—
64,150,000	MXN	3,276,274	USD	RBC	03/18/20	94,555	—
7,703,000	MXN	402,632	USD	GSC	03/18/20	3,288	(1,160)
1,329,000	MXN	69,205	USD	BNP	03/18/20	629	—

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

8,520,000	MXN	447,718	USD	JPM	03/18/20	$—	$(26)
223,000	MXN	11,843	USD	CBK	03/18/20	—	(125)
3,190,000	MXN	168,214	USD	TDB	03/18/20	—	(592)
6,160,000	MXN	324,896	USD	MSC	03/18/20	—	(1,212)
9,380,000	MXN	494,647	USD	DEUT	03/18/20	—	(1,765)
7,274,000	MXN	361,226	USD	MSC	03/27/20	20,452	—
1,580,000	MYR	388,254	USD	DEUT	03/18/20	—	(3,259)
2,096,000	MYR	515,116	USD	BNP	03/18/20	—	(4,388)
1,301,000	NZD	863,526	USD	HSBC	02/05/20	—	(22,513)
1,190,000	NZD	769,904	USD	BNP	03/18/20	—	(207)
425,000	NZD	277,493	USD	GSC	03/18/20	—	(2,601)
445,000	NZD	297,376	USD	CBK	03/18/20	—	(9,548)
645,000	NZD	427,163	USD	MSC	03/18/20	—	(9,974)
1,579,000	NZD	1,031,700	USD	TDB	03/18/20	—	(10,396)
1,040,000	PEN	306,243	USD	BNP	03/18/20	334	—
6,949,000	PEN	2,066,910	USD	CBK	03/18/20	—	(18,446)
16,780,000	PHP	331,162	USD	GSC	03/18/20	—	(1,606)
1,300,000	PLN	331,130	USD	CBK	03/18/20	4,480	—
1,060,000	PLN	279,587	USD	SSG	03/18/20	—	(5,935)
3,295,000	PLN	857,673	USD	GSC	03/18/20	1,081	(8,111)
35,630,000	PLN	9,230,562	USD	MSC	03/18/20	—	(32,258)
5,477,000	RON	1,264,867	USD	GSC	03/18/20	4,415	—
11,240,000	RUB	179,804	USD	HSBC	03/18/20	—	(4,991)
11,410,000	RUB	182,956	USD	BCLY	03/18/20	—	(5,498)
65,458,000	RUB	1,024,187	USD	CBK	03/18/20	3,918	(10,053)
28,690,000	RUB	458,307	USD	JPM	03/18/20	—	(12,098)
156,004,000	RUB	2,461,481	USD	GSC	03/18/20	7,736	(42,922)
15,145,000	RUB	231,965	USD	CBK	04/30/20	2,349	—
345,000	SGD	252,803	USD	GSC	03/18/20	51	—
585,000	SGD	434,555	USD	JPM	03/18/20	—	(5,803)
12,900,000	THB	413,144	USD	GSC	03/18/20	1,142	—
7,510,000	THB	240,782	USD	DEUT	03/18/20	403	—
4,630,000	THB	153,781	USD	RBS	03/18/20	—	(5,088)
169,834,000	THB	5,615,275	USD	MSC	03/18/20	—	(161,022)
1,390,000	TRY	232,566	USD	CBK	03/17/20	—	(2,733)
1,445,000	TRY	243,746	USD	BOA	03/18/20	—	(4,873)
11,874,000	TRY	2,011,405	USD	GSC	03/18/20	—	(48,511)
3,596,000	TRY	588,062	USD	CBK	04/07/20	3,886	—
3,918,000	TRY	648,235	USD	CBK	04/22/20	—	(5,389)
149,487	USD	10,935,000	ARS	GSC	07/13/20	674	—
678,287	USD	992,000	AUD	TDB	03/18/20	13,651	—
266,350	USD	380,000	AUD	DEUT	03/18/20	11,752	—
290,967	USD	420,000	AUD	GSC	03/18/20	9,568	—
317,120	USD	462,000	AUD	CBK	03/18/20	7,582	—
373,553	USD	555,000	AUD	BOA	03/18/20	1,705	—
125,488	USD	184,000	AUD	MSC	05/27/20	2,038	—
827,033	USD	3,452,000	BRL	MSC	03/03/20	22,375	—
263,998	USD	1,075,000	BRL	DEUT	03/03/20	13,416	—
346,195	USD	1,440,000	BRL	BNP	03/03/20	10,533	—
320,082	USD	1,335,000	BRL	HSBC	03/03/20	8,895	—
148,193	USD	605,000	BRL	BCLY	03/03/20	7,169	—
361,238	USD	1,506,000	BRL	MSC	07/15/20	12,525	—
348,897	USD	1,502,000	BRL	MSC	08/04/20	1,459	—
3,736,266	USD	4,895,000	CAD	GSC	03/18/20	37,595	—
923,299	USD	1,210,000	CAD	CBK	03/18/20	9,020	—
577,862	USD	755,000	CAD	HSBC	03/18/20	7,382	—
507,196	USD	665,000	CAD	MSC	03/18/20	4,720	—
116,431	USD	151,000	CAD	GSC	07/07/20	2,342	—
754,862	USD	572,563,000	CLP	MSC	02/18/20	39,600	—
360,852	USD	278,397,000	CLP	DEUT	02/27/20	13,119	—
1,541,737	USD	1,208,790,000	CLP	CBK	03/18/20	32,273	—
933,403	USD	721,800,000	CLP	GSC	03/18/20	32,062	—
1,045,787	USD	7,339,000	CNH	MSC	03/18/20	377	(1,326)
1,027,457	USD	7,080,000	CNH	CBK	05/27/20	19,519	—
69,796	USD	237,098,000	COP	HSBC	03/17/20	669	—
2,162,499	USD	7,336,760,000	COP	CBK	03/18/20	24,173	(607)

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

243,272	USD	859,600,000	COP	BNP	03/18/20	$—	$(7,333)
504,756	USD	11,352,000	CZK	BCLY	03/18/20	5,623	—
938,044	USD	21,630,000	CZK	GSC	03/18/20	—	(13,000)
333,023	USD	7,503,000	CZK	CBK	07/17/20	3,123	—
290,627	USD	4,830,000	EGP	CBK	03/18/20	—	(10,475)
2,713,333	USD	2,423,000	EUR	GSC	03/18/20	18,050	—
3,323,344	USD	2,977,000	EUR	CBK	03/18/20	11,806	—
81,157	USD	73,000	EUR	JPM	03/18/20	—	(46)
162,342	USD	146,000	EUR	MSC	03/18/20	—	(64)
2,010,611	USD	1,537,000	GBP	MSC	03/18/20	—	(21,643)
308,227	USD	90,400,000	HUF	CBK	03/18/20	10,501	—
376,827	USD	112,000,000	HUF	GSC	03/18/20	7,964	—
7,885,923	USD	2,180,300,000	HUF	JPM	04/21/20	695,733	—
8,364,553	USD	2,373,400,000	HUF	BNP	07/17/20	512,675	—
154,009	USD	2,113,000,000	IDR	GSC	03/18/20	—	(73)
210,606	USD	2,939,000,000	IDR	UBS	03/18/20	—	(3,709)
611,332	USD	8,470,000,000	IDR	HSBC	03/18/20	—	(6,308)
527,046	USD	7,341,000,000	IDR	BCLY	03/18/20	—	(8,265)
405,639	USD	5,784,000,000	IDR	SCB	03/18/20	—	(16,136)
777,928	USD	11,116,589,000	IDR	GSC	06/12/20	—	(26,483)
330,500	USD	4,561,898,000	IDR	MSC	07/28/20	1,745	—
1,439,347	USD	4,985,000	ILS	CBK	03/18/20	—	(8,329)
1,050,420	USD	75,105,000	INR	MSC	02/20/20	—	(30)
427,960	USD	30,980,000	INR	BOA	03/18/20	—	(3,923)
740,886	USD	53,742,000	INR	DEUT	03/18/20	—	(8,314)
457,731	USD	530,190,000	KRW	DEUT	03/18/20	12,470	—
387,248	USD	455,500,000	KRW	BNP	03/18/20	4,712	—
502,042	USD	597,054,000	KRW	MSC	03/18/20	628	—
511,863	USD	196,100,000	KZT	CBK	03/18/20	—	(177)
273,498	USD	5,170,000	MXN	SSG	03/18/20	1,834	—
121,166	USD	2,293,000	MXN	BNP	03/18/20	678	—
482,456	USD	9,212,000	MXN	RBC	03/18/20	288	(1,886)
60,115	USD	1,191,000	MXN	CBK	03/18/20	—	(2,467)
512,001	USD	9,830,000	MXN	DEUT	03/18/20	—	(4,527)
2,230,393	USD	42,597,000	MXN	GSC	03/18/20	6,837	(14,749)
725,064	USD	14,355,000	MXN	BCLY	03/18/20	—	(29,234)
357,805	USD	7,106,000	MXN	MSC	04/16/20	—	(14,052)
339,388	USD	6,680,000	MXN	HSBC	05/14/20	—	(8,788)
505,869	USD	9,804,000	MXN	HSBC	07/02/20	—	(1,525)
335,557	USD	6,515,000	MXN	DEUT	07/29/20	—	(311)
72,899	USD	111,000	NZD	GSC	02/05/20	1,145	—
769,454	USD	1,190,000	NZD	BNP	02/05/20	196	—
1,348,194	USD	2,035,000	NZD	GSC	03/18/20	31,946	—
949,502	USD	1,445,000	NZD	MSC	03/18/20	14,870	—
316,677	USD	470,000	NZD	CBK	03/18/20	12,679	—
552,113	USD	845,000	NZD	TDB	03/18/20	5,564	—
35,925	USD	54,000	NZD	HSBC	07/15/20	951	—
1,127,080	USD	3,776,000	PEN	CBK	03/18/20	15,929	(1,959)
288,409	USD	14,680,000	PHP	SCB	03/18/20	96	—
207,800	USD	10,625,000	PHP	BNP	03/18/20	—	(873)
1,326,345	USD	5,091,000	PLN	CBK	03/18/20	12,044	—
897,785	USD	3,440,000	PLN	GSC	03/18/20	9,709	—
325,524	USD	1,265,000	PLN	SSG	03/18/20	—	(1,050)
284,330	USD	1,109,000	PLN	CBK	04/17/20	—	(2,016)
328,184	USD	1,263,000	PLN	MSC	04/30/20	2,055	—
515,168	USD	2,009,000	PLN	CBK	05/18/20	—	(3,601)
164,976	USD	715,000	RON	GSC	03/18/20	—	(724)
58,074	USD	3,779,000	RUB	MSC	02/14/20	—	(933)
696,333	USD	43,519,000	RUB	GSC	03/18/20	19,492	—
308,214	USD	19,642,000	RUB	CBK	03/18/20	3,069	(342)
520,864	USD	33,821,000	RUB	BCLY	03/18/20	—	(5,146)
768,914	USD	50,287,000	RUB	MSC	04/30/20	—	(9,096)
351,167	USD	21,969,000	RUB	JPM	07/14/20	14,131	—
714,659	USD	965,000	SGD	GSC	03/18/20	7,401	—
379,472	USD	515,000	SGD	MSC	03/18/20	2,024	—
505,924	USD	690,000	SGD	BCLY	03/18/20	217	—

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

256,436	USD	7,770,000	THB	MSC	03/18/20	$6,901	$—
153,687	USD	4,700,000	THB	WEST	03/18/20	2,745	—
1,677,901	USD	10,030,500	TRY	GSC	03/18/20	19,986	(230)
265,915	USD	1,581,000	TRY	CBK	03/18/20	4,560	—
264,691	USD	1,590,000	TRY	DEUT	03/18/20	1,848	—
144,913	USD	870,000	TRY	BNP	03/18/20	1,093	—
177,839	USD	1,075,000	TRY	MSC	03/18/20	130	—
390,142	USD	15,118,000	UYU	CBK	03/18/20	—	(9,066)
303,485	USD	4,372,000	ZAR	MSC	02/05/20	12,377	—
406,024	USD	5,931,000	ZAR	DEUT	02/05/20	11,112	—
377,015	USD	5,882,000	ZAR	BOA	02/05/20	—	(14,635)
773,081	USD	11,137,000	ZAR	GSC	02/18/20	32,757	—
686,849	USD	9,960,000	ZAR	GSC	03/18/20	27,478	—
646,681	USD	9,358,000	ZAR	MSC	03/18/20	27,162	—
399,576	USD	5,897,000	ZAR	BOA	03/18/20	9,184	—
203,214	USD	2,937,000	ZAR	DEUT	03/18/20	8,779	—
169,011	USD	2,430,000	ZAR	HSBC	03/18/20	8,140	—
164,336	USD	2,380,000	ZAR	SCB	03/18/20	6,776	—
16,185,000	ZAR	1,091,958	USD	BOA	02/05/20	—	(14,289)
9,235,000	ZAR	614,397	USD	GSC	02/18/20	—	(507)
997,000	ZAR	67,121	USD	BOA	03/18/20	—	(1,117)
2,700,000	ZAR	187,042	USD	CBK	03/18/20	—	(8,297)
5,931,000	ZAR	403,761	USD	DEUT	03/18/20	—	(11,117)
7,820,000	ZAR	532,208	USD	MSC	03/18/20	—	(14,508)
5,060,000	ZAR	350,410	USD	SSG	03/18/20	—	(15,429)
4,290,000	ZAR	303,434	USD	CSFB	03/18/20	—	(19,428)
73,353,000	ZAR	4,959,022	USD	GSC	03/18/20	—	(102,908)
9,744,000	ZAR	639,077	USD	MSC	05/04/20	2,187	—
11,205,000	ZAR	763,543	USD	MSC	06/23/20	—	(31,054)
Total						$2,416,580	$(1,976,179)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: BCLY BNP BOA CBK CSFB DEUT GSC HSBC JPM MSC RBC RBS SCB SSG TDB UBS WEST Currency Abbreviations: ARS AUD BRL CAD CLP CNH COP CZK EGP EUR

Barclays

BNP Paribas Securities Services Banc of America Securities LLC Citibank NA

Credit Suisse First Boston Corp. Deutsche Bank Securities, Inc. Goldman Sachs & Co.

HSBC Bank USA JP Morgan Chase & Co. Morgan Stanley RBC Dominion Securities, Inc. RBS Greenwich Capital Standard Chartered Bank State Street Global Markets LLC Toronto-Dominion Bank UBS AG

Westpac International

Argentine Peso Australian Dollar Brazilian Real Canadian Dollar Chilean Peso Chinese Renminbi Colombian Peso Czech Koruna Egyptian Pound Euro

The Hartford Emerging Markets Local Debt Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

GBP HUF IDR ILS INR KRW KZT MXN MYR NZD PEN PHP PLN RON RUB SGD THB TRY USD UYU ZAR

Index Abbreviations:

BADLAR CMT CPI

Other Abbreviations:

BZDIOVRA CJSC CLICP DDCA JIBAR LIBOR OJSC OTC PJSC PRIBOR PT

THBFIX TIIE WIBOR

British Pound Hungarian Forint Indonesian Rupiah Israeli Shekel Indian Rupee South Korean Won Kazakhstani Tenge Mexican Peso Malaysian Ringgit New Zealand Dollar Peruvian Sol Philippine Peso Polish Zloty New Romanian Leu Russian Ruble Singapore Dollar Thai Baht Turkish Lira United States Dollar Uruguayan Peso South African Rand

Buenos Aires Deposits of Large Amount Rate Constant Maturity Treasury Index Consumer Price Index

Brazil Cetip Interbank Deposit Rate Closed Joint Stock Company Sinacofi Chile Interbank Offered Rate Dollars on Deposit in Custody Account Johannesburg Interbank Agreed Rate London Interbank Offered Rate Open Joint Stock Company Over-the-Counter Private Joint Stock Company Prague Interbank Offered Rate Perseroan Terbatas

Thai Baht Interest Rate Fixing Interbank Equilibrium Interest Rate Warsaw Interbank Offered Rate

The Hartford Emerging Markets Local Debt Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds		$33,463,190	$—	$33,463,190	$—
Foreign Government Obligations		92,331,156	—	92,331,156	—
Short-Term Investments		8,070,272	7,157,376	912,896	—
Purchased Options		427,019	—	427,019	—
Foreign Currency Contracts(2)		2,416,580	—	2,416,580	—
Futures Contracts(2)		162,592	162,592	—	—
Swaps - Credit Default(2)		27,704	—	27,704	—
Swaps - Interest Rate(2)		1,053,344	—	1,053,344	—

Total		$137,951,857	$7,319,968	$130,631,889	$—
Liabilities
Foreign Currency Contracts(2)		$(1,976,179)	$—	$(1,976,179)	$—
Futures Contracts(2)		(222,482)	(222,482)	—	—
Swaps - Credit Default(2)		(5,550)	—	(5,550)	—
Swaps - Interest Rate(2)		(925,516)	—	(925,516)	—
Written Options		(42,540)	—	(42,540)	—
Total		$(3,172,267)	$(222,482)	$(2,949,785)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Equity Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.1%
	Automobiles & Components - 0.5%
187,464	Cie Generale des Etablissements Michelin SCA	$21,750,169
	Banks - 12.7%
4,421,211	Bank of America Corp.	145,148,357
1,427,402	JP Morgan Chase & Co.	188,930,929
322,066	M&T Bank Corp.	54,274,562
353,049	PNC Financial Services Group, Inc.	52,445,429
954,673	Truist Financial Corp.	49,232,486
605,808	U.S. Bancorp	32,241,102
		522,272,865
	Capital Goods - 11.0%
4,321,099	BAE Systems plc	35,921,105
317,601	Caterpillar, Inc.	41,716,891
409,139	Deere & Co.	64,881,263
704,774	Eaton Corp. plc	66,580,000
244,545	Honeywell International, Inc.	42,360,085
313,727	Ingersoll-Rand plc	41,797,848
189,107	Lockheed Martin Corp.	80,960,489
152,763	Raytheon Co.	33,751,457
287,242	United Technologies Corp.	43,143,748
		451,112,886
	Diversified Financials - 1.0%
80,432	BlackRock, Inc.	42,415,815
	Energy - 8.2%
658,601	Chevron Corp.	70,562,511
1,131,147	Exxon Mobil Corp.	70,266,852
1,828,400	Kinder Morgan, Inc.	38,158,708
199,722	Phillips 66	18,248,599
2,642,233	Suncor Energy, Inc.	80,825,907
1,122,861	TC Energy Corp.	61,573,238
		339,635,815
	Food & Staples Retailing - 0.7%
263,777	Walmart, Inc.	30,199,829
	Food, Beverage & Tobacco - 5.9%
1,130,323	Archer-Daniels-Midland Co.	50,593,257
386,160	Coca-Cola Co.	22,551,744
921,098	Mondelez International, Inc. Class A	52,852,603
280,428	PepsiCo., Inc.	39,826,385
950,014	Philip Morris International, Inc.	78,566,158
		244,390,147
	Health Care Equipment & Services - 6.1%
1,032,652	Koninklijke Philips N.V.	47,292,806
758,673	Medtronic plc	87,581,211
418,890	UnitedHealth Group, Inc.	114,126,581
		249,000,598
	Household & Personal Products - 1.9%
1,322,507	Unilever N.V.	77,075,708
	Insurance - 7.3%
684,694	American International Group, Inc.	34,412,720
269,112	Chubb Ltd.	40,902,333
378,627	Marsh & McLennan Cos., Inc.	42,353,216
1,618,557	MetLife, Inc.	80,458,469
883,520	Progressive Corp.	71,291,229
237,403	Travelers Cos., Inc.	31,246,983
		300,664,950
	Materials - 1.8%
394,921	Celanese Corp.	40,874,323
519,916	Dow, Inc.*	23,952,530

The Hartford Equity Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

193,150	Nutrien Ltd.	$8,245,574
		73,072,427
	Media & Entertainment - 2.5%
2,418,256	Comcast Corp. Class A	104,444,477
	Pharmaceuticals, Biotechnology & Life Sciences - 11.3%
953,276	AstraZeneca plc ADR	46,424,541
280,880	Bristol-Myers Squibb Co.	17,681,396
468,617	Eli Lilly & Co.	65,437,678
624,941	Johnson & Johnson	93,034,967
392,623	Merck & Co., Inc.	33,545,709
562,585	Novartis AG	53,146,334
2,596,440	Pfizer, Inc.	96,691,426
180,906	Roche Holding AG	60,688,237
		466,650,288
	Real Estate - 2.3%
635,242	Crown Castle International Corp. REIT	95,184,661
	Retailing - 2.6%
338,140	Home Depot, Inc.	77,129,734
266,673	Lowe's Cos., Inc.	30,998,070
		108,127,804
	Semiconductors & Semiconductor Equipment - 4.1%
427,831	Analog Devices, Inc.	46,954,452
1,400,055	Intel Corp.	89,505,516
194,760	KLA Corp.	32,279,523
		168,739,491
	Technology Hardware & Equipment - 4.7%
2,319,409	Cisco Systems, Inc.	106,623,232
1,806,667	Corning, Inc.	48,219,942
437,140	TE Connectivity Ltd.	40,295,565
		195,138,739
	Telecommunication Services - 3.2%
472,595	BCE, Inc.	22,269,173
1,839,331	Verizon Communications, Inc.	109,329,835
		131,599,008
	Transportation - 1.6%
358,527	Union Pacific Corp.	64,326,914
	Utilities - 8.7%
515,964	American Electric Power Co., Inc.	53,773,768
709,080	Dominion Energy, Inc.	60,803,610
270,156	Duke Energy Corp.	26,375,330
499,536	Eversource Energy	46,177,108
1,000,311	Exelon Corp.	47,604,801
118,176	NextEra Energy, Inc.	31,694,803
369,361	Sempra Energy	59,334,151
749,993	UGI Corp.	31,192,209
		356,955,780
	Total Common Stocks
	(cost $3,098,923,537)	$4,042,758,371
Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.6%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
68,073,568	Institutional Class, 1.49%(1)	68,073,568
	Total Short-Term Investments
	(cost $68,073,568)	$68,073,568

The Hartford Equity Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $3,166,997,105)	99.7	% $	4,110,831,939
Other Assets and Liabilities	0.3%		10,648,968
Total Net Assets	100.0	% $	4,121,480,907

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ADR REIT	American Depositary Receipt Real Estate Investment Trust

The Hartford Equity Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2 Level 3(1)
Assets
Common Stocks
Automobiles & Components	$21,750,169	$—	$21,750,169	$—
Banks	522,272,865	522,272,865	—	—
Capital Goods	451,112,886	415,191,781	35,921,105	—
Diversified Financials	42,415,815	42,415,815	—	—
Energy	339,635,815	339,635,815	—	—
Food & Staples Retailing	30,199,829	30,199,829	—	—
Food, Beverage & Tobacco	244,390,147	244,390,147	—	—
Health Care Equipment & Services	249,000,598	201,707,792	47,292,806	—
Household & Personal Products	77,075,708	77,075,708	—	—
Insurance	300,664,950	300,664,950	—	—
Materials	73,072,427	73,072,427	—	—
Media & Entertainment	104,444,477	104,444,477	—	—
Pharmaceuticals, Biotechnology & Life Sciences	466,650,288	352,815,717	113,834,571	—
Real Estate	95,184,661	95,184,661	—	—
Retailing	108,127,804	108,127,804	—	—
Semiconductors & Semiconductor Equipment	168,739,491	168,739,491	—	—
Technology Hardware & Equipment	195,138,739	195,138,739	—	—
Telecommunication Services	131,599,008	131,599,008	—	—
Transportation	64,326,914	64,326,914	—	—
Utilities	356,955,780	356,955,780	—	—

Short-Term Investments	68,073,568	68,073,568	—	—

Total	$4,110,831,939	$3,892,033,288	$218,798,651	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford Floating Rate Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 6.3%
		Advertising - 0.0%
		Lamar Media Corp.
	$1,190,000	4.00%, 02/15/2030(1)(2)	$1,198,925
		Aerospace/Defense - 0.3%
		SSL Robotics LLC
	2,975,000	9.75%, 12/31/2023(1)	3,265,063
		TransDigm, Inc.
	4,375,000	5.50%, 11/15/2027(1)	4,401,906
			7,666,969
		Airlines - 0.1%
		Bombardier, Inc.
	1,525,000	7.50%, 12/01/2024(1)	1,481,156
		Auto Parts & Equipment - 0.1%
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
EUR	2,650,000	4.38%, 05/15/2026(3)	3,027,151
		Coal - 0.0%
		Foresight Energy LLC / Foresight Energy Finance Corp.
	$6,085,000	11.50%, 04/01/2023(1)	148,322
		Commercial Banks - 0.2%
		Banco Santander S.A.
EUR	5,845,000	1.00%, 12/15/2024(4)(5)	5,974,175
		Commercial Services - 0.9%
		APX Group, Inc.
	$3,100,000	7.63%, 09/01/2023	3,030,250
	4,750,000	7.88%, 12/01/2022	4,830,812
	10,736,000	8.75%, 12/01/2020	10,752,775
		Brand Industrial Services, Inc.
	8,445,000	8.50%, 07/15/2025(1)	8,465,014
			27,078,851
		Distribution/Wholesale - 0.1%
		Performance Food Group, Inc.
	2,750,000	5.50%, 10/15/2027(1)	2,894,375
		Engineering & Construction - 0.1%
		Ellaktor Value plc
EUR	1,305,000	6.38%, 12/15/2024(1)	1,483,191
		Food - 0.2%
		B&G Foods, Inc.
	$5,320,000	5.25%, 09/15/2027	5,306,700
		Home Furnishings - 0.2%
		United Group B.V.
EUR	5,005,000	2.86%, 02/01/2026	5,550,793
		Household Products - 0.2%
		Revlon Consumer Products Corp.
	$5,625,000	5.75%, 02/15/2021	4,950,000
		Household Products/Wares - 0.2%
		Diamond (BC) B.V.
EUR	3,215,000	5.63%, 08/15/2025(3)	3,498,204
		Prestige Brands, Inc.
	$2,825,000	5.13%, 01/15/2028(1)	2,952,125
			6,450,329
		Insurance - 0.3%
		Acrisure LLC / Acrisure Finance, Inc.
	2,975,000	7.00%, 11/15/2025(1)	2,915,500
		Genworth Holdings, Inc.
	3,175,000	4.80%, 02/15/2024	3,167,062
	1,500,000	4.90%, 08/15/2023	1,515,000
			7,597,562

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Internet - 0.3%
		Photo Holdings Merger Sub, Inc.
	$4,650,000	8.50%, 10/01/2026(1)	$4,347,750
		Symantec Corp.
	4,475,000	5.00%, 04/15/2025(1)	4,569,722
			8,917,472
		Media - 0.5%
		Altice Financing S.A.
EUR	4,400,000	3.00%, 01/15/2028(1)	4,782,222
	$4,465,000	5.00%, 01/15/2028(1)	4,382,442
		UPCB Finance VII Ltd.
EUR	2,575,000	3.63%, 06/15/2029(3)	3,009,536
		Ziggo B.V.
	2,715,000	2.88%, 01/15/2030(1)	3,114,590
			15,288,790
		Metal Fabricate/Hardware - 0.1%
		Novelis Corp.
	$2,480,000	4.75%, 01/30/2030(1)	2,490,912
		Oil & Gas - 0.6%
		Centennial Resource Production LLC
	2,750,000	5.38%, 01/15/2026(1)	2,585,000
		Gulfport Energy Corp.
	2,150,000	6.63%, 05/01/2023	1,462,000
		Jagged Peak Energy LLC
	3,580,000	5.88%, 05/01/2026	3,687,400
		QEP Resources, Inc.
	1,625,000	5.38%, 10/01/2022	1,629,062
	3,025,000	6.88%, 03/01/2021	3,096,844
		Southwestern Energy Co.
	1,750,000	7.75%, 10/01/2027	1,461,250
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	5,230,000	8.75%, 04/15/2023(1)	2,719,600
			16,641,156
		Oil & Gas Services - 0.1%
		Alpha Star Holding Ltd.
	2,246,000	6.25%, 04/20/2022(3)	2,222,534
		Packaging & Containers - 0.2%
		ARD Finance S.A. (5.00% Cash, 5.75% PIK)
EUR	3,970,000	5.00%, 06/30/2027(1)(6)	4,478,261
		Pharmaceuticals - 0.6%
		Bausch Health Cos., Inc.
	$4,325,000	5.25%, 01/30/2030(1)	4,406,094
		Grifols S.A.
EUR	11,475,000	2.25%, 11/15/2027(1)	13,012,686
		Rossini S.a.r.l.
	1,055,000	3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(1)(7)	1,179,045
			18,597,825
		Pipelines - 0.1%
		Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
	$1,525,000	5.50%, 09/15/2024(1)	1,540,280
	1,600,000	5.50%, 01/15/2028(1)	1,600,000
			3,140,280
		REITS - 0.1%
		VICI Properties L.P. / VICI Note Co., Inc.
	1,215,000	4.13%, 08/15/2030(1)(2)	1,230,552
	2,605,000	4.25%, 12/01/2026(1)	2,673,590
			3,904,142
		Retail - 0.2%
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	6,700,000	6.75%, 01/15/2022	5,695,000

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Software - 0.1%
		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
	2,850,000	5.75%, 03/01/2025(1)	2,902,668
		Telecommunications - 0.2%
		Altice France S.A.
EUR	1,615,000	3.38%, 01/15/2028(1)	1,818,809
		CenturyLink, Inc.
	$4,435,000	4.00%, 02/15/2027(1)	4,471,367
			6,290,176
		Toys/Games/Hobbies - 0.1%
		Mattel, Inc.
	1,810,000	5.88%, 12/15/2027(1)	1,902,581
	1,450,000	6.75%, 12/31/2025(1)	1,555,125
			3,457,706
		Trucking & Leasing - 0.2%
		DAE Funding LLC
	3,640,000	5.25%, 11/15/2021(1)	3,785,600
		Fly Leasing Ltd.
	3,370,000	6.38%, 10/15/2021	3,428,975
			7,214,575
		Total Corporate Bonds
		(cost $188,109,281)	$182,049,996
Senior Floating Rate Interests - 85.9%(8)
		Advertising - 0.2%
		Entravision Communications Corp.
	5,871,235	4.40%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	5,790,506
		Aerospace/Defense - 1.2%
		Circor International, Inc.
	7,205,429	5.18%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$7,216,670
		Maverick Purchaser Sub LLC
	5,820,000	0.00%, 01/22/2027(9)	5,827,275
		TransDigm, Inc.
	22,351,692	4.15%, 05/30/2025, 1 mo. USD LIBOR + 2.500%	22,329,340
			35,373,285
		Agriculture - 0.0%
		Pinnacle Operating Corp.
	2,163	4.45%, 11/15/2021, 1 mo. USD LIBOR + 5.500%	1,576
		Auto Manufacturers - 0.2%
		Navistar International Corp.
	4,589,251	5.17%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	4,592,693
		Auto Parts & Equipment - 0.9%
		Adient U.S. LLC
	7,254,018	6.18%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	7,257,065
		Panther BF Aggregator L.P.
	17,590,913	5.16%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	17,692,060
			24,949,125
		Beverages - 0.3%
		Sunshine Investments B.V.
EUR	6,785,000	3.25%, 03/28/2025, 3 mo. EURIBOR + 3.250%	7,566,589
		Chemicals - 1.3%
		Cabot Microelectronics Corp.
	$7,953,821	3.69%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	7,988,659
		CTC AcquiCo GmbH
EUR	6,446,724	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	7,065,869
		LTI Holdings, Inc.
	$13,410,354	5.15%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	12,295,686
	1,140,000	8.40%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	914,850
		Starfruit Finco B.V.
	1,520,881	0.00%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	1,518,979

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Tronox Finance LLC
	$7,430,473	4.52%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	$7,429,284
			37,213,327
		Coal - 0.1%
		Foresight Energy LLC
	8,713,637	7.66%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	2,956,188
		Commercial Services - 5.4%
		Allied Universal Holdco LLC
	552,826	0.00%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	555,358
	5,583,538	5.90%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	5,609,110
		APX Group, Inc.
	31,779,047	8.75%, 04/01/2024, 2 mo. USD LIBOR + 5.000%	31,799,068
		Belron Finance U.S. LLC
	3,245,000	4.27%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	3,255,157
		Blackhawk Network Holdings, Inc.
	31,750,188	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	31,744,472
		BrightView Landscapes LLC
	7,534,948	4.19%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	7,558,533
		Dun & Bradstreet Corp.
	13,255,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	13,324,589
		LGC Group Holdings Ltd.
EUR	2,870,000	0.00%, 01/22/2027(9)	3,190,134
		PSAV Holdings LLC
	$11,195,000	6.18%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	11,222,987
		Quikrete Holdings, Inc.
	8,542,332	4.15%, 02/01/2027, 1 mo. USD LIBOR + 2.750%	8,542,332
		Tempo Acquisition LLC
	17,720,376	4.40%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	17,759,183
		Verisure Holding AB
EUR	15,120,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	16,859,045
		Weight Watchers International, Inc.
	$5,798,680	6.72%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	5,795,085
			157,215,053
		Construction Materials - 0.4%
		Advanced Drainage Systems, Inc.
	3,074,557	4.06%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	3,092,482
		Hamilton Holdco LLC
	8,751,504	3.95%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	8,751,504
			11,843,986
		Distribution/Wholesale - 1.1%
		American Builders & Contractors Supply Co., Inc.
	15,118,196	3.65%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	15,127,569
		SRS Distribution, Inc.
	12,228,408	4.90%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	12,144,399
	5,561,063	6.15%, 05/23/2025, 1 mo. USD LIBOR + 4.500%	5,571,517
			32,843,485
		Diversified Financial Services - 4.2%
		AlixPartners LLP
EUR	2,848,475	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	3,170,283
	$14,587,203	4.15%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	14,578,159
		Aretec Group, Inc.
	8,342,189	5.90%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	8,272,699
		Crown Finance U.S., Inc.
EUR	1,774,395	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	1,972,202
	$15,402,327	3.90%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	15,248,303
		Financial & Risk U.S. Holdings, Inc.
	4,858,235	4.90%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	4,903,368
		Minotaur Acquisition, Inc.
	4,739,088	6.65%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	4,711,459
		Nets Holding A/S
EUR	29,444,055	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	32,659,160
		NFP Corp.
	$19,817,804	4.65%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	19,778,961

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		RP Crown Parent LLC
	$13,138,650	4.40%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	$13,182,402
		UFC Holdings LLC
	4,317,750	4.90%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	4,327,854
			122,804,850
		Electric - 1.0%
		Calpine Construction Finance Company, L.P.
	29,497,569	3.65%, 01/15/2025, 1 mo. USD LIBOR + 2.500%	29,540,635
		Electronics - 0.4%
		Pitney Bowes, Inc.
	10,930,000	0.00%, 01/17/2025, 1 mo. USD LIBOR + 4.000%(9)	10,861,687
		Energy-Alternate Sources - 1.7%
		BCP Renaissance Parent LLC
	18,281,600	5.45%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	16,521,996
		Gulf Finance LLC
	5,612,002	7.10%, 08/25/2023, 1 mo. USD LIBOR + 5.250%	4,365,352
		Medallion Midland Acquisition LLC
	30,304,977	4.90%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	29,850,402
			50,737,750
		Engineering & Construction - 0.7%
		Brand Energy & Infrastructure Services, Inc.
	19,821,699	6.09%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	19,788,597
		Entertainment - 0.4%
		CityCenter Holdings LLC
	10,852,149	3.90%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	10,857,141
		Environmental Control - 0.3%
		Fluidra Finco SLU
EUR	7,618,963	0.00%, 07/02/2025, 1 mo. EURIBOR + 2.750%	8,454,032
		Food - 1.9%
		Atkins Nutritionals Holdings, Inc.
	$4,690,160	5.43%, 07/07/2024	4,737,062
		B&G Foods, Inc.
	5,595,975	4.15%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	5,607,615
		Froneri International plc
EUR	11,045,000	0.00%, 01/29/2027(9)	12,263,784
	$4,770,000	0.00%, 01/29/2027(9)	4,781,925
EUR	145,000	0.00%, 01/31/2028(9)	163,425
	$330,000	0.00%, 01/31/2028(9)	334,950
		Hostess Brands LLC
	17,955,497	3.99%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	17,961,064
		U.S. Foods, Inc.
	10,792,950	3.65%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	10,827,271
			56,677,096
		Food Service - 0.5%
		Aramark Services, Inc.
	8,895,000	3.47%, 01/15/2027	8,906,119
		CHG PPC Parent LLC
EUR	1,540,000	3.50%, 03/31/2025, 1 mo. EURIBOR + 3.500%	1,716,476
	$4,535,925	4.40%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	4,551,029
			15,173,624
		Gas - 0.3%
		Messer Industries GmbH
EUR	1,515,000	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.750%	1,684,142
	$5,887,200	4.45%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	5,887,200
			7,571,342
		Healthcare-Products - 0.4%
		Grifols S.A.
EUR	2,980,000	2.25%, 11/15/2027	3,328,796
		Lifescan Global Corp.
	$6,138,486	8.06%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	5,846,908

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$2,500,000	11.56%, 09/26/2025, 3 mo. USD LIBOR + 9.500%	$2,164,575
			11,340,279
		Healthcare-Services - 5.0%
		CDRH Parent, Inc.
	8,436,208	6.15%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	6,174,967
		CPI Holdco LLC
	2,595,000	6.20%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	2,607,975
		DentalCorp Perfect Smile ULC
	9,176,646	5.40%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	9,182,427
		DuPage Medical Group Ltd.
	4,726,231	4.40%, 08/15/2024, 1 mo. USD LIBOR + 2.750%	4,698,157
		Emerald TopCo, Inc.
	8,638,350	5.15%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	8,668,066
		Ensemble RCM LLC
	4,802,963	5.66%, 08/03/2026, 1 mo. USD LIBOR + 3.750%	4,812,568
		Gentiva Health Services, Inc.
	20,038,025	4.94%, 07/02/2025	20,088,120
		IQVIA, Inc.
EUR	9,202,332	2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	10,269,628
		LGC Ltd.
	$13,470,000	0.00%, 01/22/2027(9)	13,486,838
		MED ParentCo L.P.
	4,237,596	4.60%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(10)	4,242,003
	16,937,069	5.90%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	16,954,684
		MPH Acquisition Holdings LLC
	13,548,241	4.70%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	13,300,986
		Sound Inpatient Physicians
	5,967,152	4.40%, 06/27/2025, 1 mo. USD LIBOR + 2.750%	5,982,070
		Surgery Center Holdings, Inc.
	1,508,842	4.90%, 09/02/2024, 1 mo. USD LIBOR + 3.250%	1,502,867
		Zelis Healthcare Corp.
	22,780,000	6.40%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	22,936,726
			144,908,082
		Household Products - 1.9%
		Coty, Inc.
EUR	1,726,667	1.75%, 04/05/2023	1,891,022
		Diamond (BC) B.V.
	11,258,076	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	12,196,843
	$14,370,616	4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	13,939,498
		Revlon Consumer Products Corp.
	21,134,726	5.41%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	16,520,381
		Reynolds Consumer Products, Inc.
	10,885,000	0.00%, 01/29/2027(9)	10,930,391
			55,478,135
		Housewares - 0.3%
		Hayward Industries, Inc.
	10,375,000	5.15%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	10,253,924
		Insurance - 4.5%
		Acrisure LLC
	25,295,082	6.20%, 11/22/2023, 1 mo. USD LIBOR + 4.250%	25,295,082
		Asurion LLC
	8,961,040	4.65%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	8,967,761
	28,067,513	4.65%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	28,079,302
	16,620,000	8.15%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	16,866,641
		Hub International Ltd.
	24,191,588	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	24,117,561
		Sedgwick Claims Management Services, Inc.
	26,436,526	4.90%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	26,427,008
			129,753,355
		IT Services - 0.2%
		Sophos Group plc
	5,345,000	0.00%, 01/15/2027(9)	5,348,367

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Leisure Time - 2.9%
		Caesars Resort Collection LLC
	$53,630,315	4.40%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	$53,575,075
		Delta (LUX) S.a.r.l.
	7,403,529	4.15%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	7,389,684
		Eldorado Resorts LLC
	10,738,648	3.94%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	10,728,554
		Penn National Gaming, Inc.
	12,107,700	3.90%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	12,148,019
			83,841,332
		Lodging - 2.4%
		Boyd Gaming Corp.
	8,309,507	3.81%, 09/15/2023, 1 week USD LIBOR + 2.250%	8,327,705
		Caesars Entertainment Operating Co.
	36,337,455	3.65%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	36,362,892
		Station Casinos LLC
	12,070,000	0.00%, 01/31/2027	12,070,000
	13,481,465	4.15%, 06/08/2023, 1 mo. USD LIBOR + 2.500%	13,478,094
			70,238,691
		Media – 12.6%
		Altice Financing S.A.
EUR	2,722,338	2.75%, 01/31/2026, 3 mo. EURIBOR + 2.750%	3,010,391
	$21,508,493	4.41%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	21,266,523
	9,725,000	4.43%, 07/15/2025, 3 mo. USD LIBOR + 2.750%	9,591,281
		AVSC Holding Corp.
	31,133,678	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	30,978,010
		Charter Communications Operating LLC
	22,807,178	3.40%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	22,888,599
		CSC Holdings LLC
	19,429,824	3.93%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	19,443,619
	6,171,875	4.18%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	6,185,391
		Gray Television, Inc.
	22,473,054	4.28%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	22,557,328
		ION Media Networks, Inc.
	19,425,390	4.69%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	19,441,513
		Maxar Technologies Ltd.
	3,989,557	4.40%, 10/04/2024, 1 mo. USD LIBOR + 2.750%	3,843,499
		MTN Infrastructure TopCo, Inc.
	21,773,727	4.65%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	21,782,872
		NASCAR Holdings, Inc.
	2,694,027	4.41%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	2,710,864
		NEP/NCP Holdco, Inc.
	17,359,549	4.90%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	16,983,367
	1,680,000	8.65%, 10/19/2026, 1 mo. USD LIBOR + 7.000%	1,540,006
		Nexstar Broadcasting, Inc.
	22,164,450	4.53%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	22,253,108
		Numericable Group S.A.
EUR	9,790,212	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	10,817,114
	$17,303,337	4.40%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	17,119,575
		PSAV Holdings LLC
	8,180,000	9.16%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	8,016,400
		Shutterfly, Inc.
	11,175,000	7.90%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	10,543,613
		Sinclair Television Group, Inc.
	5,700,000	4.18%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	5,717,841
		Terrier Media Buyer, Inc.
	25,970,000	6.15%, 12/17/2026	26,158,283
		Virgin Media Investment Holdings Ltd.
GBP	6,075,000	3.91%, 11/15/2027, 3 mo. GBP LIBOR + 3.250%	8,017,063
		Web.com Group, Inc.
	$15,463,923	5.41%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	15,439,026
	4,533,559	9.41%, 10/09/2026, 1 mo. USD LIBOR + 7.750%	4,459,888
		William Morris Endeavor Entertainment LLC
	$11,906,140	4.40%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	$11,843,633

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Ziggo B.V.
EUR	9,985,000	3.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%	11,079,839
		Ziggo Financing Partnership
	$14,675,000	0.00%, 04/30/2028(9)	14,656,656
			368,345,302
		Metal Fabricate/Hardware - 0.4%
		Ameriforge Group, Inc.
	1,292,640	8.95%, 06/08/2022, 3 mo. USD LIBOR + 7.000%	1,281,872
		Rexnord LLC
	9,403,139	3.41%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	9,438,401
			10,720,273
		Miscellaneous Manufacturing - 1.2%
		Core & Main LP
	16,716,243	4.57%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	16,669,270
		Tamko Building Products, Inc.
	3,371,550	5.12%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	3,384,193
		USI, Inc.
	15,140,777	4.95%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	15,076,429
			35,129,892
		Oil & Gas - 3.6%
		BCP Raptor LLC
	16,120,657	5.90%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	14,702,039
	14,286,779	6.40%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	12,956,394
		Cheniere Corpus Christi Holdings LLC
	23,000,000	0.00%, 06/30/2024(9)(10)	22,827,500
		KCA Deutag Alpha Ltd.
	3,123,891	8.40%, 02/28/2023, 3 mo. USD LIBOR + 6.750%	2,175,009
		NorthRiver Midstream Finance L.P.
	19,259,113	5.16%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	19,138,744
		PES Holdings LLC
	12,382,588	5.87%, 12/31/2022, 1 mo. USD LIBOR + 6.990%(9)(11)	4,762,096
		PowerTeam Services LLC
	13,431,035	5.20%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	12,302,828
	2,330,000	9.20%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	1,665,950
		Traverse Midstream Partners LLC
	15,534,160	5.65%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	13,734,838
			104,265,398
		Oil & Gas Services - 1.0%
		Buckeye Partners L.P.
	3,780,000	4.53%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	3,809,938
		Lower Cadence Holdings LLC
	17,893,329	5.65%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	17,434,902
		Utex Industries, Inc.
	6,887,401	5.65%, 05/22/2021, 1 mo. USD LIBOR + 4.000%	5,848,574
	3,000,000	8.90%, 05/22/2022, 1 mo. USD LIBOR + 7.250%	1,611,000
			28,704,414
		Packaging & Containers - 3.8%
		BellRing Brands LLC
	12,300,000	6.65%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	12,484,500
		Berlin Packaging LLC
	10,923,333	4.80%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	10,886,958
		Berry Global, Inc.
	11,827,416	3.68%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	11,870,586
		Flex Acquisition Co., Inc.
	23,422,651	4.91%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	23,110,427
	24,316,996	5.16%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	23,952,242
		Proampac PG Borrower LLC
	3,105,000	10.40%, 11/18/2024, 1 mo. USD LIBOR + 8.500%	3,019,612
		Reynolds Group Holdings, Inc.
	$24,608,420	4.40%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	$24,628,107
			109,952,432

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Pharmaceuticals - 1.5%
		Bausch Health Companies, Inc.
	11,917,429	4.67%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	11,959,140
		Catalent Pharma Solutions, Inc.
	7,279,988	3.90%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	7,307,288
		Endo Luxembourg Finance Co., S.a r.l.
	13,461,377	5.94%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	12,956,575
		NVA Holdings, Inc.
	4,542,928	6.50%, 02/02/2025, 3 mo. USD LIBOR + 2.750%	4,537,249
		Sunshine Luxembourg S.a.r.l.
	7,400,000	6.20%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	7,426,714
			44,186,966
		Real Estate - 0.9%
		VICI Properties LLC
	26,569,318	3.41%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	26,572,772
		REITS - 0.5%
		MGM Growth Properties Operating Partnership L.P.
	14,818,388	3.57%, 03/21/2025, 1 mo. USD LIBOR + 2.000%	14,836,911
		Retail - 5.1%
		B.C. Unlimited Liability Co.
	31,450,106	3.40%, 11/19/2026	31,395,069
		Bass Pro Group LLC
	18,625,564	6.65%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	18,540,259
		Belron Finance U.S. LLC
	3,489,394	4.14%, 11/07/2024, 1 mo. USD LIBOR + 2.500%	3,495,954
		Buzz Merger Sub Ltd.
	4,135,000	0.00%, 01/22/2027(9)	4,142,774
		Coty, Inc.
EUR	2,746,043	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	3,015,043
	$11,317,929	3.94%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	11,197,732
		Foundation Building Materials Holding Co. LLC
	7,425,000	4.65%, 08/13/2025, 1 mo. USD LIBOR + 3.000%	7,452,844
		Harbor Freight Tools USA, Inc.
	1,528,056	4.15%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	1,514,823
		Michaels Stores, Inc.
	3,920,681	4.15%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	3,779,537
		PetSmart, Inc.
	17,014,389	5.67%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	16,961,304
		Rodan & Fields LLC
	10,714,136	5.68%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	7,349,897
		Sports Authority, Inc.
	13,021,415	0.00%, 11/16/2020, 1 mo. USD LIBOR + 6.000%(9)(11)	13,021
		Staples, Inc.
	15,339,394	6.78%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	15,047,946
		U.S. Foods, Inc.
	23,431,272	3.40%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	23,475,088
		USS Ultimate Holdings, Inc.
	2,593,367	0.00%, 08/25/2024(9)	2,599,306
			149,980,597
		Semiconductors - 0.3%
		Microchip Technology, Inc.
	9,535,815	3.65%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	9,557,652
		Software - 10.7%
		AI Convoy (Luxembourg) S.a.r.l.
EUR	6,745,000	0.00%, 01/29/2027(9)	7,037,253
		Almonde, Inc.
	$13,220,697	5.28%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	13,066,544
		Castle U.S. Holding Corp.
	$8,405,000	0.00%, 01/27/2027(9)	$8,331,456
		Change Healthcare Holdings LLC
	25,551,601	4.15%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	25,547,513
		Cypress Intermediate Holdings, Inc.
	25,990,662	4.40%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	26,010,935

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		DCert Buyer, Inc.
	29,455,000	5.65%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	29,467,371
		Epicor Software Corp.
	23,602,222	4.90%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	23,654,619
		EVO Payments International LLC
	17,594,818	4.90%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	17,666,253
		Fluidra S.A.
	4,309,375	3.66%, 07/02/2025	4,311,185
		Hyland Software, Inc.
	2,325,000	8.65%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	2,346,320
		Infor U.S., Inc.
EUR	3,664,594	3.25%, 02/01/2022, 3 mo. EURIBOR + 2.250%	4,087,910
	$11,240,602	4.70%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	11,247,683
		MA FinanceCo. LLC
	562,584	4.15%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	558,506
		Navicure, Inc.
	6,430,000	5.65%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	6,470,188
		Playtika Holding Corp.
	37,900,000	7.65%, 12/10/2024	38,258,534
		Quest Software U.S. Holdings, Inc.
	5,829,962	6.03%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	5,816,437
	2,000,000	10.03%, 05/18/2026, 3 mo. USD LIBOR + 8.250%	1,956,000
		Seattle Spinco, Inc.
	3,915,149	4.15%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	3,886,764
		SS&C Technologies Holdings Europe S.a.r.l.
	2,820,594	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	2,820,001
		SS&C Technologies, Inc.
	30,379,793	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	30,352,008
		Telenet Financing USD LLC
	19,190,000	0.00%, 04/30/2028(9)	19,136,076
		Ultimate Software Group, Inc.
	6,982,500	5.40%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	7,007,567
		Western Digital Corp.
	10,669,452	3.40%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	10,664,970
		WEX, Inc.
	12,565,900	3.90%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	12,605,231
			312,307,324
		Telecommunications - 3.6%
		Altice France S.A.
	13,618,611	5.36%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	13,550,518
		CenturyLink, Inc.
	29,640,000	0.00%, 03/15/2027(9)	29,593,762
		Masmovil Holdphone S.A.
EUR	10,733,511	2.63%, 05/07/2026	11,915,899
		Sprint Communications, Inc.
	$30,904,395	4.19%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	30,209,046
	8,976,240	4.69%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	8,847,252
		Zacapa LLC
	7,796,313	6.95%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	7,815,803
		Zayo Group LLC
	3,501,986	3.90%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	3,502,196
			105,434,476
		Textiles - 0.1%
		International Textile Group, Inc.
	3,500,000	10.78%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	2,380,000
		Transportation - 0.5%
		B.C. Unlimited Liability Co.
	2,894,384	5.95%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	2,906,454
		Dynasty Acquisition Co., Inc.
	5,383,553	5.95%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	5,406,003

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Savage Enterprises LLC
$7,432,092	5.67%, 08/01/2025, 1 mo. USD LIBOR + 4.000%				$7,504,852
					15,817,309
	Total Senior Floating Rate Interests
	(cost $2,542,232,501)				$2,502,166,450
Convertible Bonds - 0.1%
	Media - 0.1%
	Scripps Escrow, Inc.
2,875,000	5.88%, 07/15/2027(1)				3,018,750
	Total Convertible Bonds
	(cost $2,880,448)				$3,018,750
Common Stocks - 0.6%
	Consumer Services - 0.0%
57,891	Caesars Entertainment Corp.*				791,370
	Energy - 0.3%
2,037,975	Ascent Resources - Marcellus LLC Class A*(12)(13)				2,547,469
418,220,006	KCA Deutag*(12)(13)(14)				1,624,785
544,947	Philadelphia Energy Solutions Class A*				68,118
389,285	Templar Energy LLC Class A*				3,893
112,212	Texgen Power LLC*(12)(13)				4,151,844
					8,396,109
	Insurance - 0.3%
175,508	AFG Holdings, Inc.*				8,775,400
	Total Common Stocks
	(cost $30,513,055)				$17,962,879
Warrants - 0.0%
Energy - 0.0%
719,301	Ascent Resources - Marcellus LLC Expires 3/30/23*(12)(13)				20,547
	Total Warrants
	(cost $71,756)				$20,547
	Total Long-Term Investments
	(cost $2,763,807,041)				$2,705,218,622
Short-Term Investments - 10.2%
	Other Investment Pools & Funds - 10.2%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
296,535,980	1.49	%(15)			296,535,980
	Total Short-Term Investments
	(cost $296,535,980)				$296,535,980
	Total Investments
	(cost $3,060,343,021)		103.1	% $	3,001,754,602
	Other Assets and Liabilities		(3.1)%		(89,783,928)

	Total Net Assets		100.0	% $	2,911,970,674

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $107,773,223, representing 3.7% of net assets.

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,406,013 at January 31, 2020.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $11,757,425, representing 0.4% of net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(8)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2020.
(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2020, the aggregate value of the unfunded commitment was $27,069,503, which rounds to 0.9% of total net assets.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Investment valued using significant unobservable inputs.
(13)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $8,344,645, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(14)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,624,785 or 0.1% of net assets.

Period Acquired		Security Name		Shares/Par Value		Base Total Cost			Base Market Value
03/2011	KCA Deutag			418,220,006			$5,667,717			$1,624,785
(15) Current yield as of period end.

	OTC Total Return Swap Contracts Outstanding at January 31, 2020

			Payments
				received		Periodic	Upfront		Upfront		Unrealized
	Counter- Notional (paid) by the Expiration Payment Premiums								Premiums	Market	Appreciation/
Reference Entity	party	Amount		Fund	Date	Frequency	Paid		Received	Value † (Depreciation)
Markit iBoxx USD Liquid
Leveraged Loan Index	JPM	USD	15,000,000	(1.00%) 03/20/20		Quarterly		$—	$(23,046)	$308,675	$331,721
Markit iBoxx USD Liquid
Leveraged Loan Index	GSC	USD	25,000,000	(1.00%) 06/20/20		Quarterly		—	(96,302)	265,715	362,017
Markit iBoxx USD Liquid
Leveraged Loan Index	MSC	USD	15,000,000	(1.00%) 06/20/20		Quarterly		—	(37,486)	308,676	346,162
Markit iBoxx USD Liquid
Leveraged Loan Index	MSC	USD	3,675,000	(1.00%) 06/20/20		Quarterly		—	(9,918)	91,191	101,109
Markit iBoxx USD Liquid
Leveraged Loan Index	GSC	USD	24,000,000	(1.00%) 09/20/20		Quarterly		—	(102,320)	255,086	357,406
Markit iBoxx USD Liquid
Leveraged Loan Index	GSC	USD	5,000,000	(1.00%) 09/20/20		Quarterly		—	(4,899)	1,262	6,161
Markit iBoxx USD Liquid
Leveraged Loan Index	MSC	USD	7,500,000	(1.00%) 09/20/20		Quarterly		—	(10,247)	(29,598)	(19,351)
Markit iBoxx USD Liquid
Leveraged Loan Index	GSC	USD	10,000,000	(1.00%) 12/20/20		Quarterly		—	(10,011)	2,525	12,536

Total								$—	$(294,229)	$1,203,532	$1,497,761

The Hartford Floating Rate Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
2,920,000	EUR	3,218,563	USD	SSG	02/28/20	$25,232	$—
12,384,532	USD	11,190,000	EUR	MSC	02/28/20	—	(46,314)
8,086,294	USD	7,328,000	EUR	TDB	02/28/20	—	(54,300)
237,413,091	USD	215,086,840	EUR	CBK	02/28/20	—	(1,524,496)
7,728,456	USD	5,934,321	GBP	GSC	02/28/20	—	(113,464)
Total						$25,232	$(1,738,574)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: CBK GSC JPM MSC SSG TDB Currency Abbreviations: EUR GBP USD	Citibank NA Goldman Sachs & Co. JP Morgan Chase & Co. Morgan Stanley State Street Global Markets LLC Toronto-Dominion Bank Euro British Pound United States Dollar

Index Abbreviations:
ICE	Intercontinental Exchange, Inc.
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations: EURIBOR LIBOR OTC PIK	Euro Interbank Offered Rate London Interbank Offered Rate Over-the-Counter Payment-in-kind

The Hartford Floating Rate Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total Level 1		Level 2	Level 3(1)
Assets
Corporate Bonds	$182,049,996	$—	$182,049,996	$—
Senior Floating Rate Interests	2,502,166,450	—	2,502,166,450	—
Convertible Bonds	3,018,750	—	3,018,750	—
Common Stocks
Consumer Services	791,370	791,370	—	—
Energy	8,396,109	—	72,011	8,324,098
Insurance	8,775,400	—	8,775,400	—
Warrants	20,547	—	—	20,547
Short-Term Investments	296,535,980	296,535,980	—	—
Foreign Currency Contracts(2)	25,232	—	25,232	—
Swaps - Total Return(2)	1,517,112	—	1,517,112	—

Total	$3,003,296,946	$297,327,350	$2,697,624,951	$8,344,645
Liabilities
Foreign Currency Contracts(2)	$(1,738,574)	$—	$(1,738,574)	$—
Swaps - Total Return(2)	(19,351)	—	(19,351)	—
Total	$(1,757,925)	$—	$(1,757,925)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

The Hartford Floating Rate High Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 11.2%
		Advertising - 0.1%
		Lamar Media Corp.
	$300,000	4.00%, 02/15/2030(1)	$302,250
		Aerospace/Defense - 0.5%
		SSL Robotics LLC
	600,000	9.75%, 12/31/2023(1)	658,500
		TransDigm UK Holdings plc
	600,000	6.88%, 05/15/2026	639,000
		TransDigm, Inc.
	820,000	5.50%, 11/15/2027(1)	825,043
			2,122,543
		Airlines - 0.1%
		Bombardier, Inc.
	225,000	7.50%, 12/01/2024(1)	218,531
	200,000	7.88%, 04/15/2027(1)	189,490
			408,021
		Auto Parts & Equipment - 0.1%
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
EUR	550,000	4.38%, 05/15/2026(2)	628,277
		Coal - 0.0%
		Foresight Energy LLC / Foresight Energy Finance Corp.
	$1,365,000	11.50%, 04/01/2023(1)	33,272
		Commercial Banks - 0.4%
		Banco Santander S.A.
EUR	1,310,000	1.00%, 12/15/2024(3)(4)	1,338,951
		Freedom Mortgage Corp.
	$215,000	8.13%, 11/15/2024(1)	213,925
			1,552,876
		Commercial Services - 1.7%
		APX Group, Inc.
	650,000	7.63%, 09/01/2023	635,375
	1,350,000	7.88%, 12/01/2022	1,372,967
	1,675,000	8.50%, 11/01/2024(1)	1,782,485
	2,111,000	8.75%, 12/01/2020	2,114,298
		Brand Industrial Services, Inc.
	940,000	8.50%, 07/15/2025(1)	942,228
		La Financiere Atalian SASU
EUR	245,000	4.00%, 05/15/2024(2)	226,884
			7,074,237
		Distribution/Wholesale - 0.1%
		Performance Food Group, Inc.
	$400,000	5.50%, 10/15/2027(1)	421,000
		Engineering & Construction - 0.1%
		Ellaktor Value plc
EUR	370,000	6.38%, 12/15/2024(1)	420,522
		Food - 0.2%
		B&G Foods, Inc.
	$1,030,000	5.25%, 09/15/2027	1,027,425
		Home Furnishings - 0.5%
		United Group B.V.
EUR	1,995,000	2.86%, 02/01/2026(1)	2,212,554
		Household Products - 0.3%
		Revlon Consumer Products Corp.
	$1,400,000	5.75%, 02/15/2021	1,232,000
		Household Products/Wares - 0.4%
		Diamond (BC) B.V.
EUR	910,000	5.63%, 08/15/2025(2)	990,161

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Prestige Brands, Inc.
	$590,000	5.13%, 01/15/2028(1)	$616,550
			1,606,711
		Insurance - 0.6%
		Acrisure LLC / Acrisure Finance, Inc.
	1,475,000	7.00%, 11/15/2025(1)	1,445,500
		Genworth Holdings, Inc.
	1,075,000	4.80%, 02/15/2024	1,072,312
	200,000	4.90%, 08/15/2023	202,000
			2,719,812
		Internet - 0.8%
		Photo Holdings Merger Sub, Inc.
	2,675,000	8.50%, 10/01/2026(1)	2,501,125
		Symantec Corp.
	1,050,000	5.00%, 04/15/2025(1)	1,072,225
			3,573,350
		Media - 1.0%
		Altice Financing S.A.
EUR	1,310,000	3.00%, 01/15/2028(1)	1,423,798
	$1,270,000	5.00%, 01/15/2028(1)	1,246,517
		Houghton Mifflin Harcourt Publishers, Inc.
	400,000	9.00%, 02/15/2025(1)	416,000
		UPCB Finance VII Ltd.
EUR	525,000	3.63%, 06/15/2029(2)	613,595
		Ziggo B.V.
	540,000	2.88%, 01/15/2030(1)	619,476
			4,319,386
		Metal Fabricate/Hardware - 0.1%
		Novelis Corp.
	$620,000	4.75%, 01/30/2030(1)	622,728
		Oil & Gas - 0.7%
		Centennial Resource Production LLC
	625,000	5.38%, 01/15/2026(1)	587,500
		Gulfport Energy Corp.
	300,000	6.63%, 05/01/2023	204,000
		Jagged Peak Energy LLC
	775,000	5.88%, 05/01/2026	798,250
		QEP Resources, Inc.
	450,000	5.38%, 10/01/2022	451,125
	425,000	6.88%, 03/01/2021	435,094
		Southwestern Energy Co.
	250,000	7.75%, 10/01/2027	208,750
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	790,000	8.75%, 04/15/2023(1)	410,800
			3,095,519
		Oil & Gas Services - 0.1%
		Alpha Star Holding Ltd.
	614,000	6.25%, 04/20/2022(2)	607,585
		Packaging & Containers - 0.3%
		ARD Finance S.A. (5.00% Cash, 5.75% PIK)
EUR	935,000	5.00%, 06/30/2027(1)(5)	1,054,704
		Pharmaceuticals - 1.1%
		Bausch Health Cos., Inc.
	$1,025,000	5.25%, 01/30/2030(1)	1,044,219
		Grifols S.A.
EUR	2,295,000	2.25%, 11/15/2027(1)	2,602,537
		Rossini S.a.r.l.
	290,000	3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(1)(6)	324,098
		Teva Pharmaceutical Finance Netherlands B.V.
	425,000	4.50%, 03/01/2025	475,470
			4,446,324

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Pipelines - 0.2%
		Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
	$225,000	5.50%, 09/15/2024(1)	$227,254
	450,000	5.50%, 01/15/2028(1)	450,000
			677,254
		REITS - 0.3%
		VICI Properties L.P. / VICI Note Co., Inc.
	580,000	4.13%, 08/15/2030(1)	587,424
	485,000	4.25%, 12/01/2026(1)	497,770
			1,085,194
		Retail - 0.3%
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	1,325,000	6.50%, 05/01/2021	1,152,750
	300,000	6.75%, 01/15/2022	255,000
			1,407,750
		Software - 0.2%
		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
	650,000	5.75%, 03/01/2025(1)	662,012
		Telecommunications – 0.4%
		Altice France S.A.
EUR	400,000	3.38%, 01/15/2028(1)	450,479
		CenturyLink, Inc.
	$1,060,000	4.00%, 02/15/2027(1)	1,068,692
			1,519,171
		Toys/Games/Hobbies - 0.2%
		Mattel, Inc.
	805,000	5.88%, 12/15/2027(1)	846,176
		Trucking & Leasing - 0.4%
		DAE Funding LLC
	910,000	5.25%, 11/15/2021(1)	946,400
		Fly Leasing Ltd.
	900,000	6.38%, 10/15/2021	915,750
			1,862,150
		Total Corporate Bonds
		(cost $48,435,343)	$47,540,803
Senior Floating Rate Interests - 82.8%(7)
		Aerospace/Defense - 1.0%
		Maverick Purchaser Sub LLC
	1,490,000	0.00%, 01/22/2027(8)	$1,491,863
		TransDigm, Inc.
	2,701,502	4.15%, 05/30/2025, 1 mo. USD LIBOR + 2.500%	2,698,800
			4,190,663
		Agriculture - 0.0%
		Pinnacle Operating Corp.
	173	4.45%, 11/15/2021, 1 mo. USD LIBOR + 5.500%	126
		Auto Parts & Equipment - 0.8%
		Adient U.S. LLC
	1,046,725	6.18%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	1,047,165
		Panther BF Aggregator L.P.
	2,164,575	5.16%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	2,177,021
			3,224,186
		Chemicals - 1.2%
		CTC AcquiCo GmbH
EUR	1,255,404	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	1,375,973
		LTI Holdings, Inc.
	$2,850,569	5.15%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	2,613,630
	190,000	8.40%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	152,475
		Tronox Finance LLC
	1,037,472	4.52%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	1,037,306
			5,179,384

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Coal - 0.1%
		Foresight Energy LLC
	$1,666,950	7.66%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	$565,529
		Commercial Services - 5.9%
		Allied Universal Holdco LLC
	17,677	0.00%, 07/10/2026, 1 mo. USD LIBOR + 4.250%(8)	17,757
	178,536	5.90%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	179,353
		APX Group, Inc.
	6,460,025	8.75%, 04/01/2024, 2 mo. USD LIBOR + 5.000%	6,464,095
		Belron Finance U.S. LLC
	445,000	4.27%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	446,393
		Blackhawk Network Holdings, Inc.
	4,651,993	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	4,651,156
		Dun & Bradstreet Corp.
	3,702,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	3,721,436
		LGC Group Holdings Ltd.
EUR	825,000	0.00%, 01/22/2027	917,025
		PSAV Holdings LLC
	$4,515,000	6.18%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	4,526,287
		Verisure Holding AB
EUR	2,875,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	3,205,672
		Weight Watchers International, Inc.
	$807,213	6.72%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	806,712
			24,935,886
		Distribution/Wholesale - 1.4%
		American Builders & Contractors Supply Co., Inc.
	2,053,505	3.65%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,054,779
		SRS Distribution, Inc.
	3,028,797	4.90%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	3,007,989
	773,063	6.15%, 05/23/2025, 1 mo. USD LIBOR + 4.500%	774,516
			5,837,284
		Diversified Financial Services - 4.0%
		AlixPartners LLP
EUR	1,220,775	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	1,358,693
		Aretec Group, Inc.
	$1,507,083	5.90%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	1,494,529
		Crown Finance U.S., Inc.
EUR	206,232	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	229,222
	$1,937,388	3.90%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	1,918,015
		Financial & Risk U.S. Holdings, Inc.
	689,730	4.90%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	696,138
		Minotaur Acquisition, Inc.
	1,528,450	6.65%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	1,519,539
		Nets Holding A/S
EUR	5,860,241	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	6,500,143
		NFP Corp.
	$1,830,148	4.65%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	1,826,561
		UFC Holdings LLC
	1,212,376	4.90%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	1,215,212
			16,758,052
		Electronics - 0.5%
		Pitney Bowes, Inc.
	2,220,000	0.00%, 01/17/2025, 1 mo. USD LIBOR + 4.000%(8)	2,206,125
		Energy-Alternate Sources - 2.4%
		BCP Renaissance Parent LLC
	3,048,575	5.45%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	2,755,150
		Gulf Finance LLC
	973,936	7.10%, 08/25/2023, 1 mo. USD LIBOR + 5.250%	757,585
		Medallion Midland Acquisition LLC
	6,632,529	4.90%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	6,533,041
			10,045,776

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Engineering & Construction - 0.9%
		Brand Energy & Infrastructure Services, Inc.
	$3,691,415	6.09%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	$3,685,250
		Environmental Control - 0.4%
		Fluidra Finco SLU
EUR	1,429,716	2.75%, 07/02/2025, 1 mo. EURIBOR + 2.750%	1,586,419
		Food - 2.0%
		Atkins Nutritionals Holdings, Inc.
	$1,172,540	5.43%, 07/07/2024	1,184,265
		B&G Foods, Inc.
	304,238	4.15%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	304,870
		Froneri International plc
EUR	3,140,000	0.00%, 01/29/2027(8)	3,486,490
	$1,350,000	0.00%, 01/29/2027(8)	1,353,375
EUR	140,000	0.00%, 01/31/2028(8)	157,790
	$100,000	0.00%, 01/31/2028(8)	101,500
		U.S. Foods, Inc.
	2,014,950	3.65%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	2,021,358
			8,609,648
		Food Service - 0.3%
		Aramark Services, Inc.
	615,000	3.47%, 01/15/2027	615,769
		CHG PPC Parent LLC
EUR	210,000	3.50%, 03/31/2025, 1 mo. EURIBOR + 3.500%	234,065
	$561,450	4.40%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	563,319
			1,413,153
		Healthcare-Products - 0.4%
		Grifols S.A.
EUR	300,000	2.25%, 11/15/2027	335,114
		Lifescan Global Corp.
	$843,609	8.06%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	803,537
	500,000	11.56%, 09/26/2025, 3 mo. USD LIBOR + 9.500%	432,915
			1,571,566
		Healthcare-Services - 6.5%
		CDRH Parent, Inc.
	1,158,754	6.15%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	848,161
		CPI Holdco LLC
	450,000	6.20%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	452,250
		DentalCorp Perfect Smile ULC
	1,258,324	5.40%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	1,259,117
		DuPage Medical Group Ltd.
	918,308	4.40%, 08/15/2024, 1 mo. USD LIBOR + 2.750%	912,853
		Emerald TopCo, Inc.
	1,226,925	5.15%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	1,231,146
		Ensemble RCM LLC
	678,300	5.66%, 08/03/2026, 1 mo. USD LIBOR + 3.750%	679,657
		Gentiva Health Services, Inc.
	2,473,732	4.94%, 07/02/2025	2,479,916
		IQVIA, Inc.
EUR	2,734,326	2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	3,051,456
		LGC Ltd.
	$3,865,000	0.00%, 01/22/2027(8)	3,869,831
		MED ParentCo L.P.
	775,180	4.60%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(9)	775,986
	3,098,285	5.90%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	3,101,507
		MPH Acquisition Holdings LLC
	2,758,566	4.70%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	2,708,222
		Sound Inpatient Physicians
	862,619	4.40%, 06/27/2025, 1 mo. USD LIBOR + 2.750%	864,776
		Zelis Healthcare Corp.
	5,200,000	6.40%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	5,235,776
			27,470,654

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Household Products - 2.1%
		Coty, Inc.
EUR	246,667	1.75%, 04/05/2023	$270,146
		Diamond (BC) B.V.
	1,149,046	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	1,244,860
	$3,848,213	4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	3,732,766
		Revlon Consumer Products Corp.
	2,857,221	5.41%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	2,233,404
		Reynolds Consumer Products, Inc.
	1,540,000	0.00%, 01/29/2027(8)	1,546,422
			9,027,598
		Housewares - 0.5%
		Hayward Industries, Inc.
	2,125,000	5.15%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	2,100,201
		Insurance - 5.5%
		Acrisure LLC
	3,885,743	6.20%, 11/22/2023, 1 mo. USD LIBOR + 4.250%	3,885,743
		Asurion LLC
	279,115	4.65%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	279,325
	9,048,492	4.65%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	9,052,292
	5,020,000	8.15%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	5,094,497
		Hub International Ltd.
	1,478,176	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,473,653
		Sedgwick Claims Management Services, Inc.
	3,529,552	4.90%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	3,528,281
			23,313,791
		IT Services - 0.4%
		Sophos Group plc
	1,495,000	0.00%, 01/15/2027(8)	1,495,942
		Leisure Time - 1.9%
		Caesars Resort Collection LLC
	6,133,839	4.40%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	6,127,522
		Penn National Gaming, Inc.
	2,038,334	3.90%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	2,045,121
			8,172,643
		Lodging - 1.9%
		Caesars Entertainment Operating Co.
	8,256,162	3.65%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	8,261,941
		Media – 12.6%
		Altice Financing S.A.
	2,084,494	4.41%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	2,061,044
	2,431,250	4.43%, 07/15/2025, 3 mo. USD LIBOR + 2.750%	2,397,820
		AVSC Holding Corp.
	2,545,116	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	2,532,390
		Charter Communications Operating LLC
	2,356,909	3.40%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	2,365,323
		CSC Holdings LLC
	1,559,353	3.93%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	1,560,460
	484,609	4.18%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	485,670
		Gray Television, Inc.
	2,752,843	4.28%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	2,763,166
		ION Media Networks, Inc.
	2,072,685	4.69%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	2,074,406
		Maxar Technologies Ltd.
	566,506	4.40%, 10/04/2024, 1 mo. USD LIBOR + 2.750%	545,766
		MTN Infrastructure TopCo, Inc.
	2,812,448	4.65%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	2,813,629
		NASCAR Holdings, Inc.
	377,447	4.41%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	379,806
		NEP/NCP Holdco, Inc.
	5,447,481	4.90%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	5,329,434
		Nexstar Broadcasting, Inc.
	2,768,063	4.53%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	2,779,135

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Numericable Group S.A.
EUR	1,448,923	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	$1,600,902
	$2,286,842	4.40%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	2,262,556
		PSAV Holdings LLC
	2,225,000	9.16%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	2,180,500
		Shutterfly, Inc.
	1,750,000	7.90%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	1,651,125
		Sinclair Television Group, Inc.
	801,563	4.18%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	804,071
		Terrier Media Buyer, Inc.
	7,040,000	6.15%, 12/17/2026	7,091,040
		Web.com Group, Inc.
	3,084,466	5.41%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	3,079,500
	625,697	9.41%, 10/09/2026, 1 mo. USD LIBOR + 7.750%	615,529
		William Morris Endeavor Entertainment LLC
	2,408,842	4.40%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	2,396,196
		Ziggo B.V.
EUR	995,000	3.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%	1,104,100
		Ziggo Financing Partnership
	$2,525,000	0.00%, 04/30/2028(8)	2,521,844
			53,395,412
		Metal Fabricate/Hardware - 0.1%
		Ameriforge Group, Inc.
	256,409	8.95%, 06/08/2022, 3 mo. USD LIBOR + 7.000%	254,273
		Miscellaneous Manufacturing - 1.1%
		Core & Main LP
	1,689,550	4.57%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	1,684,803
		Tamko Building Products, Inc.
	962,588	5.12%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	966,197
		USI, Inc.
	2,099,540	4.95%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	2,090,617
			4,741,617
		Oil & Gas - 3.7%
		BCP Raptor LLC
	3,429,350	5.90%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	3,127,567
	4,693,919	6.40%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	4,256,821
		Cheniere Corpus Christi Holdings LLC
	2,000,000	0.00%, 06/30/2024(8)(9)	1,985,000
		KCA Deutag Alpha Ltd.
	577,844	8.40%, 02/28/2023, 3 mo. USD LIBOR + 6.750%	402,324
		NorthRiver Midstream Finance L.P.
	2,178,673	5.16%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	2,165,056
		PowerTeam Services LLC
	1,608,953	5.20%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	1,473,801
	585,000	9.20%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	418,275
		Traverse Midstream Partners LLC
	2,084,079	5.65%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	1,842,680
			15,671,524
		Oil & Gas Services - 1.4%
		Buckeye Partners L.P.
	515,000	4.53%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	519,079
		Lower Cadence Holdings LLC
	4,674,243	5.65%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	4,554,489
		Utex Industries, Inc.
	458,779	5.65%, 05/22/2021, 1 mo. USD LIBOR + 4.000%	389,581
	750,000	8.90%, 05/22/2022, 1 mo. USD LIBOR + 7.250%	402,750
			5,865,899
		Packaging & Containers - 3.6%
		BellRing Brands LLC
	1,700,000	6.65%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	1,725,500
		Berlin Packaging LLC
	1,454,424	4.80%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	1,449,581

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Berry Global, Inc.
	$440,000	3.68%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	$441,606
		Flex Acquisition Co., Inc.
	2,790,834	4.91%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	2,753,632
	6,693,732	5.16%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	6,593,326
		Proampac PG Borrower LLC
	970,000	10.40%, 11/18/2024, 1 mo. USD LIBOR + 8.500%	943,325
		Reynolds Group Holdings, Inc.
	1,176,932	4.40%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	1,177,873
			15,084,843
		Pharmaceuticals - 1.0%
		Catalent Pharma Solutions, Inc.
	1,454,013	3.90%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	1,459,465
		Endo Luxembourg Finance Co., S.a r.l.
	1,872,853	5.94%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	1,802,622
		Sunshine Luxembourg S.a.r.l.
	1,010,000	6.20%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	1,013,646
			4,275,733
		Retail - 4.5%
		B.C. Unlimited Liability Co.
	4,347,398	3.40%, 11/19/2026	4,339,790
		Bass Pro Group LLC
	3,152,205	6.65%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	3,137,768
		Belron Finance U.S. LLC
	470,202	4.14%, 11/07/2024, 1 mo. USD LIBOR + 2.500%	471,086
		Buzz Merger Sub Ltd.
	1,170,000	0.00%, 01/22/2027(8)	1,172,199
		Coty, Inc.
EUR	935,622	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	1,027,274
		Foundation Building Materials Holding Co. LLC
	$1,485,000	4.65%, 08/13/2025, 1 mo. USD LIBOR + 3.000%	1,490,569
		Michaels Stores, Inc.
	448,720	4.15%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	432,566
		PetSmart, Inc.
	3,018,272	5.67%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	3,008,855
		Rodan & Fields LLC
	1,767,124	5.68%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	1,212,247
		Sports Authority, Inc.
	2,009,604	0.00%, 11/16/2020, 1 mo. USD LIBOR + 6.000%(8)(10)	2,010
		Staples, Inc.
	2,214,537	6.78%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	2,172,461
		USS Ultimate Holdings, Inc.
	398,980	0.00%, 08/25/2024(8)	399,893
			18,866,718
		Software - 10.1%
		AI Convoy (Luxembourg) S.a.r.l.
	1,250,000	0.00%, 01/29/2027(8)	1,250,000
		AI Convoy (Luxembourg) S.a.r.l.
EUR	820,000	0.00%, 01/29/2027(10)	909,421
		Almonde, Inc.
	$1,236,866	5.28%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	1,222,444
	445,000	9.03%, 06/13/2025, 3 mo. USD LIBOR + 7.250%	435,268
		Castle U.S. Holding Corp.
	1,595,000	0.00%, 01/27/2027(8)	1,581,044
		Change Healthcare Holdings LLC
	2,813,686	4.15%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	2,813,235
		Cypress Intermediate Holdings, Inc.
	2,099,272	4.40%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	2,100,910
		DCert Buyer, Inc.
	5,155,000	5.65%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	5,157,165
		Epicor Software Corp.
	2,704,500	4.90%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	2,710,504
		EVO Payments International LLC
	3,189,355	4.90%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	3,202,304

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Hyland Software, Inc.
	$810,000	8.65%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	$817,428
		Navicure, Inc.
	900,000	5.65%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	905,625
		Playtika Holding Corp.
	9,720,000	7.65%, 12/10/2024	9,811,951
		Quest Software U.S. Holdings, Inc.
	1,531,244	6.03%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	1,527,691
		SS&C Technologies Holdings Europe S.a.r.l.
	437,044	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	436,952
		SS&C Technologies, Inc.
	2,577,608	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	2,575,475
		Telenet Financing USD LLC
	2,700,000	0.00%, 04/30/2028(10)	2,692,413
		Ultimate Software Group, Inc.
	1,880,288	5.40%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	1,887,038
		Western Digital Corp.
	929,321	3.40%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	928,931
			42,965,799
		Telecommunications – 4.0%
		Altice France S.A
	1,294,667	5.36%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,288,194
		CenturyLink, Inc.
	3,650,000	0.00%, 03/15/2027(8)	3,644,306
		Masmovil Holdphone S.A.
EUR	2,902,660	2.63%, 05/07/2026	3,222,412
		Sprint Communications, Inc.
	$8,869,989	4.19%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	8,670,415
	611,910	4.69%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	603,116
		Zacapa LLC
	862,018	6.95%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	864,173
			18,292,616
		Textiles - 0.2%
		International Textile Group, Inc.
	1,500,000	10.78%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	1,020,000
		Transportation - 0.1%
		Savage Enterprises LLC
	585,183	5.67%, 08/01/2025, 1 mo. USD LIBOR + 4.000%	590,912
		Total Senior Floating Rate Interests
		(cost $356,680,506)	$350,677,163
Common Stocks - 0.6%
		Energy - 0.2%
	190,736	Ascent Resources - Marcellus LLC Class A*(11)(12)	238,420
	78,609	Templar Energy LLC Class A*	786
	13,865	Texgen Power LLC*(11)(12)	513,005
			752,211
		Insurance - 0.4%
	34,814	AFG Holdings, Inc.*	1,740,700
		Total Common Stocks
		(cost $2,914,042)	$2,492,911
Convertible Bonds - 0.1%
		Media - 0.1%
		Scripps Escrow, Inc.
	575,000	5.88%, 07/15/2027(1)	603,750
		Total Convertible Bonds
		(cost $575,057)	$603,750
Warrants - 0.0%
Energy - 0.0%
	48,360	Ascent Resources - Marcellus LLC Expires 3/30/23*(11)(12)	483
	20,096	Ascent Resources - Marcellus LLC Expires 3/30/23*(11)(12)	1,005

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

25,838	Ascent Resources - Marcellus LLC Expires 3/30/23*(11)(12)				$2,584
	Total Warrants
	(cost $10,874)				$4,072
	Total Long-Term Investments
	(cost $408,615,822)				$401,318,699
Short-Term Investments - 10.4%
	Other Investment Pools & Funds - 10.4%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
44,220,053	1.49	%(13)			44,220,053
	Total Short-Term Investments
	(cost $44,220,053)				$44,220,053
	Total Investments
	(cost $452,835,875)		105.1	% $	445,538,752
	Other Assets and Liabilities		(5.1)%		(21,768,724)
	Total Net Assets		100.0	% $	423,770,028

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $30,547,534, representing 7.2% of net assets.
(2)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $3,066,502, representing 0.7% of net assets.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2020.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2020, the aggregate value of
the	unfunded commitment was $2,760,986, which rounds to 0.7% of total net assets.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Investment valued using significant unobservable inputs.
(12)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under
the	supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $755,497,
which	represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign
markets	and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of
Directors.
(13)	Current yield as of period end.

The Hartford Floating Rate High Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		OTC Total Return Swap Contracts Outstanding at January 31, 2020

				Payments
				received			Periodic	Upfront		Upfront			Unrealized
		Counter- Notional (paid) by the Expiration Payment Premiums								Premiums		Market	Appreciation/
Reference Entity		party	Amount		Fund	Date	Frequency	Paid		Received		Value † (Depreciation)
Markit iBoxx USD Liquid
Leveraged Loan Index		GSC	USD	9,500,000		1.00% 03/20/20	Quarterly		$—	$—		$244,105	$244,105
Markit iBoxx USD Liquid
Leveraged Loan Index		MSC	USD	2,675,000		1.00% 06/20/20	Quarterly		—	(7,219)		66,377	73,596
Markit iBoxx USD Liquid
Leveraged Loan Index		MSC	USD	600,000		1.00% 06/20/20	Quarterly		—	(1,500)		12,347	13,847
Markit iBoxx USD Liquid
Leveraged Loan Index		GSC	USD	1,000,000		1.00% 09/20/20	Quarterly		—	(4,263)		10,629	14,892
Markit iBoxx USD Liquid
Leveraged Loan Index		GSC	USD	1,000,000		1.00% 09/20/20	Quarterly		—	(980)		252	1,232
Markit iBoxx USD Liquid
Leveraged Loan Index		MSC	USD	1,100,000		1.00% 09/20/20	Quarterly		—	(1,503)		(4,341)	(2,838)
Markit iBoxx USD Liquid
Leveraged Loan Index		GSC	USD	1,000,000		1.00% 12/20/20	Quarterly		—	(1,001)		253	1,254

Total									$—	$(16,466)	$329,622		$346,088

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be			of Currency to be				Settlement
Purchased			Sold			Counterparty	Date			Appreciation		Depreciation
594,000	EUR		654,735	USD		SSG	02/28/20			$5,133			$—
3,630,140	USD	3,280,000		EUR		MSC	02/28/20				—		(13,576)
2,931,889	USD	2,657,000		EUR		TDB	02/28/20				—		(19,743)
53,047,824	USD	48,059,224		EUR		CBK	02/28/20				—		(340,635)
Total										$5,133			$(373,954)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: CBK GSC MSC SSG TDB	Citibank NA Goldman Sachs & Co. Morgan Stanley State Street Global Markets LLC Toronto-Dominion Bank

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations: EURIBOR LIBOR OTC PIK	Euro Interbank Offered Rate London Interbank Offered Rate Over-the-Counter Payment-in-kind

The Hartford Floating Rate High Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1		Level 2 Level 3(1)
Assets
Corporate Bonds		$47,540,803	$—	$47,540,803	$—
Senior Floating Rate Interests		350,677,163	—	350,677,163	—
Common Stocks
Energy		752,211	—	786	751,425
Insurance		1,740,700	—	1,740,700	—
Convertible Bonds		603,750	—	603,750	—
Warrants		4,072	—	—	4,072
Short-Term Investments		44,220,053	44,220,053	—	—
Foreign Currency Contracts(2)		5,133	—	5,133	—
Swaps - Total Return(2)		348,926	—	348,926	—

Total		$445,892,811	$44,220,053	$400,917,261	$755,497
Liabilities
Foreign Currency Contracts(2)		$(373,954)	$—	$(373,954)	$—
Swaps - Total Return(2)		(2,838)	—	(2,838)	—
Total		$(376,792)	$—	$(376,792)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

Hartford Global Impact Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.3%
	Australia - 2.1%
140,612	SEEK Ltd.	$2,108,110
	Bangladesh - 1.1%
361,239	GrameenPhone Ltd.	1,094,973
	Brazil - 7.5%
108,000	Hapvida Participacoes e Investimentos S.A.(1)	1,514,865
188,600	MRV Engenharia e Participacoes S.A.	919,087
34,352	Pagseguro Digital Ltd. Class A*	1,116,096
45,450	StoneCo Ltd. Class A*	1,974,348
161,500	YDUQS Part	1,987,733
		7,512,129
	Canada - 2.1%
44,428	Brookfield Renewable Partners L.P.	2,169,029
	China - 1.7%
4,294,792	Huaneng Renewables Corp. Ltd. Class H	1,756,655
	Denmark - 1.8%
17,897	Vestas Wind Systems A/S	1,776,589
	France - 5.0%
34,429	Nexity S.A.	1,662,167
35,603	Suez	584,275
93,880	Veolia Environnement S.A.	2,769,496
		5,015,938
	Germany - 3.8%
19,194	LEG Immobilien AG	2,367,393
25,450	Vonovia SE	1,452,587
		3,819,980
	India - 2.2%
294,709	Bharti Infratel Ltd.	1,025,488
83,326	Shriram Transport Finance Co., Ltd.	1,188,697
		2,214,185
	Japan - 2.4%
9,100	Eisai Co., Ltd.	685,791
42,324	Katitas Co., Ltd.	1,700,528
		2,386,319
	Kenya - 1.6%
5,446,000	Safaricom plc	1,653,347
	Luxembourg - 2.3%
49,579	Millicom International Cellular S.A.	2,341,310
	Morocco - 0.2%
105,664	PureCircle Ltd.*(2)(3)	183,062
	Netherlands - 5.0%
28,549	Basic-Fit N.V.*(1)	1,056,227
45,706	Koninklijke Philips N.V.	2,093,217
56,495	Signify N.V.(1)	1,882,798
		5,032,242
	South Africa - 1.7%
215,571	Vodacom Group Ltd.	1,675,682
	South Korea - 1.6%
7,062	Samsung SDI Co., Ltd.	1,607,580
	Spain - 1.2%
10,453	Acciona S.A.	1,186,481
	Switzerland - 1.8%
19,378	Landis+Gyr Group AG*	1,775,884
	United Kingdom - 4.0%
23,947	Genus plc	972,831
57,975	Hikma Pharmaceuticals plc	1,399,943

Hartford Global Impact Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

220,322	Sophos Group plc(1)			$1,618,496
				3,991,270
	United States - 46.2%
40,635	Advanced Drainage Systems, Inc.			1,689,197
28,784	Agilent Technologies, Inc.			2,376,407
49,593	Avangrid, Inc.			2,641,323
28,883	Blackbaud, Inc.			2,262,405
23,451	Boston Properties, Inc. REIT			3,361,701
87,698	Covanta Holding Corp.			1,313,716
15,717	Danaher Corp.			2,528,394
38,408	First Solar, Inc.*			1,904,269
38,454	Instructure, Inc.*			1,878,093
45,731	Invitae Corp.*			852,883
31,501	Itron, Inc.*			2,575,207
52,452	Johnson Controls International plc			2,069,231
141,608	Laureate Education, Inc. Class A*			2,951,111
25,800	Mimecast Ltd.*			1,316,574
144,975	Nuance Communications, Inc.*			2,742,927
75,892	Pattern Energy Group, Inc. Class A			2,042,254
26,561	Rapid7, Inc.*			1,577,192
20,176	Square, Inc. Class A*			1,506,946
11,275	Sun Communities, Inc. REIT			1,828,467
58,058	Upwork, Inc.*			532,972
12,651	Watts Water Technologies, Inc. Class A			1,261,431
37,324	Xylem, Inc.			3,047,878
16,629	Zoetis, Inc.			2,231,778
				46,492,356
	Total Common Stocks
	(cost $86,206,614)			$95,793,121
Short-Term Investments - 4.0%
	Other Investment Pools & Funds - 4.0%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
4,049,472	Institutional Class, 1.49%(4)			4,049,472
	Total Short-Term Investments
	(cost $4,049,472)			$4,049,472
	Total Investments
	(cost $90,256,086)	99.3	% $	99,842,593
	Other Assets and Liabilities	0.7%		666,046

	Total Net Assets	100.0	% $	100,508,639

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $6,072,386, representing 6.0% of net assets.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of this security was $183,062, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.
(4)	Current yield as of period end.

Hartford Global Impact Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT

Real Estate Investment Trust

Hartford Global Impact Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1		Level 2	Level 3(1)
Assets
Common Stocks
Australia		$2,108,110		$—		$2,108,110	$—
Bangladesh		1,094,973		1,094,973		—	—
Brazil		7,512,129		7,512,129		—	—
Canada		2,169,029		2,169,029		—	—
China		1,756,655		—		1,756,655	—
Denmark		1,776,589		—		1,776,589	—
France		5,015,938		—		5,015,938	—
Germany		3,819,980		—		3,819,980	—
India		2,214,185		1,025,488		1,188,697	—
Japan		2,386,319		—		2,386,319	—
Kenya		1,653,347		1,653,347		—	—
Luxembourg		2,341,310		—		2,341,310	—
Morocco		183,062		—		—	183,062
Netherlands		5,032,242		—		5,032,242	—
South Africa		1,675,682		—		1,675,682	—
South Korea		1,607,580		—		1,607,580	—
Spain		1,186,481		—		1,186,481	—
Switzerland		1,775,884		—		1,775,884	—
United Kingdom		3,991,270		—		3,991,270	—
United States		46,492,356		46,492,356		—	—

Short-Term Investments		4,049,472		4,049,472		—	—
Total		$99,842,593		$63,996,794		$35,662,737	$183,062

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 57.0%
	Automobiles & Components - 0.1%
17,129	NOK Corp.	$228,134
	Banks - 2.2%
21,237	ABN Amro Bank N.V.(1)	369,640
69,166	AIB Group plc	202,784
63,984	Bank of Ireland Group plc	311,617
38,891	BPER Banca	178,625
148,633	CaixaBank S.A.	434,420
26,956	HSBC Holdings plc	195,975
11,280	KB Financial Group, Inc.	414,939
96,543	Mitsubishi UFJ Financial Group, Inc.	495,711
150,231	Mizuho Financial Group, Inc.	222,782
83,960	Resona Holdings, Inc.	346,238
14,142	Societe Generale S.A.	457,630
50,681	Standard Chartered plc	421,435
13,194	Sumitomo Mitsui Financial Group, Inc.	463,893
8,950	Sumitomo Mitsui Trust Holdings, Inc.	329,986
196,082	Unicaja Banco S.A.(1)	196,044
37,592	UniCredit S.p.A.	502,128
		5,543,847
	Capital Goods - 1.2%
5,279	Advanced Drainage Systems, Inc.	219,448
3,264	Altra Industrial Motion Corp.	108,561
1,232	American Woodmark Corp.*	135,089
21,941	Chiyoda Corp.*	62,083
16,094	Cie de Saint-Gobain	607,200
4,452	Fortune Brands Home & Security, Inc.	305,897
2,790	Gardner Denver Holdings, Inc.*	98,515
544	Greenbrier Cos., Inc.	13,105
12,138	JELD-WEN Holding, Inc.*	289,855
22,225	JGC Holdings Corp.	319,287
4,059	Kennametal, Inc.	127,006
185	Middleby Corp.*	20,749
673	Owens Corning	40,710
3,705	PGT Innovations, Inc.*	57,427
1,608	Rush Enterprises, Inc. Class A	69,144
1,167	Sandvik AB	21,300
4,690	Vinci S.A.	519,601
26,606	Yellow Cake plc*(1)	65,699
		3,080,676
	Commercial & Professional Services - 0.5%
8,648	Adecco Group AG	506,670
4,317	Clean Harbors, Inc.*	354,943
82,273	Hays plc	168,253
23,223	Pagegroup plc	140,021
		1,169,887
	Consumer Durables & Apparel - 0.5%
4,741	American Outdoor Brands Corp.*	44,660
627	Cavco Industries, Inc.*	140,461
2,324	Century Communities, Inc.*	68,953
994	D.R. Horton, Inc.	58,845
4,578	Lennar Corp. Class A	303,796
463	LGI Homes, Inc.*	36,920
11,734	Skyline Champion Corp.*	337,352
588	Sturm Ruger & Co., Inc.	29,118
10,244	TRI Pointe Group, Inc.*	166,567
		1,186,672
	Diversified Financials - 0.6%
1,608	Berkshire Hathaway, Inc. Class B*	360,884
8,466	Julius Baer Group Ltd.*	423,026
45,272	UBS Group AG*	562,261

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

30,934	Uranium Participation Corp.*	$89,992
		1,436,163
	Energy - 32.5%
75,454	Advantage Oil & Gas Ltd.*(2)	126,004
51,790	ARC Resources Ltd.(2)	274,721
469,099	BP plc	2,824,024
188,429	BP plc ADR	6,807,940
9,588	Brigham Minerals, Inc. Class A	163,092
14,669	Cabot Oil & Gas Corp.	206,686
4,617	Caltex Australia Ltd.	105,286
31,216	Cameco Corp.	251,681
19,319	Canadian Natural Resources Ltd.	543,338
48,251	Chevron Corp.	5,169,612
274,250	China Oilfield Services Ltd. Class H	397,931
9,036	China Petroleum & Chemical Corp. ADR	473,757
56,741	China Shenhua Energy Co., Ltd. Class H	99,713
405,577	CNOOC Ltd.	607,164
5,870	CNOOC Ltd. ADR	886,370
3,588	Concho Resources, Inc.	271,899
34,595	ConocoPhillips	2,055,981
4,153	Diamondback Energy, Inc.	308,983
711	Drilling Co.*	39,680
35,155	Enbridge, Inc.	1,429,423
518,126	Eni S.p.A.	7,257,689
15,134	EOG Resources, Inc.	1,103,420
28,185	EQT Corp.	170,519
27,026	Equinor ASA	487,754
94,361	Equinor ASA ADR	1,715,483
95,817	Exxon Mobil Corp.	5,952,152
14,003	Fugro N.V.*(2)	147,065
16,154	Galp Energia SGPS S.A.	244,096
5,822	Gazprom Neft PJSC ADR	203,427
196,615	Gazprom PJSC ADR	1,378,199
11,655	Halliburton Co.	254,195
62,973	Inpex Corp.	587,801
4,480	Japan Petroleum Exploration Co., Ltd.	110,023
33,810	JXTG Holdings, Inc.	143,800
121,513	Karoon Energy Ltd.*	93,150
27,372	Kinder Morgan, Inc.	571,254
15,983	Kosmos Energy Ltd.	81,673
22,881	LUKOIL PJSC ADR	2,328,013
5,150	Lundin Petroleum AB	156,636
6,200	Magnolia Oil & Gas Corp. Class A*	65,224
20,996	Marathon Petroleum Corp.	1,144,282
9,185	Neste Oyj	365,496
6,770	Noble Energy, Inc.	133,843
14,124	Occidental Petroleum Corp.	561,005
5,361	OMV AG	266,410
19,821	Ovintiv, Inc.	308,884
47,983	Painted Pony Energy Ltd.*(2)	20,667
8,527	Parsley Energy, Inc. Class A	141,889
70,032	PetroChina Co., Ltd. Class H	30,880
26,400	Petroleo Brasileiro S.A.	187,092
75,951	Petroleo Brasileiro S.A. ADR	1,071,669
9,731	Phillips 66	889,121
2,563	Pioneer Natural Resources Co.	346,005
173,233	PTT PCL	240,370
5,516	QEP Resources, Inc.	17,486
30,035	Range Resources Corp.(2)	90,105
1,043	Reliance Industries Ltd.	20,572
2,463	Royal Dutch Shell plc Class A	64,679
78,862	Royal Dutch Shell plc Class A ADR	4,112,653
122,077	Royal Dutch Shell plc Class B	3,207,768
61,215	Saipem S.p.A.*(2)	253,774
54,478	Schlumberger Ltd.	1,825,558

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

66,193	Southwestern Energy Co.*(2)	$103,923
26,325	Suncor Energy, Inc.	805,282
143,893	Surgutneftegas PJSC ADR	1,018,428
47,132	TC Energy Corp.	2,584,346
20,840	Tenaris S.A. ADR	431,180
226,059	Total S.A.	11,006,970
22,125	Total S.A. ADR	1,075,054
14,050	Tourmaline Oil Corp.	141,731
69,093	Trican Well Service Ltd.*(2)	54,297
6,455	Valero Energy Corp.	544,221
7,511	Viper Energy Partners L.P.	163,815
1,886	WPX Energy, Inc.*	22,538
118,527	YPF S.A. ADR	1,112,968
		80,459,819
	Food & Staples Retailing - 0.1%
139,266	J Sainsbury plc	371,458
	Food, Beverage & Tobacco - 0.2%
5,200	Archer-Daniels-Midland Co.	232,752
1,400	Bunge Ltd.	73,402
86,700	Charoen Pokphand Indonesia Tbk PT	42,023
600	Ingredion, Inc.	52,800
7,300	Kuala Lumpur Kepong Bhd	40,478
752,494	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	64,751
33,600	Sime Darby Bhd	41,414
19,600	Wilmar International Ltd.	55,813
		603,433
	Insurance - 0.5%
11,104	Assicurazioni Generali S.p.A.	216,369
20,533	Dai-ichi Life Holdings, Inc.	304,734
542,114	Shin Kong Financial Holding Co., Ltd.*	175,330
49,098	T&D Holdings, Inc.	523,350
23,200	Tongyang Life Insurance Co., Ltd.	69,537
		1,289,320
	Materials - 12.4%
3,339	Agnico Eagle Mines Ltd.	206,385
14,158	Alcoa Corp.*	197,504
8	Allegheny Technologies, Inc.*	138
158,994	Alrosa PJSC	199,516
90,011	Alumina Ltd.	129,637
130,101	Aluminum Corp. of China Ltd. Class H*	38,035
65,751	Angang Steel Co., Ltd. Class H	21,976
834	Anglo American Platinum Ltd.	66,654
62,735	Anglo American plc	1,637,013
5,969	AngloGold Ashanti Ltd.	121,774
12,724	Antofagasta plc	137,442
20,395	ArcelorMittal S.A.	299,562
44,323	Baoshan Iron & Steel Co., Ltd. Class A	33,915
79,982	Barrick Gold Corp.	1,481,305
111,487	BHP Group Ltd.	2,858,961
63,481	BHP Group plc	1,381,765
19,899	BlueScope Steel Ltd.	186,234
8,702	Boliden AB	206,587
7,120	Canfor Corp.*	63,969
30,237	Centerra Gold, Inc.*	242,188
2,000	CF Industries Holdings, Inc.	80,560
537,684	China BlueChemical Ltd. Class H	114,036
57,249	China Hongqiao Group Ltd.	28,132
128,396	China Molybdenum Co., Ltd. Class H	47,092
414,977	China Steel Corp.	316,204
88,446	China Zhongwang Holdings Ltd.	29,282
3,027	Cia de Minas Buenaventura SAA ADR	39,139
18,588	Cia Siderurgica Nacional S.A.	55,991
24	Cleveland-Cliffs, Inc.(2)	169
7,100	Corteva, Inc.*	205,332

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

317	Daido Steel Co., Ltd.	$12,122
21,383	Eldorado Gold Corp.*	155,668
17,903	Empresas CMPC S.A.	41,039
51,942	Eregli Demir ve Celik Fabrikalari T.A.S.	80,676
11,603	Evraz plc	53,871
4,851	Feng Hsin Steel Co., Ltd.	8,511
21,922	First Quantum Minerals Ltd.	171,612
1,200	FMC Corp.	114,708
56,012	Fortescue Metals Group Ltd.	414,927
2,777	Franco-Nevada Corp.	315,660
42,443	Freeport-McMoRan, Inc.	471,117
3,608	Fresnillo plc	31,516
347,021	Glencore plc*	1,014,895
68,285	Gold Fields Ltd.	442,055
120,622	Grupo Mexico S.A.B. de C.V. Class B	320,650
60,747	Harmony Gold Mining Co., Ltd.*	205,063
37,894	Hindalco Industries Ltd.	99,973
7,243	Hitachi Metals Ltd.	111,321
2,944	Hyundai Steel Co.	69,056
24,025	IAMGOLD Corp.*	71,114
4,263	Imerys S.A.	184,029
25,874	Impala Platinum Holdings Ltd.*	243,128
2,286	Industrias Penoles S.A.B. de C.V.(2)	23,729
177,135	Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	31,353
3,845	Interfor Corp.*	40,705
9,231	Israel Chemicals Ltd.	38,774
1,784	Jastrzebska Spolka Weglowa S.A.	8,656
18,469	JFE Holdings, Inc.	218,708
49,770	Jiangxi Copper Co., Ltd. Class H	58,686
7,595	Jindal Steel & Power Ltd.*	18,518
23,165	JSR Corp.	412,592
27,315	JSW Steel Ltd.	95,218
4,699	KGHM Polska Miedz S.A.*	110,454
94,355	Kinross Gold Corp.*	478,385
3,627	Kirkland Lake Gold Ltd.	148,736
10,023	Kobe Steel Ltd.	45,770
320	Korea Zinc Co., Ltd.	101,515
2,138	Kumba Iron Ore Ltd.	49,436
13,286	Kyoei Steel Ltd.	233,030
8,619	LafargeHolcim Ltd.*	438,024
7,121	Louisiana-Pacific Corp.	218,472
18,804	Lundin Mining Corp.	98,609
1,597	Maruichi Steel Tube Ltd.(2)	44,312
3,886	Mitsubishi Materials Corp.	97,736
20,495	MMC Norilsk Nickel PJSC ADR	660,954
81,050	MMG Ltd.*	18,130
4,337	Mondi plc	88,244
3,100	Mosaic Co.	61,504
11,606	Newcrest Mining Ltd.	232,352
4,343	Newmont Corp.	195,360
7,609	Newmont Corp.	342,862
42,300	Nine Dragons Paper Holdings Ltd.	39,974
27,982	Nippon Steel Corp.	388,264
5,296	Norbord, Inc.	155,551
178,544	Norsk Hydro ASA	558,012
9,678	Nucor Corp.	459,608
5,200	Nutrien Ltd.	221,965
9,000	Oji Holdings Corp.	45,725
5,553	Pacific Metals Co., Ltd.	103,972
204,325	Petra Diamonds Ltd.*	25,632
963	Polyus PJSC GDR	58,839
2,656	POSCO	481,183
40,127	Press Metal Aluminium Holdings Bhd	47,560
132,018	Resolute Mining Ltd.*	103,693
13,898	Rio Tinto Ltd.	901,818
36,505	Rio Tinto plc	1,952,076

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

11,670	Salzgitter AG	$195,398
28,956	Sasol Ltd.	459,997
12,111	Sasol Ltd. ADR	190,990
73,016	SEMAFO, Inc.*	153,933
8,169	Severstal PJSC GDR	114,862
26,479	Shougang Fushan Resources Group Ltd.	5,213
185,664	South32 Ltd.	318,826
2,827	Southern Copper Corp.	106,521
7,253	Steel Dynamics, Inc.	216,720
5,739	Stora Enso Oyj Class R	74,495
8,629	Sumitomo Metal Mining Co., Ltd.	245,326
5,500	Suzano Papel e Celulose S.A.	50,947
12,165	Tata Steel Ltd.	74,134
16,550	Teck Resources Ltd. Class B	213,847
12,459	thyssenkrupp AG	153,196
31,731	Tokyo Steel Manufacturing Co., Ltd.	237,723
29,618	Turquoise Hill Resources Ltd.*(2)	19,247
5,357	UPL Ltd.	39,415
5,073	UPM-Kymmene Oyj	159,842
97,820	Vale S.A.	1,148,230
62,593	Vedanta Ltd.	119,879
3,739	Vicat S.A.	156,125
3,658	voestalpine AG(2)	88,582
150	Vulcan Materials Co.	21,245
2,233	Warrior Met Coal, Inc.	42,114
3,704	West Fraser Timber Co., Ltd.	148,395
90,750	Western Areas Ltd.	153,569
6,510	Wheaton Precious Metals Corp.	191,650
10,175	Yamato Kogyo Co., Ltd.	246,508
1,537	Yara International ASA	55,817
16,327	Zhaojin Mining Industry Co., Ltd. Class H	18,811
99,990	Zijin Mining Group Co., Ltd. Class H	43,876
		30,679,337
	Media & Entertainment - 0.2%
10,945	Comcast Corp. Class A	472,715
	Real Estate - 0.6%
2,028	American Tower Corp. REIT	469,969
23,046	British Land Co. plc REIT	168,543
5,731	Equity LifeStyle Properties, Inc. REIT	416,930
5,903	Five Point Holdings LLC Class A*	47,873
15,164	Land Securities Group plc REIT	187,493
12,909	Mitsubishi Estate Co., Ltd.	252,816
		1,543,624
	Retailing - 0.2%
55,792	Petrobras Distribuidora S.A.	375,195
15,754	Xebio Holdings Co., Ltd.	167,585
		542,780
	Telecommunication Services - 1.2%
134,667	BT Group plc	286,160
51,262	China Mobile Ltd.	421,356
962,804	China Telecom Corp. Ltd. Class H	374,613
2,068,000	China Tower Corp. Ltd. Class H(1)	427,475
507,848	China Unicom Hong Kong Ltd.	423,657
14,600	KDDI Corp.	441,198
8,943	KT Corp.	189,267
15,392	KT Corp. ADR*	160,385
26,675	MTN Group Ltd.	142,802
		2,866,913
	Transportation - 0.7%
320	AP Moller - Maersk A/S Class B	382,644
4,442	Canadian National Railway Co.	415,099
13,060	D/S Norden A/S	176,287
327	J.B. Hunt Transport Services, Inc.	35,293

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

8,050	Japan Airport Terminal Co., Ltd.	$371,018
972,930	Pacific Basin Shipping Ltd.	174,511
98,635	PostNL N.V.	182,410
		1,737,262
	Utilities - 3.3%
7,275	Avangrid, Inc.	387,467
63,277	Beijing Enterprises Holdings Ltd.	276,672
186,771	Centrica plc	209,242
673,146	China Longyuan Power Group Corp. Ltd. Class H	398,006
8,400	Cia de Saneamento do Parana	198,889
58,828	CK Infrastructure Holdings Ltd.	410,432
4,113	Duke Energy Corp.	401,552
38,462	E.ON SE	435,812
6,079	Edison International	465,347
63,667	Enel S.p.A.	554,942
50,713	Engie S.A.	872,938
25,999	ENN Energy Holdings Ltd.	302,236
10,026	Exelon Corp.	477,137
85,816	Guangdong Investment Ltd.	174,178
982,878	Huaneng Renewables Corp. Ltd. Class H	402,017
905	Iberdrola S.A.	9,906
48,903	Iberdrola S.A.	535,064
38,568	National Grid plc	512,440
2,607	Sempra Energy	418,789
4,342	Severn Trent plc	147,870
49,918	Snam S.p.A.	267,544
6,871	UGI Corp.	285,765
		8,144,245
	Total Common Stocks
	(cost $140,144,765)	$141,356,285
Corporate Bonds - 0.5%
	Construction Materials - 0.0%
	Eagle Materials, Inc.
$112,000	4.50%, 08/01/2026	116,578
	Iron/Steel - 0.0%
	United States Steel Corp.
75,000	6.65%, 06/01/2037	59,625
	Oil & Gas - 0.3%
	Carrizo Oil & Gas, Inc.
80,000	6.25%, 04/15/2023	80,200
	Centennial Resource Production LLC
90,000	5.38%, 01/15/2026(1)	84,600
	Matador Resources Co.
95,000	5.88%, 09/15/2026	92,986
	Noble Energy, Inc.
75,000	6.00%, 03/01/2041	89,825
	Occidental Petroleum Corp.
50,000	4.40%, 04/15/2046	50,457
	PDC Energy, Inc.
105,000	5.75%, 05/15/2026	101,351
30,000	6.13%, 09/15/2024	30,075
	QEP Resources, Inc.
110,000	5.38%, 10/01/2022	110,275
	Southwestern Energy Co.
95,000	7.50%, 04/01/2026	79,297
60,000	7.75%, 10/01/2027(2)	50,100
		769,166
	Oil & Gas Services - 0.1%
	Alpha Star Holding Ltd.
200,000	6.25%, 04/20/2022(3)	197,910
	Pipelines - 0.1%
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
50,000	5.38%, 09/15/2024	44,275

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$130,000	5.75%, 03/01/2027(1)	$101,361
		EnLink Midstream LLC
	35,000	5.38%, 06/01/2029	31,675
			177,311
		Total Corporate Bonds
		(cost $1,325,975)	$1,320,590
Foreign Government Obligations - 3.0%
		Argentina - 0.1%
		Argentina POM Politica Monetaria
ARS	4,100,000	53.32%, 06/21/2020(4)	46,170
		Argentine Republic Government International Bond
EUR	100,000	3.38%, 01/15/2023	49,075
	125,000	5.00%, 01/15/2027(3)	57,879
			153,124
		Canada - 0.1%
		Canadian Government Real Return Bond
CAD	295,099	4.25%, 12/01/2026(5)	288,121
		Germany - 0.5%
		Deutsche Bundesrepublik Inflation Linked Bond
EUR	832,771	0.10%, 04/15/2026(3)(5)	1,017,080
	248,381	0.50%, 04/15/2030(3)(5)	333,821
			1,350,901
		Greece - 0.1%
		Hellenic Republic Government Bond
	31,375,000	0.00%, 10/15/2042(4)	125,267
		Indonesia - 0.3%
		Indonesia Treasury Bond
IDR10,509,000,000		8.38%, 03/15/2034	845,723
		Japan - 0.5%
		Japanese Government CPI Linked Bond
JPY	99,490,950	0.10%, 03/10/2026(5)	937,201
	42,294,225	0.10%, 03/10/2028(5)	399,854
			1,337,055
		Mexico - 0.2%
		Mexican Bonos
MXN	4,300,300	8.00%, 11/07/2047	256,484
		Mexican Udibonos
	4,132,043	4.00%, 11/08/2046(5)	245,740
			502,224
		Nigeria - 0.1%
		Nigeria Government International Bond
	$200,000	7.88%, 02/16/2032(3)	209,100
		Russia - 0.6%
		Russian Federal Bond - OFZ
RUB	31,350,000	6.90%, 05/23/2029	517,781
		Russian Federal Inflation Linked Bond - OFZ
	58,715,924	2.50%, 02/02/2028(5)	901,022
			1,418,803
		Saudi Arabia - 0.1%
		Saudi Government International Bond
	$200,000	4.38%, 04/16/2029(3)	228,191
		South Africa - 0.2%
		Republic of South Africa Government Bond - CPI Linked
ZAR	7,675,746	1.88%, 03/31/2029(5)	439,029
		South Korea - 0.2%
		Inflation Linked Korea Treasury Bond
KRW	551,026,234	1.75%, 06/10/2028(5)	493,962

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Thailand - 0.0%
		Thailand Government Bond
THB	2,770,628	1.25%, 03/12/2028(3)(5)	$88,547
		Total Foreign Government Obligations
		(cost $7,487,130)	$7,480,047
U.S. Government Securities - 21.2%
		United States - 21.2%
		U.S. Treasury Bonds - 4.2%
$$	607,308	0.75%, 02/15/2045(5)	$674,707
	234,419	0.88%, 02/15/2047(5)	270,345
	119,409	1.00%, 02/15/2046(5)	140,749
	751,893	1.75%, 01/15/2028(5)	863,944
	3,164,022	2.00%, 01/15/2026(5)	3,573,814
	1,536,909	2.38%, 01/15/2025(5)	1,732,905
	828,667	2.38%, 01/15/2027(5)	974,937
	960,059	3.63%, 04/15/2028(5)	1,252,662
	678,269	3.88%, 04/15/2029(5)	925,564
			10,409,627
		U.S. Treasury Notes - 17.0%
	1,878,585	0.13%, 04/15/2021(5)	1,874,366
	3,903,744	0.13%, 01/15/2022(5)(6)	3,912,960
	4,139,446	0.13%, 01/15/2023(5)	4,168,236
	1,901,337	0.13%, 07/15/2024(5)(6)	1,935,306
	1,299,259	0.13%, 07/15/2026(5)	1,329,101
	4,995,373	0.25%, 01/15/2025(5)	5,108,194
	753,767	0.25%, 07/15/2029(5)	783,137
	2,599,235	0.38%, 07/15/2023(5)	2,655,156
	1,970,138	0.38%, 07/15/2025(5)	2,039,515
	1,722,966	0.38%, 01/15/2027(5)	1,786,591
	1,238,338	0.38%, 07/15/2027(5)	1,291,460
	1,091,151	0.50%, 01/15/2028(5)	1,146,396
	1,263,799	0.63%, 07/15/2021(5)	1,276,752
	347,622	0.63%, 04/15/2023(5)	355,394
	4,912,513	0.63%, 01/15/2024(5)(7)	5,067,804
	1,462,454	0.63%, 01/15/2026(5)	1,532,569
	1,011,469	0.75%, 07/15/2028(5)	1,090,842
	3,614,186	0.88%, 01/15/2029(5)	3,939,489
	884,211	1.25%, 07/15/2020(5)	890,356
			42,183,624
		Total U.S. Government Securities
		(cost $50,868,696)	$52,593,251
Convertible Bonds - 0.1%
		Oil & Gas - 0.1%
		Oasis Petroleum, Inc.
	40,000	2.63%, 09/15/2023	28,113
		PDC Energy, Inc.
	75,000	1.13%, 09/15/2021(2)	70,895
		Total Convertible Bonds
		(cost $100,091)	$99,008
Exchange-Traded Funds - 2.9%
		Other Investment Pools & Funds - 2.9%
	57,347	Invesco Senior Loan ETF	1,296,616
	81,200	SPDR S&P Oil & Gas Exploration & Production ETF	1,555,792
	152,605	VanEck Vectors Gold Miners ETF	4,424,019
		Total Exchange-Traded Funds
		(cost $7,128,877)	$7,276,427
Preferred Stocks - 0.1%
		Materials - 0.1%
	30,254	Gerdau S.A.	$141,641
	1,679	Sociedad Quimica y Minera de Chile S.A. Series B	$46,823
		Total Preferred Stocks
		(cost $156,599)	$188,464

The Hartford Global Real Asset Fund (consolidated) Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Total Long-Term Investments
(cost $207,212,133)	$210,314,072

Short-Term Investments - 11.8%
	Other Investment Pools & Funds - 11.2%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
27,811,275	Institutional Class, 1.49%(8)				27,811,275
	Securities Lending Collateral - 0.6%
66,591	Citibank NA DDCA, 1.58%, 2/3/2020(8)				66,591
	Fidelity Investments Money Market Funds, Government Portfolio,
310,684	Institutional Class, 1.50%(8)				310,684
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
262,512	Class, 1.72%(8)				262,512
95,479	JPMorgan Prime Money Market Fund, 1.69%(8)				95,479
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
250,625	Class, 1.71%(8)				250,625
	State Street Institutional Liquid Reserves Fund, Institutional Class,
346,036	1.71	%(8)			346,036
					1,331,927
	Total Short-Term Investments
	(cost $29,143,202)				$29,143,202
	Total Investments Excluding Purchased Options
	(cost $236,355,335)		96.6	% $	239,457,274
	Total Purchased Options
	(cost $1,750)		0.0	% $	1,145
	Total Investments
	(cost $236,357,085)		96.6	% $	239,458,419
	Other Assets and Liabilities		3.4%		8,459,175

	Total Net Assets		100.0	% $	247,917,594

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2020, the Fund invested 15.8% of its total assets in the Subsidiary.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $1,244,819, representing 0.5% of net assets.
(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $2,132,528, representing 0.9% of net assets.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(6)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2020, the market value of securities pledged was $1,577,454.
(7)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2020, the market value of securities pledged was $82,529.
(8)	Current yield as of period end.

		OTC Option Contracts Outstanding at January 31, 2020

								Premiums
									Paid	Unrealized
Counter Exercise Price/FX				Expiration	Number of		Notional	Market (Received) Appreciation/
Description	-party Rate/Rate			Date	Contracts		Amount	Value †	by Fund (Depreciation)
Purchased option contracts:
Puts

USD Put/CAD Call	BOA	1.28	USD	07/20/20	659,000	USD	659,000	$1,145	$1,750	$(605)

Total purchased option contracts								$1,145	$1,750	$(605)

		Futures Contracts Outstanding at January 31, 2020
									Value and
				Number				Current	Unrealized
				of				Notional	Appreciation/
Description				Contracts	Expiration Date			Amount	(Depreciation)

Long position contracts:
Brent Crude Oil Future				14	05/29/2020			$783,720	$(104,018)
Brent Crude Oil Future				9	09/30/2020			497,250	(611)
Copper Future				7	05/27/2020			441,525	(49,633)
Cotton No. 2 Future				12	05/06/2020			409,860	(12,634)
Cotton No. 2 Future				7	12/08/2020			240,555	(4,304)
Gasoline Future				6	04/30/2020			420,563	(49,538)
Gasoline Future				7	08/31/2020			467,048	(342)
Gold 100oz Future				7	04/28/2020			1,111,530	5,972
Gold 100oz Future				20	06/26/2020			3,187,600	48,743
LME Copper Future				3	03/16/2020			417,019	(23,070)
LME Lead Future				1	03/16/2020			47,025	(1,250)
LME Nickel Future				15	03/16/2020			1,153,125	(103,849)
LME Nickel Future				10	05/18/2020			772,140	(40,545)
LME Primary Aluminum Future				5	03/16/2020			213,875	(7,896)
LME Primary Aluminum Future				3	12/16/2020			133,425	(1,943)
LME Zinc Future				14	03/16/2020			771,750	(41,412)
LME Zinc Future				13	05/18/2020			714,594	(22,223)
LME Zinc Future				2	12/14/2020			109,175	558
Live Cattle Future				9	06/30/2020			401,670	(27,934)
Live Cattle Future				6	08/31/2020			263,460	(443)
NY Harbor ULSD Future				4	04/30/2020			274,814	(49,383)
Soybean Future				16	05/14/2020			709,400	(45,005)
Soybean Meal Future				17	03/13/2020			494,700	(9,076)
Soybean Meal Future				17	05/14/2020			503,710	(15,778)
U.S. Treasury 5-Year Note Future				10	03/31/2020			1,203,203	12,791
Total									$(542,823)
Short position contracts:
10-Year Mini JGB Future				1	03/12/2020			$141,110	$(465)
Euro-Bund Future				4	03/06/2020			776,512	(14,001)
Japan 10-Year Bond Future				1	03/13/2020			$1,410,733	$(4,344)
LME Lead Future				1	03/16/2020			47,025	610
LME Nickel Future				9	03/16/2020			691,875	26,026
LME Nickel Future				2	05/18/2020			154,428	14,340
LME Primary Aluminum Future				5	03/16/2020			213,875	3,135
LME Primary Aluminum Future				3	12/16/2020			133,425	8,841
LME Zinc Future				14	03/16/2020			771,750	9,047
LME Zinc Future				4	05/18/2020			219,875	10,038
LME Zinc Future				2	12/14/2020			109,175	16,254

The Hartford Global Real Asset Fund (consolidated)

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

U.S. Treasury 10-Year Note Future					123	03/20/2020			16,193,719		(285,072)
U.S. Treasury Ultra Bond Future					7	03/20/2020			1,355,813			(41,458)

Total												$(257,049)

Total futures contracts												$(799,872)

		OTC Credit Default Swap Contracts Outstanding at January 31, 2020

						Periodic	Upfront		Upfront			Unrealized
	Counter- Notional		(Pay)/Receive Expiration Payment Premiums						Premiums		Market	Appreciation/
Reference Entity	party Amount (a)		Fixed Rate		Date Frequency		Paid		Received		Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.7 GSC		USD	150,000	(3.00%)	01/17/47	Monthly	$8,186	$	—$		458		$(7,728)
CMBX.NA.BBB-.8 GSC		USD	150,000	(3.00%)	10/17/57	Monthly	12,434		—		4,159		(8,275)

Total							$20,620	$	— $		4,617		$(16,003)

Total traded indices							$20,620		$—		$4,617		$(16,003)
Credit default swaps on single-name issues:
Buy protection:
Republic of						Semi-
Colombia	MSC	USD	585,000	(1.00%)	12/20/24	Annual	$—		$(8,444	) $	(5,640	) $	2,804
Republic of						Semi-
Indonesia	JPM	USD	585,000	(1.00%)	12/20/24	Annual	—		(9,771)		(9,715)		56
Republic of
Malaysia	JPM	USD	580,000	(1.00%)	12/20/24	Quarterly	—		(16,862)		(16,627)		235
Russian
Federation	BCLY	USD	585,000	(1.00%)	12/20/24	Quarterly	—		(10,720)		(10,470)		250

Total							$—		$(45,797)		$(42,452)		$3,345

Total single-name issues							$—		$(45,797)		$(42,452)		$3,345

Total OTC contracts							$20,620		$(45,797)		$(37,835)		$(12,658)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2020

					Periodic		Unrealized
		Notional	(Pay)/Receive	Expiration	Payment		Appreciation/
Reference Entity		Amount (a)	Fixed Rate	Date	Frequency Cost Basis	Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:

ITRAXX.EUR.32.V1	EUR	5,205,000	(1.00%)	12/20/24	Quarterly $ (162,450)	$(158,617)	$3,833

Total					$(162,450)	$(158,617)	$3,833

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

	OTC Total Return Swap Contracts Outstanding at January 31, 2020

			Payments
				received		Periodic	Upfront	Upfront			Unrealized
	Counter- Notional (paid) by the Expiration Payment						Premiums	Premiums		Market	Appreciation/
Reference Entity	party	Amount		Fund	Date	Frequency	Paid	Received		Value †	(Depreciation)
iBoxx USD Liquid
Investment Grade Index	BNP	USD	640,000	(1.00%) 06/20/20		Quarterly	$—	$(27	) $	(15,994)	$(15,967)
Uranium 308 Physical Spot	GSC	USD	170,378	—	06/30/20	Maturity	—	—		(10,812)	(10,812)

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued)

January 31, 2020 (Unaudited)
Total			$—	$(27)	$(26,806) $ (26,779)
	Bond Forward Contracts Outstanding at January 31, 2020
					Unrealized
	Reference	Notional		Expiration	Appreciation/
Counterparty	Obligation	Amount		Date	(Depreciation)

BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028	USD	11,323,228	02/28/2020	$120,005

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
110,000	AUD	74,313	USD	RBC	02/28/20	$—	$(643)
255,000	BRL	59,726	USD	DEUT	02/04/20	—	(198)
510,000	BRL	124,671	USD	MSC	02/04/20	—	(5,615)
255,000	BRL	60,380	USD	DEUT	03/03/20	—	(940)
345,000	CAD	261,907	USD	BMO	02/28/20	—	(1,226)
4,557,200,000	COP	1,341,517	USD	BCLY	02/28/20	—	(11,090)
2,060,000	EUR	2,271,925	USD	UBS	02/28/20	16,506	—
224,000	EUR	247,251	USD	CBK	02/28/20	1,588	—
10,931,000,000	IDR	796,952	USD	BCLY	02/28/20	1,676	—
668,895,000	JPY	6,148,554	USD	MSC	02/28/20	33,490	—
10,940,000	MXN	581,318	USD	CBK	02/28/20	—	(4,661)
3,650,000	NOK	399,004	USD	SCB	02/28/20	—	(2,137)
4,630,000	RUB	73,680	USD	BOA	02/28/20	—	(1,502)
10,900,000	SEK	1,134,503	USD	GSC	02/28/20	—	(805)
122,992	USD	510,000	BRL	MSC	02/04/20	3,936	—
60,455	USD	255,000	BRL	DEUT	02/04/20	927	—
290,755	USD	383,000	CAD	BMO	02/28/20	1,362	—
2,286,170	USD	2,220,000	CHF	SSG	02/28/20	—	(22,990)
16,427,872	USD	14,883,000	EUR	CBK	02/28/20	—	(105,488)
2,381,965	USD	1,829,000	GBP	GSC	02/28/20	—	(34,971)
593,705	USD	8,143,251,000	IDR	BCLY	02/28/20	—	(1,248)
320,102	USD	1,105,000	ILS	BOA	02/28/20	—	(469)
1,347,048	USD	146,544,000	JPY	MSC	02/28/20	—	(7,337)
499,359	USD	587,676,000	KRW	MSC	02/28/20	6,050	—
392,097	USD	7,379,000	MXN	CBK	02/28/20	3,144	—
1,340,441	USD	84,232,000	RUB	BOA	02/28/20	27,330	—
88,316	USD	2,731,000	THB	JPM	02/28/20	653	—
453,032	USD	6,638,000	ZAR	JPM	02/28/20	12,332	—
Total						$108,994	$(201,320)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: BCLY BMO BNP BOA CBK DEUT GSC JPM MSC RBC SCB SSG UBS Currency Abbreviations: ARS AUD

Barclays Bank of Montreal

BNP Paribas Securities Services Banc of America Securities LLC Citibank NA

Deutsche Bank Securities, Inc. Goldman Sachs & Co. JP Morgan Chase & Co. Morgan Stanley RBC Dominion Securities, Inc. Standard Chartered Bank State Street Global Markets LLC UBS AG

Argentine Peso Australian Dollar

The Hartford Global Real Asset Fund (consolidated) Schedule of Investments – (continued) January 31, 2020 (Unaudited)

BRL CAD CHF COP EUR GBP IDR ILS JPY KRW MXN NOK RUB SEK THB USD ZAR Index Abbreviations: CMBX.NA ITRAXX.EUR

Brazilian Real Canadian Dollar Swiss Franc Colombian Peso Euro British Pound Indonesian Rupiah Israeli Shekel Japanese Yen South Korean Won Mexican Peso Norwegian Krone Russian Ruble Swedish Krona Thai Baht United States Dollar South African Rand

Markit Commercial Mortgage Backed North American Markit iTraxx - Europe

Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield

iBoxx Other Abbreviations: ADR DDCA ETF GDR OTC PJSC PT REIT SPDR

Bond Markets

American Depositary Receipt

Dollars on Deposit in Custody Account Exchange-Traded Fund Global Depositary Receipt Over-the-Counter Private Joint Stock Company Perseroan Terbatas Real Estate Investment Trust Standard & Poor's Depositary Receipt

The Hartford Global Real Asset Fund (consolidated) Schedule of Investments January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components		$228,134	$—	$228,134	$—
Banks		5,543,847	196,044	5,347,803	—
Capital Goods		3,080,676	1,551,205	1,529,471	—
Commercial & Professional Services		1,169,887	494,964	674,923	—
Consumer Durables & Apparel		1,186,672	1,186,672	—	—
Diversified Financials		1,436,163	450,876	985,287	—
Energy		80,459,819	47,378,887	33,080,932	—
Food & Staples Retailing		371,458	—	371,458	—
Food, Beverage & Tobacco		603,433	423,705	179,728	—
Insurance		1,289,320	—	1,289,320	—
Materials		30,679,337	9,507,275	21,172,062	—
Media & Entertainment		472,715	472,715	—	—
Real Estate		1,543,624	934,772	608,852	—
Retailing		542,780	375,195	167,585	—
Telecommunication Services		2,866,913	446,545	2,420,368	—
Transportation		1,737,262	809,089	928,173	—
Utilities		8,144,245	2,992,058	5,152,187	—
Corporate Bonds		1,320,590	—	1,320,590	—
Foreign Government Obligations		7,480,047	—	7,480,047	—
U.S. Government Securities		52,593,251	—	52,593,251	—
Convertible Bonds		99,008	—	99,008	—
Exchange-Traded Funds		7,276,427	7,276,427	—	—
Preferred Stocks		188,464	141,641	46,823	—
Short-Term Investments		29,143,202	29,143,202	—	—
Purchased Options		1,145	—	1,145	—
Bond Forward Contracts(2)		120,005	—	120,005	—
Foreign Currency Contracts(2)		108,994	—	108,994	—
Futures Contracts(2)		156,355	156,355	—	—
Swaps - Credit Default(2)		7,178	—	7,178	—

Total		$239,850,951	$103,937,627	$135,913,324	$—
Liabilities
Foreign Currency Contracts(2)		$(201,320)	$—	$(201,320)	$—
Futures Contracts(2)		(956,227)	(956,227)	—	—
Swaps - Credit Default(2)		(16,003)	—	(16,003)	—
Swaps - Total Return(2)		(26,779)	—	(26,779)	—
Total		$(1,200,329)	$(956,227)	$(244,102)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Growth Allocation Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount				Market Value†
Affiliated Investment Companies - 99.9%
	Domestic Equity Funds - 59.4%
3,015,558	Hartford Core Equity Fund, Class F			$106,207,945
1,725,209	Hartford Multifactor US Equity ETF			57,863,510
2,954,455	Hartford Small Cap Value Fund, Class F			28,067,321
3,626,802	The Hartford Equity Income Fund, Class F			69,598,327
842,838	The Hartford Growth Opportunities Fund, Class F			36,629,731
953,745	The Hartford MidCap Fund, Class F			30,224,168
1,357,989	The Hartford Small Company Fund, Class F			30,296,738
	Total Domestic Equity Funds
	(cost $326,051,134)			$358,887,740
	International/Global Equity Funds - 21.2%
1,252,158	Hartford Emerging Markets Equity Fund, Class F			10,993,952
1,564,823	Hartford Multifactor Developed Markets (ex-US) ETF			44,941,716
4,658,833	Hartford Schroders International Multi-Cap Value Fund, Class F			41,556,792
1,927,664	The Hartford International Opportunities Fund, Class F			30,630,585
	Total International/Global Equity Funds
	(cost $128,392,825)			$128,123,045
	Multi-Strategy Funds - 3.5%
2,439,027	The Hartford Global Real Asset Fund, Class F			20,853,682
	Total Multi-Strategy Funds
	(cost $21,846,591)			$20,853,682
	Taxable Fixed Income Funds - 15.8%
	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class
544,910	F			5,056,764
439,354	Hartford Short Duration ETF			18,044,269
366,562	Hartford Total Return Bond ETF			15,008,258
2,291,317	The Hartford Quality Bond Fund, Class F			23,463,087
852,292	The Hartford Strategic Income Fund, Class F			7,525,740
2,512,053	The Hartford World Bond Fund, Class F			26,652,887
	Total Taxable Fixed Income Funds
	(cost $93,629,179)			$95,751,005
	Total Affiliated Investment Companies
	(cost $569,919,729)			$603,615,472
Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
1,242,297	1.49%(1)			1,242,297
	Total Short-Term Investments
	(cost $1,242,297)			$1,242,297
	Total Investments
	(cost $571,162,026)	100.1	% $	604,857,769
	Other Assets and Liabilities	(0.1)%		(329,477)

	Total Net Assets	100.0	% $	604,528,292

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

The Hartford Growth Allocation Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Other Abbreviations:
ETF

Exchange-Traded Fund

The Hartford Growth Allocation Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies		$603,615,472	$603,615,472		$—	$—
Short-Term Investments		1,242,297	1,242,297		—	—
Total		$604,857,769	$604,857,769		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford Healthcare Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.0%
	Biotechnology - 23.5%
116,200	89bio, Inc.*(1)	$3,104,864
85,667	Aimmune Therapeutics, Inc.*	2,659,960
692,319	Alkermes plc*	12,053,274
115,551	Alnylam Pharmaceuticals, Inc.*	13,264,099
299,780	Apellis Pharmaceuticals, Inc.*	12,323,956
147,725	Arena Pharmaceuticals, Inc.*	6,749,555
19,348	Argenx SE ADR*	2,791,723
172,159	Assembly Biosciences, Inc.*	3,023,112
51,371	Biogen, Inc.*	13,811,093
38,600	Black Diamond Therapeutics, Inc.*	1,447,500
128,511	Bluebird Bio, Inc.*	10,241,042
263,584	Coherus Biosciences, Inc.*	4,755,055
191,382	Constellation Pharmaceuticals, Inc.*	6,323,261
559,964	Forty Seven, Inc.*	20,645,873
350,342	G1 Therapeutics, Inc.*	6,782,621
36,080	Galapagos N.V.*	8,063,844
56,185	Genmab A/S*	12,933,240
155,080	Genus plc	6,300,022
200,778	Global Blood Therapeutics, Inc.*	13,102,772
413,092	GlycoMimetics, Inc.*(1)	1,768,034
206,147	Heron Therapeutics, Inc.*	4,300,226
955,600	ImmunoGen, Inc.*	4,515,210
99,808	Incyte Corp.*	7,292,971
833,817	Ironwood Pharmaceuticals, Inc.*	10,072,509
99,064	Kodiak Sciences, Inc.*	6,049,839
87,357	Madrigal Pharmaceuticals, Inc.*	7,252,378
598,122	Momenta Pharmaceuticals, Inc.*	17,357,500
224,209	Myovant Sciences Ltd.*	2,847,454
393,470	PhaseBio Pharmaceuticals, Inc.*(1)	1,959,481
561,388	Portola Pharmaceuticals, Inc.*(1)	7,180,153
138,756	Radius Health, Inc.*	2,436,555
1,439,709	Rigel Pharmaceuticals, Inc.*	3,253,742
207,226	Seattle Genetics, Inc.*	22,461,226
578,601	Syndax Pharmaceuticals, Inc.*	5,427,277
75,209	Turning Point Therapeutics, Inc.*	4,399,727
181,019	UroGen Pharma Ltd.*(1)	5,323,769
144,765	Vertex Pharmaceuticals, Inc.*	32,868,893
210,141	Zai Lab Ltd. ADR*	10,715,090
63,387	Zealand Pharma A/S ADR*(1)	2,425,187
		320,284,087
	Health Care Equipment - 24.3%
709,590	Abbott Laboratories	61,833,673
186,622	AtriCure, Inc.*	7,259,596
308,939	Baxter International, Inc.	27,563,538
48,484	Becton Dickinson and Co.	13,341,827
994,945	Boston Scientific Corp.*	41,658,347
239,448	Danaher Corp.	38,520,000
91,275	Edwards Lifesciences Corp.*	20,067,721
58,109	Hill-Rom Holdings, Inc.	6,188,027
498,425	Medtronic plc	57,538,182
187,303	NuVasive, Inc.*	14,444,807
177,239	Shockwave Medical, Inc.*(1)	7,695,717
866,612	Smith & Nephew plc	20,851,464
296,800	Venus MedTech Hangzhou, Inc. Class H*(4)	1,553,436
90,571	Zimmer Biomet Holdings, Inc.	13,395,451
		331,911,786
	Health Care Facilities - 3.5%
309,128	Acadia Healthcare Co., Inc.*	9,932,283
133,398	Encompass Health Corp.	10,275,648
189,910	HCA Healthcare, Inc.	26,359,508

The Hartford Healthcare Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

76,304	NMC Health plc	$1,297,643
		47,865,082
	Health Care Services - 0.9%
40,709	Amedisys, Inc.*	7,184,731
410,659	R1 RCM, Inc.*	5,133,238
		12,317,969
	Health Care Technology - 0.9%
321,253	HMS Holdings Corp.*	8,776,632
35,736	Teladoc Health, Inc.*(1)	3,634,708
		12,411,340
	Life Sciences Tools & Services - 8.6%
139,600	Adaptive Biotechnologies Corp.*	4,174,738
36,317	Bio-Techne Corp.	7,625,481
80,154	ICON plc*	13,515,568
1,042,437	Pharmaron Beijing Co., Ltd. Class H*(4)	6,684,181
134,204	PRA Health Sciences, Inc.*	13,596,207
311,000	QIAGEN N.V.*	10,387,638
27,022	Tecan Group AG	7,639,036
153,076	Thermo Fisher Scientific, Inc.	47,941,873
501,845	WuXi AppTec Co., Ltd. Class H(4)	6,078,521
		117,643,243
	Managed Health Care - 9.2%
128,956	Anthem, Inc.	34,209,448
274,180	Centene Corp.*	17,221,246
62,675	Humana, Inc.	21,073,842
42,718	Molina Healthcare, Inc.*	5,253,032
486,400	Notre Dame Intermedica Participacoes S.A.	7,974,162
146,854	UnitedHealth Group, Inc.	40,010,372
		125,742,102
	Pharmaceuticals - 27.1%
539,228	Amneal Pharmaceuticals, Inc.*	2,421,134
760,900	AstraZeneca plc ADR	37,055,830
937,521	Bristol-Myers Squibb Co.	59,016,947
91,430	Chugai Pharmaceutical Co., Ltd.	9,365,055
194,675	Daiichi Sankyo Co., Ltd.	13,155,571
225,795	Eisai Co., Ltd.	17,016,280
270,720	Elanco Animal Health, Inc.*	8,365,248
372,084	Eli Lilly & Co.	51,957,810
50,483	Hikma Pharmaceuticals plc	1,219,031
103,999	Hutchison China MediTech Ltd. ADR*	2,553,175
123,884	Laboratorios Farmaceuticos Rovi S.A.	3,421,098
860,669	MediWound Ltd.*	2,590,614
598,991	Mylan N.V.*	12,830,387
157,405	MyoKardia, Inc.*	10,708,262
91,116	Novartis AG	8,607,555
273,141	Odonate Therapeutics, Inc.*	7,975,717
291,445	Ono Pharmaceutical Co., Ltd.	6,711,053
1,936,387	Pfizer, Inc.	72,111,052
277,226	Revance Therapeutics, Inc.*	6,201,546
130,491	Satsuma Pharmaceuticals, Inc.*(1)	3,225,737
78,870	Takeda Pharmaceutical Co., Ltd.	3,028,875
360,168	Teva Pharmaceutical Industries Ltd. ADR*	3,745,747
190,512	Theravance Biopharma, Inc.*(1)	5,311,475
248,623	Tricida, Inc.*	8,766,447
113,726	UCB S.A.	10,465,313
211,880	WaVe Life Sciences Ltd.*(1)	1,504,348
		369,331,307
	Total Common Stocks
	(cost $1,041,145,944)	$1,337,506,916
Rights - 0.0%
	Biotechnology - 0.0%
66,213	Clementia Pharmaceuticals, Inc.*(3)(4)	$89,387

The Hartford Healthcare Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Total Rights
	(cost $89,387)				$89,387
	Total Long-Term Investments
	(cost $1,041,235,331)				$1,337,596,303

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 1.4%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
18,633,080	Institutional Class, 1.49%(5)				$18,633,080
	Securities Lending Collateral - 1.9%
1,321,617	Citibank NA DDCA, 1.58%, 2/3/2020(5)				1,321,617
	Fidelity Investments Money Market Funds, Government Portfolio,
6,166,031	Institutional Class, 1.50%(5)				6,166,031
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
5,209,978	Class, 1.72%(5)				5,209,978
1,894,942	JPMorgan Prime Money Market Fund, 1.69%(5)				1,894,942
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
4,974,068	Class, 1.71%(5)				4,974,068
	State Street Institutional Liquid Reserves Fund, Institutional Class,
6,867,661	1.71	%(5)			6,867,661
					26,434,297
	Total Short-Term Investments
	(cost $45,067,377)				$45,067,377
	Total Investments
	(cost $1,086,302,708)		101.3	% $	1,382,663,680
	Other Assets and Liabilities		(1.3)%		(17,768,525)

	Total Net Assets		100.0	% $	1,364,895,155

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of this security was $89,388, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	Investment valued using significant unobservable inputs.
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $14,316,138, representing 1.0% of net assets.
(5)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

The Hartford Healthcare Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2 Level 3(1)
Assets
Common Stocks
Biotechnology	$320,284,087	$292,986,981	$27,297,106	$—
Health Care Equipment	331,911,786	311,060,322	20,851,464	—
Health Care Facilities	47,865,082	46,567,439	1,297,643	—
Health Care Services	12,317,969	12,317,969	—	—
Health Care Technology	12,411,340	12,411,340	—	—
Life Sciences Tools & Services	117,643,243	93,538,048	24,105,195	—
Managed Health Care	125,742,102	125,742,102	—	—
Pharmaceuticals	369,331,307	299,762,574	69,568,733	—
Rights	89,387	—	—	89,387
Short-Term Investments	45,067,377	45,067,377	—	—
Total	$1,382,663,680	$1,239,454,152	$143,120,141	$89,387

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

The Hartford High Yield Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 86.3%
		Advertising - 0.3%
		Lamar Media Corp.
	$280,000	3.75%, 02/15/2028(1)(2)	$281,870
	965,000	5.75%, 02/01/2026	1,018,075
			1,299,945
		Aerospace/Defense - 1.7%
		DAE Funding LLC
	430,000	4.50%, 08/01/2022(1)	437,525
	865,000	5.00%, 08/01/2024(1)	905,006
		TransDigm, Inc.
	2,150,000	5.50%, 11/15/2027(1)	2,163,223
	2,780,000	6.25%, 03/15/2026(1)	2,998,230
			6,503,984
		Airlines - 1.1%
		Bombardier, Inc.
	2,515,000	6.13%, 01/15/2023(1)	2,482,129
	1,635,000	7.88%, 04/15/2027(1)	1,549,081
			4,031,210
		Auto Parts & Equipment - 1.1%
		Adient Global Holdings Ltd.
EUR	1,225,000	3.50%, 08/15/2024(3)	1,305,057
	$695,000	4.88%, 08/15/2026(1)	655,037
		Adient U.S. LLC
	260,000	7.00%, 05/15/2026(1)	284,701
		American Axle & Manufacturing, Inc.
	210,000	6.25%, 04/01/2025	214,622
	565,000	6.50%, 04/01/2027	577,713
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
	1,200,000	8.50%, 05/15/2027(1)	1,290,000
			4,327,130
		Chemicals - 0.4%
		CF Industries, Inc.
	170,000	4.95%, 06/01/2043	181,900
	945,000	5.15%, 03/15/2034	1,091,475
	270,000	5.38%, 03/15/2044	303,696
			1,577,071
		Coal - 0.0%
		Foresight Energy LLC / Foresight Energy Finance Corp.
	1,910,000	11.50%, 04/01/2023(1)	46,556
		Commercial Banks - 1.5%
		Banco de Sabadell S.A.
		6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR
EUR	2,000,000	Swap + 6.414% thereafter)(3)(4)(5)	2,342,645
		Credit Suisse Group AG
		6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD
	$3,065,000	Swap + 3.455% thereafter)(3)(4)(5)	3,378,991
			5,721,636
		Commercial Services - 2.7%
		APX Group, Inc.
	2,075,000	7.63%, 09/01/2023	2,028,312
	1,345,000	7.88%, 12/01/2022	1,367,882
		Ashtead Capital, Inc.
	1,710,000	4.00%, 05/01/2028(1)	1,752,750
		Brand Industrial Services, Inc.
	830,000	8.50%, 07/15/2025(1)	831,967
		Cardtronics, Inc. / Cardtronics USA, Inc.
	120,000	5.50%, 05/01/2025(1)	124,200
		Herc Holdings, Inc.
	1,650,000	5.50%, 07/15/2027(1)	1,723,755

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Service Corp. International
$460,000	4.63%, 12/15/2027	$480,999
355,000	5.13%, 06/01/2029	378,040
	United Rentals North America, Inc.
560,000	4.63%, 10/15/2025	572,250
1,025,000	5.88%, 09/15/2026	1,090,344
		10,350,499
	Construction Materials - 1.1%
	Cemex Finance LLC
1,072,000	6.00%, 04/01/2024(1)	1,097,460
	Norbord, Inc.
820,000	5.75%, 07/15/2027(1)	861,000
	Standard Industries, Inc.
520,000	4.75%, 01/15/2028(1)	533,325
1,760,000	5.38%, 11/15/2024(1)	1,808,400
		4,300,185
	Distribution/Wholesale - 0.9%
	American Builders & Contractors Supply Co., Inc.
1,000,000	4.00%, 01/15/2028(1)	1,008,240
	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK)
1,010,000	8.63%, 09/15/2024(1)(6)	1,052,925
	IAA, Inc.
600,000	5.50%, 06/15/2027(1)	636,690
	Performance Food Group, Inc.
550,000	5.50%, 10/15/2027(1)	578,875
		3,276,730
	Diversified Financial Services - 4.0%
	Ally Financial, Inc.
1,485,000	3.88%, 05/21/2024	1,566,051
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(1)	762,850
1,445,000	6.63%, 03/15/2026(1)	1,556,987
	Fly Leasing Ltd.
735,000	5.25%, 10/15/2024	763,481
	goeasy Ltd.
1,745,000	5.38%, 12/01/2024(1)	1,786,444
	Navient Corp.
1,106,000	6.50%, 06/15/2022	1,175,125
	Springleaf Finance Corp.
820,000	6.13%, 05/15/2022	873,300
430,000	6.13%, 03/15/2024	466,550
575,000	6.88%, 03/15/2025	648,313
705,000	7.75%, 10/01/2021	758,770
1,935,000	8.25%, 12/15/2020	2,020,624
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
2,695,000	6.75%, 06/01/2025(1)	2,789,325
		15,167,820
	Electric - 1.0%
	AES Corp.
1,720,000	5.13%, 09/01/2027	1,815,804
	Clearway Energy Operating LLC
805,000	4.75%, 03/15/2028(1)	828,224
	NextEra Energy Operating Partners L.P.
930,000	4.25%, 07/15/2024(1)	969,730
		3,613,758
	Entertainment - 2.5%
	Caesars Resort Collection LLC / CRC Finco, Inc.
1,370,000	5.25%, 10/15/2025(1)	1,390,413
	Eldorado Resorts, Inc.
1,605,000	6.00%, 04/01/2025	1,679,520
255,000	6.00%, 09/15/2026	279,544
	Golden Entertainment, Inc.
1,185,000	7.63%, 04/15/2026(1)	1,278,621

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Jacobs Entertainment, Inc.
$1,920,000	7.88%, 02/01/2024(1)	$2,034,806
	Penn National Gaming, Inc.
2,610,000	5.63%, 01/15/2027(1)	2,739,469
		9,402,373
	Environmental Control - 1.3%
	Clean Harbors, Inc.
1,307,000	4.88%, 07/15/2027(1)	1,375,487
	Stericycle, Inc.
975,000	5.38%, 07/15/2024(1)	1,020,601
	Tervita Corp.
2,551,000	7.63%, 12/01/2021(1)	2,595,642
		4,991,730
	Food - 2.1%
	B&G Foods, Inc.
740,000	5.25%, 09/15/2027	738,150
	Post Holdings, Inc.
2,520,000	5.00%, 08/15/2026(1)	2,601,900
1,395,000	5.63%, 01/15/2028(1)	1,475,213
990,000	5.75%, 03/01/2027(1)	1,044,450
	TreeHouse Foods, Inc.
1,870,000	4.88%, 03/15/2022	1,870,000
		7,729,713
	Gas - 0.7%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
924,000	5.50%, 05/20/2025	988,680
338,000	5.75%, 05/20/2027	369,265
1,128,000	5.88%, 08/20/2026	1,234,596
		2,592,541
	Healthcare-Products - 1.1%
	Avantor, Inc.
2,990,000	6.00%, 10/01/2024(1)	3,176,875
	Hill-Rom Holdings, Inc.
1,030,000	4.38%, 09/15/2027(1)	1,053,175
		4,230,050
	Healthcare-Services - 4.3%
	Catalent Pharma Solutions, Inc.
265,000	5.00%, 07/15/2027(1)	278,952
	Centene Corp.
495,000	4.25%, 12/15/2027(1)	516,038
515,000	4.63%, 12/15/2029(1)	553,574
	CHS/Community Health Systems, Inc.
2,195,000	6.63%, 02/15/2025(1)(2)	2,217,345
1,680,000	8.13%, 06/30/2024(1)	1,509,463
	HCA Healthcare, Inc.
2,645,000	6.25%, 02/15/2021	2,735,652
	HCA, Inc.
2,215,000	5.38%, 02/01/2025	2,475,484
1,070,000	5.38%, 09/01/2026	1,203,804
100,000	5.63%, 09/01/2028	115,875
1,135,000	5.88%, 05/01/2023	1,247,705
80,000	5.88%, 02/01/2029	94,408
1,431,000	7.50%, 11/15/2095	1,760,130
	West Street Merger Sub, Inc.
1,510,000	6.38%, 09/01/2025(1)	1,487,350
		16,195,780
	Home Builders - 1.9%
	Adams Homes, Inc.
305,000	7.50%, 02/15/2025(1)(2)	313,388
	Ashton Woods USA LLC / Ashton Woods Finance Co.
1,295,000	6.63%, 01/15/2028(1)	1,319,281
	KB Home

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$420,000	4.80%, 11/15/2029	$435,750
	1,030,000	7.00%, 12/15/2021	1,102,100
		M/I Homes, Inc.
	790,000	4.95%, 02/01/2028(1)	813,700
	1,020,000	5.63%, 08/01/2025	1,068,450
		Taylor Morrison Communities, Inc.
	1,790,000	5.75%, 01/15/2028(1)	1,960,050
			7,012,719
		Household Products - 0.1%
		Revlon Consumer Products Corp.
	1,190,000	6.25%, 08/01/2024	541,450
		Household Products/Wares - 0.7%
		Diamond (BC) B.V.
EUR	1,855,000	5.63%, 08/15/2025(3)	2,018,404
		Prestige Brands, Inc.
	$675,000	5.13%, 01/15/2028(1)	705,375
			2,723,779
		Insurance - 2.0%
		Acrisure LLC / Acrisure Finance, Inc.
	2,335,000	7.00%, 11/15/2025(1)	2,288,300
	943,000	8.13%, 02/15/2024(1)	1,007,831
	875,000	10.13%, 08/01/2026(1)	955,937
		CNO Financial Group, Inc.
	535,000	5.25%, 05/30/2029	603,212
		Genworth Holdings, Inc.
	135,000	4.80%, 02/15/2024	134,663
	1,260,000	4.90%, 08/15/2023	1,272,600
	505,000	7.20%, 02/15/2021	521,413
	280,000	7.63%, 09/24/2021	295,400
		MGIC Investment Corp.
	445,000	5.75%, 08/15/2023	491,725
			7,571,081
		Iron/Steel - 0.6%
		Steel Dynamics, Inc.
	2,050,000	4.13%, 09/15/2025	2,109,755
		IT Services - 0.5%
		Presidio Holdings, Inc.
	1,095,000	4.88%, 02/01/2027(1)	1,094,836
	860,000	8.25%, 02/01/2028(1)	883,650
			1,978,486
		Lodging - 3.1%
		Boyd Gaming Corp.
	270,000	4.75%, 12/01/2027(1)	276,075
	1,365,000	6.00%, 08/15/2026	1,450,313
	1,285,000	6.38%, 04/01/2026	1,366,276
		FelCor Lodging L.P.
	2,590,000	6.00%, 06/01/2025	2,687,125
		Hilton Domestic Operating Co., Inc.
	2,072,000	4.25%, 09/01/2024	2,103,080
		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming
		Finance Corp.
	1,850,000	5.88%, 05/15/2025(1)	1,854,625
		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	1,690,000	5.50%, 03/01/2025(1)	1,761,825
			11,499,319
		Media - 9.9%
		Altice Financing S.A.
	2,060,000	5.00%, 01/15/2028(1)	2,021,911
	1,570,000	6.63%, 02/15/2023(1)	1,597,475
	1,350,000	7.50%, 05/15/2026(1)	1,442,745
		Altice Luxembourg S.A.
	1,285,000	7.63%, 02/15/2025(1)	1,336,014

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

EUR	835,000	8.00%, 05/15/2027(3)	$1,046,444
		CCO Holdings LLC / CCO Holdings Capital Corp.
	$105,000	5.13%, 02/15/2023	105,790
	1,685,000	5.13%, 05/01/2023(1)	1,711,674
	495,000	5.75%, 09/01/2023	500,569
	28,000	5.75%, 01/15/2024	28,595
	2,485,000	5.75%, 02/15/2026(1)	2,607,610
		CSC Holdings LLC
	1,800,000	5.25%, 06/01/2024	1,944,000
	770,000	5.50%, 04/15/2027(1)	817,163
	1,970,000	6.50%, 02/01/2029(1)	2,188,867
		DISH DBS Corp.
	965,000	5.00%, 03/15/2023	979,494
	570,000	5.88%, 11/15/2024	576,800
	2,830,000	6.75%, 06/01/2021	2,967,962
	530,000	7.75%, 07/01/2026	556,500
		Gray Television, Inc.
	1,520,000	5.13%, 10/15/2024(1)	1,569,400
	400,000	5.88%, 07/15/2026(1)	418,500
		iHeartCommunications, Inc.
	240,000	4.75%, 01/15/2028(1)	244,625
	880,000	5.25%, 08/15/2027(1)	917,400
		Quebecor Media, Inc.
	925,000	5.75%, 01/15/2023	994,375
		Sinclair Television Group, Inc.
	740,000	5.63%, 08/01/2024(1)	761,275
	660,000	5.88%, 03/15/2026(1)	692,541
		Sirius XM Radio, Inc.
	695,000	4.63%, 07/15/2024(1)	720,628
	1,470,000	5.50%, 07/01/2029(1)	1,581,940
		TEGNA, Inc.
	1,760,000	4.88%, 09/15/2021(1)	1,762,200
	810,000	6.38%, 10/15/2023	827,658
		Viacom, Inc.
		5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895%
	355,000	thereafter)(5)	373,016
		6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899%
	118,000	thereafter)(5)	132,620
		Videotron Ltd.
	990,000	5.00%, 07/15/2022	1,038,263
		WMG Acquisition Corp.
	959,000	5.50%, 04/15/2026(1)	1,009,348
		Ziggo B.V.
	365,000	4.88%, 01/15/2030(1)	375,865
	1,605,000	5.50%, 01/15/2027(1)	1,701,300
			37,550,567
		Metal Fabricate/Hardware - 0.7%
		Advanced Drainage Systems, Inc.
	300,000	5.00%, 09/30/2027(1)	309,750
		Novelis Corp.
	980,000	4.75%, 01/30/2030(1)	984,312
	1,190,000	5.88%, 09/30/2026(1)	1,261,400
			2,555,462
		Mining - 0.5%
		Constellium SE
	1,740,000	5.88%, 02/15/2026(1)	1,796,550
		Office/Business Equipment - 0.7%
		Xerox Corp.
	2,000,000	4.13%, 03/15/2023	2,070,000
	95,000	4.80%, 03/01/2035	90,013
	505,000	6.75%, 12/15/2039	550,450
			2,710,463

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Oil & Gas - 6.6%
		Centennial Resource Production LLC
	$905,000	5.38%, 01/15/2026(1)	$850,700
		Chesapeake Energy Corp.
	2,889,000	11.50%, 01/01/2025(1)	2,324,778
		Energen Corp.
	1,385,000	4.63%, 09/01/2021	1,422,977
		Jagged Peak Energy LLC
	2,134,000	5.88%, 05/01/2026	2,198,020
		Matador Resources Co.
	1,385,000	5.88%, 09/15/2026	1,355,638
		MEG Energy Corp.
	390,000	6.38%, 01/30/2023(1)	394,641
	1,210,000	6.50%, 01/15/2025(1)	1,267,475
	1,065,000	7.00%, 03/31/2024(1)	1,072,988
		Noble Holding International Ltd.
	845,000	7.88%, 02/01/2026(1)	604,175
		QEP Resources, Inc.
	2,680,000	5.25%, 05/01/2023	2,572,800
	200,000	5.38%, 10/01/2022	200,500
	560,000	5.63%, 03/01/2026	499,772
		SM Energy Co.
	1,695,000	5.00%, 01/15/2024	1,546,687
	575,000	5.63%, 06/01/2025	520,375
	240,000	6.13%, 11/15/2022	237,600
	735,000	6.63%, 01/15/2027	665,175
		Sunoco L.P. / Sunoco Finance Corp.
	1,410,000	6.00%, 04/15/2027	1,487,508
		Transocean, Inc.
	3,085,000	6.80%, 03/15/2038	1,974,400
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	1,705,000	8.75%, 04/15/2023(1)	886,600
		WPX Energy, Inc.
	970,000	5.25%, 09/15/2024	1,016,075
	280,000	5.75%, 06/01/2026	293,300
	1,250,000	8.25%, 08/01/2023	1,442,187
			24,834,371
		Packaging & Containers - 5.3%
		ARD Finance S.A. (6.50% Cash, 7.25% PIK)
	2,090,000	6.50%, 06/30/2027(1)(6)	2,157,716
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	680,000	4.13%, 08/15/2026(1)	699,551
	2,570,000	5.25%, 08/15/2027(1)	2,695,287
	370,000	6.00%, 02/15/2025(1)	386,650
		Ball Corp.
EUR	1,075,000	0.88%, 03/15/2024	1,192,133
	925,000	1.50%, 03/15/2027	1,025,871
		Berry Global, Inc.
	$933,000	6.00%, 10/15/2022	949,328
		Crown Americas LLC / Crown Americas Capital Corp.
	1,200,000	4.75%, 02/01/2026	1,243,620
		Flex Acquisition Co., Inc.
	2,170,000	6.88%, 01/15/2025(1)	2,178,137
	775,000	7.88%, 07/15/2026(1)	786,625
		Owens-Brockway Glass Container, Inc.
	3,085,000	5.88%, 08/15/2023(1)	3,300,950
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	2,050,000	5.13%, 07/15/2023(1)	2,092,045
	815,000	7.00%, 07/15/2024(1)	841,488
		Trivium Packaging Finance B.V.
	270,000	5.50%, 08/15/2026(1)	284,513
			19,833,914
		Pharmaceuticals - 3.0%
		Bausch Health Cos., Inc.
	2,150,000	5.00%, 01/30/2028(1)	2,176,875

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$242,000	5.50%, 03/01/2023(1)	$242,605
356,000	5.88%, 05/15/2023(1)	359,115
1,000,000	6.13%, 04/15/2025(1)	1,028,620
1,875,000	7.00%, 01/15/2028(1)	2,030,887
	Catalent Pharma Solutions, Inc.
335,000	4.88%, 01/15/2026(1)	344,213
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
1,242,000	6.00%, 07/15/2023(1)	950,130
2,495,000	6.00%, 02/01/2025(1)	1,727,787
	Teva Pharmaceutical Finance Netherlands B.V.
1,260,000	3.15%, 10/01/2026	1,075,662
1,270,000	6.75%, 03/01/2028	1,322,705
		11,258,599
	Pipelines - 3.1%
	Cheniere Corpus Christi Holdings LLC
1,745,000	5.13%, 06/30/2027	1,944,346
940,000	5.88%, 03/31/2025	1,065,678
	Cheniere Energy Partners L.P.
738,000	4.50%, 10/01/2029(1)	750,915
	DCP Midstream Operating L.P.
2,095,000	5.38%, 07/15/2025	2,286,420
	Energy Transfer Operating L.P.
670,000	5.50%, 06/01/2027	769,425
	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
1,180,000	4.75%, 10/01/2023(1)	1,181,499
	Targa Resources Partners L.P. / Targa Resources Partners Finance
	Corp.
3,225,000	6.50%, 07/15/2027	3,515,250
		11,513,533
	REITS - 1.3%
	Iron Mountain, Inc.
3,105,000	4.88%, 09/15/2029(1)	3,167,411
	VICI Properties L.P. / VICI Note Co., Inc.
195,000	3.50%, 02/15/2025(1)(2)	197,972
130,000	3.75%, 02/15/2027(1)(2)	130,650
780,000	4.25%, 12/01/2026(1)	800,537
655,000	4.63%, 12/01/2029(1)	684,475
		4,981,045
	Retail - 3.9%
	1011778 BC ULC / New Red Finance, Inc.
225,000	3.88%, 01/15/2028(1)	226,429
1,210,000	4.38%, 01/15/2028(1)	1,212,904
3,570,000	5.00%, 10/15/2025(1)	3,683,169
	Beacon Roofing Supply, Inc.
215,000	4.50%, 11/15/2026(1)	220,913
1,055,000	4.88%, 11/01/2025(1)	1,049,408
	Ferrellgas L.P. / Ferrellgas Finance Corp.
2,100,000	6.75%, 06/15/2023	1,779,750
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
820,000	4.75%, 06/01/2027(1)	863,837
1,000,000	5.25%, 06/01/2026(1)	1,047,500
	Lithia Motors, Inc.
910,000	4.63%, 12/15/2027(1)	930,475
	Party City Holdings, Inc.
870,000	6.63%, 08/01/2026(1)	617,700
	United Rentals North America, Inc.
2,360,000	4.88%, 01/15/2028	2,460,300
	Yum! Brands, Inc.
435,000	4.75%, 01/15/2030(1)	464,906
		14,557,291
	Semiconductors - 2.3%
	Entegris, Inc.
1,775,000	4.63%, 02/10/2026(1)	1,832,687

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Micron Technology, Inc.
	$325,000	4.64%, 02/06/2024	$354,691
	1,090,000	4.98%, 02/06/2026	1,228,718
		Qorvo, Inc.
	1,355,000	4.38%, 10/15/2029(1)	1,415,975
	1,770,000	5.50%, 07/15/2026	1,871,775
		Sensata Technologies B.V.
	1,005,000	5.00%, 10/01/2025(1)	1,087,913
	770,000	5.63%, 11/01/2024(1)	850,850
			8,642,609
		Software - 3.5%
		CDK Global, Inc.
	775,000	5.25%, 05/15/2029(1)	829,250
		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
	1,150,000	5.75%, 03/01/2025(1)	1,171,252
		Infor U.S., Inc.
	2,925,000	6.50%, 05/15/2022	2,946,937
		IQVIA, Inc.
EUR	545,000	2.25%, 01/15/2028(1)	613,252
	$885,000	5.00%, 05/15/2027(1)	933,710
		MSCI, Inc.
	2,175,000	4.00%, 11/15/2029(1)	2,221,219
		PTC, Inc.
	240,000	3.63%, 02/15/2025(1)	242,100
	265,000	4.00%, 02/15/2028(1)	267,650
		Splunk, Inc.
	740,000	1.13%, 09/15/2025	931,938
		SS&C Technologies, Inc.
	2,290,000	5.50%, 09/30/2027(1)	2,422,362
		Western Digital Corp.
	755,000	4.75%, 02/15/2026	805,963
			13,385,633
		Telecommunications - 7.6%
		Altice France S.A.
	640,000	5.50%, 01/15/2028(1)	653,613
	2,330,000	7.38%, 05/01/2026(1)	2,481,636
	2,215,000	8.13%, 02/01/2027(1)	2,475,262
		CenturyLink, Inc.
	2,505,000	4.00%, 02/15/2027(1)	2,525,541
	1,106,000	5.63%, 04/01/2025	1,172,360
	569,000	7.50%, 04/01/2024	642,020
		Embarq Corp.
	1,250,000	8.00%, 06/01/2036	1,389,312
		Frontier Communications Corp.
	1,275,000	6.88%, 01/15/2025	596,063
	1,710,000	8.50%, 04/01/2026(1)	1,752,750
	775,000	10.50%, 09/15/2022	352,625
		Intelsat Jackson Holdings S.A.
	2,300,000	5.50%, 08/01/2023	1,845,750
	2,930,000	8.50%, 10/15/2024(1)	2,461,200
		Sprint Capital Corp.
	10,000	6.88%, 11/15/2028	10,175
	725,000	8.75%, 03/15/2032	802,937
		Sprint Corp.
	1,174,000	7.13%, 06/15/2024	1,212,566
	2,660,000	7.25%, 09/15/2021	2,789,675
	10,000	7.63%, 02/15/2025	10,438
	3,621,000	7.88%, 09/15/2023	3,846,914
		Telecom Italia Capital S.A.
	600,000	7.20%, 07/18/2036	744,000
		Telecom Italia S.p.A.
	880,000	5.30%, 05/30/2024(1)	959,200
			28,724,037

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Toys/Games/Hobbies - 0.7%
		Mattel, Inc.
	$695,000	5.88%, 12/15/2027(1)	$730,549
	1,640,000	6.75%, 12/31/2025(1)	1,758,900
			2,489,449
		Trucking & Leasing - 0.5%
		Avolon Holdings Funding Ltd.
	440,000	3.95%, 07/01/2024(1)	463,298
	180,000	4.38%, 05/01/2026(1)	194,798
	1,200,000	5.25%, 05/15/2024(1)	1,320,480
			1,978,576
		Total Corporate Bonds
		(cost $318,635,188)	$325,607,399
Senior Floating Rate Interests - 4.0%(7)
		Auto Parts & Equipment - 0.3%
		Panther BF Aggregator L.P.
	1,007,475	5.16%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	$1,013,268
		Commercial Services - 1.0%
		Blackhawk Network Holdings, Inc.
	920,975	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	920,809
		Dun & Bradstreet Corp.
	2,840,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	2,854,910
			3,775,719
		Electronics - 0.4%
		Pitney Bowes, Inc.
	1,340,000	0.00%, 01/17/2025, 1 mo. USD LIBOR + 4.000%(8)	1,331,625
		Food - 0.2%
		Froneri International plc
	605,000	0.00%, 01/29/2027(8)	606,513
	100,000	0.00%, 01/31/2028(8)	101,500
			708,013
		Household Products - 0.1%
		Diamond (BC) B.V.
	539,000	4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	522,830
		Insurance - 0.7%
		Asurion LLC
	1,852,225	4.65%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	1,853,003
		Hub International Ltd.
	940,675	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	937,797
			2,790,800
		Leisure Time - 0.6%
		Golden Entertainment, Inc.
	2,195,375	4.67%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	2,198,119
		Media - 0.7%
		AVSC Holding Corp.
	2,622,677	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	2,609,563
		Total Senior Floating Rate Interests
		(cost $14,835,888)	$14,949,937
Convertible Bonds - 1.5%
		Engineering & Construction - 0.3%
		Cellnex Telecom S.A.
EUR	600,000	1.50%, 01/16/2026(3)	$987,817
		Media - 0.4%
		Scripps Escrow, Inc.
	$1,360,000	5.88%, 07/15/2027(1)	1,428,000
		Semiconductors - 0.2%
		Microchip Technology, Inc.
	650,000	2.25%, 02/15/2037	878,787

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Software - 0.6%
	Western Digital Corp.
$1,258,000	1.50%, 02/01/2024			$1,260,359
	Workday, Inc.
720,000	0.25%, 10/01/2022			987,183
				2,247,542
	Total Convertible Bonds
	(cost $5,513,159)			$5,542,146
Common Stocks - 0.6%
	Consumer Services - 0.2%
69,500	Caesars Entertainment Corp.*			$950,065
	Diversified Financials - 0.3%
25,700	OneMain Holdings, Inc.			1,088,909
	Energy - 0.1%
104,555,002	KCA Deutag*(9)(10)(11)			406,196
	Total Common Stocks
	(cost $3,261,514)			$2,445,170
Escrows - 0.8%(12)
	Media - 0.7%
2,560,000	Nexstar Broadcasting, Inc.*(1)			2,692,531
	Packaging & Containers - 0.1%
340,000	Berry Global, Inc.*(1)			361,250
	Total Escrows
	(cost $2,972,556)			$3,053,781
	Total Long-Term Investments
	(cost $345,218,305)			$351,598,433
Short-Term Investments - 6.6%
	Other Investment Pools & Funds - 6.6%
25,058,780	Fidelity Institutional Government Fund, Institutional Class, 1.48%(13)			25,058,780
	Total Short-Term Investments
	(cost $25,058,780)			$25,058,780
	Total Investments
	(cost $370,277,085)	99.8	% $	376,657,213
	Other Assets and Liabilities	0.2%		829,046

	Total Net Assets	100.0	% $	377,486,259

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $192,273,724, representing 50.9% of net assets.
(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,105,000 at January 31, 2020.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $11,079,358, representing 2.9% of net assets.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2020.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Investment valued using significant unobservable inputs.
(10)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of this security was $406,196, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(11)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $406,196 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	104,555,002	$1,416,930	$406,196

(12)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(13)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
10,508,186	USD	9,520,000	EUR	CBK	02/28/20	$—	$(67,476)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations: LIBOR MSCI PIK	London Interbank Offered Rate Morgan Stanley Capital International Payment-in-kind

The Hartford High Yield Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1		Level 2 Level 3(1)
Assets
Corporate Bonds		$325,607,399	$—	$325,607,399	$—
Senior Floating Rate Interests		14,949,937	—	14,949,937	—
Convertible Bonds		5,542,146	—	5,542,146	—
Common Stocks
Consumer Services		950,065	950,065	—	—
Diversified Financials		1,088,909	1,088,909	—	—
Energy		406,196	—	—	406,196
Escrows		3,053,781	—	3,053,781	—
Short-Term Investments		25,058,780	25,058,780	—	—

Total		$376,657,213	$27,097,754	$349,153,263	$406,196
Liabilities
Foreign Currency Contracts(2)		$(67,476)	$—	$(67,476)	$—
Total		$(67,476)	$—	$(67,476)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

The Hartford Inflation Plus Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 3.6%
	Asset-Backed - Finance & Insurance - 0.4%
	HSI Asset Securitization Corp. Trust
$1,360,000	1.93%, 02/25/2036, 1 mo. USD LIBOR + 0.270%(1)	$1,353,133
	Pretium Mortgage Credit Partners LLC
618,341	4.21%, 07/25/2060(2)(3)	619,526
		1,972,659
	Asset-Backed - Home Equity - 0.2%
	GSAA Home Equity Trust
667,014	5.99%, 06/25/2036(4)	291,782
	Renaissance Home Equity Loan Trust
712,766	6.12%, 11/25/2036(3)	410,371
		702,153
	Commercial Mortgage - Backed Securities - 0.3%
	Stanwich Mortgage Loan Trust
1,572,184	3.48%, 11/16/2024(2)(3)	1,572,239
	Other ABS - 0.8%
	Legacy Mortgage Asset Trust
1,518,819	4.00%, 01/25/2059(2)(3)	1,535,618
	Pretium Mortgage Credit Partners LLC
424,592	4.83%, 09/25/2058(2)(3)	427,481
	VOLT LXXXIV LLC
399,034	3.23%, 01/25/2050(2)(3)	399,085
1,760,000	3.43%, 12/27/2049(2)(3)	1,760,864
		4,123,048
	Whole Loan Collateral CMO - 1.9%
	Adjustable Rate Mortgage Trust
431,705	2.20%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(1)	429,343
	Banc of America Funding Trust
762,294	6.05%, 10/25/2036(3)	767,347
	Bear Stearns Adjustable Rate Mortgage Trust
181,351	4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(1)	186,922
	Chase Mortgage Finance Trust
404,249	3.79%, 12/25/2035(4)	404,961
	Deutsche Alt-A Securities Mortgage Loan Trust
363,130	1.81%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(1)	355,630
	Fannie Mae Connecticut Avenue Securities
1,052,678	4.66%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(1)	1,111,308
246,984	6.56%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(1)	272,335
130,738	7.36%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(1)	145,203
109,788	7.66%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(1)	120,884
	GreenPoint Mortgage Funding Trust
175,212	3.55%, 10/25/2045, 12 mo. USD MTA + 1.400%(1)	150,609
	GSR Mortgage Loan Trust
392,879	4.23%, 10/25/2035(4)	313,829
	HarborView Mortgage Loan Trust
478,315	1.84%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(1)	455,480
	IndyMac Index Mortgage Loan Trust
1,963,858	1.95%, 01/25/2036, 1 mo. USD LIBOR + 0.290%(1)	1,647,473
	JP Morgan Mortgage Trust
651,096	3.82%, 01/25/2037(4)	637,943
	MASTR Adjustable Rate Mortgages Trust
976,529	1.90%, 05/25/2037, 1 mo. USD LIBOR + 0.240%(1)	602,034
6,593	4.69%, 11/21/2034(4)	6,781
	Residential Funding Mortgage Securities, Inc.
146,979	4.56%, 02/25/2036(4)	136,759
316,961	6.00%, 07/25/2037	311,269
	Structured Adjustable Rate Mortgage Loan Trust
403,166	4.32%, 06/25/2035(4)	364,343
	WaMu Mortgage Pass-Through Certificates Trust
455,958	2.08%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(1)	445,287

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	$624,470	2.98%, 11/25/2046, 12 mo. USD MTA + 0.830%(1)	$588,160
			9,453,900
		Total Asset & Commercial Mortgage Backed Securities
		(cost $17,260,099)	$17,823,999
Foreign Government Obligations - 2.0%
		Argentina - 0.0%
		Argentina POM Politica Monetaria
ARS	18,856,000	53.32%, 06/21/2020(1)(4)	212,336
		Brazil - 0.7%
		Brazil Notas do Tesouro Nacional
BRL	13,033,852	6.00%, 08/15/2022(5)	3,366,756
		Colombia - 0.4%
		Colombian TES
COP 5,345,497,854		4.75%, 02/23/2023(5)	1,723,876
		Russia - 0.7%
		Russian Federal Inflation Linked Bond - OFZ
RUB	238,860,803	2.50%, 08/16/2023(5)	3,704,841
		South Africa - 0.2%
		South Africa Government Bond - CPI Linked
ZAR	22,247,910	1.88%, 02/28/2033(5)	1,185,365
		Total Foreign Government Obligations
		(cost $11,853,582)	$10,193,174
Senior Floating Rate Interests - 4.9%(6)
		Advertising - 0.1%
		Clear Channel Outdoor Holdings, Inc.
	$224,438	5.15%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	225,068
		Aerospace/Defense - 0.2%
		Circor International, Inc.
	158,257	5.18%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$158,504
		TransDigm, Inc.
	584,918	4.15%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	584,187
			742,691
		Airlines - 0.1%
		American Airlines, Inc.
	320,100	3.65%, 04/28/2023, 1 mo. USD LIBOR + 2.000%	319,473
		Kestrel Bidco, Inc.
	100,000	4.68%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	100,556
			420,029
		Auto Manufacturers - 0.0%
		Navistar International Corp.
	102,900	5.17%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	102,977
		Auto Parts & Equipment - 0.1%
		Adient U.S. LLC
	109,450	6.18%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	109,496
		Altra Industrial Motion Corp.
	92,855	3.65%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	93,040
		Panther BF Aggregator L.P.
	124,688	5.16%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	125,405
			327,941
		Chemicals - 0.2%
		Axalta Coating Systems U.S. Holdings, Inc.
	98,790	3.70%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	98,687
		Cabot Microelectronics Corp.
	115,273	3.69%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	115,778
		CTC AcquiCo GmbH
EUR	97,643	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	107,020
		Element Solutions, Inc.
	$99,002	3.65%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	99,342

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Minerals Technologies, Inc.
	$301,583	3.96%, 02/14/2024, 1 mo. USD LIBOR + 2.250%	$302,054
		Tronox Finance LLC
	80,841	4.52%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	80,828
		Univar, Inc.
	100,000	3.65%, 07/01/2026	100,354
	65,933	3.90%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	66,036
		WR Grace & Co.
	138,250	3.70%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	138,665
			1,108,764
		Commercial Services - 0.4%
		Belron Finance U.S. LLC
	100,000	4.27%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	100,313
		Blackhawk Network Holdings, Inc.
	197,495	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	197,460
		Dun & Bradstreet Corp.
	100,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	100,525
		KAR Auction Services, Inc.
	99,750	3.94%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	100,415
		Quikrete Holdings, Inc.
	139,423	4.15%, 02/01/2027, 1 mo. USD LIBOR + 2.750%	139,423
		Russell Investments U.S. Inst'l Holdco, Inc.
	199,613	4.90%, 06/01/2023, 3 mo. USD LIBOR + 3.250%	199,563
		Tempo Acquisition LLC
	282,750	4.40%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	283,369
		Trans Union LLC
	136,979	3.40%, 11/16/2026	137,396
		United Rentals, Inc.
	478,938	3.40%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	480,820
		Verisure Holding AB
EUR	135,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	150,527
			1,889,811
		Construction Materials - 0.1%
		Brookfield WEC Holdings, Inc.
	$148,500	4.65%, 08/01/2025	148,732
		Hamilton Holdco LLC
	98,503	3.95%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	98,503
			247,235
		Distribution/Wholesale - 0.1%
		American Builders & Contractors Supply Co., Inc.
	486,780	3.65%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	487,082
		Diversified Financial Services - 0.2%
		AlixPartners LLP
	194,500	4.15%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	194,379
		Crown Finance U.S., Inc.
	106,221	3.90%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	105,159
		Delos Finance S.a.r.l.
	350,000	3.70%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	350,875
		FinCo I LLC
	118,703	3.65%, 12/27/2022, 1 mo. USD LIBOR + 2.000%	119,021
		Nets Holding A/S
EUR	97,014	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	107,607
		Victory Capital Holdings, Inc.
	$85,182	4.10%, 07/01/2026	85,693
			962,734
		Electrical Components & Equipment - 0.1%
		Virgin Media Bristol LLC
	670,000	4.18%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	669,833
		Electronics - 0.1%
		Pitney Bowes, Inc.
	125,000	0.00%, 01/17/2025, 1 mo. USD LIBOR + 4.000%(7)	124,219

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Resideo Funding, Inc.
	$99,000	4.20%, 10/24/2025, 3 mo. USD LIBOR + 2.000%	$98,567
			222,786
		Energy-Alternate Sources - 0.0%
		AES Corp.
	4,035	3.66%, 05/31/2022, 3 mo. USD LIBOR + 1.750%	4,055
		BCP Renaissance Parent LLC
	182,225	5.45%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	164,686
			168,741
		Engineering & Construction - 0.0%
		Brand Energy & Infrastructure Services, Inc.
	219,375	6.09%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	219,009
		Entertainment - 0.0%
		Wyndham Hotels & Resorts, Inc.
	143,188	3.40%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	144,005
		Environmental Control - 0.1%
		Advanced Disposal Services, Inc.
	123,525	3.82%, 11/10/2023, 1 Week USD LIBOR + 2.250%	123,511
		Clean Harbors, Inc.
	146,250	3.40%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	147,201
			270,712
		Food - 0.1%
		B&G Foods, Inc.
	99,750	4.15%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	99,958
		Froneri International plc
	160,000	0.00%, 01/29/2027(7)	160,400
		U.S. Foods, Inc.
	114,713	3.65%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	115,077
			375,435
		Food Service - 0.0%
		Aramark Services, Inc.
	93,266	3.40%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	93,523
	100,000	3.47%, 01/15/2027	100,125
			193,648
		Gas - 0.0%
		Messer Industries GmbH
	99,250	4.45%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	99,250
		Healthcare-Services - 0.2%
		Gentiva Health Services, Inc.
	133,090	4.94%, 07/02/2025	133,423
		IQVIA, Inc.
EUR	162,525	2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	181,375
		MPH Acquisition Holdings LLC
	$277,248	4.70%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	272,188
		Universal Health Services, Inc.
	247,165	3.40%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	248,813
		Zelis Healthcare Corp.
	250,000	6.40%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	251,720
			1,087,519
		Household Products - 0.0%
		Revlon Consumer Products Corp.
	101,588	5.41%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	79,408
		Reynolds Consumer Products, Inc.
	100,000	0.00%, 01/29/2027(7)	100,417
			179,825
		Insurance - 0.2%
		Asurion LLC
	669,618	4.65%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	670,121
		Hub International Ltd.
	211,775	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	211,127

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Sedgwick Claims Management Services, Inc.
$178,200	4.90%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	$178,136
149,250	5.65%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	150,090
		1,209,474
	IT Services - 0.1%
	Science Applications International Corp.
246,875	3.40%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	248,161
	Leisure Time - 0.2%
	Caesars Resort Collection LLC
436,258	4.40%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	435,809
	Eldorado Resorts LLC
74,155	3.94%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	74,085
	Golden Entertainment, Inc.
246,075	4.67%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	246,382
	Penn National Gaming, Inc.
99,000	3.90%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	99,330
		855,606
	Lodging - 0.1%
	Boyd Gaming Corp.
115,979	3.81%, 09/15/2023, 1 week USD LIBOR + 2.250%	116,234
	Caesars Entertainment Operating Co.
223,667	3.65%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	223,823
	Station Casinos LLC
150,000	0.00%, 01/31/2027	150,000
165,694	4.15%, 06/08/2023, 1 mo. USD LIBOR + 2.500%	165,652
		655,709
	Machinery - Construction & Mining - 0.0%
	Pike Corp.
83,184	4.90%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	83,670
	Media - 0.3%
	Altice Financing S.A.
117,300	4.41%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	115,980
	AVSC Holding Corp.
196,746	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	195,762
	Charter Communications Operating LLC
289,603	3.40%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	290,637
	CSC Holdings LLC
293,573	3.93%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	293,782
188,100	3.93%, 01/15/2026, 1 mo. ICE LIBOR + 2.250%	188,277
	Gray Television, Inc.
161,432	4.28%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	162,037
	ION Media Networks, Inc.
223,748	4.69%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	223,934
	MTN Infrastructure TopCo, Inc.
99,242	4.65%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	99,284
	Nexstar Broadcasting, Inc.
164,588	4.53%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	165,246
	Terrier Media Buyer, Inc.
120,000	6.15%, 12/17/2026	120,870
		1,855,809
	Miscellaneous Manufacturing - 0.1%
	H.B. Fuller Co.
140,287	3.66%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	140,335
	USI, Inc.
244,375	4.95%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	243,336
		383,671
	Oil & Gas - 0.0%
	NorthRiver Midstream Finance L.P.
103,688	5.16%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	103,039
	Oil & Gas Services - 0.1%
	Buckeye Partners L.P.
100,000	4.53%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	100,792

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Lower Cadence Holdings LLC
$99,500	5.65%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	$96,951
	UGI Energy Services LLC
378,100	5.40%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	378,572
		576,315
	Packaging & Containers - 0.2%
	Berry Global, Inc.
199,000	3.78%, 07/01/2026	199,726
	Flex Acquisition Co., Inc.
145,628	4.91%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	143,687
	Reynolds Group Holdings, Inc.
692,116	4.40%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	692,670
		1,036,083
	Pharmaceuticals - 0.2%
	Bausch Health Companies, Inc.
170,000	4.42%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	170,496
93,238	4.67%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	93,564
	Catalent Pharma Solutions, Inc.
99,250	3.90%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	99,622
	Endo Luxembourg Finance Co., S.a r.l.
360,750	5.94%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	347,222
	IQVIA, Inc.
266,679	3.70%, 03/07/2024, 3 mo. USD LIBOR + 2.000%	267,735
	Sunshine Luxembourg S.a.r.l.
165,000	6.20%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	165,596
		1,144,235
	Real Estate - 0.1%
	KFC Holding Co.
179,045	3.41%, 04/03/2025, 1 mo. USD LIBOR + 1.750%	179,525
	VICI Properties LLC
219,545	3.41%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	219,574
		399,099
	REITS - 0.0%
	MGM Growth Properties Operating Partnership L.P.
186,879	3.57%, 03/21/2025, 1 mo. USD LIBOR + 2.000%	187,112
	Retail - 0.2%
	B.C. Unlimited Liability Co.
111,752	3.40%, 11/19/2026	111,556
	Bass Pro Group LLC
195,500	6.65%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	194,605
	Coty, Inc.
275,672	3.94%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	272,745
	Michaels Stores, Inc.
309,070	4.15%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	297,944
	Staples, Inc.
127,733	6.78%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	125,306
		1,002,156
	Semiconductors - 0.1%
	Entegris, Inc.
153,450	3.65%, 11/06/2025, 1 mo. USD LIBOR + 2.000%	153,961
	Microchip Technology, Inc.
71,861	3.65%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	72,026
	ON Semiconductor Corp.
101,998	3.65%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	102,394
		328,381
	Software - 0.5%
	Almonde, Inc.
153,210	5.28%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	151,424
	Change Healthcare Holdings LLC
187,169	4.15%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	187,139
	Go Daddy Operating Co. LLC
168,748	3.40%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	168,959

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Infor U.S., Inc.
$550,568	4.70%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	$550,915
	MA FinanceCo. LLC
17,882	4.15%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	17,752
	Seattle Spinco, Inc.
120,758	4.15%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	119,883
	SS&C Technologies Holdings Europe S.a.r.l.
37,935	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	37,927
	SS&C Technologies, Inc.
260,509	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	260,286
	Ultimate Software Group, Inc.
99,750	5.40%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	100,108
	Verint Systems, Inc.
204,750	3.84%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	205,774
	WEX, Inc.
477,777	3.90%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	479,272
		2,279,439
	Telecommunications - 0.3%
	Altice France S.A.
320,156	5.36%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	318,555
	Ciena Corp.
148,252	0.00%, 09/26/2025, 1 mo. USD LIBOR + 2.000%	148,870
	Level 3 Financing, Inc.
252,996	3.40%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	252,427
	Liberty Latin America Ltd.
100,000	6.68%, 10/22/2026, 1 mo. USD LIBOR + 5.000%	101,125
	Sprint Communications, Inc.
427,900	4.19%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	418,272
	Zayo Group LLC
100,095	3.90%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	100,101
		1,339,350
	Transportation - 0.1%
	B.C. Unlimited Liability Co.
48,951	5.95%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	49,155
	Dynasty Acquisition Co., Inc.
91,049	5.95%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	91,429
	Genesee & Wyoming, Inc.
500,000	3.91%, 12/30/2026	502,290
		642,874
	Total Senior Floating Rate Interests
	(cost $24,497,211)	$24,475,278
U.S. Government Agencies - 13.3%
	Mortgage-Backed Agencies - 13.3%
	FHLMC - 0.5%
$1,150,000	4.01%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	$1,165,029
1,031,774	5.91%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(1)	1,118,789
		2,283,818
	FNMA - 0.2%
$1,206,803	4.06%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	$1,222,439
	GNMA - 6.3%
$30,800,000	3.00%, 02/01/2050(8)	$31,675,875
	UMBS - 6.3%
$30,800,000	3.00%, 02/15/2050(8)	$31,498,091
	Total U.S. Government Agencies
	(cost $66,298,218)	$66,680,223

U.S. Government Securities - 88.5%

U.	S. Treasury Securities - 88.5%
U.	S. Treasury Bonds - 6.1%

912,669	1.00%, 02/15/2048(5)	$1,088,331
26,253,942	2.38%, 01/15/2025(5)	29,602,006
		30,690,337

	The Hartford Inflation Plus Fund

	Schedule of Investments – (continued)
	January 31, 2020 (Unaudited)

		U.S. Treasury Notes - 82.4%
	$129,753,575	0.13%, 04/15/2021(5)			$129,462,163
	59,082,133	0.13%, 07/15/2026(5)			60,439,185
	4,848,767	0.25%, 01/15/2025(5)			4,958,277
	16,063,370	0.38%, 07/15/2025(5)(9)			16,629,028
	16,946,292	0.38%, 01/15/2027(5)			17,572,072
	51,449,778	0.50%, 01/15/2028(5)(10)(11)			54,054,684
	90,306,728	0.63%, 01/15/2026(5)			94,636,288
	27,230,871	0.75%, 07/15/2028(5)			29,367,751
	5,638,228	0.88%, 01/15/2029(5)			6,145,709
	265,000	2.75%, 09/30/2020(9)			267,019
					413,532,176
		Total U.S. Government Securities
		(cost $429,909,192)			$444,222,513
		Total Long-Term Investments
		(cost $549,818,302)			$563,395,187
Short	-Term Investments - 0.6%
		Other Investment Pools & Funds - 0.6%
	2,864,411	Fidelity Institutional Government Fund, Institutional Class, 1.48%(12)			2,864,411
		Total Short-Term Investments
		(cost $2,864,411)			$2,864,411
		Total Investments Excluding Purchased Options
		(cost $552,682,713)	112.9	% $	566,259,598
		Total Purchased Options
		(cost $72,770)	0.0	% $	38,608
		Total Investments
		(cost $552,755,483)	112.9	% $	566,298,206
		Other Assets and Liabilities	(12.9)%		(64,588,215)

		Total Net Assets	100.0	% $	501,709,991

	Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $8,702,281, representing 1.7% of net assets.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(6)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2020.
(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	Represents or includes a TBA transaction.
(9)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2020, the market value of securities pledged was $889,356.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(10)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2020, the market value of securities pledged was $625,124.
(11)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2020, the market value of securities pledged was $1,917,400.
(12)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2020

Exercise	Pay/	Premiums
Price/FX Receive	Paid	Unrealized
Counter- Rate/	Floating Expiration	Number of	Market (Received) Appreciation/
Description	party	Rate	Rate	Date	Notional Amount Contracts	Value †	by Fund	(Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BOA	1.70% Pay	11/23/20	USD 2,905,000	2,905,000	$38,608	$72,770	$(34,162)

Total purchased swaption contracts	$38,608	$72,770	$	(34,162)

* Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2020
Value and
Number	Current	Unrealized
of	Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	39	03/31/2020	$8,438,016	$	30,384
U.S. Treasury 10-Year Note Future	209	03/20/2020	27,516,156	473,755
Total	$	504,139
Short position contracts:
U.S. Treasury 5-Year Note Future	330	03/31/2020	$39,705,703	$(290,466)
U.S. Treasury 10-Year Ultra Future	97	03/20/2020	14,128,656	(310,998)
U.S. Treasury Ultra Bond Future	7	03/20/2020	1,355,813	(35,981)

Total	$	(637,445)

Total futures contracts	$	(133,306)

OTC Credit Default Swap Contracts Outstanding at January 31, 2020

Periodic	Upfront	Upfront	Unrealized
Counter- Notional	(Pay)/Receive Expiration Payment Premiums Premiums	Market	Appreciation/
Reference Entity	party Amount (a) Fixed Rate	Date Frequency	Paid	Received	Value †	(Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.1
2	MSC USD	1,605,000	1.00%	08/17/61	Monthly	$946	$	—$	(3,609	) $	(4,555)
CMBX.NA.AAA.1
2	MSC USD	5,270,000	1.00%	08/17/61	Monthly	984	—	(11,850)	(12,834)

Total	$1,930	$	— $	(15,459)	$(17,389)

Total traded indices	$1,930	$—	$(15,459)	$(17,389)

Total OTC contracts	$1,930	$—	$(15,459)	$(17,389)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Inflation Plus Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at January 31, 2020

Payments	Periodic	Upfront	Upfront	Unrealized
Counter- Payments made	received by	Notional	Expiration	Payment Premiums	Premiums	Appreciation/
party	by Fund	Fund	Amount	Date	Frequency	Paid	Received	Value †	(Depreciation)
BCLY 2.00% Fixed	CPURNSA	USD	12,310,000	01/15/22	At Maturity $	—	$—	$(189,722	) $	(189,722)
BCLY 2.29% Fixed CPURNSA	USD	25,572,000	01/15/22	At maturity	—	—	(554,900)	(554,900)
BOA 2.12% Fixed CPURNSA	USD	8,580,000	01/15/24	At maturity	—	—	(202,150)	(202,150)

Total	$—	$—	$(946,772)	$(946,772)

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2020

Payments	Periodic	Upfront	Upfront	Unrealized
Payments made by	received by	Expiration Payment Premiums Premiums	Appreciation/
Fund	Fund	Notional Amount	Date	Frequency	Paid	Received	Value †	(Depreciation)
12 Mo. Federal Funds
Rate	1.00% Fixed	USD	13,439,000	08/22/24	Annual$	—	$—	$109,160	$109,160
12 Mo. Federal Funds
Rate	1.00% Fixed	USD	9,012,000	09/06/26	Annual	—	—	72,730	72,730
12 Mo. Federal Funds
Rate	1.00% Fixed	USD	3,322,000	09/29/26	Annual	67,088	—	41,723	(25,365)
3 Mo. USD
1.00% Fixed	LIBOR	USD	6,700,000	04/09/24	Semi-Annual	—	—	(323,035)	(323,035)
3 Mo. USD
1.00% Fixed	LIBOR	USD	6,965,000	04/09/24	Semi-Annual	—	—	(336,881)	(336,881)
3 Mo. USD
1.00% Fixed	LIBOR	USD	1,705,000	10/29/29	Semi-Annual	—	—	(48,069)	(48,069)
3 Mo. USD
1.00% Fixed	LIBOR	USD	1,285,000	10/30/29	Semi-Annual	—	—	(41,703)	(41,703)
3 Mo. USD
1.00% Fixed	LIBOR	USD	1,300,000	10/30/29	Semi-Annual	—	—	(42,741)	(42,741)
3 Mo. USD LIBOR	1.00% Fixed	USD	7,150,000	04/09/24	Semi-Annual	—	—	(345,045)	(345,045)
3 Mo. USD LIBOR	1.00% Fixed	USD	9,540,000	04/09/24	Semi-Annual	—	—	(459,544)	(459,544)
3 Mo. USD LIBOR	1.00% Fixed	USD	880,000	10/29/29	Semi-Annual	—	—	(24,395)	(24,395)

Total	$67,088	$—	$(1,397,800)	$(1,464,888)

Bond Forward Contracts Outstanding at January 31, 2020
Unrealized
Reference	Notional	Expiration	Appreciation/
Counterparty	Obligation	Amount	Date	(Depreciation)
BOA	U.S. Treasury Bonds(5), 0.13%, 07/15/2026	USD	9,086,302	02/28/2020	$	67,771
GSC	U.S. Treasury Bonds(5), 0.38%, 07/15/2025	USD	28,717,785	02/28/2020	206,108
MSC	U.S. Treasury Bonds(5), 0.63%, 01/15/2026	USD	20,434,995	02/28/2020	125,611

Total	$399,490

Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description	Amount and Description
of Currency to be	of Currency to be	Settlement
Purchased	Sold	Counterparty	Date	Appreciation	Depreciation
3,310,858	USD	14,019,000	BRL	DEUT	03/18/20	$45,781	$	—
1,634,218	USD	5,620,240,000	COP	UBS	03/18/20	—	(4,287)
656,762	USD	595,000	EUR	CBK	02/28/20	—	(4,217)
3,526,015	USD	228,953,000	RUB	BCLY	03/18/20	—	(34,840)
1,277,817	USD	19,012,000	ZAR	GSC	03/18/20	19,185	—
Total	$64,966	$(43,344)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY

Barclays

The Hartford Inflation Plus Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

BOA CBK DEUT GSC MSC UBS Currency Abbreviations: ARS BRL COP EUR RUB USD ZAR Index Abbreviations: CMBX.NA CMT CPURNSA ICE MTA Other Abbreviations: CMO EURIBOR FHLMC FNMA GNMA LIBOR OTC TBA

Banc of America Securities LLC Citibank NA

Deutsche Bank Securities, Inc. Goldman Sachs & Co. Morgan Stanley UBS AG

Argentine Peso Brazilian Real Colombian Peso Euro Russian Ruble United States Dollar South African Rand

Markit Commercial Mortgage Backed North American Constant Maturity Treasury Index Consumer Price All Urban Non-Seasonally Adjusted Intercontinental Exchange, Inc.

Monthly Treasury Average Index

Collateralized Mortgage Obligation Euro Interbank Offered Rate Federal Home Loan Mortgage Corp. Federal National Mortgage Association Government National Mortgage Association London Interbank Offered Rate Over-the-Counter To Be Announced

The Hartford Inflation Plus Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2 Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities		$17,823,999	$—	$17,823,999	$—
Foreign Government Obligations		10,193,174	—	10,193,174	—
Senior Floating Rate Interests		24,475,278	—	24,475,278	—
U.S. Government Agencies		66,680,223	—	66,680,223	—
U.S. Government Securities		444,222,513	—	444,222,513	—
Short-Term Investments		2,864,411	2,864,411	—	—
Purchased Options		38,608	—	38,608	—
Bond Forward Contracts(2)		399,490	—	399,490	—
Foreign Currency Contracts(2)		64,966	—	64,966	—
Futures Contracts(2)		504,139	504,139	—	—
Swaps - Interest Rate(2)		181,890	—	181,890	—

Total		$567,448,691	$3,368,550	$564,080,141	$—
Liabilities
Foreign Currency Contracts(2)		$(43,344)	$—	$(43,344)	$—
Futures Contracts(2)		(637,445)	(637,445)	—	—
Swaps - Credit Default(2)		(17,389)	—	(17,389)	—
Swaps - Interest Rate(2)		(2,593,550)	—	(2,593,550)	—
Total		$(3,291,728)	$(637,445)	$(2,654,283)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford International Equity Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.0%
	Argentina - 0.3%
3,648	MercadoLibre, Inc.*	$2,418,624
57,281	YPF S.A. ADR	537,869
		2,956,493
	Australia - 1.2%
112,087	BHP Group Ltd.	2,874,347
58,677	Commonwealth Bank of Australia	3,322,144
384,209	Goodman Group REIT	3,803,633
14,981	Northern Star Resources Ltd.	129,049
493,151	Resolute Mining Ltd.*	387,345
374,079	Western Areas Ltd.	633,026
		11,149,544
	Austria - 0.1%
66,441	Zumtobel Group AG*	652,124
	Belgium - 0.9%
28,615	Ageas	1,577,875
105,018	AGFA-Gevaert N.V.*	516,196
57,847	bpost S.A.	576,469
51,972	Groupe Bruxelles Lambert S.A.	5,222,855
38,944	Orange Belgium S.A.	792,120
		8,685,515
	Brazil - 2.3%
2	Banco Inter S.A.(1)	8
820,200	Cogna Educacao	2,225,453
328,645	EcoRodovias Infraestrutura e Logistica S.A.*	1,360,593
359,910	Even Construtora e Incorporadora S.A.*	1,405,990
331,936	Localiza Rent a Car S.A.	4,156,757
127,694	Lojas Renner S.A.	1,712,983
144,269	Pagseguro Digital Ltd. Class A*	4,687,300
99,854	Petroleo Brasileiro S.A. ADR	1,408,940
281,192	Vale S.A. ADR	3,298,382
53,094	XP, Inc. Class A*	2,131,193
		22,387,599
	Canada - 5.7%
306,172	Advantage Oil & Gas Ltd.*(2)	511,289
83,775	ARC Resources Ltd.(2)	444,386
41,451	Bank of Montreal	3,161,289
60,295	Bank of Nova Scotia	3,293,126
107,508	Barrick Gold Corp.	1,991,099
62,535	Cameco Corp.	504,193
80,583	Canadian National Railway Co.	7,530,376
23,669	CCL Industries, Inc. Class B	998,161
114,395	Centerra Gold, Inc.*	916,266
52,624	CGI, Inc.*	4,029,311
61,029	Descartes Systems Group, Inc.*	2,736,021
78,149	Eldorado Gold Corp.*	568,925
81,978	IAMGOLD Corp.*	242,655
87,149	Imperial Oil Ltd.	2,066,447
57,559	Intact Financial Corp.	6,235,631
201,833	Kinross Gold Corp.*	1,023,293
50,969	Northern Dynasty Minerals Ltd.*(2)	21,568
198,429	Painted Pony Energy Ltd.*(2)	85,465
57,460	Royal Bank of Canada	4,540,703
290,300	SEMAFO, Inc.*	612,012
143,833	Smart REIT	3,413,779
326,811	StorageVault Canada, Inc.	923,586
17,189	TC Energy Corp.	942,576
64,224	Toronto-Dominion Bank	3,549,451
47,896	Tourmaline Oil Corp.	483,158
281,412	Trican Well Service Ltd.*(2)	221,149
425,286	Tricon Capital Group, Inc.	3,502,809

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

124,973	Uranium Participation Corp.*	$363,568
		54,912,292
	Chile - 0.2%
235,478	Empresas COPEC S.A.	2,100,717
	China - 7.7%
1,987,910	361 Degrees International Ltd.	311,410
91,288	Alibaba Group Holding Ltd.*	2,355,486
56,543	Alibaba Group Holding Ltd. ADR*	11,681,218
736,503	AMVIG Holdings Ltd.	175,435
6,995,932	Bank of China Ltd. Class H	2,706,214
2,472,390	China BlueChemical Ltd. Class H	524,365
2,493,419	China Longyuan Power Group Corp. Ltd. Class H	1,474,267
1,338,345	China Machinery Engineering Corp. Class H	497,487
4,038,424	China Telecom Corp. Ltd. Class H	1,571,294
930,000	CNOOC Ltd.	1,392,245
1,556,305	CSPC Pharmaceutical Group Ltd.	3,413,699
2,367,042	Daphne International Holdings Ltd.*	38,401
1,752,913	Dongfeng Motor Group Co., Ltd. Class H	1,309,917
56,496	GSX Techedu, Inc. ADR*	1,846,854
755,369	Guangdong Tapai Group Co., Ltd. Class A	1,184,451
4,620,179	Industrial & Commercial Bank of China Ltd. Class H	3,066,751
166,634	Jiangsu Hengrui Medicine Co., Ltd. Class A	2,073,483
567,000	Kingsoft Corp. Ltd.*(2)	1,713,524
395,120	Livzon Pharmaceutical Group, Inc. Class A	2,143,974
227,480	Midea Group Co., Ltd. Class A	1,726,741
500,116	Ping An Insurance Group Co., of China Ltd. Class H	5,655,237
326,487	Sunny Optical Technology Group Co., Ltd.	5,188,010
300,960	Tencent Holdings Ltd.	14,352,834
83,504	Trip.com Group Ltd. ADR*	2,682,984
17,000	Venus MedTech Hangzhou, Inc. Class H*(1)	88,977
150,245	Wuxi Biologics Cayman, Inc.*(1)	1,900,279
40,713	Zai Lab Ltd. ADR*	2,075,956
		73,151,493
	Cyprus - 0.0%
12,677	TCS Group Holding plc GDR	301,713
	Denmark - 0.6%
1,392	AP Moller - Maersk A/S Class B	1,664,503
56,278	D/S Norden A/S(2)	759,656
3,078	Drilling Co.*	171,781
32,931	DSV A/S	3,575,277
		6,171,217
	Finland - 0.2%
460,584	Nokia Oyj	1,792,916
	France - 9.5%
44,652	Accor S.A.	1,833,773
29,856	Airbus SE	4,384,770
41,450	Alstom S.A.	2,196,860
89,331	AXA S.A.	2,375,450
53,943	BNP Paribas S.A.	2,862,621
59,954	Capgemini SE	7,445,726
155,793	Cie de Saint-Gobain	5,877,813
41,330	Criteo S.A. ADR*	636,069
106,912	Danone S.A.	8,555,572
172,667	Engie S.A.	2,972,170
18,094	Imerys S.A.	781,096
12,938	L'Oreal S.A.	3,598,649
6,430	LVMH Moet Hennessy Louis Vuitton SE	2,800,086
52,626	Metropole Television S.A.	876,640
293,770	Orange S.A.	4,152,723
25,830	Pernod Ricard S.A.	4,472,125
40,645	Quadient	977,709
31,842	Renault S.A.	1,245,444
143,116	Rexel S.A.	1,711,967

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

29,159	Safran S.A.	$4,701,512
53,408	Schneider Electric SE	5,326,191
74,004	Societe Generale S.A.	2,394,744
1,961	Sopra Steria Group	313,061
138,146	Television Francaise 1 S.A.	1,040,040
16,455	Thales S.A.	1,805,626
134,995	Total S.A.	6,573,000
11,283	UBISOFT Entertainment S.A.*	855,720
17,094	Vicat S.A.	713,772
62,785	Vinci S.A.	6,955,890
		90,436,819
	Germany - 4.2%
38,371	Allianz SE	9,160,824
139,828	CECONOMY AG*	722,763
50,020	Daimler AG	2,316,277
73,038	Deutsche Lufthansa AG	1,112,635
85,500	E.ON SE	968,799
14,920	Hamburger Hafen und Logistik AG	367,176
183,003	Infineon Technologies AG	3,931,443
17,426	Merck KgaA	2,234,526
28,783	Metro AG	400,486
26,537	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,824,174
8,608	Rheinmetall AG	920,587
33,457	RWE AG	1,159,859
49,723	Salzgitter AG	832,541
12,739	Volkswagen AG	2,285,538
52,194	Vonovia SE	2,979,030
62,776	Zalando SE*(1)	3,005,709
		40,222,367
	Greece - 0.3%
110,066	Hellenic Telecommunications Organization S.A.	1,643,792
79,489	OPAP S.A.	989,802
		2,633,594
	Hong Kong - 3.4%
801,857	AIA Group Ltd.	7,945,557
466,068	China Gas Holdings Ltd.	1,841,160
216,543	China Mobile Ltd.	1,779,908
792,000	China Overseas Land & Investment Ltd.	2,545,827
2,127,099	China Unicom Hong Kong Ltd.	1,774,467
216,000	CST Group Ltd.*	668
164,719	Dah Sing Financial Holdings Ltd.	592,191
20,354,672	G-Resources Group Ltd.*	135,930
347,000	Galaxy Entertainment Group Ltd.	2,270,971
1,495,117	Hong Kong & China Gas Co., Ltd.	2,861,173
98,419	Hong Kong Exchanges & Clearing Ltd.	3,233,796
80,148	Melco Resorts & Entertainment Ltd. ADR	1,616,585
4,194,644	Pacific Basin Shipping Ltd.	752,377
996,267	Sands China Ltd.	4,804,303
		32,154,913
	Hungary - 0.3%
504,438	Magyar Telekom Telecommunications plc	752,029
35,444	OTP Bank Nyrt	1,641,836
		2,393,865
	India - 1.6%
296,131	Allahabad Bank*	72,832
239,337	Canara Bank*	676,454
4,119	Eicher Motors Ltd.	1,167,240
80,221	HDFC Bank Ltd. ADR	4,595,059
208,297	ICICI Bank Ltd.	1,534,813
114,302	ICICI Bank Ltd. ADR	1,666,523
222,683	ICICI Securities Ltd.(1)	1,465,660
89,872	Kotak Mahindra Bank Ltd.	2,126,266
1,226,202	Nava Bharat Ventures Ltd.	1,222,071

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

88,045	NTPC Ltd.	$139,241
186,254	Zee Entertainment Enterprises Ltd.	702,523
		15,368,682
	Indonesia - 0.4%
893,857	Bank Central Asia Tbk PT	2,112,202
3,081,747	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	265,181
1,937,526	Semen Indonesia Persero Tbk PT	1,687,929
		4,065,312
	Ireland - 1.7%
312,050	AIB Group plc	914,882
290,814	Bank of Ireland Group plc	1,416,330
1,612,587	Cairn Homes plc	2,181,895
63,913	CRH plc*	2,399,729
60,145	Experian plc	2,093,525
1,139,157	Glenveagh Properties plc*(1)	1,111,776
718,884	Hibernia plc REIT	1,105,828
16,823	Linde plc*	3,426,475
51,162	Smurfit Kappa Group plc	1,769,282
		16,419,722
	Italy - 2.1%
63,966	Assicurazioni Generali S.p.A.	1,246,420
164,964	BPER Banca	757,675
370,648	Davide Campari-Milano S.p.A.(2)	3,582,675
225,205	Eni S.p.A.	3,154,576
22,017	Ferrari N.V.	3,715,406
190,752	Geox S.p.A.(2)	226,785
75,752	Leonardo S.p.A.	930,688
75,575	Moncler S.p.A.	3,252,921
232,570	Saipem S.p.A.*	964,149
188,539	UniCredit S.p.A.	2,518,372
		20,349,667
	Japan - 15.6%
26,080	Aisan Industry Co., Ltd.	168,076
101,549	Aozora Bank Ltd.	2,736,324
131,080	Astellas Pharma, Inc.	2,316,199
57,050	Avex, Inc.	634,099
20,170	Benesse Holdings, Inc.	554,067
34,600	Canon, Inc.	907,361
23,750	Cawachi Ltd.	462,989
18,605	Central Japan Railway Co.	3,651,818
90,400	Chiyoda Corp.*	255,789
19,481	Chubu Steel Plate Co., Ltd.	126,001
27,870	Chugai Pharmaceutical Co., Ltd.	2,854,688
232,000	Citizen Watch Co., Ltd.	1,121,587
10,170	CMIC Holdings Co., Ltd.	159,955
44,860	Cosel Co., Ltd.	462,988
101,930	Dai-ichi Life Holdings, Inc.	1,512,762
50,370	DeNA Co., Ltd.	828,381
80,034	East Japan Railway Co.	7,047,116
39,558	Eisai Co., Ltd.	2,981,155
17,920	Enplas Corp.	481,086
45,010	Exedy Corp.	931,421
11,860	FANUC Corp.	2,160,060
43,525	Fuji Media Holdings, Inc.	591,792
11,165	Fujitsu Ltd.	1,180,505
92,020	Funai Electric Co., Ltd.*	547,262
15,085	Gendai Agency, Inc.	57,839
42,500	GMO Payment Gateway, Inc.	2,732,891
246,160	Gree, Inc.	1,033,527
44,940	Hisaka Works Ltd.	371,399
28,800	Hitachi Ltd.	1,096,920
127,620	Honda Motor Co., Ltd.	3,263,930
59,680	Ichiyoshi Securities Co., Ltd.	331,545

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

186,770	Inpex Corp.	$1,743,343
17,870	Japan Petroleum Exploration Co., Ltd.	438,865
427,286	Japan Post Bank Co., Ltd.	3,954,920
50,080	Japan Steel Works Ltd.	896,451
98,510	JGC Holdings Corp.	1,415,206
100,610	JSR Corp.	1,791,967
20,875	Kao Corp.	1,664,930
111,520	KDDI Corp.	3,370,029
89,330	Kirin Holdings Co., Ltd.	1,961,911
57,990	Kyoei Steel Ltd.	1,017,118
46,580	Maxell Holdings Ltd.	611,459
5,040	Melco Holdings, Inc.	121,363
18,410	Miraial Co., Ltd.	211,226
75,480	Mitsubishi Estate Co., Ltd.	1,478,235
35,731	Mitsubishi Heavy Industries Ltd.	1,303,373
192,090	Mitsubishi Motors Corp.	715,676
1,199,769	Mitsubishi UFJ Financial Group, Inc.	6,160,354
1,025,700	Mizuho Financial Group, Inc.	1,521,042
85,750	Nakayama Steel Works Ltd.	385,842
29,920	Neturen Co., Ltd.	230,951
64,600	Nexon Co., Ltd.	874,873
57,000	NGK Insulators Ltd.	955,700
108,625	Nichicon Corp.	981,420
88,150	Nikon Corp.	1,064,410
48,050	Nippon Chemi-Con Corp.	726,256
82,434	Nippon Television Holdings, Inc.	1,113,728
107,600	Nipro Corp.	1,225,045
76,700	Nishimatsuya Chain Co., Ltd.(2)	656,038
567,724	Nissan Motor Co., Ltd.	3,080,638
21,020	Nitto Denko Corp.	1,168,462
88,980	NOK Corp.	1,185,090
259,500	Nomura Holdings, Inc.	1,328,485
221,417	NTT DOCOMO, Inc.	6,290,985
22,730	Pacific Metals Co., Ltd.	425,587
383,980	Resona Holdings, Inc.	1,583,475
35,760	Sanyo Shokai Ltd.	406,414
77,120	Secom Co., Ltd.	6,767,482
18,850	Shimamura Co., Ltd.	1,416,262
28,037	Shin-Etsu Chemical Co., Ltd.	3,206,414
35,030	Shiseido Co., Ltd.	2,255,253
79,740	SoftBank Group Corp.	3,219,467
236,525	Sony Financial Holdings, Inc.	5,445,789
78,378	Sumitomo Mitsui Financial Group, Inc.	2,755,722
43,450	Sumitomo Mitsui Trust Holdings, Inc.	1,601,998
44,730	Sumitomo Riko Co., Ltd.	351,102
42,000	Suzuki Motor Corp.	1,921,741
25,420	Sysmex Corp.	1,818,553
314,544	T&D Holdings, Inc.	3,352,817
43,850	Tachi-S Co., Ltd.	510,664
72,740	Takeda Pharmaceutical Co., Ltd.	2,793,462
32,620	THK Co., Ltd.	813,247
140,200	Tochigi Bank Ltd.	255,107
59,090	Tokai Rika Co., Ltd.	1,004,244
28,920	Tokyo Seimitsu Co., Ltd.	1,006,238
134,330	Tokyo Steel Manufacturing Co., Ltd.	1,006,376
60,000	Toppan Forms Co., Ltd.	680,832
18,336	Toshiba Machine Co., Ltd.(2)	560,568
68,220	Toyo Engineering Corp.*	351,687
159,775	Toyo Tire Corp.	1,997,242
51,170	Toyoda Gosei Co., Ltd.	1,160,975
24,790	Toyota Boshoku Corp.	357,899
52,450	TV Asahi Holdings Corp.	1,000,457
69,640	Unipres Corp.	888,256
71,000	Xebio Holdings Co., Ltd.	755,272
43,850	Yamato Kogyo Co., Ltd.	1,062,345
1,300	Yodogawa Steel Works Ltd.	23,251

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

300,941	Z Holdings Corp	$1,195,319
		149,158,440
	Luxembourg - 0.1%
17,662	RTL Group S.A.	802,522
	Malaysia - 1.1%
784,813	CIMB Group Holdings Bhd	941,144
960,076	Kuala Lumpur Kepong Bhd	5,323,628
847,421	Public Bank Bhd	3,832,158
		10,096,930
	Netherlands - 4.8%
97,370	ABN Amro Bank N.V.(1)	1,694,769
4,066	Adyen N.V.*(1)	3,736,276
34,188	Akzo Nobel N.V.	3,226,236
14,008	ASML Holding N.V.	3,931,163
58,413	Fugro N.V.*(2)	613,476
88,022	Heineken N.V.	9,577,408
212,479	ING Groep N.V.	2,306,928
48,880	InterXion Holding N.V.*	4,254,026
128,539	Koninklijke Philips N.V.	5,886,756
84,512	NN Group N.V.	2,933,285
408,290	PostNL N.V.	755,067
73,687	Royal Dutch Shell plc Class A	1,935,047
175,205	Royal Dutch Shell plc Class B	4,603,792
		45,454,229
	New Zealand - 0.3%
341,851	a2 Milk Co., Ltd.*(2)	3,271,424
	Norway - 0.3%
63,390	Equinor ASA	1,144,036
445,621	Norsk Hydro ASA	1,392,719
		2,536,755
	Portugal - 0.4%
112,806	CTT-Correios de Portugal S.A.	366,139
207,937	Galp Energia SGPS S.A.	3,142,040
		3,508,179
	Russia - 1.8%
185,069	Gazprom PJSC ADR	1,297,266
42,382	LUKOIL PJSC ADR	4,312,130
230,524	Sberbank of Russia PJSC ADR	3,677,094
160,152	Surgutneftegas PJSC ADR	1,133,504
454,449	VEON Ltd.	1,177,023
133,435	Yandex N.V. Class A*	5,979,222
		17,576,239
	South Africa - 0.8%
150,357	Gold Fields Ltd.	973,363
223,440	Harmony Gold Mining Co., Ltd. ADR*	750,758
191,789	Impala Platinum Holdings Ltd.*	1,802,165
110,300	MTN Group Ltd.	590,479
927,622	Nampak Ltd.*	302,852
894,965	Petra Diamonds Ltd.*	112,271
296,029	Raubex Group Ltd.	467,855
271,906	Standard Bank Group Ltd.	2,836,187
		7,835,930
	South Korea - 2.8%
3,659	CJ CheilJedang Corp.	722,107
5,336	CJ Logistics Corp.*	648,331
117,367	DGB Financial Group, Inc.	635,429
62,331	KB Financial Group, Inc.	2,292,870
68,314	KT Corp.	1,445,779
1,783	LG Household & Health Care Ltd.	1,864,877
2,208	NCSoft Corp.	1,169,682
4,034	NHN Corp.*	253,464

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

239,871	Samsung Electronics Co., Ltd.	$11,113,940
38,730	Shinhan Financial Group Co., Ltd.	1,263,889
65,623	SK Hynix, Inc.	4,993,014
106,680	Tongyang Life Insurance Co., Ltd.	319,752
		26,723,134
	Spain - 2.4%
683,399	CaixaBank S.A.	1,997,418
171,532	Cellnex Telecom S.A.(1)	8,531,171
778,396	Iberdrola S.A.	8,516,694
8,826	Iberdrola S.A.*	96,612
85,949	Industria de Diseno Textil S.A.	2,890,213
113,656	Prosegur Cia de Seguridad S.A.	448,234
889,932	Unicaja Banco S.A.(1)	889,761
		23,370,103
	Sweden - 1.1%
221,225	Assa Abloy AB Class B	5,251,060
2,210	Klarna Holding AB(3)(4)(5)	519,735
220,926	Qliro Group AB*	162,019
623,598	SAS AB*	895,040
23,610	Spotify Technology S.A.*	3,336,093
		10,163,947
	Switzerland - 7.9%
39,561	Adecco Group AG	2,317,805
29,365	Alcon, Inc.*	1,734,819
45,495	Coca-Cola HBC AG*	1,671,130
110,482	GAM Holding AG*	341,014
7,782	Geberit AG	4,106,806
20,403	Implenia AG(2)	831,727
108,607	Julius Baer Group Ltd.*	5,426,835
19,572	Kuehne + Nagel International AG	3,163,262
43,347	LafargeHolcim Ltd.*	2,202,929
21,966	Nestle S.A.	2,422,687
129,581	Novartis AG	12,241,270
3,538	Partners Group Holding AG	3,238,876
24,732	Roche Holding AG	8,296,803
11,774	Schindler Holding AG	3,041,287
68,284	Swiss Prime Site AG*	8,336,464
10,598	Swisscom AG	5,814,734
32,504	Temenos AG*(2)	5,228,865
440,536	UBS Group AG*	5,471,287
		75,888,600
	Taiwan - 4.2%
1,568,880	Acer, Inc.	867,640
2,363,823	Cathay Financial Holding Co., Ltd.	3,163,905
1,232,850	Chunghwa Telecom Co., Ltd.	4,404,508
2,392,339	Compal Electronics, Inc.	1,440,575
825,254	Formosa Chemicals & Fibre Corp.	2,303,568
1,085,335	Formosa Plastics Corp.	3,332,747
457,451	Foxconn Technology Co., Ltd.	907,897
151,778	Globalwafers Co., Ltd.	1,957,805
580,228	Hon Hai Precision Industry Co., Ltd.	1,577,643
3,536,355	Innolux Corp.	1,016,657
444,810	MediaTek, Inc.	5,627,904
1,624,377	Nan Ya Plastics Corp.	3,722,992
172,691	Realtek Semiconductor Corp.	1,387,488
2,267,672	Shin Kong Financial Holding Co., Ltd.*	733,408
446,427	Taiwan Semiconductor Manufacturing Co., Ltd.	4,604,539
59,951	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,233,757
		40,283,033
	Thailand - 0.7%
710,093	Airports of Thailand PCL	1,606,081
1,682,748	CP ALL PCL	3,792,526
256,794	Kasikornbank PCL NVDR	1,148,724

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

400	Kasikornbank PCL	$1,803

		6,549,134
	Turkey - 0.1%
152,935	Anadolu Efes Biracilik Ve Malt Sanayii AS	631,865
92,683	Coca-Cola Icecek AS	717,376
		1,349,241
	United Kingdom - 9.3%
60,981	Anglo American plc	1,591,244
83,959	AstraZeneca plc	8,213,503
621,876	Aviva plc	3,258,935
402,308	Babcock International Group plc	3,127,986
282,910	BAE Systems plc	2,351,818
154,761	BHP Group plc	3,368,621
551,719	BP plc	3,321,405
113,251	British Land Co. plc REIT	828,244
692,477	BT Group plc	1,471,478
912,649	Centrica plc	1,022,452
89,010	Compass Group plc	2,200,523
157,901	Diageo plc	6,243,895
13,983	Go-Ahead Group plc	378,154
235,302	Halfords Group plc	508,642
361,131	Hays plc	738,532
444,756	HSBC Holdings plc	3,233,456
606,366	J Sainsbury plc	1,617,333
504,100	Kingfisher plc	1,353,386
76,548	Land Securities Group plc REIT	946,463
2,797,228	Lloyds Banking Group plc	2,088,226
342,019	Marks & Spencer Group plc	793,119
51,798	Mondi plc	1,053,922
693,665	National Grid plc	9,216,501
97,388	Pagegroup plc	587,191
84,331	Provident Financial plc	516,641
107,432	Prudential plc	1,910,181
46,914	Reckitt Benckiser Group plc	3,883,227
301,785	SIG plc	368,619
299,692	Smith & Nephew plc	7,210,859
364,014	Standard Chartered plc	3,026,936
106,258	SThree plc	512,145
471,294	Synthomer plc	2,102,277
24,075	Unilever N.V.	1,404,828
139,031	Unilever plc	8,293,383
		88,744,125
	United States - 0.6%
727,000	Allstar Co.(3)(4)(5)	290,800
202,061	DraftKings, Inc.*(3)(4)(5)	691,453
11,565	EPAM Systems, Inc.*	2,638,439
5,907	JAND, Inc. Class A(3)(4)(5)	95,870
54,198	Ovintiv, Inc.	844,460
16,188	Tory Burch LLC*(3)(4)(5)	1,050,593
		5,611,615
	Vietnam - 0.0%
350,910	Vincom Retail JSC	449,440
	Total Common Stocks
	(cost $883,329,618)	$927,679,584
Preferred Stocks - 0.2%
	Brazil - 0.2%
492,650	Gerdau S.A.	2,306,457
	Total Preferred Stocks
	(cost $2,059,313)	$2,306,457
Escrows - 0.0%(6)
	United States - 0.0%
46,766	One Kings Lane, Inc.*(3)(4)(5)	$7,483

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

28,813	Veracode, Inc.*(3)(4)(5)			15,674
	Total Escrows
	(cost $—)			$23,157
Convertible Preferred Stocks - 0.5%
	United States - 0.5%
5,648	Airbnb, Inc. Series E*(3)(4)(5)			737,855
135,133	Coupang LLC *(3)(4)(5)			787,825
243,469	Essence Group Holdings Corp. Series 3*(3)(4)(5)			613,542
13,926	Honest Co., Inc. Series C*(3)(4)(5)			458,722
13,190	JAND, Inc. Series D*(3)(4)(5)			214,997
38,688	Lookout, Inc. Series F*(3)(4)(5)			301,380
51,890	MarkLogic Corp. Series F*(3)(4)(5)			496,587
15,711	Rubicon Global Holdings LLC Series C*(3)(4)(5)			289,082
18,160	We Co. Series D1*(3)(4)(5)			264,635
15,935	We Co. Series D2*(3)(4)(5)			232,218
	Total Convertible Preferred Stocks
	(cost $3,467,765)			$4,396,843
	Total Long-Term Investments
	(cost $889,174,620)			$934,406,041
Short-Term Investments - 2.6%
	Other Investment Pools & Funds - 2.3%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
21,932,350	1.49%(7)			21,932,350
	Securities Lending Collateral - 0.3%
122,560	Citibank NA DDCA, 1.58%, 2/3/2020(7)			122,560
	Fidelity Investments Money Market Funds, Government Portfolio,
571,807	Institutional Class, 1.50%(7)			571,807
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
483,147	Class, 1.72%(7)			483,147
175,727	JPMorgan Prime Money Market Fund, 1.69%(7)			175,727
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
461,270	Class, 1.71%(7)			461,270
	State Street Institutional Liquid Reserves Fund, Institutional Class,
636,872	1.71%(7)			636,872
				2,451,383
	Total Short-Term Investments
	(cost $24,383,733)			$24,383,733
	Total Investments
	(cost $913,558,353)	100.3	% $	958,789,774
	Other Assets and Liabilities	(0.3)%		(2,488,322)

	Total Net Assets	100.0	% $	956,301,452

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $22,424,386, representing 2.3% of net assets.
(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

Hartford International Equity Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(3)	Investment valued using significant unobservable inputs.
(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $7,068,451, which represented 0.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,068,451 or 0.7% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
	Airbnb, Inc. Series E
06/2015	Convertible Preferred	5,648	$525,797	$737,855
08/2011	Allstar Co.	727,000	316,259	290,800
	Coupang LLC Convertible
11/2014	Preferred	135,133	420,685	787,825
12/2014	DraftKings, Inc.	202,061	298,156	691,453
	Essence Group Holdings
	Corp. Series 3 Convertible
05/2014	Preferred	243,469	384,997	613,542
	Honest Co., Inc. Series C
08/2014	Convertible Preferred	13,926	376,800	458,722
04/2015	JAND, Inc. Class A	5,907	67,844	95,870
	JAND, Inc. Series D
04/2015	Convertible Preferred	13,190	151,491	214,997
08/2015	Klarna Holding AB	2,210	242,394	519,735
	Lookout, Inc. Series F
07/2014	Convertible Preferred	38,688	441,937	301,380
	MarkLogic Corp. Series F
04/2015	Convertible Preferred	51,890	602,661	496,587
08/2014	One Kings Lane, Inc.	46,766	—	7,483
	Rubicon Global Holdings LLC
	Series C Convertible
09/2015	Preferred	15,711	313,599	289,082
11/2013	Tory Burch LLC	16,188	1,268,749	1,050,593
04/2017	Veracode, Inc.	28,813	—	15,674
	We Co. Series D1 Convertible
12/2014	Preferred	18,160	302,385	264,635
	We Co. Series D2 Convertible
12/2014	Preferred	15,935	265,336	232,218

			$5,979,090	$7,068,451

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2020
				Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
S&P/TSX 60 Index Future	58	03/19/2020	$9,041,408	$27,621
SPI 200 Future	78	03/19/2020	9,077,266	62,852

Total				$90,473

Total futures contracts				$90,473

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR

American Depositary Receipt

Hartford International Equity Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

DDCA GDR JSC NVDR PJSC PT REIT	Dollars on Deposit in Custody Account Global Depositary Receipt Joint Stock Company Non-Voting Depositary Receipt Private Joint Stock Company Perseroan Terbatas Real Estate Investment Trust

Hartford International Equity Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2 Level 3(1)
Assets
Common Stocks
Argentina		$2,956,493	$2,956,493	$—	$—
Australia		11,149,544	—	11,149,544	—
Austria		652,124	652,124	—	—
Belgium		8,685,515	1,308,316	7,377,199	—
Brazil		22,387,599	22,387,599	—	—
Canada		54,912,292	54,912,292	—	—
Chile		2,100,717	—	2,100,717	—
China		73,151,493	20,945,311	52,206,182	—
Cyprus		301,713	301,713	—	—
Denmark		6,171,217	759,656	5,411,561	—
Finland		1,792,916	—	1,792,916	—
France		90,436,819	2,226,481	88,210,338	—
Germany		40,222,367	—	40,222,367	—
Greece		2,633,594	—	2,633,594	—
Hong Kong		32,154,913	1,616,585	30,538,328	—
Hungary		2,393,865	—	2,393,865	—
India		15,368,682	7,176,178	8,192,504	—
Indonesia		4,065,312	265,181	3,800,131	—
Ireland		16,419,722	4,399,499	12,020,223	—
Italy		20,349,667	226,785	20,122,882	—
Japan		149,158,440	—	149,158,440	—
Luxembourg		802,522	—	802,522	—
Malaysia		10,096,930	—	10,096,930	—
Netherlands		45,454,229	5,009,093	40,445,136	—
New Zealand		3,271,424	—	3,271,424	—
Norway		2,536,755	—	2,536,755	—
Portugal		3,508,179	—	3,508,179	—
Russia		17,576,239	7,156,245	10,419,994	—
South Africa		7,835,930	1,633,736	6,202,194	—
South Korea		26,723,134	—	26,723,134	—
Spain		23,370,103	1,337,995	22,032,108	—
Sweden		10,163,947	3,498,112	6,146,100	519,735
Switzerland		75,888,600	—	75,888,600	—
Taiwan		40,283,033	3,233,757	37,049,276	—
Thailand		6,549,134	5,398,607	1,150,527	—
Turkey		1,349,241	—	1,349,241	—
United Kingdom		88,744,125	10,078,944	78,665,181	—
United States		5,611,615	3,482,899	—	2,128,716
Vietnam		449,440	—	449,440	—
Preferred Stocks		2,306,457	2,306,457	—	—
Escrows		23,157	—	—	23,157
Convertible Preferred Stocks		4,396,843	—	—	4,396,843
Short-Term Investments		24,383,733	24,383,733	—	—
Futures Contracts(2)		90,473	90,473	—	—
Total		$958,880,247	$187,744,264	$764,067,532	$7,068,451

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

The Hartford International Growth Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Australia - 0.3%
535,044	South32 Ltd.	$918,080
	Brazil - 0.9%
353,570	BR Malls Participacoes S.A.	1,519,098
41,447	Pagseguro Digital Ltd. Class A*	1,346,613
6,200	XP, Inc. Class A*	248,868
		3,114,579
	Canada - 2.9%
16,139	Canadian National Railway Co.	1,508,169
115,912	Dollarama, Inc.	3,949,276
34,634	Intact Financial Corp.	3,752,060
24,703	Magna International, Inc.	1,252,323
		10,461,828
	China - 13.6%
63,720	Alibaba Group Holding Ltd. ADR*	13,163,915
1,725,400	China Longyuan Power Group Corp. Ltd. Class H	1,020,165
15,908,150	China Tower Corp. Ltd. Class H(1)	3,288,364
1,066,000	CSPC Pharmaceutical Group Ltd.	2,338,233
137,530	ENN Energy Holdings Ltd.	1,598,772
12,000	Kweichow Moutai Co., Ltd. Class A	1,764,159
199,200	Midea Group Co., Ltd. Class A	1,512,075
10,520	New Oriental Education & Technology Group, Inc. ADR*	1,278,706
5,900	Pharmaron Beijing Co., Ltd. Class H*(1)	37,831
325,431	Ping An Insurance Group Co., of China Ltd. Class H	3,679,925
166,100	Shenzhou International Group Holdings Ltd.	2,195,812
68,110	Sunny Optical Technology Group Co., Ltd.	1,082,296
47,371	TAL Education Group ADR*	2,363,813
241,675	Tencent Holdings Ltd.	11,525,522
31,988	Trip.com Group Ltd. ADR*	1,027,774
25,244	WuXi AppTec Co., Ltd. Class H(1)	305,764
		48,183,126
	Denmark - 1.6%
12,704	Carlsberg A/S Class B	1,855,213
35,754	DSV A/S	3,881,767
		5,736,980
	Finland - 0.5%
30,466	Kone Oyj Class B	1,968,507
	France - 11.9%
11,907	Accor S.A.	488,998
49,161	Airbus SE	7,219,977
40,776	Alstom S.A.	2,161,138
73,614	AXA S.A.	1,957,511
39,149	Capgemini SE	4,861,940
39,540	Cie de Saint-Gobain	1,491,779
52,468	Edenred	2,833,353
111,144	Engie S.A.	1,913,156
7,346	L'Oreal S.A.	2,043,258
8,760	LVMH Moet Hennessy Louis Vuitton SE	3,814,736
37,512	Safran S.A.	6,048,326
21,479	Schneider Electric SE	2,142,025
20,023	Total S.A.	974,934
6,426	UBISOFT Entertainment S.A.*	487,357
54,806	Worldline S.A.*(1)	3,861,950
		42,300,438
	Germany - 3.7%
16,489	adidas AG	5,212,404
21,378	Beiersdorf AG	2,427,828
137,665	Infineon Technologies AG	2,957,449
6,753	Volkswagen AG	1,211,574

The Hartford International Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

25,504	Zalando SE*(1)	$1,221,130
		13,030,385
	Hong Kong - 3.4%
773,558	AIA Group Ltd.	7,665,144
1,407,015	China Unicom Hong Kong Ltd.	1,173,759
463,313	Sands China Ltd.	2,234,237
128,465	Techtronic Industries Co., Ltd.	1,025,034
		12,098,174
	India - 1.9%
95,265	HDFC Bank Ltd.	1,631,811
22,154	HDFC Bank Ltd. ADR	1,268,981
296,879	ICICI Bank Ltd.	2,187,520
105,409	ICICI Bank Ltd. ADR	1,536,863
		6,625,175
	Ireland - 1.3%
62,248	Experian plc	2,166,726
13,675	ICON plc*	2,305,879
		4,472,605
	Italy - 2.5%
158,100	Davide Campari-Milano S.p.A.	1,528,191
138,859	Eni S.p.A.	1,945,078
8,749	Ferrari N.V.	1,476,409
7,879	Ferrari N.V.(2)	1,330,133
27,794	Moncler S.p.A.	1,196,317
119,519	UniCredit S.p.A.	1,596,451
		9,072,579
	Japan - 10.2%
36,600	Bandai Namco Holdings, Inc.	2,126,770
21,200	Eisai Co., Ltd.	1,597,667
16,000	GMO Payment Gateway, Inc.	1,028,853
37,800	Hoya Corp.	3,617,665
11,678	Keyence Corp.	3,925,640
59,580	Mitsui Fudosan Co., Ltd. REIT	1,578,006
18,157	Murata Manufacturing Co., Ltd.	1,027,955
119,770	Nexon Co., Ltd.	1,622,037
7,975	Nidec Corp.	1,003,021
2,234	Nintendo Co., Ltd.	821,789
37,300	Recruit Holdings Co., Ltd.	1,453,815
37,565	Seven & i Holdings Co., Ltd.	1,440,367
11,215	Shin-Etsu Chemical Co., Ltd.	1,282,588
85,345	SoftBank Group Corp.	3,445,766
15,910	Sony Corp.	1,112,536
41,455	Sumitomo Mitsui Financial Group, Inc.	1,457,532
87,105	Tokio Marine Holdings, Inc.	4,728,164
12,800	Tokyo Electron Ltd.	2,815,309
		36,085,480
	Netherlands - 7.2%
1,690	Adyen N.V.*(1)	1,552,953
26,785	AerCap Holdings N.V.*	1,516,299
20,558	ASML Holding N.V.	5,769,336
39,123	Heineken N.V.	4,256,855
121,404	ING Groep N.V.	1,318,108
20,259	InterXion Holding N.V.*	1,763,141
102,323	Koninklijke Philips N.V.	4,686,130
17,400	NXP Semiconductors N.V.	2,207,364
33,652	Wolters Kluwer N.V.	2,528,661
		25,598,847
	New Zealand - 0.3%
132,345	a2 Milk Co., Ltd.*	1,266,507
	Portugal - 0.4%
85,701	Galp Energia SGPS S.A.	1,294,988

The Hartford International Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Russia - 0.4%
4,203	HeadHunter Group plc ADR	$89,524
31,045	Yandex N.V. Class A*	1,391,126
		1,480,650
	Singapore - 0.5%
94,110	DBS Group Holdings Ltd.	1,733,605
	South Korea - 1.2%
91,815	Samsung Electronics Co., Ltd.	4,254,063
	Spain - 3.6%
189,188	Cellnex Telecom S.A.(1)	9,409,295
100,221	Industria de Diseno Textil S.A.	3,370,138
		12,779,433
	Sweden - 2.5%
67,631	Alfa Laval AB	1,688,281
67,228	Assa Abloy AB Class B	1,595,743
31,446	Atlas Copco AB Class A	1,113,000
16,460	Spotify Technology S.A.*	2,325,798
17,929	Swedish Match AB	1,013,672
68,861	Trelleborg AB Class B	1,130,605
		8,867,099
	Switzerland - 9.7%
38,339	Alcon, Inc.*	2,264,984
27,475	Julius Baer Group Ltd.*	1,372,861
36,660	Logitech International S.A.	1,642,272
104,884	Nestle S.A.	11,567,929
106,030	Novartis AG	10,016,452
4,752	Partners Group Holding AG	4,350,237
20,870	Temenos AG*(2)	3,357,322
		34,572,057
	Taiwan - 4.3%
9,000	Largan Precision Co., Ltd.	1,397,948
373,355	MediaTek, Inc.	4,723,829
877,949	Taiwan Semiconductor Manufacturing Co., Ltd.	9,055,344
		15,177,121
	United Kingdom - 10.9%
63,726	Anglo American plc	1,662,872
13,199	Aon plc	2,907,080
92,237	AstraZeneca plc	9,023,319
63,401	BHP Group plc	1,380,024
124,470	Compass Group plc	3,077,173
142,540	Diageo plc	5,636,474
488,083	Grainger plc	1,905,708
40,755	IHS Markit Ltd.*	3,213,939
17,881	Intertek Group plc	1,356,775
27,125	London Stock Exchange Group plc	2,803,119
51,731	Prudential plc	919,796
67,182	Smith & Nephew plc	1,616,459
158,870	Standard Chartered plc	1,321,074
30,541	Unilever N.V.	1,782,133
		38,605,945
	United States - 2.1%
14,852	Accenture plc Class A	3,047,779
23,070	Amdocs Ltd.	1,659,886
23,350	Medtronic plc	2,695,524
		7,403,189
	Total Common Stocks
	(cost $286,041,482)	$347,101,440
Exchange-Traded Funds - 0.4%
	Other Investment Pools & Funds - 0.4%
33,761	iShares MSCI ACWI ex U.S. ETF(2)	1,601,622

The Hartford International Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Total Exchange-Traded Funds
	(cost $1,605,788)				$1,601,622
	Total Long-Term Investments
	(cost $287,647,270)				$348,703,062
Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 2.2%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
7,831,028	Institutional Class, 1.49%(3)				$7,831,028
	Securities Lending Collateral - 0.6%
108,207	Citibank NA DDCA, 1.58%, 2/3/2020(3)				108,207
	Fidelity Investments Money Market Funds, Government Portfolio,
504,840	Institutional Class, 1.50%(3)				504,840
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
426,564	Class, 1.72%(3)				426,564
155,147	JPMorgan Prime Money Market Fund, 1.69%(3)				155,147
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
407,249	Class, 1.71%(3)				407,249
	State Street Institutional Liquid Reserves Fund, Institutional Class,
562,286	1.71	%(3)			562,286
					2,164,293
	Total Short-Term Investments
	(cost $9,995,321)				$9,995,321
	Total Investments
	(cost $297,642,591)		101.0	% $	358,698,383
	Other Assets and Liabilities		(1.0)%		(3,672,465)

	Total Net Assets		100.0	% $	355,025,918

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $19,677,287, representing 5.5% of net assets.
(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ACWI ADR DDCA ETF MSCI REIT	All Country World Index American Depositary Receipt Dollars on Deposit in Custody Account Exchange-Traded Fund Morgan Stanley Capital International Real Estate Investment Trust

The Hartford International Growth Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1		Level 2	Level 3(1)
Assets
Common Stocks
Australia		$918,080		$—		$918,080	$—
Brazil		3,114,579		3,114,579		—	—
Canada		10,461,828		10,461,828		—	—
China		48,183,126		17,872,039		30,311,087	—
Denmark		5,736,980		—		5,736,980	—
Finland		1,968,507		1,968,507		—	—
France		42,300,438		—		42,300,438	—
Germany		13,030,385		2,427,828		10,602,557	—
Hong Kong		12,098,174		—		12,098,174	—
India		6,625,175		2,805,844		3,819,331	—
Ireland		4,472,605		2,305,879		2,166,726	—
Italy		9,072,579		1,330,133		7,742,446	—
Japan		36,085,480		—		36,085,480	—
Netherlands		25,598,847		5,486,804		20,112,043	—
New Zealand		1,266,507		—		1,266,507	—
Portugal		1,294,988		—		1,294,988	—
Russia		1,480,650		1,480,650		—	—
Singapore		1,733,605		—		1,733,605	—
South Korea		4,254,063		—		4,254,063	—
Spain		12,779,433		—		12,779,433	—
Sweden		8,867,099		2,325,798		6,541,301	—
Switzerland		34,572,057		—		34,572,057	—
Taiwan		15,177,121		—		15,177,121	—
United Kingdom		38,605,945		6,121,019		32,484,926	—
United States		7,403,189		7,403,189		—	—
Exchange-Traded Funds		1,601,622		1,601,622		—	—

Short-Term Investments		9,995,321		9,995,321		—	—

Total		$358,698,383		$76,701,040	$281,997,343		$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford International Opportunities Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.0%
	Argentina - 0.6%
31,198	MercadoLibre, Inc.*	$20,684,274
	Brazil - 4.5%
2,395,965	B3 S.A. - Brasil Bolsa Balcao	26,966,215
1,267,060	Banco do Brasil S.A.	14,361,157
1,881,400	BR Malls Participacoes S.A.	8,083,351
1,682,724	Localiza Rent a Car S.A.	21,072,360
553,100	Lojas Renner S.A.	7,419,697
344,600	Magazine Luiza S.A.	4,489,955
460,100	Notre Dame Intermedica Participacoes S.A.	7,542,993
534,608	Pagseguro Digital Ltd. Class A*	17,369,414
2,429,100	Petrobras Distribuidora S.A.	16,335,423
2,818,414	Vale S.A. ADR	33,059,996
247,700	XP, Inc. Class A*	9,942,678
		166,643,239
	Canada - 5.0%
824,301	Alimentation Couche-Tard, Inc. Class B	27,549,368
819,998	Canadian National Railway Co.	76,627,741
464,587	Canadian Natural Resources Ltd.	13,066,290
663,418	Dollarama, Inc.	22,603,534
132,346	Intact Financial Corp.	14,337,650
579,095	TC Energy Corp.	31,755,270
		185,939,853
	China - 15.3%
416,738	58.com, Inc. ADR*	23,178,968
604,308	Alibaba Group Holding Ltd. ADR*	124,843,990
308,109	Autobio Diagnostics Co., Ltd. Class A	5,009,261
2,141,865	China National Accord Medicines Corp. Ltd. Class A	15,131,224
309,351,083	China Tower Corp. Ltd. Class H(1)	63,945,768
3,812,084	ENN Energy Holdings Ltd.	44,315,086
1,325,491	Hangzhou Tigermed Consulting Co., Ltd. Class A	13,789,369
12,562,642	Kingdee International Software Group Co., Ltd.(2)	13,415,073
202,226	Luckin Coffee, Inc. ADR*	6,570,323
289,301	New Oriental Education & Technology Group, Inc. ADR*	35,164,536
237,500	Pharmaron Beijing Co., Ltd. Class H*(1)	1,522,867
5,310,809	Ping An Insurance Group Co., of China Ltd. Class H	60,053,836
469,459	TAL Education Group ADR*	23,426,004
2,387,474	Tencent Holdings Ltd.	113,859,046
448,390	Trip.com Group Ltd. ADR*	14,406,771
898,670	WuXi AppTec Co., Ltd. Class H(1)	10,885,003
		569,517,125
	Denmark - 1.7%
183,435	Carlsberg A/S Class B	26,787,696
269,292	DSV A/S	29,236,696
65,872	Orsted A/S(1)	7,184,773
		63,209,165
	Finland - 0.3%
288,313	Neste Oyj	11,472,752
	France - 12.5%
429,163	Airbus SE	63,028,564
3,045,498	AXA S.A.	80,984,534
291,324	Capgemini SE	36,179,717
4,479,173	Engie S.A.	77,101,374
25,413	Kering S.A.	15,527,865
29,516	LVMH Moet Hennessy Louis Vuitton SE	12,853,395
377,825	Safran S.A.	60,919,403
400,732	Total S.A.	19,511,920
591,542	Vinci S.A.	65,536,374
478,187	Worldline S.A.*(1)	33,695,845
		465,338,991

The Hartford International Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Germany - 4.1%
81,815	adidas AG	$25,862,869
146,732	Allianz SE	35,031,300
2,580,394	Infineon Technologies AG	55,434,455
380,078	Vonovia SE	21,693,370
293,333	Zalando SE*(1)	14,044,759
		152,066,753
	Hong Kong - 1.5%
5,452,134	AIA Group Ltd.	54,024,899
	India - 0.7%
1,591,797	HDFC Bank Ltd.	27,266,165
	Israel - 0.4%
1,350,581	Teva Pharmaceutical Industries Ltd. ADR*	14,046,043
	Italy - 1.8%
169,090	Ferrari N.V.	28,534,226
1,587,530	Pirelli & C. S.p.A.(1)(2)	7,688,590
2,166,393	UniCredit S.p.A.	28,937,162
		65,159,978
	Japan - 14.5%
303,620	Daikin Industries Ltd.	42,782,288
233,600	Eisai Co., Ltd.	17,604,478
219,320	FANUC Corp.	39,944,724
31,300	Fast Retailing Co., Ltd.	16,835,518
134,520	Keyence Corp.	45,219,822
2,019,282	Mitsui Fudosan Co., Ltd. REIT	53,481,695
1,277,235	Nexon Co., Ltd.	17,297,506
231,300	Oriental Land Co., Ltd.	30,123,349
952,670	Recruit Holdings Co., Ltd.	37,131,527
645,686	Shiseido Co., Ltd.	41,569,658
1,317,700	SoftBank Group Corp.	53,201,551
1,438,366	Sony Financial Holdings, Inc.	33,117,164
815,155	Sumitomo Mitsui Financial Group, Inc.	28,660,348
286,325	Sysmex Corp.	20,483,759
473,000	T&D Holdings, Inc.	5,041,846
439,140	Terumo Corp.	15,807,176
770,244	Tokio Marine Holdings, Inc.	41,809,766
		540,112,175
	Netherlands - 1.9%
474,621	AerCap Holdings N.V.*	26,868,295
1,011,650	ING Groep N.V.	10,983,692
738,630	Koninklijke Philips N.V.	33,827,355
		71,679,342
	Norway - 0.2%
2,353,774	Norsk Hydro ASA	7,356,355
	Philippines - 0.2%
7,184,120	Ayala Land, Inc.	5,847,860
	Portugal - 0.3%
667,698	Galp Energia SGPS S.A.	10,089,276
	Russia - 0.8%
687,519	Yandex N.V. Class A*	30,807,726
	South Korea - 2.5%
17,191	LG Household & Health Care Ltd.	17,980,430
1,586,690	Samsung Electronics Co., Ltd.	73,516,091
		91,496,521
	Spain - 5.5%
17,869,186	Banco Santander S.A.	70,420,514
11,758,794	CaixaBank S.A.	34,368,240
1,286,260	Cellnex Telecom S.A.(1)	63,972,343
3,290,241	Iberdrola S.A.	35,999,639

The Hartford International Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

15,702	Iberdrola S.A.*	$171,879
		204,932,615
	Sweden - 1.0%
1,703,353	Sandvik AB	31,089,064
37,013	Spotify Technology S.A.*	5,229,937
		36,319,001
	Switzerland - 6.1%
330,826	Alcon, Inc.*	19,544,470
52,104	Lonza Group AG	21,398,579
885,684	Nestle S.A.	97,684,392
802,068	Novartis AG	75,769,838
93,739	PSP Swiss Property AG	14,173,988
		228,571,267
	Taiwan - 1.3%
897,057	MediaTek, Inc.	11,349,904
3,767,528	Taiwan Semiconductor Manufacturing Co., Ltd.	38,859,049
		50,208,953
	United Kingdom - 14.1%
1,544,577	Anglo American plc	40,304,337
551,139	AstraZeneca plc	53,916,576
441,468	Berkeley Group Holdings plc	30,547,021
1,114,701	Compass Group plc	27,557,867
930,284	Derwent London plc REIT	50,403,653
863,573	Diageo plc	34,148,355
577,342	Intertek Group plc	43,807,566
387,103	London Stock Exchange Group plc	40,003,526
5,806,325	National Grid plc	77,146,747
930,630	Rio Tinto plc	49,764,705
561,966	Smith & Nephew plc	13,521,407
3,448,653	Standard Chartered plc	28,677,061
582,590	Unilever N.V.	33,995,389
		523,794,210
	United States - 1.2%
787,130	Bausch Health Cos., Inc.*	21,590,976
1,404,556	Ovintiv, Inc.	21,884,498
		43,475,474
	Total Common Stocks
	(cost $3,244,544,102)	$3,640,060,012
Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.7%
61,898,130	Fidelity Institutional Government Fund, Institutional Class, 1.48%(3)	61,898,130
	Securities Lending Collateral - 0.0%
6,246	Citibank NA DDCA, 1.58%, 2/3/2020(3)	6,246
	Fidelity Investments Money Market Funds, Government Portfolio,
29,141	Institutional Class, 1.50%(3)	29,141
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
24,623	Class, 1.72%(3)	24,623
8,955	JPMorgan Prime Money Market Fund, 1.69%(3)	8,955
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
23,508	Class, 1.71%(3)	23,508
	State Street Institutional Liquid Reserves Fund, Institutional Class,
32,457	1.71%(3)	32,457
		124,930
	Total Short-Term Investments
	(cost $62,023,060)	$62,023,060

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $3,306,567,162)	99.7	% $	3,702,083,072
Other Assets and Liabilities	0.3%		12,321,957
Total Net Assets	100.0	% $	3,714,405,029
Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $202,939,948, representing 5.5% of net assets.
(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations: ADR DDCA REIT	American Depositary Receipt Dollars on Deposit in Custody Account Real Estate Investment Trust

The Hartford International Opportunities Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$20,684,274	$20,684,274	$—		$—
Brazil	166,643,239	166,643,239	—		—
Canada	185,939,853	185,939,853	—		—
China	569,517,125	229,113,459	340,403,666		—
Denmark	63,209,165	—	63,209,165		—
Finland	11,472,752	11,472,752	—		—
France	465,338,991	—	465,338,991		—
Germany	152,066,753	—	152,066,753		—
Hong Kong	54,024,899	—	54,024,899		—
India	27,266,165	—	27,266,165		—
Israel	14,046,043	14,046,043	—		—
Italy	65,159,978	—	65,159,978		—
Japan	540,112,175	—	540,112,175		—
Netherlands	71,679,342	26,868,295	44,811,047		—
Norway	7,356,355	—	7,356,355		—
Philippines	5,847,860	—	5,847,860		—
Portugal	10,089,276	—	10,089,276		—
Russia	30,807,726	30,807,726	—		—
South Korea	91,496,521	—	91,496,521		—
Spain	204,932,615	—	204,932,615		—
Sweden	36,319,001	5,229,937	31,089,064		—
Switzerland	228,571,267	—	228,571,267		—
Taiwan	50,208,953	—	50,208,953		—
United Kingdom	523,794,210	30,547,021	493,247,189		—
United States	43,475,474	43,475,474	—		—

Short-Term Investments	62,023,060	62,023,060	—		—

Total	$3,702,083,072	$826,851,133	$2,875,231,939		$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford International Value Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Argentina - 0.2%
562,909	YPF S.A. ADR	$5,285,716
	Australia - 0.5%
4,846,113	Resolute Mining Ltd.*	3,806,373
3,713,671	Western Areas Ltd.	6,284,365
		10,090,738
	Austria - 0.3%
657,961	Zumtobel Group AG*	6,457,945
	Belgium - 1.6%
282,819	Ageas	15,595,073
1,037,223	AGFA-Gevaert N.V.*	5,098,270
567,598	bpost S.A.	5,656,344
378,725	Orange Belgium S.A.	7,703,255
		34,052,942
	Canada - 3.6%
3,008,612	Advantage Oil & Gas Ltd.*(1)	5,024,205
823,240	ARC Resources Ltd.(1)	4,366,892
1,037,990	Barrick Gold Corp.	19,224,070
614,531	Cameco Corp.	4,954,697
1,153,987	Centerra Gold, Inc.*	9,243,057
767,963	Eldorado Gold Corp.*	5,590,771
824,206	IAMGOLD Corp.*(1)	2,439,650
1,983,324	Kinross Gold Corp.*	10,055,453
584,584	Northern Dynasty Minerals Ltd.*(1)	247,368
2,005,670	Painted Pony Energy Ltd.*(1)	863,860
2,857,537	SEMAFO, Inc.*	6,024,277
480,287	Tourmaline Oil Corp.	4,844,968
2,765,667	Trican Well Service Ltd.*(1)	2,173,412
1,212,168	Uranium Participation Corp.*	3,526,407
		78,579,087
	China - 2.0%
19,646,457	361 Degrees International Ltd.	3,077,653
7,569,884	AMVIG Holdings Ltd.	1,803,142
24,044,249	China BlueChemical Ltd. Class H	5,099,501
13,140,663	China Machinery Engineering Corp. Class H	4,884,619
39,633,918	China Telecom Corp. Ltd. Class H	15,421,001
26,126,827	Daphne International Holdings Ltd.*	423,864
16,918,383	Dongfeng Motor Group Co., Ltd. Class H	12,642,772
		43,352,552
	Denmark - 1.2%
13,398	AP Moller - Maersk A/S Class B	16,020,844
553,047	D/S Norden A/S(1)	7,465,178
30,245	Drilling Co.*	1,687,950
		25,173,972
	Finland - 0.8%
4,530,924	Nokia Oyj	17,637,535
	France - 10.2%
522,054	BNP Paribas S.A.	27,704,112
726,938	Cie de Saint-Gobain	27,426,171
409,466	Criteo S.A. ADR*	6,301,682
1,077,989	Engie S.A.	18,555,754
183,169	Imerys S.A.	7,907,187
517,155	Metropole Television S.A.	8,614,729
399,401	Quadient	9,607,524
312,456	Renault S.A.	12,221,164
1,393,690	Rexel S.A.	16,671,449
714,042	Societe Generale S.A.	23,106,155
19,266	Sopra Steria Group	3,075,695
1,368,719	Television Francaise 1 S.A.	10,304,481

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

893,272	Total S.A.	$43,494,035
166,246	Vicat S.A.	6,941,720
		221,931,858
	Germany - 3.1%
1,374,063	CECONOMY AG*	7,102,456
495,171	Daimler AG	22,929,892
723,037	Deutsche Lufthansa AG	11,014,485
861,814	E.ON SE	9,765,196
146,908	Hamburger Hafen und Logistik AG	3,615,358
296,570	Metro AG	4,126,471
500,780	Salzgitter AG	8,384,849
		66,938,707
	Greece - 0.4%
619,024	Hellenic Telecommunications Organization S.A.	9,244,877
	Hong Kong - 2.3%
2,132,346	China Mobile Ltd.	17,527,141
20,920,123	China Unicom Hong Kong Ltd.	17,451,969
35,872,000	CST Group Ltd.*	110,929
1,634,932	Dah Sing Financial Holdings Ltd.	5,877,839
207,690,603	G-Resources Group Ltd.*	1,386,975
41,372,780	Pacific Basin Shipping Ltd.	7,420,870
		49,775,723
	Hungary - 0.3%
4,905,562	Magyar Telekom Telecommunications plc	7,313,339
	India - 0.7%
2,927,478	Allahabad Bank*	719,998
2,351,913	Canara Bank*	6,647,365
885,259	NTPC Ltd.	1,400,013
1,829,167	Zee Entertainment Enterprises Ltd.	6,899,349
		15,666,725
	Indonesia - 0.1%
31,161,235	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,681,395
	Ireland - 1.1%
3,089,015	AIB Group plc	9,056,508
2,924,617	Bank of Ireland Group plc	14,243,545
		23,300,053
	Italy - 4.0%
629,381	Assicurazioni Generali S.p.A.	12,263,907
1,632,987	BPER Banca(1)	7,500,264
2,228,574	Eni S.p.A.	31,216,920
1,589,714	Geox S.p.A.(1)	1,890,013
2,285,462	Saipem S.p.A.*(1)	9,474,673
1,853,767	UniCredit S.p.A.	24,761,322
		87,107,099
	Japan - 31.4%
256,784	Aisan Industry Co., Ltd.	1,654,879
561,651	Avex, Inc.	6,242,640
198,742	Benesse Holdings, Inc.	5,459,413
348,311	Canon, Inc.	9,134,212
235,328	Cawachi Ltd.	4,587,548
879,546	Chiyoda Corp.*	2,488,699
186,535	Chubu Steel Plate Co., Ltd.	1,206,485
2,343,155	Citizen Watch Co., Ltd.	11,327,813
100,796	CMIC Holdings Co., Ltd.	1,585,336
444,840	Cosel Co., Ltd.	4,591,072
984,154	Dai-ichi Life Holdings, Inc.	14,606,013
496,010	DeNA Co., Ltd.	8,157,338
108,947	Eisai Co., Ltd.	8,210,424
176,666	Enplas Corp.	4,742,835
452,789	Exedy Corp.	9,369,856
426,836	Fuji Media Holdings, Inc.	5,803,517

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

110,764	Fujitsu Ltd.	$11,711,374
899,711	Funai Electric Co., Ltd.*	5,350,765
154,589	Gendai Agency, Inc.	592,729
2,418,499	Gree, Inc.(1)	10,154,307
395,877	Hisaka Works Ltd.	3,271,659
1,232,291	Honda Motor Co., Ltd.	31,516,314
587,357	Ichiyoshi Securities Co., Ltd.	3,262,989
1,806,530	Inpex Corp.	16,862,455
179,237	Japan Petroleum Exploration Co., Ltd.	4,401,835
505,810	Japan Steel Works Ltd.	9,054,191
995,325	JGC Holdings Corp.	14,298,956
971,464	JSR Corp.	17,302,767
575,372	Kyoei Steel Ltd.	10,091,762
457,736	Maxell Holdings Ltd.	6,008,731
61,300	Melco Holdings, Inc.	1,476,104
177,924	Miraial Co., Ltd.(1)	2,041,398
729,150	Mitsubishi Estate Co., Ltd.	14,280,010
358,098	Mitsubishi Heavy Industries Ltd.	13,062,474
1,902,850	Mitsubishi Motors Corp.	7,089,510
5,912,024	Mitsubishi UFJ Financial Group, Inc.	30,355,977
10,195,927	Mizuho Financial Group, Inc.	15,119,850
861,986	Nakayama Steel Works Ltd.	3,878,611
305,701	Neturen Co., Ltd.	2,359,690
1,079,018	Nichicon Corp.	9,748,859
886,740	Nikon Corp.	10,707,373
493,740	Nippon Chemi-Con Corp.	7,462,675
810,023	Nippon Television Holdings, Inc.	10,943,848
779,942	Nishimatsuya Chain Co., Ltd.	6,671,072
2,295,120	Nissan Motor Co., Ltd.	12,453,999
207,930	Nitto Denko Corp.	11,558,432
858,872	NOK Corp.	11,438,982
2,565,270	Nomura Holdings, Inc.	13,132,651
223,641	Pacific Metals Co., Ltd.	4,187,359
3,800,580	Resona Holdings, Inc.	15,673,011
362,017	Sanyo Shokai Ltd.	4,114,343
185,807	Shimamura Co., Ltd.	13,960,285
756,661	Sumitomo Mitsui Financial Group, Inc.	26,603,736
423,300	Sumitomo Mitsui Trust Holdings, Inc.	15,607,036
455,236	Sumitomo Riko Co., Ltd.	3,573,308
2,096,031	T&D Holdings, Inc.	22,342,209
439,230	Tachi-S Co., Ltd.	5,115,146
702,739	Takeda Pharmaceutical Co., Ltd.	26,987,553
333,700	THK Co., Ltd.	8,319,453
1,424,616	Tochigi Bank Ltd.	2,592,220
586,711	Tokai Rika Co., Ltd.	9,971,243
284,493	Tokyo Seimitsu Co., Ltd.	9,898,606
1,318,936	Tokyo Steel Manufacturing Co., Ltd.	9,881,233
599,888	Toppan Forms Co., Ltd.	6,807,049
181,189	Toshiba Machine Co., Ltd.(1)	5,539,306
671,623	Toyo Engineering Corp.*(1)	3,462,342
502,390	Toyoda Gosei Co., Ltd.	11,398,516
246,280	Toyota Boshoku Corp.	3,555,602
528,122	TV Asahi Holdings Corp.	10,073,656
687,432	Unipres Corp.	8,768,173
689,339	Xebio Holdings Co., Ltd.	7,332,935
430,897	Yamato Kogyo Co., Ltd.	10,439,259
64,790	Yodogawa Steel Works Ltd.	1,158,780
2,969,617	Z Holdings Corp	11,795,132
		685,987,920
	Luxembourg - 0.4%
174,405	RTL Group S.A.	7,924,572
	Malaysia - 0.4%
7,731,543	CIMB Group Holdings Bhd	9,271,629
	Netherlands - 4.5%
957,779	ABN Amro Bank N.V.(2)	16,670,581

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

574,012	Fugro N.V.*(1)	$6,028,499
2,069,145	ING Groep N.V.	22,465,132
4,012,236	PostNL N.V.	7,419,989
1,722,685	Royal Dutch Shell plc Class B	45,266,304
		97,850,505
	Norway - 1.1%
625,381	Equinor ASA	11,286,610
4,404,732	Norsk Hydro ASA	13,766,305
		25,052,915
	Portugal - 0.2%
1,118,931	CTT-Correios de Portugal S.A.	3,631,764
	Russia - 2.4%
1,834,638	Gazprom PJSC ADR	12,860,141
90,219	LUKOIL PJSC ADR	9,179,277
532,790	Sberbank of Russia PJSC ADR	8,498,546
1,603,039	Surgutneftegas PJSC ADR	11,345,788
4,505,202	VEON Ltd.	11,668,473
		53,552,225
	South Africa - 1.7%
1,480,034	Gold Fields Ltd.	9,581,267
2,214,929	Harmony Gold Mining Co., Ltd. ADR*(1)	7,442,161
651,796	Impala Platinum Holdings Ltd.*	6,124,670
1,083,913	MTN Group Ltd.	5,802,605
9,187,029	Nampak Ltd.*	2,999,397
8,545,521	Petra Diamonds Ltd.*	1,072,014
2,979,627	Raubex Group Ltd.	4,709,115
		37,731,229
	South Korea - 2.4%
1,182,967	DGB Financial Group, Inc.	6,404,620
391,712	KB Financial Group, Inc.	14,409,281
658,302	KT Corp.	13,932,122
39,427	NHN Corp.*	2,477,270
373,958	Shinhan Financial Group Co., Ltd.	12,203,496
1,078,930	Tongyang Life Insurance Co., Ltd.	3,233,875
		52,660,664
	Spain - 1.5%
6,746,910	CaixaBank S.A.	19,719,660
1,125,120	Prosegur Cia de Seguridad S.A.	4,437,226
8,745,206	Unicaja Banco S.A.(2)	8,743,528
		32,900,414
	Sweden - 0.5%
2,208,554	Qliro Group AB*(1)	1,619,669
6,394,707	SAS AB*	9,178,217
		10,797,886
	Switzerland - 4.8%
390,995	Adecco Group AG	22,907,668
1,085,662	GAM Holding AG*	3,351,012
206,556	Implenia AG(1)	8,420,243
379,434	Julius Baer Group Ltd.*	18,959,419
418,543	LafargeHolcim Ltd.*	21,270,687
2,471,387	UBS Group AG*	30,693,672
		105,602,701
	Taiwan - 2.2%
15,418,590	Acer, Inc.	8,526,965
23,105,318	Compal Electronics, Inc.	13,913,138
4,497,837	Foxconn Technology Co., Ltd.	8,926,794
34,733,951	Innolux Corp.	9,985,568
22,290,807	Shin Kong Financial Holding Co., Ltd.*	7,209,271
		48,561,736

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Thailand - 0.5%
2,544,625	Kasikornbank PCL NVDR	$11,382,940
	Turkey - 0.6%
1,600,410	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,612,242
920,306	Coca-Cola Icecek AS	7,123,258
		13,735,500
	United Kingdom - 10.4%
603,664	Anglo American plc	15,752,065
1,536,737	Babcock International Group plc	11,948,288
5,437,460	BP plc	32,734,064
1,112,897	British Land Co. plc REIT	8,139,003
6,686,215	BT Group plc	14,207,861
8,968,528	Centrica plc	10,047,550
137,206	Go-Ahead Group plc	3,710,577
2,312,263	Halfords Group plc	4,998,322
3,548,796	Hays plc	7,257,480
4,382,715	HSBC Holdings plc	31,863,131
5,976,595	J Sainsbury plc	15,941,104
4,953,736	Kingfisher plc	13,299,578
752,216	Land Securities Group plc REIT	9,300,635
3,361,001	Marks & Spencer Group plc	7,793,939
990,028	Pagegroup plc	5,969,277
829,032	Provident Financial plc	5,078,937
2,505,150	SIG plc	3,059,946
2,434,845	Standard Chartered plc	20,246,804
1,046,024	SThree plc	5,041,652
		226,390,213
	United States - 0.4%
536,982	Ovintiv, Inc.	8,366,759
	Total Common Stocks
	(cost $2,321,115,677)	$2,135,991,835
Short-Term Investments - 2.5%
	Other Investment Pools & Funds - 2.0%
43,475,443	Fidelity Institutional Government Fund, Institutional Class, 1.48%(3)	43,475,443
	Securities Lending Collateral - 0.5%
597,243	Citibank NA DDCA, 1.58%, 2/3/2020(3)	597,243
	Fidelity Investments Money Market Funds, Government Portfolio,
2,786,450	Institutional Class, 1.50%(3)	2,786,450
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
2,354,406	Class, 1.72%(3)	2,354,406
856,330	JPMorgan Prime Money Market Fund, 1.69%(3)	856,330
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
2,247,798	Class, 1.71%(3)	2,247,798
	State Street Institutional Liquid Reserves Fund, Institutional Class,
3,103,518	1.71%(3)	3,103,518
		11,945,745
	Total Short-Term Investments
	(cost $55,421,188)	$55,421,188

The Hartford International Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $2,376,536,865)	100.3	% $	2,191,413,023
Other Assets and Liabilities	(0.3)%		(7,472,220)
Total Net Assets	100.0	% $	2,183,940,803

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $25,414,109, representing 1.2% of net assets.
(3)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2020
				Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:

MSCI EAFE Index Future	177	03/20/2020	$17,492,025	$(250,807)

Total futures contracts				$(250,807)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations: EAFE MSCI Other Abbreviations: ADR DDCA NVDR PJSC PT REIT

Europe, Australasia and Far East Morgan Stanley Capital International

American Depositary Receipt

Dollars on Deposit in Custody Account Non-Voting Depositary Receipt Private Joint Stock Company Perseroan Terbatas Real Estate Investment Trust

The Hartford International Value Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina		$5,285,716	$5,285,716	$—	$—
Australia		10,090,738	—	10,090,738	—
Austria		6,457,945	6,457,945	—	—
Belgium		34,052,942	12,801,525	21,251,417	—
Canada		78,579,087	78,579,087	—	—
China		43,352,552	2,227,006	41,125,546	—
Denmark		25,173,972	7,465,178	17,708,794	—
Finland		17,637,535	—	17,637,535	—
France		221,931,858	21,858,131	200,073,727	—
Germany		66,938,707	—	66,938,707	—
Greece		9,244,877	—	9,244,877	—
Hong Kong		49,775,723	—	49,775,723	—
Hungary		7,313,339	—	7,313,339	—
India		15,666,725	9,019,360	6,647,365	—
Indonesia		2,681,395	2,681,395	—	—
Ireland		23,300,053	—	23,300,053	—
Italy		87,107,099	1,890,013	85,217,086	—
Japan		685,987,920	—	685,987,920	—
Luxembourg		7,924,572	—	7,924,572	—
Malaysia		9,271,629	—	9,271,629	—
Netherlands		97,850,505	7,419,989	90,430,516	—
Norway		25,052,915	—	25,052,915	—
Portugal		3,631,764	—	3,631,764	—
Russia		53,552,225	11,668,473	41,883,752	—
South Africa		37,731,229	16,222,687	21,508,542	—
South Korea		52,660,664	—	52,660,664	—
Spain		32,900,414	13,180,754	19,719,660	—
Sweden		10,797,886	1,619,669	9,178,217	—
Switzerland		105,602,701	—	105,602,701	—
Taiwan		48,561,736	—	48,561,736	—
Thailand		11,382,940	—	11,382,940	—
Turkey		13,735,500	—	13,735,500	—
United Kingdom		226,390,213	58,983,473	167,406,740	—
United States		8,366,759	8,366,759	—	—
Short-Term Investments		55,421,188	55,421,188	—	—

Total	$2,191,413,023		$321,148,348	$1,870,264,675	$—
Liabilities
Futures Contracts(2)		$(250,807)	$(250,807)	$—	$—
Total		$(250,807)	$(250,807)	$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford MidCap Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.8%
	Banks - 5.4%
1,412,219	Cullen/Frost Bankers, Inc.	$125,913,446
229,162	First Citizens BancShares, Inc. Class A	120,727,125
1,542,560	First Republic Bank	171,039,053
868,171	M&T Bank Corp.	146,304,177
1,892,689	Prosperity Bancshares, Inc.	132,866,768
1,178,771	South State Corp.	89,126,875
		785,977,444
	Capital Goods - 9.9%
2,756,701	Axon Enterprise, Inc.*	211,742,204
3,995,416	Fastenal Co.	139,360,110
5,009,147	Gardner Denver Holdings, Inc.*	176,872,981
902,802	HEICO Corp. Class A	86,804,412
1,422,419	IDEX Corp.	233,063,353
877,488	Lennox International, Inc.	204,437,154
1,636,656	Lincoln Electric Holdings, Inc.	145,956,982
1,583,152	PACCAR, Inc.	117,485,710
623,292	Watsco, Inc.(1)	108,402,945
		1,424,125,851
	Commercial & Professional Services - 5.2%
251,997	Cintas Corp.	70,299,603
223,384	CoStar Group, Inc.*	145,867,518
2,815,233	Healthcare Services Group, Inc.(1)	72,069,965
3,306,990	IAA, Inc.*	156,288,348
5,970,811	KAR Auction Services, Inc.	125,506,447
1,568,174	TransUnion	143,801,556
374,785	Waste Connections, Inc.	36,095,543
		749,928,980
	Consumer Durables & Apparel - 5.4%
1,639,229	Carter's, Inc.	173,873,020
65,115	NVR, Inc.*	248,542,002
1,635,497	PVH Corp.	142,566,273
4,607,040	Under Armour, Inc. Class C*	82,742,438
3,740,930	YETI Holdings, Inc.*	136,020,215
		783,743,948
	Consumer Services - 3.5%
2,341,140	Choice Hotels International, Inc.	234,582,228
413,835	Hyatt Hotels Corp. Class A	34,985,611
4,864,179	Service Corp. International	233,237,383
		502,805,222
	Diversified Financials - 2.6%
382,150	Credit Acceptance Corp.*	163,934,707
302,562	FactSet Research Systems, Inc.(1)	86,566,014
1,313,461	Northern Trust Corp.	128,469,620
		378,970,341
	Energy - 0.3%
4,190,779	WPX Energy, Inc.*	50,079,809
	Food & Staples Retailing - 0.6%
1,579,842	Performance Food Group Co.*	81,820,017
	Health Care Equipment & Services - 11.4%
2,080,581	Encompass Health Corp.	160,267,154
1,634,369	Hill-Rom Holdings, Inc.	174,043,955
2,960,596	Integra LifeSciences Holdings Corp.*	162,951,204
1,142,728	Masimo Corp.*	194,949,397
2,630,272	NuVasive, Inc.*	202,846,577
898,802	STERIS plc	135,440,473
1,289,162	Tandem Diabetes Care, Inc.*	98,027,878
458,323	Teleflex, Inc.	170,271,578
1,403,803	Varian Medical Systems, Inc.*	197,332,588

The Hartford MidCap Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

979,831	Veeva Systems, Inc. Class A*	$143,653,023
		1,639,783,827
	Insurance - 5.1%
142,375	Alleghany Corp.*	113,566,843
134,251	Erie Indemnity Co. Class A	22,352,792
2,415,384	Fidelity National Financial, Inc.	117,749,970
199,866	Markel Corp.*	234,436,822
112,147	White Mountains Insurance Group Ltd.	125,292,871
1,600,748	WR Berkley Corp.	117,703,000
		731,102,298
	Materials - 2.7%
2,991,611	Ball Corp.	215,934,482
1,062,423	Packaging Corp. of America	101,727,002
2,150,153	Silgan Holdings, Inc.	66,353,722
		384,015,206
	Media & Entertainment - 2.6%
110,159	Cable One, Inc.	187,714,241
2,926,126	Cargurus, Inc.*	104,316,392
711,418	Roku, Inc.*	86,046,007
		378,076,640
	Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
2,702,635	Aerie Pharmaceuticals, Inc.*	55,349,965
1,466,285	Alnylam Pharmaceuticals, Inc.*	168,314,855
1,633,454	Apellis Pharmaceuticals, Inc.*	67,151,294
824,211	Bio-Techne Corp.	173,059,583
2,465,587	Ionis Pharmaceuticals, Inc.*	143,793,034
144,065	Mettler-Toledo International, Inc.*	109,083,137
1,728,158	PRA Health Sciences, Inc.*	175,079,687
31,838	PTC Therapeutics, Inc.*	1,639,657
618,049	Reata Pharmaceuticals, Inc. Class A*	135,222,941
1,155,653	Repligen Corp.*	116,016,005
200,454	Seattle Genetics, Inc.*	21,727,209
		1,166,437,367
	Real Estate - 2.3%
2,469,882	Douglas Emmett, Inc. REIT	102,500,103
3,292,578	Equity Commonwealth REIT	107,963,633
4,759,982	Redfin Corp.*	115,810,362
		326,274,098
	Retailing - 2.8%
1,399,343	CarMax, Inc.*	135,792,245
2,376,026	Etsy, Inc.*	115,973,829
1,096,391	GrubHub, Inc.*(1)	59,369,573
974,268	Wayfair, Inc. Class A*(1)	91,288,911
		402,424,558
	Semiconductors & Semiconductor Equipment - 3.3%
1,626,875	MKS Instruments, Inc.	170,529,037
984,265	Monolithic Power Systems, Inc.	168,476,640
1,332,916	Silicon Laboratories, Inc.*	131,038,972
		470,044,649
	Software & Services - 17.5%
1,484,289	Akamai Technologies, Inc.*	138,558,378
583,323	Alteryx, Inc. Class A*(1)	81,356,059
1,014,404	Aspen Technology, Inc.*	120,693,788
2,694,457	Black Knight, Inc.*	180,313,062
2,034,505	Blackbaud, Inc.	159,362,777
629,944	EPAM Systems, Inc.*	143,715,424
504,876	Fair Isaac Corp.*	203,152,005
8,647,884	Genpact Ltd.	382,841,825
1,602,154	Guidewire Software, Inc.*	180,242,325
1,911,779	PTC, Inc.*	158,907,070
1,362,534	Q2 Holdings, Inc.*	118,799,339

The Hartford MidCap Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

6,457,329	Teradata Corp.*			$157,171,388
688,224	VeriSign, Inc.*			143,246,943
1,630,880	WEX, Inc.*			353,770,490
				2,522,130,873
	Technology Hardware & Equipment - 8.0%
1,014,113	CDW Corp.			132,291,041
1,033,401	Coherent, Inc.*			146,153,903
8,472,738	CommScope Holding Co., Inc.*			103,240,312
1,179,182	F5 Networks, Inc.*			144,001,706
5,991,291	II-VI, Inc.*			201,606,942
616,333	Keysight Technologies, Inc.*			57,312,806
2,816,691	Lumentum Holdings, Inc.*			213,420,677
3,469,328	National Instruments Corp.			154,836,109
				1,152,863,496
	Transportation - 0.9%
335,946	AMERCO			124,726,671
	Utilities - 2.2%
1,013,141	Black Hills Corp.			84,121,097
2,025,628	NiSource, Inc.			59,371,157
4,167,274	UGI Corp.			173,316,926
				316,809,180
	Total Common Stocks
	(cost $11,203,151,399)			$14,372,140,475
Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.3%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
43,504,255	1.49%(2)			43,504,255
	Securities Lending Collateral - 0.5%
3,528,252	Citibank NA DDCA, 1.58%, 2/3/2020(2)			3,528,252
	Fidelity Investments Money Market Funds, Government Portfolio,
16,461,137	Institutional Class, 1.50%(2)			16,461,137
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
13,908,810	Class, 1.72%(2)			13,908,810
5,058,829	JPMorgan Prime Money Market Fund, 1.69%(2)			5,058,829
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
13,279,015	Class, 1.71%(2)			13,279,015
	State Street Institutional Liquid Reserves Fund, Institutional Class,
18,334,244	1.71%(2)			18,334,244
				70,570,287
	Total Short-Term Investments
	(cost $114,074,542)			$114,074,542
	Total Investments
	(cost $11,317,225,941)	100.6	% $	14,486,215,017
	Other Assets and Liabilities	(0.6)%		(91,426,408)

	Total Net Assets	100.0	% $	14,394,788,609

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

The Hartford MidCap Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: DDCA REIT	Dollars on Deposit in Custody Account Real Estate Investment Trust

The Hartford MidCap Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$785,977,444	$785,977,444		$—	$—
Capital Goods	1,424,125,851	1,424,125,851		—	—
Commercial & Professional Services	749,928,980	749,928,980		—	—
Consumer Durables & Apparel	783,743,948	783,743,948		—	—
Consumer Services	502,805,222	502,805,222		—	—
Diversified Financials	378,970,341	378,970,341		—	—
Energy	50,079,809	50,079,809		—	—
Food & Staples Retailing	81,820,017	81,820,017		—	—
Health Care Equipment & Services	1,639,783,827	1,639,783,827		—	—
Insurance	731,102,298	731,102,298		—	—
Materials	384,015,206	384,015,206		—	—
Media & Entertainment	378,076,640	378,076,640		—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,166,437,367	1,166,437,367		—	—
Real Estate	326,274,098	326,274,098		—	—
Retailing	402,424,558	402,424,558		—	—
Semiconductors & Semiconductor Equipment	470,044,649	470,044,649		—	—
Software & Services	2,522,130,873	2,522,130,873		—	—
Technology Hardware & Equipment	1,152,863,496	1,152,863,496		—	—
Transportation	124,726,671	124,726,671		—	—
Utilities	316,809,180	316,809,180		—	—

Short-Term Investments	114,074,542	114,074,542		—	—

Total	$14,486,215,017	$14,486,215,017		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford MidCap Value Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Banks - 7.5%
91,094	IBERIABANK Corp.	$6,623,445
71,305	M&T Bank Corp.	12,016,319
432,964	Sterling Bancorp	8,659,280
270,158	Synovus Financial Corp.	9,460,933
181,413	Western Alliance Bancorp	10,019,440
177,254	Zions Bancorp NA	8,063,284
		54,842,701
	Capital Goods - 10.6%
188,108	Colfax Corp.*	6,613,877
91,071	EnerSys	6,553,469
154,734	Fortune Brands Home & Security, Inc.	10,631,773
316,577	Gardner Denver Holdings, Inc.*	11,178,334
275,393	JELD-WEN Holding, Inc.*	6,576,385
61,229	L3Harris Technologies, Inc.	13,551,815
89,448	Moog, Inc. Class A	8,015,435
123,748	Sensata Technologies Holding plc*	5,849,568
108,104	Wabtec Corp.	7,984,562
		76,955,218
	Commercial & Professional Services - 1.4%
127,396	Clean Harbors, Inc.*	10,474,499
	Consumer Durables & Apparel - 3.1%
207,842	Lennar Corp. Class A	13,792,395
222,793	Steven Madden Ltd.	8,590,898
		22,383,293
	Consumer Services - 1.6%
199,727	Wyndham Hotels & Resorts, Inc.	11,418,393
	Diversified Financials - 2.8%
926,046	SLM Corp.	10,112,423
176,199	Voya Financial, Inc.	10,524,366
		20,636,789
	Energy - 4.3%
216,520	Delek U.S. Holdings, Inc.	5,945,639
144,168	Diamondback Energy, Inc.	10,726,099
525,699	Noble Energy, Inc.	10,393,069
208,765	Viper Energy Partners L.P.	4,553,165
		31,617,972
	Food & Staples Retailing - 1.4%
245,582	US Foods Holding Corp.*	9,865,029
	Food, Beverage & Tobacco - 0.9%
60,004	Post Holdings, Inc.*	6,274,618
	Health Care Equipment & Services - 8.6%
163,409	Acadia Healthcare Co., Inc.*	5,250,331
210,048	Centene Corp.*	13,193,115
160,593	Encompass Health Corp.	12,370,479
91,960	Hill-Rom Holdings, Inc.	9,792,821
59,424	Molina Healthcare, Inc.*	7,307,369
21,571	STERIS plc	3,250,534
76,928	Zimmer Biomet Holdings, Inc.	11,377,651
		62,542,300
	Insurance - 9.0%
122,157	Arthur J Gallagher & Co.	12,529,643
76,555	Assurant, Inc.	9,995,021
578,816	CNO Financial Group, Inc.	10,181,373
75,484	Hanover Insurance Group, Inc.	10,460,573
136,804	Kemper Corp.	10,180,954
490,061	Lancashire Holdings Ltd.	4,840,498

The Hartford MidCap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

52,351	Reinsurance Group of America, Inc.	$7,541,162
		65,729,224
	Materials - 8.4%
194,890	Buzzi Unicem S.p.A.	4,551,347
163,917	Cabot Corp.	6,532,093
166,915	Carpenter Technology Corp.	6,633,202
115,250	Celanese Corp.	11,928,375
142,296	Crown Holdings, Inc.*	10,534,173
136,509	FMC Corp.	13,048,895
69,015	Reliance Steel & Aluminum Co.	7,922,922
		61,151,007
	Media & Entertainment - 2.9%
242,733	Cinemark Holdings, Inc.	7,648,517
73,044	Electronic Arts, Inc.*	7,882,908
346,499	TEGNA, Inc.	5,855,833
		21,387,258
	Pharmaceuticals, Biotechnology & Life Sciences - 0.8%
171,026	QIAGEN N.V.*	5,777,258
	Real Estate - 12.6%
78,165	Boston Properties, Inc. REIT	11,204,953
349,851	Brixmor Property Group, Inc. REIT	6,983,026
321,008	Corporate Office Properties Trust REIT	9,556,408
199,563	First Industrial Realty Trust, Inc. REIT	8,521,340
286,600	Gaming and Leisure Properties, Inc. REIT	13,543,283
255,465	Highwoods Properties, Inc. REIT	12,801,351
87,622	Life Storage, Inc. REIT	9,917,058
178,701	Park Hotels & Resorts, Inc. REIT	3,920,700
414,849	Physicians Realty Trust REIT	8,027,328
194,528	STORE Capital Corp. REIT	7,635,224
		92,110,671
	Retailing - 1.9%
75,587	Dollar Tree, Inc.*	6,581,360
65,168	Expedia Group, Inc.	7,067,470
		13,648,830
	Semiconductors & Semiconductor Equipment - 2.7%
31,002	KLA Corp.	5,138,271
19,284	Lam Research Corp.	5,750,682
81,102	MKS Instruments, Inc.	8,501,112
2,956	Silicon Motion Technology Corp. ADR	135,651
		19,525,716
	Software & Services - 3.4%
139,652	Amdocs Ltd.	10,047,961
97,804	Leidos Holdings, Inc.	9,826,368
82,489	SS&C Technologies Holdings, Inc.	5,197,632
		25,071,961
	Technology Hardware & Equipment - 5.2%
33,602	Arrow Electronics, Inc.*	2,551,736
46,070	Coherent, Inc.*	6,515,680
47,543	Itron, Inc.*	3,886,640
160,096	Lumentum Holdings, Inc.*	12,130,474
28,259	Rogers Corp.*	3,327,497
143,542	Western Digital Corp.	9,402,001
		37,814,028
	Telecommunication Services - 1.0%
155,924	Millicom International Cellular S.A.(1)	7,363,327
	Transportation - 1.0%
376,008	JetBlue Airways Corp.*	7,456,239
	Utilities - 5.5%
215,672	Alliant Energy Corp.	12,802,290
102,586	Evergy, Inc.	7,402,606

The Hartford MidCap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

82,662	Sempra Energy			$13,278,824
167,921	UGI Corp.			6,983,834
				40,467,554
	Total Common Stocks
	(cost $618,789,921)			$704,513,885
Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 3.1%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
22,198,153	Institutional Class, 1.49%(2)			22,198,153
	Securities Lending Collateral - 0.3%
114,346	Citibank NA DDCA, 1.58%, 2/3/2020(2)			114,346
	Fidelity Investments Money Market Funds, Government Portfolio,
533,485	Institutional Class, 1.50%(2)			533,485
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
450,767	Class, 1.72%(2)			450,767
163,950	JPMorgan Prime Money Market Fund, 1.69%(2)			163,950
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
430,356	Class, 1.71%(2)			430,356
	State Street Institutional Liquid Reserves Fund, Institutional Class,
594,189	1.71%(2)			594,189
				2,287,093
	Total Short-Term Investments
	(cost $24,485,246)			$24,485,246
	Total Investments
	(cost $643,275,167)	100.0	% $	728,999,131
	Other Assets and Liabilities	0.0%		342,753

	Total Net Assets	100.0	% $	729,341,884

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ADR DDCA REIT	American Depositary Receipt Dollars on Deposit in Custody Account Real Estate Investment Trust

The Hartford MidCap Value Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks		$54,842,701	$54,842,701		$—	$—
Capital Goods		76,955,218	76,955,218		—	—
Commercial & Professional Services		10,474,499	10,474,499		—	—
Consumer Durables & Apparel		22,383,293	22,383,293		—	—
Consumer Services		11,418,393	11,418,393		—	—
Diversified Financials		20,636,789	20,636,789		—	—
Energy		31,617,972	31,617,972		—	—
Food & Staples Retailing		9,865,029	9,865,029		—	—
Food, Beverage & Tobacco		6,274,618	6,274,618		—	—
Health Care Equipment & Services		62,542,300	62,542,300		—	—
Insurance		65,729,224	65,729,224		—	—
Materials		61,151,007	56,599,660		4,551,347	—
Media & Entertainment		21,387,258	21,387,258		—	—
Pharmaceuticals, Biotechnology & Life Sciences		5,777,258	5,777,258		—	—
Real Estate		92,110,671	92,110,671		—	—
Retailing		13,648,830	13,648,830		—	—
Semiconductors & Semiconductor Equipment		19,525,716	19,525,716		—	—
Software & Services		25,071,961	25,071,961		—	—
Technology Hardware & Equipment		37,814,028	37,814,028		—	—
Telecommunication Services		7,363,327	—		7,363,327	—
Transportation		7,456,239	7,456,239		—	—
Utilities		40,467,554	40,467,554		—	—

Short-Term Investments		24,485,246	24,485,246		—	—

Total		$728,999,131	$717,084,457		$11,914,674	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Moderate Allocation Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount				Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 43.2%
1,432,481	Hartford Core Equity Fund, Class F			$50,451,988
765,355	Hartford Multifactor US Equity ETF			25,670,007
1,452,658	Hartford Small Cap Value Fund, Class F			13,800,256
1,793,826	The Hartford Equity Income Fund, Class F			34,423,525
412,091	The Hartford Growth Opportunities Fund, Class F			17,909,454
466,179	The Hartford MidCap Fund, Class F			14,773,210
662,918	The Hartford Small Company Fund, Class F			14,789,699
	Total Domestic Equity Funds
	(cost $155,163,943)			$171,818,139
	International/Global Equity Funds - 16.7%
764,157	Hartford Emerging Markets Equity Fund, Class F			6,709,298
864,559	Hartford Multifactor Developed Markets (ex-US) ETF			24,830,134
2,245,858	Hartford Schroders International Multi-Cap Value Fund, Class F			20,033,054
929,350	The Hartford International Opportunities Fund, Class F			14,767,376
	Total International/Global Equity Funds
	(cost $66,943,842)			$66,339,862
	Multi-Strategy Funds - 2.9%
1,347,286	The Hartford Global Real Asset Fund, Class F			11,519,296
	Total Multi-Strategy Funds
	(cost $12,063,860)			$11,519,296
	Taxable Fixed Income Funds - 37.0%
	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class
928,024	F			8,612,062
496,261	Hartford Short Duration ETF			20,381,439
513,376	Hartford Total Return Bond ETF			21,019,308
933,648	The Hartford Inflation Plus Fund, Class F			10,046,048
3,185,562	The Hartford Quality Bond Fund, Class F			32,620,152
1,814,987	The Hartford Strategic Income Fund, Class F			16,026,335
3,613,513	The Hartford World Bond Fund, Class F			38,339,369
	Total Taxable Fixed Income Funds
	(cost $144,590,795)			$147,044,713
	Total Affiliated Investment Companies
	(cost $378,762,440)			$396,722,010
Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
810,634	1.49%(1)			810,634
	Total Short-Term Investments
	(cost $810,634)			$810,634
	Total Investments
	(cost $379,573,074)	100.0	% $	397,532,644
	Other Assets and Liabilities	0.0%		(16,600)

	Total Net Assets	100.0	% $	397,516,044

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Hartford Moderate Allocation Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Other Abbreviations:
ETF

Exchange-Traded Fund

Hartford Moderate Allocation Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies		$396,722,010	$396,722,010		$—	$—
Short-Term Investments		810,634	810,634		—	—
Total		$397,532,644	$397,532,644		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 22.6%
	Automobiles & Components - 0.8%
97,056	Ford Motor Co.	$856,034
27,613	General Motors Co.	921,998
163,573	Nissan Motor Co., Ltd.	887,595
26,143	Volkswagen AG	4,690,386
		7,356,013
	Banks - 0.6%
460,822	Bank of Communications Co., Ltd. Class H	295,187
9,448	BNP Paribas S.A.	501,382
560,239	China Minsheng Banking Corp. Ltd. Class H	391,116
13,018	Hana Financial Group, Inc.	359,760
118,105	Indiabulls Housing Finance Ltd.	505,960
15,036	Industrial Bank of Korea	134,701
737,972	Intesa Sanpaolo S.p.A.	1,832,764
75,585	Israel Discount Bank Ltd. Class A	342,826
8,098	Mizrahi Tefahot Bank Ltd.	220,440
4,003	Societe Generale S.A.	129,536
142,800	Thanachart Capital PCL	238,229
103,939	Tisco Financial Group PCL	343,462
		5,295,363
	Capital Goods - 1.7%
44,051	Alstom S.A.	2,334,714
2,382	Cummins, Inc.	381,048
30,654	Fortune Brands Home & Security, Inc.	2,106,236
60,842	ITOCHU Corp.	1,421,328
3,458	Lockheed Martin Corp.	1,480,439
80,869	Marubeni Corp.	581,093
20,389	Mitsubishi Corp.	522,685
15,576	Mitsubishi Heavy Industries Ltd.	568,171
105,365	Mitsui & Co., Ltd.	1,873,981
36,975	PACCAR, Inc.	2,743,915
8,022	Signify N.V.(1)	267,348
57,476	Sinotruk Hong Kong Ltd.	98,689
72,224	Sumitomo Corp.	1,074,308
263,753	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	193,647
		15,647,602
	Commercial & Professional Services - 0.1%
21,489	KAR Auction Services, Inc.	451,699
	Consumer Durables & Apparel - 2.7%
141,000	ANTA Sports Products Ltd.	1,227,571
114,878	Barratt Developments plc	1,216,274
63,107	D.R. Horton, Inc.	3,735,934
439,000	Haier Electronics Group Co., Ltd.	1,318,632
12,673	Haseko Corp.	165,230
70,753	KB Home	2,656,775
52,923	Lennar Corp. Class A	3,511,970
43,554	Persimmon plc	1,753,401
88,718	PulteGroup, Inc.	3,961,259
73,750	Taylor Wimpey plc	209,479
66,957	Toll Brothers, Inc.	2,970,213
186,583	TRI Pointe Group, Inc.*	3,033,840
		25,760,578
	Consumer Services - 0.1%
14,027	Starbucks Corp.	1,189,910
	Diversified Financials - 1.3%
181,702	AGNC Investment Corp. REIT	3,377,840
14,614	Banca Mediolanum S.p.A.	131,804
5,165	IGM Financial, Inc.	149,361
50,663	Invesco Ltd.	876,470
19,183	Janus Henderson Group plc	484,754

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

2,235	Magellan Financial Group Ltd.	$98,428
1,653	MarketAxess Holdings, Inc.	585,460
151,351	MFA Financial, Inc. REIT	1,180,538
40,646	Navient Corp.	584,490
122,587	New Residential Investment Corp. REIT	2,052,106
8,821	OneMain Holdings, Inc.	373,746
79,936	ORIX Corp.	1,350,316
207,040	REC Ltd.	415,959
6,679	Starwood Property Trust, Inc. REIT	171,383
5,245	Synchrony Financial	169,990
4,315	T Rowe Price Group, Inc.	576,182
		12,578,827
	Energy - 1.9%
16,552	Aker BP ASA	466,226
39,210	ARC Resources Ltd.(2)	207,990
69,252	Chevron Corp.	7,419,659
3,548,507	China Petroleum & Chemical Corp. Class H	1,868,720
343,801	China Shenhua Energy Co., Ltd. Class H	604,174
336,558	CNOOC Ltd.	503,840
10,929	Exxaro Resources Ltd.	88,671
43,597	Hindustan Petroleum Corp. Ltd.	142,156
29,728	PTT Exploration & Production PCL	119,217
83,097	Repsol S.A.	1,143,645
147,275	Suncor Energy, Inc.	4,505,142
1,540	Valero Energy Corp.	129,838
344,222	Whitehaven Coal Ltd.	569,341
560,354	Yanzhou Coal Mining Co., Ltd. Class H	413,450
		18,182,069
	Food & Staples Retailing - 0.1%
1,597	George Weston Ltd.	128,699
5,911	ICA Gruppen AB	259,903
3,077	Kesko Oyj Class B	208,023
5,013	Loblaw Cos., Ltd.	262,279
5,500	Sundrug Co., Ltd.	186,385
		1,045,289
	Food, Beverage & Tobacco - 0.6%
19,444	British American Tobacco plc	857,381
7,523	Campbell Soup Co.	364,038
4,022	Carlsberg A/S Class B	587,348
157,000	China Mengniu Dairy Co., Ltd.*	575,802
19,098	Coca-Cola European Partners plc	1,004,746
24,027	General Mills, Inc.	1,254,690
3,184	JM Smucker Co.	329,894
28,396	Orkla ASA	274,129
3,438	Philip Morris International, Inc.	284,323
		5,532,351
	Health Care Equipment & Services - 0.2%
6,062	CVS Health Corp.	411,125
54,137	Qualicorp Consultoria e Corretora de Seguros S.A.	524,102
516	Sonova Holding AG	129,398
20,231	Telefonica Celular del Paraguay S.A.	1,036,030
		2,100,655
	Household & Personal Products - 0.1%
7,815	Kimberly-Clark Corp.	1,119,421
	Insurance - 1.0%
3,156	Ageas	174,027
150,071	AXA S.A.	3,990,622
10,348	CNP Assurances	186,267
19,846	Fidelity National Financial, Inc.	967,492
6,866	Great-West Lifeco, Inc.	177,902
89,916	Japan Post Holdings Co., Ltd.	817,936
139,000	Ping An Insurance Group Co., of China Ltd. Class H	1,571,791

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

8,188	Sun Life Financial, Inc.	$384,961
3,494	Zurich Insurance Group AG	1,450,421
		9,721,419
	Materials - 0.8%
11,912	African Rainbow Minerals Ltd.	133,421
95,008	Alumina Ltd.	136,834
195,500	Anhui Conch Cement Co., Ltd. Class H	1,247,816
4,258	Corteva, Inc.*	123,141
14,383	Dow, Inc.*	662,625
89,329	Evraz plc	414,739
48,349	Fortescue Metals Group Ltd.	358,161
17,566	JFE Holdings, Inc.	208,015
98,102	Kinross Gold Corp.*	497,404
4,038	Kirkland Lake Gold Ltd.	165,590
16,081	Kumba Iron Ore Ltd.	371,835
827,878	Maanshan Iron & Steel Co., Ltd. Class H(2)	292,814
47,925	MMC Norilsk Nickel PJSC ADR	1,545,559
378,385	National Aluminium Co., Ltd.	224,994
173,435	NMDC Ltd.	283,323
31,454	Severstal PJSC GDR	442,266
815,650	Sinopec Shanghai Petrochemical Co., Ltd. Class H	207,386
8,599	Ternium S.A. ADR	179,977
		7,495,900
	Media & Entertainment - 0.2%
13,941	GungHo Online Entertainment, Inc.	253,618
1,064	Take-Two Interactive Software, Inc.*	132,617
14,700	Tencent Holdings Ltd.	701,046
34,954	WPP plc	434,602
77,699	Zynga, Inc. Class A*	467,748
		1,989,631
	Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
23,451	AbbVie, Inc.	1,900,000
4,591	Amgen, Inc.	991,886
2,823	Bristol-Myers Squibb Co.	177,708
233,104	China Medical System Holdings Ltd.	310,242
17,530	Gilead Sciences, Inc.	1,107,896
8,143	Johnson & Johnson	1,212,248
14,064	Merck & Co., Inc.	1,201,628
33,240	Novartis AG	3,140,119
3,369	Pfizer, Inc.	125,462
8,599	Roche Holding AG	2,884,692
15,014	Teva Pharmaceutical Industries Ltd. ADR*	156,146
		13,208,027
	Real Estate - 4.0%
588,039	Aldar Properties PJSC	355,201
23,801	American Tower Corp. REIT	5,515,644
66,277	Apple Hospitality, Inc. REIT	995,481
53,766	Brixmor Property Group, Inc. REIT	1,073,169
156,111	Castellum AB	3,836,735
115,784	Douglas Emmett, Inc. REIT	4,805,036
80,781	Equity LifeStyle Properties, Inc. REIT	5,876,818
318,504	Fibra Uno Administracion S.A. de C.V. REIT	523,381
191,148	Henderson Land Development Co., Ltd.	858,188
55,672	Hongkong Land Holdings Ltd.	295,504
113,644	Kimco Realty Corp. REIT	2,164,918
25,525	Klepierre S.A. REIT	867,642
4,175	Life Storage, Inc. REIT	472,527
625,528	Mapletree Commercial Trust REIT	1,074,244
204,100	Mapletree Industrial Trust REIT	414,845
152,596	Mapletree Logistics Trust REIT	205,757
934	Mid-America Apartment Communities, Inc. REIT	128,154
8,136	PSP Swiss Property AG	1,230,220
20,784	Public Storage REIT	4,650,628

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

46,930	SITE Centers Corp. REIT	$596,480
21,846	Spirit Realty Capital, Inc. REIT	1,153,032
3,924	Swiss Prime Site AG*	479,062
21,910	Weingarten Realty Investors REIT	637,581
		38,210,247
	Retailing - 0.3%
2,900	Alibaba Group Holding Ltd. ADR*	599,111
2,006,600	Allstar Co.(3)(4)(5)	802,640
103,554	Harvey Norman Holdings Ltd.	290,600
19,170	K's Holdings Corp.	232,777
3,890	Target Corp.	430,779
13,296	Tory Burch LLC*(3)(4)(5)	862,910
		3,218,817
	Semiconductors & Semiconductor Equipment - 0.5%
28,516	Intel Corp.	1,823,028
1,690	Lam Research Corp.	503,975
354,106	Nanya Technology Corp.	893,686
29,311	Phison Electronics Corp.	305,661
5,071	QUALCOMM, Inc.	432,607
98,650	Radiant Opto-Electronics Corp.	338,508
1,947	Teradyne, Inc.	128,483
1,208,468	United Microelectronics Corp.	589,919
		5,015,867
	Software & Services - 1.5%
10,342	Amdocs Ltd.	744,107
8,647	Booz Allen Hamilton Holding Corp.	674,812
4,826	CGI, Inc.*	369,517
6,329	Check Point Software Technologies Ltd.*	723,468
925	FleetCor Technologies, Inc.*	291,588
1,400	Fujitsu Ltd.	148,026
24,224	International Business Machines Corp.	3,481,715
10,403	Leidos Holdings, Inc.	1,045,189
12,271	Microsoft Corp.	2,088,892
11,966	Nihon Unisys Ltd.	364,900
34,900	Nomura Research Institute Ltd.	767,998
14,666	Open Text Corp.	660,048
14,168	Oracle Corp.	743,112
4,200	TIS, Inc.	252,320
683	VMware, Inc. Class A*	101,125
82,110	Western Union Co.	2,208,759
		14,665,576
	Technology Hardware & Equipment - 0.3%
1,619	Apple, Inc.	501,097
118,274	Foxconn Technology Co., Ltd.	234,737
78,867	Lite-On Technology Corp.	122,181
12,565	Seagate Technology plc	716,079
65,661	Tripod Technology Corp.	240,929
23,814	Xerox Holdings Corp.*	847,064
34,774	Zhen Ding Technology Holding Ltd.	134,493
		2,796,580
	Telecommunication Services - 1.4%
81,874	AT&T, Inc.	3,080,100
131,981	Bharti Infratel Ltd.	459,249
151,797	Deutsche Telekom AG	2,458,473
220,329	Orange S.A.	3,114,564
4,121	Swisscom AG	2,261,041
36,198	Telefonica Celular del Paraguay S.A.	494,465
181,578	Telefonica S.A.	1,228,140
221,886	VEON Ltd.	574,685
		13,670,717
	Transportation - 0.2%
140,250	Qantas Airways Ltd.	594,631

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

354,868	Royal Mail plc	$927,584
		1,522,215
	Utilities - 0.8%
8,422	AES Corp.	167,261
12,399	AltaGas Ltd.	199,654
2,716	Avangrid, Inc.	144,654
347,906	Centrica plc	389,763
110,422	EDP - Energias de Portugal S.A.	553,759
65,738	Endesa S.A.	1,804,974
219,126	Enel S.p.A.	1,909,971
8,111	Engie S.A.	139,617
2,028	Evergy, Inc.	146,341
39,473	Exelon Corp.	1,878,520
8,742	Hydro One Ltd.(1)	177,694
		7,512,208
	Total Common Stocks
	(cost $200,360,600)	$215,286,981
Asset & Commercial Mortgage Backed Securities - 14.3%
	Asset-Backed - Automobile - 0.4%
	ARI Fleet Lease Trust
$16,917	1.91%, 04/15/2026(1)	$16,906
112,406	2.55%, 10/15/2026(1)	112,714
224,652	3.22%, 08/16/2027(1)	226,836
	Canadian Pacer Auto Receivables Trust
49,979	2.05%, 03/19/2021(1)	49,994
55,152	3.00%, 06/21/2021(1)	55,287
45,000	3.27%, 12/19/2022(1)	45,663
	Chesapeake Funding LLC
179,328	1.91%, 08/15/2029(1)	179,309
116,209	2.13%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(1)(6)	116,294
349,162	3.23%, 08/15/2030(1)	355,501
	Enterprise Fleet Financing LLC
60,362	1.97%, 01/20/2023(1)	60,373
315,000	2.06%, 05/20/2025(1)	316,936
146,825	2.13%, 05/22/2023(1)	147,003
183,156	2.98%, 10/20/2024(1)	185,214
385,880	3.38%, 05/20/2024(1)	391,593
	First Investors Auto Owner Trust
114,437	3.41%, 04/18/2022(1)	114,668
	OneMain Direct Auto Receivables Trust
3,151	2.31%, 12/14/2021(1)	3,151
745,000	3.43%, 12/16/2024(1)	755,960
	Santander Retail Auto Lease Trust
156,462	2.72%, 01/20/2022(1)	157,572
	Securitized Term Auto Receivables Trust
57,840	2.04%, 04/26/2021(1)	57,861
106,278	3.06%, 02/25/2021(1)	106,447
	Westlake Automobile Receivables Trust
181,429	2.98%, 01/18/2022(1)	181,932
	Wheels SPV LLC
24,303	1.88%, 04/20/2026(1)	24,302
		3,661,516
	Asset-Backed - Finance & Insurance - 5.6%
	Aaset Trust
227,373	3.84%, 05/15/2039(1)	231,654
	Ajax Mortgage Loan Trust
787,786	3.16%, 09/25/2056(1)(7)	792,688
	Allegany Park CLO Ltd.
630,000	0.00%, 01/20/2033, 3 mo. USD LIBOR + 1.800%(1)(6)	630,000
	Apidos CLO
590,000	0.00%, 01/20/2033, 3 mo. USD LIBOR + 1.850%(1)(6)	590,000
	Atlas Senior Loan Fund Ltd.
1,345,000	3.14%, 01/16/2030, 3 mo. USD LIBOR + 1.300%(1)(6)	1,345,666

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Avery Point CLO Ltd.
$350,000	3.39%, 08/05/2027, 3 mo. USD LIBOR + 1.500%(1)(6)	$350,390
	Barings CLO Ltd.
1,000,000	3.72%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(1)(6)	987,752
	Bayview Koitere Fund Trust
352,306	3.50%, 07/28/2057(1)(7)	360,538
	Bayview Opportunity Master Fund Trust
170,745	3.50%, 01/28/2055(1)(7)	173,521
231,852	3.50%, 06/28/2057(1)(7)	236,752
162,417	4.00%, 11/28/2053(1)(7)	167,209
205,643	4.00%, 10/28/2064(1)(7)	211,364
	BlueMountain CLO Ltd.
1,400,000	3.33%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(6)	1,386,316
2,000,000	3.47%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(6)	1,997,992
1,200,000	3.61%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(6)	1,198,787
490,000	3.67%, 04/20/2027, 3 mo. USD LIBOR + 1.850%(1)(6)	485,346
	Carlyle Global Market Strategies CLO Ltd.
560,000	3.62%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	561,212
1,000,000	3.64%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	954,534
	CIFC Funding Ltd.
785,000	0.00%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(1)(6)	784,936
750,000	2.85%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(1)(6)	749,454
2,000,000	3.57%, 04/18/2031, 3 mo. USD LIBOR + 1.750%(1)(6)	1,967,716
1,200,000	3.60%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	1,202,165
540,000	3.62%, 07/20/2030, 3 mo. USD LIBOR + 1.800%(1)(6)	540,592
1,200,000	3.62%, 04/20/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	1,202,742
1,200,000	3.63%, 07/15/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	1,203,258
	DB Master Finance LLC
139,300	3.79%, 05/20/2049(1)	143,044
124,375	4.02%, 05/20/2049(1)	130,522
	Dryden Senior Loan Fund
1,200,000	3.28%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(6)	1,200,112
500,000	3.68%, 10/15/2027, 3 mo. USD LIBOR + 1.850%(1)(6)	497,492
1,500,000	3.97%, 10/19/2029, 3 mo. USD LIBOR + 2.150%(1)(6)	1,500,315
	Finance of America Structured Securities Trust
197,732	3.38%, 09/25/2028(1)(7)	197,674
	Ford Credit Floorplan Master Owner Trust
100,000	2.09%, 03/15/2022(1)	100,039
230,000	2.44%, 09/15/2026	236,632
	GreatAmerica Leasing Receivables Funding LLC
291,297	2.36%, 01/20/2023(1)	291,890
145,029	2.60%, 06/15/2021(1)	145,420
160,000	2.83%, 06/17/2024(1)	162,278
	Horizon Aircraft Finance Ltd.
247,024	3.43%, 11/15/2039(1)	247,078
	KKR CLO Ltd.
605,000	3.07%, 01/20/2029, 3 mo. USD LIBOR + 1.250%(1)(6)	604,860
1,055,000	3.17%, 04/15/2029, 3 mo. USD LIBOR + 1.340%(1)(6)	1,056,215
	LCM L.P.
250,000	3.77%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(6)	249,998
	LCM XIV L.P.
1,200,000	3.40%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(6)	1,200,329
	LCM XXV Ltd.
1,473,000	3.47%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(6)	1,473,476
931,334	4.12%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(6)	931,324
	Madison Park Funding Ltd.
1,200,000	1.85%, 01/15/2033, 3 mo. USD LIBOR + 1.850%(1)(6)	1,205,233
855,000	2.58%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(6)	852,266
500,000	3.03%, 04/15/2029, 3 mo. USD LIBOR + 1.200%(1)(6)	497,340
1,200,000	3.32%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(6)	1,200,283
1,000,000	4.01%, 07/23/2029, 3 mo. USD LIBOR + 2.200%(1)(6)	1,000,449
	Magnetite VII Ltd.
1,090,000	2.63%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(6)	1,088,278
1,200,000	3.48%, 01/15/2028, 3 mo. USD LIBOR + 1.650%(1)(6)	1,180,064
	Magnetite XVI Ltd.
618,000	3.02%, 01/18/2028, 3 mo. USD LIBOR + 1.200%(1)(6)	617,378

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Magnetite XVIII Ltd.
$715,000	3.41%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(1)(6)	$715,041
	MMAF Equipment Finance LLC
197,458	2.21%, 10/17/2022(1)	197,900
295,000	2.21%, 12/15/2032(1)	297,506
	Octagon Investment Partners Ltd.
625,000	3.53%, 07/15/2029, 3 mo. USD LIBOR + 1.700%(1)(6)	625,239
1,682,420	3.60%, 10/24/2030, 3 mo. USD LIBOR + 1.800%(1)(6)	1,684,388
	OneMain Financial Issuance Trust
100,388	2.37%, 09/14/2032(1)	100,477
11,969	3.66%, 02/20/2029(1)	11,987
	Race Point CLO Ltd.
500,000	4.40%, 02/20/2030, 3 mo. USD LIBOR + 2.500%(1)(6)	496,234
	RR Ltd.
530,000	3.43%, 10/15/2029, 3 mo. USD LIBOR + 1.600%(1)(6)	530,225
	Sound Point CLO Ltd.
1,200,000	3.62%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	1,200,062
	Springleaf Funding Trust
55,896	2.90%, 11/15/2029(1)	55,931
170,000	3.48%, 05/15/2028(1)	170,540
	Towd Point Mortgage Trust
266,031	2.75%, 10/25/2056(1)(7)	269,211
91,650	2.75%, 04/25/2057(1)(7)	92,614
330,279	2.75%, 06/25/2057(1)(7)	336,415
124,085	3.00%, 01/25/2058(1)(7)	126,379
	Treman Park CLO Ltd.
1,195,000	2.89%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(6)	1,195,233
	Vantage Data Centers Issuer LLC
423,229	3.19%, 07/15/2044(1)	433,283
323,675	4.07%, 02/16/2043(1)	337,144
	Volvo Financial Equipment LLC
36,656	1.92%, 03/15/2021(1)	36,654
	Voya CLO Ltd.
1,200,000	3.07%, 01/18/2029, 3 mo. USD LIBOR + 1.250%(1)(6)	1,186,765
1,200,000	3.12%, 01/20/2031, 3 mo. USD LIBOR + 1.300%(1)(6)	1,178,807
1,200,000	3.12%, 04/19/2031, 3 mo. USD LIBOR + 1.300%(1)(6)	1,178,670
990,000	3.73%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(6)	981,652
1,200,000	3.93%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(6)	1,200,606
800,000	4.02%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(1)(6)	800,998
		53,762,534
	Commercial Mortgage - Backed Securities - 3.8%
	1211 Avenue of the Americas Trust
1,125,000	4.28%, 08/10/2035(1)(7)	1,220,889
	280 Park Avenue Mortgage Trust
1,250,000	3.21%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(1)(6)	1,252,367
	BAMLL Commercial Mortgage Securities Trust
365,000	4.23%, 08/10/2038(1)(7)	418,999
	Banc of America Commercial Mortgage Trust
1,000,000	3.75%, 02/15/2050	1,074,119
	Benchmark Mortgage Trust
30,417,399	0.65%, 07/15/2051(7)(8)	1,033,160
22,990,272	0.83%, 01/15/2052(7)(8)	1,127,259
	BF NYT Mortgage Trust
1,210,000	3.38%, 11/15/2035, 1 mo. USD LIBOR + 1.700%(1)(6)	1,214,538
	BX Commercial Mortgage Trust
345,000	3.00%, 12/15/2029, 1 mo. USD LIBOR + 1.250%(1)(6)	345,754
280,000	3.68%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(6)	281,227
	BX Trust
860,000	3.13%, 11/25/2032, 1 mo. USD LIBOR + 1.450%(1)(6)	860,540
	CAMB Commercial Mortgage Trust
1,190,000	3.43%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(6)	1,194,523
	CD Commercial Mortgage Trust
365,000	3.51%, 05/10/2050(7)	399,584
1,000,000	3.83%, 02/10/2050	1,081,216

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	CD Mortgage Trust
$19,684,689	1.17%, 02/10/2050(7)(8)	$1,148,483
	Citigroup Commercial Mortgage Trust
95,000	3.82%, 11/10/2048	104,338
	Commercial Mortgage Trust
944,000	4.46%, 12/10/2045(1)(7)	970,697
	CSAIL Commercial Mortgage Trust
20,517,068	0.78%, 08/15/2051(7)(8)	887,568
24,512,372	0.86%, 11/15/2050(7)(8)	1,095,615
	CSMC Trust
785,000	2.76%, 04/05/2033(1)	788,052
	DC Office Trust
335,000	3.17%, 09/15/2045(1)(7)	338,192
	ExteNet LLC
350,000	3.20%, 07/26/2049(1)	358,029
	FREMF Mortgage Trust
95,000	3.31%, 04/25/2046(1)(7)	94,896
75,000	3.62%, 11/25/2045(1)(7)	77,903
390,000	3.77%, 09/25/2029(1)(7)	405,581
135,000	3.81%, 01/25/2048(1)(7)	142,332
75,000	3.82%, 04/25/2048(1)(7)	79,255
95,000	3.91%, 10/25/2048(1)(7)	101,467
80,000	4.01%, 02/25/2050(1)(7)	83,814
1,200,000	4.12%, 05/25/2050(1)(7)	1,267,202
1,160,000	4.17%, 07/25/2027(1)(7)	1,252,312
460,000	4.22%, 09/25/2025(1)(7)	490,326
120,000	4.30%, 04/25/2049(1)(7)	129,783
215,000	5.73%, 04/25/2020(1)(7)	215,521
	GS Mortgage Securities Corp. Trust
100,000	2.98%, 07/15/2032, 1 mo. USD LIBOR + 1.300%(1)(6)	100,031
1,190,000	3.28%, 06/15/2036, 1 mo. USD LIBOR + 1.600%(1)(6)	1,187,005
	GS Mortgage Securities Trust
35,509,620	0.59%, 03/10/2051(7)(8)	1,122,037
15,296,700	1.23%, 07/10/2052(7)(8)	1,228,828
5,840,754	1.30%, 05/10/2052(7)(8)	468,285
1,250,000	3.76%, 05/10/2049(7)	1,331,785
469,000	3.97%, 05/10/2052	517,786
	Hudson Yards Mortgage Trust
500,000	3.08%, 08/10/2038(1)(7)	500,354
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,190,000	3.75%, 06/05/2039(1)(7)	1,297,447
	KNDL Mortgage Trust
920,000	3.03%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(1)(6)	919,418
	Morgan Stanley Bank of America Merrill Lynch Trust
1,314,000	4.11%, 11/15/2052(7)	1,447,385
	Morgan Stanley Capital Trust
275,000	3.48%, 12/15/2036, 1 mo. USD LIBOR + 1.800%(1)(6)	274,945
	MSCG Trust 2018-SELF
1,250,000	3.33%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(1)(6)	1,253,123
	SFAVE Commercial Mortgage Securities Trust
400,000	4.14%, 01/05/2043(1)(7)	426,834
	Wells Fargo Commercial Mortgage Trust
1,000,000	4.14%, 10/15/2045	1,045,812
	Wells Fargo N.A.
12,522,326	0.82%, 12/15/2052(7)(8)	742,250
4,905,622	1.05%, 05/15/2062(7)(8)	347,911
		35,746,777
	Other ABS - 1.6%
	AASET U.S. Ltd.
492,064	4.45%, 11/18/2038(1)	506,377
	ALM VIII Ltd.
1,250,000	3.63%, 10/15/2028, 3 mo. USD LIBOR + 1.800%(1)(6)	1,251,099
	ALM XVII Ltd.
1,000,000	3.93%, 01/15/2028, 3 mo. USD LIBOR + 2.100%(1)(6)	1,000,192

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Atlas Senior Loan Fund Ltd.
$650,000	3.33%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(6)	$649,993
	Benefit Street Partners CLO Ltd.
1,045,000	0.00%, 01/15/2033, 3 mo. USD LIBOR + 2.000%(1)(6)	1,045,000
	BlueMountain CLO Ltd.
545,000	3.35%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(1)(6)	543,232
	Carlyle U.S. CLO Ltd.
1,200,000	3.27%, 10/20/2027, 3 mo. USD LIBOR + 1.450%(1)(6)	1,191,377
1,105,000	3.58%, 07/15/2032, 3 mo. USD LIBOR + 1.750%(1)(6)	1,107,366
	Castlelake Aircraft Securitization Trust
256,530	3.97%, 04/15/2039(1)	263,309
	Cloud Pass-Through Trust
269,172	3.55%, 12/05/2022(1)(7)	272,559
	Daimler Trucks Retail Trust
148,679	2.77%, 04/15/2021(1)	149,031
	Dewolf Park CLO Ltd.
400,000	3.98%, 10/15/2030, 3 mo. USD LIBOR + 2.150%(1)(6)	398,054
	Eaton Vance CLO Ltd.
1,000,000	3.68%, 01/15/2028, 3 mo. USD LIBOR + 1.850%(1)(6)	1,001,338
	Harbor Park CLO Ltd.
750,000	3.52%, 01/20/2031, 3 mo. USD LIBOR + 1.700%(1)(6)	751,445
	Hertz Fleet Lease Funding L.P.
740,000	2.70%, 01/10/2033(1)	746,518
	Neuberger Berman CLO Ltd.
700,000	3.43%, 01/15/2028, 3 mo. USD LIBOR + 1.600%(1)(6)	694,832
	Neuberger Berman Loan Advisers CLO Ltd.
1,250,000	3.77%, 04/20/2031, 3 mo. USD LIBOR + 1.950%(1)(6)	1,250,828
	SoFi Consumer Loan Program Trust
354,554	3.54%, 11/26/2027(1)	357,246
	Sonic Capital LLC
705,000	3.85%, 01/20/2050(1)	706,297
	Stack Infrastructure Issuer LLC
340,000	3.08%, 10/25/2044(1)	342,084
	START Ireland
727,168	3.54%, 11/15/2044(1)	735,753
235,119	4.09%, 03/15/2044(1)	241,798
		15,205,728
	Whole Loan Collateral CMO - 2.9%
	Angel Oak Mortgage Trust LLC
271,449	2.62%, 11/25/2059(1)(7)	272,479
61,958	2.71%, 11/25/2047(1)(7)	61,971
526,866	3.65%, 09/25/2048(1)(7)	534,403
	Benchmark Mortgage Trust
2,956,658	1.20%, 05/15/2052(7)(8)	230,875
12,818,872	1.39%, 03/15/2062(7)(8)	1,153,475
325,000	3.84%, 12/15/2072(7)	342,252
1,000,000	3.96%, 05/15/2052(7)	1,101,513
	COLT Mortgage Loan Trust
96,844	2.93%, 02/25/2048(1)(7)	96,997
112,698	3.69%, 10/26/2048(1)(7)	113,476
	Deephaven Residential Mortgage Trust
86,100	2.45%, 06/25/2047(1)(7)	86,173
68,483	2.58%, 10/25/2047(1)(7)	68,732
26,375	2.73%, 12/26/2046(1)(7)	26,313
122,574	2.98%, 12/25/2057(1)(7)	122,645
863,602	3.05%, 10/25/2059(1)(7)	867,255
111,464	3.56%, 04/25/2059(1)(7)	112,594
	Fannie Mae Connecticut Avenue Securities
500,000	3.81%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(6)	509,133
473,758	3.86%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(6)	480,602
500,000	3.91%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(6)	509,546
500,000	4.21%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(6)	511,503
1,100,000	4.31%, 02/25/2030, 1 mo. USD LIBOR + 2.650%(6)	1,130,722
747,620	4.56%, 07/25/2024, 1 mo. USD LIBOR + 2.900%(6)	781,503
1,100,000	5.21%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(6)	1,160,773

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$800,531	5.91%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(6)	$852,683
893,984	6.01%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(6)	946,621
1,090,268	6.11%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(6)	1,155,217
1,708,108	6.66%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(6)	1,843,516
1,200,000	6.96%, 10/25/2028, 1 mo. USD LIBOR + 5.300%(6)	1,307,734
888,509	7.36%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(6)	986,820
1,120,048	7.56%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(6)	1,213,830
954,675	7.66%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(6)	1,051,165
940,607	8.41%, 08/25/2028, 1 mo. USD LIBOR + 6.750%(6)	1,043,054
	FREMF Mortgage Trust
945,000	4.34%, 05/25/2029(1)(7)	1,033,868
	MetLife Securitization Trust
244,680	3.00%, 04/25/2055(1)(7)	249,678
	Mill City Mortgage Loan Trust
64,558	2.50%, 04/25/2057(1)(7)	64,729
250,678	2.75%, 01/25/2061(1)(7)	253,264
	New Residential Mortgage Loan Trust
296,925	4.00%, 04/25/2057(1)(7)	312,279
	Seasoned Credit Risk Transfer Trust
344,796	3.50%, 03/25/2058	362,148
333,556	3.50%, 07/25/2058	349,232
488,444	3.50%, 10/25/2058	515,175
	Sequoia Mortgage Trust
958,309	3.75%, 02/25/2048(1)(7)	993,913
	Towd Point Mortgage Trust
159,143	2.25%, 04/25/2056(1)(7)	159,346
	Verus Securitization Trust
292,426	3.21%, 05/25/2059(1)(7)	295,090
	Wells Fargo N.A.
31,882,793	1.10%, 08/15/2061(7)(8)	2,445,758
		27,710,055
	Total Asset & Commercial Mortgage Backed Securities
	(cost $134,840,428)	$136,086,610
Corporate Bonds - 23.8%
	Aerospace/Defense - 0.4%
	BAE Systems Holdings, Inc.
600,000	3.85%, 12/15/2025(1)	$651,106
	Boeing Co.
245,000	2.70%, 02/01/2027	249,842
132,000	2.95%, 02/01/2030	135,921
305,000	3.20%, 03/01/2029	321,070
818,000	3.25%, 03/01/2028	857,078
170,000	3.45%, 11/01/2028	181,297
	Lockheed Martin Corp.
300,000	4.07%, 12/15/2042	361,626
135,000	4.85%, 09/15/2041	170,537
	United Technologies Corp.
300,000	3.95%, 08/16/2025	331,061
900,000	4.13%, 11/16/2028	1,035,978
		4,295,516
	Agriculture - 0.7%
	Altria Group, Inc.
1,150,000	4.40%, 02/14/2026	1,270,346
140,000	4.50%, 05/02/2043	147,000
420,000	4.75%, 05/05/2021	435,357
180,000	5.80%, 02/14/2039	217,856
	BAT Capital Corp.
1,755,000	3.56%, 08/15/2027	1,835,399
	BAT International Finance plc
565,000	3.25%, 06/07/2022(1)	581,134
65,000	3.50%, 06/15/2022(1)	67,317
	Imperial Brands Finance plc
1,250,000	3.75%, 07/21/2022(1)	1,294,663
	Philip Morris International, Inc.

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$300,000	2.63%, 03/06/2023	$306,770
80,000	4.88%, 11/15/2043	98,705
		6,254,547
	Airlines - 0.1%
	Continental Airlines, Inc.
488,643	5.98%, 10/19/2023	515,640
	Southwest Airlines Co.
281,315	6.15%, 02/01/2024	296,513
	United Airlines Class B Pass -Through Trust
64,318	4.60%, 09/01/2027	67,486
		879,639
	Auto Manufacturers - 0.5%
	Daimler Finance North America LLC
600,000	2.20%, 05/05/2020(1)	600,584
580,000	2.30%, 02/12/2021(1)	581,850
	Ford Motor Credit Co. LLC
600,000	3.82%, 11/02/2027	590,671
1,630,000	4.27%, 01/09/2027	1,652,310
	General Motors Financial Co., Inc.
1,375,000	3.70%, 05/09/2023	1,428,811
335,000	3.95%, 04/13/2024	353,357
		5,207,583
	Auto Parts & Equipment - 0.1%
	Panther BF Aggregator L.P. / Panther Finance Co., Inc.
675,000	6.25%, 05/15/2026(1)	724,006
	Beverages - 0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
370,000	3.65%, 02/01/2026	401,841
105,000	4.70%, 02/01/2036	126,002
270,000	4.90%, 02/01/2046	335,561
	Anheuser-Busch InBev Worldwide, Inc.
540,000	3.50%, 01/12/2024	575,591
115,000	3.75%, 07/15/2042	124,145
105,000	4.38%, 04/15/2038	121,435
985,000	4.75%, 01/23/2029	1,165,561
	Molson Coors Brewing Co.
1,250,000	3.00%, 07/15/2026	1,285,443
180,000	3.50%, 05/01/2022	185,811
		4,321,390
	Biotechnology - 0.2%
	Amgen, Inc.
1,425,000	2.65%, 05/11/2022	1,450,386
	Biogen, Inc.
320,000	2.90%, 09/15/2020	322,169
	Gilead Sciences, Inc.
120,000	2.55%, 09/01/2020	120,539
		1,893,094
	Chemicals - 0.5%
	CNAC HK Synbridge Co., Ltd.
1,120,000	5.00%, 05/05/2020	1,125,914
	NOVA Chemicals Corp.
725,000	4.88%, 06/01/2024(1)	735,875
	Olin Corp.
725,000	5.13%, 09/15/2027	755,580
	Sherwin-Williams Co.
1,180,000	2.95%, 08/15/2029	1,220,059
	Syngenta Finance N.V.
450,000	5.18%, 04/24/2028(1)	505,281
		4,342,709
	Commercial Banks - 5.4%
	Banco Santander S.A.
400,000	3.13%, 02/23/2023	412,870

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$200,000	3.85%, 04/12/2023	$210,682
	Bank of America Corp.
740,000	2.63%, 10/19/2020	744,519
	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040%
1,381,000	thereafter)(9)	1,482,246
	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370%
450,000	thereafter)(9)	488,206
635,000	4.00%, 04/01/2024	688,221
750,000	4.20%, 08/26/2024	815,827
	Bank of New York Mellon Corp.
200,000	3.00%, 02/24/2025	210,844
	Banque Federative du Credit Mutuel S.A.
700,000	2.75%, 10/15/2020(1)(2)	704,792
	Barclays plc
815,000	3.20%, 08/10/2021	828,887
	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610%
720,000	thereafter)(9)	766,788
	BNP Paribas S.A.
	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111%
390,000	thereafter)(1)(9)	400,122
405,000	3.38%, 01/09/2025(1)	427,384
	BPCE S.A.
800,000	3.50%, 10/23/2027(1)	849,720
425,000	5.15%, 07/21/2024(1)	472,305
1,200,000	5.70%, 10/22/2023(1)	1,337,139
	Capital One Financial Corp.
615,000	3.75%, 04/24/2024	657,089
165,000	4.20%, 10/29/2025	180,221
	Citigroup, Inc.
	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950%
1,000,000	thereafter)(9)	1,020,959
925,000	4.45%, 09/29/2027	1,038,390
59,000	8.13%, 07/15/2039	101,553
	Citizens Bank NA
500,000	2.55%, 05/13/2021	504,732
	Credit Agricole S.A.
360,000	3.25%, 10/04/2024(1)	378,148
250,000	3.75%, 04/24/2023(1)	263,698
1,150,000	4.13%, 01/10/2027(1)	1,265,441
700,000	4.38%, 03/17/2025(1)	759,486
	Credit Suisse AG
335,000	3.63%, 09/09/2024	359,402
	Credit Suisse Group AG
850,000	3.57%, 01/09/2023(1)	875,244
	3.87%, 01/12/2029, (3.87% fixed rate until 01/12/2028; 3 mo. USD LIBOR + 1.410%
250,000	thereafter)(1)(9)	271,977
	Credit Suisse Group Funding Guernsey Ltd.
950,000	3.80%, 09/15/2022	994,897
1,125,000	4.55%, 04/17/2026	1,268,266
	Danske Bank A/S
485,000	3.88%, 09/12/2023(1)	510,145
200,000	5.00%, 01/12/2022(1)	210,717
250,000	5.38%, 01/12/2024(1)	278,110
	Deutsche Bank AG
670,000	4.25%, 10/14/2021	689,973
	Discover Bank
250,000	3.10%, 06/04/2020	250,810
1,200,000	3.45%, 07/27/2026	1,269,037
	Fifth Third Bank
450,000	2.88%, 10/01/2021	458,479
	Goldman Sachs Group, Inc.
	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201%
2,330,000	thereafter)(9)	2,448,159
1,325,000	4.25%, 10/21/2025	1,463,984
300,000	6.25%, 02/01/2041	439,191
	HSBC Holdings plc

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$290,000	3.40%, 03/08/2021	$295,165
1,755,000	3.60%, 05/25/2023	1,845,143
	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD LIBOR + 1.546%
200,000	thereafter)(9)	218,128
	ING Groep N.V.
720,000	3.95%, 03/29/2027	795,949
1,100,000	4.63%, 01/06/2026(1)	1,243,978
	JP Morgan Chase & Co.
650,000	3.25%, 09/23/2022	675,357
180,000	3.38%, 05/01/2023	188,385
	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160%
1,105,000	thereafter)(9)	1,218,429
	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330%
550,000	thereafter)(9)	639,203
230,000	5.40%, 01/06/2042	317,875
	Macquarie Group Ltd.
	4.15%, 03/27/2024, (4.15% fixed rate until 03/27/2023; 3 mo. USD
920,000	LIBOR + 1.330% thereafter)(1)(9)	977,205
	Morgan Stanley
320,000	3.13%, 07/27/2026	338,803
750,000	3.63%, 01/20/2027	813,709
875,000	3.70%, 10/23/2024	943,223
575,000	4.10%, 05/22/2023	612,624
550,000	5.75%, 01/25/2021	571,105
	NBK SPC Ltd.
1,795,000	2.75%, 05/30/2022(1)	1,807,816
	PNC Bank NA
625,000	3.10%, 10/25/2027	667,315
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	212,073
1,095,000	3.70%, 03/28/2022	1,130,579
1,125,000	4.50%, 07/17/2025	1,229,662
	Synchrony Bank
410,000	3.65%, 05/24/2021	418,957
	Truist Financial Corp.
695,000	3.20%, 09/03/2021	710,533
	U.S. Bancorp
165,000	3.70%, 01/30/2024	177,546
	UBS AG
540,000	2.20%, 06/08/2020(1)	540,564
	UBS Group AG
	3.13%, 08/13/2030, (3.13% fixed rate until 08/13/2029; 3 mo. USD
315,000	LIBOR + 1.468% thereafter)(1)(9)	329,170
	UBS Group Funding Switzerland AG
785,000	2.95%, 09/24/2020(1)	790,706
550,000	3.00%, 04/15/2021(1)	558,463
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,954,994
		51,021,319
	Commercial Services - 0.4%
	Ashtead Capital, Inc.
260,000	4.25%, 11/01/2029(1)	270,400
	CommonSpirit Health
597,000	2.95%, 11/01/2022	612,315
70,000	4.35%, 11/01/2042	76,362
	ERAC USA Finance LLC
510,000	4.50%, 08/16/2021(1)	529,957
550,000	5.63%, 03/15/2042(1)	718,259
	IHS Markit Ltd.
1,200,000	3.63%, 05/01/2024	1,263,648
		3,470,941
	Construction Materials - 0.1%
	Norbord, Inc.
290,000	5.75%, 07/15/2027(1)	304,500

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Standard Industries, Inc.
$675,000	6.00%, 10/15/2025(1)	$704,531
		1,009,031
	Diversified Financial Services - 0.3%
	Capital One Bank USA NA
700,000	3.38%, 02/15/2023	727,967
	Societe Generale S.A.
415,000	3.25%, 01/12/2022(1)(2)	425,781
	Synchrony Financial
1,150,000	4.50%, 07/23/2025	1,250,046
		2,403,794
	Electric - 2.0%
	American Electric Power Co., Inc.
910,000	3.20%, 11/13/2027	960,110
	Cleco Corporate Holdings LLC
575,000	3.38%, 09/15/2029(1)	582,351
618,000	3.74%, 05/01/2026	649,026
425,000	4.97%, 05/01/2046	500,484
	Cleveland Electric Illuminating Co.
1,230,000	3.50%, 04/01/2028(1)	1,324,914
	CMS Energy Corp.
720,000	3.00%, 05/15/2026	756,662
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	130,768
370,000	6.05%, 01/15/2038	522,787
156,000	6.63%, 02/01/2032	218,270
	Dominion Energy, Inc.
950,000	2.45%, 01/15/2023(1)	962,984
135,000	2.72%, 08/15/2021(10)	136,419
510,000	4.10%, 04/01/2021(10)	521,913
	Duke Energy Carolinas LLC
275,000	6.10%, 06/01/2037	388,934
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	108,002
550,000	3.05%, 08/15/2022	564,460
120,000	3.40%, 06/15/2029	129,058
	Electricite de France S.A.
85,000	4.88%, 01/22/2044(1)	104,323
	Evergy, Inc.
530,000	2.90%, 09/15/2029	543,457
	Fortis, Inc.
1,205,000	3.06%, 10/04/2026	1,258,146
	Georgia Power Co.
165,000	3.70%, 01/30/2050	178,447
399,000	4.30%, 03/15/2042	463,499
140,000	4.75%, 09/01/2040	170,172
	Indianapolis Power and Light Co.
425,000	6.60%, 06/01/2037(1)	608,055
	Infraestructura Energetica Nova S.A.B. de C.V.
205,000	4.88%, 01/14/2048(1)	207,153
	NextEra Energy Capital Holdings, Inc.
295,000	2.75%, 11/01/2029	301,305
100,000	3.25%, 04/01/2026	106,224
150,000	3.50%, 04/01/2029	162,990
	Niagara Mohawk Power Corp.
490,000	4.28%, 12/15/2028(1)	562,281
	Oglethorpe Power Corp.
550,000	5.25%, 09/01/2050	688,307
	Oncor Electric Delivery Co. LLC
115,000	2.95%, 04/01/2025	121,173
	PPL Capital Funding, Inc.
1,105,000	3.10%, 05/15/2026	1,156,114
	SCANA Corp.
278,000	4.13%, 02/01/2022	286,263
477,000	4.75%, 05/15/2021(2)	488,031

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$488,000	6.25%, 04/01/2020(2)	$490,422
	Southern California Edison Co.
750,000	5.55%, 01/15/2037	972,004
	Southern Co.
575,000	2.75%, 06/15/2020	576,232
605,000	2.95%, 07/01/2023	626,042
245,000	4.40%, 07/01/2046	284,489
		18,812,271
	Electrical Components & Equipment - 0.1%
	WESCO Distribution, Inc.
1,025,000	5.38%, 06/15/2024	1,058,312
	Engineering & Construction - 0.1%
	SBA Tower Trust
355,000	2.88%, 07/15/2046(1)	357,268
300,000	3.45%, 03/15/2048(1)	314,184
		671,452
	Food - 0.3%
	Conagra Brands, Inc.
1,325,000	4.60%, 11/01/2025	1,492,633
245,000	5.30%, 11/01/2038	303,454
	Danone S.A.
325,000	2.95%, 11/02/2026(1)	340,084
	Kraft Heinz Foods Co.
210,000	4.38%, 06/01/2046	214,900
	Sigma Alimentos S.A. de C.V.
510,000	4.13%, 05/02/2026(1)	534,225
	Tyson Foods, Inc.
300,000	5.10%, 09/28/2048	383,917
		3,269,213
	Forest Products & Paper - 0.1%
	International Paper Co.
750,000	3.65%, 06/15/2024	799,653
	Gas - 0.3%
	Boston Gas Co.
165,000	3.00%, 08/01/2029(1)	173,598
125,000	3.15%, 08/01/2027(1)	132,636
	Dominion Energy Gas Holdings LLC
545,000	3.00%, 11/15/2029	561,771
	KeySpan Gas East Corp.
560,000	2.74%, 08/15/2026(1)	573,496
	Sempra Energy
1,075,000	3.25%, 06/15/2027	1,133,212
175,000	3.40%, 02/01/2028	185,647
		2,760,360
	Healthcare-Products - 0.1%
	Boston Scientific Corp.
60,000	4.00%, 03/01/2029	67,747
	DH Europe Finance S.a.r.l.
700,000	2.60%, 11/15/2029	717,950
	Medtronic, Inc.
160,000	3.15%, 03/15/2022	165,069
		950,766
	Healthcare-Services - 0.9%
	Aetna, Inc.
495,000	2.80%, 06/15/2023	508,389
	Anthem, Inc.
631,000	3.30%, 01/15/2023	657,335
130,000	4.10%, 03/01/2028	143,716
125,000	4.38%, 12/01/2047	140,675
225,000	4.65%, 08/15/2044	260,370
	Centene Corp.
245,000	4.25%, 12/15/2027(1)	255,413

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	CommonSpirit Health
$195,000	2.76%, 10/01/2024	$201,454
105,000	4.19%, 10/01/2049	112,800
305,000	4.20%, 08/01/2023	326,962
	Cottage Health Obligated Group
125,000	3.30%, 11/01/2049	130,120
	Dignity Health
214,000	3.81%, 11/01/2024	229,800
552,000	4.50%, 11/01/2042	619,669
	HCA, Inc.
1,100,000	5.25%, 06/15/2026	1,257,042
375,000	5.25%, 06/15/2049	435,676
	Humana, Inc.
715,000	2.90%, 12/15/2022	733,316
	Mercy Health
565,000	3.56%, 08/01/2027	599,174
545,000	4.30%, 07/01/2028	626,278
	Toledo Hospital
245,000	5.33%, 11/15/2028	279,748
150,000	5.75%, 11/15/2038	179,293
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022	228,551
340,000	3.75%, 07/15/2025	371,912
5,000	3.85%, 06/15/2028	5,598
		8,303,291
	Household Products - 0.0%
	Procter & Gamble - Esop
286,704	9.36%, 01/01/2021	297,537
	Insurance - 1.0%
	American International Group, Inc.
560,000	4.25%, 03/15/2029	635,303
99,000	4.50%, 07/16/2044	117,744
65,000	4.75%, 04/01/2048	80,380
	Aon plc
1,150,000	3.88%, 12/15/2025	1,259,683
	Berkshire Hathaway, Inc.
415,000	2.75%, 03/15/2023	429,153
	Chubb INA Holdings, Inc.
120,000	2.30%, 11/03/2020	120,423
185,000	3.35%, 05/15/2024	197,066
	Equitable Holdings, Inc.
1,175,000	4.35%, 04/20/2028	1,299,607
	Five Corners Funding Trust
115,000	4.42%, 11/15/2023(1)	125,766
	Jackson National Life Global Funding
515,000	3.25%, 01/30/2024(1)	541,311
	Liberty Mutual Group, Inc.
23,000	4.25%, 06/15/2023(1)	24,647
77,000	4.57%, 02/01/2029(1)	88,934
	Marsh & McLennan Cos., Inc.
305,000	4.38%, 03/15/2029	351,832
	MetLife, Inc.
485,000	3.60%, 04/10/2024	521,974
160,000	4.88%, 11/13/2043	208,210
	Northwestern Mutual Life Insurance Co.
60,000	3.63%, 09/30/2059(1)	64,367
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	215,326
300,000	4.50%, 11/15/2020	306,547
	Teachers Insurance & Annuity Association of America
100,000	4.90%, 09/15/2044(1)	128,033
	Trinity Acquisition plc
645,000	4.40%, 03/15/2026	717,514
	Willis North America, Inc.
1,175,000	3.60%, 05/15/2024	1,250,506

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	XLIT Ltd.
$1,150,000	4.45%, 03/31/2025	$1,273,988
		9,958,314
	Internet - 0.2%
	Alibaba Group Holding Ltd.
370,000	3.40%, 12/06/2027	394,405
480,000	3.60%, 11/28/2024	512,224
	Amazon.com, Inc.
530,000	4.80%, 12/05/2034	681,707
	Tencent Holdings Ltd.
745,000	3.60%, 01/19/2028(1)	794,426
		2,382,762
	IT Services - 0.3%
	Apple, Inc.
25,000	2.45%, 08/04/2026	25,785
225,000	3.00%, 02/09/2024	235,917
170,000	3.25%, 02/23/2026	182,901
270,000	3.45%, 05/06/2024	289,976
35,000	4.45%, 05/06/2044	44,038
	Hewlett Packard Enterprise Co.
1,125,000	4.90%, 10/15/2025	1,270,871
	International Business Machines Corp.
750,000	3.30%, 05/15/2026	807,157
		2,856,645
	Leisure Time - 0.1%
	VOC Escrow Ltd.
725,000	5.00%, 02/15/2028(1)	750,375
	Media - 1.1%
	Charter Communications Operating LLC / Charter Communications
	Operating Capital
1,125,000	4.91%, 07/23/2025	1,261,559
	Comcast Corp.
400,000	3.95%, 10/15/2025	442,237
100,000	4.05%, 11/01/2052	116,904
575,000	4.40%, 08/15/2035	697,043
255,000	4.60%, 10/15/2038	314,574
34,000	6.40%, 05/15/2038	49,735
	Cox Communications, Inc.
1,225,000	3.35%, 09/15/2026(1)	1,298,558
35,000	4.60%, 08/15/2047(1)	40,875
920,000	4.80%, 02/01/2035(1)	1,072,157
	Discovery Communications LLC
1,125,000	4.90%, 03/11/2026	1,274,655
	Sky Ltd.
920,000	3.75%, 09/16/2024(1)	997,219
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	102,949
60,000	7.30%, 07/01/2038	81,624
	Time Warner Entertainment Co., L.P.
30,000	8.38%, 03/15/2023	35,522
	ViacomCBS, Inc.
1,150,000	4.00%, 01/15/2026	1,252,209
	ViacomCBS, Inc.
195,000	5.85%, 09/01/2043	253,843
	Walt Disney Co.
180,000	4.00%, 10/01/2023	194,987
220,000	4.50%, 02/15/2021	226,408
300,000	4.75%, 09/15/2044	391,185
		10,104,243
	Mining - 0.1%
	Glencore Finance Canada Ltd.
725,000	4.25%, 10/25/2022(1)	759,417

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Miscellaneous Manufacturing - 0.1%
	Siemens Financieringsmaatschappij N.V.
$850,000	3.13%, 03/16/2024(1)	$894,763
	Oil & Gas - 1.9%
	Aker BP ASA
1,875,000	3.75%, 01/15/2030(1)	1,897,388
	BG Energy Capital plc
450,000	4.00%, 10/15/2021(1)	466,032
	BP Capital Markets America, Inc.
130,000	3.25%, 05/06/2022	134,433
	BP Capital Markets plc
570,000	3.81%, 02/10/2024	612,317
	Cimarex Energy Co.
949,000	4.38%, 06/01/2024	1,008,725
	ConocoPhillips Co.
40,000	4.95%, 03/15/2026	46,660
	Continental Resources, Inc.
1,175,000	3.80%, 06/01/2024	1,224,619
	Equinor ASA
30,000	2.45%, 01/17/2023	30,691
30,000	2.65%, 01/15/2024	31,060
355,000	2.90%, 11/08/2020	358,436
35,000	3.25%, 11/10/2024	37,309
5,000	3.70%, 03/01/2024	5,386
	Hess Corp.
1,200,000	4.30%, 04/01/2027	1,281,119
700,000	7.30%, 08/15/2031	914,530
	Occidental Petroleum Corp.
395,000	4.85%, 03/15/2021	406,773
148,000	7.50%, 05/01/2031	197,257
	Petroleos Mexicanos
9,000,000	5.50%, 06/27/2044	8,392,500
	QEP Resources, Inc.
775,000	5.63%, 03/01/2026	691,649
	Saudi Arabian Oil Co.
355,000	3.50%, 04/16/2029(1)	376,209
	Total Capital International S.A.
325,000	2.70%, 01/25/2023	334,972
		18,448,065
	Oil & Gas Services - 0.0%
	Schlumberger Holdings Corp.
252,000	3.90%, 05/17/2028(1)	271,646
	Packaging & Containers - 0.2%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
465,000	4.13%, 08/15/2026(1)	478,370
	WRKCo, Inc.
1,125,000	4.65%, 03/15/2026	1,267,533
		1,745,903
	Pharmaceuticals - 0.8%
	AbbVie, Inc.
230,000	4.05%, 11/21/2039(1)	250,259
380,000	4.25%, 11/21/2049(1)	412,997
	Allergan Funding SCS
450,000	3.45%, 03/15/2022	463,227
525,000	3.80%, 03/15/2025	563,711
275,000	4.85%, 06/15/2044	325,195
	Allergan Sales LLC
121,000	4.88%, 02/15/2021(1)	123,818
225,000	5.00%, 12/15/2021(1)	235,846
	Bayer U.S. Finance LLC
805,000	3.38%, 10/08/2024(1)	848,662
	Bristol-Myers Squibb Co.
180,000	3.55%, 08/15/2022(1)	188,154

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Cigna Corp.
$415,000	4.38%, 10/15/2028	$467,901
	CVS Health Corp.
450,000	3.88%, 07/20/2025	486,575
1,035,000	4.10%, 03/25/2025	1,125,486
165,000	5.13%, 07/20/2045	198,913
	EMD Finance LLC
705,000	2.95%, 03/19/2022(1)	719,671
	Merck & Co., Inc.
430,000	2.75%, 02/10/2025	451,254
315,000	2.80%, 05/18/2023	327,524
		7,189,193
	Pipelines - 1.6%
	Columbia Pipeline Group, Inc.
400,000	4.50%, 06/01/2025	443,714
	Enable Midstream Partners L.P.
1,200,000	4.40%, 03/15/2027	1,209,163
	Energy Transfer Operating L.P.
1,125,000	4.75%, 01/15/2026	1,232,257
60,000	5.00%, 05/15/2050	61,796
214,000	7.60%, 02/01/2024	250,670
	Energy Transfer Partners L.P.
340,000	4.50%, 11/01/2023	362,817
	EQM Midstream Partners L.P.
504,000	4.75%, 07/15/2023	497,321
	Kinder Morgan Energy Partners L.P.
419,000	4.25%, 09/01/2024	455,610
275,000	4.30%, 05/01/2024	297,084
	MPLX L.P.
255,000	4.00%, 03/15/2028	267,057
670,000	4.13%, 03/01/2027	709,805
1,100,000	4.88%, 06/01/2025	1,218,697
	ONEOK, Inc.
1,175,000	4.00%, 07/13/2027	1,264,500
	Phillips 66 Partners L.P.
750,000	3.75%, 03/01/2028	797,531
	Sabine Pass Liquefaction LLC
1,075,000	5.63%, 03/01/2025	1,222,730
	Sunoco Logistics Partners Operations L.P.
575,000	3.90%, 07/15/2026	602,283
130,000	4.40%, 04/01/2021	133,150
650,000	5.35%, 05/15/2045	689,736
	Targa Resources Partners L.P. / Targa Resources Partners Finance
	Corp.
675,000	5.88%, 04/15/2026	712,125
	TransCanada PipeLines Ltd.
1,100,000	4.88%, 01/15/2026	1,252,093
	Western Midstream Operating L.P.
780,000	4.00%, 07/01/2022	804,300
735,000	4.05%, 02/01/2030	732,631
75,000	5.50%, 08/15/2048	68,418
		15,285,488
	Real Estate - 0.1%
	WEA Finance LLC
830,000	4.13%, 09/20/2028(1)	921,123
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
450,000	3.45%, 09/15/2021	461,882
150,000	4.40%, 02/15/2026	166,700
85,000	5.00%, 02/15/2024	94,635
	AvalonBay Communities, Inc.
150,000	3.63%, 10/01/2020	151,128
	Brandywine Operating Partnership L.P.
785,000	3.95%, 11/15/2027	843,697

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Brixmor Operating Partnership L.P.
$440,000	4.13%, 05/15/2029	$486,733
	Healthpeak Properties, Inc.
455,000	3.00%, 01/15/2030	467,711
670,000	4.00%, 06/01/2025	730,412
	SBA Tower Trust
665,000	2.84%, 01/15/2025(1)	688,317
	Simon Property Group L.P.
340,000	2.45%, 09/13/2029	341,569
	SITE Centers Corp.
134,000	4.63%, 07/15/2022	140,447
	VEREIT Operating Partnership L.P.
1,150,000	4.63%, 11/01/2025	1,282,827
		5,856,058
	Retail - 0.3%
	AutoZone, Inc.
825,000	3.13%, 04/21/2026	867,809
	CVS Health Corp.
695,000	4.00%, 12/05/2023	742,770
160,000	4.88%, 07/20/2035	190,989
	L Brands, Inc.
800,000	5.25%, 02/01/2028	794,000
	Lowe's Cos., Inc.
425,000	4.55%, 04/05/2049	511,226
		3,106,794
	Savings & Loans - 0.0%
	Nationwide Building Society
	3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD
245,000	LIBOR + 1.181% thereafter)(1)(9)	253,229
	Semiconductors - 0.3%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
870,000	3.63%, 01/15/2024	910,186
285,000	3.88%, 01/15/2027	300,748
	Broadcom, Inc.
50,000	4.25%, 04/15/2026(1)	53,979
	Microchip Technology, Inc.
345,000	3.92%, 06/01/2021	353,375
	Micron Technology, Inc.
1,150,000	4.98%, 02/06/2026	1,296,354
		2,914,642
	Software - 0.4%
	Fiserv, Inc.
800,000	3.20%, 07/01/2026	844,610
	Microsoft Corp.
475,000	2.40%, 08/08/2026	492,496
610,000	2.88%, 02/06/2024	639,472
365,000	3.70%, 08/08/2046	429,451
	Oracle Corp.
915,000	3.25%, 11/15/2027	989,967
	Western Digital Corp.
825,000	4.75%, 02/15/2026	880,688
		4,276,684
	Telecommunications - 0.9%
	AT&T, Inc.
950,000	3.60%, 07/15/2025	1,022,673
65,000	3.95%, 01/15/2025	70,607
500,000	4.13%, 02/17/2026	551,433
460,000	4.45%, 04/01/2024	502,765
136,000	4.85%, 03/01/2039	161,289
85,000	4.90%, 08/15/2037	101,053
	British Telecommunications plc
600,000	3.25%, 11/08/2029(1)	612,297
	Deutsche Telekom International Finance B.V.

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$150,000	3.60%, 01/19/2027(1)	$161,584
320,000	4.38%, 06/21/2028(1)	365,290
	GTP Acquisition Partners LLC
165,000	2.35%, 06/15/2045(1)	165,019
	Orange S.A.
650,000	4.13%, 09/14/2021	676,244
200,000	9.00%, 03/01/2031	317,062
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
	Spectrum Co. III LLC
835,000	4.74%, 09/20/2029(1)	881,969
	Telefonica Emisiones S.A.
620,000	5.21%, 03/08/2047	758,970
	Verizon Communications, Inc.
450,000	2.95%, 03/15/2022	461,440
1,266,000	4.52%, 09/15/2048	1,562,933
130,000	4.75%, 11/01/2041	162,692
93,000	4.81%, 03/15/2039	116,809
		8,652,129
	Toys/Games/Hobbies - 0.1%
	Mattel, Inc.
581,000	6.75%, 12/31/2025(1)	623,123
	Transportation - 0.3%
	FedEx Corp.
75,000	4.10%, 02/01/2045	76,346
100,000	4.55%, 04/01/2046	107,687
206,000	4.75%, 11/15/2045	229,326
193,000	4.95%, 10/17/2048	223,384
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
90,000	2.70%, 11/01/2024(1)	92,164
405,000	3.20%, 07/15/2020(1)	407,104
400,000	3.38%, 02/01/2022(1)	410,462
1,330,000	3.95%, 03/10/2025(1)	1,437,176
	Union Pacific Corp.
215,000	3.75%, 02/05/2070	219,387
		3,203,036
	Trucking & Leasing - 0.3%
	Aviation Capital Group LLC
1,250,000	3.50%, 11/01/2027(1)	1,277,655
	Avolon Holdings Funding Ltd.
1,200,000	4.38%, 05/01/2026(1)	1,298,652
	GATX Corp.
455,000	4.70%, 04/01/2029	520,926
		3,097,233
	Water - 0.0%
	American Water Capital Corp.
240,000	2.95%, 09/01/2027	250,626
	Total Corporate Bonds
	(cost $212,787,619)	$226,547,915
Equity Linked Securities - 13.6%
	Banks - 11.0%
	Adobe Systems, Inc., (Societe Generale S.A.)
18,646	12.00%, 02/26/2020(1)	$5,366,210
	Align Technology Inc., (Merrill Lynch International & Co. C.V.)
19,902	12.00%, 02/26/2020(1)	5,147,550
	Amazon.com Inc., (Societe Generale S.A.)
2,824	12.00%, 02/26/2020(1)	5,134,194
	AmerisourceBergen Corp. (BNP Paribas Issuance B.V.)
55,116	12.00%, 04/22/2020(1)	4,786,480
	Apple Inc., (BNP Paribas Issuance B.V.)
19,224	12.00%, 02/26/2020(1)	5,325,787
	Boston Scientific Corp., (Societe Generale S.A.)
117,491	12.00%, 02/26/2020(1)	4,934,681

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Caterpillar Inc.(HSBC Bank plc)
	$34,119	12.00%, 03/25/2020*(1)	$4,570,123
		Cboe Global Markets, Inc. (Canadian Imperial Bank of Commerce)
	42,074	12.00%, 03/25/2020(1)	5,139,960
		Comcast Corp. (Canadian Imperial Bank of Commerce)
	113,581	12.00%, 05/20/2020(1)	4,962,236
		Constellation Brands, Inc. (Societe Generale S.A.)
	26,740	12.00%, 04/22/2020(1)	5,054,839
		Microsoft Corp., (BNP Paribas Issuance B.V.)
	33,304	12.00%, 03/25/2020(1)	5,149,921
		NRG Energy Inc. (Merrill Lynch International & Co. C.V.)
	128,117	12.00%, 02/26/2020(1)	4,773,821
		Oracle Corp. (HSBC Bank plc)
	93,945	12.00%, 03/25/2020*(1)	4,949,319
		Paypal Holdings, Inc. (Merrill Lynch International)
	46,175	12.00%, 03/25/2020*(1)	5,154,641
		QUALCOMM, Inc. (Merrill Lynch International & Co. C.V.)
	61,758	12.00%, 02/26/2020(1)	5,154,057
		Royal Caribbean Cruises Ltd. (Canadian Imperial Bank of Commerce)
	37,897	12.00%, 04/22/2020(1)	4,524,662
		Starbucks Corp. (HSBC Bank plc)
	56,446	12.00%, 05/20/2020(1)	4,875,387
		Target Corp., (Societe Generale S.A.)
	45,183	12.00%, 03/25/2020(1)	5,067,857
		UnitedHealth Group, Inc. (Canadian Imperial Bank of Commerce)
	17,034	12.00%, 03/25/2020(1)	4,691,784
		Valero Energy Corp., (Merrill Lynch International & Co. C.V.)
	51,307	12.00%, 02/26/2020(1)	4,327,011
		Walmart Inc. (Canadian Imperial Bank of Commerce)
	43,415	12.00%, 05/20/2020(1)	4,997,187
			104,087,707
		Diversified Financials - 2.6%
		AT&T Inc. (Merrill Lynch International & Co. C.V.)
	129,490	12.00%, 04/22/2020(1)	4,918,838
		eBay, Inc. (Barclays Bank plc)
	140,968	12.00%, 04/22/2020(1)	4,825,344
		Etsy, Inc. (Barclays Bank plc)
	110,996	12.00%, 03/25/2020(1)	5,313,851
		General Motors Co. (Merrill Lynch International & Co. C.V.)
	146,638	12.00%, 04/22/2020(1)	4,929,753
		Intel Corp. (Merrill Lynch International & Co. C.V.)
	79,782	12.00%, 04/22/2020(1)	5,090,601
			25,078,387
		Total Equity Linked Securities
		(cost $131,211,511)	$129,166,094
Foreign Government Obligations - 2.8%
		Indonesia - 1.1%
		Indonesia Government International Bond
	4,900,000	3.85%, 07/18/2027(11)	$5,280,338
		Indonesia Treasury Bond
IDR75,000,000,000		7.00%, 09/15/2030	5,643,537
			10,923,875
		Japan - 0.1%
		Japan Bank for International Cooperation
	$510,000	2.13%, 06/01/2020	510,735
	776,000	2.13%, 07/21/2020	777,466
			1,288,201
		Mexico - 0.4%
		Mexican Bonos
MXN	57,500,000	8.50%, 05/31/2029	3,432,289
		Qatar - 0.3%
		Qatar Government International Bond
	$2,320,000	2.38%, 06/02/2021(1)	2,330,440

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$250,000	3.38%, 03/14/2024(1)	$263,438
	315,000	3.88%, 04/23/2023(1)	333,112
	315,000	4.00%, 03/14/2029(1)	355,180
			3,282,170
		Romania - 0.3%
		Romania Government Bond
RON	9,500,000	5.80%, 07/26/2027	2,440,456
		Saudi Arabia - 0.1%
		Saudi Government International Bond
	$265,000	2.38%, 10/26/2021(1)	267,099
	460,000	2.88%, 03/04/2023(1)	473,140
			740,239
		Tunisia - 0.5%
		Banque Centrale de Tunisie International Bond
EUR	4,450,000	5.63%, 02/17/2024(11)	4,892,146
		Total Foreign Government Obligations
		(cost $26,261,296)	$26,999,376
Municipal Bonds - 0.9%
		Airport - 0.0%
		Broward County, FL, Airport System Rev
	$90,000	3.48%, 10/01/2043	$93,921
		Education - 0.0%
		Massachusetts School Building Auth
	150,000	3.40%, 10/15/2040	156,252
		General - 0.4%
		Chicago, IL, Transit Auth
	250,000	6.30%, 12/01/2021	263,172
	455,000	6.90%, 12/01/2040	638,675
		City of Sacramento, CA
	140,000	6.42%, 08/01/2023	160,259
		Kansas, Dev Finance Auth
	250,000	5.37%, 05/01/2026	278,323
		Metropolitan Transportation Auth, NY, Rev
	165,000	6.67%, 11/15/2039	244,243
		New York State Urban Dev Corp. Rev
	775,000	2.10%, 03/15/2022	778,611
		Philadelphia Auth for Industrial Dev
	575,000	6.55%, 10/15/2028	736,581
		Sales Tax Securitization Corp., IL
	575,000	4.79%, 01/01/2048	729,140
			3,829,004
		General Obligation - 0.1%
		California State, GO Taxable
	245,000	7.35%, 11/01/2039	394,122
	30,000	7.55%, 04/01/2039	50,707
		Chicago, IL, Metropolitan Water Reclamation Dist, GO
	130,000	5.72%, 12/01/2038	179,695
		State of Illinois, GO
	550,000	5.10%, 06/01/2033(2)	620,048
			1,244,572
		Power - 0.0%
		New York, Utility Debt Securitization Auth
	100,000	3.44%, 12/15/2025	103,891
		Transportation - 0.2%
		Bay Area Toll Auth, CA
	210,000	2.57%, 04/01/2031	217,438
		Foothill-Eastern Transportation Corridor Agency
	335,000	3.92%, 01/15/2053	348,283
	45,000	4.09%, 01/15/2049	46,943
		Illinois State Toll Highway Auth
	350,000	6.18%, 01/01/2034	481,922

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	New York and New Jersey Port Auth, Taxable Rev
$40,000	5.86%, 12/01/2024	$47,387
115,000	6.04%, 12/01/2029	152,504
		1,294,477
	Utility - Electric - 0.2%
	Illinois Municipal Electric Agency
375,000	6.83%, 02/01/2035	499,718
	Municipal Electric Auth, GA
825,000	6.64%, 04/01/2057	1,181,639
114,000	6.66%, 04/01/2057	167,107
		1,848,464
	Total Municipal Bonds
	(cost $7,513,723)	$8,570,581
Senior Floating Rate Interests - 6.3%(12)
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
693,263	5.14%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$695,211
	Aerospace/Defense - 0.1%
	Circor International, Inc.
441,105	5.18%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	441,793
	Maverick Purchaser Sub LLC
155,000	0.00%, 01/22/2027(13)	155,194
	TransDigm, Inc.
893,182	4.15%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	892,065
		1,489,052
	Airlines - 0.0%
	Kestrel Bidco, Inc.
375,000	4.68%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	377,085
	Auto Manufacturers - 0.1%
	Navistar International Corp.
497,462	5.17%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	497,835
	Auto Parts & Equipment - 0.1%
	Altra Industrial Motion Corp.
456,647	3.65%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	457,560
	IAA, Inc.
169,750	3.94%, 06/28/2026, 1 mo. USD LIBOR + 2.250%	170,811
	Panther BF Aggregator L.P.
498,750	5.16%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	501,618
		1,129,989
	Beverages - 0.0%
	Sunshine Investments B.V.
125,000	6.19%, 03/28/2025(13)	124,844
	Chemicals - 0.1%
	Axalta Coating Systems U.S. Holdings, Inc.
433,860	3.69%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	433,409
	Hexion, Inc.
238,800	5.41%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	240,292
	Starfruit Finco B.V.
483,577	4.70%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	482,973
	Univar, Inc.
100,000	3.65%, 07/01/2026	100,354
		1,257,028
	Commercial Services - 0.5%
	Allied Universal Holdco LLC
378,788	5.90%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	380,523
	Belron Finance U.S. LLC
100,000	4.27%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	100,313
	Blackhawk Network Holdings, Inc.
992,443	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	992,265
	Dun & Bradstreet Corp.
705,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	708,701

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Garda World Security Corp.
	$75,577	6.66%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	$76,003
		KAR Auction Services, Inc.
	189,525	3.94%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	190,789
		PSAV Holdings LLC
	480,000	6.16%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	481,200
		Quikrete Holdings, Inc.
	500,000	4.15%, 02/01/2027, 1 mo. USD LIBOR + 2.750%	500,000
		Tempo Acquisition LLC
	744,275	4.40%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	745,905
		Trans Union LLC
	483,131	3.40%, 11/16/2026	484,599
		US Ecology, Inc.
	160,000	4.15%, 11/01/2026, 1 mo. USD LIBOR + 2.500%	161,000
			4,821,298
		Construction Materials - 0.1%
		Advanced Drainage Systems, Inc.
	92,607	4.06%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	93,147
		Brookfield WEC Holdings, Inc.
	198,281	4.66%, 08/01/2025	198,590
		Hamilton Holdco LLC
	99,750	3.95%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	99,750
		NCI Building Systems, Inc.
	496,222	5.43%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	494,053
			885,540
		Distribution/Wholesale - 0.2%
		American Builders & Contractors Supply Co., Inc.
	748,125	3.65%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	748,589
		Beacon Roofing Supply, Inc.
	793,939	3.90%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	793,939
		Sage BorrowCo LLC
	154,225	6.40%, 06/20/2026, 1 mo. USD LIBOR + 4.750%	154,418
		SRS Distribution, Inc.
	248,737	4.90%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	247,029
			1,943,975
		Diversified Financial Services - 0.4%
		AlixPartners LLP
EUR	148,875	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	165,694
	$645,026	4.15%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	644,626
		Aretec Group, Inc.
	679,850	5.90%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	674,186
		Crown Finance U.S., Inc.
	778,270	3.90%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	770,488
		Nets Holding A/S
EUR	500,000	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	554,597
		NFP Corp.
	$496,164	4.65%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	495,191
		UFC Holdings LLC
	114,409	4.90%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	114,676
		Victory Capital Holdings, Inc.
	459,982	4.10%, 07/01/2026	462,742
			3,882,200
		Electronics - 0.0%
		Pitney Bowes, Inc.
	215,000	0.00%, 01/17/2025, 1 mo. USD LIBOR + 4.000%(13)	213,656
		Energy-Alternate Sources - 0.1%
		Medallion Midland Acquisition LLC
	595,443	4.89%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	586,511
		Engineering & Construction - 0.1%
		Brand Energy & Infrastructure Services, Inc.
	496,183	6.09%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	495,355

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Entertainment - 0.2%
		CityCenter Holdings LLC
	$496,183	3.90%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	$496,411
		Scientific Games International, Inc.
	497,468	4.40%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	495,727
		SeaWorld Parks & Entertainment, Inc.
	496,173	4.65%, 03/31/2024, 1 mo. USD LIBOR + 3.000%	496,670
			1,488,808
		Food - 0.2%
		Atkins Nutritionals Holdings, Inc.
	146,568	5.43%, 07/07/2024	148,033
		B&G Foods, Inc.
	139,650	4.15%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	139,940
		Hostess Brands LLC
	744,337	3.99%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	744,568
		IRB Holding Corp.
	249,365	0.00%, 02/05/2025, 1 mo. USD LIBOR + 3.250%(13)	249,710
		U.S. Foods, Inc.
	294,263	3.65%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	295,198
			1,577,449
		Food Service - 0.0%
		Aramark Services, Inc.
	190,000	3.47%, 01/15/2027	190,238
		Froneri International plc
	200,000	0.00%, 01/29/2027(13)	200,500
			390,738
		Gas - 0.1%
		Messer Industries GmbH
	595,500	4.44%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	595,500
		Healthcare-Products - 0.0%
		Grifols S.A.
EUR	150,000	2.25%, 11/15/2027	167,557
		Parexel International Corp.
	$305,609	4.40%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	300,835
			468,392
		Healthcare-Services - 0.2%
		CPI Holdco LLC
	100,000	6.19%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	100,500
		Emerald TopCo, Inc.
	159,600	5.14%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	160,149
		Ensemble RCM LLC
	99,750	5.66%, 08/03/2026, 1 mo. USD LIBOR + 3.750%	99,950
		Gentiva Health Services, Inc.
	169,144	4.94%, 07/02/2025	169,566
		Jaguar Holding Co.
	496,104	4.15%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	495,623
		MPH Acquisition Holdings LLC
	500,000	4.69%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	490,875
		Zelis Healthcare Corp.
	775,000	6.40%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	780,332
			2,296,995
		Household Products - 0.0%
		Reynolds Consumer Products, Inc.
	115,000	0.00%, 01/29/2027(13)	115,480
		Insurance - 0.4%
		Acrisure LLC
	694,670	6.19%, 11/22/2023, 1 mo. USD LIBOR + 4.250%	694,670
		Asurion LLC
	451,552	4.65%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	452,229
	496,087	4.65%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	496,459
	100,000	8.15%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	101,484

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Hub International Ltd.
$893,199	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	$890,466
	Sedgwick Claims Management Services, Inc.
893,233	4.90%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	892,912
		3,528,220
	IT Services - 0.0%
	Sophos Group plc
100,000	0.00%, 01/15/2027(13)	100,063
	Leisure Time - 0.3%
	Caesars Resort Collection LLC
744,304	4.40%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	743,537
	Delta (LUX) S.a.r.l.
900,000	4.15%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	898,317
	Eldorado Resorts LLC
255,422	3.94%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	255,182
	Golden Entertainment, Inc.
850,000	4.67%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	851,063
	SRAM LLC
173,032	4.46%, 03/15/2024, 2 mo. USD LIBOR + 2.750%	173,465
		2,921,564
	Lodging - 0.1%
	Boyd Gaming Corp.
339,626	3.81%, 09/15/2023, 1 week USD LIBOR + 2.250%	340,370
	Caesars Entertainment Operating Co.
411,814	3.65%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	412,103
		752,473
	Media - 0.5%
	AVSC Holding Corp.
496,212	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	493,731
	CSC Holdings LLC
496,173	3.92%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	496,526
365,000	4.18%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	365,799
	Gray Television, Inc.
425,886	4.28%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	427,483
	Houghton Mifflin Harcourt Publishing Co.
175,000	7.91%, 11/22/2024	175,583
	ION Media Networks, Inc.
610,222	4.69%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	610,728
	MTN Infrastructure TopCo, Inc.
595,455	4.65%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	595,705
	NASCAR Holdings, Inc.
103,798	4.41%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	104,447
	Nexstar Broadcasting, Inc.
688,275	4.53%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	691,028
	Sinclair Television Group, Inc.
285,000	4.18%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	285,892
	Terrier Media Buyer, Inc.
305,000	6.15%, 12/17/2026	307,211
	Ziggo Financing Partnership
500,000	0.00%, 04/30/2028(13)	499,375
		5,053,508
	Miscellaneous Manufacturing - 0.2%
	Core & Main LP
596,694	4.57%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	595,017
	Tamko Building Products, Inc.
284,288	5.12%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	285,354
	USI, Inc.
496,193	4.94%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	494,084
	Wilsonart LLC
248,092	5.20%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	247,677
		1,622,132

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Oil & Gas - 0.1%
	NorthRiver Midstream Finance L.P.
$496,231	5.16%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	$493,130
	Traverse Midstream Partners LLC
496,231	5.65%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	438,752
		931,882
	Oil & Gas Services - 0.2%
	Buckeye Partners L.P.
185,000	4.53%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	186,465
	Lower Cadence Holdings LLC
482,575	5.65%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	470,211
	UGI Energy Services LLC
830,825	5.40%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	831,864
		1,488,540
	Packaging & Containers - 0.3%
	Berlin Packaging LLC
320,660	4.80%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	319,592
	Berry Global, Inc.
437,800	3.78%, 07/01/2026	439,398
	Charter NEX U.S., Inc.
199,000	5.15%, 05/16/2024, 1 mo. USD LIBOR + 3.500%	198,938
	Flex Acquisition Co., Inc.
181,700	4.90%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	179,278
497,278	5.16%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	489,819
	Pregis TopCo Corp.
140,000	5.65%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	140,000
	Reynolds Group Holdings, Inc.
694,629	4.40%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	695,185
		2,462,210
	Pharmaceuticals - 0.2%
	Bausch Health Companies, Inc.
458,172	4.67%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	459,775
	Catalent Pharma Solutions, Inc.
317,600	3.90%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	318,791
	Endo Luxembourg Finance Co., S.a r.l.
496,183	5.94%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	477,576
	NVA Holdings, Inc.
496,231	6.50%, 02/02/2025, 3 mo. USD LIBOR + 2.750%	495,611
	Sunshine Luxembourg S.a.r.l.
660,000	6.19%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	662,383
		2,414,136
	Real Estate - 0.1%
	VICI Properties LLC
500,000	3.41%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	500,065
	Retail - 0.3%
	B.C. Unlimited Liability Co.
456,130	3.40%, 11/19/2026	455,332
	Bass Pro Group LLC
496,193	6.65%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	493,920
	Belron Finance U.S. LLC
248,120	4.15%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	248,430
	Buzz Merger Sub Ltd.
100,000	0.00%, 01/22/2027(13)	100,188
	Harbor Freight Tools USA, Inc.
497,453	4.15%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	493,146
	Staples, Inc.
497,500	6.78%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	488,048
	U.S. Foods, Inc.
644,987	3.40%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	646,193
		2,925,257

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Semiconductors - 0.1%
		Microchip Technology, Inc.
	$500,000	3.65%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	$501,145
		Software - 0.6%
		AI Convoy (Luxembourg) S.a.r.l.
	100,000	0.00%, 01/29/2027(13)	100,000
		CDW LLC
	374,031	3.40%, 10/13/2026, 3 mo. USD LIBOR + 1.750%	375,669
		Change Healthcare Holdings LLC
	389,936	4.15%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	389,873
		Cypress Intermediate Holdings, Inc.
	496,183	4.40%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	496,570
		DCert Buyer, Inc.
	325,000	5.65%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	325,137
		Infor U.S., Inc.
	497,007	4.69%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	497,320
		McAfee LLC
	99,246	5.40%, 09/30/2024, 1 mo. USD LIBOR + 3.750%	99,532
		Navicure, Inc.
	390,000	5.65%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	392,438
		Playtika Holding Corp.
	460,000	7.65%, 12/10/2024	464,352
		SS&C Technologies Holdings Europe S.a.r.l.
	269,650	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	269,593
		SS&C Technologies, Inc.
	377,889	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	377,810
		Telenet Financing USD LLC
	750,000	0.00%, 04/30/2028(13)	747,893
		Western Digital Corp.
	234,283	3.40%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	234,184
		WEX, Inc.
	645,125	3.90%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	647,144
			5,417,515
		Telecommunications - 0.2%
		Altice France S.A.
	496,193	5.36%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	493,712
		CenturyLink, Inc.
	420,001	0.00%, 03/15/2027(13)	419,345
		Liberty Latin America Ltd.
	160,000	6.68%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	161,800
		Masmovil Holdphone S.A.
EUR	518,617	2.63%, 05/07/2026	575,747
		Sprint Communications, Inc.
	$744,260	4.19%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	727,514
			2,378,118
		Textiles - 0.0%
		ASP Unifrax Holdings, Inc.
	248,120	5.69%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	232,561
		Transportation - 0.1%
		Genesee & Wyoming, Inc.
	1,050,000	3.91%, 12/30/2026	1,054,809
		Total Senior Floating Rate Interests
		(cost $59,473,340)	$59,617,139
U.S. Government Agencies - 4.1%
		Mortgage-Backed Agencies - 4.1%
		FHLMC - 3.1%
	$433,242	2.16%, 05/25/2029	$442,172
	260,000	2.28%, 07/25/2026	267,331
	4,790,966	2.50%, 11/01/2049	4,829,201
	2,185,605	2.50%, 12/01/2049	2,203,047
	318,476	2.96%, 04/25/2029, 1 mo. USD LIBOR + 1.300%(6)	319,150
	1,556,814	3.00%, 11/01/2049	1,592,242
	988,728	3.00%, 12/01/2049	1,011,643

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$2,112,409	3.00%, 01/01/2050	$2,160,473
4,035,415	3.50%, 08/01/2048	4,165,378
26,527	4.00%, 03/01/2041	28,587
1,100,000	4.16%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(6)	1,139,547
350,000	4.31%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(6)	361,481
1,100,000	5.11%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(6)	1,184,452
500,000	5.21%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(6)	527,494
950,790	5.66%, 08/25/2024, 1 mo. USD LIBOR + 4.000%(6)	1,014,134
582,725	6.21%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(6)	628,117
1,100,000	6.36%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(6)	1,171,901
1,500,000	6.36%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(6)	1,665,127
601,903	6.41%, 10/25/2024, 1 mo. USD LIBOR + 4.750%(6)	639,710
1,190,000	6.81%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(6)	1,313,954
1,250,000	7.21%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(6)	1,386,518
1,160,000	8.01%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(6)	1,304,962
		29,356,621
	FNMA - 0.9%
180,548	2.13%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(6)	180,288
780,596	2.50%, 12/01/2049	786,826
1,000,000	2.72%, 10/01/2034	1,058,636
300,000	2.78%, 06/01/2026	317,188
1,000,000	2.89%, 09/01/2034	1,073,310
829,000	2.92%, 09/01/2034	891,936
1,405,511	3.00%, 03/25/2053	1,453,530
150,000	3.07%, 02/01/2025	158,415
577,183	3.21%, 11/01/2037	631,328
1,000,000	3.31%, 06/01/2034	1,115,780
1,446,307	3.50%, 06/25/2059	1,547,229
10,967	4.50%, 04/01/2041	11,981

		9,226,447
	GNMA - 0.1%
422	6.00%, 11/20/2023	459
616	6.00%, 12/20/2023	676
97	6.00%, 01/20/2024	105
489	6.00%, 02/20/2024	532
115	6.00%, 02/20/2026	125
582	6.00%, 02/20/2027	634
157	6.00%, 01/20/2028	171
4,012	6.00%, 02/20/2028	4,369
6,227	6.00%, 04/20/2028	6,935
2,426	6.00%, 06/15/2028	2,699
15,490	6.00%, 07/20/2028	17,250
14,275	6.00%, 08/20/2028	15,708
4,744	6.00%, 10/15/2028	5,227
19,462	6.00%, 11/15/2028	21,477
15,434	6.00%, 03/20/2029	17,191
16,503	6.00%, 09/20/2029	18,155
20,496	6.00%, 04/20/2030	22,321
2,860	6.00%, 06/20/2030	3,114
2,164	6.00%, 08/15/2034	2,424
24,404	6.50%, 03/15/2028	26,937
3,723	6.50%, 05/15/2028	4,109
4,388	6.50%, 07/15/2028	4,844
9,291	6.50%, 10/15/2028	10,266
771	6.50%, 12/15/2028	851
12,030	6.50%, 01/15/2029	13,278
9,887	6.50%, 02/15/2029	10,943
46,411	6.50%, 03/15/2029	51,226
10,998	6.50%, 04/15/2029	12,163
6,604	6.50%, 05/15/2029	7,322
8,187	6.50%, 06/15/2029	9,037
11,085	6.50%, 02/15/2035	12,693
22,522	7.00%, 11/15/2031	24,984
14,471	7.00%, 03/15/2032	16,096

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$138,869	7.00%, 11/15/2032	$165,268
3,710	7.00%, 01/15/2033	4,316
12,707	7.00%, 05/15/2033	14,702
22,148	7.00%, 07/15/2033	25,309
35,535	7.00%, 11/15/2033	41,162
1,728	8.00%, 12/15/2029	1,748
1,488	8.00%, 04/15/2030	1,538
6,614	8.00%, 05/15/2030	6,695
198	8.00%, 07/15/2030	203
5,799	8.00%, 08/15/2030	6,055
12,313	8.00%, 11/15/2030	13,002
69,860	8.00%, 02/15/2031	75,272
		699,591
	Total U.S. Government Agencies
	(cost $38,726,333)	$39,282,659

U.S. Government Securities - 7.6%

U.	S. Treasury Securities - 7.6%
U.	S. Treasury Bonds - 4.0%

1,245,000	2.25%, 08/15/2049	$1,310,654
4,105,000	2.88%, 05/15/2043	4,772,223
24,680,000	3.00%, 08/15/2048(14)	29,957,278
340,000	3.00%, 02/15/2049	414,056
1,167,500	3.13%, 02/15/2043	1,411,444
200,000	3.13%, 08/15/2044	242,766
		38,108,421
	U.S. Treasury Notes - 3.6%
5,395,000	1.63%, 10/31/2026	5,463,702
170,000	1.75%, 06/30/2024	173,068
600,000	1.75%, 12/31/2024	612,000
2,255,000	1.75%, 11/15/2029	2,301,950
5,020,000	2.13%, 03/31/2024	5,182,562
840,000	2.38%, 04/30/2026	888,661
4,775,000	2.38%, 05/15/2029	5,132,565
4,700,000	2.63%, 12/31/2023	4,933,531
365,000	2.63%, 02/15/2029	399,604
3,350,000	2.88%, 10/31/2023	3,539,746
4,540,000	2.88%, 08/15/2028	5,045,252
		33,672,641
	Total U.S. Government Securities
	(cost $61,765,398)	$71,781,062
Convertible Bonds - 0.6%
	Internet - 0.3%
	Priceline Group, Inc.
2,164,000	0.90%, 09/15/2021(2)	$2,381,692
	Semiconductors - 0.3%
	Microchip Technology, Inc.
1,436,000	1.63%, 02/15/2025	2,871,719
	Total Convertible Bonds
	(cost $4,667,506)	$5,253,411
Preferred Stocks - 0.1%
	Telecommunication Services - 0.1%
56,300	Telefonica Brasil S.A. *	780,754
	Utilities - 0.0%
76,300	Cia de Transmissao de Energia Eletrica Paulista	395,521
	Total Preferred Stocks
	(cost $1,072,842)	$1,176,275

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Long-Term Investments
(cost $878,680,596)	$919,768,103

Short-Term Investments - 4.4%

Other Investment Pools & Funds - 3.9%

Morgan Stanley Institutional Liquidity Funds, Government Portfolio,

36,928,881	Institutional Class, 1.49%(15)				$36,928,881
					36,928,881
	Securities Lending Collateral - 0.5%
224,326	Citibank NA DDCA, 1.58%, 2/3/2020(15)				224,326
	Fidelity Investments Money Market Funds, Government Portfolio,
1,046,596	Institutional Class, 1.50%(15)				1,046,596
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
884,319	Class, 1.72%(15)				884,319
321,639	JPMorgan Prime Money Market Fund, 1.69%(15)				321,639
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
844,277	Class, 1.71%(15)				844,277
	State Street Institutional Liquid Reserves Fund, Institutional Class,
1,165,687	1.71	%(15)			1,165,687
					4,486,844
	Total Short-Term Investments
	(cost $41,415,725)				$41,415,725
	Total Investments Excluding Purchased Options
	(cost $920,096,321)		101.1	% $	961,183,828
	Total Purchased Options
	(cost $2,425,022)		0.5	% $	4,968,194
	Total Investments
	(cost $922,521,343)		101.6	% $	966,152,022
	Other Assets and Liabilities		(1.6)%		(15,418,819)

	Total Net Assets		100.0	% $	950,733,203

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $285,774,834, representing 30.1% of net assets.
(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $1,665,550, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,665,550 or 0.2% of net assets.

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	2,006,600	$872,908	$802,640
11/2013	Tory Burch LLC	13,296	1,042,090	862,910
			$1,914,998	$1,665,550

(6)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(7)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(8)	Securities disclosed are interest-only strips.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(11)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $10,172,484, representing 1.1% of net assets.
(12)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2020.
(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2020, the market value of securities pledged was $8,909,498.
(15)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2020

								Premiums
									Paid		Unrealized
	Counter Exercise Price/FX			Expiration	Number of		Notional	Market (Received) Appreciation/
Description	-party	Rate/Rate		Date	Contracts		Amount	Value † by Fund (Depreciation)
Purchased option contracts:
Puts
Anthem, Inc.	MSC	235.00	USD	02/21/20	1,783	USD	178,300	$213,960		$176,472	$37,488
Cigna Corp.	MSC	187.50	USD	02/21/20	2,623	USD	262,300	1,264,286	458,328		805,958
S&P 500 Index Option	MSC	3,225.00	USD	02/28/20	405	USD	40,500	2,341,710	1,507,948		833,762
UnitedHealth Group, Inc. MSC		270.00	USD	02/21/20	1,638	USD	163,800	1,148,238	282,274		865,964

Total Puts								$4,968,194	$2,425,022		$2,543,172

Total purchased option contracts								$4,968,194	$2,425,022		$2,543,172

		Futures Contracts Outstanding at January 31, 2020
									Value and
				Number				Current	Unrealized
				of				Notional	Appreciation/
Description				Contracts	Expiration Date			Amount	(Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future				75	03/31/2020			$9,024,023			$95,930
U.S. Treasury Ultra Bond Future				55	03/20/2020			10,652,813			400,368
Total											$496,298
Short position contracts:
Hang Seng Index Future				22	02/27/2020			$3,715,435			$137,774
S&P 500 (E-Mini) Future				584	03/20/2020			94,140,800	(1,600,500)
U.S. Treasury 10-Year Note Future				11	03/20/2020			1,448,219			(17,045)
Total									$(1,479,771)

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued)

January 31, 2020 (Unaudited)
Total futures contracts							$(983,473)
Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2020
					Periodic		Unrealized
		Notional	(Pay)/Receive	Expiration	Payment		Appreciation/
Reference Entity		Amount (a)	Fixed Rate	Date	Frequency Cost Basis	Value †	(Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.33.V2	USD	8,600,000	(5.00%)	12/20/24	Quarterly $ (804,749) $	(762,533	) $	42,216
Total					$(804,749)	$(762,533)		$42,216

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
6,451,737	USD	6,265,000	CHF	SSG	02/28/20	$—	$(64,878)
20,717,243	USD	18,769,000	EUR	CBK	02/28/20	—	(133,031)
2,412,439	USD	10,484,000	RON	BCLY	02/28/20	—	(18,952)
2,811,892	USD	27,020,000	SEK	JPM	02/28/20	1,568	—
Total						$1,568	$(216,861)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY CBK

JPM MSC SSG

Currency Abbreviations:

CHF EUR IDR MXN RON SEK USD

Index Abbreviations:

ICE S&P

Other Abbreviations:

ADR CLO CMO DDCA EURIBOR FHLMC FNMA GDR GNMA LIBOR PJSC

Barclays Citibank NA

JP Morgan Chase & Co. Morgan Stanley State Street Global Markets LLC

Swiss Franc Euro Indonesian Rupiah Mexican Peso New Romanian Leu Swedish Krona United States Dollar

Intercontinental Exchange, Inc. Standard & Poor's

American Depositary Receipt Collateralized Loan Obligation Collateralized Mortgage Obligation Dollars on Deposit in Custody Account Euro Interbank Offered Rate Federal Home Loan Mortgage Corp. Federal National Mortgage Association Global Depositary Receipt Government National Mortgage Association London Interbank Offered Rate Private Joint Stock Company

Hartford Multi-Asset Income and Growth Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

REIT Municipal Abbreviations: Auth Dev Dist GO Rev	Real Estate Investment Trust Authority Development District General Obligation Revenue

Hartford Multi-Asset Income and Growth Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2 Level 3(1)
Assets
Common Stocks
Automobiles & Components		$7,356,013	$1,778,032	$5,577,981	$—
Banks		5,295,363	581,691	4,713,672	—
Capital Goods		15,647,602	6,711,638	8,935,964	—
Commercial & Professional Services		451,699	451,699	—	—
Consumer Durables & Apparel		25,760,578	20,079,470	5,681,108	—
Consumer Services		1,189,910	1,189,910	—	—
Diversified Financials		12,578,827	10,582,320	1,996,507	—
Energy		18,182,069	12,470,517	5,711,552	—
Food & Staples Retailing		1,045,289	390,978	654,311	—
Food, Beverage & Tobacco		5,532,351	3,237,691	2,294,660	—
Health Care Equipment & Services		2,100,655	1,971,257	129,398	—
Household & Personal Products		1,119,421	1,119,421	—	—
Insurance		9,721,419	1,530,355	8,191,064	—
Materials		7,495,900	1,628,737	5,867,163	—
Media & Entertainment		1,989,631	600,365	1,389,266	—
Pharmaceuticals, Biotechnology & Life Sciences		13,208,027	6,872,974	6,335,053	—
Real Estate		38,210,247	32,635,341	5,574,906	—
Retailing		3,218,817	1,029,890	523,377	1,665,550
Semiconductors & Semiconductor Equipment		5,015,867	2,888,093	2,127,774	—
Software & Services		14,665,576	13,132,332	1,533,244	—
Technology Hardware & Equipment		2,796,580	2,064,240	732,340	—
Telecommunication Services		13,670,717	4,608,499	9,062,218	—
Transportation		1,522,215	—	1,522,215	—
Utilities		7,512,208	3,103,887	4,408,321	—
Asset & Commercial Mortgage Backed Securities		136,086,610	—	136,086,610	—
Corporate Bonds		226,547,915	—	226,547,915	—
Equity Linked Securities		129,166,094	—	129,166,094	—
Foreign Government Obligations		26,999,376	—	26,999,376	—
Municipal Bonds		8,570,581	—	8,570,581	—
Senior Floating Rate Interests		59,617,139	—	59,617,139	—
U.S. Government Agencies		39,282,659	—	39,282,659	—
U.S. Government Securities		71,781,062	—	71,781,062	—
Convertible Bonds		5,253,411	—	5,253,411	—
Preferred Stocks		1,176,275	1,176,275	—	—
Short-Term Investments		41,415,725	41,415,725	—	—
Purchased Options		4,968,194	4,968,194	—	—
Foreign Currency Contracts(2)		1,568	—	1,568	—
Futures Contracts(2)		634,072	634,072	—	—

Swaps - Credit Default(2)		42,216	—	42,216	—

Total		$966,829,878	$178,853,603	$786,310,725	$1,665,550
Liabilities
Foreign Currency Contracts(2)		$(216,861)	$—	$(216,861)	$—

Futures Contracts(2)		(1,617,545)	(1,617,545)	—	—
Total		$(1,834,406)	$(1,617,545)	$(216,861)	$—

(1) For the period ended January 31, 2020,invesments valued at $14,833,286 were transferred out of Level 3 due to the initiation of vendor provided prices and there were no transfers in to Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

Hartford AARP Balanced Retirement Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 3.6%
	Asset-Backed - Automobile - 0.2%
	AmeriCredit Automobile Receivables Trust
$20,000	2.58%, 09/18/2025	$20,246
	Drive Auto Receivables Trust
15,000	2.70%, 02/16/2027	15,165
	Exeter Automobile Receivables Trust
70,000	2.58%, 09/15/2025(1)	70,596
15,000	2.73%, 12/15/2025(1)	15,182
	First Investors Auto Owner Trust
44,883	2.21%, 09/16/2024(1)	45,052
	Santander Drive Auto Receivables Trust
30,000	2.68%, 10/15/2025	30,378
	Westlake Automobile Receivables Trust
50,000	2.72%, 11/15/2024(1)	50,378
		246,997
	Asset-Backed - Finance & Insurance - 0.6%
	Domino's Pizza Master Issuer LLC
48,875	3.08%, 07/25/2047(1)	49,187
147,750	4.12%, 07/25/2048(1)	154,750
	GLS Auto Receivables Issuer Trust
46,214	2.47%, 11/15/2023(1)	46,400
	Lendmark Funding Trust
100,000	2.78%, 04/20/2028(1)	100,772
	Long Beach Mortgage Loan Trust
31,217	1.83%, 12/25/2036, 1 mo. USD LIBOR + 0.170%(2)	16,242
	SoFi Consumer Loan Program LLC
9,784	3.05%, 12/26/2025(1)	9,805
	SoFi Consumer Loan Program Trust
81,358	2.45%, 08/25/2028(1)	81,743
	SPS Servicer Advance Receivables Trust
100,000	2.32%, 10/15/2052(1)	100,723
	Symphony CLO Ltd.
237,688	2.79%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	237,744
	Towd Point Mortgage Trust
50,673	2.75%, 10/25/2056(1)(3)	51,278
	Vantage Data Centers Issuer LLC
24,896	3.19%, 07/15/2044(1)	25,487
34,329	4.07%, 02/16/2043(1)	35,758
		909,889
	Asset-Backed - Home Equity - 0.3%
	CPT Mortgage Trust
100,000	2.87%, 11/13/2039(1)	105,125
	GSAA Home Equity Trust
106,485	1.75%, 12/25/2036, 1 mo. USD LIBOR + 0.090%(2)	47,834
	Morgan Stanley Capital Trust
992,476	1.00%, 07/15/2051(3)(4)	55,041
	Renaissance Home Equity Loan Trust
361,830	5.91%, 04/25/2037(5)	166,430
	Soundview Home Loan Trust
40,000	1.91%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	37,557
		411,987
	Commercial Mortgage - Backed Securities - 0.6%
	Benchmark Mortgage Trust
962,473	0.69%, 07/15/2051(3)(4)	32,999
	Commercial Mortgage Trust
100,000	2.58%, 10/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	100,000
	DBGS Mortgage Trust
1,595,787	0.34%, 10/15/2051(3)(4)	25,596
	GS Mortgage Securities Trust
62,000	2.78%, 10/10/2049	63,878
46,000	3.14%, 06/10/2046	47,741

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	JPMDB Commercial Mortgage Securities Trust
$65,000	2.99%, 12/15/2049	$67,786
	Morgan Stanley Bank of America Merrill Lynch Trust
40,000	3.74%, 08/15/2047	42,929
45,000	3.77%, 11/15/2046	47,814
	Morgan Stanley Capital I Trust
308,691	1.59%, 06/15/2050(3)(4)	22,498
40,000	3.78%, 05/15/2048(3)	43,635
	Wells Fargo Bank N.A.
971,536	0.66%, 08/15/2061(3)(4)	32,081
70,000	3.18%, 09/15/2060	75,148
	Wells Fargo Commercial Mortgage Trust
65,000	2.79%, 07/15/2048	67,074
15,000	4.29%, 05/15/2048(3)	15,558
	WF-RBS Commercial Mortgage Trust
48,001	2.87%, 11/15/2045	49,166
39,000	3.07%, 06/15/2046	40,461
		774,364
	Diversified Financial Services - 0.2%
	Carlyle Global Market Strategies CLO Ltd.
250,000	2.84%, 07/27/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	250,067
	Marlette Funding Trust
87,950	2.39%, 12/17/2029(1)	88,176
		338,243
	Other ABS - 0.2%
	Dewolf Park CLO Ltd.
250,000	3.04%, 10/15/2030, 3 mo. USD LIBOR + 1.210%(1)(2)	249,972
	OnDeck Asset Securitization Trust LLC
100,000	2.65%, 11/18/2024(1)	100,030
		350,002
	Whole Loan Collateral CMO - 1.5%
	Alternative Loan Trust
47,516	1.80%, 04/25/2047, 1 mo. USD LIBOR + 0.140%(2)	44,457
35,093	2.11%, 04/25/2035, 1 mo. USD LIBOR + 0.450%(2)	31,539
40,033	3.50%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	36,493
	Angel Oak Mortgage Trust LLC
62,079	2.59%, 10/25/2049(1)(3)	62,254
33,955	3.65%, 09/25/2048(1)(3)	34,441
	Arroyo Mortgage Trust
86,330	2.96%, 10/25/2048(1)(3)	87,238
	Bear Stearns Alt-A Trust
39,544	1.98%, 08/25/2036, 1 mo. USD LIBOR + 0.320%(2)	43,128
	Bunker Hill Loan Depositary Trust
40,564	2.88%, 07/25/2049(1)(5)	40,964
	CHL Mortgage Pass-Through Trust
12,656	3.57%, 03/20/2036(3)	12,325
	Citigroup Mortgage Loan Trust
99,024	3.23%, 11/25/2070(1)(5)	99,073
	COLT Mortgage Loan Trust
35,354	3.47%, 07/27/2048(1)(3)	35,487
45,999	3.69%, 10/26/2048(1)(3)	46,317
	Fannie Mae Connecticut Avenue Securities
49,707	6.66%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(2)	53,854
48,568	7.21%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	52,110
	GCAT LLC
81,988	2.99%, 02/25/2059(1)(5)	82,543
	GCAT Trust
94,019	2.65%, 10/25/2068(1)(3)	95,022
	Mill City Mortgage Loan Trust
57,627	2.75%, 01/25/2061(1)(3)	58,222
88,756	3.25%, 10/25/2069(1)(3)	91,371
81,664	3.50%, 08/25/2058(1)(3)	84,720

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	New Residential Advance Receivables Trust
$100,000	2.33%, 10/15/2051(1)	$100,292
110,000	2.43%, 10/15/2051(1)	110,497
	New Residential Mortgage Loan Trust
69,973	3.25%, 09/25/2056(1)(3)	72,151
78,615	3.50%, 12/25/2057(1)(3)	81,552
78,199	3.60%, 04/25/2049(1)(3)	79,253
70,342	3.68%, 01/25/2049(1)(3)	70,863
56,728	3.75%, 11/25/2056(1)(3)	59,243
	Nomura Asset Acceptance Corp. Alternative Loan Trust
78,781	4.36%, 06/25/2036(3)	69,348
	Residential Accredit Loans, Inc.
45,118	1.91%, 08/25/2037, 1 mo. USD LIBOR + 0.250%(2)	43,880
	Residential Asset Securitization Trust
34,279	5.50%, 06/25/2035	31,223
	Seasoned Credit Risk Transfer Trust
9,824	3.50%, 10/25/2058	10,614
	Towd Point Mortgage Trust
196,161	2.90%, 10/25/2059(1)(3)	201,552
15,598	3.00%, 11/25/2057(1)(3)	15,664
	Verus Securitization Trust
97,124	3.14%, 11/25/2059(1)(3)	97,921
		2,135,611
	Total Asset & Commercial Mortgage Backed Securities
	(cost $5,164,969)	$5,167,093
Corporate Bonds - 6.0%
	Aerospace/Defense - 0.1%
	Boeing Co.
35,000	3.25%, 02/01/2035	36,266
	L3Harris Technologies, Inc.
30,000	3.85%, 06/15/2023(1)	31,884
	Lockheed Martin Corp.
10,000	3.80%, 03/01/2045	11,646
	United Technologies Corp.
25,000	4.45%, 11/16/2038	30,801
		110,597
	Agriculture - 0.1%
	Altria Group, Inc.
70,000	2.63%, 09/16/2026	70,951
45,000	3.88%, 09/16/2046	43,574
	Reynolds American, Inc.
55,000	4.85%, 09/15/2023	60,218
		174,743
	Auto Manufacturers - 0.2%
	Ford Motor Co.
25,000	4.75%, 01/15/2043	23,313
	General Motors Co.
10,000	6.60%, 04/01/2036	12,167
215,000	6.75%, 04/01/2046	262,888
	General Motors Financial Co., Inc.
40,000	4.00%, 10/06/2026	42,148
		340,516
	Beverages - 0.2%
	Anheuser-Busch InBev Worldwide, Inc.
148,000	3.75%, 07/15/2042	159,769
25,000	4.75%, 01/23/2029	29,583
	Constellation Brands, Inc.
20,000	3.60%, 02/15/2028	21,578
	Molson Coors Brewing Co.
17,000	3.00%, 07/15/2026	17,482
		228,412

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Biotechnology - 0.1%
	Amgen, Inc.
$20,000	2.65%, 05/11/2022	$20,356
	Gilead Sciences, Inc.
40,000	2.55%, 09/01/2020	40,180
		60,536
	Chemicals - 0.1%
	DuPont de Nemours, Inc.
60,000	4.21%, 11/15/2023	64,951
	Methanex Corp.
15,000	5.65%, 12/01/2044	15,275
	Sherwin-Williams Co.
5,000	2.95%, 08/15/2029	5,170
30,000	3.13%, 06/01/2024	31,438
		116,834
	Commercial Banks - 1.5%
	Bank of America Corp.
	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870%
120,000	thereafter)(6)	122,590
	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810%
70,000	thereafter)(6)	74,369
	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210%
165,000	thereafter)(6)	185,149
	Bank of New York Mellon Corp.
5,000	1.95%, 08/23/2022	5,041
65,000	2.10%, 10/24/2024	65,811
10,000	2.45%, 08/17/2026	10,367
	2.66%, 05/16/2023, (2.66% fixed rate until 05/16/2022; 3 mo. USD LIBOR + 0.634%
20,000	thereafter)(6)	20,402
	Citigroup, Inc.
	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950%
120,000	thereafter)(6)	122,515
45,000	3.20%, 10/21/2026	47,650
	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338%
95,000	thereafter)(6)	106,178
	Fifth Third Bancorp
20,000	2.38%, 01/28/2025	20,406
	Goldman Sachs Group, Inc.
120,000	3.50%, 01/23/2025	127,765
80,000	3.50%, 11/16/2026	85,463
	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373%
25,000	thereafter)(6)	28,284
	JP Morgan Chase & Co.
	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160%
150,000	thereafter)(6)	152,374
140,000	2.95%, 10/01/2026	147,175
	KeyCorp.
30,000	2.55%, 10/01/2029	30,126
	Morgan Stanley
2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. SOFR + 1.143%
35,000	thereafter)(6)	35,569
	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152%
215,000	thereafter)(6)	221,222
	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455%
15,000	thereafter)(6)	17,176
	PNC Financial Services Group, Inc.
45,000	2.55%, 01/22/2030	45,981
20,000	3.45%, 04/23/2029	21,879
	Royal Bank of Canada
55,000	2.55%, 07/16/2024	56,669
	Santander Holdings USA, Inc.
35,000	3.40%, 01/18/2023	36,208
	State Street Corp.
2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. SOFR + 0.940%
30,000	thereafter)(6)	30,544

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	3.78%, 12/03/2024, (3.78% fixed rate until 12/03/2023; 3 mo. USD LIBOR + 0.770%
$10,000	thereafter)(6)	$10,712
	Toronto-Dominion Bank
54,000	2.65%, 06/12/2024	55,952
	Wells Fargo & Co.
	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825%
135,000	thereafter)(6)	137,099
55,000	3.00%, 02/19/2025	57,535
50,000	3.00%, 10/23/2026	52,307
20,000	4.75%, 12/07/2046	24,764
		2,155,282
	Commercial Services - 0.0%
	ERAC USA Finance LLC
10,000	7.00%, 10/15/2037(1)	14,415
	Global Payments, Inc.
10,000	3.20%, 08/15/2029	10,457
		24,872
	Diversified Financial Services - 0.0%
	American Express Co.
12,000	3.63%, 12/05/2024	12,920
20,000	4.20%, 11/06/2025	22,425
		35,345
	Electric - 0.6%
	Berkshire Hathaway Energy Co.
25,000	3.25%, 04/15/2028	26,891
	CenterPoint Energy, Inc.
35,000	2.50%, 09/01/2022	35,481
	Cleco Corporate Holdings LLC
10,000	3.74%, 05/01/2026	10,502
	Commonwealth Edison Co.
30,000	2.55%, 06/15/2026	30,990
	Dominion Energy South Carolina, Inc.
20,000	5.10%, 06/01/2065	28,059
	Dominion Energy, Inc.
85,000	2.85%, 08/15/2026	88,036
	Duke Energy Corp.
100,000	2.65%, 09/01/2026	102,859
	Duke Energy Florida LLC
50,000	3.40%, 10/01/2046	53,706
	Duke Energy Indiana LLC
15,000	3.25%, 10/01/2049	15,879
	Evergy, Inc.
5,000	2.45%, 09/15/2024	5,086
40,000	2.90%, 09/15/2029	41,016
	Exelon Corp.
15,000	2.45%, 04/15/2021	15,102
	Fortis, Inc.
5,000	3.06%, 10/04/2026	5,221
	Georgia Power Co.
55,000	2.10%, 07/30/2023	55,618
10,000	4.30%, 03/15/2042	11,616
	NextEra Energy Capital Holdings, Inc.
30,000	3.15%, 04/01/2024	31,526
	Oglethorpe Power Corp.
50,000	5.05%, 10/01/2048	62,247
	Oncor Electric Delivery Co. LLC
15,000	2.95%, 04/01/2025	15,805
	Puget Energy, Inc.
40,000	3.65%, 05/15/2025	42,350
	SCANA Corp.
50,000	4.13%, 02/01/2022(7)	51,486
	Sempra Energy
5,000	4.00%, 02/01/2048	5,524

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Sierra Pacific Power Co.
$40,000	2.60%, 05/01/2026	$41,382
	Southern California Edison Co.
25,000	2.85%, 08/01/2029	25,807
5,000	4.00%, 04/01/2047	5,590
15,000	4.13%, 03/01/2048	16,935
	Southern Co.
55,000	3.25%, 07/01/2026	58,544
	Xcel Energy, Inc.
25,000	2.60%, 12/01/2029	25,329
15,000	3.50%, 12/01/2049	15,844
		924,431
	Engineering & Construction - 0.0%
	Fluor Corp.
20,000	4.25%, 09/15/2028(7)	20,567
	Entertainment - 0.0%
	GLP Capital L.P. / GLP Financing II, Inc.
15,000	5.30%, 01/15/2029	17,300
	Environmental Control - 0.0%
	Waste Management, Inc.
15,000	3.45%, 06/15/2029	16,431
10,000	4.15%, 07/15/2049	12,089
		28,520
	Gas - 0.1%
	Dominion Energy Gas Holdings LLC
25,000	2.50%, 11/15/2024	25,394
	Sempra Energy
25,000	3.40%, 02/01/2028	26,521
10,000	3.80%, 02/01/2038	10,897
		62,812
	Healthcare-Products - 0.0%
	Becton Dickinson and Co.
19,000	3.36%, 06/06/2024	20,013
	Thermo Fisher Scientific, Inc.
17,000	2.95%, 09/19/2026	17,855
		37,868
	Healthcare-Services - 0.1%
	Anthem, Inc.
80,000	2.88%, 09/15/2029	80,710
5,000	4.38%, 12/01/2047	5,627
	CommonSpirit Health
15,000	2.76%, 10/01/2024	15,497
	HCA, Inc.
17,000	4.13%, 06/15/2029	18,397
	UnitedHealth Group, Inc.
15,000	2.38%, 08/15/2024	15,329
30,000	2.88%, 08/15/2029	31,198
10,000	3.50%, 08/15/2039	10,751
10,000	4.75%, 07/15/2045	12,519
		190,028
	Insurance - 0.1%
	Berkshire Hathaway Finance Corp.
31,000	4.20%, 08/15/2048	37,445
	CNA Financial Corp.
21,000	3.45%, 08/15/2027	22,403
	Marsh & McLennan Cos., Inc.
73,000	3.88%, 03/15/2024	78,617
5,000	4.75%, 03/15/2039	6,395
	Massachusetts Mutual Life Insurance Co.
3,000	3.73%, 10/15/2070(1)	3,102

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Willis North America, Inc.
$35,000	2.95%, 09/15/2029	$35,725
		183,687
	Internet - 0.2%
	Amazon.com, Inc.
75,000	3.15%, 08/22/2027	81,002
	Tencent Holdings Ltd.
200,000	2.99%, 01/19/2023(1)	204,663
		285,665
	Iron/Steel - 0.0%
	United States Steel Corp.
70,000	6.25%, 03/15/2026(7)	59,107
	IT Services - 0.1%
	Apple, Inc.
55,000	2.20%, 09/11/2029	55,428
30,000	3.35%, 02/09/2027	32,551
	International Business Machines Corp.
100,000	3.30%, 05/15/2026	107,621
		195,600
	Machinery-Diversified - 0.0%
	John Deere Capital Corp.
50,000	2.60%, 03/07/2024	51,699
	Media - 0.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital
30,000	4.20%, 03/15/2028	32,392
35,000	5.13%, 07/01/2049	39,054
	Comcast Corp.
15,000	2.65%, 02/01/2030	15,468
70,000	3.20%, 07/15/2036	74,624
	Cox Communications, Inc.
7,000	3.15%, 08/15/2024(1)	7,323
35,000	3.35%, 09/15/2026(1)	37,102
6,000	4.50%, 06/30/2043(1)	6,591
	Discovery Communications LLC
15,000	5.30%, 05/15/2049	17,920
	Time Warner Cable LLC
65,000	4.50%, 09/15/2042	68,160
	ViacomCBS, Inc.
20,000	4.25%, 09/01/2023	21,537
8,000	4.38%, 03/15/2043	8,691
		328,862
	Miscellaneous Manufacturing - 0.0%
	Parker-Hannifin Corp.
19,000	2.70%, 06/14/2024	19,657
	Oil & Gas - 0.6%
	Callon Petroleum Co.
5,000	6.38%, 07/01/2026	4,725
	Canadian Natural Resources Ltd.
10,000	6.50%, 02/15/2037	13,123
	Carrizo Oil & Gas, Inc.
90,000	6.25%, 04/15/2023	90,225
	Centennial Resource Production LLC
110,000	5.38%, 01/15/2026(1)	103,400
	Hess Corp.
5,000	5.60%, 02/15/2041	5,756
	Matador Resources Co.
110,000	5.88%, 09/15/2026	107,668
	Nostrum Oil & Gas Finance B.V.
225,000	8.00%, 07/25/2022(8)	102,375
	Occidental Petroleum Corp.
10,000	6.45%, 09/15/2036	12,602
	PDC Energy, Inc.

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$120,000	5.75%, 05/15/2026	$115,830
40,000	6.13%, 09/15/2024	40,100
	Petroleos Mexicanos
65,000	5.35%, 02/12/2028	65,588
40,000	6.84%, 01/23/2030(1)	43,340
	Southwestern Energy Co.
125,000	7.50%, 04/01/2026	104,338
50,000	7.75%, 10/01/2027(7)	41,750
		850,820
	Pharmaceuticals - 0.4%
	AbbVie, Inc.
50,000	2.95%, 11/21/2026(1)	51,644
45,000	3.20%, 11/21/2029(1)	46,732
40,000	4.25%, 11/21/2049(1)	43,473
	Allergan Funding SCS
5,000	4.55%, 03/15/2035	5,750
	Bristol-Myers Squibb Co.
15,000	3.20%, 06/15/2026(1)	15,956
10,000	3.40%, 07/26/2029(1)	10,957
	Cigna Corp.
99,000	3.05%, 10/15/2027(1)	102,726
45,000	3.75%, 07/15/2023	47,582
	CVS Health Corp.
55,000	3.00%, 08/15/2026	57,092
35,000	5.13%, 07/20/2045	42,194
	GlaxoSmithKline Capital, Inc.
50,000	3.63%, 05/15/2025	54,487
	Johnson & Johnson
35,000	2.45%, 03/01/2026	36,291
10,000	3.55%, 03/01/2036	11,266
	Merck & Co., Inc.
26,000	3.40%, 03/07/2029	28,742
	Shire Acquisitions Investments Ireland DAC
12,000	2.88%, 09/23/2023	12,343
		567,235
	Pipelines - 0.4%
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
50,000	5.38%, 09/15/2024	44,275
140,000	5.75%, 03/01/2027(1)	109,158
	Energy Transfer Operating L.P.
5,000	3.75%, 05/15/2030	5,098
60,000	4.95%, 06/15/2028	66,689
5,000	6.13%, 12/15/2045	5,780
	EnLink Midstream LLC
40,000	5.38%, 06/01/2029	36,200
	Enterprise Products Operating LLC
20,000	4.80%, 02/01/2049	23,465
	MPLX L.P.
20,000	4.00%, 03/15/2028	20,946
15,000	4.13%, 03/01/2027	15,891
5,000	5.20%, 03/01/2047	5,524
5,000	5.20%, 12/01/2047(1)	5,396
5,000	5.50%, 02/15/2049	5,719
	ONEOK, Inc.
11,000	3.40%, 09/01/2029	11,251
	Phillips 66 Partners L.P.
5,000	3.15%, 12/15/2029	5,051
	Sabine Pass Liquefaction LLC
10,000	4.20%, 03/15/2028	10,704
	Sunoco Logistics Partners Operations L.P.
10,000	5.30%, 04/01/2044	10,585
10,000	5.35%, 05/15/2045	10,611
	Texas Eastern Transmission L.P.
15,000	2.80%, 10/15/2022(1)	15,233
5,000	3.50%, 01/15/2028(1)	5,230

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	TransCanada PipeLines Ltd.
$25,000	4.75%, 05/15/2038	$29,226
12,000	5.10%, 03/15/2049	14,924
	Valero Energy Partners L.P.
12,000	4.50%, 03/15/2028	13,362
	Western Midstream Operating L.P.
15,000	3.10%, 02/01/2025	15,087
35,000	5.50%, 08/15/2048	31,928
		517,333
	REITS - 0.1%
	American Tower Corp.
20,000	2.40%, 03/15/2025	20,262
	SBA Tower Trust
25,000	2.84%, 01/15/2025(1)	25,877
	Welltower, Inc.
20,000	2.70%, 02/15/2027	20,476
		66,615
	Retail - 0.1%
	Alimentation Couche-Tard, Inc.
5,000	2.95%, 01/25/2030(1)	5,055
5,000	3.80%, 01/25/2050(1)	5,027
	Home Depot, Inc.
15,000	3.35%, 09/15/2025	16,284
11,000	3.50%, 09/15/2056	12,233
	Lowe's Cos., Inc.
10,000	3.70%, 04/15/2046	10,623
	McDonald's Corp.
15,000	3.35%, 04/01/2023	15,714
7,000	3.70%, 02/15/2042	7,600
	Starbucks Corp.
15,000	3.80%, 08/15/2025	16,416
	Walmart, Inc.
20,000	3.40%, 06/26/2023	21,199
		110,151
	Semiconductors - 0.1%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
70,000	3.88%, 01/15/2027	73,868
	Intel Corp.
15,000	2.60%, 05/19/2026	15,641
10,000	3.73%, 12/08/2047	11,496
	NXP B.V. / NXP Funding LLC
35,000	4.88%, 03/01/2024(1)	38,509
		139,514
	Software - 0.1%
	Fidelity National Information Services, Inc.
15,000	3.00%, 08/15/2026	15,778
	Fiserv, Inc.
25,000	3.20%, 07/01/2026	26,394
	Microsoft Corp.
10,000	3.50%, 11/15/2042	11,224
25,000	4.25%, 02/06/2047	31,884
	Oracle Corp.
25,000	2.65%, 07/15/2026	26,091
20,000	3.80%, 11/15/2037	22,727
	salesforce.com, Inc.
10,000	3.25%, 04/11/2023	10,490
		144,588
	Telecommunications - 0.4%
	AT&T, Inc.
45,000	2.95%, 07/15/2026	46,886
50,000	3.80%, 02/15/2027	54,509
25,000	4.30%, 02/15/2030	28,277
25,000	4.35%, 06/15/2045	27,651

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Nokia Oyj
	$160,000	6.63%, 05/15/2039	$194,400
		Verizon Communications, Inc.
	65,000	4.13%, 03/16/2027	73,331
	65,000	4.13%, 08/15/2046	76,037
		Vodafone Group plc
	10,000	4.25%, 09/17/2050	10,865
	6,000	4.38%, 02/19/2043	6,682
			518,638
		Transportation - 0.1%
		CSX Corp.
	45,000	2.40%, 02/15/2030	45,040
	20,000	3.25%, 06/01/2027	21,472
		Norfolk Southern Corp.
	5,000	3.40%, 11/01/2049	5,228
		Union Pacific Corp.
	17,000	4.10%, 09/15/2067	18,105
			89,845
		Water - 0.0%
		American Water Capital Corp.
	15,000	3.75%, 09/01/2028	16,522
	10,000	4.15%, 06/01/2049	11,888
			28,410
		Total Corporate Bonds
		(cost $8,457,230)	$8,686,089
Foreign Government Obligations - 8.0%
		Canada - 1.1%
		Canadian Government Real Return Bond
CAD	357,225	4.25%, 12/01/2026(9)	348,779
		Canadian When Issued Government Bond
	1,525,000	1.50%, 09/01/2024	1,162,337
			1,511,116
		Germany - 1.9%
		Deutsche Bundesrepublik Inflation Linked Bond
EUR	1,064,681	0.10%, 04/15/2026(8)(9)	1,300,318
	1,019,947	0.50%, 04/15/2030(8)(9)	1,370,797
			2,671,115
		Greece - 0.1%
		Hellenic Republic Government Bond
	50,935,000	0.00%, 10/15/2042(3)	203,362
		Hungary - 0.0%
		Hungary Government International Bond
	$6,000	6.38%, 03/29/2021	6,316
		Italy - 0.1%
		Italy Buoni Poliennali Del Tesoro
EUR	104,487	1.25%, 09/15/2032(1)(8)(9)	129,989
		Japan - 1.2%
		Japanese Government CPI Linked Bond
JPY	187,449,225	0.10%, 03/10/2029(9)	1,773,030
		Mexico - 0.6%
		Mexican Bonos
MXN	13,207,600	8.00%, 11/07/2047	787,745
		New Zealand - 0.5%
		New Zealand Government Bond
NZD	990,000	3.00%, 04/20/2029	733,040
		Norway - 0.2%
		Norway Government Bond
NOK	2,865,000	1.75%, 09/06/2029(1)(8)	323,537

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Russia - 1.1%
		Russian Federal Inflation Linked Bond - OFZ
RUB	105,432,098	2.50%, 02/02/2028(9)	$1,617,903
		South Africa - 0.2%
		Republic of South Africa Government Bond - CPI Linked
ZAR	4,453,568	1.88%, 03/31/2029(9)	254,730
		South Korea - 0.8%
		Inflation Linked Korea Treasury Bond
KRW	213,761,652	1.75%, 06/10/2028(9)	191,624
		Korea Treasury Bond
	816,850,000	1.38%, 12/10/2029	672,898
	412,850,000	1.88%, 06/10/2029	355,374
			1,219,896
		Spain - 0.1%
		Spain Government Bond
EUR	100,000	2.70%, 10/31/2048(1)(8)	153,423
		Thailand - 0.1%
		Thailand Government Bond
THB	3,476,354	1.25%, 03/12/2028(8)(9)	111,101
		Total Foreign Government Obligations
		(cost $11,449,268)	$11,496,303
Municipal Bonds - 0.1%
		Development - 0.0%
		California State, GO Taxable
	$30,000	7.30%, 10/01/2039	47,965
		General - 0.1%
		Philadelphia Auth for Industrial Dev
	40,000	6.55%, 10/15/2028	51,241
		Transportation - 0.0%
		New York State Thruway Auth Rev
	15,000	2.90%, 01/01/2035	15,860
		Total Municipal Bonds
		(cost $110,106)	$115,066
U.S. Government Agencies - 8.5%
		Mortgage-Backed Agencies - 8.5%
		FHLMC - 1.0%
	$4,313,358	0.20%, 10/25/2026(3)(4)	$26,259
	1,407,314	0.38%, 11/25/2023(3)(4)	12,937
	746,814	0.74%, 03/25/2027(3)(4)	28,686
	31,952	1.50%, 10/15/2042	31,693
	31,563	1.70%, 10/15/2039	31,491
	17,178	2.00%, 07/15/2031	17,213
	29,038	2.00%, 09/15/2031	29,212
	1,221,155	3.00%, 01/01/2050	1,248,940
			1,426,431
		FNMA - 1.7%
	$369,657	1.33%, 06/25/2034(3)(4)	$47,302
	33,576	1.50%, 08/25/2041	33,215
	56,717	1.50%, 06/25/2042	57,381
	21,255	1.50%, 11/25/2042	21,075
	30,611	1.70%, 06/25/2043	30,527
	36,450	1.75%, 01/25/2040	36,356
	25,460	2.00%, 06/25/2043	25,628
	374,127	2.50%, 08/01/2023	380,751
	42,077	2.50%, 09/25/2049	42,917
	23,121	2.50%, 03/25/2053	23,421
	25,256	3.00%, 02/25/2049	26,069
	214,695	3.50%, 06/01/2049	221,478
	233,000	3.50%, 08/01/2049	240,412
	528,787	3.50%, 09/01/2049	546,072
	97,839	3.50%, 04/25/2053	101,299
	80,000	3.50%, 08/25/2058	84,802

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

213,955	4.00%, 09/01/2048	223,830
$266,581	4.00%, 08/01/2049	$278,545
46,611	4.00%, 07/25/2053	49,061
		2,470,141
	GNMA - 1.8%
$49,311	1.50%, 04/16/2040	$49,025
31,908	1.70%, 10/20/2045	31,743
1,550,000	3.00%, 02/01/2050(10)	1,594,078
475,000	3.50%, 02/01/2050(10)	493,555
488,261	4.00%, 07/20/2049	506,896
		2,675,297
	UMBS - 4.0%
$650,000	2.50%, 02/15/2035(10)	$661,680
400,000	3.00%, 02/15/2035(10)	412,063
2,905,000	3.00%, 02/15/2050(10)	2,970,843
600,000	3.50%, 02/15/2050(10)	619,359
600,000	4.00%, 02/15/2050(10)	626,859
400,000	4.50%, 02/12/2050(10)	423,203
		5,714,007
	Total U.S. Government Agencies
	(cost $12,213,621)	$12,285,876
U.S. Government Securities - 11.0%

	U.S. Treasury Bonds - 2.5%
$735,223	0.88%, 02/15/2047(9)	$847,900
20,861	1.00%, 02/15/2048(9)	24,876
256,000	3.00%, 02/15/2049	311,760
285,000	3.13%, 02/15/2043	344,549
420,000	3.13%, 08/15/2044(11)	509,808
640,000	3.63%, 08/15/2043	835,725
540,000	3.75%, 11/15/2043(12)	718,917
		3,593,535
	U.S. Treasury Notes - 8.5%
2,779,064	0.50%, 04/15/2024(9)	2,855,222
3,132,418	0.63%, 04/15/2023(9)	3,202,448
2,018,844	0.63%, 01/15/2026(9)(11)	2,115,633
71,306	0.88%, 01/15/2029(9)	77,724
500,000	2.00%, 08/15/2025	516,777
1,124,000	2.13%, 08/15/2021	1,136,162
870,000	2.13%, 05/15/2022	885,497
95,000	2.25%, 04/15/2022	96,881
870,000	2.63%, 02/15/2029(11)	952,480
330,000	2.88%, 07/31/2025	356,323
		12,195,147
	Total U.S. Government Securities
	(cost $15,137,518)	$15,788,682
Common Stocks - 28.7%
	Banks - 1.2%
15,272	Bank of Nova Scotia	834,157
5,917	PNC Financial Services Group, Inc.	878,970
		1,713,127
	Capital Goods - 2.6%
17,449	Assa Abloy AB Class B	414,175
7,012	Fortive Corp.	525,409
1,967	Lockheed Martin Corp.	842,112
6,435	United Technologies Corp.	966,537
9,121	Vinci S.A.	1,010,507
		3,758,740
	Commercial & Professional Services - 0.3%
11,226	Experian plc	390,754

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Consumer Durables & Apparel - 0.5%
7,745	NIKE, Inc. Class B	$745,844
	Consumer Services - 1.2%
25,565	Compass Group plc	632,023
5,058	McDonald's Corp.	1,082,261
		1,714,284
	Energy - 4.1%
2,175	Apache Corp.	59,682
44,900	Ascent Resources - Marcellus LLC Class A*(13)(14)	56,125
67,121	BP plc	404,075
23,522	Canacol Energy Ltd.	75,717
1,016	Cheniere Energy, Inc.*	60,188
3,454	Chevron Corp.	370,062
3,620	ConocoPhillips	215,137
2,535	Devon Energy Corp.	55,060
1,426	Diamondback Energy, Inc.	106,094
5,475	Enbridge, Inc.	222,616
2,793	Equinor ASA	50,407
5,405	Exxon Mobil Corp.	335,759
8,517	Galp Energia SGPS S.A.	128,696
1,669	Gazprom Neft PJSC ADR	58,317
21,168	Imperial Oil Ltd.	501,928
104,987	Karoon Energy Ltd.*	80,481
13,686	Kosmos Energy Ltd.	69,935
1,686	Liberty Oilfield Services, Inc. Class A	14,297
2,510	Lundin Petroleum AB	76,341
3,612	Marathon Petroleum Corp.	196,854
5,071	Noble Energy, Inc.	100,254
3,920	Occidental Petroleum Corp.	155,702
4,233	Ovintiv, Inc.	65,958
1,936	Petroleo Brasileiro S.A. ADR	27,317
681	Pioneer Natural Resources Co.	91,935
2,032	Plains GP Holdings L.P. Class A*	33,833
17,201	Royal Dutch Shell plc Class A	451,704
4,637	Schlumberger Ltd.	155,386
7,801	Suncor Energy, Inc.	238,439
1,105	Targa Resources Corp.	40,332
3,545	TC Energy Corp.	194,394
2,530	TechnipFMC plc	41,770
2,901	Tenaris S.A.	30,522
20,029	Total S.A.	975,226
1,376	Valero Energy Corp.	116,011
3,070	Viper Energy Partners L.P.	66,957
4,390	YPF S.A. ADR	41,222
		5,964,733
	Food, Beverage & Tobacco - 2.3%
12,181	Coca-Cola Co.	711,370
12,675	Diageo plc	501,209
7,789	Heineken N.V.	847,498
5,537	Nestle S.A.	610,690
4,300	PepsiCo., Inc.	610,686
		3,281,453
	Health Care Equipment & Services - 2.5%
7,007	Baxter International, Inc.	625,165
15,864	Koninklijke Philips N.V.	726,530
8,846	Medtronic plc	1,021,182
4,820	Sysmex Corp.	344,824
3,478	UnitedHealth Group, Inc.	947,581
		3,665,282
	Household & Personal Products - 1.9%
12,744	Colgate-Palmolive Co.	940,252
6,987	Procter & Gamble Co.	870,720

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

10,979	Reckitt Benckiser Group plc	$908,768
		2,719,740
	Insurance - 1.5%
79,236	AIA Group Ltd.	785,145
20,142	AXA S.A.	535,607
5,373	Chubb Ltd.	816,643
		2,137,395
	Materials - 2.4%
3,333	Agnico Eagle Mines Ltd.	206,026
2,832	Alcoa Corp.*	39,506
8,619	Anglo American plc	224,905
9,788	Antofagasta plc	105,728
5,909	ArcelorMittal S.A.	86,748
14,343	Barrick Gold Corp.	265,635
1,652	BHP Group Ltd.	42,364
23,691	BHP Group plc	515,673
6,673	BlueScope Steel Ltd.	62,452
13,315	Flotek Industries, Inc.*	22,636
44,450	Glencore plc*	129,998
5,699	KAZ Minerals plc	32,847
113	Korea Zinc Co., Ltd.	35,847
3,440	Linde plc	698,767
14,604	Lucara Diamond Corp.	9,159
3,338	MMC Norilsk Nickel PJSC ADR	107,649
8,652	Newcrest Mining Ltd.	173,213
1,117	Newmont Corp.	50,332
4,400	Nippon Steel Corp.	61,052
8,588	Norsk Hydro ASA	26,841
729	Reliance Steel & Aluminum Co.	83,689
7,712	Rio Tinto plc	412,393
1,160	Southern Copper Corp.	43,709
2,479	Steel Dynamics, Inc.	74,073
		3,511,242
	Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
10,817	AstraZeneca plc ADR	526,788
6,908	Johnson & Johnson	1,028,394
8,166	Merck & Co., Inc.	697,703
8,295	Novartis AG	783,613
2,247	Roche Holding AG	753,797
		3,790,295
	Real Estate - 0.7%
1,482	American Tower Corp. REIT	343,439
3,137	Public Storage REIT	701,935
		1,045,374
	Retailing - 0.4%
4,707	Petrobras Distribuidora S.A.	31,654
8,651	TJX Cos., Inc.	510,755
		542,409
	Semiconductors & Semiconductor Equipment - 0.0%
914	First Solar, Inc.*	45,316
	Software & Services - 2.4%
3,058	Accenture plc Class A	627,532
2,803	Automatic Data Processing, Inc.	480,406
6,813	Capgemini SE	846,111
5,420	Microsoft Corp.	922,647
2,617	Visa, Inc. Class A	520,704
		3,397,400
	Telecommunication Services - 0.5%
24,696	KDDI Corp.	746,290
	Transportation - 0.9%
9,085	Canadian National Railway Co.	848,981

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	4,150	United Parcel Service, Inc. Class B	$429,608
			1,278,589
		Utilities - 0.7%
	5,012	ENN Energy Holdings Ltd.	58,264
	69,833	National Grid plc	927,848
			986,112
		Total Common Stocks
		(cost $38,699,104)	$41,434,379
Convertible Bonds - 0.1%
		Oil & Gas - 0.1%
		Oasis Petroleum, Inc.
	45,000	2.63%, 09/15/2023	31,627
		PDC Energy, Inc.
	85,000	1.13%, 09/15/2021(7)	80,348
			111,975
		Oil & Gas Services - 0.0%
		Fugro N.V.
EUR	100,000	4.00%, 10/26/2021(8)	100,859
		Total Convertible Bonds
		(cost $234,279)	$212,834
Exchange-Traded Funds - 6.3%
		Other Investment Pools & Funds - 6.3%
	3,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	393,270
	15,000	iShares iBoxx High Yield Corporate Bond ETF(7)	1,312,950
	16,760	iShares JP Morgan USD Emerging Markets Bond ETF	1,943,825
	4,400	SPDR Barclays Convertible Securities ETF	251,856
	72,300	SPDR Blackstone	3,361,950
	55,050	VanEck Vectors JP Morgan EM Local Currency Bond ETF	1,848,579
			9,112,430
		Total Exchange-Traded Funds
		(cost $8,967,510)	$9,112,430
Preferred Stocks - 0.0%
		Materials - 0.0%
	7,200	Gerdau S.A.	33,708
		Total Preferred Stocks
		(cost $26,133)	$33,708
Convertible Preferred Stocks - 0.1%
		Consumer Services - 0.1%
	655	Airbnb, Inc. Series E(13)(14)(15)	85,569
		Total Convertible Preferred Stocks
		(cost $60,977)	$85,569
Warrants - 0.0%
		Energy - 0.0%
	11,625	Ascent Resources - Marcellus LLC Expires 3/30/23*(13)(14)	116
		Total Warrants
		(cost $930)	$116
Affiliated Investment Companies - 20.1%
		Domestic Equity Funds - 4.5%
	191,920	Hartford Multifactor US Equity ETF	6,436,997
		Total Domestic Equity Funds
		(cost $6,188,427)	$6,436,997
		International/Global Equity Funds - 6.4%
	235,617	Hartford Multifactor Developed Markets (ex-US) ETF	6,766,920
	114,093	Hartford Multifactor Emerging Markets ETF	2,455,282
		Total International/Global Equity Funds
		(cost $9,191,582)	$9,222,202

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Taxable Fixed Income Funds - 9.2%
1,248,728	The Hartford World Bond Fund, Class F				$13,249,008
	Total Taxable Fixed Income Funds
	(cost $13,506,480)				$13,249,008
	Total Affiliated Investment Companies
	(cost $28,886,489)				$28,908,207
	Total Long-Term Investments
	(cost $129,408,134)				$133,326,352
Short-Term Investments - 13.7%
	Commercial Paper - 0.2%
	Societe Generale S.A.
$300,000	2.11%, 02/24/2020, 3 mo. USD LIBOR + 0.200%(1)(2)(16)				300,000
	Other Investment Pools & Funds - 12.4%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
17,831,171	Institutional Class, 1.49%(17)				17,831,171
	Securities Lending Collateral - 1.1%
79,489	Citibank NA DDCA, 1.58%, 2/3/2020(17)				79,489
	Fidelity Investments Money Market Funds, Government Portfolio,
370,858	Institutional Class, 1.50%(17)				370,858
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
313,355	Class, 1.72%(17)				313,355
113,972	JPMorgan Prime Money Market Fund, 1.69%(17)				113,972
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
299,167	Class, 1.71%(17)				299,167
	State Street Institutional Liquid Reserves Fund, Institutional Class,
413,057	1.71	%(17)			413,057
					1,589,898
	Total Short-Term Investments
	(cost $19,721,069)				$19,721,069
	Total Investments Excluding Purchased Options
	(cost $149,129,203)		106.2	% $	153,047,421
	Total Purchased Options
	(cost $513,818)		0.2	% $	292,850
	Total Investments
	(cost $149,643,021)		106.4	% $	153,340,271
	Other Assets and Liabilities		(6.4)%		(9,169,119)

	Total Net Assets		100.0	% $	144,171,152

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $5,514,607, representing 3.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $3,592,399, representing 2.5% of net assets.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Represents or includes a TBA transaction.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2020, the market value of securities pledged was $3,577,921.
(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2020, the market value of securities pledged was $718,917.
(13)	Investment valued using significant unobservable inputs.
(14)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $141,810, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(15)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $85,569 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
	Airbnb, Inc. Series E
06/2015	Convertible Preferred	655	$60,977	$85,569

(16)	The rate shown represents current yield to maturity.
(17)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2020

										Premiums
										Paid		Unrealized
	Counter Exercise Price/FX				Expiration	Number of		Notional	Market (Received) Appreciation/
Description	-party Rate/Rate				Date	Contracts		Amount	Value †	by Fund (Depreciation)
Purchased option contracts:
Puts

USD Put/CAD Call	BOA		1.28	USD	07/20/20	800,000	USD	800,000	$1,390	$2,125		$(735)

Total purchased option contracts									$1,390	$2,125		$(735)

		OTC Swaption Contracts Outstanding at January 31, 2020

		Exercise	Pay/							Premiums
		Price/FX	Receive							Paid		Unrealized
	Counter-	Rate/	Floating Expiration					Number of	Market	(Received)		Appreciation/
Description	party	Rate	Rate		Date	Notional Amount		Contracts	Value †	by Fund		(Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BOA	1.70%	Pay		11/23/20	USD 115,000		115,000	$1,528	$2,881		$(1,353)

Total purchased swaption contracts									$1,528		$ 2,881 $	(1,353)

*	Swaptions with forward premiums.

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Exchange-Traded Option Contracts Outstanding at January 31, 2020

								Premiums
								Paid	Unrealized
	Exercise Price/FX Rate/ Expiration			Number of		Notional	Market (Received) Appreciation/
Description	Rate		Date	Contracts		Amount	Value †	by Fund	(Depreciation)
Purchased option contracts:
Puts
S&P 500 Index Option	2,675.00	USD	06/19/20	10	USD	1,000	$22,900	$78,658	$(55,758)
iShares MSCI Emerging Markets
Option	37.73	USD	06/19/20	152	USD	15,200	12,008	23,902	(11,894)
iShares MSCI EAFE ETF Option	59.00	USD	06/19/20	243	USD	24,300	9,113	37,167	(28,054)
S&P 500 Index Option	2,725.00	USD	09/18/20	10	USD	1,000	48,340	115,983	(67,643)
iShares MSCI Emerging Markets
Option	37.73	USD	09/18/20	152	USD	15,200	16,340	31,666	(15,326)
iShares MSCI EAFE ETF Option	59.00	USD	09/18/20	243	USD	24,300	15,673	45,034	(29,361)
S&P 500 Index Option	2,875.00	USD	12/18/20	10	USD	1,000	94,300	105,143	(10,843)
iShares MSCI Emerging Markets
Option	40.00	USD	12/18/20	152	USD	15,200	35,416	26,954	8,462
iShares MSCI EAFE ETF Option	62.00	USD	12/18/20	243	USD	24,300	35,842	44,305	(8,463)

Total Puts							$289,932	$508,812	$(218,880)

Total purchased option contracts							$289,932	$508,812	$(218,880)

	Futures Contracts Outstanding at January 31, 2020
								Value and
			Number				Current	Unrealized
			of				Notional	Appreciation/
Description			Contracts	Expiration Date			Amount	(Depreciation)

Long position contracts:
Canadian Government 10-Year Bond Future			12		03/20/2020		$1,289,134		$19,915
Long Gilt Future			1		03/27/2020		178,188		4,383
U.S. Treasury 2-Year Note Future			20		03/31/2020		4,327,188		15,581
U.S. Treasury Ultra Bond Future			2		03/20/2020		387,375		15,028
Total									$54,907
Short position contracts:
Australian 10-Year Bond Future			8		03/16/2020		$791,964		$(11,138)
Euro-Bund Future			14		03/06/2020		2,717,793		(49,313)
U.S. Treasury 5-Year Note Future			148		03/31/2020		17,807,406		(190,076)
U.S. Treasury 10-Year Note Future			7		03/20/2020		921,594		(3,965)
U.S. Treasury 10-Year Ultra Future			1		03/20/2020		145,656		(3,283)

Total									$(257,775)

Total futures contracts									$(202,868)

		OTC Credit Default Swap Contracts Outstanding at January 31, 2020
						Periodic	Upfront		Upfront			Unrealized
	Counter-		Notional (Pay)/Receive Expiration			Payment	Premiums		Premiums		Market	Appreciation/
Reference Entity	party		Amount (a)	Fixed Rate	Date	Frequency	Paid		Received		Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:
PrimeX.ARM.2 (13)	MSC	USD	108,379	(4.58%)	12/25/37	Monthly	$—		$(225	)$	654,812	$655,037
Sell protection:

PrimeX.ARM.2 (13)	JPM	USD	108,379	4.58%	12/25/37	Monthly	$3,876	$	—$		(16,303)	$(20,179)
Total traded indices							$3,876		$(225)		$638,509	$634,858

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Credit default swaps on single-name issues:
Buy protection:
Republic of

Malaysia	JPM USD	125,000	(1.00%)	12/20/24	Quarterly $	—	$(3,634)	$(178,242)	$(174,608)

Total single-name issues						$—	$(3,634)	$(178,242)	$(174,608)
Total OTC contracts						$3,876	$(3,859)	$460,267	$460,250

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2020

					Periodic			Unrealized
		Notional	(Pay)/Receive Expiration Payment					Appreciation/
Reference Entity		Amount (a)	Fixed Rate	Date	Frequency Cost Basis		Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:

ITRAXX.EUR.32.V1	EUR	6,110,000	(1.00%)	12/20/24	Quarterly	$(158,763)	$(9,139)	$149,624
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.32.V3	USD	5,615,400	5.00%	06/20/24	Quarterly	$378,142	$31,178	$(346,964)
CDX.NA.IG.33.V1	USD	385,000	1.00%	12/20/24	Quarterly	8,479	455	(8,024)

Total						$386,621	$31,633	$(354,988)
Credit default swaps on single-name issues:
Buy protection:
Republic of Colombia	USD	125,000	(1.00%)	12/20/24	Quarterly	$(1,804)	$9,273	$11,077
Republic of Indonesia	USD	125,000	(1.00%)	12/20/24	Quarterly	(2,088)	(2,321)	(233)
Russian Federation	USD	130,000	(1.00%)	12/20/24	Quarterly	(2,382)	(3,589)	(1,207)

Total						$(6,274)	$3,363	$9,637

Total single-name issues						$(6,274)	$3,363	$9,637

Total						$221,584	$25,857	$(195,727)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

		OTC Interest Rate Swap Contracts Outstanding at January 31, 2020

		Payments				Periodic Upfront			Upfront		Unrealized
Counter- Payments made received by			Notional	Expiration		Payment Premiums			Premiums		Appreciation/
party	by Fund	Fund	Amount		Date	Frequency	Paid		Received	Value †	(Depreciation)
	7 Day CNY

CBK	Repo Rate	2.88% Fixed	CNY	5,175,000	12/18/24	Quarterly $	—	$	— $	(657,384) $ (657,384)

		Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2020

		Payments				Periodic	Upfront		Upfront		Unrealized
Payments made by		received by			Expiration Payment Premiums				Premiums		Appreciation/
	Fund	Fund	Notional Amount		Date	Frequency	Paid		Received	Value †	(Depreciation)
1 Mo. MXN TIIE		6.77% Fixed	MXN	8,250,000	03/06/30	Monthly$	—		$—	$—	$0
		3 Mo. USD
1.50% Fixed		LIBOR	USD	385,000	04/09/24	Semi-Annual	—		—	(3,373)	(3,373)
		3 Mo. USD
1.72% Fixed		LIBOR	USD	85,000	10/29/29	Semi-Annual	—		—	(2,213)	(2,213)
		3 Mo. USD
1.73% Fixed		LIBOR	USD	140,000	10/29/29	Semi-Annual	—		—	(580,638)	(580,638)

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	3 Mo. USD
1.76% Fixed	LIBOR	USD	65,000	10/30/29	Semi-Annual $	—	$—		$314,817	$314,817
	3 Mo. USD
1.77% Fixed	LIBOR	USD	70,000	10/30/29	Semi-Annual	—	—		264,694	264,694
	3 Mo. USD
1.77% Fixed	LIBOR	USD	65,000	10/30/29	Semi-Annual	—	—		(2,110)	(2,110)
	3 Mo. USD
2.36% Fixed	LIBOR	USD	390,000	04/09/24	Semi-Annual	2,025	—		476,815	474,790
	3 Mo. USD
2.36% Fixed	LIBOR	USD	261,000	04/09/24	Semi-Annual	1,357	—		820	(537)
6 Mo. NOK NIBOR	1.79% Fixed	NOK	1,265,000	07/26/29	Annual	—	—		(18,763)	(18,763)

Total						$3,382	$—		$450,049	$446,667

	OTC Total Return Swap Contracts Outstanding at January 31, 2020

			Payments
			received		Periodic Upfront		Upfront			Unrealized
	Counter-	Notional (paid) by the Expiration Payment Premiums					Premiums		Market	Appreciation/
Reference Entity	party	Amount	Fund	Date	Frequency	Paid	Received		Value †	(Depreciation)
iBoxx USD Liquid

Investment Grade Index BNP USD 800,000 (1.00%) 06/20/20 Quarterly $						—	$(34	) $	(2,746)	$(2,712)

(a)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

		Bond Forward Contracts Outstanding at January 31, 2020
								Unrealized
			Reference			Notional	Expiration	Appreciation/
Counterparty			Obligation			Amount	Date	(Depreciation)
BOA		U.S. Treasury Bonds, 0.25%, 07/15/2029			USD	105,491	02/28/2020	$1,134
GSC		U.S. Treasury Bonds, 0.38%, 07/15/2025			USD	16,645,478	02/28/2020	113,082

Total								$114,216

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be				Settlement
Purchased		Sold		Counterparty		Date	Appreciation	Depreciation
1,516,000	AUD	1,024,167	USD	RBC		02/28/20	$—	$(8,863)
412,000	BRL	96,498	USD	BNP		02/04/20	—	(320)
842,000	BRL	198,391	USD	DEUT		02/04/20	—	(1,831)
850,000	BRL	207,786	USD	MSC		02/04/20	—	(9,359)
430,000	BRL	101,818	USD	DEUT		03/03/20	—	(1,585)
825,000	CAD	626,300	USD	BMO		02/28/20	—	(2,933)
164,855,000	COP	48,514	USD	CBK		02/28/20	—	(386)
2,717,000	CZK	118,419	USD	MSC		02/28/20	1,046	—
680,000	EUR	750,585	USD	CBK		02/28/20	4,820	—
979,000	GBP	1,274,983	USD	GSC		02/28/20	18,718	—
116,302,000	HUF	379,907	USD	BCLY		02/28/20	2,803	—
5,941,745,000	IDR	433,198	USD	BCLY		02/28/20	911	—
5,360,000	INR	74,834	USD	BNP		02/28/20	75	—
182,372,000	JPY	1,676,383	USD	MSC		02/28/20	9,131	—
7,679,000	MXN	408,039	USD	CBK		02/28/20	—	(3,272)
3,812,000	NOK	416,713	USD	SCB		02/28/20	—	(2,231)
631,000	NZD	412,443	USD	UBS		02/28/20	—	(4,429)
22,025,000	PHP	432,966	USD	BNP		02/28/20	—	(77)
1,620,000	PLN	417,104	USD	BOA		02/28/20	1,065	—
3,376,000	RUB	53,725	USD	BOA		02/28/20	—	(1,095)
1,210,000	SEK	125,921	USD	JPM		02/28/20	—	(70)
50,000	SGD	36,617	USD	GSC		02/28/20	26	—
1,409,000	TRY	235,656	USD	MSC		02/28/20	—	(1,686)
420,881	USD	623,000	AUD	RBC		02/28/20	3,642	—
204,917	USD	850,000	BRL	MSC		02/04/20	6,490	—
99,707	USD	412,000	BRL	BNP		02/04/20	3,527	—

Hartford AARP Balanced Retirement Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

198,442	USD	842,000	BRL	DEUT	02/04/20	$1,883	$—
182,237	USD	767,000	BRL	MSC	02/28/20	3,403	—
97,549	USD	412,000	BRL	DEUT	02/28/20	1,487	—
1,588,145	USD	2,092,000	CAD	BMO	02/28/20	7,437	—
1,316,093	USD	1,278,000	CHF	SSG	02/28/20	—	(13,234)
424,510	USD	334,781,000	CLP	CBK	02/28/20	6,357	—
59	USD	200,000	COP	CBK	02/28/20	1	—
9,749,875	USD	8,833,000	EUR	CBK	02/28/20	—	(62,607)
4,469,603	USD	3,432,000	GBP	GSC	02/28/20	—	(65,620)
263,613	USD	910,000	ILS	BOA	02/28/20	—	(386)
7,375,773	USD	802,403,000	JPY	MSC	02/28/20	—	(40,175)
675,933	USD	795,478,000	KRW	MSC	02/28/20	8,189	—
671,452	USD	803,862,000	KRW	CBK	02/28/20	—	(3,330)
749,178	USD	14,099,000	MXN	CBK	02/28/20	6,008	—
324,013	USD	2,964,000	NOK	SCB	02/28/20	1,735	—
384,985	USD	588,000	NZD	ANZ	02/28/20	4,776	—
354,923	USD	543,000	NZD	UBS	02/28/20	3,812	—
1,782,046	USD	111,982,000	RUB	BOA	02/28/20	36,334	—
218,021	USD	2,095,000	SEK	JPM	02/28/20	122	—
419,080	USD	569,000	SGD	JPM	02/28/20	2,093	—
359,183	USD	11,107,000	THB	JPM	02/28/20	2,655	—
264,735	USD	3,879,000	ZAR	JPM	02/28/20	7,206	—
1,624,000	ZAR	110,835	USD	JPM	02/28/20	—	(3,017)
Total						$145,752	$(226,506)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: ANZ BCLY BMO BNP BOA CBK DEUT GSC JPM MSC RBC SCB SSG UBS Currency Abbreviations: AUD BRL CAD CHF CLP CNY COP CZK EUR GBP HUF IDR ILS INR JPY KRW MXN NOK NZD

Australia and New Zealand Banking Group Barclays Bank of Montreal BNP Paribas Securities Services Banc of America Securities LLC

Citibank NA

Deutsche Bank Securities, Inc. Goldman Sachs & Co. JP Morgan Chase & Co. Morgan Stanley RBC Dominion Securities, Inc. Standard Chartered Bank State Street Global Markets LLC UBS AG

Australian Dollar Brazilian Real Canadian Dollar Swiss Franc Chilean Peso Chinese Yuan Colombian Peso Czech Koruna Euro British Pound Hungarian Forint Indonesian Rupiah Israeli Shekel Indian Rupee Japanese Yen South Korean Won Mexican Peso Norwegian Krone New Zealand Dollar

Hartford AARP Balanced Retirement Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

PHP PLN RUB SEK SGD THB TRY USD ZAR Index Abbreviations: CDX.NA.HY CDX.NA.IG CPI EAFE ITRAXX.EUR MSCI MTA PrimeX.ARM S&P

Philippine Peso Polish Zloty Russian Ruble Swedish Krona Singapore Dollar Thai Baht Turkish Lira United States Dollar South African Rand

Credit Derivatives North American High Yield Credit Derivatives North American Investment Grade Consumer Price Index

Europe, Australasia and Far East Markit iTraxx - Europe Morgan Stanley Capital International Monthly Treasury Average Index

Markit PrimeX Adjustable Rate Mortgage Backed Security Standard & Poor's

Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield

iBoxx Other Abbreviations: ADR CLO CMO DDCA EM ETF FHLMC FNMA GNMA LIBOR MSCI NIBOR OTC PAC PJSC REIT SOFR SPDR TBA TIIE UMBS Municipal Abbreviations: Auth Dev GO Rev

Bond Markets

American Depositary Receipt Collateralized Loan Obligation Collateralized Mortgage Obligation Dollars on Deposit in Custody Account Emerging Markets Exchange-Traded Fund Federal Home Loan Mortgage Corp. Federal National Mortgage Association Government National Mortgage Association London Interbank Offered Rate Morgan Stanley Capital International Norwegian Interbank Offered Rate Over-the-Counter Planned Amortization Class Private Joint Stock Company Real Estate Investment Trust Secured Overnight Financing Rate Standard & Poor's Depositary Receipt To Be Announced Interbank Equilibrium Interest Rate Uniform Mortgage-Backed Securities

Authority Development General Obligation Revenue

Hartford AARP Balanced Retirement Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities		$5,167,093	$—	$5,167,093	$—
Corporate Bonds		8,686,089	—	8,686,089	—
Foreign Government Obligations		11,496,303	—	11,496,303	—
Municipal Bonds		115,066	—	115,066	—
U.S. Government Agencies		12,285,876	—	12,285,876	—
U.S. Government Securities		15,788,682	—	15,788,682	—
Common Stocks
Banks		1,713,127	1,713,127	—	—
Capital Goods		3,758,740	2,334,058	1,424,682	—
Commercial & Professional Services		390,754	—	390,754	—
Consumer Durables & Apparel		745,844	745,844	—	—
Consumer Services		1,714,284	1,082,261	632,023	—
Energy		5,964,733	3,652,839	2,255,769	56,125
Food, Beverage & Tobacco		3,281,453	1,322,056	1,959,397	—
Health Care Equipment & Services		3,665,282	2,593,928	1,071,354	—
Household & Personal Products		2,719,740	1,810,972	908,768	—
Insurance		2,137,395	816,643	1,320,752	—
Materials		3,511,242	1,516,108	1,995,134	—
Pharmaceuticals, Biotechnology & Life Sciences		3,790,295	2,252,885	1,537,410	—
Real Estate		1,045,374	1,045,374	—	—
Retailing		542,409	542,409	—	—
Semiconductors & Semiconductor Equipment		45,316	45,316	—	—
Software & Services		3,397,400	2,551,289	846,111	—
Telecommunication Services		746,290	—	746,290	—
Transportation		1,278,589	1,278,589	—	—
Utilities		986,112	—	986,112	—
Convertible Bonds		212,834	—	212,834	—
Exchange-Traded Funds		9,112,430	9,112,430	—	—
Preferred Stocks		33,708	33,708	—	—
Convertible Preferred Stocks		85,569	—	—	85,569
Warrants		116	—	—	116
Affiliated Investment Companies		28,908,207	28,908,207	—	—
Short-Term Investments		19,721,069	19,421,069	300,000	—
Purchased Options		292,850	289,932	2,918	—
Bond Forward Contracts(2)		114,216	—	114,216	—
Foreign Currency Contracts(2)		145,752	—	145,752	—
Futures Contracts(2)		54,907	54,907	—	—
Swaps - Credit Default(2)		815,738	—	160,701	655,037
Swaps - Interest Rate(2)		1,054,301	—	1,054,301	—

Total		$155,525,185	$83,123,951	$71,604,387	$796,847
Liabilities
Foreign Currency Contracts(2)		$(226,506)	$—	$(226,506)	$—
Futures Contracts(2)		(257,775)	(257,775)	—	—
Swaps - Credit Default(2)		(551,215)	—	(531,036)	(20,179)
Swaps - Interest Rate(2)		(1,265,018)	—	(1,265,018)	—
Swaps - Total Return(2)		(2,712)	—	(2,712)	—
Total		$(2,303,226)	$(257,775)	$(2,025,272)	$(20,179)

(1) For the period ended January 31, 2020, investments valued at $146,982 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

Hartford Municipal Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 94.3%
	Alabama - 1.9%
	Jefferson County, AL, Board of Education
$150,001	5.00%, 02/01/2046	$179,549
	State of Alabama, Docks Department
300,000	5.00%, 10/01/2024	348,579
	State of Alabama, Troy University
335,000	5.00%, 11/01/2023	382,547
		910,675
	Arizona - 1.5%
	Maricopa County, AZ, Industrial Dev Auth
100,000	5.00%, 09/01/2042	122,391
	Maricopa County, AZ, Pollution Control Corp.
200,000	5.00%, 06/01/2035	202,688
	Salt Verde Financial Corp., AZ, Rev
200,000	5.00%, 12/01/2037	277,078
	Tempe, AZ, Industrial Dev Auth
110,000	4.00%, 10/01/2023(1)	110,953
		713,110
	California - 2.2%
	Alameda County, Oakland, CA, Unified School Dist
50,000	4.00%, 08/01/2034	58,263
	City of Los Angeles, CA, Department of Airports
100,000	5.00%, 05/15/2026	119,829
	Elk Grove, CA, Finance Auth Special Tax
45,000	5.00%, 09/01/2032	53,644
	Los Angeles County, CA, Metropolitan Transportation Auth
90,000	4.00%, 06/01/2034	103,698
	Orange County, CA, Community Facs Dist, Special Tax
100,000	5.00%, 08/15/2023	111,935
150,000	5.00%, 08/15/2033	177,442
	Romoland, CA, School Dist
100,000	5.00%, 09/01/2043	116,469
	San Bernardino City, CA, Unified School Dist, GO
100,000	0.00%, 08/01/2027(2)	88,403
	San Joaquin Hills, CA, Transportation Corridor Agency
255,000	0.00%, 01/15/2025(2)	232,144
		1,061,827
	Colorado - 1.8%
	City & County of Denver, CO, Airport System Rev
175,000	5.00%, 12/01/2036	244,769
	Denver, CO, Convention Center Hotel Auth
150,000	5.00%, 12/01/2040	172,881
	Denver, CO, Urban Renewal Auth
100,000	5.25%, 12/01/2039(1)	107,597
	E-470 Public Highway, CO, Auth Rev
45,000	2.16%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(3)	45,349
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	113,776
120,000	5.00%, 12/01/2029	151,717
	Vauxmont, CO, Metropolitan Dist
25,000	5.00%, 12/15/2030	29,025
		865,114
	Connecticut - 3.0%
	City of Bridgeport, CT, GO
200,000	5.00%, 07/15/2048	237,422
	Connecticut State Health & Educational Facs Auth
215,000	5.00%, 07/01/2020	218,511
190,000	5.00%, 07/01/2024	219,784
60,000	5.00%, 07/01/2042	72,316
	Hamden, CT, GO
250,000	5.00%, 08/15/2025	300,602

Hartford Municipal Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Hartford, CT, GO
$50,000	5.00%, 07/01/2027	$60,168
	State of Connecticut, GO
170,000	5.00%, 06/15/2026	205,176
	Waterbury, CT, GO
100,000	5.00%, 11/15/2047	120,590
		1,434,569
	District of Columbia - 1.2%
	Dist of Columbia, GO
150,000	5.00%, 06/01/2032	174,455
150,000	5.00%, 07/01/2042	161,817
	Metropolitan Washington, DC, Airports Auth System Rev
175,000	5.00%, 10/01/2026	216,165
		552,437
	Florida - 5.7%
	Broward County, FL, Airport System Rev
55,000	4.00%, 10/01/2044	62,209
	City of Atlantic Beach, FL, Health Care Facs Auth
70,000	5.00%, 11/15/2048	80,267
	Escambia County, FL, Health Facs Auth Rev
530,000	3.00%, 08/15/2050	539,397
	Jacksonville, FL, Rev
200,000	5.00%, 10/01/2030	220,138
	JEA, FL, Electric System Rev
150,000	5.00%, 10/01/2028	189,435
	JEA, FL, Water & Sewer System Rev
150,000	5.00%, 10/01/2028	190,059
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	150,092
100,000	5.00%, 10/01/2033	120,074
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	17,867
15,000	5.00%, 10/01/2031	17,777
20,000	5.00%, 10/01/2032	23,679
20,000	5.00%, 10/01/2033	23,655
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2023	72,931
	Orange County, FL, Health Facs Auth
100,000	5.00%, 08/01/2031	113,919
	Polk County, FL, Industrial Dev Auth
265,000	5.00%, 01/01/2029	306,072
	Port St. Lucie, FL, Special Assessment
200,000	4.00%, 07/01/2027	234,642
	Putnam County, FL, Dev Auth
60,000	5.00%, 03/15/2042	72,366
	Seminole County, FL, Industrial Dev Auth
200,000	3.75%, 11/15/2025	200,556
	Volusia County Educational Facs Auth
70,000	4.00%, 10/15/2035	80,951
		2,716,086
	Georgia - 3.0%
	Burke County, GA, Dev Auth Rev
165,000	2.25%, 10/01/2032(4)	169,115
70,000	2.35%, 10/01/2032(4)	70,621
125,000	3.00%, 11/01/2045(4)	129,079
	Georgia Housing & Finance Auth Rev
35,000	3.50%, 06/01/2039	36,741
	Main Street, GA, Natural Gas, Inc.
170,000	5.00%, 05/15/2032	213,272
315,000	5.50%, 09/15/2028	408,794
	Municipal Electric Auth, GA
135,000	5.00%, 01/01/2024	153,936
100,000	5.00%, 01/01/2028	120,033

Hartford Municipal Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$85,000	5.00%, 01/01/2056	$99,932
		1,401,523
	Hawaii - 0.4%
	State of Hawaii Airports System Rev
150,000	5.00%, 07/01/2031	188,354
	Illinois - 17.8%
	Champaign County, IL, Community Unit School Dist, No. 4
	Champaign, GO
65,000	0.00%, 01/01/2025(2)	60,529
	Chicago, IL, Board of Education, GO
150,000	5.00%, 12/01/2027	180,718
140,000	5.25%, 12/01/2039	157,342
100,000	5.75%, 04/01/2035	122,284
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	285,532
270,000	5.25%, 12/01/2032	373,399
	Chicago, IL, Midway International Airport Rev
100,000	5.00%, 01/01/2023	110,698
250,000	5.00%, 01/01/2041	279,390
	Chicago, IL, Transit Auth
75,000	5.00%, 06/01/2020	75,893
100,000	5.00%, 12/01/2044	114,176
160,000	5.25%, 12/01/2024	172,032
	City of Chicago, IL, GO
85,000	5.00%, 01/01/2022	90,591
250,000	5.00%, 01/01/2026	287,720
	City of Decatur, IL, GO
110,000	5.00%, 03/01/2034	128,768
150,000	5.00%, 03/01/2035	175,289
	Cook County, IL, Community High School Dist No. 212 Leyden
105,000	5.00%, 12/01/2027	121,506
170,000	5.00%, 12/01/2030	195,583
	Cook County, IL, GO
105,000	5.00%, 11/15/2028	107,899
	Illinois State Finance Auth Rev
45,000	5.00%, 09/01/2021	47,413
150,000	5.00%, 11/15/2030	176,539
150,000	5.00%, 02/15/2033	183,513
245,000	5.00%, 08/15/2035	281,182
150,000	5.00%, 10/01/2041	177,709
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	397,626
100,000	5.00%, 01/01/2031	128,502
	Kane Cook & DuPage Counties, IL, GO
150,000	5.00%, 01/01/2035	168,884
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO
100,000	5.00%, 01/01/2023	110,910
	Metropolitan Pier & Exposition Auth, IL
125,000	0.00%, 06/15/2020(2)	124,394
105,000	4.85%, 12/15/2042(5)	84,893
200,000	5.00%, 12/15/2045	240,694
	Railsplitter, IL, Tobacco Settlement Auth
200,000	5.00%, 06/01/2023	224,734
70,000	5.00%, 06/01/2027	85,497
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	92,859
125,000	6.25%, 07/01/2022	140,225
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2029	187,002
1,000,000	5.00%, 01/01/2036	1,260,220
	State of Illinois, GO
225,000	5.00%, 11/01/2021	238,243
50,000	5.00%, 02/01/2027	59,818
400,000	5.00%, 11/01/2027	480,768
250,000	5.00%, 05/01/2029	278,955

Hartford Municipal Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$105,000	5.00%, 11/01/2029	$124,934
	University of Illinois, IL, Auxiliary Facs Rev
90,000	5.00%, 04/01/2024	100,585
		8,435,448
	Indiana - 0.5%
	City of Evansville, IN
84,402	3.00%, 06/01/2034	89,455
	Indiana Municipal Power Agency
115,000	5.00%, 01/01/2033	143,939
		233,394
	Iowa - 0.1%
	State of Iowa, Finance Auth
45,000	2.88%, 05/15/2049	45,464
	Kentucky - 0.8%
	Kentucky Bond Dev Corp.
225,000	5.00%, 09/01/2035	282,485
	Kentucky Economic Dev Finance Auth
90,000	5.00%, 12/01/2047	98,219
		380,704
	Louisiana - 1.6%
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	112,680
100,000	6.00%, 11/15/2030	114,551
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	115,593
100,000	5.00%, 05/15/2047	115,313
40,000	6.38%, 05/15/2031	42,760
	New Orleans, LA, Aviation Board
200,000	5.00%, 01/01/2038	237,154
		738,051
	Maine - 0.5%
	Maine State Housing Auth
250,000	2.80%, 11/15/2022	259,355
	Maryland - 0.1%
	Maryland Health & Higher Educational Facs Auth
50,000	2.88%, 07/01/2023	52,626
	Massachusetts - 3.5%
	Massachusetts Dev Finance Agency
100,000	5.00%, 07/01/2034	117,737
145,000	5.00%, 07/01/2037	180,590
150,000	5.00%, 07/01/2044	180,301
100,000	5.00%, 10/01/2047(1)	110,183
150,000	5.00%, 07/01/2048	180,606
	Massachusetts Housing Finance Agency
330,000	3.15%, 06/01/2023	347,652
300,000	3.30%, 06/01/2024	321,786
	Massachusetts State, Port Auth
200,000	4.00%, 07/01/2046	218,062
		1,656,917
	Michigan - 4.4%
	City of Detroit, MI, GO
85,000	5.00%, 04/01/2022	89,842
	Ecorse, MI, Public School Dist
450,000	5.00%, 05/01/2027	565,042
	Great Lakes, MI, Water Auth Water Supply System Rev
150,000	5.00%, 07/01/2046	177,360
	Lansing School Dist
250,000	5.00%, 05/01/2037	317,322
	Michigan Finance Auth
165,000	5.00%, 11/01/2034	208,377
100,000	5.00%, 07/01/2035	116,878
100,000	5.00%, 05/15/2038	115,712

Hartford Municipal Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	New Haven Community Schools
$300,000	5.00%, 05/01/2032	$379,011
	State of Michigan Rev
50,000	5.00%, 03/15/2027	63,388
	Wayne County, MI, Airport Auth Rev
35,000	5.00%, 12/01/2030	42,329
		2,075,261
	Minnesota - 1.5%
	Duluth, MN, Independent School Dist No. 709
20,000	4.00%, 02/01/2027	22,660
250,000	5.00%, 02/01/2024	286,427
	Freddie Mac Multifamily, ML, Certificates
79,822	2.54%, 06/25/2037	84,344
	Minneapolis-St. Paul, MN, Metropolitan Airports Commission
100,000	5.00%, 01/01/2031	121,565
	St. Francis, MN, Independent School Dist No. 15
200,000	4.00%, 02/01/2029	215,734
		730,730
	Missouri - 2.2%
	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist
250,000	4.00%, 10/01/2036	297,220
	City of St. Louis, MO, Airport Rev
165,000	5.00%, 07/01/2031	209,515
150,000	5.00%, 07/01/2042	181,940
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.25%, 05/15/2032	115,746
	St. Louis County, MO, Industrial Dev Auth
200,000	5.00%, 09/01/2023	219,944
		1,024,365
	Montana - 0.7%
	Montana Board of Housing
120,000	4.25%, 12/01/2045	133,153
	Montana Facs Finance Auth
150,000	5.00%, 02/15/2033	179,220
		312,373
	Nebraska - 0.7%
	Central Plains, NE, Energy Project
300,000	5.00%, 09/01/2025	355,665
	Nevada - 1.6%
	City of North Las Vegas, NV
100,000	3.50%, 06/01/2023	103,266
	City of Reno, NV
150,000	5.00%, 06/01/2033	187,307
	City of Sparks, NV
45,000	2.50%, 06/15/2024(1)	45,786
	Clark County, NV, School Dist, GO
225,000	5.00%, 06/15/2028	279,135
100,000	5.00%, 06/15/2029	125,712
		741,206
	New Hampshire - 0.2%
	New Hampshire Health and Education Facs Auth Act Rev
70,000	5.00%, 08/01/2059	107,458
	New Jersey - 1.7%
	City of Atlantic City, NJ, GO
50,000	5.00%, 03/01/2020	50,136
	New Jersey Economic Dev Auth
75,000	5.00%, 06/15/2023	83,986
	New Jersey Health Care Facs Financing Auth Rev
50,000	5.25%, 07/01/2026	53,015
	New Jersey Transportation Trust Fund Auth
65,000	5.00%, 12/15/2023	73,911
70,000	5.00%, 12/15/2024	81,711

Hartford Municipal Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$350,000	5.50%, 12/15/2020	$363,384
	Tobacco Settlement Financing Corp., NJ
90,000	5.00%, 06/01/2029	111,818
		817,961
	New Mexico - 0.5%
	City of Santa, Fe, NM
205,000	5.00%, 05/15/2039	230,998
	New York - 6.5%
	Metropolitan Transportation Auth, NY, Rev
500,000	5.00%, 11/15/2034(4)	576,845
100,000	5.25%, 11/15/2036	125,487
70,000	5.25%, 11/15/2040	72,469
	New York State Dormitory Auth Rev
450,000	4.00%, 02/15/2037	535,509
150,000	5.00%, 03/15/2031	180,940
155,000	5.00%, 03/15/2037	191,078
	New York State Liberty Dev Corp. Rev
100,000	5.25%, 10/01/2035	140,898
	New York Transportation Dev Corp. Rev
100,000	5.00%, 07/01/2046	113,514
	State of New York Mortgage Agency
300,000	3.25%, 10/01/2024	322,872
300,000	3.25%, 04/01/2025	317,409
210,000	3.50%, 10/01/2032	228,406
	Syracuse, NY, Industrial Dev Agency
110,000	5.00%, 01/01/2031	123,408
50,000	5.00%, 01/01/2033	55,577
	TSASC, Inc., NY
100,000	5.00%, 06/01/2023	111,821
		3,096,233
	North Carolina - 1.0%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway
	Ridge
250,000	5.00%, 01/01/2031	296,445
30,000	5.00%, 01/01/2039	34,841
120,000	5.00%, 01/01/2044	140,873
		472,159
	Ohio - 2.9%
	American Municipal Power, Inc., OH
200,000	4.00%, 02/15/2036	221,272
	Buckeye, OH, Tobacco Settlement Finance Auth
250,000	5.88%, 06/01/2047	251,072
250,000	6.00%, 06/01/2042	251,440
150,000	6.50%, 06/01/2047	152,640
	Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	64,691
55,000	5.00%, 01/01/2023	61,403
	Cleveland, OH, Department of Public Utilities
150,000	5.00%, 11/15/2030	188,453
	State of Ohio, GO
140,000	5.00%, 06/15/2036	181,461
		1,372,432
	Oklahoma - 0.9%
	Oklahoma Dev Finance Auth
340,000	1.63%, 07/06/2023	340,639
35,000	5.25%, 08/15/2048	42,121
35,000	5.50%, 08/15/2057	42,497
		425,257
	Oregon - 0.6%
	Benton & Linn Counties, OR, Consolidated School Dist No. 509J &
	509A Corvallis
55,000	5.00%, 06/15/2038(5)	67,787

Hartford Municipal Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Marion County, OR, School Dist No. 15 North Marion
$40,000	0.00%, 06/15/2037(2)	$22,714
	Multnomah & Clackamas Counties, OR, School Dist No. 10JT
	Gresham-Barlow
35,000	0.00%, 06/15/2038(2)	20,734
	Salem Hospital Facs Auth, OR
55,000	5.00%, 05/15/2025	64,793
	State of Oregon Housing & Community Services Department
115,000	4.50%, 01/01/2049	126,882
		302,910
	Pennsylvania - 5.1%
	City of Philadelphia, PA, GO
300,000	5.00%, 02/01/2039	375,513
	Commonwealth Finance Auth, PA
150,000	5.00%, 06/01/2027	187,020
	Delaware River, PA, Joint Toll Bridge Commission
100,000	5.00%, 07/01/2047	120,999
	Erie, PA, City School Dist, GO
195,000	5.00%, 04/01/2029	250,834
	Harrisburg, PA, School Dist, GO
90,000	5.00%, 11/15/2026	112,000
	Lancaster County, PA, Hospital Auth
100,000	5.13%, 07/01/2037	111,003
	Montgomery County, PA, Industrial Dev Auth Rev
100,000	5.00%, 12/01/2025	116,894
	Pennsylvania Housing Finance Agency
215,000	4.75%, 04/01/2033	237,343
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	109,392
145,000	5.00%, 12/01/2037	161,588
	Philadelphia, PA, School Dist, GO
250,000	4.00%, 09/01/2036	286,525
	Pittsburgh, PA, Water & Sewer Auth
50,000	5.00%, 09/01/2033	64,528
	Redev. Auth of the City of Philadelphia, PA
160,000	5.00%, 04/15/2025	185,029
	Wilkes-Barre Area, PA, School Dist
75,000	5.00%, 04/15/2059	90,285
		2,408,953
	Puerto Rico - 0.5%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
300,000	0.00%, 07/01/2051(2)	63,426
175,000	5.00%, 07/01/2058	196,770
		260,196
	Rhode Island - 0.6%
	Rhode Island Health & Educational Building Corp.
80,000	5.00%, 05/15/2028	98,738
	Rhode Island Housing & Mortgage Finance Corp.
65,000	4.00%, 10/01/2032	66,862
	Rhode Island Student Loan Auth
130,000	3.00%, 12/01/2024	136,889
		302,489
	South Carolina - 0.9%
	South Carolina Jobs-Economic Dev Auth
150,000	5.00%, 05/01/2028	190,968
	South Carolina State Public Service Auth
50,000	5.00%, 12/01/2031	57,950
50,000	5.00%, 12/01/2034	57,695
100,000	5.00%, 12/01/2050	113,986
		420,599

Hartford Municipal Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	South Dakota - 0.7%
	South Dakota Housing Dev Auth
$300,000	4.00%, 11/01/2049	$334,566
	Tennessee - 2.0%
	Chattanooga, TN, Health Educational & Housing Facs Board Rev
300,000	5.00%, 08/01/2039	370,062
	Shelby County, TN, Health Educational & Housing Facs Board Rev
150,000	5.00%, 09/01/2025(1)	153,582
	Tennessee Energy Acquisition Corp.
200,000	5.25%, 09/01/2026	243,528
	Tennessee Housing Dev Agency
165,000	3.50%, 01/01/2047	175,162
		942,334
	Texas - 9.9%
	Arlington, TX, Higher Education Finance Corp. Rev
150,000	4.00%, 08/15/2030	173,102
250,000	5.00%, 02/15/2027	312,095
	Austin, TX, Airport System Rev
200,000	5.00%, 11/15/2031	232,402
	Austin, TX, Independent School Dist
100,000	4.00%, 08/01/2033	118,753
	Central Texas Turnpike System Rev
250,000	5.00%, 08/15/2042	285,497
	City of San Antonio, TX, Electric & Gas Systems Rev
165,000	1.75%, 02/01/2049(4)	170,371
210,000	5.00%, 07/01/2026	256,053
	Conroe, TX, Independent School Dist, GO
250,000	3.00%, 02/15/2036	271,852
	El Paso, TX, Independent School Dist, GO
150,000	5.00%, 08/15/2027	186,277
	Harris County, TX, Toll Road Auth
110,000	5.00%, 08/15/2031	139,263
	Keller, TX, Independent School Dist, GO
290,000	4.00%, 02/15/2037	342,180
	Kerrville, TX, Health Facs Dev Corp.
75,000	5.00%, 08/15/2023	84,448
	Lower Colorado River, TX, Auth Rev
150,000	5.00%, 05/15/2040	175,550
	New Hope, TX, Cultural Education Facs Finance Corp.
100,000	5.00%, 11/01/2031	110,047
	North Texas Tollway Auth Rev
130,000	5.00%, 01/01/2031	167,677
	Northside, TX, Independent School Dist, GO
250,000	4.00%, 08/15/2034	297,282
	SA Energy Acquisition Public Facs Corp., TX
245,000	5.50%, 08/01/2022	270,399
	State of Texas
500,000	4.00%, 08/27/2020	508,625
	Texas Municipal Gas Acquisition & Supply Corp. Rev
250,000	5.25%, 12/15/2025	303,360
	Texas Transportation Commission
60,000	0.00%, 08/01/2038(2)	29,834
	Wylie, TX, Independent School Dist
200,000	4.00%, 08/15/2036	237,600
		4,672,667
	Utah - 0.4%
	Salt Lake County, UT
175,000	5.13%, 02/15/2033	208,565
	Virginia - 0.2%
	Wise County, VA, Industrial Dev Auth Rev
90,000	1.88%, 11/01/2040(4)	90,228
	Washington - 1.4%
	Port of Seattle, WA
140,000	5.00%, 05/01/2028	177,244

Hartford Municipal Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Washington State Health Care Facs Auth Rev
$115,000	5.00%, 01/01/2026			$137,141
145,000	5.38%, 01/01/2040			161,202
	Washington State Housing Finance Commission
150,000	5.00%, 01/01/2039(1)			167,708
				643,295
	Wisconsin - 1.6%
	Public Finance Auth, WI
100,000	5.00%, 10/01/2043(1)			111,585
95,000	5.00%, 10/01/2044			116,016
150,000	5.00%, 07/01/2048			177,710
100,000	5.00%, 10/01/2048(1)			111,308
	Wisconsin Health & Educational Facs Auth
155,000	5.00%, 11/01/2024			170,760
45,000	5.00%, 11/01/2025			50,266
				737,645
	Total Municipal Bonds
	(cost $42,258,681)			$44,732,199
Short-Term Investments - 5.6%
	Other Investment Pools & Funds - 5.6%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
2,653,609	Institutional Class, 1.49%(6)			2,653,609
	Total Short-Term Investments
	(cost $2,653,609)			$2,653,609
	Total Investments
	(cost $44,912,290)	99.9	% $	47,385,808
	Other Assets and Liabilities	0.1%		40,915

	Total Net Assets	100.0	% $	47,426,723

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $918,702, representing 1.9% of net assets.
(2)	Security is a zero-coupon bond.
(3)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
Auth	Authority

Hartford Municipal Income Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

Dev Dist Facs GO Redev Rev	Development District Facilities General Obligation Redevelpoment Revenue

Hartford Municipal Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1		Level 2	Level 3(1)
Assets
Municipal Bonds		$44,732,199		$—		$44,732,199	$—
Short-Term Investments		2,653,609		2,653,609		—	—
Total		$47,385,808		$2,653,609		$44,732,199	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford Municipal Opportunities Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.5%
	Alabama - 2.8%
	Alabama Federal Aid Highway Finance Auth
$1,615,000	5.00%, 09/01/2026	$1,785,770
1,250,000	5.00%, 09/01/2034	1,564,300
	Birmingham, AL, Water Works Board Water Rev
1,415,000	5.00%, 01/01/2029	1,756,114
	Jefferson County, AL, Board of Education
3,000,000	5.00%, 02/01/2042	3,616,770
	Jefferson County, AL, GO
2,660,000	5.00%, 04/01/2024	3,076,184
	Lower Alabama Gas Dist
9,855,000	4.00%, 12/01/2050(1)	11,202,375
4,000,000	5.00%, 09/01/2031	5,178,560
	State of Alabama, Docks Department
230,000	5.00%, 10/01/2024	267,244
1,000,000	5.00%, 10/01/2032	1,212,880
	State of Alabama, Troy University
1,000,000	5.00%, 11/01/2025	1,206,580
1,250,000	5.00%, 11/01/2026	1,539,650
1,620,000	5.00%, 11/01/2027	2,035,109
		34,441,536
	Alaska - 0.3%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,384,080
1,000,000	5.00%, 09/01/2026	1,188,680
		3,572,760
	Arizona - 0.8%
	City of Phoenix, AZ, Civic Improvement Corp.
2,000,000	4.00%, 07/01/2038	2,303,320
	Maricopa County, AZ, Pollution Control Corp.
4,925,000	5.00%, 06/01/2035	4,991,192
	Salt Verde Financial Corp., AZ, Rev
855,000	5.25%, 12/01/2020	882,676
	Sundance, AZ, Community Facs Dist
90,000	7.13%, 07/01/2027(2)	90,092
	Tempe, AZ, Industrial Dev Auth
2,200,000	4.00%, 10/01/2023(2)	2,219,052
		10,486,332
	California - 4.6%
	Alameda County, Oakland, CA, Unified School Dist
475,000	4.00%, 08/01/2034	553,498
1,000,000	4.00%, 08/01/2036	1,154,390
	California County, CA, Tobacco Securitization Agency
1,050,000	5.00%, 06/01/2022	1,124,403
	California Health Facs Finance Auth Rev
1,000,000	5.00%, 02/01/2029	1,270,250
	California State Communities Dev Auth Rev
535,000	5.00%, 10/01/2022	577,843
1,000,000	5.63%, 10/01/2032	1,122,420
	California State Public Works Board, Correctional Facs Improvement
1,000,000	6.00%, 03/01/2035	1,003,990
	California State Public Works Board, Lease Rev
2,000,000	5.25%, 10/01/2023	2,147,400
	California State, GO
3,750,000	5.00%, 04/01/2036	4,889,025
	California State, GO Taxable
3,000,000	5.00%, 08/01/2029	3,757,080
	Elk Grove, CA, Finance Auth Special Tax
315,000	5.00%, 09/01/2031	376,422
910,000	5.00%, 09/01/2032	1,084,793
	Fresno, CA, Unified School Dist
2,600,000	0.00%, 08/01/2031(3)	1,907,984

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Hemet, CA, Unified School Dist Financing Auth
$1,440,000	5.00%, 09/01/2030	$1,657,440
1,535,000	5.00%, 09/01/2031	1,762,042
	Inglewood, CA, Redevelopment Agency
1,000,000	5.00%, 05/01/2028	1,259,710
1,000,000	5.00%, 05/01/2029	1,253,410
	Long Beach, CA, Finance Auth Natural Gas
5,225,000	2.73%, 11/15/2027, 3 mo. USD LIBOR + 1.450%(4)	5,348,676
	Oakland, CA, Airport Rev
500,000	5.00%, 05/01/2023	543,180
2,000,000	5.00%, 05/01/2026	2,095,400
	Orange County, CA, Community Facs Dist Special Tax
980,000	5.00%, 08/15/2034	1,131,674
1,000,000	5.00%, 08/15/2036	1,175,420
2,500,000	5.00%, 08/15/2041	2,912,750
	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation
1,000,000	5.00%, 09/01/2029	1,171,240
	Romoland, CA, School Dist
2,000,000	5.00%, 09/01/2048	2,319,060
	San Diego, CA, Redevelopment Agency, Centre City Sub Package
60,000	5.25%, 09/01/2026	60,209
	San Diego, CA, United School Dist
805,000	4.00%, 07/01/2034	922,071
865,000	4.00%, 07/01/2035	989,102
	San Joaquin Hills, CA, Transportation Corridor Agency
1,165,000	5.00%, 01/15/2029	1,368,595
	San Mateo, CA, Joint Powers Finance Auth
1,250,000	5.00%, 06/15/2029	1,470,762
1,250,000	5.00%, 06/15/2030	1,466,650
	Santa Margarita, CA, Water Dist Special Tax
475,000	4.25%, 09/01/2021	493,297
485,000	5.00%, 09/01/2022	522,971
475,000	5.00%, 09/01/2023	525,212
480,000	5.00%, 09/01/2024	531,418
480,000	5.00%, 09/01/2025	530,026
2,065,000	5.00%, 09/01/2028	2,363,991
	Stockton, CA, Redevelopment Agency
1,500,000	5.00%, 09/01/2029	1,846,035
		56,689,839
	Colorado - 2.2%
	Arapahoe County, CO, School Dist No. 6 Littleton
1,230,000	5.50%, 12/01/2032	1,646,515
1,655,000	5.50%, 12/01/2034	2,205,585
	City & County of Denver, CO, Airport System Rev
1,000,000	5.00%, 12/01/2034	1,369,780
1,575,000	5.00%, 12/01/2036	2,202,921
	Colorado Health Facs Auth Rev
1,330,000	2.46%, 10/01/2039, 1 mo. USD LIBOR + 1.250%(4)	1,332,487
6,665,000	5.00%, 08/01/2044	8,158,227
	Denver City & County, CO School Dist No. 1
1,000,000	5.50%, 12/01/2029	1,319,890
	Denver, CO, Urban Renewal Auth
1,440,000	5.25%, 12/01/2039(2)	1,549,397
	E-470 Public Highway, CO, Auth Rev
1,930,000	2.16%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(4)	1,944,977
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,376,240
1,195,000	5.00%, 12/01/2033	1,490,727
	Vauxmont Metropolitan Dist
230,000	5.00%, 12/15/2023	259,100
125,000	5.00%, 12/15/2025	147,480
50,000	5.00%, 12/15/2026	58,791
160,000	5.00%, 12/15/2032	185,102

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Vauxmont, CO, Metropolitan Dist
$225,000	5.00%, 12/15/2030	$261,218
		26,508,437
	Connecticut - 3.7%
	City of Bridgeport, CT, GO
6,500,000	5.00%, 08/15/2025	7,794,531
	Connecticut Housing Finance Auth
390,000	4.00%, 11/15/2044	405,690
1,115,000	4.00%, 11/15/2045	1,177,540
1,600,000	4.00%, 05/15/2047	1,736,480
	Connecticut State Health & Educational Facs Auth
5,265,000	5.00%, 07/01/2020	5,350,977
440,000	5.00%, 07/01/2027	542,903
430,000	5.00%, 07/01/2028	538,515
475,000	5.00%, 07/01/2029	602,158
720,000	5.00%, 07/01/2030	903,996
400,000	5.00%, 07/01/2031	496,604
	Hamden, CT, GO
2,065,000	5.00%, 08/15/2025	2,482,977
	Hartford, CT, GO
950,000	5.00%, 07/01/2027	1,143,182
	New Britain, CT, GO
1,500,000	5.00%, 03/01/2031	1,827,630
	New Haven, CT, GO
2,600,000	5.00%, 08/01/2024	3,027,440
	State of Connecticut, GO
470,000	5.00%, 04/15/2022	511,407
250,000	5.00%, 03/15/2024	290,348
1,450,000	5.00%, 03/15/2025	1,739,304
750,000	5.00%, 05/15/2025	904,275
2,425,000	5.00%, 06/15/2026	3,005,521
2,500,000	5.00%, 04/15/2029	3,111,025
4,545,000	5.00%, 01/15/2030	5,988,492
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	505,229
1,000,000	5.00%, 11/15/2032	1,244,110
		45,330,334
	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	805,582
270,000	5.00%, 07/01/2037	293,355
		1,098,937
	Florida - 6.1%
	Broward County, FL, Airport System Rev
1,330,000	0.00%, 10/01/2031(3)	987,911
1,000,000	0.00%, 10/01/2032(3)	715,320
2,175,000	4.00%, 10/01/2044	2,460,077
265,000	5.00%, 10/01/2020	271,864
285,000	5.00%, 10/01/2021	303,505
	Capital Trust Agency, FL, MF Rev
1,991,356	2.77%, 09/01/2027	2,041,737
	City of Atlantic Beach, FL, Health Care Facs Auth
1,430,000	5.00%, 11/15/2048	1,639,738
	Escambia County, FL, Health Facs Auth Rev
1,835,000	3.00%, 08/15/2050	1,867,535
6,985,000	4.00%, 08/15/2050	7,766,552
	Gainesville, FL, Utilities System Rev
3,380,000	5.00%, 10/01/2047	4,241,292
	Greater Orlando, FL, Aviation Auth
2,040,000	5.00%, 10/01/2024	2,169,030
5,000,000	5.00%, 10/01/2033	6,411,950
5,000,000	5.00%, 10/01/2034	6,396,450
	Magnolia Creek, FL, Community Dev Dist Capital Improvement
500,000	5.90%, 05/01/2039*	90,000

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Manatee County, FL, School Dist
$1,000,000	5.00%, 10/01/2030	$1,244,910
	Miami Beach, FL, Health Facs Auth
190,000	5.00%, 11/15/2020	195,634
	Miami Beach, FL, Redevelopment Agency
1,000,000	5.00%, 02/01/2026	1,150,340
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,101,840
2,500,000	5.00%, 10/01/2026	2,755,400
530,000	5.00%, 10/01/2027	618,171
200,000	5.00%, 10/01/2035	204,978
	Miami-Dade County, FL, GO
3,000,000	5.00%, 07/01/2032	3,588,510
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,378,555
1,280,000	5.00%, 08/01/2025	1,480,026
1,350,000	5.00%, 08/01/2026	1,557,873
	Palm Beach County, FL, Health Facs Auth
1,000,000	6.75%, 06/01/2024	1,128,900
1,000,000	6.80%, 06/01/2025	1,129,300
	Polk County, FL, Industrial Dev Auth
1,750,000	5.00%, 01/01/2039	1,976,380
2,340,000	5.00%, 01/01/2049	2,618,460
2,330,000	5.00%, 01/01/2055	2,600,420
	Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,498,870
3,000,000	4.00%, 07/01/2029	3,482,070
	Putnam County, FL, Dev Auth
1,150,000	5.00%, 03/15/2042	1,387,026
	Seminole County, FL, Industrial Dev Auth
3,330,000	3.75%, 11/15/2025	3,339,257
	Volusia County Educational Facs Auth
60,000	4.00%, 10/15/2035	69,386
55,000	4.00%, 10/15/2036	63,310
750,000	4.00%, 10/15/2037	860,542
750,000	4.00%, 10/15/2038	857,025
		75,650,144
	Georgia - 2.9%
	Burke County, GA, Dev Auth Rev
1,740,000	2.05%, 10/01/2032(1)	1,760,149
2,665,000	2.25%, 10/01/2032(1)	2,731,465
2,860,000	2.35%, 10/01/2032(1)	2,885,368
4,450,000	3.00%, 11/01/2045(1)	4,595,204
	Main Street Natural Gas, Inc., GA
2,150,000	4.00%, 08/01/2049(1)	2,423,287
4,165,000	5.00%, 05/15/2032	5,225,159
	Monroe County, GA, Dev Auth Rev
3,375,000	2.40%, 01/01/2039(1)	3,380,906
	Municipal Electric Auth, GA
1,170,000	5.00%, 01/01/2022	1,254,767
1,000,000	5.00%, 11/01/2022	1,103,260
1,075,000	5.00%, 01/01/2024	1,192,164
6,420,000	5.00%, 01/01/2028	7,722,142
1,700,000	5.00%, 01/01/2056	1,998,639
		36,272,510
	Hawaii - 0.2%
	State of Hawaii Airports System Rev
2,000,000	5.00%, 08/01/2022	2,189,620
	Illinois - 14.9%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign,
	GO
530,000	0.00%, 01/01/2025(3)	493,547
765,000	0.00%, 01/01/2027(3)	680,024
	Chicago, IL, Board of Education Rev

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1,000,000	5.00%, 04/01/2046	1,158,280
$715,000	6.00%, 04/01/2046	$867,452
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(3)	2,195,750
600,000	5.00%, 12/01/2023	667,806
1,000,000	5.00%, 12/01/2024	1,153,880
3,500,000	5.00%, 12/01/2034	4,137,770
1,510,000	5.00%, 12/01/2042	1,634,213
500,000	5.25%, 12/01/2020	515,975
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
3,500,000	5.00%, 12/01/2027	4,342,800
2,530,000	5.00%, 12/01/2031	2,699,889
1,700,000	5.25%, 12/01/2032	2,351,032
	Chicago, IL, Midway International Airport Rev
500,000	5.00%, 01/01/2021	517,665
1,420,000	5.00%, 01/01/2031	1,677,915
1,000,000	5.00%, 01/01/2036	1,187,370
	Chicago, IL, Transit Auth
3,000,000	5.00%, 06/01/2020	3,035,700
415,000	5.00%, 06/01/2025	491,339
800,000	5.25%, 12/01/2027	858,888
5,000,000	5.25%, 12/01/2028	5,367,150
	City of Chicago, IL, GO
325,000	0.00%, 01/01/2026(3)	284,898
1,280,000	5.00%, 01/01/2021	1,325,273
215,000	5.00%, 01/01/2022	229,143
65,000	5.00%, 01/01/2023	71,080
1,000,000	5.00%, 12/01/2023	1,029,660
2,000,000	5.00%, 01/01/2024	2,241,420
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,148,740
2,500,000	5.00%, 01/01/2029	2,869,700
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	148,731
1,000,000	5.00%, 11/01/2027	1,204,120
1,020,000	5.00%, 11/01/2028	1,175,397
1,205,000	5.00%, 11/01/2029	1,317,246
	Cook County, IL, Community Consolidated School Dist No. 15, GO
3,465,000	5.00%, 12/01/2024	4,075,602
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026	2,064,467
310,000	5.00%, 12/01/2027	358,732
1,000,000	5.00%, 12/01/2034	1,145,390
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,214,480
4,300,000	5.00%, 11/15/2027	5,193,540
	Illinois Finance Auth
320,000	5.00%, 09/01/2020	326,310
240,000	5.00%, 09/01/2022	260,623
	Illinois State Finance Auth Rev
1,000,000	5.00%, 10/01/2023	1,138,080
1,000,000	5.00%, 11/15/2023	1,144,970
5,000,000	5.00%, 02/15/2027	6,295,450
700,000	5.00%, 10/01/2028	856,590
1,000,000	5.00%, 11/15/2028	1,193,180
2,650,000	5.00%, 11/15/2031	3,112,690
2,500,000	5.00%, 11/15/2033	2,918,425
2,135,000	5.00%, 11/15/2034	2,497,480
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,112,450
2,500,000	5.00%, 01/01/2031	3,145,350
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,760,994
1,700,000	5.00%, 01/01/2034	1,916,189
1,700,000	5.00%, 01/01/2035	1,914,013
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1,875,000	5.00%, 01/01/2027	2,191,012
$2,000,000	5.00%, 01/01/2029	$2,458,320
	Kendall Kane & Will Counties, IL, Unified School Dist, GO
1,665,000	5.00%, 02/01/2034	1,946,735
	Metropolitan Pier & Exposition Auth, IL
1,120,000	0.00%, 06/15/2020(3)	1,114,568
4,000,000	0.00%, 12/15/2024(3)	3,666,640
2,000,000	0.00%, 06/15/2027(3)	1,723,420
3,895,000	0.00%, 12/15/2042(5)	3,149,107
1,650,000	5.00%, 12/15/2020	1,696,613
1,000,000	5.00%, 12/15/2035	1,150,670
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.00%, 06/01/2026	1,227,930
1,940,000	5.00%, 06/01/2027	2,369,477
1,000,000	5.50%, 06/01/2023	1,060,710
	Regional Transportation, IL, Auth Rev
600,000	5.00%, 06/01/2035	709,752
8,775,000	6.00%, 07/01/2024	10,152,236
3,525,000	6.00%, 07/01/2031	4,836,547
	Sales Tax Securitization Corp., IL
2,560,000	5.00%, 01/01/2029	3,253,580
1,000,000	5.00%, 01/01/2030	1,240,340
	Sales Tax Securitization Corp., IL Rev
4,545,000	5.00%, 01/01/2030	5,886,320
	State of Illinois, GO
7,100,000	5.00%, 11/01/2021	7,517,906
3,500,000	5.00%, 11/01/2024	3,981,635
1,500,000	5.00%, 08/01/2025	1,616,250
3,500,000	5.00%, 11/01/2025	4,067,000
1,985,000	5.00%, 02/01/2026	2,219,409
2,000,000	5.00%, 10/01/2026	2,379,080
1,200,000	5.00%, 02/01/2027	1,435,632
6,515,000	5.00%, 11/01/2027	7,830,509
3,120,000	5.00%, 11/01/2029	3,712,332
950,000	5.00%, 05/01/2033	1,051,451
	State of Illinois, Sales Tax Rev
1,185,000	5.00%, 06/15/2024	1,305,538
795,000	6.50%, 06/15/2022	824,701
		183,500,278
	Indiana - 1.1%
	City of Evansville, IN
2,015,725	3.00%, 06/01/2034	2,136,406
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,325,930
870,000	5.00%, 01/01/2033	1,088,927
180,000	5.00%, 01/01/2034	225,169
	Indiana State Finance Auth Hospital Rev
1,000,000	5.00%, 12/01/2029	1,175,350
	Indiana State Finance Auth Rev
1,625,000	5.00%, 03/01/2023	1,767,447
	Indianapolis, IN, Local Public Improvement Bond Bank
1,000,000	5.00%, 01/01/2029	1,137,000
1,000,000	5.00%, 01/01/2031	1,199,520
	Richmond, IN, Hospital Auth Rev
775,000	5.00%, 01/01/2035	877,757
	Whiting, IN, Environmental Facs Rev
2,000,000	5.00%, 03/01/2046(1)	2,215,920
		13,149,426
	Iowa - 0.2%
	Iowa Student Loan Liquidity Corp.
180,000	5.00%, 12/01/2022	198,875
650,000	5.00%, 12/01/2024	752,310

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	State of Iowa, Finance Auth
990,000	2.88%, 05/15/2049	1,000,207
		1,951,392
	Kansas - 0.2%
	Wyandotte County-Kansas City, KS
$1,000,000	5.00%, 09/01/2025	$1,170,790
1,390,000	5.00%, 09/01/2028	1,666,777
		2,837,567
	Kentucky - 1.3%
	Kentucky Bond Dev Corp.
1,000,000	5.00%, 09/01/2032	1,262,670
1,100,000	5.00%, 09/01/2033	1,388,607
1,200,000	5.00%, 09/01/2034	1,513,752
1,025,000	5.00%, 09/01/2035	1,286,877
	Kentucky Economic Dev Finance Auth
2,910,000	5.00%, 12/01/2047	3,175,741
	Kentucky Public Energy Auth
4,000,000	4.00%, 01/01/2049(1)	4,465,920
	Louisville & Jefferson County, KY, Metropolitan Gov't Rev Catholic
	Health Initiatives
2,600,000	5.00%, 12/01/2023	2,832,726
		15,926,293
	Louisiana - 1.5%
	Louisiana State Local Gov't Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	1,098,630
1,155,000	6.00%, 11/15/2030	1,323,064
1,750,000	6.00%, 11/15/2035	1,976,082
	Louisiana State, GO
4,000,000	5.00%, 12/01/2031	4,697,080
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	901,103
500,000	5.00%, 01/01/2027	612,895
1,250,000	5.00%, 01/01/2034	1,438,538
710,000	5.00%, 01/01/2035	848,322
	Shreveport, LA, Water & Sewer Rev
2,000,000	5.00%, 12/01/2027	2,407,440
1,000,000	5.00%, 12/01/2035	1,231,390
1,400,000	5.00%, 12/01/2036	1,722,056
		18,256,600
	Maine - 0.2%
	Finance Auth of Maine
225,000	5.00%, 12/01/2021	240,014
1,000,000	5.00%, 12/01/2023	1,133,360
	Maine State Housing Auth
750,000	2.80%, 11/15/2022	778,065
		2,151,439
	Maryland - 0.6%
	Howard County, MD, Special Obligation
500,000	4.00%, 02/15/2028(2)	538,955
	Maryland Economic Dev Corp.
480,000	4.00%, 06/01/2020	484,623
	Maryland Health & Higher Educational Facs Auth
1,620,000	2.88%, 07/01/2023	1,705,066
	Rockville, MD, Mayor
2,000,000	3.00%, 11/01/2025	2,004,300
	State of Maryland, GO
1,840,000	5.00%, 03/15/2028	2,336,616
		7,069,560
	Massachusetts - 1.5%
	Massachusetts Housing Finance Agency
400,000	2.90%, 06/01/2022	411,728
500,000	3.10%, 06/01/2023	525,935

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

900,000	3.15%, 06/01/2023	948,141
400,000	3.25%, 06/01/2024	425,624
	Massachusetts School Building Auth
200,000	5.00%, 11/15/2030	250,504
	Massachusetts State Dev Finance Agency
$1,000,000	4.00%, 10/01/2024(2)	$1,082,950
1,000,000	4.00%, 10/01/2025(2)	1,093,660
635,000	4.00%, 10/01/2026(2)	692,544
165,000	4.00%, 07/15/2036	191,720
1,720,000	5.00%, 07/01/2028	2,068,076
1,850,000	5.00%, 07/01/2029	2,271,132
3,350,000	5.00%, 07/01/2030	4,075,460
955,000	5.00%, 07/01/2031	1,193,836
2,180,000	5.00%, 07/01/2043	2,647,392
		17,878,702
	Michigan - 2.9%
	City of Detroit, MI, GO
500,000	5.00%, 04/01/2021	516,030
	Great Lakes, MI, Water Auth Water Supply System Rev
5,000,000	5.00%, 07/01/2029	6,078,400
	Lincoln Park School Dist, GO
1,200,000	5.00%, 05/01/2030	1,549,896
	Michigan Finance Auth
2,165,000	5.00%, 04/01/2020	2,178,033
1,000,000	5.00%, 07/01/2027	1,191,760
1,000,000	5.00%, 07/01/2028	1,187,560
1,000,000	5.00%, 07/01/2029	1,154,670
2,700,000	5.00%, 10/01/2030	3,104,811
2,555,000	5.00%, 06/01/2033	2,914,003
1,000,000	5.00%, 06/01/2034	1,139,220
915,000	5.00%, 11/01/2034	1,155,544
1,000,000	5.00%, 11/01/2035	1,260,400
1,000,000	5.00%, 11/01/2036	1,256,100
1,000,000	5.00%, 11/01/2038	1,244,250
	Michigan State Building Auth
1,000,000	5.00%, 04/15/2027	1,254,280
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,750,616
345,000	4.00%, 11/15/2032	398,706
	Michigan State Housing Dev Auth
3,125,000	4.25%, 12/01/2049	3,487,500
	State of Michigan Rev
370,000	5.00%, 03/15/2027	469,068
	Wayne County, MI, Airport Auth Rev
2,465,000	5.00%, 12/01/2030	2,922,947
		36,213,794
	Minnesota - 0.7%
	Duluth, MN, Independent School Dist No. 709
2,935,000	3.00%, 02/01/2021	2,986,333
1,180,000	4.00%, 02/01/2027	1,336,940
	Freddie Mac Multifamily, ML, Certificates
2,010,523	2.54%, 06/25/2037	2,124,407
	Minnesota Housing Finance Agency Rev
470,000	1.45%, 07/01/2024	470,456
540,000	1.55%, 07/01/2025	541,285
	St. Francis, MN, Independent School Dist No. 15
315,000	4.00%, 02/01/2029	339,781
365,000	4.00%, 02/01/2030	392,079
750,000	4.00%, 02/01/2031	803,378
		8,994,659
	Mississippi - 0.5%
	Mississippi Dev Bank, Special Obligation
1,970,000	5.00%, 10/01/2033	2,478,477
	State of Mississippi

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1,000,000	5.00%, 10/15/2025	1,211,820
1,850,000	5.00%, 10/15/2029	2,226,456
		5,916,753
	Missouri - 1.8%
	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist
$4,965,000	4.00%, 10/01/2036	$5,902,789
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	689,164
1,000,000	5.00%, 07/01/2032	1,241,470
1,000,000	5.00%, 07/01/2047	1,203,870
	Kansas City Industrial Dev Auth
1,065,000	5.00%, 03/01/2030	1,357,076
1,000,000	5.00%, 03/01/2031	1,266,900
490,000	5.00%, 03/01/2032	618,655
	Kirkwood, MO, Industrial Dev Auth Retirement Community
2,500,000	5.25%, 05/15/2042	2,833,850
2,000,000	5.25%, 05/15/2050	2,246,340
3,500,000	8.25%, 05/15/2045	3,570,595
	St. Louis County, MO, Industrial Dev Auth
1,255,000	5.00%, 09/01/2026	1,463,154
	Stone Canyon, MO, Community Improvement Dist Rev
1,000,000	5.75%, 04/01/2027*	260,000
		22,653,863
	Montana - 0.5%
	Montana Board of Housing
2,640,000	4.00%, 12/01/2043	2,866,433
	Montana Facs Finance Auth
2,500,000	5.00%, 02/15/2028	3,057,900
		5,924,333
	Nebraska - 0.4%
	Central Plains, NE, Energy Project
1,000,000	5.00%, 09/01/2022	1,094,430
210,000	5.00%, 09/01/2025	248,966
3,325,000	5.00%, 09/01/2028	4,134,903
		5,478,299
	Nevada - 1.3%
	City of North Las Vegas, NV
475,000	4.50%, 06/01/2039	513,922
745,000	4.63%, 06/01/2043	805,189
1,000,000	4.63%, 06/01/2049	1,075,220
	City of Sparks, NV
775,000	2.50%, 06/15/2024(2)	788,539
	Clark County, NV, School Dist, GO
830,000	5.00%, 06/15/2026	1,014,633
1,000,000	5.00%, 06/15/2028	1,269,240
6,460,000	5.00%, 06/15/2029	8,306,131
	Las Vegas, NV, Special Improvement Dist
320,000	5.00%, 06/01/2027	348,723
350,000	5.00%, 06/01/2028	380,079
605,000	5.00%, 06/01/2029	654,441
	Nevada State Natural Resources, GO
10,000	5.00%, 03/01/2026	11,233
	Reno, NV
250,000	5.00%, 06/01/2024	288,470
250,000	5.00%, 06/01/2026	304,770
		15,760,590
	New Hampshire - 0.2%
	New Hampshire Health and Education Facs Auth Act Rev
1,715,000	5.00%, 08/01/2059	2,632,714
	New Jersey - 1.3%
	City of Atlantic City, NJ, GO
250,000	5.00%, 03/01/2021	259,730

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

400,000	5.00%, 03/01/2022	429,704
	City of Bayonne, NJ
705,000	0.00%, 07/01/2023(3)	673,064
	New Jersey Economic Dev Auth
$1,000,000	5.00%, 09/01/2021	$1,040,240
1,200,000	5.00%, 06/15/2023	1,343,772
	New Jersey Economic Dev Auth Rev, School Facs Construction Bond
500,000	5.00%, 06/15/2020	507,165
	New Jersey Transportation Trust Fund Auth
5,000,000	0.00%, 12/15/2032(3)	3,693,700
1,500,000	5.00%, 06/15/2021	1,578,750
1,000,000	5.00%, 12/15/2023	1,137,100
1,610,000	5.00%, 12/15/2024	1,879,353
	Tobacco Settlement Financing Corp., NJ
2,870,000	5.00%, 06/01/2029	3,565,745
		16,108,323
	New Mexico - 0.1%
	City of Santa Fe
1,045,000	5.00%, 05/15/2049	1,159,741
	New York - 6.8%
	City of New York, NY, GO
2,190,000	5.00%, 08/01/2032	2,844,898
1,250,000	5.00%, 08/01/2033	1,615,913
2,445,000	5.00%, 08/01/2034	3,148,964
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(3)	323,654
4,000,000	5.00%, 11/15/2034(1)	4,614,760
	New York and New Jersey Port Auth, Taxable Rev
2,750,000	5.00%, 10/15/2025	3,227,455
	New York City, NY Transitional Finance Auth Building Aid Rev
1,000,000	5.00%, 07/15/2026	1,231,540
	New York City, NY Transitional Finance Auth Future Tax Secured Rev
2,000,000	4.00%, 11/01/2036	2,358,520
1,525,000	4.00%, 11/01/2037	1,791,280
	New York City, NY, Housing Dev Corp.
1,335,000	4.50%, 02/15/2048	1,425,086
	New York Mortgage Agency Rev
475,000	3.50%, 10/01/2034	493,259
	New York State Dormitory Auth Rev
7,050,000	4.00%, 02/15/2037	8,389,641
1,670,000	5.00%, 03/15/2022	1,747,622
2,000,000	5.00%, 12/15/2027	2,234,160
2,500,000	5.00%, 03/15/2030	2,984,470
2,500,000	5.00%, 03/15/2031	3,105,775
2,500,000	5.00%, 03/15/2033	3,097,525
3,800,000	5.00%, 03/15/2035	4,879,048
4,000,000	5.00%, 03/15/2043	4,867,520
	New York State Energy Research & Dev Auth
860,000	2.38%, 07/01/2026(1)	862,382
	New York State Liberty Dev Corp. Rev
2,300,000	5.15%, 11/15/2034(2)	2,592,836
	New York State Thruway Auth Rev
1,000,000	4.00%, 01/01/2037	1,106,580
	New York State Urban Dev Corp. Rev
1,000,000	5.00%, 03/15/2026	1,126,470
	Sales Tax Asset Receivable Corp., NY
2,500,000	5.00%, 10/15/2029	2,965,675
	State of New York Mortgage Agency
1,000,000	3.15%, 04/01/2024	1,056,430
1,330,000	3.25%, 10/01/2024	1,431,399
4,790,000	3.50%, 10/01/2032	5,209,843
	Syracuse, NY, Industrial Dev Agency
320,000	5.00%, 01/01/2029	362,179
2,635,000	5.00%, 01/01/2031	2,956,180
	Town of Oyster Bay, NY, GO

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

615,000	2.63%, 03/01/2020	615,566
265,000	3.00%, 03/01/2021	270,737
1,400,000	4.00%, 02/15/2020	1,401,162
155,000	4.00%, 11/01/2022	158,376
$2,340,000	5.00%, 08/15/2024	$2,735,811
	Triborough Bridge & Tunnel Auth
1,325,000	0.00%, 11/15/2031(3)	1,035,501
	TSASC, Inc., NY
2,000,000	5.00%, 06/01/2026	2,403,120
	Yonkers, NY, GO
1,000,000	5.00%, 03/15/2021	1,045,670
		83,717,007
	North Carolina - 1.0%
	North Carolina Housing Finance Agency
2,400,000	4.00%, 07/01/2047	2,589,096
	North Carolina Medical Care Commission
2,970,000	5.00%, 01/01/2049	3,473,950
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway
	Ridge
1,050,000	5.00%, 01/01/2039	1,219,428
670,000	5.00%, 01/01/2044	786,540
	North Carolina Medical Care Commission Rev
245,000	4.00%, 01/01/2026	270,019
565,000	5.00%, 01/01/2027	663,886
795,000	5.00%, 01/01/2028	946,853
275,000	5.00%, 01/01/2029	327,844
	North Carolina Raleigh Durham Airport Auth Rev
1,500,000	5.00%, 05/01/2027	1,880,430
		12,158,046
	North Dakota - 0.4%
	North Dakota Housing Finance Agency
3,980,000	4.25%, 07/01/2049	4,417,402
	Ohio - 3.4%
	Allen County, OH, Hospital Facs Rev
2,000,000	5.00%, 05/01/2023	2,172,720
	American Municipal Power, Inc., OH
5,000,000	2.30%, 02/15/2038(1)	5,087,900
	Buckeye, OH, Tobacco Settlement Finance Auth
11,000,000	5.88%, 06/01/2047	11,047,190
6,680,000	6.00%, 06/01/2042	6,718,477
	Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022	1,256,091
1,385,000	5.00%, 01/01/2023	1,546,242
	Cuyahoga, OH, Community College Dist
1,200,000	5.00%, 08/01/2027	1,200,000
	Dayton, OH, City School Dist, GO
4,000,000	5.00%, 11/01/2027	5,081,880
	Hamilton County, OH, Sales Tax Rev
430,000	5.00%, 12/01/2027	551,647
	Ohio Housing Finance Agency Rev
1,920,000	3.75%, 09/01/2050	2,153,126
	State of Ohio
2,000,000	4.00%, 12/15/2021	2,115,860
2,210,000	5.00%, 12/15/2022	2,466,736
		41,397,869
	Oklahoma - 0.7%
	Oklahoma Dev Finance Auth
5,305,000	1.63%, 07/06/2023	5,314,973
935,000	5.25%, 08/15/2048	1,125,235
935,000	5.50%, 08/15/2057	1,135,277
	Oklahoma Housing Finance Agency
565,000	5.00%, 09/01/2043	584,442
		8,159,927

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Oregon - 1.9%
	Benton & Linn Counties, OR, Consolidated School Dist No. 509J &
	509A Corvallis
1,665,000	0.00%, 06/15/2038(5)	2,052,112
	Clackamas County, OR, Hospital Facs Auth
$1,150,000	2.80%, 05/15/2024	$1,150,471
	Clackamas County, OR, School Dist No. 12, GO
8,200,000	0.00%, 06/15/2040(3)	3,913,450
	Jackson County, OR, School Dist No. 4, GO
625,000	0.00%, 06/15/2034(3)	409,431
	Marion County, OR, School Dist No. 15 North Marion
1,105,000	0.00%, 06/15/2037(3)	627,485
	Multnomah & Clackamas Counties, OR, School Dist No. 10JT
	Gresham-Barlow
850,000	0.00%, 06/15/2038(3)	503,532
	Oregon Health & Science University
2,500,000	4.00%, 07/01/2046	2,806,525
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,151,660
750,000	5.00%, 07/01/2032	862,703
	Salem Hospital Facs Auth, OR
910,000	5.00%, 05/15/2038	1,069,150
720,000	5.00%, 05/15/2048	834,811
	State of Oregon Housing & Community Services Department
3,315,000	4.50%, 01/01/2049	3,657,506
	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J
7,505,000	0.00%, 06/15/2034(3)	4,988,724
		24,027,560
	Pennsylvania - 5.9%
	Allegheny County, PA, Industrial Dev Auth, Charter School
905,000	6.75%, 08/15/2035	925,118
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020	1,257,051
1,285,000	5.00%, 11/15/2021	1,373,575
1,345,000	5.00%, 11/15/2022	1,488,928
	City of Philadelphia, PA, Airport Rev
1,555,000	5.00%, 02/01/2035	1,979,251
	City of Philadelphia, PA, GO
965,000	5.00%, 08/01/2021	1,022,157
1,550,000	5.00%, 02/01/2033	1,982,062
2,000,000	5.00%, 02/01/2034	2,552,080
	City of Philadelphia, PA, Redev Auth
225,000	5.00%, 04/15/2025	260,197
	City of Philadelphia, PA, Water & Wastewater Rev
930,000	5.00%, 11/01/2029	1,175,008
	Commonwealth Finance Auth, PA
3,000,000	5.00%, 06/01/2026	3,587,730
125,000	5.00%, 06/01/2028	158,741
1,070,000	5.00%, 06/01/2029	1,351,014
145,000	5.00%, 06/01/2031	181,131
	Delaware River, PA, Joint Toll Bridge Commission
1,000,000	5.00%, 07/01/2031	1,252,440
	Erie, PA, City School Dist, GO
2,440,000	5.00%, 04/01/2028	3,079,646
1,105,000	5.00%, 04/01/2029	1,421,395
	Harrisburg, PA, School Dist, GO
2,410,000	5.00%, 11/15/2026	2,999,100
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	702,818
515,000	5.00%, 07/01/2025	577,248
	Montgomery County, PA, Industrial Dev Auth Rev
760,000	5.00%, 12/01/2044	897,636
2,455,000	5.00%, 12/01/2046	2,748,471
1,000,000	5.00%, 12/01/2049	1,176,750

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Pennsylvania Higher Educational Facs Auth Rev
920,000	5.00%, 05/01/2032	1,131,720
	Pennsylvania Housing Finance Agency
1,000,000	3.10%, 04/01/2023	1,023,710
1,025,000	3.10%, 10/01/2023	1,049,272
	Pennsylvania State, Industrial Dev Auth
$2,250,000	5.00%, 07/01/2021	$2,377,485
	Pennsylvania Turnpike Commission Rev
575,000	1.82%, 12/01/2020, MUNIPSA + 0.880%(4)	576,363
2,000,000	1.84%, 12/01/2021, MUNIPSA + 0.900%(4)	2,016,620
925,000	1.92%, 12/01/2021, MUNIPSA + 0.980%(4)	933,630
800,000	5.00%, 12/01/2020	827,160
1,000,000	5.00%, 12/01/2021	1,074,230
500,000	5.00%, 12/01/2027	616,035
1,000,000	5.00%, 12/01/2029	1,233,980
1,590,000	5.00%, 12/01/2030	1,953,808
1,000,000	5.00%, 12/01/2031	1,255,370
2,000,000	5.00%, 12/01/2033	2,438,580
2,615,000	5.00%, 12/01/2037	2,914,156
755,000	5.00%, 12/01/2042	920,353
	Philadelphia, PA, School Dist, GO
1,560,000	5.00%, 09/01/2022	1,714,409
2,000,000	5.00%, 09/01/2023	2,264,760
1,100,000	5.00%, 09/01/2031	1,404,260
1,060,000	5.00%, 09/01/2032	1,349,020
200,000	5.25%, 09/01/2023	204,884
	Pittsburgh Water & Sewer Auth
195,000	5.00%, 09/01/2032	252,324
735,000	5.00%, 09/01/2034	946,312
	Pittsburgh, PA, School Dist, GO
3,145,000	5.00%, 09/01/2021	3,347,727
1,500,000	5.00%, 09/01/2023	1,594,290
	Pittsburgh, PA, Water & Sewer Auth
950,000	5.00%, 09/01/2033	1,226,032
	Reading, PA, School Dist, GO
500,000	5.00%, 03/01/2038	595,060
	Wilkes-Barre Area, PA, School Dist
1,500,000	5.00%, 04/15/2059	1,805,700
		73,196,797
	Puerto Rico - 0.6%
	Puerto Rico Highway & Transportation Auth
1,085,000	4.95%, 07/01/2026	1,093,832
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
6,525,000	0.00%, 07/01/2051(3)	1,379,515
4,750,000	5.00%, 07/01/2058	5,340,900
		7,814,247
	Rhode Island - 0.8%
	Rhode Island Health & Educational Building Corp.
2,700,000	5.00%, 05/15/2027	3,195,450
2,020,000	5.00%, 05/15/2028	2,493,124
	Rhode Island Housing & Mortgage Finance Corp.
1,345,000	2.75%, 04/01/2040	1,384,852
	Rhode Island Student Loan Auth
1,560,000	4.50%, 12/01/2026	1,639,732
1,000,000	5.00%, 12/01/2028	1,257,160
		9,970,318
	South Carolina - 1.7%
	Lancaster County, SC, Sun City Assessment
1,987,000	7.70%, 11/01/2017*	417,270
	South Carolina Jobs-Economic Dev Auth
4,355,000	5.00%, 05/01/2029	5,494,312
1,375,000	5.00%, 05/01/2048	1,627,065
1,000,000	5.25%, 08/01/2024	1,149,190
	South Carolina Port Auth

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1,240,000	5.00%, 07/01/2029	1,599,129
1,100,000	5.00%, 07/01/2030	1,409,331
3,190,000	5.00%, 07/01/2031	4,063,262
	South Carolina State Public Service Auth
1,665,000	5.00%, 12/01/2031	1,929,752
$2,350,000	5.00%, 12/01/2034	$2,711,641
		20,400,952
	South Dakota - 1.6%
	South Dakota Housing Dev Auth
1,125,000	2.45%, 11/01/2023	1,163,070
1,990,000	3.50%, 11/01/2046	2,097,380
2,705,000	3.75%, 11/01/2050	3,007,094
790,000	4.00%, 11/01/2047	853,263
8,500,000	4.00%, 11/01/2049	9,479,370
	South Dakota State Educational Enhancement Funding Corp.
835,000	5.00%, 06/01/2023	930,449
1,395,000	5.00%, 06/01/2024	1,551,938
1,000,000	5.00%, 06/01/2026	1,109,250
		20,191,814
	Tennessee - 1.0%
	Chattanooga, TN, Health Educational & Housing Facs Board Rev
890,000	5.00%, 08/01/2044	1,089,395
	Tennessee Energy Acquisition Corp.
500,000	5.25%, 09/01/2026	608,820
	Tennessee Housing Dev Agency
1,530,000	3.50%, 07/01/2045	1,623,483
4,285,000	3.50%, 01/01/2047	4,546,635
4,290,000	4.00%, 01/01/2049	4,682,535
		12,550,868
	Texas - 10.2%
	Arlington, TX
1,000,000	5.00%, 02/15/2034	1,169,620
	Arlington, TX, Higher Education Finance Corp. Rev
1,000,000	5.00%, 08/15/2027	1,159,130
	Austin, TX, Airport System Rev
595,000	5.00%, 11/15/2026	736,515
1,125,000	5.00%, 11/15/2028	1,381,320
560,000	5.00%, 11/15/2030	682,606
	Austin, TX, Independent School Dist
1,620,000	4.00%, 08/01/2033	1,923,799
	Central Texas Turnpike System Rev
1,800,000	5.00%, 08/15/2032	2,078,028
	City of Houston, TX
1,060,000	0.00%, 09/01/2025(3)	979,800
	City of San Antonio, TX, Electric & Gas Systems Rev
3,685,000	1.75%, 02/01/2049(1)	3,804,947
5,215,000	5.00%, 02/01/2032	6,355,098
	Clifton, TX, Higher Education Finance Corp.
1,000,000	4.00%, 08/15/2029	1,189,040
1,050,000	4.00%, 08/15/2030	1,218,084
500,000	4.00%, 08/15/2031	576,310
	Conroe Independent School Dist, GO
3,270,000	3.00%, 02/15/2035	3,570,840
	Conroe, TX, Independent School Dist, GO
1,120,000	3.00%, 02/15/2036	1,217,899
	County of Williamson, TX, GO
3,940,000	4.00%, 02/15/2039	4,607,436
2,195,000	4.00%, 02/15/2040	2,560,028
	Dallas, TX, Area Rapid Transit Sales Tax Rev
1,000,000	5.00%, 12/01/2030	1,216,290
	Dallas-Fort Worth, TX, International Airport Rev
750,000	5.00%, 11/01/2023	771,645
	Denton, TX, Independent School Dist, GO
1,000,000	0.00%, 08/15/2020(3)	994,980

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Grapevine-Colleyville, TX, Independent School Dist, GO
1,500,000	5.00%, 08/15/2027	1,821,525
	Harris County - Houston, TX, Sports Auth
2,500,000	5.00%, 11/15/2030	2,891,925
500,000	5.00%, 11/15/2032	572,360
$350,000	5.00%, 11/15/2034	$399,770
	Harris County, TX, Toll Road Auth
1,605,000	5.00%, 08/15/2032	2,026,601
	Jefferson Railport Terminal II LLC
1,020,000	4.00%, 01/01/2050(2)	1,047,785
	Keller, TX, Independent School Dist, GO
2,675,000	4.00%, 02/15/2036	3,165,354
3,670,000	4.00%, 02/15/2037	4,330,343
	Kerrville, TX, Health Facs Dev Corp.
1,300,000	5.00%, 08/15/2024	1,507,415
1,500,000	5.00%, 08/15/2035	1,729,980
	La Joya, TX, Independent School Dist, GO
1,580,000	5.00%, 02/15/2025	1,825,801
	New Hope, TX, Cultural Education Facs Finance Corp.
700,000	1.85%, 11/01/2020	696,157
340,000	3.25%, 11/15/2022	340,065
3,375,000	5.00%, 11/01/2031	3,714,086
1,000,000	5.00%, 11/01/2046	1,084,760
	North Texas Tollway Auth Rev
5,000,000	0.00%, 01/01/2032(3)	3,964,600
1,000,000	5.00%, 01/01/2030	1,143,820
1,200,000	5.00%, 01/01/2035	1,436,640
	San Antonio, TX, Water Rev
1,440,000	5.00%, 05/15/2031	1,759,694
	Spring Branch, TX, Independent School Dist, GO
1,000,000	5.00%, 02/01/2026	1,197,900
	State of Texas, GO
24,370,000	1.00%, 06/01/2043(1)	24,370,000
10,200,000	4.00%, 08/27/2020	10,375,950
	Tarrant County, TX, Cultural Education Facs
2,575,000	5.00%, 10/01/2034	2,843,032
	Texas Municipal Gas Acquisition & Supply Corp. Rev
1,725,000	6.25%, 12/15/2026	2,049,197
	Texas Transportation Commission
1,755,000	0.00%, 08/01/2038(3)	872,639
	Travis County, TX, Health Facs Dev
2,000,000	7.13%, 11/01/2040	2,089,640
	Wylie, TX, Independent School Dist
3,905,000	4.00%, 08/15/2035	4,653,120
3,095,000	4.00%, 08/15/2036	3,676,860
		125,780,434
	Utah - 0.2%
	Salt Lake County, UT
490,000	5.13%, 02/15/2033	583,982
	Utah Housing Corp.
1,685,000	4.00%, 01/01/2045	1,806,219
		2,390,201
	Vermont - 0.5%
	Vermont Housing Finance Agency
1,685,000	4.00%, 11/01/2045	1,757,539
1,575,000	4.00%, 11/01/2046	1,681,439
2,070,000	4.00%, 05/01/2048	2,210,429
		5,649,407
	Washington - 0.7%
	Chelan County, WA, Public Utility Dist No. 1
2,060,000	0.00%, 06/01/2028(3)	1,797,576
	County of King, WA, GO
1,400,000	5.00%, 01/01/2031	1,827,476
	Washington State Health Care Facs Auth Rev

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

780,000	5.00%, 07/01/2028			908,591
2,000,000	5.00%, 03/01/2029			2,335,880
	Washington State Housing Finance Commission
$1,560,000	5.00%, 01/01/2055(2)			$1,718,340
				8,587,863
	West Virginia - 0.4%
	West Virginia Housing Dev Fund
1,000,000	2.80%, 11/01/2022			1,036,370
	West Virginia State Economic Dev Auth
2,000,000	1.70%, 01/01/2041(1)			2,003,980
1,555,000	2.55%, 03/01/2040(1)			1,631,257
				4,671,607
	Wisconsin - 2.6%
	Milwaukee County, WI, Airport Rev
1,790,000	5.00%, 12/01/2025			2,044,520
	Public Finance Auth, WI
1,600,000	5.00%, 09/01/2025(2)			1,774,016
2,940,000	5.00%, 07/01/2035			3,599,501
1,050,000	5.00%, 07/01/2036			1,282,134
875,000	5.00%, 10/01/2043(2)			976,369
2,340,000	5.00%, 10/01/2044			2,857,655
3,200,000	5.00%, 10/01/2048(2)			3,561,856
1,000,000	5.00%, 10/01/2053(2)			1,110,320
	Wisconsin Health & Educational Facs Auth Rev
3,000,000	5.00%, 11/15/2027			3,537,630
1,700,000	5.00%, 12/01/2028			1,978,035
3,785,000	5.00%, 11/01/2039			4,208,125
2,590,000	5.00%, 11/01/2046			2,853,092
	Wisconsin Housing & Economic Dev Auth
1,700,000	1.55%, 11/01/2038(4)			1,703,400
				31,486,653
	Wyoming - 0.2%
	Wyoming Community Dev Auth
1,225,000	3.25%, 12/01/2023			1,305,507
1,360,000	4.00%, 12/01/2046			1,464,203
				2,769,710
	Total Municipal Bonds
	(cost $1,110,298,229)			$1,175,143,457
Short-Term Investments - 5.7%
	Other Investment Pools & Funds - 5.7%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
70,085,184	Institutional Class, 1.49%(6)			70,085,184
	Total Short-Term Investments
	(cost $70,085,184)			$70,085,184
	Total Investments
	(cost $1,180,383,413)	101.2	% $	1,245,228,641
	Other Assets and Liabilities	(1.2)%		(14,237,102)

	Total Net Assets	100.0	% $	1,230,991,539

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

The Hartford Municipal Opportunities Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $20,836,711, representing 1.7% of net assets.
(3)	Security is a zero-coupon bond.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: FHLMC FNMA GNMA LIBOR MUNIPSA Municipal Abbreviations: Auth Dev Dist Facs GO Redev Rev

Federal Home Loan Mortgage Corp. Federal National Mortgage Association Government National Mortgage Association London Interbank Offered Rate Municipal Swap Index Yield

Authority Development District Facilities General Obligation Redevelpoment Revenue

The Hartford Municipal Opportunities Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1		Level 2	Level 3(1)
Assets
Municipal Bonds	$1,175,143,457		$—	$1,175,143,457		$—
Short-Term Investments	70,085,184		70,085,184	—		—
Total	$1,245,228,641		$70,085,184	$1,175,143,457		$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

Hartford Municipal Short Duration Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.4%
	Alabama - 2.8%
	State of Alabama, Docks Department
$250,000	5.00%, 10/01/2024	$290,483
	State of Alabama, Troy University
350,000	5.00%, 11/01/2024	411,526
		702,009
	Arizona - 1.6%
	Maricopa County, AZ, Industrial Dev Auth
100,000	5.00%, 09/01/2022	109,791
	Maricopa County, AZ, Pollution Control Corp.
200,000	5.00%, 06/01/2035	202,688
	Tempe, AZ, Industrial Dev Auth
105,000	4.00%, 10/01/2023(1)	105,909
		418,388
	California - 2.1%
	California County, CA, Tobacco Securitization Agency
195,000	5.00%, 06/01/2020	197,116
	Orange County, CA, Community Facs Dist, Special Tax
245,000	4.00%, 08/15/2021	254,124
	Roseville, CA, Natural Gas Financing Auth
75,000	5.00%, 02/15/2023	83,282
		534,522
	Colorado - 1.9%
	Denver, CO, Convention Center Hotel Auth
150,000	5.00%, 12/01/2022	164,498
	E-470 Public Highway, CO, Auth Rev
40,000	2.16%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(2)	40,310
	Park Creek, CO, Metropolitan Dist Rev
150,000	5.00%, 12/01/2021	160,004
	Vauxmont, CO, Metropolitan Dist
105,000	5.00%, 12/15/2022	115,089
		479,901
	Connecticut - 1.9%
	Connecticut State Health & Educational Facs Auth
110,000	5.00%, 07/01/2020	111,796
185,000	5.00%, 07/01/2024	214,000
	State of Connecticut, GO
140,000	5.00%, 07/15/2022	153,719
		479,515
	District of Columbia - 0.4%
	Metropolitan Washington, DC, Airports Auth System Rev
95,000	5.00%, 10/01/2039	97,562
	Florida - 5.9%
	Alachua County, FL, Health Facilities Auth
250,000	4.00%, 12/01/2023	276,425
	Broward County, FL, Airport System Rev
165,000	5.00%, 10/01/2020	169,273
	City of Atlantic Beach, FL
200,000	3.00%, 11/15/2023	200,790
	JEA, FL, Electric System Rev
100,000	5.00%, 10/01/2021	106,424
100,000	5.00%, 10/01/2022	110,633
	Miami-Dade County, FL, Aviation Rev
50,000	5.00%, 10/01/2024	58,739
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2021	69,287
145,000	5.00%, 10/01/2022	157,970
	Osceola County, FL, Transportation Rev
100,000	5.00%, 10/01/2025	119,531

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Seminole County, FL, Industrial Dev Auth
$135,000	3.75%, 11/15/2025	$135,375
	Tampa-Hillsborough County, FL, Expressway Auth
75,000	5.00%, 07/01/2021	79,196
		1,483,643
	Georgia - 3.1%
	Burke County, GA, Dev Auth Rev
70,000	2.35%, 10/01/2032(3)	70,621
100,000	3.00%, 11/01/2045(3)	103,263
	Main Street Natural Gas, Inc., GA
50,000	4.00%, 08/01/2049(3)	56,355
	Monroe County, GA, Dev Auth Rev
100,000	2.40%, 01/01/2039(3)	100,175
	Municipal Electric Auth, GA
75,000	5.00%, 01/01/2021	77,608
100,000	5.00%, 11/01/2021	106,726
100,000	5.00%, 11/01/2022	110,326
140,000	5.00%, 01/01/2024	159,638
		784,712
	Illinois - 20.4%
	Champaign County, IL, Community Unit School Dist, No. 4
	Champaign, GO
40,000	0.00%, 01/01/2025(4)	37,249
	Chicago, IL, Board of Education, GO
45,000	0.00%, 12/01/2021(4)	43,664
55,000	0.00%, 12/01/2022(4)	52,340
100,000	0.00%, 12/01/2024(4)	91,075
200,000	5.00%, 12/01/2021	211,202
	Chicago, IL, Midway International Airport Rev
225,000	5.00%, 01/01/2023	249,070
	Chicago, IL, O'Hare International Airport
280,000	5.00%, 01/01/2023	310,974
	Chicago, IL, Transit Auth
100,000	5.00%, 06/01/2020	101,190
100,000	5.00%, 12/01/2022	107,087
	City of Chicago, IL, GO
135,000	5.00%, 01/01/2022	138,283
50,000	5.00%, 01/01/2023	54,677
	City of Chicago, IL, Park Dist, GO
70,000	3.00%, 01/01/2021	70,426
	City of Chicago, IL, Wastewater Transmission Rev
160,000	0.00%, 01/01/2022(4)	155,302
110,000	0.00%, 01/01/2024(4)	102,892
	City of Chicago, IL, Waterworks Rev
85,000	5.00%, 11/01/2020	87,344
	City of Decatur, IL, GO
65,000	3.00%, 03/01/2022	67,109
150,000	5.00%, 03/01/2023	166,177
	Cook County, IL, GO
200,000	5.00%, 11/15/2022	218,838
	Illinois Housing Dev Auth
125,000	3.05%, 08/01/2022	130,282
	Illinois State Finance Auth Rev
50,000	5.00%, 08/15/2020	50,892
45,000	5.00%, 09/01/2021	47,413
100,000	5.00%, 11/15/2021	106,709
	Kendall Kane & Will Counties, IL, Unified School Dist, GO
50,000	0.00%, 02/01/2021(4)	49,333
225,000	0.00%, 02/01/2025(4)	207,412
	Metropolitan Pier & Exposition Auth, IL
200,000	0.00%, 06/15/2021(4)	196,100
85,000	5.50%, 12/15/2023	91,809
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	163,102
50,000	5.25%, 06/01/2021	52,681

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Sales Tax Securitization Corp., IL
$150,000	5.00%, 01/01/2024	$171,396
500,000	5.00%, 01/01/2026	603,785
	State of Illinois, GO
240,000	4.00%, 06/15/2020	242,119
75,000	5.00%, 04/01/2021	78,064
120,000	5.00%, 02/01/2022	127,777
200,000	5.00%, 11/01/2022	217,646
100,000	5.00%, 10/01/2023	111,219
70,000	5.00%, 06/15/2026	82,977
	Village of Bolingbrook, IL, GO
150,000	5.00%, 01/01/2023	166,410
		5,162,025
	Iowa - 0.2%
	Iowa Student Loan Liquidity Corp.
30,000	5.00%, 12/01/2022	33,146
	State of Iowa, Finance Auth
25,000	2.88%, 05/15/2049	25,257
		58,403
	Kentucky - 1.1%
	Kentucky Bond Dev Corp.
40,000	5.00%, 09/01/2023	45,355
	Kentucky Public Energy Auth
200,000	4.00%, 01/01/2049(3)	223,296
		268,651
	Louisiana - 1.3%
	City of New Orleans, LA, Sewerage Service Rev
110,000	5.00%, 06/01/2021	115,806
	New Orleans, LA, Aviation Board
200,000	5.00%, 01/01/2023	221,094
		336,900
	Maine - 0.3%
	Finance Auth of Maine
70,000	5.00%, 12/01/2021	74,671
	Maryland - 0.2%
	Maryland Economic Dev Corp.
20,000	4.00%, 06/01/2020	20,193
	Maryland Health & Higher Educational Facs Auth
40,000	2.88%, 07/01/2023	42,100
		62,293
	Massachusetts - 3.6%
	Massachusetts Dev Finance Agency
100,000	3.50%, 10/01/2022(1)	104,074
150,000	5.00%, 07/01/2022	163,191
150,000	5.00%, 07/01/2024	174,845
270,000	5.00%, 07/01/2025	321,400
	Massachusetts Educational Financing Auth
20,000	5.00%, 07/01/2023	22,484
80,000	5.00%, 07/01/2024	92,578
	Massachusetts Housing Finance Agency
35,000	1.50%, 12/01/2047(3)	35,014
		913,586
	Michigan - 0.7%
	City of Detroit, MI, GO
70,000	5.00%, 04/01/2022	73,988
	State of Michigan Rev
100,000	5.00%, 03/15/2021	104,533
		178,521
	Minnesota - 0.8%
	Duluth, MN, Independent School Dist, No. 709
200,000	5.00%, 02/01/2022	214,842

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Missouri - 1.3%
	City of St. Louis, MO, Airport Rev
$50,000	5.00%, 07/01/2023	$56,353
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.00%, 05/15/2022	105,985
	St. Louis County, MO, Industrial Dev Auth
150,000	5.00%, 09/01/2023	164,958
		327,296
	Nebraska - 1.6%
	Central Plains, NE, Energy Project Gas Rev
120,000	5.25%, 12/01/2021	128,909
	Nebraska Investment Finance Auth Rev
150,000	4.00%, 09/01/2048	163,896
	Washington County, NE
100,000	2.38%, 09/01/2030(3)	100,619
		393,424
	Nevada - 1.7%
	City of North Las Vegas, NV
100,000	3.50%, 06/01/2022	102,539
	City of Reno, NV
150,000	5.00%, 06/01/2024	172,603
	City of Sparks, NV
40,000	2.50%, 06/15/2024(1)	40,699
	Clark County, NV, School Dist, GO
100,000	5.00%, 06/15/2025	120,995
		436,836
	New Jersey - 3.0%
	City of Atlantic City, NJ, GO
50,000	5.00%, 03/01/2020	50,136
	City of Bayonne, NJ
200,000	0.00%, 07/01/2023(4)	190,940
	New Jersey Economic Dev Auth
100,000	5.00%, 06/15/2022	108,610
75,000	5.00%, 06/15/2023	83,986
	New Jersey Transportation Trust Fund Auth
60,000	5.00%, 12/15/2023	68,226
40,000	5.00%, 12/15/2024	46,692
	Tobacco Settlement Financing Corp., NJ
125,000	5.00%, 06/01/2023	139,357
70,000	5.00%, 06/01/2025	82,319
		770,266
	New Mexico - 3.3%
	City of Santa Fe, NM
250,000	2.63%, 05/15/2025	251,013
	New Mexico Mortgage Finance Auth
80,000	3.75%, 03/01/2048	86,541
300,000	3.75%, 01/01/2050	330,594
145,000	4.00%, 01/01/2049	158,618
		826,766
	New York - 3.1%
	Metropolitan Transportation Auth, NY, Rev
500,000	5.00%, 11/15/2034(3)	576,845
	Town of Oyster Bay, NY, GO
100,000	4.00%, 02/15/2020	100,083
	TSASC, Inc., NY
100,000	5.00%, 06/01/2020	101,210
		778,138
	North Dakota - 0.4%
	North Dakota Housing Finance Agency
90,000	3.50%, 07/01/2046	95,877
	Ohio - 2.0%
	Cleveland, OH, Airport System Rev

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$60,000	5.00%, 01/01/2022	$64,691
60,000	5.00%, 01/01/2023	66,985
150,000	5.00%, 01/01/2024	171,534
	County of Lucas, OH
90,000	5.00%, 11/15/2021	95,251
	State of Ohio
110,000	5.00%, 06/15/2021	116,177
		514,638
	Oklahoma - 0.9%
	Oklahoma Dev Finance Auth
225,000	1.63%, 07/06/2023	225,423
	Oregon - 1.3%
	Salem Hospital Facs Auth, OR
60,000	5.00%, 05/15/2025	70,683
	State of Oregon Housing & Community Services Department
125,000	3.50%, 07/01/2048	133,251
110,000	4.50%, 01/01/2049	121,365
		325,299
	Pennsylvania - 6.9%
	City of Philadelphia, PA, GO
35,000	5.00%, 08/01/2021	37,073
300,000	5.00%, 02/01/2022	323,436
	City of Philadelphia, PA, Redev Auth
105,000	5.00%, 04/15/2021	109,676
100,000	5.00%, 04/15/2025	115,643
	Lancaster County, PA, Hospital Auth
100,000	5.00%, 07/01/2020	101,141
	Lehigh County, PA, Industrial Dev Auth
65,000	1.80%, 02/15/2027(3)	66,050
55,000	1.80%, 09/01/2029(3)	55,665
	Montgomery County, PA, Industrial Dev Auth Rev
150,000	4.00%, 12/01/2020	152,377
	Northeastern Pennsylvania Hospital & Education Auth
155,000	5.00%, 05/01/2020	156,364
	Philadelphia, PA, Hospitals & Higher Education Facs Auth
20,000	5.00%, 07/01/2020	20,278
	Philadelphia, PA, School Dist, GO
85,000	4.00%, 09/01/2022	86,468
65,000	5.00%, 09/01/2020	66,452
	Reading, PA, School Dist, GO
150,000	5.00%, 03/01/2023	167,089
	State Public School Building Auth, PA
50,000	5.00%, 04/01/2021	52,167
	Wilkes-Barre Area, PA, School Dist
200,000	5.00%, 04/15/2023	222,984
		1,732,863
	Puerto Rico - 0.6%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
177,000	0.00%, 07/01/2024(4)	160,783
	Rhode Island - 2.0%
	Rhode Island Health & Educational Building Corp.
150,000	5.00%, 05/15/2022	162,148
	Rhode Island Housing & Mortgage Finance Corp.
30,000	4.00%, 10/01/2032	30,860
	Rhode Island Student Loan Auth
25,000	3.00%, 12/01/2024	26,325
100,000	5.00%, 12/01/2023	113,576
	Rhode Island Tobacco Settlement Financing Corp.
100,000	5.00%, 06/01/2020	101,200
60,000	5.00%, 06/01/2021	62,865
		496,974

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	South Carolina - 0.7%
	South Carolina Jobs-Economic Dev Auth
$150,000	5.00%, 05/01/2024	$173,859
	South Dakota - 1.1%
	South Dakota State Educational Enhancement Funding Corp.
250,000	5.00%, 06/01/2023	278,577
	Tennessee - 5.5%
	Chattanooga Health Educational & Housing Facs Board, TN
250,000	5.00%, 08/01/2025	297,633
	Shelby County, TN, Health Educational & Housing Facs Board
150,000	4.00%, 09/01/2022(1)	149,343
	Tennessee Energy Acquisition Corp.
405,000	5.25%, 09/01/2026	493,144
	Tennessee Housing Dev Agency
100,000	3.50%, 07/01/2045	106,110
170,000	3.50%, 01/01/2047	180,470
145,000	3.50%, 01/01/2048	154,444
		1,381,144
	Texas - 6.0%
	Arlington, TX, Higher Education Finance Corp. Rev
100,000	4.00%, 12/01/2022	108,240
	Big Sandy, TX, Independent School Dist Upshur County, GO
70,000	5.00%, 02/15/2024	80,266
	Central Texas Turnpike System Rev
100,000	5.00%, 08/15/2024	117,059
	City of San Antonio, TX, Airport System
105,000	5.00%, 07/01/2022	114,705
	City of San Antonio, TX, Electric & Gas Systems Rev
95,000	1.75%, 02/01/2049(3)	98,092
	Harris County, TX, Metropolitan Transportation Auth
50,000	5.00%, 11/01/2022	55,507
	Kerrville, TX, Health Facs Dev Corp.
100,000	5.00%, 08/15/2020	101,982
	Lower Colorado River, TX, Auth Rev
100,000	5.00%, 05/15/2020	101,147
	North East Texas Regional Mobility Auth
100,000	5.00%, 01/01/2021	103,016
	State of Texas
300,000	4.00%, 08/27/2020	305,175
	Texas Municipal Gas Acquisition & Supply Corp. Rev
205,000	5.00%, 12/15/2032	224,324
	University of Texas System
100,000	5.00%, 08/15/2020	102,197
		1,511,710
	Utah - 0.6%
	Salt Lake County, UT
130,000	5.13%, 02/15/2033	154,934
	Virginia - 0.4%
	Wise County, VA, Industrial Dev Auth Rev
90,000	1.88%, 11/01/2040(3)	90,228
	Washington - 2.6%
	Chelan County, WA, Public Utility Dist No. 1
100,000	0.00%, 06/01/2021(4)	98,532
	Tobacco Settlement Auth, WA
195,000	5.00%, 06/01/2024	217,388
	Washington State Health Care Facs Auth Rev
80,000	5.00%, 10/01/2039	80,519
	Washington State Housing Finance Commission
250,000	2.38%, 01/01/2026(1)	250,808
		647,247

Hartford Municipal Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	West Virginia - 0.2%
	West Virginia State Economic Dev Auth
$55,000	2.55%, 03/01/2040(3)			$57,697
	Wisconsin - 1.9%
	Public Finance Auth, WI
150,000	4.00%, 07/01/2025			169,878
100,000	5.00%, 05/15/2020(1)			100,862
	Wisconsin Health & Educational Facs Auth
200,000	5.00%, 11/01/2025			223,404
				494,144
	Total Municipal Bonds
	(cost $23,579,652)			$24,124,267
Short-Term Investments - 3.5%
	Other Investment Pools & Funds - 3.5%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
871,448	Institutional Class, 1.49%(5)			871,448
	Total Short-Term Investments
	(cost $871,448)			$871,448
	Total Investments
	(cost $24,451,100)	98.9	% $	24,995,715
	Other Assets and Liabilities	1.1%		281,508

	Total Net Assets	100.0	% $	25,277,223

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $751,695, representing 3.0% of net assets.
(2)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: FHLMC FNMA GNMA LIBOR Municipal Abbreviations: Auth Dev Dist Facs GO Redev Rev

Federal Home Loan Mortgage Corp. Federal National Mortgage Association Government National Mortgage Association London Interbank Offered Rate

Authority Development District Facilities General Obligation Redevelpoment Revenue

Hartford Municipal Short Duration Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1		Level 2	Level 3(1)
Assets
Municipal Bonds		$24,124,267		$—		$24,124,267	$—
Short-Term Investments		871,448		871,448		—	—
Total		$24,995,715		$871,448		$24,124,267	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford Quality Bond Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 24.4%
	Canada - 0.7%
	Master Credit Card Trust
$915,000	3.74%, 07/21/2024(1)	$942,177
	Cayman Islands - 2.3%
	ALM XVIII Ltd.
1,305,000	3.48%, 01/15/2028, 3 mo. USD LIBOR + 1.650%(1)(2)	1,305,294
	BlueMountain CLO Ltd.
675,000	3.40%, 10/22/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	671,794
605,000	4.35%, 04/13/2027, 3 mo. USD LIBOR + 2.500%(1)(2)	605,280
	Carlyle Global Market Strategies CLO Ltd.
250,000	2.81%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	248,892
	LCM L.P.
350,000	3.22%, 04/20/2028, 3 mo. USD LIBOR + 1.400%(1)(2)	350,067
		3,181,327
	United States - 21.4%
	Benchmark Mortgage Trust
8,212,835	0.69%, 07/15/2051(3)(4)	281,584
	Cantor Commercial Real Estate
2,521,925	1.30%, 05/15/2052(3)(4)	210,861
	Citigroup Commercial Mortgage Trust
265,000	3.15%, 11/15/2049	283,516
	COLT Mortgage Loan Trust
172,496	3.87%, 10/26/2048(1)(3)	173,676
	CSMC Trust
750,000	2.76%, 04/05/2033(1)	752,916
	Deephaven Residential Mortgage Trust
455,488	3.56%, 04/25/2059(1)(3)	460,106
	Fannie Mae Connecticut Avenue Securities
245,724	3.66%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	247,668
965,000	4.21%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	987,202
844,463	5.91%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(2)	899,477
686,465	6.11%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(2)	727,359
848,192	6.66%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	912,411
	Ford Credit Auto Owner Trust
1,330,000	3.61%, 01/15/2030(1)	1,389,229
	FREMF Mortgage Trust
440,000	3.85%, 10/25/2049(1)(3)	467,748
490,000	3.88%, 07/25/2026(1)(3)	504,915
350,000	3.93%, 02/25/2050(1)(3)	367,698
230,000	3.98%, 10/25/2049(1)(3)	246,213
995,000	4.01%, 02/25/2050(1)(3)	1,042,441
600,000	4.08%, 08/25/2047(1)(3)	613,792
1,610,000	4.11%, 04/25/2051(1)(3)	1,741,494
165,000	4.38%, 06/25/2047(1)(3)	179,197
184,000	4.47%, 12/25/2044(1)(3)	191,035
211,000	4.53%, 02/25/2052(1)(3)	227,341
	Hertz Vehicle Financing II L.P.
74,440	3.29%, 02/25/2024(1)	77,143
	Mill City Mortgage Loan Trust
562,177	3.25%, 05/25/2062(1)(3)	575,895
	Morgan Stanley Bank of America Merrill Lynch Trust
815,000	3.83%, 12/15/2047	873,218
	Natixis Commercial Mortgage Securities Trust
1,187,000	4.40%, 06/17/2038(1)	1,360,780
	New Residential Mortgage Loan Trust
961,318	2.80%, 07/25/2049(1)(3)	969,916
1,046,094	3.75%, 01/25/2054(1)(3)	1,096,136
52,199	3.75%, 05/25/2054(1)(3)	54,072
164,868	3.75%, 11/25/2056(1)(3)	172,177
662,500	4.00%, 02/25/2057(1)(3)	698,178
	NRZ Excess Spread-Collateralized Notes
396,020	3.19%, 01/25/2023(1)	397,787
173,244	3.27%, 02/25/2023(1)	173,702

The Hartford Quality Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Seasoned Credit Risk Transfer Trust
$446,510	3.50%, 11/25/2057	$480,552
1,182,529	3.50%, 03/25/2058	1,252,844
1,209,306	3.50%, 07/25/2058	1,305,229
241,395	3.50%, 08/25/2058	260,771
1,061,511	3.50%, 10/25/2058	1,124,638
	SoFi Consumer Loan Program Trust
280,000	3.79%, 04/26/2027(1)	285,542
	Spruce Hill Mortgage Loan Trust
387,135	3.40%, 04/29/2049(1)(3)	390,432
	Towd Point Mortgage Trust
826,985	2.90%, 10/25/2059(1)(3)	849,712
642,000	3.75%, 04/25/2055(1)(3)	672,731
371,886	3.75%, 05/25/2058(1)(3)	388,377
	Toyota Auto Loan Extended Note Trust
385,000	2.56%, 11/25/2031(1)	398,818
	Verus Securitization Trust
551,594	2.78%, 07/25/2059(1)(5)	553,513
491,981	3.21%, 05/25/2059(1)(3)	496,464
375,000	3.70%, 07/25/2047(1)(3)	382,857
	VNDO Mortgage Trust
1,050,000	3.45%, 11/15/2030(1)(3)	1,077,791
	Wells Fargo Mortgage Backed Securities Trust
387,475	4.00%, 11/25/2048(1)(3)	396,435
	Wells Fargo N.A.
1,359,710	0.82%, 12/15/2052(3)(4)	80,596
2,037,257	0.97%, 09/15/2062(3)(4)	137,854
1,850,042	1.19%, 04/15/2052(3)(4)	148,718
		30,040,757
	Total Asset & Commercial Mortgage Backed Securities
	(cost $33,096,436)	$34,164,261
Corporate Bonds - 0.2%
	REITS - 0.2%
	SBA Tower Trust
295,000	2.84%, 01/15/2025(1)	305,344
	Total Corporate Bonds
	(cost $295,000)	$305,344
U.S. Government Agencies - 90.3%
	Mortgage-Backed Agencies - 89.8%
	FHLMC - 17.1%
$9,779	0.00%, 11/15/2036(6)(7)	$8,827
7,226,362	0.42%, 01/25/2027(3)(4)	133,396
4,362,187	0.74%, 03/25/2027(3)(4)	167,554
178,280	2.50%, 12/15/2026(4)	7,476
894,379	2.50%, 03/15/2028(4)	56,646
131,445	2.50%, 05/15/2028(4)	9,000
1,067,013	2.75%, 12/15/2041	1,094,448
33,254	2.86%, 08/25/2029, 1 mo. USD LIBOR + 1.200%(2)	33,275
166,554	3.00%, 05/15/2032(4)	9,463
349,099	3.00%, 03/01/2033	360,912
134,264	3.00%, 03/15/2033(4)	14,345
697,469	3.00%, 04/01/2033	721,042
876,326	3.00%, 01/01/2037	905,071
302,000	3.00%, 04/15/2042	318,202
1,392,330	3.00%, 11/01/2046	1,445,425
2,061,692	3.00%, 12/01/2046	2,131,678
561,701	3.00%, 10/01/2047	578,305
179,490	3.00%, 02/01/2048	184,373
86,020	3.00%, 03/01/2048	88,569
2,492,152	3.00%, 01/01/2050	2,548,857
995,000	3.12%, 10/25/2031(3)	1,089,008
170,580	3.50%, 06/15/2026(4)	7,122
61,742	3.50%, 09/15/2026(4)	4,734
101,532	3.50%, 03/15/2027(4)	6,839

The Hartford Quality Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$608,666	3.50%, 03/15/2041(4)	$47,399
1,577,613	3.50%, 05/01/2048	1,632,617
251,426	3.50%, 06/01/2048	261,065
165,208	3.50%, 09/01/2048	170,847
999,000	3.96%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	1,016,448
160,065	4.00%, 08/15/2026(4)	10,882
232,407	4.00%, 07/15/2027(4)	17,064
464,762	4.00%, 03/15/2028(4)	35,568
108,630	4.00%, 06/15/2028(4)	8,679
273,238	4.00%, 07/15/2030(4)	27,547
254,019	4.00%, 06/15/2041	275,782
250,000	4.00%, 11/15/2041	287,790
671,000	4.00%, 08/15/2043	775,075
252,635	4.00%, 07/01/2044	269,649
82,831	4.00%, 09/01/2048	87,000
1,219,817	4.00%, 11/01/2049	1,282,810
240,030	4.00%, 12/01/2049	253,343
224,691	4.46%, 05/25/2028, 1 mo. USD LIBOR + 2.800%(2)	225,803
79,950	4.50%, 02/01/2039	87,221
859,369	4.50%, 07/01/2042	939,494
133,120	4.50%, 09/01/2044	143,854
87,383	5.00%, 10/01/2028	93,643
291,181	5.00%, 09/01/2029	314,264
278,128	5.00%, 01/01/2030	300,397
311,072	5.00%, 09/01/2031	332,872
264,166	5.00%, 11/01/2031	282,730
50,432	5.00%, 09/01/2033	55,984
179,316	5.00%, 09/15/2033(4)	32,128
334,279	5.00%, 05/01/2039	371,066
518,209	5.00%, 08/01/2039	575,497
192,509	5.00%, 07/01/2041	213,617
270,102	5.00%, 02/15/2048(4)	52,353
244,196	5.00%, 03/01/2049	261,576
39,108	5.50%, 08/15/2033	44,344
267,500	5.50%, 04/01/2038	300,303
858,727	5.81%, 01/25/2025, 1 mo. USD LIBOR + 4.150%(2)	896,722
		23,908,000
	FNMA - 29.2%
$83,328	0.00%, 06/25/2036(6)(7)	$75,528
100,000	0.00%, 09/25/2041(6)(7)	78,109
2,673,101	1.57%, 05/25/2029(3)(4)	280,448
297,091	2.00%, 09/25/2039	290,020
857,000	2.00%, 02/25/2043	822,371
327,007	2.25%, 04/25/2055(3)(4)	19,725
338,360	2.33%, 06/25/2055(3)(4)	16,738
403,074	2.49%, 08/25/2044(3)(4)	21,072
31,601	2.50%, 06/25/2028(4)	1,987
420,000	2.50%, 03/25/2043	419,097
1,140,000	2.87%, 02/01/2032	1,228,031
288,972	3.00%, 02/25/2027(4)	16,379
106,035	3.00%, 09/25/2027(4)	7,596
322,937	3.00%, 12/25/2027(4)	25,279
848,337	3.00%, 03/01/2037	878,066
224,260	3.00%, 10/01/2037	232,064
951,954	3.00%, 06/25/2048	987,998
832,382	3.00%, 10/25/2048	871,190
943,568	3.00%, 08/25/2049	981,137
600,000	3.00%, 09/25/2057	637,415
1,300,000	3.07%, 11/01/2029	1,420,336
1,100,000	3.13%, 01/01/2030	1,199,470
850,000	3.19%, 09/01/2029	935,412
1,700,000	3.28%, 12/01/2032	1,889,353
338,393	3.38%, 12/01/2029	374,735
131,387	3.50%, 05/25/2027(4)	10,297
196,393	3.50%, 10/25/2027(4)	15,835

The Hartford Quality Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$53,061	3.50%, 05/25/2030(4)	$5,062
60,292	3.50%, 08/25/2030(4)	5,472
145,722	3.50%, 02/25/2031(4)	10,361
1,007,267	3.50%, 08/25/2033(4)	126,912
130,627	3.50%, 09/25/2035(4)	15,697
202,324	3.50%, 09/01/2043	213,134
316,014	3.50%, 10/01/2044	336,964
330,372	3.50%, 02/01/2045	346,287
337,607	3.50%, 02/01/2046	353,529
701,692	3.50%, 09/01/2046	732,001
317,723	3.50%, 10/01/2046	331,564
132,819	3.50%, 10/25/2046(4)	24,897
206,974	3.50%, 11/01/2046	220,704
219,024	3.50%, 09/01/2047	231,909
161,312	3.50%, 12/01/2047	170,995
222,299	3.50%, 02/01/2048	235,158
276,640	3.50%, 02/25/2048	289,063
500,000	3.50%, 05/25/2048	566,812
2,599,562	3.50%, 07/01/2049	2,681,772
1,677,155	3.50%, 09/01/2057	1,774,615
1,044,587	3.50%, 12/25/2058	1,111,786
200,000	3.55%, 02/01/2030	223,461
1,183,304	3.57%, 10/01/2029(8)	1,314,975
603,455	3.86%, 08/01/2035	688,368
263,535	4.00%, 05/25/2027(4)	20,057
424,656	4.00%, 12/01/2040	457,962
120,804	4.00%, 03/01/2041	130,133
31,304	4.00%, 03/25/2042(4)	3,280
357,345	4.00%, 11/25/2043	385,841
150,231	4.00%, 06/01/2044	160,242
17,218	4.00%, 08/01/2044	18,367
163,243	4.00%, 10/01/2044	174,129
302,111	4.00%, 11/01/2044	322,276
267,593	4.00%, 05/01/2045	284,174
192,161	4.00%, 07/01/2045	208,231
647,776	4.00%, 05/01/2046	690,450
156,522	4.00%, 06/01/2046	165,486
205,823	4.00%, 04/01/2047	222,994
1,763,199	4.00%, 07/01/2048	1,846,108
736,995	4.00%, 09/01/2048	772,399
947,092	4.00%, 11/01/2048	989,615
2,184,673	4.00%, 11/01/2049	2,295,509
2,067,447	4.00%, 12/01/2049	2,174,215
476,248	4.06%, 03/01/2030	545,757
46,125	4.50%, 07/25/2027(4)	3,616
81,976	4.50%, 08/01/2041	89,852
23,055	4.50%, 09/01/2041	25,119
549,412	4.50%, 09/25/2048(4)	107,240
25,937	5.00%, 11/01/2023	27,731
2,110,167	5.00%, 03/01/2049	2,262,150
360,607	5.00%, 06/01/2049	386,047
22,012	5.47%, 05/25/2042(3)(4)	2,157
342,614	5.50%, 07/25/2045(4)	73,205
462,167	6.00%, 01/25/2042(4)	78,268
407,374	6.00%, 01/25/2047(4)	90,462
304,519	6.00%, 09/25/2047(4)	71,099

		40,831,357
	GNMA - 30.1%
$70,385	1.75%, 09/20/2043	$70,315
548,176	2.14%, 04/20/2040	527,835
131,973	3.00%, 09/20/2028(4)	9,906
287,744	3.00%, 09/16/2042	301,618
280,290	3.00%, 09/20/2042	292,763
98,595	3.00%, 02/16/2043(4)	14,098
803,385	3.00%, 04/20/2045	842,496

The Hartford Quality Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$52,815	3.00%, 08/15/2045	$54,365
121,736	3.00%, 11/20/2045	126,289
169,000	3.00%, 02/20/2046	180,669
5,600,000	3.00%, 01/20/2050	5,763,427
9,750,000	3.00%, 02/01/2050(9)	10,027,266
62,146	3.50%, 02/16/2027(4)	4,837
150,370	3.50%, 03/20/2027(4)	12,835
153,787	3.50%, 07/20/2040(4)	12,184
401,427	3.50%, 12/20/2040	426,493
209,175	3.50%, 02/20/2041(4)	16,279
372,170	3.50%, 04/20/2042(4)	33,178
578,896	3.50%, 10/20/2042(4)	103,901
288,965	3.50%, 07/20/2043(4)	36,508
3,434,960	3.50%, 09/20/2049	3,553,323
3,584,557	3.50%, 11/20/2049	3,714,342
954,000	3.50%, 02/01/2050(9)	984,111
764,000	3.50%, 03/01/2050(9)	787,397
950,574	4.00%, 04/16/2026(4)	74,941
41,878	4.00%, 12/16/2026(4)	3,452
560,088	4.00%, 05/20/2029(4)	47,825
136,172	4.00%, 02/15/2041	148,527
27,733	4.00%, 05/16/2042(4)	4,003
114,726	4.00%, 03/20/2043(4)	21,183
45,226	4.00%, 01/20/2044(4)	9,435
393,227	4.00%, 03/20/2047(4)	59,434
597,703	4.00%, 07/20/2047(4)	80,840
6,760,000	4.00%, 02/01/2050(9)	7,006,106
282,269	4.50%, 06/20/2039	303,710
487,660	4.50%, 09/16/2040	538,718
44,611	4.50%, 09/20/2041	48,427
24,545	4.50%, 05/20/2044	26,518
52,233	4.50%, 06/20/2044	56,425
43,250	4.50%, 10/20/2044	46,724
162,365	4.50%, 04/20/2045(4)	33,894
24,646	4.50%, 01/20/2046	26,624
477,962	4.50%, 01/20/2047(4)	90,464
825,653	4.50%, 05/20/2048(4)	126,681
2,325,000	4.50%, 02/01/2050(9)	2,442,431
122,693	5.00%, 05/20/2034	136,425
39,699	5.00%, 07/15/2039	44,350
453,121	5.00%, 02/16/2040(4)	93,205
372,678	5.00%, 05/20/2040(4)	86,925
771,576	5.00%, 04/20/2041	1,001,753
27,391	5.00%, 06/15/2041	30,583
121,541	5.00%, 10/16/2041(4)	21,540
26,299	5.00%, 03/15/2044	29,367
509,240	5.00%, 11/16/2046(4)	108,179
112,815	5.00%, 01/16/2047(4)	24,456
428,090	5.00%, 09/16/2047(4)	97,011
470,639	5.00%, 06/20/2048(4)	103,569
400,000	5.00%, 02/01/2050(9)	423,422
336,984	5.50%, 05/20/2038	386,816
269,770	5.50%, 03/20/2039(4)	53,461
334,209	5.50%, 02/16/2047(4)	65,648
416,621	5.50%, 05/20/2047(4)	84,582
19,976	6.00%, 01/15/2039	22,753
126,186	6.00%, 09/15/2040	143,861
290,679	6.00%, 02/20/2046(4)	70,429

		42,121,132
	UMBS - 13.4%
$2,500,000	3.00%, 02/15/2035(9)	$2,575,391
5,825,000	3.00%, 02/12/2050(9)	5,957,025
8,949,000	3.50%, 02/15/2050(9)	9,237,745
700,000	4.00%, 02/18/2035(9)	731,893

The Hartford Quality Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$325,000	5.50%, 02/15/2050(9)			$349,973
				18,852,027
				125,712,516
	Other Direct Federal Obligations - 0.5%
	SLM Student Loan Trust
$631,349	3.09%, 12/15/2033, 3 mo. USD LIBOR + 1.200%(1)(2)			$625,848
	Total U.S. Government Agencies
	(cost $123,375,280)			$126,338,364
U.S. Government Securities - 0.7%
	Other Direct Federal Obligations - 0.7%
	Tennessee Valley Authority
700,000	4.25%, 09/15/2065			993,603
	Total U.S. Government Securities
	(cost $839,059)			$993,603
	Total Long-Term Investments
	(cost $157,605,775)			$161,801,572
Short-Term Investments - 7.6%
	Other Investment Pools & Funds - 7.6%
10,721,337	Fidelity Institutional Government Fund, Institutional Class, 1.48%(10)			10,721,337
	Total Short-Term Investments
	(cost $10,721,337)			$10,721,337
	Total Investments Excluding Purchased Options
	(cost $168,327,112)	123.2	% $	172,522,909
	Total Purchased Options
	(cost $970,001)	0.7	% $	979,602
	Total Investments
	(cost $169,297,113)	123.9	% $	173,502,511
	Other Assets and Liabilities	(23.9)%		(33,511,936)

	Total Net Assets	100.0	% $	139,990,575

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $24,880,955, representing 17.8% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Securities disclosed are principal-only strips.
(7)	Security is a zero-coupon bond.
(8)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2020, the market value of securities pledged was $839,012.
(9)	Represents or includes a TBA transaction.
(10)	Current yield as of period end.

The Hartford Quality Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		OTC Swaption Contracts Outstanding at January 31, 2020

		Exercise	Pay/						Premiums
		Price/FX Receive							Paid	Unrealized
	Counter- Rate/		Floating Expiration			Number of		Market (Received) Appreciation/
Description	party	Rate	Rate	Date	Notional Amount Contracts			Value †	by Fund	(Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BOA	2.45%	Receive	08/02/27	USD	725,000	725,000	$179,292	$62,350	$116,942
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	787,500	787,500	194,749	80,876	113,873
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	MSC	2.45%	Pay	08/02/27	USD	800,000	800,000	197,840	128,654	69,186
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 09/24/59 *	DEUT	1.85%	Pay	09/20/29	USD	700,000	700,000	126,070	114,450	11,620

Total Calls								$697,951	$386,330	$311,621
Puts
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BOA	2.45%	Pay	08/02/27	USD	725,000	725,000	$56,216	$166,025	$(109,809)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	787,500	787,500	61,063	155,610	(94,547)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	MSC	2.45%	Receive	08/02/27	USD	800,000	800,000	62,032	147,586	(85,554)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 09/24/59 *	DEUT	1.85%	Receive	09/20/29	USD	700,000	700,000	102,340	114,450	(12,110)

Total Puts								$281,651	$583,671	$(302,020)

Total purchased swaption contracts								$979,602	$970,001	$9,601

* Swaptions with forward premiums.

		Futures Contracts Outstanding at January 31, 2020
									Value and
				Number				Current	Unrealized
				of				Notional	Appreciation/
Description				Contracts		Expiration Date		Amount	(Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future					364	03/20/2020		$47,922,875		$750,873
U.S. Treasury Long Bond Future					29	03/20/2020		4,742,406		144,759
U.S. Treasury Ultra Bond Future					46	03/20/2020		8,909,625		269,228
Total									$1,164,860
Short position contracts:
U.S. Treasury 2-Year Note Future					4	03/31/2020		$865,437		$(3,687)
U.S. Treasury 5-Year Note Future					51	03/31/2020		6,136,336		(85,758)
U.S. Treasury 10-Year Ultra Future					65	03/20/2020		9,467,656		(211,986)

Total										$(301,431)

Total futures contracts										$863,429

The Hartford Quality Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2020
				Unrealized
	Principal			Appreciation/
Description	Amount	Maturity Date	Market Value †	(Depreciation)
GNMA II, 3.00%	$5,950,000	02/20/2050	$(6,119,203)	$(16,078)
GNMA II, 3.00%	3,350,000	03/23/2050	(3,441,288)	(8,584)
UMBS, 2.50%	1,917,000	02/15/2035	(1,951,446)	(13,229)
UMBS, 3.00%	3,400,000	02/12/2050	(3,477,061)	(12,250)
UMBS, 3.50%	2,665,000	02/18/2035	(2,780,109)	(11,214)
UMBS, 4.00%	7,045,000	02/15/2050	(7,360,374)	(26,896)
UMBS, 4.50%	720,000	02/12/2050	(761,766)	(2,672)

Total (proceeds receivable $25,800,324)			$(25,891,247)	$(90,923)

At January 31, 2020, the aggregate market value of TBA Sale Commitments represents (18.5)% of total net assets.

	Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2020

	Payments				Periodic	Upfront	Upfront		Unrealized
Payments made by	received by			Expiration Payment Premiums			Premiums		Appreciation/
Fund	Fund	Notional Amount		Date	Frequency	Paid	Received	Value †	(Depreciation)
3 Mo. USD LIBOR	3.00% Fixed	USD	7,119,000	04/30/25	Semi-Annual$	13,761	$—	$(657,008)	$(670,769)
3 Mo. USD LIBOR	2.28% Fixed	USD	5,925,000	07/14/27	Semi-Annual	—	—	(373,343)	(373,343)
3 Mo. USD LIBOR	2.83% Fixed	USD	6,089,000	12/21/28	Semi-Annual	—	—	(720,050)	(720,050)
3 Mo. USD LIBOR	2.89% Fixed	USD	350,000	12/31/48	Semi-Annual	—	—	(99,949)	(99,949)
3 Mo. USD LIBOR	2.87% Fixed	USD	175,000	01/28/49	Semi-Annual	—	—	(51,122)	(51,122)
3 Mo. USD LIBOR	2.39% Fixed	USD	400,000	05/31/49	Semi-Annual	—	—	(67,786)	(67,786)
3 Mo. USD LIBOR	1.79% Fixed	USD	405,000	09/24/49	Semi-Annual	—	—	(12,046)	(12,046)

Total						$13,761	$—	$(1,981,304)	$(1,995,065)

	Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description	Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date		Appreciation Depreciation
5,911,218	USD	640,000,000	JPY	MSC	02/06/20			$2,571	$—

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: BOA DEUT JPM MSC Currency Abbreviations: JPY USD Other Abbreviations: CLO CMO FHLMC FNMA GNMA LIBOR PT TBA UMBS

Banc of America Securities LLC Deutsche Bank Securities, Inc. JP Morgan Chase & Co. Morgan Stanley

Japanese Yen United States Dollar

Collateralized Loan Obligation Collateralized Mortgage Obligation Federal Home Loan Mortgage Corp. Federal National Mortgage Association Government National Mortgage Association London Interbank Offered Rate Perseroan Terbatas To Be Announced Uniform Mortgage-Backed Securities

The Hartford Quality Bond Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2 Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities		$34,164,261	$—	$34,164,261	$—
Corporate Bonds		305,344	—	305,344	—
U.S. Government Agencies		126,338,364	—	126,338,364	—
U.S. Government Securities		993,603	—	993,603	—
Short-Term Investments		10,721,337	10,721,337	—	—
Purchased Options		979,602	—	979,602	—
Foreign Currency Contracts(2)		2,571	—	2,571	—
Futures Contracts(2)		1,164,860	1,164,860	—	—

Total		$174,669,942	$11,886,197	$162,783,745	$—
Liabilities
Futures Contracts(2)		$(301,431)	$(301,431)	$—	$—
Swaps - Interest Rate(2)		(1,995,065)	—	(1,995,065)	—
TBA Sale Commitments		(25,891,247)	—	(25,891,247)	—
Total		$(28,187,743)	$(301,431)	$(27,886,312)	$—

(1) For the period ended January 31, 2020, investments valued at $286,523 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Short Duration Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 16.6%
	Asset-Backed - Automobile - 0.8%
	Credit Acceptance Auto Loan Trust
$4,960,000	2.38%, 11/15/2028(1)	$5,007,858
657,540	2.65%, 06/15/2026(1)	659,535
1,270,000	3.55%, 08/15/2027(1)	1,292,731
	OneMain Direct Auto Receivables Trust
3,750,000	3.43%, 12/16/2024(1)	3,805,167
	Santander Drive Auto Receivables Trust
1,170,207	2.46%, 03/15/2022	1,171,453
	Westlake Automobile Receivables Trust
590,000	3.20%, 01/16/2024(1)	592,099
		12,528,843
	Asset-Backed - Finance & Insurance - 4.3%
	Ajax Mortgage Loan Trust
2,291,742	3.16%, 09/25/2056(1)(2)	2,306,000
	Apidos CLO
2,250,000	2.91%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(3)	2,248,855
	Bayview Opportunity Master Fund Trust
406,535	3.50%, 01/28/2055(1)(2)	413,144
717,903	3.50%, 06/28/2057(1)(2)	733,074
894,542	3.50%, 01/28/2058(1)(2)	912,026
285,630	4.00%, 11/28/2053(1)(2)	294,057
913,967	4.00%, 10/28/2064(1)(2)	939,397
	Carlyle Global Market Strategies CLO Ltd.
250,000	2.71%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	250,054
1,500,000	2.81%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,493,354
1,000,000	3.24%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(3)	995,062
	CIFC Funding Ltd.
2,125,000	3.09%, 07/16/2030, 3 mo. USD LIBOR + 1.250%(1)(3)	2,125,740
	DB Master Finance LLC
2,636,750	3.79%, 05/20/2049(1)	2,707,626
	Ellington Financial Mortgage Trust
915,735	2.74%, 11/25/2059(1)(2)	920,874
	Finance of America Structured Securities Trust
755,738	3.38%, 09/25/2028(1)(2)	755,517
	KKR CLO Ltd.
1,190,000	2.83%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	1,177,987
	Nationstar HECM Loan Trust
175,884	3.19%, 07/25/2028(1)(2)	175,877
	NRZ Excess Spread-Collateralized Notes
1,313,273	3.19%, 01/25/2023(1)	1,319,132
	OBX Trust
1,649,963	4.00%, 11/25/2048(1)(2)	1,661,146
	Octagon Investment Partners Ltd.
1,250,000	2.86%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	1,243,855
	OneMain Financial Issuance Trust
4,000,000	3.48%, 02/14/2031(1)	4,060,372
825,000	4.57%, 02/20/2029(1)	829,795
	Planet Fitness Master Issuer LLC
2,863,750	4.26%, 09/05/2048(1)	2,934,370
	Regional Management Issuance Trust
1,450,000	3.05%, 11/15/2028(1)	1,456,434
1,385,000	3.83%, 07/15/2027(1)	1,392,514
2,500,000	4.56%, 01/18/2028(1)	2,552,426
	SoFi Consumer Loan Program LLC
1,068,576	3.28%, 01/26/2026(1)	1,072,282
	Towd Point Mortgage Trust
1,529,104	2.25%, 07/25/2056(1)(2)	1,529,028
286,285	2.75%, 02/25/2055(1)(2)	287,554
732,434	2.75%, 04/25/2055(1)(2)	735,388
303,636	2.75%, 05/25/2055(1)(2)	304,209

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$2,280,266	2.75%, 10/25/2056(1)(2)	$2,307,524
1,390,105	2.75%, 04/25/2057(1)(2)	1,404,732
913,916	2.75%, 07/25/2057(1)(2)	926,955
1,361,031	2.75%, 10/25/2057(1)(2)	1,381,325
	Tryon Park CLO Ltd.
4,915,000	2.72%, 04/15/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	4,907,244
	Vantage Data Centers Issuer LLC
2,564,271	3.19%, 07/15/2044(1)	2,625,185
961,217	4.07%, 02/16/2043(1)	1,001,216
1,289,775	4.20%, 11/16/2043(1)	1,348,179
	Verizon Owner Trust
1,485,000	2.22%, 12/20/2021(1)	1,488,610
	Wingstop Funding LLC
3,151,188	4.97%, 12/05/2048(1)	3,250,891
	Z Capital Credit Partners CLO Ltd.
2,755,000	3.29%, 07/16/2027, 3 mo. USD LIBOR + 1.450%(1)(3)	2,726,293
		63,195,303
	Asset-Backed - Home Equity - 0.1%
	Accredited Mortgage Loan Trust
339,144	2.34%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(3)	340,842
	Morgan Stanley ABS Capital, Inc. Trust
853,994	2.42%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(3)	859,925
	Residential Asset Securitization Trust
82,537	5.10%, 07/25/2034(2)	83,871
		1,284,638
	Collateralized - Mortgage Obligations - 0.2%
	Natixis Commercial Mortgage Securities Trust
2,235,000	2.51%, 10/15/2036(1)	2,260,789
	Commercial Mortgage - Backed Securities - 0.9%
	Citigroup Mortgage Loan Trust
1,926,223	3.25%, 03/25/2061(1)(2)	1,971,813
1,500,863	3.50%, 02/25/2058(1)(2)	1,550,134
	DBUBS Mortgage Trust
547,991	0.88%, 11/10/2046(1)(2)(4)	1,516
	FREMF Mortgage Trust
635,000	3.31%, 04/25/2046(1)(2)	634,305
900,000	4.16%, 05/25/2045(1)(2)	937,841
3,028,530	4.26%, 02/25/2046(1)(2)	3,076,752
1,000,000	4.78%, 11/25/2049(1)(2)	1,015,511
	JP Morgan Chase Commercial Mortgage Securities Trust
1,579,025	3.91%, 05/05/2030(1)	1,627,634
2,330,655	4.39%, 07/15/2046(1)	2,379,510
		13,195,016
	Other ABS - 1.4%
	Avant Loans Funding Trust
2,327,211	2.72%, 10/15/2026(1)	2,331,554
	Dryden Senior Loan Fund
1,080,000	2.80%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,076,138
	Falcon Aerospace Ltd.
3,308,088	3.60%, 09/15/2039(1)	3,320,442
	Finance of America Structured Securities Trust
993,316	3.28%, 04/25/2029(1)(2)	994,160
	Marlette Funding Trust
3,460,848	2.39%, 12/17/2029(1)	3,469,714
1,181,874	2.69%, 09/17/2029(1)	1,187,446
74,813	3.06%, 07/17/2028(1)	74,857
1,527,380	3.13%, 07/16/2029(1)	1,540,228
915,743	3.44%, 04/16/2029(1)	924,033
	Nationstar HECM Loan Trust
847,870	2.65%, 06/25/2029(1)(2)	849,018
	Stack Infrastructure Issuer LLC
3,560,000	3.08%, 10/25/2044(1)	3,581,819

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	VOLT LXIV LLC
$817,291	3.38%, 10/25/2047(1)(5)	$817,600
		20,167,009
	Whole Loan Collateral CMO - 9.0%
	Angel Oak Mortgage Trust LLC
1,415,000	2.47%, 12/25/2059(1)(2)	1,419,246
390,129	2.48%, 07/25/2047(1)(2)	390,083
371,750	2.71%, 11/25/2047(1)(2)	371,823
81,427	2.81%, 01/25/2047(1)(2)	81,426
4,082,623	2.99%, 07/26/2049(1)(2)	4,111,241
1,626,951	3.92%, 11/25/2048(1)(2)	1,655,978
	Arroyo Mortgage Trust
4,782,655	2.96%, 10/25/2048(1)(2)	4,832,976
1,214,349	3.81%, 01/25/2049(1)(2)	1,248,500
	Bellemeade Re Ltd.
221,120	2.86%, 10/25/2028, 1 mo. USD LIBOR + 1.200%(1)(3)	221,155
	Bunker Hill Loan Depositary Trust
3,840,892	2.72%, 11/25/2059(1)(5)	3,874,732
1,173,052	3.61%, 10/26/2048(1)(5)	1,185,693
3,625,513	3.82%, 10/26/2048(1)(5)	3,670,087
	CIM Trust
2,491,710	3.00%, 04/25/2057(1)(2)	2,519,063
	Colombia Cent CLO Ltd.
1,270,000	2.94%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	1,271,128
	COLT Mortgage Loan Trust
4,690,000	2.49%, 02/25/2050(1)(2)	4,695,203
3,077,931	2.58%, 11/25/2049(1)(2)	3,102,632
877,404	2.76%, 08/25/2049(1)(2)	880,692
403,166	2.93%, 02/25/2048(1)(2)	403,804
533,548	3.47%, 07/27/2048(1)(2)	535,561
430,091	3.69%, 10/26/2048(1)(2)	433,063
605,393	3.71%, 03/25/2049(1)(2)	614,562
1,867,207	4.01%, 12/28/2048(1)(2)	1,880,343
	CSMC Trust
1,701,270	4.13%, 07/25/2058(1)(2)	1,717,066
	Deephaven Residential Mortgage Trust
379,518	2.45%, 06/25/2047(1)(2)	379,844
182,486	2.73%, 12/26/2046(1)(2)	182,056
4,637,687	2.79%, 10/25/2059(1)(2)	4,657,474
224,758	2.81%, 10/25/2047(1)(2)	225,568
824,939	3.48%, 04/25/2058(1)(2)	832,492
1,956,985	3.79%, 08/25/2058(1)(2)	1,972,494
	Flagstar Mortgage Trust
1,107,141	4.00%, 09/25/2048(1)(2)	1,115,379
	Galton Funding Mortgage Trust
3,430,056	2.66%, 10/25/2059(1)(2)	3,448,721
	GCAT Trust
2,143,642	2.65%, 10/25/2068(1)(2)	2,166,497
	Home Re Ltd.
601,039	3.26%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	601,878
	MetLife Securitization Trust
954,933	3.00%, 04/25/2055(1)(2)	974,438
	MFA Trust
525,396	2.59%, 02/25/2057(1)(2)	523,752
	Mill City Mortgage Loan Trust
593,240	2.50%, 04/25/2057(1)(2)	594,804
4,311,865	2.75%, 07/25/2059(1)(2)	4,371,134
1,908,924	2.75%, 01/25/2061(1)(2)	1,928,622
1,080,830	3.25%, 05/25/2062(1)(2)	1,107,205
2,072,119	3.50%, 05/25/2058(1)(2)	2,125,922
1,992,601	3.50%, 08/25/2058(1)(2)	2,067,178
	New Residential Advance Receivables Trust
5,525,000	2.43%, 10/15/2051(1)	5,549,977
	New Residential Mortgage LLC
2,666,315	3.61%, 05/25/2023(1)	2,671,708

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$2,901,354	3.79%, 07/25/2054(1)	$2,912,673
	New Residential Mortgage Loan Trust
3,037,460	2.41%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	3,033,930
3,895,000	2.46%, 01/26/2060(1)(2)	3,907,873
564,703	3.25%, 09/25/2056(1)(2)	582,285
941,019	3.50%, 12/25/2057(1)(2)	976,178
572,505	3.75%, 11/26/2035(1)(2)	599,027
401,732	3.75%, 03/25/2056(1)(2)	419,975
620,883	3.75%, 11/25/2056(1)(2)	648,411
1,146,634	4.00%, 02/25/2057(1)(2)	1,208,385
1,130,633	4.00%, 03/25/2057(1)(2)	1,196,901
782,198	4.00%, 04/25/2057(1)(2)	822,647
1,138,386	4.00%, 05/25/2057(1)(2)	1,204,851
1,841,451	4.00%, 09/25/2057(1)(2)	1,913,687
873,653	4.00%, 12/25/2057(1)(2)	914,047
	NRZ Advance Receivables Trust
2,700,000	2.59%, 07/15/2052(1)	2,724,042
	OBX Trust
4,340,000	3.50%, 05/25/2049(1)(2)	4,447,822
	Preston Ridge Partners Mortgage Trust LLC
1,253,686	3.75%, 04/25/2023(1)(2)	1,256,407
	PSMC Trust
5,113,715	3.50%, 10/25/2049(1)(2)	5,229,597
	Radnor RE Ltd.
1,898,371	2.86%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(3)	1,898,853
	Sequoia Mortgage Trust
4,224,614	3.50%, 11/25/2049(1)(2)	4,313,166
349,660	4.00%, 09/25/2048(1)(2)	352,536
1,733,903	4.50%, 08/25/2048(1)(2)	1,802,214
	Spruce Hill Mortgage Loan Trust
951,073	3.40%, 04/29/2049(1)(2)	959,171
	Towd Point Mortgage Trust
829,314	2.25%, 04/25/2056(1)(2)	830,369
2,182,856	2.90%, 10/25/2059(1)(2)	2,242,845
	Verus Securitization Trust
2,466,000	2.42%, 01/25/2060(1)(2)	2,470,258
2,890,406	2.64%, 11/25/2059(1)(5)	2,910,593
476,659	2.93%, 02/25/2048(1)(2)	477,301
1,611,136	3.68%, 06/01/2058(1)(2)	1,625,776
	Wells Fargo Mortgage Backed Securities Trust
1,510,702	4.00%, 04/25/2049(1)(2)	1,519,819
		134,014,839
	Total Asset & Commercial Mortgage Backed Securities
	(cost $244,836,160)	$246,646,437
Corporate Bonds - 53.3%
	Aerospace/Defense - 0.6%
	Arconic, Inc.
500,000	5.87%, 02/23/2022	533,130
	BAE Systems Holdings, Inc.
365,000	2.85%, 12/15/2020(1)	367,683
	L3Harris Technologies, Inc.
2,275,000	3.85%, 06/15/2023(1)	2,417,853
	United Technologies Corp.
4,825,000	3.65%, 08/16/2023	5,134,866
		8,453,532
	Agriculture - 0.6%
	Altria Group, Inc.
3,125,000	3.49%, 02/14/2022	3,221,488
	BAT Capital Corp.
5,000,000	2.79%, 09/06/2024	5,104,126
	Reynolds American, Inc.
644,000	3.25%, 06/12/2020	646,480
		8,972,094

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Auto Manufacturers - 2.2%
	Daimler Finance North America LLC
$2,000,000	2.00%, 07/06/2021(1)	$2,002,000
	Ford Motor Credit Co. LLC
2,000,000	2.46%, 03/27/2020	2,000,916
3,125,000	3.35%, 11/01/2022	3,170,969
2,800,000	4.06%, 11/01/2024	2,889,677
	General Motors Financial Co., Inc.
2,850,000	2.90%, 02/26/2025	2,880,375
2,500,000	3.15%, 06/30/2022	2,558,057
2,500,000	3.20%, 07/06/2021	2,539,215
2,500,000	4.20%, 11/06/2021	2,586,519
	Harley-Davidson Financial Services, Inc.
2,500,000	2.85%, 01/15/2021(1)	2,519,992
	Hyundai Capital America
2,490,000	2.60%, 03/19/2020(1)	2,491,908
1,825,000	4.13%, 06/08/2023(1)	1,926,536
	Nissan Motor Acceptance Corp.
1,000,000	2.15%, 09/28/2020(1)	1,001,725
1,250,000	2.55%, 03/08/2021(1)	1,257,325
	Volkswagen Group of America Finance LLC
3,025,000	4.25%, 11/13/2023(1)	3,264,572
		33,089,786
	Auto Parts & Equipment - 0.3%
	Goodyear Tire & Rubber Co.
4,237,000	8.75%, 08/15/2020	4,374,703
	Beverages - 0.4%
	Anheuser-Busch InBev Finance, Inc.
1,155,000	3.70%, 02/01/2024	1,241,467
	Anheuser-Busch InBev Worldwide, Inc.
1,700,000	4.15%, 01/23/2025	1,875,006
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,489,269
340,000	2.70%, 05/09/2022	345,855
	Molson Coors Brewing Co.
625,000	2.10%, 07/15/2021	626,976
		6,578,573
	Biotechnology - 0.1%
	Gilead Sciences, Inc.
1,750,000	3.25%, 09/01/2022	1,815,117
	Chemicals - 1.0%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	956,209
3,225,000	4.63%, 11/15/2022	3,436,159
	DuPont de Nemours, Inc.
3,600,000	4.21%, 11/15/2023	3,897,065
	Eastman Chemical Co.
2,500,000	3.50%, 12/01/2021	2,568,961
	International Flavors & Fragrances, Inc.
1,235,000	3.40%, 09/25/2020	1,245,647
	Sherwin-Williams Co.
439,000	2.75%, 06/01/2022	449,317
	Syngenta Finance N.V.
2,000,000	3.70%, 04/24/2020(1)	2,004,148
		14,557,506
	Commercial Banks - 15.7%
	Banco Santander S.A.
1,600,000	3.13%, 02/23/2023	1,651,478
1,200,000	3.50%, 04/11/2022	1,238,450
600,000	3.85%, 04/12/2023	632,047
	Bank of America Corp.
3,500,000	2.50%, 10/21/2022	3,544,807

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	2.74%, 01/23/2022, (2.74% fixed rate until 01/23/2021; 3 mo. USD LIBOR + 0.370%
$1,500,000	thereafter)(6)	$1,513,731
3,825,000	4.00%, 04/01/2024	4,145,580
	Bank of Montreal
4,915,000	2.05%, 11/01/2022	4,961,518
	Banque Federative du Credit Mutuel S.A.
1,500,000	2.70%, 07/20/2022(1)	1,531,973
	Barclays plc
1,850,000	2.88%, 06/08/2020	1,854,514
2,625,000	3.25%, 01/12/2021	2,655,817
	4.61%, 02/15/2023, (4.61% fixed rate until 02/15/2022; 3 mo. USD LIBOR + 1.400%
1,775,000	thereafter)(6)	1,860,059
	BB&T Corp.
1,750,000	3.05%, 06/20/2022	1,801,292
	BNP Paribas S.A.
580,000	2.95%, 05/23/2022(1)	593,707
750,000	3.50%, 03/01/2023(1)	783,052
	BPCE S.A.
3,000,000	2.38%, 01/14/2025(1)	3,024,168
1,750,000	2.75%, 01/11/2023(1)	1,794,556
300,000	3.00%, 05/22/2022(1)	306,812
1,500,000	4.00%, 09/12/2023(1)	1,599,123
	Canadian Imperial Bank of Commerce
	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785%
1,250,000	thereafter)(6)	1,270,726
1,250,000	3.50%, 09/13/2023	1,326,444
	Capital One Financial Corp.
2,500,000	2.66%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(3)	2,503,300
1,250,000	3.05%, 03/09/2022	1,279,969
1,750,000	3.45%, 04/30/2021	1,784,195
1,755,000	3.90%, 01/29/2024	1,879,035
	CIT Group, Inc.
2,500,000	4.13%, 03/09/2021	2,540,000
1,620,000	5.00%, 08/15/2022	1,721,250
3,980,000	5.00%, 08/01/2023	4,268,550
	Citigroup, Inc.
2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. SOFR + 0.867%
3,000,000	thereafter)(6)	3,020,326
4,500,000	2.90%, 12/08/2021	4,583,140
	Citizens Bank NA
770,000	2.55%, 05/13/2021	777,288
4,500,000	2.65%, 05/26/2022	4,583,354
	Citizens Financial Group, Inc.
665,000	2.38%, 07/28/2021	670,150
	Comerica, Inc.
3,550,000	3.70%, 07/31/2023	3,771,550
	Cooperatieve Rabobank UA
1,500,000	2.75%, 01/10/2022	1,530,897
	Credit Agricole S.A.
2,500,000	2.38%, 01/22/2025(1)	2,536,097
735,000	3.75%, 04/24/2023(1)	775,273
	Credit Suisse Group AG
2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. SOFR + 1.560%
3,420,000	thereafter)(1)(6)	3,476,060
2,001,000	3.57%, 01/09/2023(1)	2,060,427
	Credit Suisse Group Funding Guernsey Ltd.
2,000,000	3.45%, 04/16/2021	2,037,907
	Danske Bank A/S
1,120,000	2.00%, 09/08/2021(1)	1,120,443
1,250,000	2.70%, 03/02/2022(1)	1,268,247
1,250,000	2.80%, 03/10/2021(1)	1,263,407
5,510,000	5.00%, 01/12/2022(1)	5,805,261
	Deutsche Bank AG
1,190,000	2.70%, 07/13/2020	1,192,290
	Discover Bank
2,425,000	2.45%, 09/12/2024	2,452,273

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	DNB Bank ASA
$3,000,000	2.15%, 12/02/2022(1)	$3,027,819
2,150,000	2.38%, 06/02/2021(1)	2,169,758
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,479,302
1,750,000	2.60%, 06/15/2022	1,781,307
2,000,000	3.65%, 01/25/2024	2,127,873
	Goldman Sachs Group, Inc.
1,225,000	2.35%, 11/15/2021	1,230,618
660,000	2.63%, 04/25/2021	666,428
1,005,000	2.88%, 02/25/2021	1,015,650
4,000,000	3.00%, 04/26/2022	4,059,477
1,500,000	3.20%, 02/23/2023	1,556,107
2,500,000	3.63%, 02/20/2024	2,658,904
	HSBC Holdings plc
	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD LIBOR + 1.140%
3,500,000	thereafter)(6)	3,558,666
1,800,000	2.95%, 05/25/2021	1,827,663
	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055%
2,135,000	thereafter)(6)	2,190,223
1,150,000	3.40%, 03/08/2021	1,170,483
	Huntington Bancshares, Inc.
2,000,000	2.30%, 01/14/2022	2,019,288
1,700,000	3.15%, 03/14/2021	1,725,205
	ING Groep N.V.
705,000	3.15%, 03/29/2022	723,978
2,000,000	4.10%, 10/02/2023	2,146,052
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	1,993,620
2,000,000	3.25%, 09/23/2024(1)	2,043,168
1,675,000	3.38%, 01/12/2023(1)	1,722,459
750,000	6.50%, 02/24/2021(1)	785,029
	JP Morgan Chase & Co.
4,000,000	2.30%, 08/15/2021	4,010,486
	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160%
4,600,000	thereafter)(6)	4,672,812
	KeyBank NA
1,500,000	2.40%, 06/09/2022	1,524,906
905,000	2.50%, 11/22/2021	919,475
1,700,000	3.30%, 02/01/2022	1,753,719
	Macquarie Bank Ltd.
4,100,000	2.10%, 10/17/2022(1)	4,131,843
	Macquarie Group Ltd.
	3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD
3,000,000	LIBOR + 1.023% thereafter)(1)(6)	3,091,255
	Manufacturers & Traders Trust Co.
1,045,000	2.88%, 12/28/2020, 1 mo. USD LIBOR + 1.215%(3)	1,045,587
	Mitsubishi UFJ Financial Group, Inc.
3,580,000	2.62%, 07/18/2022	3,649,197
	Mizuho Financial Group, Inc.
1,500,000	2.63%, 04/12/2021(1)	1,516,790
	2.72%, 07/16/2023, (2.72% fixed rate until 07/16/2022; 3 mo. USD LIBOR + 0.840%
2,000,000	thereafter)(6)	2,035,828
	Morgan Stanley
2,000,000	2.28%, 01/20/2023, 3 mo. USD SOFR + 0.700%(3)	2,002,680
920,000	2.50%, 04/21/2021	928,931
2,000,000	2.75%, 05/19/2022	2,042,719
	National Bank of Canada
3,400,000	2.15%, 10/07/2022(1)	3,425,931
	NatWest Markets plc
4,125,000	3.63%, 09/29/2022(1)	4,294,858
	Regions Financial Corp.
2,500,000	2.75%, 08/14/2022	2,556,207
1,500,000	3.80%, 08/14/2023	1,599,062
	Royal Bank of Canada
3,900,000	2.25%, 11/01/2024	3,974,077

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Santander Holdings USA, Inc.
$1,115,000	2.65%, 04/17/2020	$1,116,171
3,530,000	3.70%, 03/28/2022	3,644,699
	Santander UK plc
2,670,000	2.10%, 01/13/2023	2,691,811
2,000,000	3.40%, 06/01/2021	2,044,286
	Skandinaviska Enskilda Banken AB
1,400,000	2.63%, 11/17/2020(1)	1,408,274
1,500,000	2.80%, 03/11/2022	1,531,312
	Standard Chartered plc
	2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200%
3,655,000	thereafter)(1)(6)	3,689,370
	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150%
3,400,000	thereafter)(1)(6)	3,527,257
	SunTrust Banks, Inc.
895,000	2.90%, 03/03/2021	906,168
	Toronto-Dominion Bank
5,000,000	1.90%, 12/01/2022	5,027,489
	UBS Group Funding Switzerland AG
2,750,000	3.00%, 04/15/2021(1)	2,792,316
	UniCredit S.p.A.
3,250,000	3.75%, 04/12/2022(1)	3,347,504
3,035,000	6.57%, 01/14/2022(1)	3,265,704
	Wells Fargo & Co.
	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825%
4,650,000	thereafter)(6)	4,722,291
1,795,000	3.75%, 01/24/2024	1,917,064
		232,477,699
	Commercial Services - 1.1%
	Equifax, Inc.
3,365,000	2.60%, 12/01/2024	3,456,517
1,035,000	3.30%, 12/15/2022	1,073,027
2,555,000	3.95%, 06/15/2023	2,724,654
	Global Payments, Inc.
2,345,000	2.65%, 02/15/2025	2,402,538
	IHS Markit Ltd.
2,750,000	4.13%, 08/01/2023	2,927,925
	Total System Services, Inc.
1,500,000	3.80%, 04/01/2021	1,530,448
1,500,000	4.00%, 06/01/2023	1,595,055
		15,710,164
	Construction Materials - 0.1%
	Fortune Brands Home & Security, Inc.
2,000,000	3.00%, 06/15/2020	2,006,639
	Diversified Financial Services - 3.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
910,000	3.30%, 01/23/2023	941,822
	AIG Global Funding
2,230,000	2.30%, 07/01/2022(1)	2,257,732
	Air Lease Corp.
2,500,000	2.25%, 01/15/2023	2,521,542
2,700,000	2.63%, 07/01/2022	2,735,031
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,272,232
1,400,000	4.40%, 09/25/2023	1,501,973
3,075,000	5.13%, 03/15/2021	3,178,931
	Ally Financial, Inc.
2,690,000	3.88%, 05/21/2024	2,836,820
10,355,000	4.13%, 03/30/2020	10,390,414
	Avolon Holdings Funding Ltd.
4,250,000	2.88%, 02/15/2025(1)	4,287,315
	CNA Financial Corp.
2,500,000	7.25%, 11/15/2023	2,938,349

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	LeasePlan Corp. N.V.
$4,125,000	2.88%, 10/24/2024(1)	$4,221,562
	Navient Corp.
416,000	8.00%, 03/25/2020	418,912
	Protective Life Global Funding
2,525,000	2.62%, 08/22/2022(1)	2,572,883
	Societe Generale S.A.
1,350,000	2.50%, 04/08/2021(1)	1,361,684
1,800,000	3.25%, 01/12/2022(1)(7)	1,846,763
	Synchrony Financial
610,000	2.70%, 02/03/2020	610,000
2,135,000	2.85%, 07/25/2022	2,176,436
1,245,000	4.38%, 03/19/2024	1,337,439
	Western Union Co.
4,925,000	2.85%, 01/10/2025	5,041,119
		54,448,959
	Electric - 3.0%
	AEP Texas, Inc.
2,500,000	2.40%, 10/01/2022	2,537,864
	Ameren Corp.
2,500,000	2.50%, 09/15/2024	2,547,757
	CenterPoint Energy, Inc.
3,400,000	3.85%, 02/01/2024	3,631,958
	Cleco Corporate Holdings LLC
2,280,000	3.74%, 05/01/2026	2,394,466
	Dominion Energy, Inc.
2,475,000	3.07%, 08/15/2024(5)	2,568,937
	Edison International
2,000,000	2.40%, 09/15/2022	2,006,029
2,750,000	2.95%, 03/15/2023	2,817,306
1,840,000	3.55%, 11/15/2024	1,936,465
	Emera U.S. Finance L.P.
395,000	2.70%, 06/15/2021	399,734
	Enel Finance International N.V.
3,150,000	2.88%, 05/25/2022(1)	3,213,005
1,500,000	4.25%, 09/14/2023(1)	1,608,933
	Evergy, Inc.
3,760,000	2.45%, 09/15/2024	3,824,802
	Eversource Energy
1,055,000	2.50%, 03/15/2021	1,063,102
890,000	3.80%, 12/01/2023	945,374
	Exelon Corp.
805,000	2.85%, 06/15/2020	807,194
	FirstEnergy Corp.
970,000	2.85%, 07/15/2022	991,034
	ITC Holdings Corp.
1,850,000	2.70%, 11/15/2022	1,886,476
	Potomac Electric Power Co.
705,000	3.05%, 04/01/2022	720,434
	Public Service Enterprise Group, Inc.
3,410,000	2.88%, 06/15/2024	3,527,736
	SCANA Corp.
1,341,000	4.75%, 05/15/2021	1,372,011
	Southern Co.
3,000,000	2.35%, 07/01/2021	3,021,798
		43,822,415
	Electronics - 0.1%
	Fortive Corp.
850,000	2.35%, 06/15/2021	854,605
	Engineering & Construction - 0.1%
	SBA Tower Trust
1,760,000	3.17%, 04/09/2047(1)	1,790,924

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Entertainment - 0.2%
	Eldorado Resorts, Inc.
$2,835,000	7.00%, 08/01/2023	$2,931,257
	Environmental Control - 0.2%
	Republic Services, Inc.
2,245,000	2.50%, 08/15/2024	2,300,496
	Food - 1.3%
	Conagra Brands, Inc.
1,200,000	3.25%, 09/15/2022	1,242,339
6,020,000	3.80%, 10/22/2021	6,231,773
2,000,000	4.30%, 05/01/2024	2,180,969
	Danone S.A.
4,000,000	2.08%, 11/02/2021(1)	4,021,532
770,000	3.00%, 06/15/2022(1)	791,435
	Kraft Heinz Foods Co.
190,000	2.80%, 07/02/2020	190,375
	Mondelez International Holdings Netherlands B.V.
2,500,000	2.00%, 10/28/2021(1)	2,509,318
	Tyson Foods, Inc.
2,000,000	4.50%, 06/15/2022	2,110,575
		19,278,316
	Gas - 0.1%
	CenterPoint Energy Resources Corp.
1,605,000	4.50%, 01/15/2021	1,634,444
	Healthcare-Products - 0.2%
	Boston Scientific Corp.
2,260,000	3.45%, 03/01/2024	2,389,662
	Healthcare-Services - 1.2%
	Anthem, Inc.
2,350,000	2.38%, 01/15/2025	2,381,279
1,500,000	2.95%, 12/01/2022	1,543,016
	Centene Corp.
3,800,000	4.75%, 05/15/2022	3,866,643
	CommonSpirit Health
3,771,000	2.76%, 10/01/2024	3,895,805
	Howard University, Inc.
470,000	2.42%, 10/01/2024	470,577
655,000	2.52%, 10/01/2025	655,810
1,685,000	2.74%, 10/01/2022	1,686,744
	UnitedHealth Group, Inc.
3,300,000	3.50%, 02/15/2024	3,517,253
		18,017,127
	Home Builders - 0.1%
	Toll Brothers Finance Corp.
2,000,000	5.88%, 02/15/2022	2,122,500
	Household Products/Wares - 0.2%
	Church & Dwight Co., Inc.
2,515,000	2.88%, 10/01/2022	2,587,240
	Insurance - 0.9%
	Aon Corp.
2,040,000	2.20%, 11/15/2022	2,059,290
	Assurant, Inc.
1,250,000	4.20%, 09/27/2023	1,326,074
	AXA Equitable Holdings, Inc.
785,000	3.90%, 04/20/2023	831,672
	Liberty Mutual Group, Inc.
3,250,000	4.95%, 05/01/2022(1)	3,456,996
	Marsh & McLennan Cos., Inc.
2,315,000	3.88%, 03/15/2024	2,493,115
	Trinity Acquisition plc
705,000	3.50%, 09/15/2021	721,279

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Willis North America, Inc.
$2,250,000	3.60%, 05/15/2024	$2,394,585
		13,283,011
	Internet - 0.4%
	Netflix, Inc.
2,000,000	5.50%, 02/15/2022	2,112,700
	Tencent Holdings Ltd.
3,630,000	2.99%, 01/19/2023(1)	3,714,629
		5,827,329
	Iron/Steel - 0.7%
	ArcelorMittal S.A.
1,500,000	6.25%, 02/25/2022	1,611,750
	Steel Dynamics, Inc.
7,000,000	2.80%, 12/15/2024	7,166,932
1,000,000	5.25%, 04/15/2023	1,016,273
		9,794,955
	IT Services - 1.0%
	Hewlett Packard Enterprise Co.
4,550,000	2.25%, 04/01/2023	4,589,366
1,250,000	3.50%, 10/05/2021	1,283,826
1,250,000	3.60%, 10/15/2020	1,263,976
	International Business Machines Corp.
5,775,000	3.00%, 05/15/2024	6,063,178
	NCR Corp.
2,200,000	5.00%, 07/15/2022	2,221,340
		15,421,686
	Lodging - 0.9%
	Las Vegas Sands Corp.
5,090,000	3.20%, 08/08/2024	5,254,569
	Marriott International, Inc.
1,565,000	2.13%, 10/03/2022	1,577,079
1,500,000	2.30%, 01/15/2022	1,511,968
2,500,000	3.60%, 04/15/2024	2,661,534
	MGM Resorts International
2,300,000	6.00%, 03/15/2023	2,523,560
		13,528,710
	Machinery-Diversified - 0.5%
	CNH Industrial Capital LLC
2,000,000	4.38%, 11/06/2020	2,034,500
995,000	4.38%, 04/05/2022	1,040,740
	Roper Technologies, Inc.
3,225,000	2.35%, 09/15/2024	3,280,925
1,500,000	3.65%, 09/15/2023	1,591,093
		7,947,258
	Media - 1.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,500,000	5.13%, 05/01/2023(1)	1,523,745
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,685,000	3.58%, 07/23/2020	1,694,943
2,500,000	4.46%, 07/23/2022	2,641,665
	Comcast Corp.
3,185,000	3.70%, 04/15/2024	3,426,697
	Cox Communications, Inc.
905,000	2.95%, 06/30/2023(1)	929,355
2,207,000	3.15%, 08/15/2024(1)	2,308,785
3,000,000	3.25%, 12/15/2022(1)	3,105,009
	Discovery Communications LLC
2,195,000	2.80%, 06/15/2020	2,200,869
	Fox Corp.
550,000	3.67%, 01/25/2022(1)	568,635
735,000	4.03%, 01/25/2024(1)	790,975
	ViacomCBS, Inc.

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$2,900,000	3.25%, 03/15/2023(7)	$2,971,732
	815,000	2.90%, 06/01/2023	840,649
		Videotron Ltd.
	2,675,000	5.00%, 07/15/2022	2,805,406
			25,808,465
		Mining - 0.4%
		Anglo American Capital plc
	2,250,000	3.75%, 04/10/2022(1)	2,323,665
	1,500,000	4.13%, 04/15/2021(1)	1,535,452
		Glencore Funding LLC
	320,000	3.00%, 10/27/2022(1)	323,467
		Newmont Corp.
	1,850,000	3.50%, 03/15/2022	1,908,030
			6,090,614
		Miscellaneous Manufacturing - 0.1%
		Parker-Hannifin Corp.
	1,480,000	2.70%, 06/14/2024	1,531,209
		Office/Business Equipment - 0.3%
		Xerox Corp.
	4,000,000	2.75%, 09/01/2020	4,011,200
		Oil & Gas - 2.6%
		Aker BP ASA
	5,845,000	3.00%, 01/15/2025(1)	5,893,338
	3,075,000	4.75%, 06/15/2024(1)	3,197,477
		Canadian Natural Resources Ltd.
	875,000	2.95%, 01/15/2023	899,180
		Cimarex Energy Co.
	2,795,000	4.38%, 06/01/2024	2,970,903
		Eni S.p.A.
	3,400,000	4.00%, 09/12/2023(1)	3,622,081
		EQT Corp.
	3,000,000	2.50%, 10/01/2020	3,007,363
		Noble Energy, Inc.
	3,000,000	3.90%, 11/15/2024	3,197,581
		Occidental Petroleum Corp.
	5,050,000	2.70%, 08/15/2022	5,128,287
	3,775,000	2.90%, 08/15/2024	3,856,095
	1,991,000	4.85%, 03/15/2021	2,050,342
		Petroleos Mexicanos
EUR	2,535,000	3.13%, 11/27/2020(8)	2,877,644
		Pioneer Natural Resources Co.
	$1,565,000	3.45%, 01/15/2021	1,585,356
			38,285,647
		Pharmaceuticals - 2.2%
		AbbVie, Inc.
	1,250,000	2.30%, 05/14/2021	1,258,192
	5,000,000	2.60%, 11/21/2024(1)	5,107,762
		Allergan Funding SCS
	3,855,000	3.00%, 03/12/2020	3,856,120
		Bayer U.S. Finance LLC
	2,000,000	3.50%, 06/25/2021(1)	2,043,578
	1,400,000	3.88%, 12/15/2023(1)	1,495,238
		Cigna Corp.
	3,130,000	3.75%, 07/15/2023	3,309,573
		CVS Health Corp.
	1,060,000	2.63%, 08/15/2024	1,085,906
		Elanco Animal Health, Inc.
	4,075,000	3.91%, 08/27/2021	4,188,537
	2,560,000	4.27%, 08/28/2023	2,725,673
		Mylan N.V.
	95,000	3.75%, 12/15/2020	96,318
		Teva Pharmaceutical Finance LLC
	3,250,000	2.25%, 03/18/2020	3,245,937

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Teva Pharmaceutical Finance Netherlands B.V.
$4,850,000	2.20%, 07/21/2021	$4,760,275
		33,173,109
	Pipelines - 2.3%
	Energy Transfer Operating L.P.
1,870,000	2.90%, 05/15/2025	1,890,962
1,130,000	4.20%, 09/15/2023	1,200,036
2,150,000	4.50%, 04/15/2024	2,311,959
	Enterprise Products Operating LLC
1,700,000	2.85%, 04/15/2021	1,717,712
	EQM Midstream Partners L.P.
2,775,000	4.75%, 07/15/2023	2,738,226
	Kinder Morgan Energy Partners L.P.
850,000	4.15%, 03/01/2022	888,056
1,175,000	5.30%, 09/15/2020	1,199,396
865,000	6.85%, 02/15/2020	866,137
	MPLX L.P.
1,080,000	2.79%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(3)	1,083,967
240,000	3.50%, 12/01/2022(1)	248,412
	Phillips 66 Partners L.P.
5,200,000	2.45%, 12/15/2024	5,265,253
	Sunoco Logistics Partners Operations L.P.
2,050,000	4.40%, 04/01/2021	2,099,681
	Western Midstream Operating L.P.
5,725,000	3.10%, 02/01/2025	5,758,434
750,000	4.00%, 07/01/2022	773,365
	Williams Cos., Inc.
3,200,000	4.30%, 03/04/2024	3,436,723
	Williams Partners L.P.
3,000,000	3.60%, 03/15/2022	3,089,042
		34,567,361
	Real Estate - 0.2%
	WEA Finance LLC
2,000,000	3.15%, 04/05/2022(1)	2,056,100
	WEA Finance LLC / Westfield UK & Europe Finance plc
1,100,000	3.25%, 10/05/2020(1)	1,108,709
		3,164,809
	REITS - 1.6%
	American Tower Corp.
1,750,000	3.00%, 06/15/2023	1,810,584
1,755,000	3.30%, 02/15/2021	1,779,121
2,350,000	3.38%, 05/15/2024	2,469,326
	Brandywine Operating Partnership L.P.
3,890,000	4.10%, 10/01/2024	4,185,316
	Crown Castle International Corp.
1,500,000	3.15%, 07/15/2023	1,555,063
240,000	3.40%, 02/15/2021	243,387
	Realty Income Corp.
2,000,000	3.25%, 10/15/2022	2,074,040
	SBA Tower Trust
1,745,000	2.84%, 01/15/2025(1)	1,806,186
	Ventas Realty L.P.
3,700,000	2.65%, 01/15/2025	3,788,855
	Welltower, Inc.
2,000,000	3.63%, 03/15/2024	2,126,674
2,000,000	3.95%, 09/01/2023	2,133,019
		23,971,571
	Retail - 0.5%
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,361,042
715,000	2.80%, 07/20/2020	717,572
595,000	3.35%, 03/09/2021	605,306
2,500,000	3.70%, 03/09/2023	2,623,545

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Dollar Tree, Inc.
$1,790,000	3.70%, 05/15/2023	$1,887,692
		8,195,157
	Savings & Loans - 0.3%
	Nationwide Building Society
3,550,000	2.00%, 01/27/2023(1)	3,569,958
	3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181%
1,400,000	thereafter)(1)(6)	1,447,022
		5,016,980
	Semiconductors - 0.5%
	Broadcom, Inc.
1,500,000	3.13%, 10/15/2022(1)	1,538,044
1,500,000	3.63%, 10/15/2024(1)	1,578,602
	Microchip Technology, Inc.
1,140,000	3.92%, 06/01/2021	1,167,674
	NXP B.V. / NXP Funding LLC
2,000,000	4.13%, 06/01/2021(1)	2,054,460
860,000	4.88%, 03/01/2024(1)	946,234
		7,285,014
	Software - 0.1%
	Fiserv, Inc.
1,380,000	3.80%, 10/01/2023	1,468,887
	Telecommunications - 1.4%
	AT&T, Inc.
2,000,000	2.80%, 02/17/2021	2,019,666
2,000,000	3.60%, 02/17/2023	2,099,258
	Nokia Oyj
5,500,000	3.38%, 06/12/2022	5,582,500
	Sprint Communications, Inc.
3,169,000	7.00%, 03/01/2020(1)	3,178,824
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
	Spectrum Co. III LLC
4,066,563	3.36%, 03/20/2023(1)	4,099,603
	Telefonica Emisiones S.A.
2,000,000	4.57%, 04/27/2023	2,167,990
	Verizon Communications, Inc.
1,000,000	5.15%, 09/15/2023	1,115,842
		20,263,683
	Toys/Games/Hobbies - 0.1%
	Hasbro, Inc.
1,750,000	2.60%, 11/19/2022	1,778,719
	Transportation - 1.1%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,500,000	2.70%, 03/14/2023(1)	1,531,260
1,425,000	2.70%, 11/01/2024(1)	1,459,269
1,000,000	3.20%, 07/15/2020(1)	1,005,194
2,065,000	3.45%, 07/01/2024(1)	2,179,321
1,250,000	3.90%, 02/01/2024(1)	1,336,041
2,000,000	4.13%, 08/01/2023(1)	2,138,584
	Ryder System, Inc.
1,270,000	2.25%, 09/01/2021	1,277,855
	TTX Co.
4,450,000	3.60%, 01/15/2025(1)	4,743,167
		15,670,691
	Trucking & Leasing - 1.0%
	Aviation Capital Group LLC
2,650,000	3.88%, 05/01/2023(1)	2,758,802
	Avolon Holdings Funding Ltd.
2,950,000	5.13%, 10/01/2023(1)	3,209,807
	DAE Funding LLC
5,275,000	5.25%, 11/15/2021(1)	5,486,000

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		GATX Corp.
	$2,500,000	4.35%, 02/15/2024	$2,690,635
		Park Aerospace Holdings Ltd.
	300,000	5.25%, 08/15/2022(1)	320,916
			14,466,160
		Total Corporate Bonds
		(cost $770,428,710)	$790,765,983
Foreign Government Obligations - 0.5%
		Qatar - 0.5%
		Qatar Government International Bond
	4,700,000	3.38%, 03/14/2024(1)	4,952,625
	1,960,000	3.88%, 04/23/2023(1)	2,072,700
			7,025,325
		Total Foreign Government Obligations
		(cost $6,641,541)	$7,025,325
Municipal Bonds - 0.5%
		General Obligation - 0.2%
		Cook County, IL, GO
	2,805,000	4.74%, 11/15/2022	2,923,259
		Higher Education - 0.2%
		Chicago, IL, Board of Education, GO
	2,630,000	5.28%, 12/01/2022	2,719,788
		Transportation - 0.1%
		Alameda Corridor Transportation Auth, CA
	1,750,000	0.00%, 10/01/2022(9)	1,648,062
		Total Municipal Bonds
		(cost $7,106,034)	$7,291,109
Senior Floating Rate Interests - 15.6%(10)
		Advertising - 0.1%
		Clear Channel Outdoor Holdings, Inc.
	1,456,350	5.15%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	1,460,442
		Aerospace/Defense - 0.4%
		Circor International, Inc.
	1,199,419	5.18%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$1,201,290
		Maverick Purchaser Sub LLC
	640,000	0.00%, 01/23/2027(11)	640,800
		TransDigm, Inc.
	3,770,764	4.15%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	3,766,051
			5,608,141
		Airlines - 0.2%
		American Airlines, Inc.
	1,541,983	3.41%, 06/27/2025, 1 mo. USD LIBOR + 1.750%	1,526,563
	950,000	3.68%, 10/12/2021, 1 mo. USD LIBOR + 2.000%	936,938
		Kestrel Bidco, Inc.
	955,000	4.68%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	960,310
			3,423,811
		Auto Manufacturers - 0.1%
		Navistar International Corp.
	705,600	5.17%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	706,129
		Auto Parts & Equipment - 0.4%
		Adient U.S. LLC
	1,119,375	6.18%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	1,119,845
		AL Alpine AT Bidco GmbH
EUR	330,000	3.00%, 10/31/2025, 3 mo. EURIBOR + 3.000%	358,959
		Altra Industrial Motion Corp.
	$720,728	3.65%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	722,169
		IAA, Inc.
	383,150	3.94%, 06/28/2026, 1 mo. USD LIBOR + 2.250%	385,545
		Panther BF Aggregator L.P.
EUR	1,620,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	1,806,955

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$1,122,188	5.16%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	$1,128,640
			5,522,113
		Beverages - 0.1%
		Jacobs Douwe Egberts International B.V.
	825,585	3.81%, 11/01/2025, 3 mo. USD LIBOR + 1.750%	826,873
		Sunshine Investments B.V.
	625,000	0.00%, 03/28/2025(11)	624,219
			1,451,092
		Chemicals - 0.5%
		Axalta Coating Systems U.S. Holdings, Inc.
	942,768	3.70%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	941,787
		Cabot Microelectronics Corp.
	851,245	3.69%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	854,974
		CTC AcquiCo GmbH
EUR	627,702	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	687,986
		Element Solutions, Inc.
	$678,163	3.65%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	680,496
		Hexion, Inc.
	746,250	5.41%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	750,914
		Minerals Technologies, Inc.
	301,583	3.96%, 02/14/2024, 1 mo. USD LIBOR + 2.250%	302,054
		Starfruit Finco B.V.
EUR	150,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.750%	166,742
	$338,504	4.70%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	338,081
		Tronox Finance LLC
	606,307	4.52%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	606,210
		Univar, Inc.
	335,000	3.65%, 07/01/2026	336,186
	582,409	3.90%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	583,317
		WR Grace & Co.
	819,625	3.70%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	822,084
			7,070,831
		Commercial Services - 1.5%
		Allied Universal Holdco LLC
	85,312	0.00%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	85,703
	861,657	5.90%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	865,604
		Belron Finance U.S. LLC
	390,000	4.27%, 11/07/2026, 1 mo. USD LIBOR + 2.500%	391,221
		Blackhawk Network Holdings, Inc.
	2,011,405	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	2,011,043
		BrightView Landscapes LLC
	828,968	4.19%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	831,563
		Dun & Bradstreet Corp.
	1,805,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	1,814,476
		Energizer Holdings, Inc.
	101,760	4.06%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	101,930
		Garda World Security Corp.
	192,378	6.66%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	193,461
		KAR Auction Services, Inc.
	518,700	3.94%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	522,160
		LGC Group Holdings Ltd.
EUR	925,000	0.00%, 01/22/2027(11)	1,028,179
		Quikrete Holdings, Inc.
	$1,683,897	4.15%, 11/15/2023, 1 mo. USD LIBOR + 2.750%	1,683,897
		Russell Investments U.S. Inst'l Holdco, Inc.
	1,807,230	4.90%, 06/01/2023, 3 mo. USD LIBOR + 3.250%	1,806,778
		Techem Verwaltungsgesellschaft 675 mbH
EUR	931,593	2.88%, 07/31/2025	1,038,741
		Tempo Acquisition LLC
	$1,899,180	4.40%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	1,903,340
		Trans Union LLC
	1,458,156	3.40%, 11/16/2026	1,462,589
		United Rentals, Inc.
	3,569,813	3.40%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	3,583,842

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		US Ecology, Inc.
	$485,000	4.15%, 11/01/2026, 1 mo. USD LIBOR + 2.500%	$488,031
		Verisure Holding AB
EUR	1,015,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	1,131,741
		Weight Watchers International, Inc.
	$879,016	6.72%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	878,471
			21,822,770
		Construction Materials - 0.3%
		Advanced Drainage Systems, Inc.
	231,518	4.06%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	232,868
		Brookfield WEC Holdings, Inc.
	1,293,975	4.65%, 08/01/2025	1,295,993
		Hamilton Holdco LLC
	666,704	3.95%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	666,704
		Installed Building Products, Inc.
	1,000,000	0.00%, 04/15/2025(11)	1,000,750
		NCI Building Systems, Inc.
	1,288,647	5.43%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	1,283,015
			4,479,330
		Distribution/Wholesale - 0.2%
		American Builders & Contractors Supply Co., Inc.
	2,593,500	3.65%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,595,108
		Beacon Roofing Supply, Inc.
	284,925	3.90%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	284,925
			2,880,033
		Diversified Financial Services - 0.5%
		AlixPartners LLP
EUR	362,263	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	403,189
	$1,356,638	4.15%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	1,355,796
		Crown Finance U.S., Inc.
	1,640,977	3.90%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	1,624,567
		Delos Finance S.a.r.l.
	479,500	3.70%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	480,699
		FinCo I LLC
	585,855	3.65%, 12/27/2022, 1 mo. USD LIBOR + 2.000%	587,426
		Nets Holding A/S
EUR	621,771	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	689,664
		NFP Corp.
	$406,664	4.65%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	405,867
		RP Crown Parent LLC
	441,350	4.40%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	442,820
		UFC Holdings LLC
	417,420	4.90%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	418,397
		Victory Capital Holdings, Inc.
	1,022,182	4.10%, 07/01/2026	1,028,315
			7,436,740
		Electrical Components & Equipment - 0.3%
		Virgin Media Bristol LLC
	2,325,000	4.18%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,324,419
		Virgin Media SFA Finance Ltd.
EUR	1,400,000	2.50%, 01/31/2029, 1 mo. EURIBOR + 2.500%	1,552,871
			3,877,290
		Electronics - 0.1%
		Pitney Bowes, Inc.
	$1,090,000	0.00%, 12/05/2026, 1 mo. USD LIBOR + 4.000%(11)	1,083,188
		Resideo Funding, Inc.
	772,200	4.20%, 10/24/2025, 3 mo. USD LIBOR + 2.000%	768,825
			1,852,013
		Energy-Alternate Sources - 0.1%
		AES Corp.
	26,902	3.66%, 05/31/2022, 3 mo. USD LIBOR + 1.750%	27,036

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		BCP Renaissance Parent LLC
	$1,521,825	5.45%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	$1,375,349
		Medallion Midland Acquisition LLC
	456,941	4.90%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	450,087
			1,852,472
		Engineering & Construction - 0.1%
		Brand Energy & Infrastructure Services, Inc.
	1,950,000	6.09%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,946,744
		Entertainment - 0.2%
		CityCenter Holdings LLC
	474,717	3.90%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	474,935
		Motion Finco S.a.r.l.
	52,854	0.00%, 11/04/2026, 1 mo. USD LIBOR + 3.250%(11)(12)	53,329
	402,146	0.00%, 11/13/2026, 1 mo. USD LIBOR + 3.250%(11)	405,766
EUR	415,000	3.00%, 11/13/2026, 1 mo. EURIBOR + 3.000%	463,192
		Scientific Games International, Inc.
	$509,930	4.40%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	508,145
		Wyndham Hotels & Resorts, Inc.
	1,002,313	3.40%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	1,008,036
			2,913,403
		Environmental Control - 0.2%
		Advanced Disposal Services, Inc.
	1,135,742	3.82%, 11/10/2023, 1 Week USD LIBOR + 2.250%	1,135,617
		Clean Harbors, Inc.
	1,720,974	3.40%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	1,732,160
		Fluidra Finco SLU
EUR	522,050	2.75%, 07/02/2025, 1 mo. EURIBOR + 2.750%	579,269
			3,447,046
		Food - 0.3%
		B&G Foods, Inc.
	$374,063	4.15%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	374,841
		Froneri International plc
EUR	1,015,000	0.00%, 01/29/2027(11)	1,127,002
	$955,000	0.00%, 01/31/2027(11)	957,387
		Hostess Brands LLC
	560,000	3.99%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	560,174
		IRB Holding Corp.
	478,907	4.38%, 02/05/2025, 1 mo. USD LIBOR + 3.250%	479,568
		U.S. Foods, Inc.
	1,177,050	3.65%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	1,180,793
			4,679,765
		Food Service - 0.1%
		8th Avenue Food & Provisions, Inc.
	351,450	5.43%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	351,889
		Aramark Services, Inc.
	554,934	3.40%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	556,460
	1,020,000	3.47%, 01/15/2027	1,021,275
		CHG PPC Parent LLC
	231,475	4.40%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	232,246
			2,161,870
		Gas - 0.1%
		Messer Industries GmbH
EUR	150,000	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.750%	166,747
	$585,575	4.45%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	585,575
			752,322
		Healthcare-Products - 0.1%
		Avantor, Inc.
	220,969	3.90%, 11/21/2024, 3 mo. USD LIBOR +3.000%	222,166
		Grifols S.A.
EUR	445,000	2.25%, 11/15/2027	497,086
			719,252

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Healthcare-Services - 0.8%
		Agiliti Health, Inc.
	$287,825	4.81%, 01/04/2026, UNFND + 3.000%	$287,465
		CPI Holdco LLC
	225,000	6.20%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	226,125
		Emerald TopCo, Inc.
	538,650	5.15%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	540,503
		Ensemble RCM LLC
	379,050	5.66%, 08/03/2026, 1 mo. USD LIBOR + 3.750%	379,808
		Envision Healthcare Corp.
	819,213	5.40%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	687,057
		Gentiva Health Services, Inc.
	804,745	4.94%, 07/02/2025	806,756
		IQVIA, Inc.
EUR	586,075	2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	654,049
		Jaguar Holding Co.
	$566,161	4.15%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	565,612
		MED ParentCo L.P.
	143,022	4.60%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(12)	143,171
	571,639	5.90%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	572,234
		MPH Acquisition Holdings LLC
	1,714,251	4.70%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	1,682,966
		Surgery Center Holdings, Inc.
	479,962	4.90%, 09/02/2024, 1 mo. USD LIBOR + 3.250%	478,062
		Syneos Health, Inc.
	797,776	3.65%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	799,770
		Team Health Holdings, Inc.
	989,958	4.40%, 02/06/2024, 1 mo. USD LIBOR + 2.750%	789,491
		Universal Health Services, Inc.
	1,524,600	3.40%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	1,534,769
		Zelis Healthcare Corp.
	1,995,000	6.40%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	2,008,726
			12,156,564
		Household Products - 0.1%
		Diamond (BC) B.V.
	602,700	4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	584,619
		Prestige Brands, Inc.
	129,099	3.65%, 01/26/2024, 1 mo. USD LIBOR + 2.000%	129,805
		Reynolds Consumer Products, Inc.
	905,000	0.00%, 01/29/2027(11)	908,774
			1,623,198
		Insurance - 0.6%
		Asurion LLC
	2,270,086	4.65%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	2,273,491
	1,884,069	4.65%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,885,482
	965,000	8.15%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	979,321
		Hub International Ltd.
	1,364,225	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,360,050
	540,000	5.90%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	543,715
		Sedgwick Claims Management Services, Inc.
	1,420,650	4.90%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	1,420,139
	661,675	5.65%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	665,400
			9,127,598
		IT Services - 0.2%
		Science Applications International Corp.
	1,871,313	3.40%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	1,881,062
		Sophos Group plc
	430,000	0.00%, 01/15/2027(11)	430,271
			2,311,333
		Leisure Time - 0.6%
		Caesars Resort Collection LLC
	2,962,919	4.40%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	2,959,868

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Delta (LUX) S.a.r.l.
$2,733,990	4.15%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	$2,728,877
	Eldorado Resorts LLC
465,155	3.94%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	464,718
	Golden Entertainment, Inc.
1,630,850	4.67%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	1,632,889
	Penn National Gaming, Inc.
1,011,041	3.90%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	1,014,407
		8,800,759
	Lodging - 0.5%
	Boyd Gaming Corp.
906,473	3.81%, 09/15/2023, 1 week USD LIBOR + 2.250%	908,458
	Caesars Entertainment Operating Co.
1,650,089	3.65%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	1,651,244
	Four Seasons Hotels Ltd.
688,638	3.65%, 11/30/2023, 1 mo. USD LIBOR + 2.000%	692,467
	Hilton Worldwide Finance LLC
974,847	3.41%, 06/22/2026, 1 mo. USD LIBOR + 1.750%	978,259
	Station Casinos LLC
1,510,000	0.00%, 01/31/2027	1,510,000
1,683,521	4.15%, 06/08/2023, 1 mo. USD LIBOR + 2.500%	1,683,099
		7,423,527
	Machinery - Construction & Mining - 0.0%
	Pike Corp.
282,825	4.90%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	284,480
	Machinery-Diversified - 0.1%
	Gardner Denver, Inc.
982,382	4.40%, 07/30/2024, 3 mo. USD LIBOR + 2.750%	983,738
	Gates Global LLC
1,034,523	4.40%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	1,032,040
		2,015,778
	Media - 1.5%
	Advantage Sales & Marketing, Inc.
500,903	4.90%, 07/23/2021, 1 mo. USD LIBOR + 3.250%	484,453
	Altice Financing S.A.
850,425	4.41%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	840,858
	AVSC Holding Corp.
1,184,897	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	1,178,973
	Charter Communications Operating LLC
1,627,409	3.40%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	1,633,218
	CSC Holdings LLC
921,444	3.93%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	922,098
1,237,500	3.93%, 01/15/2026, 1 mo. ICE LIBOR + 2.250%	1,238,663
1,103,063	4.18%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,105,478
	E.W. Scripps Co.
704,684	4.15%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	708,031
	Gray Television, Inc.
1,193,748	4.28%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	1,198,225
	Houghton Mifflin Harcourt Publishing Co.
725,000	7.91%, 11/22/2024	727,414
	ION Media Networks, Inc.
2,440,887	4.69%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	2,442,913
	Mission Broadcasting, Inc.
71,326	4.03%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%	71,382
	MTN Infrastructure TopCo, Inc.
1,065,544	4.65%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	1,065,991
	NASCAR Holdings, Inc.
334,984	4.41%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	337,078
	Nexstar Broadcasting, Inc.
350,382	3.90%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%	350,655
2,214,450	4.53%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	2,223,308
	Numericable Group S.A.
714,788	4.40%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	707,196

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Sinclair Television Group, Inc.
	$890,625	4.18%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	$893,413
		Terrier Media Buyer, Inc.
	1,385,000	6.15%, 12/17/2026	1,395,041
		Web.com Group, Inc.
	268,059	5.41%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	267,628
		Ziggo B.V.
EUR	1,310,000	3.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%	1,453,639
		Ziggo Financing Partnership
	$1,345,000	0.00%, 04/17/2028(11)	1,343,319
			22,588,974
		Metal Fabricate/Hardware - 0.1%
		Rexnord LLC
	1,400,240	3.41%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	1,405,490
		Miscellaneous Manufacturing - 0.3%
		Core & Main LP
	163,744	4.57%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	163,284
		H.B. Fuller Co.
	989,803	3.66%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	990,139
		Momentive Performance Materials, Inc.
	512,425	4.90%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	513,706
		Tamko Building Products, Inc.
	384,038	5.12%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	385,478
		USI, Inc.
	1,716,028	4.95%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,708,735
			3,761,342
		Oil & Gas - 0.1%
		NorthRiver Midstream Finance L.P.
	775,188	5.16%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	770,343
		Traverse Midstream Partners LLC
	691,250	5.65%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	611,182
			1,381,525
		Oil & Gas Services - 0.2%
		Buckeye Partners L.P.
	740,000	4.53%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	745,861
		Lower Cadence Holdings LLC
	651,725	5.65%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	635,028
		UGI Energy Services LLC
	2,273,575	5.40%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,276,417
			3,657,306
		Packaging & Containers - 0.4%
		Berry Global, Inc.
	968,010	3.68%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	971,543
	1,194,000	3.78%, 07/01/2026	1,198,358
		Flex Acquisition Co., Inc.
	864,943	4.91%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	853,414
	997,633	5.16%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	982,668
		Reynolds Group Holdings, Inc.
	2,184,531	4.40%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	2,186,279
			6,192,262
		Pharmaceuticals - 0.5%
		Bausch Health Companies, Inc.
	1,126,250	4.42%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	1,129,539
	941,861	4.67%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	945,158
		Catalent Pharma Solutions, Inc.
	704,675	3.90%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	707,317
		Endo Luxembourg Finance Co., S.a r.l.
	1,452,750	5.94%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	1,398,272
		IQVIA, Inc.
	524,008	3.70%, 03/07/2024, 3 mo. USD LIBOR + 2.000%	526,083

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Sunshine Luxembourg S.a.r.l.
	$1,980,000	6.20%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	$1,987,148
			6,693,517
		Real Estate - 0.2%
		Fly Funding S.a.r.l.
	500,600	3.65%, 08/09/2025, 3 mo. USD LIBOR + 1.750%	501,226
		KFC Holding Co.
	1,088,788	3.41%, 04/03/2025, 1 mo. USD LIBOR + 1.750%	1,091,706
		VICI Properties LLC
	1,345,909	3.41%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	1,346,084
			2,939,016
		REITS - 0.1%
		MGM Growth Properties Operating Partnership L.P.
	1,502,082	3.57%, 03/21/2025, 1 mo. USD LIBOR + 2.000%	1,503,959
		Retail - 0.7%
		B.C. Unlimited Liability Co.
	1,794,927	3.40%, 11/19/2026	1,791,786
		Bass Pro Group LLC
	1,780,175	6.65%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	1,772,022
		Belron Finance U.S. LLC
	495,000	4.15%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	495,619
		Buzz Merger Sub Ltd.
	335,000	0.00%, 01/22/2027(11)	335,630
		Coty, Inc.
EUR	783,075	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	859,784
	$1,534,074	3.94%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	1,517,782
		Michaels Stores, Inc.
	1,023,632	4.15%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	986,781
		Staples, Inc.
	1,008,992	6.78%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	989,821
		U.S. Foods, Inc.
	1,992,514	3.40%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	1,996,240
			10,745,465
		Semiconductors - 0.2%
		Entegris, Inc.
	1,509,750	3.65%, 11/06/2025, 1 mo. USD LIBOR + 2.000%	1,514,777
		Microchip Technology, Inc.
	1,087,922	3.65%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	1,090,414
		ON Semiconductor Corp.
	569,293	3.65%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	571,501
			3,176,692
		Software - 1.4%
		AI Convoy (Luxembourg) S.a.r.l.
	460,000	0.00%, 01/20/2027(11)	460,000
		Cobham plc
EUR	300,000	0.00%, 01/20/2027(11)	332,715
		Almonde, Inc.
	$1,026,044	5.28%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	1,014,080
		Aristocrat Technologies, Inc.
	1,425,381	3.58%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	1,427,605
		CDW LLC
	1,609,739	3.40%, 10/13/2026, 3 mo. USD LIBOR + 1.750%	1,616,790
		Change Healthcare Holdings LLC
	1,123,015	4.15%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	1,122,835
		DCert Buyer, Inc.
	1,370,000	5.65%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	1,370,575
		EVO Payments International LLC
	138,589	4.90%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	139,152
		Go Daddy Operating Co. LLC
	1,129,877	3.40%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,131,289
		Hyland Software, Inc.
	327,406	5.15%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	328,581

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Infor U.S., Inc.
	$558,128	4.70%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	$558,480
		MA FinanceCo. LLC
	147,186	4.15%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	146,119
		Playtika Holding Corp.
	970,000	7.65%, 12/10/2024	979,176
		Seattle Spinco, Inc.
	993,985	4.15%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	986,778
		Sophos Group plc
EUR	265,000	0.00%, 10/14/2026(11)	294,142
		SS&C Technologies Holdings Europe S.a.r.l.
	$313,824	3.90%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	313,758
		SS&C Technologies, Inc.
	1,966,531	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	1,964,882
		Telenet Financing USD LLC
	2,630,000	0.00%, 04/24/2028(11)	2,622,610
		Ultimate Software Group, Inc.
	643,388	5.40%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	645,697
		Verint Systems, Inc.
	814,125	3.84%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	818,196
		Western Digital Corp.
	780,942	3.40%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	780,614
		WEX, Inc.
	2,152,410	3.90%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	2,159,147
			21,213,221
		Telecommunications - 0.8%
		Altice France S.A.
	1,678,392	5.36%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,670,000
		CenturyLink, Inc.
	1,030,000	0.00%, 03/15/2027(11)	1,028,393
		Ciena Corp.
	1,732,500	3.41%, 09/26/2025, 1 mo. USD LIBOR + 2.000%	1,739,725
		Level 3 Financing, Inc.
	1,344,926	3.40%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,341,900
		Liberty Latin America Ltd.
	735,000	6.68%, 10/22/2026, 1 mo. USD LIBOR + 5.000%	743,269
		Masmovil Holdphone S.A.
EUR	1,037,234	2.63%, 05/07/2026	1,151,494
		Sprint Communications, Inc.
	$2,971,753	4.19%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	2,904,888
	539,550	4.69%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	531,797
		Zayo Group LLC
	708,419	3.90%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	708,461
			11,819,927
		Transportation - 0.3%
		B.C. Unlimited Liability Co.
	318,182	5.95%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	319,509
		Boluda Corp. Maritima S.L.
EUR	240,000	3.50%, 07/30/2026, 1 mo. EURIBOR + 3.500%	268,317
		Dynasty Acquisition Co., Inc.
	$591,818	5.95%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	594,286
		Genesee & Wyoming, Inc.
	3,150,000	3.91%, 12/30/2026	3,164,427
		Savage Enterprises LLC
	415,280	5.67%, 08/01/2025, 1 mo. USD LIBOR + 4.000%	419,345
			4,765,884
		Total Senior Floating Rate Interests
		(cost $231,888,758)	$231,651,426
U.S. Government Agencies - 9.5%
		Mortgage-Backed Agencies - 9.5%
		FHLMC - 2.0%
	$5,000,000	1.13%, 08/12/2021	$4,978,470
	6,376,232	1.25%, 07/15/2031	6,294,973
	1,755,499	1.50%, 01/15/2027	1,743,096

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$10,566,452	1.74%, 07/25/2021(2)(4)	$189,034
3,495,950	2.00%, 09/15/2041	3,512,207
2,622,870	2.61%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(3)	2,622,869
5,083,191	3.00%, 04/01/2031	5,264,136
705,225	3.50%, 04/01/2027	739,349
691,184	3.50%, 09/15/2043	716,342
2,078,594	3.75%, 05/15/2039(5)	2,148,256
1,375,824	3.81%, 05/25/2048(1)(2)	1,378,773
		29,587,505
	FNMA – 5.7%
$4,307,117	1.50%, 08/25/2041	$4,260,699
13,695,764	1.50%, 06/25/2042	13,856,094
3,897,589	1.50%, 11/25/2042	3,866,882
1,451,034	1.75%, 05/25/2040	1,450,443
5,928,067	2.00%, 04/25/2034	5,931,337
1,946,982	2.00%, 07/25/2039	1,960,552
10,011,256	2.50%, 03/25/2035	10,094,414
1,539,549	3.00%, 08/01/2027	1,590,031
3,394,243	3.00%, 12/01/2030	3,513,119
1,161,853	3.00%, 02/01/2031	1,202,531
2,226,149	3.00%, 03/01/2031	2,304,115
6,972,517	3.00%, 02/25/2043	7,219,986
444,756	3.00%, 04/25/2043	460,979
3,110,779	3.00%, 05/25/2047	3,202,229
6,439,152	3.25%, 11/25/2043	6,742,252
5,532,587	3.50%, 10/25/2035	5,878,171
1,220,957	3.50%, 11/01/2026	1,274,415
3,033,109	3.50%, 12/01/2026	3,166,032
437,912	3.50%, 12/01/2028	459,023
4,120,983	3.50%, 07/25/2045	4,255,367
1,463,605	3.50%, 05/25/2056	1,548,398
		84,237,069
	GNMA - 1.4%
$1,015,962	1.75%, 03/20/2039	$1,012,262
3,852,578	2.00%, 05/20/2046	3,907,198
8,060,563	2.50%, 10/20/2041	8,188,854
3,338,224	2.50%, 07/20/2042	3,390,016
2,293,450	3.00%, 08/20/2045	2,348,803
1,681,872	3.50%, 05/20/2048	1,782,636
165,373	5.00%, 08/20/2039	180,714
		20,810,483
	UMBS – 0.4%
5,600,000	3.50%, 02/18/2035(13)	$5,841,880
	Total U.S. Government Agencies
	(cost $136,662,894)	$140,476,937
U.S. Government Securities - 1.4%
	U.S. Treasury Note – 1.4%
20,000,000	1.63%, 11/30/2020	20,010,938
	Total U.S. Government Securities
	(cost $19,852,244)	$20,010,938
	Total Long-Term Investments
	(cost $1,417,416,341)	$1,443,868,155
Short-Term Investments - 1.7%
	Other Investment Pools & Funds - 1.6%
23,036,163	Fidelity Institutional Government Fund, Institutional Class, 1.48%(14)	$23,036,163
	Securities Lending Collateral - 0.1%
94,337	Citibank NA DDCA, 1.58%, 2/3/2020(14)	94,337
	Fidelity Investments Money Market Funds, Government Portfolio,
440,134	Institutional Class, 1.50%(14)	440,134
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
371,890	Class, 1.72%(14)	371,890
135,262	JPMorgan Prime Money Market Fund, 1.69%(14)	135,262

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
355,051	Class, 1.71%(14)				355,051
	State Street Institutional Liquid Reserves Fund, Institutional Class,
490,216	1.71	%(14)			490,216
					1,886,890
	Total Short-Term Investments
	(cost $24,923,053)				$24,923,053
	Total Investments
	(cost $1,442,339,394)		99.1	% $	1,468,791,208
	Other Assets and Liabilities		0.9%		13,788,195
	Total Net Assets		100.0	% $	1,482,579,403

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $470,866,404, representing 31.8% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of this security was $2,877,644, representing 0.2% of net assets.
(9)	Security is a zero-coupon bond.
(10)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2020.
(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2020, the aggregate value of
the	unfunded commitment was $196,500, which rounds to 0.0% of total net assets.
(13)	Represents or includes a TBA transaction.
(14)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2020
Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:

U.S. Treasury 2-Year Note Future	1,255	03/31/2020	$271,531,017	$977,733

The Hartford Short Duration Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Short position contracts:
U.S. Treasury 5-Year Note Future				1,539	03/31/2020	$185,172,962	$(1,808,136)
U.S. Treasury 10-Year Note Future				148	03/20/2020	19,485,125	(318,115)
U.S. Treasury Long Bond Future				7	03/20/2020	1,144,719	(29,641)

Total							$(2,155,892)

Total futures contracts							$(1,178,159)

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
2,614,000	EUR	2,879,059	USD	BCLY	02/05/20	$20,873	$—
2,928,027	USD	2,614,000	EUR	BCLY	02/05/20	28,095	—
1,123,351	USD	1,015,000	EUR	MSC	02/28/20	—	(4,201)
15,949,926	USD	14,450,000	EUR	CBK	02/28/20	—	(102,419)
2,884,184	USD	2,614,000	EUR	BCLY	03/05/20	—	(21,004)
Total						$48,968	$(127,624)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: BCLY CBK MSC	Barclays Citibank NA Morgan Stanley

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.

Other Abbreviations: CLO CMO DDCA EURIBOR FHLMC FNMA GNMA LIBOR SOFR TBA UMBS

Collateralized Loan Obligation Collateralized Mortgage Obligation Dollars on Deposit in Custody Account Euro Interbank Offered Rate Federal Home Loan Mortgage Corp. Federal National Mortgage Association Government National Mortgage Association London Interbank Offered Rate Secured Overnight Financing Rate To Be Announced Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
GO	General Obligation

The Hartford Short Duration Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities		$246,646,437	$—	$246,646,437	$—
Corporate Bonds		790,765,983	—	790,765,983	—
Foreign Government Obligations		7,025,325	—	7,025,325	—
Municipal Bonds		7,291,109	—	7,291,109	—
Senior Floating Rate Interests		231,651,426	—	231,651,426	—
U.S. Government Agencies		140,476,937	—	140,476,937	—
U.S. Government Securities		20,010,938	—	20,010,938	—
Short-Term Investments		24,923,053	24,923,053	—	—
Foreign Currency Contracts(2)		48,968	—	48,968	—
Futures Contracts(2)		977,733	977,733	—	—

Total	$1,469,817,909		$25,900,786	$1,443,917,123	$—
Liabilities
Foreign Currency Contracts(2)		$(127,624)	$—	$(127,624)	$—
Futures Contracts(2)		(2,155,892)	(2,155,892)	—	—
Total		$(2,283,516)	$(2,155,892)	$(127,624)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Small Cap Value Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.6%
	Automobiles & Components - 1.4%
54,607	Cooper Tire & Rubber Co.	$1,446,539
	Banks - 20.1%
62,160	Bank OZK	1,689,509
107,049	Cadence Bancorp	1,673,176
20,793	Federal Agricultural Mortgage Corp. Class C	1,586,506
59,889	First Hawaiian, Inc.	1,740,374
42,359	First Interstate BancSystem, Inc. Class A	1,630,821
118,638	FNB Corp.	1,384,505
56,280	Great Western Bancorp, Inc.	1,663,074
72,553	Hilltop Holdings, Inc.	1,642,600
67,689	Opus Bank	1,802,897
101,200	Radian Group, Inc.	2,478,388
89,471	Umpqua Holdings Corp.	1,512,060
57,746	Univest Financial Corp.	1,434,411
		20,238,321
	Capital Goods - 13.0%
35,334	Argan, Inc.	1,487,915
24,258	EnerSys	1,745,606
70,620	JELD-WEN Holding, Inc.*	1,686,406
58,915	Kennametal, Inc.	1,843,450
20,192	Moog, Inc. Class A	1,809,405
64,126	nVent Electric plc	1,596,737
137,824	REV Group, Inc.	1,378,240
76,358	Triumph Group, Inc.	1,559,994
		13,107,753
	Commercial & Professional Services - 6.8%
88,084	BrightView Holdings, Inc.*	1,391,727
39,878	Deluxe Corp.	1,922,120
42,036	Kforce, Inc.	1,557,434
79,110	Knoll, Inc.	1,958,763
		6,830,044
	Consumer Durables & Apparel - 5.3%
55,007	Kontoor Brands, Inc.*	2,097,967
87,788	Movado Group, Inc.	1,511,709
34,706	Sturm Ruger & Co., Inc.	1,718,641
		5,328,317
	Consumer Services - 4.0%
60,781	Adtalem Global Education, Inc.*	2,097,552
81,015	Carriage Services, Inc.	1,917,625
		4,015,177
	Diversified Financials - 5.3%
97,578	Greenhill & Co., Inc.(1)	1,528,071
128,945	Navient Corp.	1,854,229
54,749	PRA Group, Inc.*	1,935,925
		5,318,225
	Food, Beverage & Tobacco - 1.6%
123,838	Hostess Brands, Inc.*	1,661,906
	Health Care Equipment & Services - 1.5%
49,078	Natus Medical, Inc.*	1,535,651
	Household & Personal Products - 5.2%
64,413	Edgewell Personal Care Co.*	1,663,144
38,835	Energizer Holdings, Inc.	1,796,507
18,729	Medifast, Inc.(1)	1,809,783
		5,269,434
	Insurance - 5.0%
193,362	Lancashire Holdings Ltd.	1,909,902
172,884	MBIA, Inc.*	1,566,329

Hartford Small Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

141,272	Third Point Reinsurance Ltd.*		$1,538,452
			5,014,683
	Materials - 3.7%
32,642	Compass Minerals International, Inc.		1,889,646
52,203	Schweitzer-Mauduit International, Inc.		1,828,671
			3,718,317
	Media & Entertainment - 2.0%
119,676	TEGNA, Inc.		2,022,524
	Real Estate - 5.1%
109,208	CoreCivic, Inc. REIT		1,741,868
62,438	Outfront Media, Inc. REIT		1,856,906
63,450	Pebblebrook Hotel Trust REIT		1,505,034
			5,103,808
	Retailing - 2.4%
25,776	Children's Place, Inc.(1)		1,538,054
173,455	Michaels Cos., Inc.*		855,133
			2,393,187
	Semiconductors & Semiconductor Equipment - 6.8%
53,004	Ichor Holdings Ltd.*		1,769,804
41,601	Silicon Motion Technology Corp. ADR		1,909,070
79,047	Tower Semiconductor Ltd.*		1,753,262
85,668	Xperi Corp.		1,378,398
			6,810,534
	Software & Services - 5.6%
172,729	Conduent, Inc.*		739,280
35,979	CSG Systems International, Inc.		1,792,474
52,139	EVERTEC, Inc.		1,750,306
185,870	TiVo Corp.		1,353,134
			5,635,194
	Technology Hardware & Equipment - 4.8%
205,479	Avid Technology, Inc.*		1,727,051
29,082	InterDigital, Inc.		1,606,781
52,914	Plantronics, Inc.		1,519,690
			4,853,522
	Total Common Stocks
	(cost $98,193,044)		$100,303,136
Short-Term Investments - 4.4%
	Other Investment Pools & Funds - 0.4%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
463,096	1.49	%(2)	463,096
	Securities Lending Collateral - 4.0%
200,404	Citibank NA DDCA, 1.58%, 2/3/2020(2)		200,404
	Fidelity Investments Money Market Funds, Government Portfolio,
934,988	Institutional Class, 1.50%(2)		934,988
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
790,017	Class, 1.72%(2)		790,017
287,340	JPMorgan Prime Money Market Fund, 1.69%(2)		287,340
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
754,245	Class, 1.71%(2)		754,245
	State Street Institutional Liquid Reserves Fund, Institutional Class,
1,041,380	1.71	%(2)	1,041,380
			4,008,374
	Total Short-Term Investments
	(cost $4,471,470)		$4,471,470

Hartford Small Cap Value Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $102,664,514)	104.0	% $	104,774,606
Other Assets and Liabilities	(4.0)%		(4,014,520)
Total Net Assets	100.0	% $	100,760,086

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ADR DDCA REIT	American Depositary Receipt Dollars on Deposit in Custody Account Real Estate Investment Trust

Hartford Small Cap Value Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components		$1,446,539	$1,446,539		$—	$—
Banks		20,238,321	20,238,321		—	—
Capital Goods		13,107,753	13,107,753		—	—
Commercial & Professional Services		6,830,044	6,830,044		—	—
Consumer Durables & Apparel		5,328,317	5,328,317		—	—
Consumer Services		4,015,177	4,015,177		—	—
Diversified Financials		5,318,225	5,318,225		—	—
Food, Beverage & Tobacco		1,661,906	1,661,906		—	—
Health Care Equipment & Services		1,535,651	1,535,651		—	—
Household & Personal Products		5,269,434	5,269,434		—	—
Insurance		5,014,683	5,014,683		—	—
Materials		3,718,317	3,718,317		—	—
Media & Entertainment		2,022,524	2,022,524		—	—
Real Estate		5,103,808	5,103,808		—	—
Retailing		2,393,187	2,393,187		—	—
Semiconductors & Semiconductor Equipment		6,810,534	6,810,534		—	—
Software & Services		5,635,194	5,635,194		—	—
Technology Hardware & Equipment		4,853,522	4,853,522		—	—
Short-Term Investments		4,471,470	4,471,470		—	—

Total		$104,774,606	$104,774,606		$—	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The Hartford Small Company Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.8%
	Banks - 3.4%
112,597	Ameris Bancorp	$4,525,273
232,929	BancorpSouth Bank	6,654,781
305,759	MGIC Investment Corp.	4,216,417
322,403	Sterling Bancorp	6,448,060
		21,844,531
	Capital Goods - 10.0%
225,252	Advanced Drainage Systems, Inc.	9,363,726
150,987	Argan, Inc.	6,358,063
51,555	Axon Enterprise, Inc.*	3,959,939
88,656	Chart Industries, Inc.*	5,672,211
58,810	Curtiss-Wright Corp.	8,552,738
61,543	EnerSys	4,428,634
127,514	ITT, Inc.	8,553,639
400,938	Rexnord Corp.*	13,090,626
92,287	Rush Enterprises, Inc. Class A	3,968,341
		63,947,917
	Commercial & Professional Services - 3.4%
77,795	Brink's Co.	6,549,561
84,145	McGrath Rent Corp.	6,506,092
155,819	TriNet Group, Inc.*	8,891,032
		21,946,685
	Consumer Durables & Apparel - 9.6%
158,149	Acushnet Holdings Corp.	4,897,875
213,821	BRP, Inc.	10,915,631
82,088	Carter's, Inc.	8,707,074
39,643	Cavco Industries, Inc.*	8,880,825
193,558	Peloton Interactive, Inc. Class A*	6,263,537
308,632	Skyline Champion Corp.*	8,873,170
291,158	Under Armour, Inc. Class C*	5,229,198
210,020	YETI Holdings, Inc.*	7,636,327
		61,403,637
	Consumer Services - 6.9%
146,923	Cheesecake Factory, Inc.(1)	5,641,843
259,414	Chegg, Inc.*	10,695,639
580,284	DraftKings, Inc.*(2)(3)(4)	1,985,732
37,075	Grand Canyon Education, Inc.*	2,902,231
91,739	Marriott Vacations Worldwide Corp.	11,030,698
149,843	Planet Fitness, Inc. Class A*	12,105,816
		44,361,959
	Diversified Financials - 1.6%
160,422	Ares Management Corp. Class A	5,784,817
132,208	PRA Group, Inc.*	4,674,875
		10,459,692
	Food & Staples Retailing - 1.4%
176,099	Performance Food Group Co.*	9,120,167
	Food, Beverage & Tobacco - 0.8%
14,329	Boston Beer Co., Inc. Class A*	5,106,569
	Health Care Equipment & Services - 13.3%
27,602	ABIOMED, Inc.*	5,141,977
60,520	Amedisys, Inc.*	10,681,175
125,516	Globus Medical, Inc. Class A*	6,561,976
89,437	Haemonetics Corp.*	9,604,639
53,638	Hill-Rom Holdings, Inc.	5,711,911
60,974	Insulet Corp.*	11,831,395
64,412	Novocure Ltd.*	5,247,001
136,264	Omnicell, Inc.*	11,075,538
192,144	Tandem Diabetes Care, Inc.*	14,610,630

The Hartford Small Company Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

51,774	Teladoc Health, Inc.*(1)	$5,265,934
		85,732,176
	Insurance - 0.8%
125,411	James River Group Holdings Ltd.	5,385,148
	Materials - 2.0%
71,656	Carpenter Technology Corp.	2,847,610
82,305	Ingevity Corp.*	5,367,932
158,030	Louisiana-Pacific Corp.	4,848,360
		13,063,902
	Media & Entertainment - 1.0%
74,691	Cardlytics, Inc.*	6,268,069
	Pharmaceuticals, Biotechnology & Life Sciences - 15.4%
55,724	ACADIA Pharmaceuticals, Inc.*	2,225,617
67,245	Acceleron Pharma, Inc.*	6,104,501
77,014	Aerie Pharmaceuticals, Inc.*	1,577,247
427,441	Amicus Therapeutics, Inc.*	3,778,579
133,985	Apellis Pharmaceuticals, Inc.*	5,508,123
121,106	Arena Pharmaceuticals, Inc.*	5,533,333
25,157	Ascendis Pharma A/S ADR*	3,398,711
87,516	Blueprint Medicines Corp.*	5,552,890
71,100	Forty Seven, Inc.*	2,621,457
89,900	G1 Therapeutics, Inc.*	1,740,464
22,708	Galapagos N.V. ADR*(1)	5,061,159
46,347	Global Blood Therapeutics, Inc.*	3,024,605
155,191	Heron Therapeutics, Inc.*	3,237,284
664,886	ImmunoGen, Inc.*	3,141,586
172,316	Iovance Biotherapeutics, Inc.*	3,746,150
76,060	Karyopharm Therapeutics, Inc.*	1,228,369
35,530	Kodiak Sciences, Inc.*	2,169,817
33,132	Mirati Therapeutics, Inc.*	2,876,852
67,037	MyoKardia, Inc.*	4,560,527
219,546	Orchard Therapeutics plc*	2,726,761
63,090	PRA Health Sciences, Inc.*	6,391,648
68,078	Principia Biopharma, Inc.*	3,584,307
69,144	PTC Therapeutics, Inc.*	3,560,916
20,156	Reata Pharmaceuticals, Inc. Class A*	4,409,931
179,436	Revance Therapeutics, Inc.*	4,013,983
37,721	Sage Therapeutics, Inc.*	2,500,148
141,758	Y-mAbs Therapeutics, Inc.*	4,676,596
		98,951,561
	Real Estate - 2.6%
139,567	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	4,757,839
111,513	NexPoint Residential Trust, Inc. REIT	5,441,835
81,295	Redfin Corp.*	1,977,907
242,020	Xenia Hotels & Resorts, Inc. REIT	4,523,354
		16,700,935
	Retailing - 3.1%
3,136,600	Allstar Co.(2)(3)(4)	1,254,640
39,632	Etsy, Inc.*	1,934,438
43,228	Five Below, Inc.*	4,894,274
145,138	Floor & Decor Holdings, Inc. Class A*	7,156,755
50,195	Ollie's Bargain Outlet Holdings, Inc.*	2,662,343
26,907	Tory Burch LLC*(2)(3)(4)	1,746,293
		19,648,743
	Semiconductors & Semiconductor Equipment - 3.0%
170,152	Entegris, Inc.	8,807,067
469,515	Tower Semiconductor Ltd.*	10,413,843
		19,220,910
	Software & Services - 13.7%
7,900	Alteryx, Inc. Class A*	1,101,813
113,028	Endava plc ADR*	5,218,503

The Hartford Small Company Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

16,661	EPAM Systems, Inc.*	$3,801,041
29,821	Everbridge, Inc.*	2,702,975
10,627	Fair Isaac Corp.*	4,276,092
89,026	Five9, Inc.*	6,385,835
61,905	Guidewire Software, Inc.*	6,964,312
33,794	HubSpot, Inc.*	6,114,686
44,987	j2 Global, Inc.	4,312,454
169,499	LiveRamp Holdings, Inc.*	6,820,640
254,048	Mimecast Ltd.*	12,964,069
48,700	Proofpoint, Inc.*	5,980,847
89,104	PROS Holdings, Inc.*	5,346,240
160,654	Rapid7, Inc.*	9,539,635
73,189	Science Applications International Corp.	6,423,799
		87,952,941
	Technology Hardware & Equipment - 2.4%
65,725	Lumentum Holdings, Inc.*	4,979,983
53,473	Novanta, Inc.*	4,851,605
22,538	Zebra Technologies Corp. Class A*	5,387,033
		15,218,621
	Telecommunication Services - 0.7%
60,875	Bandwidth, Inc. Class A*	4,319,690
	Transportation - 0.7%
48,986	Saia, Inc.*	4,266,681
	Total Common Stocks
	(cost $516,656,161)	$614,920,534
Convertible Preferred Stocks - 0.7%
	Retailing - 0.3%
47,489	Honest Co., Inc. Series E*(2)(3)(4)	1,851,121
	Software & Services - 0.4%
263,189	MarkLogic Corp. Series F*(2)(3)(4)	2,518,718
	Total Convertible Preferred Stocks
	(cost $5,229,589)	$4,369,839
Escrows - 0.0%(5)
	Software & Services - 0.0%
98,033	Veracode, Inc.*(2)(3)(4)	53,330
	Total Escrows
	(cost $—)	$53,330
	Total Long-Term Investments
	(cost $521,885,750)	$619,343,703
Short-Term Investments - 6.7%
	Other Investment Pools & Funds - 4.3%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
27,387,594	Institutional Class, 1.49%(6)	27,387,594
	Securities Lending Collateral - 2.4%
786,558	Citibank NA DDCA, 1.58%, 2/3/2020(6)	786,558
	Fidelity Investments Money Market Funds, Government Portfolio,
3,669,702	Institutional Class, 1.50%(6)	3,669,702
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
3,100,708	Class, 1.72%(6)	3,100,708
1,127,771	JPMorgan Prime Money Market Fund, 1.69%(6)	1,127,771
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
2,960,307	Class, 1.71%(6)	2,960,307
	State Street Institutional Liquid Reserves Fund, Institutional Class,
4,087,275	1.71%(6)	4,087,275
		15,732,321
	Total Short-Term Investments
	(cost $43,119,915)	$43,119,915

The Hartford Small Company Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments
(cost $565,005,665)	103.2	% $	662,463,618
Other Assets and Liabilities	(3.2)%		(20,509,617)
Total Net Assets	100.0	% $	641,954,001

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Investment valued using significant unobservable inputs.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $9,409,834, which represented 1.5% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $9,409,834 or 1.5% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	3,136,600	$1,364,479	$1,254,640
12/2014	DraftKings, Inc.	580,284	2,187,550	1,985,732
	Honest Co., Inc. Series E
08/2015	Convertible Preferred	47,489	2,172,859	1,851,121
	MarkLogic Corp. Series F
04/2015	Convertible Preferred	263,189	3,056,730	2,518,718
11/2013	Tory Burch LLC	26,907	2,108,912	1,746,293
04/2017	Veracode, Inc.	98,033	—	53,330

			$10,890,530	$9,409,834

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.
†	For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations: ADR DDCA REIT	American Depositary Receipt Dollars on Deposit in Custody Account Real Estate Investment Trust

The Hartford Small Company Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total		Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks		$21,844,531	$21,844,531		$—	$—
Capital Goods		63,947,917	63,947,917		—	—
Commercial & Professional Services		21,946,685	21,946,685		—	—
Consumer Durables & Apparel		61,403,637	61,403,637		—	—
Consumer Services		44,361,959	42,376,227		—	1,985,732
Diversified Financials		10,459,692	10,459,692		—	—
Food & Staples Retailing		9,120,167	9,120,167		—	—
Food, Beverage & Tobacco		5,106,569	5,106,569		—	—
Health Care Equipment & Services		85,732,176	85,732,176		—	—
Insurance		5,385,148	5,385,148		—	—
Materials		13,063,902	13,063,902		—	—
Media & Entertainment		6,268,069	6,268,069		—	—
Pharmaceuticals, Biotechnology & Life Sciences		98,951,561	98,951,561		—	—
Real Estate		16,700,935	16,700,935		—	—
Retailing		19,648,743	16,647,810		—	3,000,933
Semiconductors & Semiconductor Equipment		19,220,910	19,220,910		—	—
Software & Services		87,952,941	87,952,941		—	—
Technology Hardware & Equipment		15,218,621	15,218,621		—	—
Telecommunication Services		4,319,690	4,319,690		—	—
Transportation		4,266,681	4,266,681		—	—
Convertible Preferred Stocks		4,369,839	—		—	4,369,839
Escrows		53,330	—		—	53,330

Short-Term Investments		43,119,915	43,119,915		—	—
Total		$662,463,618	$653,053,784		$—	$9,409,834

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund's investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2020:

		Convertible
	Common	Preferred
	Stocks	Stocks	Escrows	Total
Beginning balance	$4,054,012	$4,382,507	$53,330	$8,489,849
Net change in unrealized appreciation/depreciation	932,653	(12,668)	-	919,985
Transfers in to Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Ending balance	$4,986,665	$4,369,839	$53,330	$9,409,834

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2020 was $919,985.

The Hartford Strategic Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 11.1%
	Asset-Backed - Automobile - 0.2%
	Exeter Automobile Receivables Trust
$475,000	2.73%, 12/15/2025(1)	$480,758
	Westlake Automobile Receivables Trust
1,370,000	3.28%, 12/15/2022(1)	1,384,543
		1,865,301
	Asset-Backed - Finance & Insurance - 1.5%
	Apidos CLO
250,000	4.82%, 01/19/2025, 3 mo. USD LIBOR + 3.000%(1)(2)	249,816
	Avery Point CLO Ltd.
29,437	2.94%, 01/18/2025, 3 mo. USD LIBOR + 1.120%(1)(2)	29,429
	Bayview Opportunity Master Fund Trust
59,625	3.50%, 01/28/2055(1)(3)	60,594
100,562	3.50%, 06/28/2057(1)(3)	102,687
122,892	3.50%, 01/28/2058(1)(3)	125,294
56,006	4.00%, 11/28/2053(1)(3)	57,658
111,390	4.00%, 10/28/2064(1)(3)	114,489
	Bellemeade Re Ltd.
354,176	2.76%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	354,452
	Domino's Pizza Master Issuer LLC
659,950	4.12%, 07/25/2048(1)	691,218
	Eagle RE Ltd.
392,306	3.36%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	393,008
	Equity One Mortgage Pass-Through Trust
19,279	5.46%, 12/25/2033(3)	17,516
	GSAMP Trust
1,489,793	1.75%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	993,786
	Madison Park Funding Ltd.
250,000	2.97%, 07/23/2029, 3 mo. USD LIBOR + 1.160%(1)(2)	250,096
	MFA Trust
1,648,603	3.35%, 11/25/2047(1)(4)	1,651,604
	OneMain Financial Issuance Trust
211,110	2.37%, 09/14/2032(1)	211,296
	Radnor RE Ltd.
200,672	2.91%, 02/25/2029, 1 mo. USD LIBOR + 1.250%(1)(2)	200,643
	SoFi Consumer Loan Program LLC
25,001	2.50%, 05/26/2026(1)	25,089
20,948	2.77%, 05/25/2026(1)	21,068
15,841	3.05%, 12/26/2025(1)	15,874
72,852	3.09%, 10/27/2025(1)	73,045
25,858	3.28%, 01/26/2026(1)	25,948
	Springleaf Funding Trust
310,000	2.68%, 07/15/2030(1)	310,818
27,948	2.90%, 11/15/2029(1)	27,965
	Towd Point Mortgage Trust
215,865	2.75%, 10/25/2056(1)(3)	218,446
51,201	2.75%, 04/25/2057(1)(3)	51,740
1,793,304	2.75%, 06/25/2057(1)(3)	1,826,620
114,886	2.75%, 07/25/2057(1)(3)	116,525
1,336,789	2.75%, 10/25/2057(1)(3)	1,356,721
	Vericrest Opportunity Loan Trust
465,000	5.19%, 09/25/2049(1)(4)	468,279
	Wendy's Funding LLC
583,100	3.88%, 03/15/2048(1)	608,576
	Wingstop Funding LLC
387,075	4.97%, 12/05/2048(1)	399,322
		11,049,622
	Asset-Backed - Home Equity - 0.9%
	GSAA Home Equity Trust
595,652	1.73%, 12/25/2046, 1 mo. USD LIBOR + 0.070%(2)	283,685
$972,444	1.74%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	$447,517
1,001,989	1.84%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	430,717

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

786,008	1.89%, 04/25/2047, 1 mo. USD LIBOR + 0.230%(2)	503,399
	Legacy Mortgage Asset Trust
1,445,500	3.25%, 11/25/2059(1)(4)	1,456,191
	Morgan Stanley Mortgage Loan Trust
2,277,301	1.83%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	990,186
	Soundview Home Loan Trust
2,251,000	1.90%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,095,460
115,000	1.91%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	107,976
		6,315,131
	Collateralized - Mortgage Obligations - 0.3%
	Homeward Opportunities Fund Trust
628,819	2.70%, 09/25/2059(1)(3)	632,823
	Natixis Commercial Mortgage Securities Trust
1,700,000	4.30%, 10/15/2036(1)	1,714,224
		2,347,047
	Commercial Mortgage - Backed Securities - 2.3%
	BAMLL Commercial Mortgage Securities Trust
2,060,000	3.84%, 11/05/2032(1)(3)	1,775,992
	BX Commercial Mortgage Trust
1,000,000	4.25%, 12/15/2029, 1 mo. USD LIBOR + 2.500%(1)(2)	1,004,063
	CAMB Commercial Mortgage Trust
2,260,000	4.93%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(2)	2,278,382
	Citigroup Commercial Mortgage Trust
180,000	4.76%, 03/10/2047(1)(3)	180,742
	Commercial Mortgage Trust
376,133	2.06%, 07/10/2046(1)(3)(5)	964
560,000	4.75%, 10/15/2045(1)(3)	28,000
981,000	4.75%, 10/15/2045(1)(3)	741,656
	Credit Suisse First Boston Mortgage Securities Corp.
5,264	4.88%, 04/15/2037	5,234
	GS Mortgage Securities Trust
4,046,237	0.11%, 07/10/2046(3)(5)	11,348
7,569,000	0.68%, 02/13/2053(3)(5)	417,094
366,346	1.50%, 08/10/2044(1)(3)(5)	5,257
565,333	3.67%, 04/10/2047(1)	209,482
2,190,000	4.90%, 11/10/2045(1)(3)	2,256,384
175,000	5.13%, 04/10/2047(1)(3)	160,103
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(3)	540,871
485,000	4.57%, 12/15/2047(1)(3)	463,815
765,000	5.60%, 08/15/2046(1)(3)	784,699
	Morgan Stanley Capital Trust
465,000	5.42%, 07/15/2049(1)(3)	432,113
4,551	5.77%, 10/12/2052(1)(3)	1,137
	MTRO Commercial Mortgage Trust
255,000	3.73%, 12/15/2033, 1 mo. USD LIBOR + 2.05%(1)(2)	254,840
	PRPM
369,371	4.75%, 10/25/2024(1)(3)	372,411
	Securitized Term Auto Loan Receivables Trust
1,437,993	4.57%, 03/25/2026(1)	1,444,141
	VNDO Mortgage Trust
870,000	4.08%, 12/13/2029(1)(3)	875,426
	Wells Fargo Commercial Mortgage Trust
15,000	4.29%, 05/15/2048(3)	15,558
	Wells Fargo N.A.
6,592,621	0.72%, 11/15/2062(3)(5)	334,540
5,373,852	0.82%, 12/15/2052(3)(5)	318,530
	WF-RBS Commercial Mortgage Trust
900,599	3.02%, 11/15/2047(1)	494,634
2,125,000	4.97%, 11/15/2045(1)(3)	1,990,332
215,000	5.00%, 06/15/2044(1)(3)	183,912
		17,581,660

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Other ABS - 1.7%
	Domino's Pizza Master Issuer LLC
$478,800	3.67%, 10/25/2049(1)	$497,133
	Marlette Funding Trust
1,234,794	2.69%, 09/17/2029(1)	1,240,615
	OnDeck Asset Securitization Trust LLC
1,295,000	2.65%, 11/18/2024(1)	1,295,390
	Pretium Mortgage Credit Partners LLC
1,379,227	3.11%, 07/27/2059(1)(4)	1,380,253
	Vericrest Opportunity Loan Trust
1,810,000	5.19%, 10/25/2049(1)(4)	1,824,653
	VOLT LXIII LLC
1,650,000	4.34%, 02/25/2050	1,650,000
	VOLT LXIV LLC
1,570,000	4.63%, 10/25/2047(1)(4)	1,573,341
	VOLT LXXX LLC
1,455,000	5.07%, 10/25/2049(1)(4)	1,466,278
	VOLT LXXXIII LLC
410,000	4.95%, 11/26/2049(1)(4)	412,850
	VOLT LXXXV LLC
1,160,000	4.46%, 01/25/2050(1)(4)	1,163,449
		12,503,962
	Whole Loan Collateral CMO - 4.2%
	Alternative Loan Trust
244,720	1.98%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	230,036
148,559	2.20%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	144,215
830,800	5.75%, 05/25/2036	604,104
756,085	6.00%, 05/25/2036	611,428
	Arroyo Mortgage Trust
1,117,967	2.96%, 10/25/2048(1)(3)	1,129,730
	Banc of America Mortgage Trust
205,751	4.05%, 09/25/2035(3)	204,801
	Bear Stearns Adjustable Rate Mortgage Trust
216,974	4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	223,640
	Bear Stearns Alt-A Trust
88,474	2.16%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	102,360
	Bellemeade Re Ltd.
145,008	2.86%, 10/25/2028, 1 mo. USD LIBOR + 1.200%(1)(2)	145,031
	Chase Mortgage Finance Trust
855,171	5.50%, 11/25/2035	828,671
	CHL Mortgage Pass-Through Trust
490,498	3.79%, 09/25/2047(3)	473,010
	COLT Mortgage Loan Trust
919,005	2.76%, 08/25/2049(1)(3)	922,449
	Connecticut Avenue Securities Trust
1,000,000	3.76%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	1,009,115
537,990	3.81%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	542,820
1,037,153	3.96%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	1,048,236
	CSMC Trust
103,657	3.25%, 04/25/2047(1)(3)	105,200
	Deephaven Residential Mortgage Trust
27,189	2.45%, 06/25/2047(1)(3)	27,213
85,547	2.81%, 10/25/2047(1)(3)	85,856
1,622,076	2.96%, 07/25/2059(1)(3)	1,633,071
	Fannie Mae Connecticut Avenue Securities
2,356,008	3.86%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	2,400,274
525,000	5.21%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	554,005
1,518,000	5.91%, 04/25/2029, 1 mo. USD LIBOR + 4.250%(2)	1,627,960
873,666	6.01%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	925,107
337,874	6.56%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	372,555
178,971	7.36%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	198,774
147,179	7.66%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	162,055
	GMACM Mortgage Loan Trust
50,094	3.97%, 04/19/2036(3)	46,585

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	GSR Mortgage Loan Trust
571,033	3.93%, 01/25/2036(3)	581,813
	HarborView Mortgage Loan Trust
$1,481,310	1.89%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	$1,416,268
	Impac CMB Trust
34,420	3.91%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(2)	35,106
	IndyMac IMSC Mortgage Loan Trust
459,311	1.81%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(2)	380,909
	JP Morgan Mortgage Trust
205,703	3.93%, 11/25/2035(3)	199,355
295,956	4.05%, 05/25/2036(3)	296,595
45,787	4.26%, 04/25/2037(3)	42,930
	LSTAR Securities Investment Trust
1,112,196	3.48%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	1,107,882
	MASTR Adjustable Rate Mortgages Trust
95,600	4.69%, 11/21/2034(3)	98,321
	MFA Trust
43,242	2.59%, 02/25/2057(1)(3)	43,107
	Mortgage Insurance-Linked Notes
1,125,000	3.56%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	1,129,368
	New Residential Mortgage Loan Trust
150,162	3.16%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	152,471
124,951	3.75%, 11/26/2035(1)(3)	130,740
113,401	3.75%, 11/25/2056(1)(3)	118,428
1,799,619	3.75%, 11/25/2058(1)(3)	1,881,162
173,779	4.00%, 02/25/2057(1)(3)	183,138
170,513	4.00%, 03/25/2057(1)(3)	180,507
127,966	4.00%, 04/25/2057(1)(3)	134,583
146,889	4.00%, 05/25/2057(1)(3)	155,465
	Nomura Asset Acceptance Corp. Alternative Loan Trust
307,312	4.36%, 06/25/2036(3)	270,514
	PMT Credit Risk Transfer Trust
735,111	3.81%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	732,397
	Residential Accredit Loans, Inc.
887,960	3.38%, 11/25/2037(3)	834,281
	Structured Agency Credit Risk Trust
212,928	3.31%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	213,832
355,000	3.76%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(2)	359,420
	Structured Asset Mortgage Investments Trust
1,185,003	1.89%, 02/25/2036, 1 mo. USD LIBOR + 0.230%(2)	1,093,936
	Towd Point Mortgage Trust
84,876	2.25%, 04/25/2056(1)(3)	84,984
79,317	2.75%, 08/25/2055(1)(3)	80,378
	Vericrest Opportunity Loan Trust
1,530,301	3.28%, 11/25/2049(1)(4)	1,532,577
805,000	4.34%, 02/25/2050(1)(4)	805,000
	WaMu Mortgage Pass-Through Certificates Trust
28,939	2.08%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	28,262
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
527,652	2.26%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	350,956
	Wells Fargo N.A.
12,440,904	0.89%, 01/15/2063(3)(5)(6)	921,560
		31,934,546
	Whole Loan Collateral PAC - 0.0%
	Alternative Loan Trust
42,904	2.16%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(2)	25,563
	Total Asset & Commercial Mortgage Backed Securities
	(cost $83,443,508)	$83,622,832
Corporate Bonds - 22.4%
	Aerospace/Defense - 0.1%
	SSL Robotics LLC
475,000	9.75%, 12/31/2023(1)	$521,313

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Agriculture - 0.7%
		Kernel Holding S.A.
	4,650,000	6.50%, 10/17/2024(1)	4,905,332
		Auto Manufacturers - 0.7%
		General Motors Financial Co., Inc.
	$250,000	2.78%, 04/13/2020, 3 mo. USD LIBOR + 0.930%(2)	$250,398
		General Motors Financial of Canada Ltd.
CAD	3,085,000	3.08%, 05/22/2020(7)	2,338,133
		Honda Canada Finance, Inc.
	1,085,000	2.35%, 08/28/2020, 3 mo. USD LIBOR + 0.380%(2)	821,580
		Volkswagen Group of America Finance LLC
	$1,075,000	2.68%, 11/13/2020, 3 mo. USD LIBOR + 0.770%(1)(2)	1,079,844
		VW Credit Canada, Inc.
CAD	530,000	2.57%, 03/30/2020, 3 mo. CDOR + 0.500%(2)	400,796
			4,890,751
		Auto Parts & Equipment - 0.2%
		Adient Global Holdings Ltd.
EUR	850,000	3.50%, 08/15/2024(7)	905,550
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
	830,000	4.38%, 05/15/2026(7)	948,126
			1,853,676
		Beverages - 0.4%
		Molson Coors International L.P.
CAD	2,525,000	2.75%, 09/18/2020	1,913,898
		Sunshine Mid B.V.
EUR	600,000	6.50%, 05/15/2026(7)	696,472
			2,610,370
		Chemicals - 0.6%
		Alpek S.A.B. de C.V.
	$1,350,000	4.25%, 09/18/2029(1)	1,404,000
		Braskem Netherlands Finance B.V.
	200,000	4.50%, 01/10/2028(7)	203,461
	905,000	4.50%, 01/31/2030(1)	909,706
	395,000	5.88%, 01/31/2050(1)	409,611
		OCP S.A.
	200,000	4.50%, 10/22/2025(7)	215,942
		Syngenta Finance N.V.
	400,000	5.68%, 04/24/2048(1)	444,657
		Yingde Gases Investment Ltd.
	200,000	6.25%, 01/19/2023(7)	209,105
	530,000	6.25%, 01/19/2023(1)	554,129
			4,350,611
		Commercial Banks - 5.0%
		Abanca Corp. Bancaria S.A.
		6.13%, 01/18/2029, (6.13% fixed rate until 01/18/2024; 5 year EUR Swap + 5.927%
EUR	400,000	thereafter)(7)(8)	505,904
		7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326%
	400,000	thereafter)(7)(8)(9)	491,863
		Banca Monte dei Paschi di Siena S.p.A.
		5.38%, 01/18/2028, (5.38% fixed rate until 01/18/2023; 5 year EUR
	600,000	Swap + 5.005% thereafter)(7)(8)	616,354
		Banco BPM S.p.A.
		8.75%, 06/18/2024, (8.75% fixed rate until 06/18/2024; 5 year EUR
	225,000	Swap + 8.921% thereafter)(7)(8)(9)	280,104
		Banco Comercial Portugues S.A.
		9.25%, 01/31/2024, (9.25% fixed rate until 01/31/2024; 5 year EUR
	400,000	Swap + 9.414% thereafter)(7)(8)(9)	502,252
		Banco de Credito Social Cooperativo S.A.
		7.75%, 06/07/2027, (7.75% fixed rate until 06/07/2022; 5 year EUR
	600,000	Swap + 7.591% thereafter)(7)(8)	698,129
		Banco do Brasil S.A.
	$200,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	212,900
	225,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(1)	238,781

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 5 year EUR Swap + 7.362%
	365,000	thereafter)(7)(8)(9)	422,488
		Banco Mercantil del Norte S.A.
		7.50%, 06/27/2029, (7.50% fixed rate until 06/27/2029; 10 year USD
	$900,000	CMT + 5.470% thereafter)(1)(8)(9)	$1,020,375
		Bancolombia S.A.
		4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD
	200,000	CMT + 2.944% thereafter)(8)	205,750
		Bank of America Corp.
	1,000,000	2.56%, 10/01/2021, 3 mo. USD LIBOR + 0.650%(2)	1,003,729
		Bank of China Hong Kong Ltd.
	485,000	5.55%, 02/11/2020(7)	485,291
		Barclays plc
		2.00%, 02/07/2028, (2.00% fixed rate until 02/07/2023; 5 year EUR
EUR	480,000	Swap + 1.900% thereafter)(7)(8)	547,143
		BBVA Bancomer S.A.
		5.13%, 01/18/2033, (5.13% fixed rate until 01/17/2028; 12 mo. USD CMT + 2.650%
	$520,000	thereafter)(1)(8)	553,800
		5.88%, 09/13/2034, (5.88% fixed rate until 09/13/2029; 5 year USD CMT + 4.308%
	350,000	thereafter)(1)(8)	386,225
		BBVA Global Finance Ltd.
	310,000	7.00%, 12/01/2025	371,949
		Caixa Geral de Depositos S.A.
		10.75%, 03/30/2022, (10.8% fixed rate until 03/30/2022; 5 year EUR
EUR	400,000	Swap + 10.925% thereafter)(7)(8)(9)	523,471
		Capital One Financial Corp.
	$275,000	2.66%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(2)	275,363
		Credit Agricole S.A.
		6.88%, 09/23/2024, (6.88% fixed rate until 09/23/2024; 5 year USD
	495,000	Swap + 4.319% thereafter)(7)(8)(9)(10)	546,356
		Credit Mutuel Arkea S.A.
EUR	400,000	3.38%, 03/11/2031(7)	531,516
		Credit Suisse Group AG
		6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD
	$2,590,000	Swap + 3.455% thereafter)(1)(8)(9)	2,855,330
		Credit Suisse Group Funding Guernsey Ltd.
	950,000	4.11%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(2)	972,890
		Credit Suisse New York
	1,155,000	2.05%, 02/04/2022	1,155,347
		Danske Bank A/S
	1,065,000	5.00%, 01/12/2022(1)	1,122,070
	1,665,000	5.38%, 01/12/2024(1)	1,852,209
		7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 12 mo. USD CMT + 4.130%
	730,000	thereafter)(7)(8)(9)	813,038
		Erste Group Bank AG
		6.50%, 04/15/2024, (6.50% fixed rate until 04/15/2024; 5 year EUR
EUR	600,000	Swap + 6.204% thereafter)(7)(8)(9)	779,551
		Goldman Sachs Bank USA
	$200,000	2.16%, 05/24/2021, 3 mo. SOFR + 0.600%(2)	200,196
		Grupo Aval Ltd.
	200,000	4.75%, 09/26/2022(7)	207,575
		IKB Deutsche Industriebank AG
		4.00%, 01/31/2028, (4.00% fixed rate until 01/31/2023; 5 year EUR
EUR	300,000	Swap + 3.617% thereafter)(7)(8)	336,142
		Industrial & Commercial Bank of China Ltd.
	$400,000	2.59%, 04/16/2021, 3 mo. USD LIBOR + 0.750%(2)(7)	400,977
	488,000	2.62%, 10/12/2020, 3 mo. USD LIBOR + 0.770%(2)(7)	489,000
	400,000	2.62%, 06/14/2021, 3 mo. USD LIBOR + 0.730%(2)(7)	400,880
	2,290,000	2.65%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(7)	2,295,705
	200,000	4.88%, 09/21/2025(7)	222,335
		ING Groep N.V.
		6.50%, 04/16/2025, (6.50% fixed rate until 04/16/2025; 5 year USD
	475,000	Swap + 4.446% thereafter)(8)(9)	523,070
		Itau Unibanco Holding S.A.
	310,000	2.90%, 01/24/2023(1)	310,868

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 5 year USD CMT + 3.981%
	500,000	thereafter)(1)(8)(9)	525,375
		Metro Bank plc
		5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458%
GBP	2,030,000	thereafter)(7)(8)	$2,143,741
		9.50%, 10/08/2025, (9.50% fixed rate until 10/08/2024; GUKG1 + 9.220%
	275,000	thereafter)(7)(8)	389,465
		Novo Banco S.A.
EUR	365,000	3.50%, 01/23/2043	392,444
	570,000	3.50%, 02/19/2043(7)	613,193
	775,000	3.50%, 03/18/2043(7)	833,384
		Raiffeisen Bank International AG
	500,000	6.00%, 10/16/2023(7)	662,380
6.13%, 12/15/2022, (6.13% fixed rate until 12/15/2022; 12 year EUR Swap +
	600,000	5.954% thereafter)(7)(8)(9)	724,487
		Stichting AK Rabobank Certificaten
	250,000	6.50%, 12/29/2049(7)(9)	367,539
		UBS Group Funding Switzerland AG
		7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD
	$1,100,000	Swap + 4.866% thereafter)(7)(8)(9)	1,253,230
		UniCredit S.p.A.
		5.86%, 06/19/2032, (5.86% fixed rate until 06/19/2027; 5 year USD ICE Swap +
	520,000	3.703% thereafter)(7)(8)	556,956
	2,970,000	6.57%, 01/14/2022(1)	3,195,763
		Volksbank Wien AG
		7.75%, 04/09/2024, (7.75% fixed rate until 04/09/2024; EUAMDB05
EUR	400,000	+ 7.880% thereafter)(7)(8)(9)	496,434
		Westpac Banking Corp.
	$425,000	2.19%, 05/15/2020, 3 mo. USD LIBOR + 0.280%(2)	425,358
			37,936,675
		Commercial Services - 0.6%
		APX Group, Inc.
	1,000,000	8.75%, 12/01/2020(10)	1,001,563
		Atento Luxco 1 S.A.
	860,000	6.13%, 08/10/2022(1)(10)	867,525
		Jasa Marga Persero Tbk PT
IDR 4,400,000,000		7.50%, 12/11/2020(1)	319,622
		La Financiere Atalian SASU
EUR	1,235,000	4.00%, 05/15/2024(7)	1,143,680
		Penske Truck Leasing Canada, Inc.
CAD	900,000	2.95%, 06/12/2020	682,107
		Refinitiv U.S. Holdings, Inc.
EUR	525,000	6.88%, 11/15/2026(7)	660,080
			4,674,577
		Diversified Financial Services - 0.9%
		CSN Islands Corp.
	$385,000	6.75%, 01/28/2028(1)	382,420
		International Finance Corp,
INR	8,100,000	5.85%, 11/25/2022	112,023
		LeasePlan Corp. N.V.
		7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; EUAMDB05
EUR	495,000	+ 7.556% thereafter)(7)(8)(9)	625,837
		LHC3 plc
	540,000	4.13%, 08/15/2024(7)(11)	615,476
		Minejesa Capital B.V.
	$240,000	5.63%, 08/10/2037(7)	261,031
		Power Finance Corp. Ltd.
	4,370,000	3.95%, 04/23/2030(1)	4,376,145
		Unifin Financiera S.A.B. de C.V.
	200,000	7.00%, 01/15/2025(7)	209,260
			6,582,192
		Electric - 1.2%
		Abu Dhabi National Energy Co. PJSC
	225,000	4.38%, 04/23/2025(7)	243,412

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Centrais Eletricas Brasileiras S.A.
	315,000	3.63%, 02/04/2025	317,133
	1,065,000	4.63%, 02/04/2030	1,072,455
		Eskom Holdings SOC Ltd.
	$1,400,000	5.75%, 01/26/2021(7)	$1,401,697
	200,000	6.75%, 08/06/2023(7)	202,370
		Georgia Power Co.
	250,000	4.75%, 09/01/2040	303,879
		Instituto Costarricense de Electricidad
	200,000	6.95%, 11/10/2021(7)	208,500
		Israel Electric Corp. Ltd.
	1,000,000	4.25%, 08/14/2028(1)(7)	1,096,720
		Mong Duong Finance Holdings B.V.
	300,000	5.13%, 05/07/2029(7)	309,420
	2,205,000	5.13%, 05/07/2029(1)	2,274,239
		Perusahaan Listrik Negara PT
	470,000	6.15%, 05/21/2048(7)	598,122
		State Grid Overseas Investment Ltd.
	250,000	2.25%, 05/04/2020(7)	250,111
		Termocandelaria Power Ltd.
	1,035,000	7.88%, 01/30/2029(1)	1,134,619
			9,412,677
		Energy-Alternate Sources - 0.4%
		Adani Green Energy (UP) Ltd.
	2,760,000	6.25%, 12/10/2024(1)	2,984,167
		Engineering & Construction - 1.1%
		Aeropuerto Internacional de Tocumen S.A.
	200,000	6.00%, 11/18/2048(7)	252,626
		Aeropuertos Dominicanos Siglo S.A.
	785,000	6.75%, 03/30/2029(7)	870,369
		Bioceanico Sovereign Certificate Ltd.
	395,000	0.00%, 06/05/2034(1)(12)	278,080
		Ellaktor Value plc
EUR	560,000	6.38%, 12/15/2024(1)	636,465
		IHS Netherlands Holdco B.V.
	$420,000	7.13%, 03/18/2025(1)	445,293
	1,915,000	8.00%, 09/18/2027(1)	2,068,200
		International Airport Finance S.A.
	2,940,000	12.00%, 03/15/2033(1)	3,226,650
		Mexico City Airport Trust
	200,000	4.25%, 10/31/2026(7)	214,961
		SBA Tower Trust
	265,000	3.17%, 04/09/2047(1)	269,656
			8,262,300
		Food - 0.8%
		BRF S.A.
	1,230,000	4.88%, 01/24/2030(1)	1,258,905
	485,000	4.88%, 01/24/2030(7)	496,397
		Conagra Brands, Inc.
	500,000	2.55%, 10/22/2020, 3 mo. USD LIBOR + 0.750%(2)	500,050
		Minerva Luxembourg S.A.
	550,000	5.88%, 01/19/2028(7)	579,590
	200,000	6.50%, 09/20/2026(7)	212,111
		NBM U.S. Holdings, Inc.
	2,980,000	6.63%, 08/06/2029(1)	3,207,225
			6,254,278
		Forest Products & Paper - 0.1%
		Celulosa Arauco y Constitucion S.A.
	200,000	4.20%, 01/29/2030(1)	203,940
	200,000	4.50%, 08/01/2024	211,800
		Suzano Austria GmbH
	200,000	7.00%, 03/16/2047(1)	238,960
			654,700

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Healthcare-Services - 0.7%
		Constantin Investissement SASU
EUR	525,000	5.38%, 04/15/2025(7)	599,686
		Rede D'or Finance S.a.r.l.
	$4,475,000	4.50%, 01/22/2030(1)	$4,501,850
	400,000	4.95%, 01/17/2028(1)	421,000
			5,522,536
		Home Builders - 0.3%
		Adams Homes, Inc.
	1,500,000	7.50%, 02/15/2025(1)	1,541,250
		Ashton Woods USA LLC / Ashton Woods Finance Co.
	450,000	6.63%, 01/15/2028(1)	458,438
			1,999,688
		Household Products/Wares - 0.1%
		Diamond (BC) B.V.
EUR	580,000	5.63%, 08/15/2025(7)	631,091
		Insurance - 0.4%
		Aegon N.V.
	43,000	0.02%, 04/15/2020, 10 year GNTH + 0.100%(2)(9)	39,463
		Assicurazioni Generali S.p.A.
		5.50%, 10/27/2047, (5.50% fixed rate until 10/27/2027; 3 mo.
	525,000	EURIBOR + 5.350% thereafter)(7)(8)	718,329
		AXA S.A.
		3.38%, 07/06/2047, (3.38% fixed rate until 07/06/2027; 3 mo.
	425,000	EURIBOR + 3.750% thereafter)(7)(8)	544,696
		Genworth Holdings, Inc.
	$375,000	4.80%, 02/15/2024	374,062
	750,000	6.50%, 06/15/2034	758,749
		Intesa Sanpaolo Vita S.p.A.
		4.75%, 12/17/2024, (4.75% fixed rate until 12/17/2024; 6 Mo. EUR
EUR	700,000	LIBOR + 4.817% thereafter)(7)(8)(9)	867,343
			3,302,642
		Investment Company Security - 0.4%
		Greenko Mauritius Ltd.
	$2,930,000	6.25%, 02/21/2023(1)	3,022,181
		Iron/Steel - 0.8%
		CSN Resources S.A.
	1,321,000	7.63%, 04/17/2026(1)	1,387,472
		Metinvest B.V.
EUR	1,825,000	5.63%, 06/17/2025(1)	2,113,315
	$2,145,000	7.75%, 10/17/2029(1)	2,257,913
			5,758,700
		Leisure Time - 0.0%
		Saga plc
GBP	220,000	3.38%, 05/12/2024(7)	265,148
		Media - 0.7%
		Altice Luxembourg S.A.
EUR	725,000	6.25%, 02/15/2025(7)	831,045
		Cable Onda S.A.
	$1,405,000	4.50%, 01/30/2030(7)	1,452,475
		Discovery Communications LLC
	500,000	2.80%, 06/15/2020	501,337
		Houghton Mifflin Harcourt Publishers, Inc.
	2,700,000	9.00%, 02/15/2025(1)	2,808,000
			5,592,857
		Mining - 0.1%
		Gold Fields Orogen Holdings BVI Ltd.
	430,000	5.13%, 05/15/2024(1)	462,250
	450,000	6.13%, 05/15/2029(1)	513,014
			975,264

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Multi-National - 0.0%
		International Finance Corp.
INR	9,490,000	7.10%, 03/21/2031	138,222
		Oil & Gas - 2.7%
		Canadian Natural Resources Ltd.
CAD	3,105,000	2.05%, 06/01/2020	$2,346,605
	430,000	2.89%, 08/14/2020	326,402
		CNOOC Finance Ltd.
	$345,000	2.88%, 09/30/2029	352,507
		Ecopetrol S.A.
	115,000	5.88%, 09/18/2023	128,283
		Frontera Energy Corp.
	375,000	9.70%, 06/25/2023(1)(10)	401,250
		Hunt Oil Co. of Peru LLC Sucursal Del Peru
	570,000	6.38%, 06/01/2028(1)	618,279
	440,000	6.38%, 06/01/2028(7)	477,268
		NAK Naftogaz Ukraine via Kondor Finance plc
	4,975,000	7.63%, 11/08/2026(1)	5,296,239
		Occidental Petroleum Corp.
	950,000	2.85%, 02/08/2021, 3 mo. USD LIBOR + 0.950%(2)	956,897
		Petrobras Global Finance B.V.
	1,005,000	5.09%, 01/15/2030(1)	1,102,837
	265,000	5.09%, 01/15/2030(7)	290,798
	100,000	6.90%, 03/19/2049	121,850
	60,000	7.25%, 03/17/2044	75,841
		Petroleos de Venezuela S.A.
	290,000	6.00%, 05/16/2024(7)(13)	23,200
	125,000	9.00%, 11/17/2021(7)(13)	10,000
		Petroleos Mexicanos
	165,000	5.35%, 02/12/2028	166,493
	360,000	5.95%, 01/28/2031(1)	365,310
	385,000	6.50%, 01/23/2029	410,410
	1,515,000	6.84%, 01/23/2030(1)	1,641,502
	300,000	6.95%, 01/28/2060(1)	304,059
	812,000	7.69%, 01/23/2050(1)	892,063
		Saudi Arabian Oil Co.
	600,000	2.75%, 04/16/2022(1)	608,535
		Sinopec Group Overseas Development Ltd.
	640,000	2.50%, 08/08/2024(1)	646,678
		State Oil Co. of the Azerbaijan Republic
	350,000	6.95%, 03/18/2030(7)	432,796
		Tullow Oil plc
	1,073,000	7.00%, 03/01/2025(1)	867,810
		YPF S.A.
	1,260,000	6.95%, 07/21/2027(7)	1,074,150
	470,000	7.00%, 12/15/2047(1)	367,775
	80,000	8.50%, 03/23/2021(7)	79,536
ARS	27,918,777	16.50%, 05/09/2022(1)	245,481
			20,630,854
		Packaging & Containers - 0.1%
		ARD Finance S.A. (5.00% Cash, 5.75% PIK)
EUR	610,000	5.00%, 06/30/2027(1)(11)	688,096
		Pharmaceuticals - 0.6%
		Bausch Health Cos., Inc.
	$665,000	5.00%, 01/30/2028(1)	673,312
		Cigna Corp.
	430,000	2.25%, 03/17/2020, 3 mo. USD LIBOR + 0.350%(2)	430,194
		Teva Pharmaceutical Finance Netherlands B.V.
	3,130,000	3.15%, 10/01/2026	2,672,081
EUR	850,000	4.50%, 03/01/2025	950,941
			4,726,528
		Pipelines - 0.2%
		Enbridge, Inc.
CAD	1,535,000	4.53%, 03/09/2020	1,162,652

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		MPLX L.P.
	140,000	2.79%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(2)	140,514
		Peru LNG Srl
	$200,000	5.38%, 03/22/2030(1)	$195,261
		Transportadora de Gas Internacional S.A. ESP
	200,000	5.55%, 11/01/2028(1)	231,861
			1,730,288
		Real Estate - 0.1%
		Arabian Centres Co., Ltd.
	825,000	5.38%, 11/26/2024(1)	852,857
		REITS - 0.2%
		Trust F
	835,000	4.87%, 01/15/2030(1)	907,645
	580,000	6.39%, 01/15/2050(1)	667,000
			1,574,645
		Retail - 0.3%
		Nissan Canada, Inc.
CAD	1,487,000	1.75%, 04/09/2020	1,123,194
		PetSmart, Inc.
	$850,000	8.88%, 06/01/2025(1)	873,375
			1,996,569
		Telecommunications - 1.8%
		Altice France S.A.
EUR	675,000	5.88%, 02/01/2027(7)	828,148
		AT&T, Inc.
	$755,000	2.66%, 06/01/2021, 3 mo. USD LIBOR + 0.750%(2)	760,292
CAD	880,000	3.83%, 11/25/2020	674,676
		CenturyLink, Inc.
	$1,055,000	4.00%, 02/15/2027(1)	1,063,651
		Millicom International Cellular S.A.
	200,000	5.13%, 01/15/2028(1)	209,039
		SoftBank Group Corp.
		6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD
	3,730,000	ICE Swap + 4.226% thereafter)(7)(8)(9)	3,622,763
		Telecom Argentina S.A.
	2,130,000	8.00%, 07/18/2026(1)	2,085,291
		Telefonica Celular del Paraguay S.A.
	2,335,000	5.88%, 04/15/2027(1)	2,494,445
		Verizon Communications, Inc.
	536,000	2.45%, 05/22/2020, 3 mo. USD LIBOR + 0.550%(2)	536,760
		Vodafone Group plc
		7.00%, 04/04/2079, (7.00% fixed rate until 01/04/2029; 5 year USD
	1,235,000	Swap + 4.873% thereafter)(8)	1,456,088
			13,731,153
		Transportation - 0.1%
		Lima Metro Line 2 Finance Ltd.
	200,000	4.35%, 04/05/2036(1)	214,626
		Rumo Luxembourg S.a.r.l.
	200,000	5.88%, 01/18/2025(7)	215,000
	365,000	7.38%, 02/09/2024(7)	391,692
			821,318
		Total Corporate Bonds
		(cost $165,400,094)	$169,854,256
Foreign Government Obligations - 23.0%
		Angola - 0.1%
		Angolan Government International Bond
	$200,000	8.00%, 11/26/2029(1)	$211,404
	200,000	9.38%, 05/08/2048(7)	216,634
			428,038
		Argentina - 1.4%
		Argentine Republic Government International Bond

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

CHF	1,480,000	3.38%, 10/12/2020(7)	913,414
EUR	100,000	3.38%, 01/15/2023	49,075
	$1,090,000	3.38%, 12/31/2038(2)(4)	$495,634
	2,140,000	3.75%, 12/31/2038(2)(4)	900,940
	820,000	4.63%, 01/11/2023	378,028
EUR	820,000	5.25%, 01/15/2028(7)	378,546
	$160,000	5.63%, 01/26/2022	78,720
	2,698,000	5.88%, 01/11/2028	1,180,375
	962,000	6.63%, 07/06/2028	427,609
	225,000	6.88%, 04/22/2021	119,925
	3,260,000	6.88%, 01/26/2027	1,468,630
	1,325,000	6.88%, 01/11/2048	559,813
	275,000	7.13%, 07/06/2036	118,800
	335,000	7.50%, 04/22/2026	152,593
		Bonos De La Nacion Argentina En Moneda Dua
	4,700,000	4.50%, 02/13/2020	3,035,025
		Provincia de Cordoba
	300,000	7.13%, 08/01/2027(7)	205,500
	150,000	7.45%, 09/01/2024(7)	107,102
			10,569,729
		Armenia - 0.0%
		Republic of Armenia International Bond
	250,000	7.15%, 03/26/2025(7)	295,315
		Azerbaijan - 0.3%
		Republic of Azerbaijan International Bond
	375,000	3.50%, 09/01/2032(7)	377,729
	780,000	4.75%, 03/18/2024(7)	840,634
		Southern Gas Corridor CJSC
	830,000	6.88%, 03/24/2026(7)	993,424
			2,211,787
		Bahrain - 0.2%
		Bahrain Government International Bond
	1,635,000	5.63%, 09/30/2031(1)	1,741,281
		Bermuda - 0.0%
		Bermuda Government International Bond
	200,000	4.75%, 02/15/2029(1)	230,000
		Brazil - 0.5%
		Brazil Letras do Tesouro Nacional
BRL	3,242,000	5.35%, 01/01/2022	689,647
		Brazil Notas do Tesouro Nacional
	1,164,000	10.00%, 01/01/2021	284,791
	4,061,000	10.00%, 01/01/2023	1,057,641
	826,000	10.00%, 01/01/2029	233,878
		Brazilian Government International Bond
	$1,140,000	4.50%, 05/30/2029	1,238,051
	255,000	5.00%, 01/27/2045	275,785
			3,779,793
		Canada - 0.5%
		City of Quebec Canada
CAD	150,000	2.00%, 07/07/2020	113,408
		Ontario Hydro Corp. Coupon Strip
	400,000	0.00%, 02/06/2020(12)	302,224
	250,000	0.00%, 11/26/2020(12)	186,123
		Ontario Hydro Residual Strip
	500,000	0.00%, 02/06/2020(12)	377,781
		Ontario T-Bill
	1,000,000	1.78%, 02/19/2020(14)	754,957
		Province of Manitoba Canada T-Bill
	700,000	1.74%, 02/12/2020(14)	528,650
		Province of Quebec Coupon Strip
	600,000	0.00%, 04/01/2020(12)	452,190

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Quebec T-Bill
	1,000,000	1.76%, 05/15/2020(14)	751,889
			3,467,222
		Colombia - 0.4%
		Colombia Government International Bond
	$735,000	5.00%, 06/15/2045	$893,025
		Colombian TES
COP	995,700,000	7.50%, 08/26/2026	323,375
	5,216,700,000	10.00%, 07/24/2024	1,819,742
			3,036,142
		Croatia - 0.1%
		Croatia Government International Bond
EUR	205,000	1.13%, 06/19/2029(7)	236,589
	170,000	2.75%, 01/27/2030(7)	225,818
	480,000	3.00%, 03/20/2027(7)	623,534
			1,085,941
		Dominican Republic - 0.3%
		Dominican Republic International Bond
	$2,460,000	6.40%, 06/05/2049(1)	2,650,650
		Ecuador - 0.0%
		Ecuador Government International Bond
	200,000	9.50%, 03/27/2030(1)	171,500
	200,000	9.65%, 12/13/2026(7)	177,500
			349,000
		Egypt - 0.3%
		Egypt Government International Bond
	480,000	5.58%, 02/21/2023(1)	503,908
	300,000	6.59%, 02/21/2028(1)	319,391
	400,000	7.60%, 03/01/2029(1)	447,720
	400,000	7.60%, 03/01/2029(7)	447,720
	215,000	7.90%, 02/21/2048(7)	232,200
	495,000	8.50%, 01/31/2047(7)	565,779
			2,516,718
		Ethiopia - 0.1%
		Ethiopia International Bond
	405,000	6.63%, 12/11/2024(7)	437,481
		France - 0.0%
		Dexia Credit Local S.A.
	250,000	2.22%, 09/04/2020, 3 mo. USD LIBOR +0.32%(2)(7)	250,415
		Gabon - 0.1%
		Gabon Government International Bond
	200,000	6.38%, 12/12/2024(7)	214,741
	200,000	6.63%, 02/06/2031	201,241
	200,000	6.95%, 06/16/2025(7)	215,783
			631,765
		Ghana - 0.2%
		Ghana Government International Bond
	1,140,000	7.63%, 05/16/2029(7)	1,161,592
	600,000	8.13%, 01/18/2026(7)	666,750
			1,828,342
		Greece - 0.1%
		Hellenic Republic Government Bond
EUR	325,000	3.50%, 01/30/2023(7)	395,720
		Hungary - 0.1%
		Hungary Government International Bond
	$526,000	5.75%, 11/22/2023	598,672
		India - 0.1%
		India Government Bond
INR	27,270,000	8.15%, 11/24/2026	409,873

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Indonesia - 0.6%
		Indonesia Government International Bond
	$420,000	4.63%, 04/15/2043(7)	481,263
	1,395,000	4.75%, 01/08/2026(7)	1,562,163
	$920,000	5.13%, 01/15/2045(7)	$1,124,515
		Indonesia Treasury Bond
IDR 8,048,000,000		8.38%, 09/15/2026	651,166
		Perusahaan Penerbit SBSN Indonesia III
	$280,000	4.15%, 03/29/2027(7)	303,808
	200,000	4.33%, 05/28/2025(7)	218,876
			4,341,791
		Israel - 0.0%
		State of Israel
	230,000	2.50%, 01/15/2030	235,943
		Italy - 0.4%
		Italy Buoni Ordinari del Tesoro BOT
EUR	1,415,000	0.00%, 03/13/2020(7)(12)	1,569,943
	1,320,000	0.00%, 05/14/2020(7)(12)	1,465,456
		Italy Certificati di Credito del Tesoro
	140,000	0.00%, 03/30/2020(12)	155,349
			3,190,748
		Ivory Coast - 0.4%
		Ivory Coast Government International Bond
	205,000	5.25%, 03/22/2030(7)	235,881
	1,095,000	5.88%, 10/17/2031(1)	1,285,428
	1,070,000	6.63%, 03/22/2048(7)	1,205,966
			2,727,275
		Jamaica - 0.0%
		Jamaica Government International Bond
	$195,000	8.00%, 03/15/2039(10)	268,125
		Japan - 7.1%
		Japan Bank for International Cooperation
	500,000	2.39%, 06/01/2020, 3 mo. USD LIBOR + 0.480%(2)	500,739
		Japan Treasury Discount Bill
JPY	113,400,000	0.10%, 03/30/2020(14)	1,046,753
	499,650,000	0.11%, 04/06/2020(14)	4,612,216
	499,800,000	0.12%, 03/16/2020(14)	4,613,224
	57,000,000	0.12%, 04/13/2020(14)	526,176
	249,450,000	0.12%, 04/27/2020(14)	2,302,857
	670,800,000	0.12%, 05/07/2020(14)	6,192,908
	651,250,000	0.15%, 02/17/2020(14)	6,010,616
	1,007,250,000	0.17%, 02/10/2020(14)	9,296,088
	299,800,000	0.18%, 03/09/2020(14)	2,767,131
	671,050,000	0.19%, 02/03/2020(14)	6,193,120
	563,500,000	0.21%, 02/25/2020(14)	5,200,855
	389,650,000	0.22%, 03/02/2020(14)	3,596,355
	75,000,000	0.29%, 03/10/2020(14)	692,247
			53,551,285
		Jordan - 0.1%
		Jordan Government International Bond
	$200,000	5.75%, 01/31/2027(7)	213,624
	430,000	6.13%, 01/29/2026(7)	464,520
	200,000	7.38%, 10/10/2047(7)	219,463
			897,607
		Kenya - 0.1%
		Kenya Government International Bond
	470,000	7.00%, 05/22/2027(7)	499,200
	225,000	7.00%, 05/22/2027(1)	238,979
			738,179

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Macedonia - 0.1%
		Former Yugoslav Republic of Macedonia
EUR	405,000	3.98%, 07/24/2021(7)	472,008
		Malaysia - 0.3%
		Malaysia Government Bond
MYR	3,060,000	3.76%, 04/20/2023	765,143
	1,266,000	3.80%, 09/30/2022	$315,864
	4,725,000	4.05%, 09/30/2021	1,175,413
			2,256,420
		Mexico - 0.8%
		Mexican Bonos
MXN	9,936,900	7.50%, 06/03/2027	552,560
	6,121,800	7.75%, 05/29/2031	350,529
		Mexico Government International Bond
	$510,000	3.25%, 04/16/2030	518,925
	200,000	4.50%, 04/22/2029	223,900
	3,795,000	4.50%, 01/31/2050	4,259,888
			5,905,802
		Mongolia - 0.5%
		Trade & Development Bank of Mongolia LLC
	3,516,000	9.38%, 05/19/2020(7)	3,566,607
		Morocco - 0.0%
		Morocco Government International Bond
	200,000	5.50%, 12/11/2042(7)	251,757
		Oman - 0.3%
		Oman Government International Bond
	215,000	4.75%, 06/15/2026(7)	217,231
	200,000	4.88%, 02/01/2025(7)	206,250
	215,000	6.00%, 08/01/2029(7)	224,714
	620,000	6.50%, 03/08/2047(7)	611,475
	615,000	6.75%, 01/17/2048(1)	612,884
	680,000	6.75%, 01/17/2048(7)	677,661
			2,550,215
		Panama - 0.2%
		Panama Government International Bond
	210,000	3.16%, 01/23/2030	221,760
	510,000	4.50%, 04/16/2050	630,620
		Panama Notas del Tesoro
	295,000	3.75%, 04/17/2026(1)	312,995
			1,165,375
		Paraguay - 0.1%
		Paraguay Government International Bond
	305,000	4.63%, 01/25/2023(7)	321,775
	200,000	5.60%, 03/13/2048(1)	239,500
			561,275
		Poland - 0.3%
		Republic of Poland Government Bond
PLN	4,613,000	2.00%, 04/25/2021	1,199,091
	1,185,000	3.25%, 07/25/2025	326,731
	2,270,000	4.00%, 10/25/2023	633,225
			2,159,047
		Qatar - 0.2%
		Qatar Government International Bond
	$510,000	2.38%, 06/02/2021(7)	512,295
	200,000	4.00%, 03/14/2029(1)	225,511
	600,000	4.50%, 04/23/2028(7)	694,421
			1,432,227
		Romania - 1.0%
		Romanian Government International Bond
EUR	50,000	2.00%, 01/28/2032(1)	57,064

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	255,000	2.12%, 07/16/2031(1)	294,343
	65,000	2.50%, 02/08/2030(7)	78,691
	130,000	3.38%, 02/08/2038(7)	161,672
	55,000	3.38%, 02/08/2038(1)	68,393
	1,711,000	3.38%, 01/28/2050(1)	2,011,439
	1,205,000	3.88%, 10/29/2035(7)	1,590,322
	655,000	4.63%, 04/03/2049(1)	928,948
	1,158,000	4.63%, 04/03/2049(7)	$1,642,324
	$484,000	6.13%, 01/22/2044(7)	644,997
			7,478,193
		Russia - 1.4%
		Russian Federal Bond - OFZ
RUB	15,115,000	6.90%, 05/23/2029	249,641
	55,750,000	7.00%, 08/16/2023	909,474
	29,007,000	7.10%, 10/16/2024	477,060
	51,910,000	7.75%, 09/16/2026	889,422
	18,650,000	7.95%, 10/07/2026	322,552
		Russian Foreign Bond - Eurobond
	$400,000	4.25%, 06/23/2027(1)	441,699
	600,000	4.25%, 06/23/2027(7)	662,549
	600,000	4.38%, 03/21/2029(1)	676,781
	600,000	4.38%, 03/21/2029(7)	676,781
	800,000	4.75%, 05/27/2026(7)	903,600
	600,000	5.10%, 03/28/2035(1)	731,803
	1,200,000	5.10%, 03/28/2035(7)	1,463,606
	1,800,000	5.25%, 06/23/2047(7)	2,354,706
			10,759,674
		Senegal - 0.2%
		Senegal Government International Bond
	1,205,000	6.25%, 05/23/2033(7)	1,284,976
	205,000	6.75%, 03/13/2048(7)	209,877
			1,494,853
		Serbia - 0.0%
		Serbia International Bond
EUR	120,000	1.50%, 06/26/2029(1)	136,697
		South Africa - 0.3%
		Republic of South Africa Government Bond
ZAR	31,595,000	6.25%, 03/31/2036	1,507,881
	8,015,000	7.75%, 02/28/2023	549,197
	2,965,000	8.25%, 03/31/2032	181,400
		Republic of South Africa Government International Bond
	$345,000	5.75%, 09/30/2049	339,380
			2,577,858
		South Korea - 0.4%
		Export-Import Bank of Korea
	1,000,000	2.48%, 06/01/2021, 3 mo. USD LIBOR + 0.575%(2)	1,003,855
		Korea Development Bank
	900,000	2.37%, 02/27/2020, 3 mo. USD LIBOR + 0.450%(2)	900,260
	1,500,000	2.44%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(2)	1,503,167
			3,407,282
		Supranational - 0.7%
		European Bank for Reconstruction & Development
IDR21,407,000,000		6.45%, 12/13/2022(7)	1,605,799
		International Bank for Reconstruction & Development
	300,000,000	7.45%, 08/20/2021	22,438
		International Finance Corp.
MXN	22,900,000	0.00%, 02/22/2038(12)	346,055
INR	83,250,000	6.30%, 11/25/2024	1,183,461
	22,830,000	6.45%, 08/10/2020	320,401
MXN	23,210,000	7.75%, 01/18/2030	1,296,041
IDR 1,800,000,000		8.00%, 10/09/2023	140,331

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

INR	15,200,000	8.25%, 06/10/2021	218,959
			5,133,485
		Thailand - 0.3%
		Thailand Government Bond
THB	16,750,000	1.88%, 06/17/2022	546,844
	8,590,000	3.63%, 06/16/2023	298,200
	35,828,000	3.85%, 12/12/2025	$1,320,564
			2,165,608
		Tunisia - 0.4%
		Banque Centrale de Tunisie International Bond
EUR	2,595,000	6.38%, 07/15/2026(1)	2,832,454
	100,000	6.75%, 10/31/2023(1)	114,509
			2,946,963
		Turkey - 1.4%
		Turkey Government Bond
TRY	6,595,000	9.40%, 07/08/2020	1,099,764
	1,390,000	10.70%, 02/17/2021	234,347
	5,194,000	11.00%, 03/02/2022	886,966
		Turkey Government International Bond
	$215,000	3.25%, 03/23/2023	212,786
	200,000	4.88%, 10/09/2026	200,250
	1,030,000	4.88%, 04/16/2043	921,288
	1,271,000	5.13%, 02/17/2028	1,272,652
	200,000	5.60%, 11/14/2024	210,560
	1,720,000	5.75%, 03/22/2024	1,823,200
	920,000	5.75%, 05/11/2047	887,616
	715,000	6.00%, 03/25/2027	756,112
	835,000	6.00%, 01/14/2041	842,515
	1,060,000	6.35%, 08/10/2024	1,147,450
	5,000	6.88%, 03/17/2036	5,550
	120,000	7.38%, 02/05/2025	135,591
			10,636,647
		Ukraine - 0.5%
		Ukraine Government International Bond
	205,000	7.38%, 09/25/2032(1)	226,525
	730,000	7.38%, 09/25/2032(7)	806,650
	1,100,000	7.75%, 09/01/2022(7)	1,195,634
	675,000	7.75%, 09/01/2024(7)	751,714
	150,000	7.75%, 09/01/2026(7)	169,875
	400,000	7.75%, 09/01/2027(7)	452,888
			3,603,286
		United Arab Emirates - 0.0%
		Abu Dhabi Government International Bond
	325,000	2.13%, 09/30/2024(1)	326,625
		Venezuela - 0.1%
		Venezuela Government International Bond
	1,224,000	7.75%, 10/13/2019(7)(13)	149,940
	380,000	9.00%, 05/07/2023(7)(13)	46,550
	800,000	9.25%, 05/07/2028(7)(13)	98,000
	1,355,300	12.75%, 08/23/2022(7)(13)	166,024
			460,514
		Total Foreign Government Obligations
		(cost $178,119,266)	$174,313,255
Municipal Bonds - 0.9%
		Education - 0.4%
		Chicago, IL, Board of Education, GO
	$630,000	5.18%, 12/01/2021	$643,835
	380,000	6.04%, 12/01/2029	424,600
	1,110,000	6.14%, 12/01/2039	1,283,704
	660,000	6.32%, 11/01/2029	759,845
			3,111,984

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		General - 0.1%
		Chicago, IL, Transit Auth
	665,000	6.90%, 12/01/2040	933,447
		General Obligation - 0.1%
		State of Illinois, GO
	644,073	4.95%, 06/01/2023	677,249
	$70,000	5.00%, 01/01/2023	$75,009
	150,000	5.56%, 02/01/2021	154,602
			906,860
		Nursing Homes - 0.3%
		Seminole Cnty. Industrial Dev Auth
	2,000,000	6.00%, 11/15/2025	2,010,060
		Total Municipal Bonds
		(cost $6,591,350)	$6,962,351
Senior Floating Rate Interests - 24.6%(15)
		Advertising - 0.3%
		Clear Channel Outdoor Holdings, Inc.
	$1,411,463	5.15%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$1,415,429
		Entravision Communications Corp.
	648,404	4.40%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	639,488
			2,054,917
		Aerospace/Defense - 0.4%
		Circor International, Inc.
	908,554	5.18%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	909,971
		Maverick Purchaser Sub LLC
	525,000	0.00%, 01/22/2027(16)	525,656
		TransDigm, Inc.
	347,348	4.15%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	346,915
	1,358,247	4.15%, 05/30/2025, 1 mo. USD LIBOR + 2.500%	1,356,889
			3,139,431
		Airlines - 0.1%
		Kestrel Bidco, Inc.
	925,000	4.68%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	930,143
		Asset-Backed - Finance & Insurance - 0.0%
		Evertec Group LLC
	272,250	5.15%, 11/27/2024, 1 mo. USD LIBOR + 3.500%	273,611
		Auto Manufacturers - 0.1%
		Navistar International Corp.
	993,108	5.17%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	993,853
		Auto Parts & Equipment - 0.8%
		Adient U.S. LLC
	651,725	6.18%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	651,999
		AL Alpine AT Bidco GmbH
EUR	260,000	3.00%, 10/31/2025, 3 mo. EURIBOR + 3.000%	282,817
	$202,950	4.62%, 10/31/2025, "3 mo. USD LIBOR +2.750%3 mo. USD LIBOR +2.750%	199,906
		Altra Industrial Motion Corp.
	1,002,599	3.65%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	1,004,604
		IAA, Inc.
	155,200	3.94%, 06/28/2026, 1 mo. USD LIBOR + 2.250%	156,170
		Panther BF Aggregator L.P.
EUR	1,910,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	2,130,422
	$1,266,825	5.16%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	1,274,109
			5,700,027
		Beverages - 0.1%
		Sunshine Investments B.V.
	415,000	0.00%, 03/28/2025(16)	414,481
		Chemicals - 0.7%
		Axalta Coating Systems U.S. Holdings, Inc.
	608,709	3.70%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	608,076
		Cabot Microelectronics Corp.
	181,776	3.69%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	182,572

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		CTC AcquiCo GmbH
EUR	385,920	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	422,984
		Hexion, Inc.
	$626,850	5.41%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	630,768
		LTI Holdings, Inc.
	286,375	5.15%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	262,572
		Minerals Technologies, Inc.
	$240,423	3.96%, 02/14/2024, 1 mo. USD LIBOR + 2.250%	$240,798
		Starfruit Finco B.V.
EUR	100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.750%	111,161
	$1,198,377	4.70%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	1,196,879
		Tronox Finance LLC
	909,251	4.52%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	909,106
		Univar, Inc.
	250,000	3.65%, 07/01/2026	250,885
	244,502	3.90%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	244,883
		WR Grace & Co.
	232,063	3.70%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	232,759
			5,293,443
		Coal - 0.0%
		Foresight Energy LLC
	952,727	7.66%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	323,222
		Commercial Services - 2.1%
		Allied Universal Holdco LLC
	58,013	0.00%, 07/10/2026, 1 mo. USD LIBOR + 4.250%	58,279
	585,927	5.90%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	588,610
		APX Group, Inc.
	632,000	8.75%, 04/01/2024, 2 mo. USD LIBOR + 5.000%	632,398
		Ascend Learning LLC
	234,600	4.65%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	235,552
		Belron Finance U.S. LLC
	345,000	4.27%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	346,080
		Blackhawk Network Holdings, Inc.
	1,230,410	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	1,230,189
		BrightView Landscapes LLC
	833,169	4.19%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	835,777
		Ceridian HCM Holding, Inc.
	719,336	4.65%, 04/30/2025, 3 mo. USD LIBOR +3.000%	722,033
		Dun & Bradstreet Corp.
	1,595,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	1,603,374
		Energizer Holdings, Inc.
	52,470	4.06%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	52,558
		Garda World Security Corp.
	257,650	6.66%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	259,100
		Hertz Corp.
	310,190	4.40%, 06/30/2023, 3 mo. USD LIBOR + 2.750%	311,629
		KAR Auction Services, Inc.
	448,875	3.94%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	451,869
		LGC Group Holdings Ltd.
EUR	640,000	0.00%, 01/22/2027(16)	711,389
		PSAV Holdings LLC
	$1,655,000	6.18%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	1,659,137
		Quikrete Holdings, Inc.
	1,579,701	4.15%, 02/01/2027, 1 mo. USD LIBOR + 2.750%	1,579,701
		Russell Investments U.S. Inst'l Holdco, Inc.
	478,716	4.90%, 06/01/2023, 3 mo. USD LIBOR + 3.250%	478,596
		Techem Verwaltungsgesellschaft 675 mbH
EUR	463,332	2.88%, 07/15/2025	516,623
		Tempo Acquisition LLC
	$1,619,065	4.40%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	1,622,611
		Trans Union LLC
	851,137	3.40%, 11/16/2026	853,725
		US Ecology, Inc.
	320,000	4.15%, 11/01/2026, 1 mo. USD LIBOR + 2.500%	322,000

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Verisure Holding AB
EUR	305,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	340,080
		Weight Watchers International, Inc.
	$225,468	6.72%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	225,328
			15,636,638
		Construction Materials - 0.2%
		Advanced Drainage Systems, Inc.
	$222,257	4.06%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	$223,553
		Brookfield WEC Holdings, Inc.
	784,125	4.65%, 08/01/2025	785,348
		Hamilton Holdco LLC
	261,033	3.95%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	261,033
		NCI Building Systems, Inc.
	443,250	5.43%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	441,313
			1,711,247
		Distribution/Wholesale - 0.4%
		American Builders & Contractors Supply Co., Inc.
	598,500	3.65%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	598,871
		Beacon Roofing Supply, Inc.
	1,153,544	3.90%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	1,153,544
		Sage BorrowCo LLC
	462,675	6.40%, 06/20/2026, 1 mo. USD LIBOR + 4.750%	463,254
		SRS Distribution, Inc.
	497,475	4.90%, 05/23/2025, 1 mo. USD LIBOR + 3.250%	494,057
	354,113	6.15%, 05/23/2025, 1 mo. USD LIBOR + 4.500%	354,778
			3,064,504
		Diversified Financial Services - 1.0%
		AlixPartners LLP
EUR	178,650	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	198,833
	$1,359,372	4.15%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	1,358,529
		Aretec Group, Inc.
	815,172	5.90%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	808,382
		Crown Finance U.S., Inc.
	1,310,272	3.90%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	1,297,169
		Financial & Risk U.S. Holdings, Inc.
EUR	438,500	3.25%, 10/01/2025, 3 mo. EURIBOR + 4.000%	489,562
	$336,600	4.90%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	339,727
		GreenSky Holdings LLC
	838,856	4.94%, 03/31/2025, 1 mo. USD LIBOR + 3.250%	841,482
		Minotaur Acquisition, Inc.
	173,688	6.65%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	172,675
		Nets Holding A/S
EUR	379,236	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	420,646
		NFP Corp.
	$121,250	4.65%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	121,012
		RP Crown Parent LLC
	194,000	4.40%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	194,646
		UFC Holdings LLC
	303,151	4.90%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	303,861
		Victory Capital Holdings, Inc.
	817,745	4.10%, 07/01/2026	822,652
			7,369,176
		Electric - 0.0%
		Seadrill Partners Finco LLC
	321,083	7.95%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	151,044
		Electrical Components & Equipment - 0.3%
		Virgin Media Bristol LLC
	1,125,000	4.18%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,124,719
		Virgin Media SFA Finance Ltd.
EUR	700,000	2.50%, 01/31/2029, 1 mo. EURIBOR + 2.500%	776,435
			1,901,154

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Electronics - 0.1%
		Pitney Bowes, Inc.
	$725,000	0.00%, 01/17/2025, 1 mo. USD LIBOR + 4.000%(16)	720,469
		Energy-Alternate Sources - 0.2%
		BCP Renaissance Parent LLC
	753,278	5.45%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	680,775
		Medallion Midland Acquisition LLC
	$1,057,265	4.90%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	$1,041,406
			1,722,181
		Engineering & Construction - 0.2%
		Brand Energy & Infrastructure Services, Inc.
	1,025,487	6.09%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,023,774
		DG Investment Intermediate Holdings, Inc.
	164,389	4.65%, 02/03/2025, 3 mo. USD LIBOR + 3.000%	163,156
			1,186,930
		Entertainment - 0.4%
		CityCenter Holdings LLC
	692,893	3.90%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	693,212
		Motion Finco S.a.r.l.
	58,081	0.00%, 11/04/2026, 1 mo. USD LIBOR + 3.250%(16)(17)	58,604
	441,919	0.00%, 11/13/2026, 1 mo. USD LIBOR + 3.250%(16)	445,896
EUR	335,000	3.00%, 11/13/2026, 1 mo. EURIBOR + 3.000%	373,902
		Scientific Games International, Inc.
	$1,153,911	4.40%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	1,149,872
		Wyndham Hotels & Resorts, Inc.
	232,063	3.40%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	233,388
			2,954,874
		Environmental Control - 0.2%
		Advanced Disposal Services, Inc.
	888,054	3.82%, 11/10/2023, 1 Week USD LIBOR + 2.250%	887,957
		Fluidra Finco SLU
EUR	325,050	0.00%, 07/02/2025, 1 mo. EURIBOR + 2.750%	360,677
			1,248,634
		Food - 0.7%
		Atkins Nutritionals Holdings, Inc.
	$376,190	5.43%, 07/07/2024	379,952
		B&G Foods, Inc.
	319,200	4.15%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	319,864
		Froneri International plc
EUR	770,000	0.00%, 01/29/2027(16)	854,967
	$835,000	0.00%, 01/29/2027(16)	837,087
		Hostess Brands LLC
	1,366,118	3.99%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	1,366,541
		IRB Holding Corp.
	748,096	0.00%, 02/05/2025, 1 mo. USD LIBOR + 3.250%(16)	749,129
		U.S. Foods, Inc.
	912,713	3.65%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	915,615
			5,423,155
		Food Service - 0.2%
		8th Avenue Food & Provisions, Inc.
	222,750	5.43%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	223,028
	135,000	9.43%, 10/01/2026, 1 mo. USD LIBOR + 7.750%	131,625
		Aramark Services, Inc.
	228,502	3.40%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	229,131
	490,000	3.47%, 01/15/2027	490,613
		CHG PPC Parent LLC
	698,147	4.40%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	700,471
			1,774,868
		Gas - 0.1%
		Messer Industries GmbH
EUR	100,000	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.750%	111,164

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$645,125	4.45%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	645,125
			756,289
		Healthcare-Products - 0.2%
		Avantor, Inc.
	124,826	3.90%, 11/21/2024, 3 mo. USD LIBOR +3.000%	125,502
		Grifols S.A.
EUR	325,000	2.25%, 11/15/2027	$363,040
		Lifescan Global Corp.
	$465,000	8.06%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	442,912
		Parexel International Corp.
	899,431	4.40%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	885,382
			1,816,836
		Healthcare-Services - 1.6%
		CDRH Parent, Inc.
	170,550	6.15%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	124,836
		CPI Holdco LLC
	205,000	6.20%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	206,025
		DentalCorp Perfect Smile ULC
	637,543	5.40%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	637,945
		DuPage Medical Group Ltd.
	475,746	4.40%, 08/15/2024, 1 mo. USD LIBOR + 2.750%	472,920
	205,599	8.65%, 08/15/2025, 1 mo. USD LIBOR + 7.000%	199,431
		Emerald TopCo, Inc.
	453,863	5.15%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	455,424
		Ensemble RCM LLC
	244,388	5.66%, 08/03/2026, 1 mo. USD LIBOR + 3.750%	244,876
		Envision Healthcare Corp.
	589,050	5.40%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	494,024
		Gentiva Health Services, Inc.
	407,076	4.94%, 07/02/2025	408,094
		Global Medical Response, Inc.
	487,530	4.91%, 04/28/2022, 1 mo. USD LIBOR + 3.250%	475,800
		IQVIA, Inc.
EUR	586,075	2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	654,049
		Jaguar Holding Co.
	$495,267	4.15%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	494,787
		MED ParentCo L.P.
	194,510	4.60%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(17)	194,712
	777,429	5.90%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	778,238
		MPH Acquisition Holdings LLC
	1,606,700	4.70%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	1,577,378
		NVA Holdings, Inc.
	248,750	7.25%, 02/02/2025, 1 mo. USD LIBOR + 3.500%	248,596
		Sound Inpatient Physicians
	251,175	4.40%, 06/27/2025, 1 mo. USD LIBOR + 2.750%	251,803
		Surgery Center Holdings, Inc.
	185,725	4.90%, 09/02/2024, 1 mo. USD LIBOR + 3.250%	184,989
		Syneos Health, Inc.
	706,786	3.65%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	708,553
		Team Health Holdings, Inc.
	369,550	4.40%, 02/06/2024, 1 mo. USD LIBOR + 2.750%	294,716
		Verscend Holding Corp.
	222,188	6.15%, 08/27/2025, 1 mo. USD LIBOR + 4.500%	222,965
		Wink Holdco, Inc.
	357,700	4.65%, 12/02/2024, 1 mo. USD LIBOR + 3.000%	356,137
		Zelis Healthcare Corp.
	2,595,000	6.40%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	2,612,854
			12,299,152
		Household Products - 0.3%
		Diamond (BC) B.V.
EUR	627,127	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	679,421
	$1,058,449	4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	1,026,696
		Revlon Consumer Products Corp.
	208,013	5.41%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	162,597

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Reynolds Consumer Products, Inc.
	455,000	0.00%, 01/29/2027(16)	456,897
			2,325,611
		Housewares - 0.1%
		Hayward Industries, Inc.
	$725,607	5.15%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	$717,139
		Insurance - 1.3%
		Acrisure LLC
	992,386	6.20%, 11/22/2023, 1 mo. USD LIBOR + 4.250%	992,386
		Asurion LLC
	1,179,715	4.65%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	1,181,485
	1,927,783	4.65%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,929,228
	518,986	4.65%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	519,204
	1,550,000	8.15%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	1,573,002
		Hub International Ltd.
	1,289,761	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,285,814
	540,000	5.90%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	543,715
		Sedgwick Claims Management Services, Inc.
	1,306,800	4.90%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	1,306,330
	661,675	5.65%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	665,400
			9,996,564
		IT Services - 0.1%
		NAB Holdings LLC
	244,397	4.95%, 07/01/2024, 3 mo. USD LIBOR + 3.000%	244,194
		Sophos Group plc
	300,000	0.00%, 01/15/2027(16)	300,189
			544,383
		Leisure Time - 0.7%
		Caesars Resort Collection LLC
	1,170,046	4.40%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	1,168,840
		Delta (LUX) S.a.r.l.
	1,205,843	4.15%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	1,203,589
		Eldorado Resorts LLC
	230,892	3.94%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	230,675
		Golden Entertainment, Inc.
	1,164,976	4.67%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	1,166,432
		Penn National Gaming, Inc.
	999,900	3.90%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	1,003,230
		SRAM LLC
	753,044	4.46%, 03/15/2024, 2 mo. USD LIBOR + 2.750%	754,926
			5,527,692
		Lodging - 0.2%
		Boyd Gaming Corp.
	671,469	3.81%, 09/15/2023, 1 week USD LIBOR + 2.250%	672,940
		Caesars Entertainment Operating Co.
	1,041,221	3.65%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	1,041,950
			1,714,890
		Machinery-Construction & Mining - 0.1%
		Pike Corp.
	203,800	4.90%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	204,993
		Utility One Source L.P.
	263,494	7.15%, 04/18/2023, 1 mo. USD LIBOR + 5.500%	263,494
			468,487
		Machinery-Diversified - 0.2%
		Gardner Denver, Inc.
EUR	1,006,825	3.00%, 07/30/2024, 1 mo. EURIBOR + 3.000%	1,118,015
	$201,388	4.40%, 07/30/2024, 3 mo. USD LIBOR + 2.750%	201,666
		Pro Mach Group, Inc.
	358,613	4.41%, 03/07/2025, 3 mo. USD LIBOR +2.750%	352,875
			1,672,556

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Media - 2.7%
		Advantage Sales & Marketing, Inc.
	$461,138	4.90%, 07/23/2021, 1 mo. USD LIBOR + 3.250%	445,994
		Altice Financing S.A.
EUR	127,075	2.75%, 01/31/2026, 3 mo.EURIBOR + 2.750%	140,521
	$786,888	4.41%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	$778,035
		AVSC Holding Corp.
	995,364	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	990,387
		Charter Communications Operating LLC
	941,210	3.40%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	944,570
		CSC Holdings LLC
	248,087	3.93%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	248,263
	1,826,919	4.18%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,830,919
		E.W. Scripps Co.
	416,855	4.15%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	418,835
		Gray Television, Inc.
	849,643	4.28%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	852,829
		Houghton Mifflin Harcourt Publishing Co.
	800,000	7.91%, 11/22/2024	802,664
		ION Media Networks, Inc.
	2,283,443	4.69%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	2,285,338
		Maxar Technologies Ltd.
	725,200	4.40%, 10/04/2024, 1 mo. USD LIBOR + 2.750%	698,650
		MTN Infrastructure TopCo, Inc.
	939,958	4.65%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	940,353
		NASCAR Holdings, Inc.
	174,569	4.41%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	175,660
		NEP/NCP Holdco, Inc.
	99,000	4.90%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	96,855
	210,000	8.65%, 10/19/2026, 1 mo. USD LIBOR + 7.000%	192,501
		Nexstar Broadcasting, Inc.
	1,800,488	4.53%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	1,807,689
		Numericable Group S.A.
	277,163	4.40%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	274,219
		PSAV Holdings LLC
	310,000	9.16%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	303,800
		Shutterfly, Inc.
	450,000	7.90%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	424,575
		Sinclair Television Group, Inc.
	774,844	4.18%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	777,269
		Terrier Media Buyer, Inc.
	970,000	6.15%, 12/17/2026	977,032
		Web.com Group, Inc.
	754,429	5.41%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	753,215
	347,609	9.41%, 10/09/2026, 1 mo. USD LIBOR + 7.750%	341,961
		William Morris Endeavor Entertainment LLC
	1,096,901	4.40%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	1,091,142
		Ziggo B.V.
EUR	785,000	3.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%	871,074
		Ziggo Financing Partnership
	$1,100,000	0.00%, 04/30/2028(16)	1,098,625
			20,562,975
		Metal Fabricate/Hardware - 0.1%
		Rexnord LLC
	867,129	3.41%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	870,380
		Miscellaneous Manufacturing - 0.5%
		Core & Main LP
	1,275,622	4.57%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	1,272,037
		H.B. Fuller Co.
	426,585	3.66%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	426,730
		Momentive Performance Materials, Inc.
	373,125	4.90%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	374,058
		Tamko Building Products, Inc.
	204,488	5.12%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	205,254

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	USI, Inc.
1,083,687	4.95%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,079,081
	Wilsonart LLC
496,183	5.20%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	495,355
		3,852,515
	Oil & Gas - 0.4%
	BCP Raptor LLC
$268,125	5.90%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	$244,530
228,850	6.40%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	207,539
	California Resources Corp.
250,000	6.40%, 12/31/2022, 1 mo. USD LIBOR + 4.750%	225,548
470,000	12.03%, 12/31/2021, 1 mo. USD LIBOR + 10.375%	325,672
	NorthRiver Midstream Finance L.P.
493,750	5.16%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	490,664
	PES Holdings LLC
83,660	5.87%, 12/31/2022, 1 mo. USD LIBOR + 6.990%(13)	32,174
	PowerTeam Services LLC
910,634	5.20%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	834,141
	Traverse Midstream Partners LLC
385,125	5.65%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	340,516
		2,700,784
	Oil & Gas Services - 0.3%
	Buckeye Partners L.P.
470,000	4.53%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	473,723
	Lower Cadence Holdings LLC
358,200	5.65%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	349,023
	UGI Energy Services LLC
1,666,625	5.40%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	1,668,708
		2,491,454
	Packaging & Containers - 1.1%
	BellRing Brands LLC
919,000	6.65%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	932,785
	Berlin Packaging LLC
1,400,732	4.80%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	1,396,067
	Berry Global, Inc.
723,174	3.68%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	725,813
995,000	3.78%, 07/01/2026	998,632
	Flex Acquisition Co., Inc.
1,014,475	4.91%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	1,000,952
1,027,229	5.16%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	1,011,820
	Pregis TopCo Corp.
410,000	5.65%, 07/31/2026, 1 mo. USD LIBOR + 4.000%	410,000
	Proampac PG Borrower LLC
292,228	5.30%, 11/20/2023, 1 mo. USD LIBOR + 3.500%	287,754
	Reynolds Group Holdings, Inc.
1,262,310	4.40%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	1,263,320
		8,027,143
	Pharmaceuticals - 0.7%
	Bausch Health Companies, Inc.
666,808	4.42%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	668,756
1,008,328	4.67%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	1,011,857
	Catalent Pharma Solutions, Inc.
317,600	3.90%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	318,791
	Endo Luxembourg Finance Co., S.a r.l.
809,250	5.94%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	778,903
	NVA Holdings, Inc.
533,527	6.50%, 02/02/2025, 3 mo. USD LIBOR + 2.750%	532,860
	Sunshine Luxembourg S.a.r.l.
2,175,000	6.20%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	2,182,852
		5,494,019
	Real Estate - 0.3%
	Fly Funding S.a.r.l.
594,237	3.65%, 08/11/2025, 3 mo. USD LIBOR + 1.750%	594,980

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		VICI Properties LLC
	1,381,591	3.41%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	1,381,771
			1,976,751
		REITS - 0.1%
		Iron Mountain, Inc.
	$161,619	3.40%, 01/02/2026, 3 mo. USD LIBOR + 1.750%	$161,081
		MGM Growth Properties Operating Partnership L.P.
	576,458	3.57%, 03/21/2025, 1 mo. USD LIBOR + 2.000%	577,178
			738,259
		Retail - 1.1%
		B.C. Unlimited Liability Co.
	902,774	3.40%, 11/19/2026	901,194
		Bass Pro Group LLC
	845,488	6.65%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	841,616
		Belron Finance U.S. LLC
	248,120	4.15%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	248,431
		Buzz Merger Sub Ltd.
	285,000	0.00%, 01/22/2027(16)	285,536
		Carrols Restaurant Group, Inc.
	318,400	4.92%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	309,112
		Coty, Inc.
EUR	235,906	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	259,015
	$282,755	3.94%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	279,752
		Harbor Freight Tools USA, Inc.
	557,058	4.15%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	552,234
		J. Crew Group, Inc.
	495,051	4.76%, 03/05/2021, 3 mo. USD LIBOR + 3.000%	442,244
		Michaels Stores, Inc.
	997,567	4.15%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	961,655
		Neiman Marcus Group Ltd. LLC
	279,007	7.73%, 10/25/2023, 1 mo. USD LIBOR + 6.000%	235,992
		Rodan & Fields LLC
	334,900	5.68%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	229,741
		Staples, Inc.
	894,132	6.78%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	877,143
		U.S. Foods, Inc.
	1,523,667	3.40%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	1,526,516
			7,950,181
		Semiconductors - 0.0%
		Microchip Technology, Inc.
	281,697	3.65%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	282,342
		Software - 2.2%
		AI Convoy (Luxembourg) S.a.r.l.
	415,000	0.00%, 01/29/2027(16)	415,000
		Cobham plc
EUR	365,000	0.00%, 01/29/2027(16)	404,803
		Almonde, Inc.
	$612,841	5.28%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	605,695
		Change Healthcare Holdings LLC
	720,702	4.15%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	720,586
		Cypress Intermediate Holdings, Inc.
	1,119,049	4.40%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	1,119,922
		DCert Buyer, Inc.
	1,250,000	5.65%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	1,250,525
		Epicor Software Corp.
	777,822	4.90%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	779,549
		EVO Payments International LLC
	814,935	4.90%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	818,243
		Fluidra S.A.
	187,150	3.66%, 07/02/2025	187,229
		Go Daddy Operating Co. LLC
	1,008,673	3.40%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,009,934
		Hyland Software, Inc.
	236,113	5.15%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	236,961

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	200,000	8.65%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	201,834
		Infor U.S., Inc.
	1,004,135	4.70%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	1,004,768
		MA FinanceCo. LLC
	$126,534	4.15%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	$125,617
		McAfee LLC
	129,020	5.40%, 09/30/2024, 1 mo. USD LIBOR + 3.750%	129,392
		Navicure, Inc.
	830,000	5.65%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	835,187
		Playtika Holding Corp.
	1,460,000	7.65%, 12/10/2024	1,473,812
		Quest Software U.S. Holdings, Inc.
	385,125	6.03%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	384,231
		Seattle Spinco, Inc.
	854,518	4.15%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	848,323
		Sophos Group plc
EUR	125,000	0.00%, 01/15/2027(16)	138,746
		SS&C Technologies Holdings Europe S.a.r.l.
	$462,326	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	462,229
		SS&C Technologies, Inc.
	1,161,840	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	1,161,180
		Telenet Financing USD LLC
	1,000,000	0.00%, 04/30/2028(16)	997,190
		Ultimate Software Group, Inc.
	384,038	5.40%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	385,416
		WEX, Inc.
	1,216,240	3.90%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	1,220,047
			16,916,419
		Telecommunications - 1.2%
		Altice France S.A.
	1,146,956	5.36%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,141,221
		CenturyLink, Inc.
	715,000	0.00%, 03/15/2027(16)	713,885
		Level 3 Financing, Inc.
	472,259	3.40%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	471,196
		Liberty Latin America Ltd.
	630,000	6.68%, 10/22/2026, 1 mo. USD LIBOR + 5.000%	637,087
		Masmovil Holdphone S.A.
EUR	691,489	2.63%, 05/07/2026	767,663
		Sprint Communications, Inc.
	$2,057,767	4.19%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	2,011,467
	767,250	4.69%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	756,225
		Univision Communications, Inc.
	841,892	4.40%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	831,267
		Zacapa LLC
	291,313	6.95%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	292,041
		Zayo Group LLC
	707,410	3.90%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	707,453
			8,329,505
		Textiles - 0.1%
		ASP Unifrax Holdings, Inc.
	843,609	5.70%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	790,706
	125,000	10.39%, 12/14/2026, 3 mo. USD LIBOR + 8.500%	112,709
			903,415
		Transportation - 0.4%
		B.C. Unlimited Liability Co.
	146,853	5.95%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	147,465
		Boluda Corp. Maritima S.L.
EUR	235,000	3.50%, 07/30/2026, 1 mo. EURIBOR + 3.500%	262,727
		Dynasty Acquisition Co., Inc.
	$273,147	5.95%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	274,286
		Genesee & Wyoming, Inc.
	2,000,000	3.91%, 12/30/2026	2,009,160

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Savage Enterprises LLC
$450,250	5.67%, 08/01/2025, 1 mo. USD LIBOR + 4.000%	$454,658
		3,148,296
	Total Senior Floating Rate Interests
	(cost $187,408,555)	$186,072,039
U.S. Government Agencies - 11.7%
	Mortgage-Backed Agencies - 11.7%
	FHLMC - 2.3%
$5,171	0.00%, 11/15/2036(12)(18)	$4,668
4,391,229	0.29%, 10/25/2020(3)(5)	2,094
2,658,480	1.93%, 11/25/2047(3)(5)	388,297
4,759,080	2.02%, 10/25/2047(3)(5)	728,150
3,345,000	2.08%, 09/25/2047(3)(5)	384,636
1,150,193	2.09%, 01/25/2046(3)(5)	183,068
1,890,000	2.17%, 01/25/2030(3)(5)	309,474
3,870,000	2.23%, 05/25/2047(3)(5)	464,029
2,605,748	2.32%, 07/25/2029(3)(5)	452,073
38,894	3.00%, 03/15/2033(5)	4,155
735,000	3.51%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	738,220
1,080,000	3.71%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,089,171
430,000	3.81%, 05/25/2048(1)(3)	426,355
88,406	4.00%, 07/15/2027(5)	6,025
2,195,797	4.01%, 04/25/2030, 1 mo. USD LIBOR + 2.350%(2)	2,247,933
1,765,000	4.01%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	1,788,066
338,666	4.11%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	343,626
2,345,000	4.16%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	2,429,307
81,479	4.50%, 03/15/2041	95,986
98,556	4.75%, 07/15/2039	110,518
2,203,000	5.11%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(2)	2,372,133
9,777	5.50%, 08/15/2033	11,086
1,730,000	5.56%, 04/25/2029, 1 mo. USD LIBOR + 3.900%(2)	1,861,206
828,455	5.66%, 08/25/2024, 1 mo. USD LIBOR + 4.000%(2)	883,649
34,590	6.50%, 07/15/2036	39,302
		17,363,227
	FNMA - 0.1%
$45,862	0.00%, 06/25/2036(12)(18)	$41,569
128,614	2.25%, 04/25/2055(3)(5)	7,758
5,000	2.44%, 01/01/2023	5,115
31,601	2.50%, 06/25/2028(5)	1,988
198,440	3.00%, 01/25/2028(5)	13,627
28,973	3.16%, 12/01/2026	31,295
23,516	3.24%, 12/01/2026	25,504
9,187	3.45%, 01/01/2024	9,734
9,130	3.47%, 01/01/2024	9,728
64,033	3.50%, 05/25/2030(5)	6,109
22,765	3.67%, 08/01/2023	24,190
10,000	3.76%, 03/01/2024	10,769
14,777	3.86%, 12/01/2025	16,359
5,000	3.86%, 11/01/2023	5,372
22,533	3.87%, 10/01/2025	24,812
32,848	3.89%, 05/01/2030	37,248
33,444	3.93%, 10/01/2023	35,884
9,152	3.96%, 05/01/2034	10,543
31,304	4.00%, 03/25/2042(5)	3,280
23,064	4.50%, 07/25/2027(5)	1,808
11,158	5.47%, 05/25/2042(3)(5)	1,094
73,199	5.50%, 04/25/2035	84,149
24,500	5.50%, 04/25/2037	28,016
271,821	5.50%, 06/25/2042(5)	59,180

		495,131
	GNMA - 4.7%
$34,500,000	3.00%, 02/01/2050(19)	$35,481,094
27,733	4.00%, 05/16/2042(5)	4,002

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$69,737	5.00%, 10/16/2041(5)	$12,359
		35,497,455
	UMBS - 4.6%
$34,400,000	3.00%, 02/15/2050(19)	$35,179,686
	Total U.S. Government Agencies
	(cost $87,648,155)	$88,535,499

U.S. Government Securities - 11.0%

U.	S. Treasury Securities - 11.0%
U.	S. Treasury Bonds - 3.7%

$1,595,867	1.00%, 02/15/2048(20)	$1,903,024
2,155,000	3.00%, 02/15/2049	2,624,386
920,000	3.13%, 02/15/2043(21)	1,112,230
6,740,000	3.38%, 05/15/2044	8,503,458
5,980,000	3.63%, 02/15/2044(21)(22)	7,824,690
4,220,000	3.75%, 11/15/2043	5,618,204
		27,585,992
	U.S. Treasury Notes - 7.3%
5,622,144	0.38%, 01/15/2027(20)	5,829,754
1,631,919	0.50%, 01/15/2028(20)	1,714,544
4,013,481	0.88%, 01/15/2029(20)	4,374,724
24,075,000	1.63%, 05/15/2026(21)(23)	24,390,984
17,340,000	2.63%, 02/15/2029	18,983,913
		55,293,919
	Total U.S. Government Securities
	(cost $80,144,934)	$82,879,911
Convertible Bonds - 1.2%
	Biotechnology - 0.2%
	Apellis Pharmaceuticals, Inc.
903,000	3.50%, 09/15/2026(1)	$1,210,245
	Food - 0.1%
	Chefs' Warehouse, Inc.
1,070,000	1.88%, 12/01/2024(1)	1,136,300
	Healthcare-Products - 0.2%
	Insulet Corp.
1,187,000	0.38%, 09/01/2026(1)	1,330,772
	Internet - 0.1%
	Proofpoint, Inc.
979,000	0.25%, 08/15/2024(1)	1,045,372
	IT Services - 0.2%
	Lumentum Holdings, Inc.
1,422,000	0.50%, 12/15/2026(1)	1,503,960
	Pharmaceuticals - 0.2%
	Aerie Pharmaceuticals, Inc.
1,085,000	1.50%, 10/01/2024(1)	1,183,595
	Software - 0.2%
	Alteryx, Inc.
135,000	0.50%, 08/01/2024(1)	144,528
162,000	1.00%, 08/01/2026(1)	173,932
	Allscripts Healthcare Solutions, Inc.
1,770,000	0.88%, 01/01/2027(1)	1,615,688
		1,934,148
	Total Convertible Bonds
	(cost $8,794,587)	$9,344,392
Common Stocks - 0.1%
	Energy - 0.1%
32,328	Ascent Resources - Marcellus LLC Class A*(24)(25)	$40,410
83,644,001	KCA Deutag*(24)(25)(26)	324,957
3,682	Philadelphia Energy Solutions Class A*	460

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

19,531 Templar Energy LLC Class A*	$196
366,023
Total Common Stocks
(cost $1,434,548)	$366,023

Preferred Stocks - 0.1%

		Health Care Equipment & Services - 0.1%
	10,460	Change Healthcare, Inc. , 6.00%(10)	599,986
		Total Preferred Stocks
		(cost $523,000)	$599,986
Convertible Preferred Stocks - 0.5%
		Capital Goods - 0.3%
	2,000	Fortive Corp. Series A, 5.00%	1,927,200
		Utilities - 0.2%
	36,400	DTE Energy Co. , 6.25%	1,866,228
		Total Convertible Preferred Stocks
		(cost $3,790,370)	$3,793,428
Warrants - 0.0%
		Energy - 0.0%
	8,370	Ascent Resources - Marcellus LLC Expires 3/30/23*(24)(25)	84
		Total Warrants
		(cost $670)	$84
		Total Long-Term Investments
		(cost $803,299,037)	$806,344,056
Short-Term Investments - 4.9%
		Certificates of Deposit - 0.1%
		Credit Agricole Corporate and Investment Bank
	730,000	2.34%, 09/24/2020, 3 mo. USD LIBOR + 0.400%(2)	731,467
		Commercial Paper - 2.8%
		Bank of China Ltd.
	500,000	2.15%, 02/28/2020(14)	499,179
	500,000	2.19%, 02/28/2020(14)	499,160
		Bank of Nova Scotia
CAD	295,000	1.67%, 02/07/2020(14)	222,839
	635,000	1.91%, 03/02/2020(14)	479,049
	1,660,000	1.91%, 03/06/2020(14)	1,252,054
		BAT International Finance plc
	$300,000	1.66%, 03/04/2020(14)	299,550
		Boeing Co.
	400,000	2.17%, 03/04/2020(14)	399,218
		CNPC Finance
	750,000	1.94%, 02/11/2020(14)	749,563
		Daimler Canada Finance, Inc.
CAD	650,000	1.93%, 03/02/2020(14)	490,355
	500,000	1.99%, 04/09/2020(14)	376,400
	250,000	1.99%, 04/09/2020(14)	188,199
		Embridge Pipeline, Inc.
	325,000	1.90%, 02/14/2020(14)	245,401
		ENI Finance USA, Inc.
	$1,000,000	1.89%, 02/12/2020(14)	999,380
	425,000	1.90%, 04/15/2020(14)	423,366
	1,000,000	2.01%, 04/07/2020(14)	996,561
		General Electric Co.
	1,500,000	2.00%, 04/28/2020(14)	1,493,330
		Industrial and Commercial Bank of China Ltd.
	750,000	1.93%, 02/11/2020(14)	749,565
		Intesa Funding LLC
	600,000	2.08%, 02/19/2020(14)	599,352
	250,000	2.14%, 06/29/2020(14)	247,823
	1,200,000	2.23%, 04/20/2020(14)	1,194,579
		Korea Development Bank
	500,000	1.92%, 05/07/2020(14)	497,770

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Ontario Power Generation, Inc.
	$300,000	1.79%, 02/28/2020(14)				$299,588
		Royal Bank of Canada
CAD	1,610,000	1.37%, 02/04/2020(14)				1,216,381
	1,365,000	1.58%, 02/05/2020(14)				1,031,211
	1,835,000	1.92%, 07/13/2020(14)				1,375,376
	1,140,000	1.93%, 03/26/2020(14)				858,917
		TransCanada PipeLines Ltd.
	$1,000,000	1.86%, 04/27/2020(14)				995,607
	2,145,000	2.05%, 03/10/2020(14)				2,140,313
		VW CR, Inc.
	500,000	1.34%, 02/03/2020(14)				499,945
						21,320,031
		Foreign Government Obligations - 0.2%
		Newfoundland Treasury Bill
CAD	700,000	1.75%, 04/16/2020				527,036
	1,000,000	1.79%, 04/02/2020				753,416
						1,280,452
		Other Investment Pools & Funds - 1.5%
	11,755,364	Fidelity Institutional Government Fund, Institutional Class, 1.48%(27)				11,755,364
		Securities Lending Collateral - 0.3%
	106,225	Citibank NA DDCA, 1.58%, 2/3/2020(27)				106,225
		Fidelity Investments Money Market Funds, Government Portfolio,
	495,596	Institutional Class, 1.50%(27)				495,596
		Goldman Sachs Financial Square Funds, Government Fund, Institutional
	418,753	Class, 1.72%(27)				418,753
	152,307	JPMorgan Prime Money Market Fund, 1.69%(27)				152,307
		Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
	399,792	Class, 1.71%(27)				399,792
		State Street Institutional Liquid Reserves Fund, Institutional Class,
	551,990	1.71	%(27)			551,990
						2,124,663
		Total Short-Term Investments
		(cost $37,341,890)				$37,211,977
		Total Investments Excluding Purchased Options
		(cost $840,640,927)		111.5	% $	843,556,033
		Total Purchased Options
		(cost $152,429)		0.0	% $	80,869
		Total Investments
		(cost $840,793,356)		111.5	% $	843,636,902
		Other Assets and Liabilities		(11.5)%		(86,836,464)

		Total Net Assets		100.0	% $	756,800,438

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $182,254,677, representing 24.1% of net assets.

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $921,560 at January 31, 2020.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $94,078,573, representing 12.4% of net assets.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	Security is a zero-coupon bond.
(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(14)	The rate shown represents current yield to maturity.
(15)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2020.
(16)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(17)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2020, the aggregate value of the unfunded commitment was $253,316, which rounds to 0.0% of total net assets.
(18)	Securities disclosed are principal-only strips.
(19)	Represents or includes a TBA transaction.
(20)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(21)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2020, the market value of securities pledged was $2,533,289.
(22)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2020, the market value of securities pledged was $2,957,157.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2020, the market value of securities pledged was $3,343,313.
(24)	Investment valued using significant unobservable inputs.
(25)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under
the	supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $365,451,
which	represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign
markets	and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of
Directors.
(26)	Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A
and	Regulation S). At the end of the period, the value of such restricted securities amounted to $324,957 or 0.0% of net assets.

Period Acquired		Security Name		Shares/Par Value		Base Total Cost	Base Market Value
03/2011	KCA Deutag				83,644,001	$1,133,544		$324,957
(27) Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2020

		Exercise	Pay/					Premiums
		Price/FX	Receive					Paid	Unrealized
	Counter-	Rate/	Floating	Expiration		Number of	Market	(Received)	Appreciation/
Description	party	Rate	Rate	Date	Notional Amount Contracts		Value †	by Fund	(Depreciation)
Purchased swaption contracts:

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Puts
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BOA	1.70% Pay	11/23/20 USD 6,085,000	6,085,000	$80,869	$152,429	$(71,560)

Total purchased swaption contracts	$80,869	$152,429	$(71,560)

* Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2020
Value and
Number	Current	Unrealized
of	Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
Euro-Schatz Future	4	03/06/2020	$497,231	$	617
U.S. Treasury 2-Year Note Future	496	03/31/2020	107,314,250	407,262
U.S. Treasury 5-Year Note Future	527	03/31/2020	63,408,805	726,988
U.S. Treasury 10-Year Note Future	498	03/20/2020	65,564,812	1,010,520
U.S. Treasury 10-Year Ultra Future	19	03/20/2020	2,767,419	89,653
U.S. Treasury Long Bond Future	74	03/20/2020	12,101,313	322,838
Total	$2,557,878
Short position contracts:
Euro-BOBL Future	45	03/06/2020	$6,735,480	$(49,318)
Euro-BUXL 30-Year Bond Future	8	03/06/2020	1,871,188	(68,392)
Euro-Bund Future	28	03/06/2020	5,435,585	(94,777)
Long Gilt Future	1	03/27/2020	178,188	(2,746)
U.S. Treasury Ultra Bond Future	6	03/20/2020	1,162,125	(24,667)

Total	$(239,900)

Total futures contracts	$2,317,978

OTC Credit Default Swap Contracts Outstanding at January 31, 2020

Periodic	Upfront	Upfront	Unrealized
Counter- Notional (Pay)/Receive Expiration Payment Premiums	Premiums	Market	Appreciation/
Reference Entity	party Amount (a) Fixed Rate	Date Frequency	Paid	Received	Value †	(Depreciation)

Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	340,185	(0.09%)	08/25/37	Monthly	$71,874	$	—$	8,074	$(63,800)
ABX.HE.AAA.07	CSI	USD	971,520	(0.09%)	08/25/37	Monthly	236,013	—	23,056	(212,957)
ABX.HE.PENAAA
.06	JPM	USD	213,468	(0.11%)	05/25/46	Monthly	23,163	—	12,803	(10,360)
ABX.HE.PENAAA
.06	CSI	USD	335,392	(0.11%)	05/25/46	Monthly	36,475	—	20,117	(16,358)
PrimeX.ARM.2 (24) MSC	USD	96,843	(4.58%)	12/25/37	Monthly	—	(201)	(94)	107

Total	$367,525	$(201	) $	63,956	$(303,368)
Sell protection:
ABX.HE.AAA.07	MSC	USD	340,185	0.09%	08/25/37	Monthly	$3,003	$	—$	(8,073	) $	(11,076)
ABX.HE.AAA.07	MSC	USD	971,520	0.09%	08/25/37	Monthly	8,630	—	(23,056)	(31,686)
ABX.HE.PENAAA
.06	BCLY	USD	548,861	0.11%	05/25/46	Monthly	—	(13,638)	(32,921)	(19,283)
CMBX.NA.AAA.1
2	MSC	USD	3,525,000	0.50%	08/17/61	Monthly	$—	$(28,281	) $	(7,927)	$20,354
CMBX.NA.AAA.1
2	GSC	USD	4,195,000	0.50%	08/17/61	Monthly	4,102	—	(9,549)	(13,651)
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	Monthly	—	(191,577)	(134,618)	56,959
CMBX.NA.BB.6	MSC	USD	1,491,000	5.00%	05/11/63	Monthly	—	(257,587)	(207,042)	50,545
CMBX.NA.BB.6	GSC	USD	1,155,000	5.00%	05/11/63	Monthly	—	(200,082)	(160,292)	39,790
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	Monthly	—	(105,792)	(77,024)	28,768
CMBX.NA.BB.6	CSI	USD	830,000	5.00%	05/11/63	Monthly	—	(143,383)	(115,206)	28,177

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(126,108)	(101,310)	24,798
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(126,108)	(101,310)	24,798
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(126,108)	(101,310)	24,798
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,754)	(11,796)	3,958
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	Monthly	—	(8,810)	(7,078)	1,732
CMBX.NA.BB.6	CSI	USD	130,000	5.00%	05/11/63	Monthly	—	(18,132)	(18,042)	90
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	Monthly	—	(9,066)	(9,022)	44
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	Monthly	—	(8,938)	(11,380)	(2,442)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	Monthly	—	(56,493)	(76,330)	(19,837)
CMBX.NA.BB.8	CSI	USD	1,470,000	5.00%	10/17/57	Monthly	—	(383,069)	(172,825)	210,244
CMBX.NA.BB.8	CSI	USD	1,325,000	5.00%	10/17/57	Monthly	—	(345,283)	(155,759)	189,524
CMBX.NA.BB.8	MSC	USD	1,006,000	5.00%	10/17/57	Monthly	—	(262,172)	(118,320)	143,852
CMBX.NA.BB.8	GSC	USD	580,000	5.00%	10/17/57	Monthly	—	(164,329)	(68,176)	96,153
CMBX.NA.BB.8	GSC	USD	462,000	5.00%	10/17/57	Monthly	—	(107,799)	(54,306)	53,493
CMBX.NA.BB.8	DEUT	USD	365,000	5.00%	10/17/57	Monthly	—	(85,544)	(42,904)	42,640
CMBX.NA.BB.8	CSI	USD	34,000	5.00%	10/17/57	Monthly	—	(8,860)	(3,996)	4,864
CMBX.NA.BBB-.6	DEUT	USD	3,475,000	3.00%	05/11/63	Monthly	—	(534,667)	(214,929)	319,738
CMBX.NA.BBB-.6	MSC	USD	1,875,000	3.00%	05/11/63	Monthly	—	(294,003)	(115,969)	178,034
CMBX.NA.BBB-.6	DEUT	USD	1,924,000	3.00%	05/11/63	Monthly	—	(295,382)	(118,999)	176,383
CMBX.NA.BBB-.6	CSI	USD	2,370,000	3.00%	05/11/63	Monthly	—	(318,051)	(146,584)	171,467
CMBX.NA.BBB-.6	DEUT	USD	888,000	3.00%	05/11/63	Monthly	—	(120,367)	(54,923)	65,444
CMBX.NA.BBB-.6	MSC	USD	1,445,000	3.00%	05/11/63	Monthly	—	(205,868)	(89,373)	116,495
CMBX.NA.BBB-.6	DEUT	USD	1,205,000	3.00%	05/11/63	Monthly	—	(173,492)	(74,529)	98,963
CMBX.NA.BBB-.6	CSI	USD	850,000	3.00%	05/11/63	Monthly	—	(118,425)	(52,573)	65,852
PrimeX.ARM.2 (24) JPM		USD	96,843	4.58%	12/25/37	Monthly	3,463	—	94	(3,369)

Total	$19,198	$(4,853,168) $ (2,697,357)	$2,136,613
Total traded indices	$386,723	$(4,853,369) $ (2,633,401)	$1,833,245
Total OTC contracts	$386,723	$(4,853,369) $ (2,633,401)	$1,833,245

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2020

					Periodic			Unrealized
		Notional	(Pay)/Receive	Expiration Payment				Appreciation/
Reference Entity		Amount (a)	Fixed Rate	Date	Frequency Cost Basis		Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EMS.32.V1	USD	12,221,000	(1.00%)	12/20/24	Quarterly	$546,653	$517,596	$(29,057)
CDX.NA.HY.33.V2	USD	3,014,550	(5.00%)	12/20/24	Quarterly	(286,627)	(266,892)	19,735
CDX.NA.IG.32.V1	USD	3,010,000	(1.00%)	12/20/24	Quarterly	(76,662)	(73,318)	3,344
CDX.NA.IG.32.V1	USD	13,942,000	(1.00%)	06/20/24	Quarterly	(248,924)	(342,161)	(93,237)

Total						$(65,560)	$(164,775)	$(99,215)
Credit default swaps on single-name issues:
Buy protection:
Argentine Republic
Government

International Bond	USD	82,000	(5.00%)	06/20/24	Quarterly	$42,667	$48,714	$6,047

Total single-name issues						$42,667	$48,714	$6,047

Total						$(22,893)	$(116,061)	$(93,168)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2020

	Payments				Periodic Upfront		Upfront		Unrealized
Payments made by	received by			Expiration Payment Premiums Premiums					Appreciation/
Fund	Fund	Notional Amount		Date	Frequency Paid		Received	Value †	(Depreciation)
	3 Mo. USD
1.72% Fixed	LIBOR	USD	1,180,000	10/29/29	Semi-Annual$	—	$—	$(32,711)	$(32,711)
	3 Mo. USD
1.72% Fixed	LIBOR	USD	2,300,000	10/29/29	Semi-Annual	—	—	(64,843)	(64,843)
	3 Mo. USD
1.73% Fixed	LIBOR	USD	3,820,000	10/29/29	Semi-Annual	—	—	(109,858)	(109,858)
	3 Mo. USD
1.76% Fixed	LIBOR	USD	1,910,000	10/30/29	Semi-Annual	—	—	(61,806)	(61,806)
	3 Mo. USD
1.76% Fixed	LIBOR	USD	1,910,000	10/30/29	Semi-Annual	—	—	(62,616)	(62,616)
	3 Mo. USD
1.77% Fixed	LIBOR	USD	1,730,000	10/30/29	Semi-Annual	—	—	(56,144)	(56,144)
	3 Mo. USD
1.77% Fixed	LIBOR	USD	1,755,000	10/30/29	Semi-Annual	—	—	(57,701)	(57,701)
	3 Mo. USD
2.35% Fixed	LIBOR	USD	9,205,000	04/09/24	Semi-Annual	—	—	(443,407)	(443,407)
	3 Mo. USD
2.36% Fixed	LIBOR	USD	6,460,000	04/09/24	Semi-Annual	—	—	(311,463)	(311,463)
	3 Mo. USD
2.36% Fixed	LIBOR	USD	6,720,000	04/09/24	Semi-Annual	—	—	(325,031)	(325,031)
	3 Mo. USD
2.36% Fixed	LIBOR	USD	6,900,000	04/09/24	Semi-Annual	—	—	(332,980)	(332,980)
	3 Mo. USD
2.75% Fixed	LIBOR	USD	4,640,000	12/20/47	Semi-Annual	—	(96,832)	(1,144,171)	(1,047,339)

Total						$—	$(96,832)	$(3,002,731)	$(2,905,899)

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
175,000	AUD	122,661	USD	BOA	03/18/20	$—	$(5,412)
228,000	BRL	55,353	USD	MSC	03/03/20	—	(2,207)
532,000	BRL	129,865	USD	DEUT	03/03/20	—	(5,856)
760,000	BRL	186,279	USD	JPM	03/03/20	—	(9,124)
160,000	CAD	122,531	USD	RBC	03/18/20	—	(1,634)
225,000	CHF	234,659	USD	RBS	10/13/20	2,948	—
420,000	CHF	446,918	USD	SGG	10/13/20	—	(3,386)
15,791,000	CNH	2,235,324	USD	MSC	03/18/20	16,892	—
1,259,500,000	COP	372,553	USD	DEUT	03/18/20	—	(5,363)
4,223,000	CZK	183,382	USD	CBK	03/18/20	2,297	—
8,895,000	CZK	390,158	USD	GSC	03/18/20	944	—
1,728,000	CZK	75,541	USD	BOA	03/18/20	437	—
2,304,000	CZK	101,033	USD	BCLY	03/18/20	271	—
30,305,000	EGP	1,798,923	USD	GSC	03/18/20	90,287	—
2,205,000	EGP	132,781	USD	DEUT	03/18/20	4,678	—
599,000	EUR	660,674	USD	JPM	02/28/20	4,749	—
91,620	EUR	101,000	USD	BCLY	02/28/20	780	—
814,000	EUR	904,750	USD	CBK	03/18/20	1,106	(383)
7,000	EUR	7,729	USD	GSC	03/18/20	57	—
5,000	EUR	5,518	USD	SSG	03/18/20	44	—
7,000	EUR	7,760	USD	UBS	03/18/20	27	—
162,000	EUR	181,191	USD	MSC	03/18/20	6	(992)
349,000	EUR	390,927	USD	BNP	03/18/20	$—	$(2,708)
1,967,000,000	IDR	137,533	USD	BNP	03/18/20	5,902	—
516,000,000	IDR	36,552	USD	UBS	03/18/20	1,075	—
361,200,000	IDR	25,588	USD	HUS	03/18/20	751	—
154,800,000	IDR	10,959	USD	MSC	03/18/20	329	—
1,568,000	MXN	81,578	USD	JPM	03/18/20	814	—
392,000	MXN	20,365	USD	SSG	03/18/20	234	—
190,000	NZD	127,927	USD	HSBC	03/18/20	—	(5,034)

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

2,841,000	PHP	55,969	USD	BCLY	03/18/20	—	(173)
3,788,000	PHP	74,582	USD	MSC	03/18/20	—	(186)
12,311,000	PHP	242,448	USD	JPM	03/18/20	—	(662)
291,000	PLN	75,825	USD	BOA	03/18/20	—	(700)
940,000	PLN	243,410	USD	MSC	03/18/20	—	(738)
291,000	PLN	76,110	USD	GSC	03/18/20	—	(985)
388,000	PLN	101,494	USD	BCLY	03/18/20	—	(1,327)
970,000	PLN	253,853	USD	CBK	03/18/20	—	(3,436)
1,049,000	RUB	16,569	USD	GSC	03/18/20	—	(254)
1,398,000	RUB	22,082	USD	BCLY	03/18/20	—	(339)
4,543,000	RUB	71,923	USD	BOA	03/18/20	—	(1,267)
754,000	TRY	126,527	USD	BOA	03/18/20	—	(1,882)
1,401,000	TRY	234,432	USD	GSC	03/18/20	—	(2,832)
3,107,676	USD	4,545,000	AUD	TDB	03/18/20	62,544	—
113,239	USD	164,000	AUD	DEUT	03/18/20	3,359	—
45,586	USD	66,000	AUD	SCB	03/18/20	1,366	—
34,514	USD	50,000	AUD	SSG	03/18/20	1,014	—
34,416	USD	50,000	AUD	JPM	03/18/20	916	—
81,900	USD	350,000	BRL	DEUT	03/03/20	315	—
252,669	USD	1,084,000	BRL	MSC	03/03/20	—	(11)
1,221,800	USD	1,610,000	CAD	HSBC	02/04/20	5,252	—
1,051,611	USD	1,365,000	CAD	SSG	02/05/20	20,194	—
692,139	USD	900,000	CAD	SSG	02/06/20	12,086	—
224,852	USD	295,000	CAD	HSBC	02/07/20	1,946	—
529,020	USD	700,000	CAD	BNP	02/12/20	94	—
249,053	USD	325,000	CAD	SSG	02/14/20	3,481	—
769,968	USD	1,000,000	CAD	BNP	02/19/20	14,365	—
987,922	USD	1,285,000	CAD	MSC	03/02/20	16,981	—
1,277,366	USD	1,660,000	CAD	UBS	03/06/20	23,074	—
935,550	USD	1,230,000	CAD	HSBC	03/09/20	6,164	—
232,286	USD	305,000	CAD	MSC	03/09/20	1,829	—
3,055,118	USD	4,020,000	CAD	RBC	03/18/20	17,597	—
281,613	USD	370,000	CAD	JPM	03/18/20	2,039	—
877,237	USD	1,140,000	CAD	BNP	03/26/20	15,847	—
405,266	USD	530,000	CAD	HSBC	03/30/20	4,795	—
459,291	USD	600,000	CAD	SSG	04/01/20	5,927	—
769,529	USD	1,000,000	CAD	BOA	04/02/20	13,922	—
564,681	USD	737,000	CAD	MSC	04/09/20	7,797	—
383,317	USD	500,000	CAD	SSG	04/09/20	5,513	—
756,559	USD	1,000,000	CAD	HSBC	04/09/20	951	—
535,464	USD	700,000	CAD	MSC	04/16/20	6,538	—
769,580	USD	1,000,000	CAD	HSBC	05/15/20	13,979	—
483,856	USD	635,000	CAD	MSC	05/22/20	4,053	—
355,645	USD	470,000	CAD	DEUT	05/22/20	515	—
752,589	USD	1,000,000	CAD	NAB	05/22/20	—	(3,006)
737,335	USD	980,000	CAD	GSC	05/22/20	—	(3,149)
1,609,899	USD	2,105,000	CAD	BNP	06/01/20	19,386	—
384,883	USD	500,000	CAD	BMO	06/01/20	7,089	—
375,290	USD	500,000	CAD	UBS	06/01/20	—	(2,504)
678,008	USD	900,000	CAD	JPM	06/12/20	—	(2,014)
113,101	USD	150,000	CAD	MSC	07/07/20	—	(233)
1,405,166	USD	1,835,000	CAD	MSC	07/13/20	18,721	—
327,196	USD	430,000	CAD	CBK	08/14/20	2,326	—
837,034	USD	1,085,000	CAD	DEUT	08/28/20	17,339	—
1,922,914	USD	2,525,000	CAD	MSC	09/18/20	15,448	—
665,683	USD	880,000	CAD	HSBC	11/25/20	998	—
190,176	USD	250,000	CAD	MSC	11/27/20	1,345	—
1,052,748	USD	980,000	CHF	BNP	10/13/20	17,840	—
535,932	USD	500,000	CHF	HSBC	10/13/20	$7,917	$—
95,882	USD	328,500,000	COP	GSC	03/18/20	112	—
200,238	USD	4,590,000	CZK	GSC	03/18/20	—	(1,579)
106,000	USD	95,232	EUR	BNP	02/28/20	208	—
48,980	USD	44,000	EUR	HSBC	02/28/20	101	—
142,102	USD	128,042	EUR	UBS	02/28/20	—	(138)
1,218,552	USD	1,102,000	EUR	MSC	02/28/20	—	(5,647)
14,547,000	USD	13,193,529	EUR	BCLY	02/28/20	—	(109,545)

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

24,993,798	USD	22,643,389	EUR	CBK		02/28/20	—	(160,492)
1,213,710	USD	1,085,000	EUR	MSC		03/13/20	7,192	—
371,352	USD	330,000	EUR	BMO		03/13/20	4,393	—
23,693,257	USD	21,224,051	EUR	CBK		03/18/20	84,166	—
1,572,581	USD	1,412,000	EUR	JPM		03/18/20	2,607	(698)
154,547	USD	138,000	EUR	GSC		03/18/20	1,056	(16)
242,262	USD	217,000	EUR	UBS		03/18/20	884	(8)
644,626	USD	579,000	EUR	SSG		03/18/20	623	(62)
340,883	USD	306,000	EUR	ANZ		03/18/20	497	—
227,196	USD	204,000	EUR	BCLY		03/18/20	879	(606)
123,741	USD	112,000	EUR	MSC		03/18/20	—	(845)
155,251	USD	140,000	EUR	JPM		03/30/20	—	(608)
1,479,484	USD	1,320,000	EUR	JPM		05/14/20	6,269	—
18,467	USD	14,000	GBP	UBS		02/28/20	—	(33)
244,838	USD	188,000	GBP	GSC		02/28/20	—	(3,595)
7,317,735	USD	5,594,000	GBP	MSC		03/18/20	—	(78,772)
112,305	USD	1,547,000,000	IDR	MSC		03/18/20	—	(504)
6,216,505	USD	671,050,000	JPY	JPM		02/03/20	22,317	—
9,383,603	USD	1,007,250,000	JPY	JPM		02/10/20	82,502	—
5,998,542	USD	651,250,000	JPY	MSC		02/18/20	—	(17,521)
5,223,076	USD	563,500,000	JPY	MSC		02/25/20	15,864	—
3,609,013	USD	389,650,000	JPY	BCLY		03/02/20	7,011	—
2,755,787	USD	299,800,000	JPY	MSC		03/09/20	—	(16,813)
710,679	USD	75,000,000	JPY	MSC		03/10/20	17,024	—
4,626,397	USD	499,800,000	JPY	HSBC		03/16/20	2,179	—
5,310,736	USD	573,500,000	JPY	RBC		03/18/20	3,985	—
1,050,854	USD	113,400,000	JPY	CIBC		03/30/20	760	—
4,627,653	USD	499,650,000	JPY	JPM		04/06/20	—	(654)
522,981	USD	57,000,000	JPY	JPM		04/13/20	—	(5,216)
2,289,837	USD	249,450,000	JPY	JPM		04/27/20	—	(23,476)
6,181,093	USD	670,800,000	JPY	JPM		05/07/20	—	(42,870)
90,901	USD	1,720,000	MXN	SSG		03/18/20	522	—
84,231	USD	1,655,000	MXN	RBC		03/18/20	—	(2,733)
401,834	USD	615,000	NZD	TDB		03/18/20	4,049	—
108,471	USD	164,000	NZD	CIBC		03/18/20	2,395	—
66,106	USD	100,000	NZD	JPM		03/18/20	1,425	—
43,692	USD	66,000	NZD	MSC		03/18/20	1,003	—
98,085	USD	5,020,000	PHP	SCB		03/18/20	—	(507)
192,578	USD	750,000	PLN	BCLY		03/18/20	—	(1,043)
89,713	USD	5,730,000	RUB	BOA		03/18/20	596	—
328,988	USD	21,362,000	RUB	BCLY		03/18/20	—	(3,251)
107,102	USD	650,000	TRY	CBK		03/18/20	—	(350)
247,070	USD	1,505,000	TRY	GSC		03/18/20	—	(1,722)
96,103	USD	1,430,000	ZAR	GSC		03/18/20	1,435	—
1,901,000	ZAR	129,566	USD	BOA		03/18/20	—	(3,716)
3,529,000	ZAR	241,793	USD	GSC		03/18/20	—	(8,167)
Total							$789,544	$(558,984)

		Foreign Cross Currency Contracts Outstanding at January 31, 2020
								Unrealized
Contract Amount			Counterparty		Delivery Date		Contract Amount	Appreciation
EUR	1,024,012	DEUT			02/28/20	GBP	1,030,733	$(6,721)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: ANZ BCLY BMO BNP BOA CBK CIB	Australia and New Zealand Banking Group Barclays Bank of Montreal BNP Paribas Securities Services Banc of America Securities LLC Citibank NA Credit Agricole

The Hartford Strategic Income Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

CIBC CSI DEUT GSC

HSBC JPM MSC NAB RBC RBS SCB SGG SSG TDB UBS

Currency Abbreviations:

ARS AUD BRL CAD CHF CNH COP CZK EGP EUR GBP IDR INR JPY MXN MYR NZD PHP PLN RUB THB TRY USD ZAR

Index Abbreviations:

ABX.HE

ABX.HE.PEN CDX.EM CDX.NA.HY CDX.NA.IG CMBX.NA CMT

CPI

EUAMDB05

GUKG1 ICE

PrimeX.ARM

Canadian Imperial Bank of Commerce Credit Suisse International Deutsche Bank Securities, Inc. Goldman Sachs & Co.

HSBC Bank USA JP Morgan Chase & Co. Morgan Stanley National Australia Bank Limited RBC Dominion Securities, Inc. RBS Greenwich Capital Standard Chartered Bank Societe Generale Group State Street Global Markets LLC Toronto-Dominion Bank UBS AG

Argentine Peso Australian Dollar Brazilian Real Canadian Dollar Swiss Franc Chinese Renminbi Colombian Peso Czech Koruna Egyptian Pound Euro British Pound Indonesian Rupiah Indian Rupee Japanese Yen Mexican Peso Malaysian Ringgit New Zealand Dollar Philippine Peso Polish Zloty Russian Ruble Thai Baht Turkish Lira United States Dollar South African Rand

Markit Asset Backed Security Home Equity

Markit Asset Backed Security Home Equity Penultimate Credit Derivatives Emerging Markets Credit Derivatives North American High Yield Credit Derivatives North American Investment Grade Markit Commercial Mortgage Backed North American Constant Maturity Treasury Index

Consumer Price Index

European Union Advisory Mission

UK Government Bond 1 Year Note Generic Bid Yield Intercontinental Exchange, Inc.

Markit PrimeX Adjustable Rate Mortgage Backed Security

Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield

iBoxx Other Abbreviations: CDOR CJSC CLO CMO DDCA EURIBOR FHLMC

Bond Markets

Canadian Dollar Offered Rate Closed Joint Stock Company Collateralized Loan Obligation Collateralized Mortgage Obligation Dollars on Deposit in Custody Account Euro Interbank Offered Rate Federal Home Loan Mortgage Corp.

The Hartford Strategic Income Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

FNMA GNMA GUKG5 LIBOR OTC PAC PIK PJSC PT TBA UMBS Municipal Abbreviations: Auth Dev GO

Federal National Mortgage Association Government National Mortgage Association

UK Government Bonds 5 Year Note Generic Bid Yield London Interbank Offered Rate Over-the-Counter Planned Amortization Class Payment-in-kind Private Joint Stock Company Perseroan Terbatas To Be Announced Uniform Mortgage-Backed Securities

Authority Development General Obligation

The Hartford Strategic Income Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total	Level 1	Level 2 Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities		$83,622,832	$—	$83,622,832	$—
Corporate Bonds		169,854,256	—	169,854,256	—
Foreign Government Obligations		174,313,255	—	174,313,255	—
Municipal Bonds		6,962,351	—	6,962,351	—
Senior Floating Rate Interests		186,072,039	—	186,072,039	—
U.S. Government Agencies		88,535,499	—	88,535,499	—
U.S. Government Securities		82,879,911	—	82,879,911	—
Convertible Bonds		9,344,392	—	9,344,392	—
Common Stocks
Energy		366,023	—	656	365,367
Preferred Stocks		599,986	599,986	—	—
Convertible Preferred Stocks		3,793,428	3,793,428	—	—
Warrants		84	—	—	84
Short-Term Investments		37,211,977	13,880,027	23,331,950	—
Purchased Options		80,869	—	80,869	—
Foreign Currency Contracts(2)		789,544	—	789,544	—
Futures Contracts(2)		2,557,878	2,557,878	—	—

Swaps - Credit Default(2)		2,267,190	—	2,267,083	107

Total		$849,251,514	$20,831,319	$828,054,637	$365,558
Liabilities
Foreign Currency Contracts(2)		$(565,705)	$—	$(565,705)	$—
Futures Contracts(2)		(239,900)	(239,900)	—	—
Swaps - Credit Default(2)		(527,113)	—	(523,744)	(3,369)
Swaps - Interest Rate(2)		(2,905,899)	—	(2,905,899)	—
Total		$(4,238,617)	$(239,900)	$(3,995,348)	$(3,369)

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

The Hartford Total Return Bond Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 24.1%
	Asset-Backed - Automobile - 0.8%
	AmeriCredit Automobile Receivables Trust
$2,320,000	2.58%, 09/18/2025	$2,348,568
	CIG Automobile Receivables Trust
191,633	2.71%, 05/15/2023(1)	191,912
	Credit Acceptance Auto Loan Trust
1,740,338	2.65%, 06/15/2026(1)	1,745,618
	Drive Auto Receivables Trust
2,000,000	2.70%, 02/16/2027	2,022,022
	Exeter Automobile Receivables Trust
4,600,000	2.58%, 09/15/2025(1)	4,639,141
	Westlake Automobile Receivables Trust
3,400,000	2.72%, 11/15/2024(1)	3,425,722
4,310,000	3.28%, 12/15/2022(1)	4,355,751
		18,728,734
	Asset-Backed - Finance & Insurance - 5.3%
	AIMCO CLO Ltd.
1,540,000	2.68%, 01/15/2028, 3 mo. USD LIBOR + 0.850%(1)(2)	1,540,308
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through
	Certificates
2,313	5.82%, 11/25/2035(3)	2,302
	Apex Credit CLO Ltd.
3,970,000	3.27%, 04/24/2029, 3 mo. USD LIBOR + 1.470%(1)(2)	3,967,987
	Atrium
6,225,000	2.63%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	6,228,000
	Avery Point CLO Ltd.
1,428,074	2.89%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	1,427,779
281,885	2.94%, 01/18/2025, 3 mo. USD LIBOR + 1.120%(1)(2)	281,807
	Babson CLO Ltd.
291,986	2.97%, 07/20/2025, 3 mo. USD LIBOR + 1.150%(1)(2)	291,936
	Bayview Koitere Fund Trust
4,664,654	3.50%, 07/28/2057(1)(4)	4,773,648
	Bayview Opportunity Master Fund Trust
1,940,527	3.50%, 01/28/2055(1)(4)	1,972,075
2,329,693	3.50%, 06/28/2057(1)(4)	2,378,926
4,427,547	3.50%, 10/28/2057(1)(4)	4,508,034
3,075,167	3.50%, 01/28/2058(1)(4)	3,135,272
1,730,584	4.00%, 11/28/2053(1)(4)	1,781,638
3,444,513	4.00%, 10/28/2064(1)(4)	3,540,351
	Bellemeade Re Ltd.
18,150	2.61%, 08/25/2028, 1 mo. USD LIBOR + 0.950%(1)(2)	18,152
1,212,785	2.76%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	1,213,731
	Cal Funding Ltd.
254,375	3.47%, 10/25/2027(1)	254,990
	Carlyle Global Market Strategies CLO Ltd.
3,723,758	2.57%, 04/27/2027, 3 mo. USD LIBOR + 0.780%(1)(2)	3,724,734
	CIFC Funding Ltd.
171,973	2.69%, 07/16/2030, 3 mo. USD LIBOR + 0.850%(1)(2)	172,033
	Cirrus Funding Ltd.
4,140,000	4.80%, 01/25/2037(1)	4,373,740
	Domino's Pizza Master Issuer LLC
3,245,575	4.12%, 07/25/2048(1)	3,399,350
	First Franklin Mortgage Loan Trust
2,250,478	1.90%, 04/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,115,927
1,065,000	2.10%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	986,671
	Madison Park Funding Ltd.
1,592,658	3.08%, 07/20/2026, 3 mo. USD LIBOR + 1.260%(1)(2)	1,595,786
	MFA Trust
3,737,139	3.35%, 11/25/2047(1)(3)	3,743,943
	NRZ Excess Spread-Collateralized Notes
5,462,749	3.19%, 01/25/2023(1)	5,487,120
2,085,009	3.27%, 02/25/2023(1)	2,090,522

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	OCP CLO Ltd.
$2,226,222	2.69%, 04/17/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	$2,225,621
	OneMain Financial Issuance Trust
5,206,895	2.37%, 09/14/2032(1)	5,211,484
	Preston Ridge Partners Mortgage Trust LLC
1,636,112	3.35%, 07/25/2024(1)(3)	1,640,587
	Pretium Mortgage Credit Partners LLC
2,739,703	3.72%, 01/25/2059(1)(3)	2,746,883
	Seasoned Credit Risk Transfer Trust
979,782	3.50%, 08/25/2058	1,058,424
	Seneca Park CLO Ltd.
861,203	2.96%, 07/17/2026, 3 mo. USD LIBOR + 1.120%(1)(2)	861,374
	SoFi Consumer Loan Program LLC
575,034	2.50%, 05/26/2026(1)	577,040
281,754	2.77%, 05/25/2026(1)	283,358
369,931	3.05%, 12/26/2025(1)	370,708
288,883	3.09%, 10/27/2025(1)	289,650
374,596	3.28%, 01/26/2026(1)	375,895
	Sound Point CLO Ltd.
6,850,000	2.71%, 01/20/2028, 3 mo. USD LIBOR + 0.890%(1)(2)	6,843,376
	Springleaf Funding Trust
7,215,000	2.68%, 07/15/2030(1)	7,234,040
667,370	2.90%, 11/15/2029(1)	667,778
	Symphony CLO Ltd.
3,681,840	2.79%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	3,682,698
	Thacher Park CLO Ltd.
1,208,230	2.98%, 10/20/2026, 3 mo. USD LIBOR + 1.160%(1)(2)	1,208,074
	Towd Point Mortgage Trust
3,401,650	2.75%, 10/25/2056(1)(4)	3,442,314
1,393,177	2.75%, 04/25/2057(1)(4)	1,407,836
2,465,165	2.75%, 06/25/2057(1)(4)	2,510,963
2,705,560	2.75%, 07/25/2057(1)(4)	2,744,161
	Voya CLO Ltd.
3,520,000	2.72%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	3,509,010
	Wendy's Funding LLC
1,337,700	3.88%, 03/15/2048(1)	1,396,144
	Wingstop Funding LLC
1,677,325	4.97%, 12/05/2048(1)	1,730,396
	Zais CLO Ltd.
5,625,000	3.36%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	5,618,160
		122,642,736
	Asset-Backed - Home Equity - 1.3%
	CPT Mortgage Trust
5,630,000	2.87%, 11/13/2039(1)	5,918,557
	GSAA Home Equity Trust
23,581	1.73%, 12/25/2046, 1 mo. USD LIBOR + 0.070%(2)	11,231
2,901,852	1.74%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	1,335,426
923,778	1.75%, 12/25/2036, 1 mo. USD LIBOR + 0.090%(2)	414,967
1,543,673	1.76%, 03/25/2037, 1 mo. USD LIBOR + 0.100%(2)	696,086
1,360,459	1.84%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	584,809
1,355,939	5.99%, 06/25/2036(4)	593,149
	Legacy Mortgage Asset Trust
3,524,681	3.00%, 06/25/2059(1)(3)	3,543,967
4,420,367	3.25%, 11/25/2059(1)(3)	4,453,061
7,066,753	4.00%, 03/25/2058(1)(3)	7,098,494
	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust
38,478	1.81%, 06/25/2036, 1 mo. USD LIBOR + 0.150%(2)	32,976
	Morgan Stanley Mortgage Loan Trust
1,255,163	1.83%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	545,754
	Renaissance Home Equity Loan Trust
487,079	5.91%, 04/25/2037(3)	224,040
	Soundview Home Loan Trust
2,826,734	1.84%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,573,856
830,000	1.90%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	772,648

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$1,110,000	1.91%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	$1,042,203
		29,841,224
	Collateralized - Mortgage Obligations - 0.2%
	Homeward Opportunities Fund Trust
2,128,943	2.70%, 09/25/2059(1)(4)	2,142,499
	Structured Agency Credit Risk Trust
1,518,287	2.41%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	1,518,742
		3,661,241
	Commercial Mortgage - Backed Securities - 5.0%
	1211 Avenue of the Americas Trust
3,215,000	3.90%, 08/10/2035(1)	3,522,025
	Banc of America Commercial Mortgage Trust
30,030,927	0.88%, 11/15/2050(4)(5)	1,472,002
	BBCMS Mortgage Trust
23,550,386	1.67%, 02/15/2050(4)(5)	1,937,851
7,661,000	2.53%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,639,450
	Benchmark Mortgage Trust
3,859,834	0.69%, 07/15/2051(4)(5)	132,337
59,622,088	0.80%, 04/10/2051(4)(5)	2,251,294
34,223,417	0.83%, 01/15/2052(4)(5)	1,678,043
8,490,343	1.21%, 08/15/2052(4)(5)	636,003
3,000,000	3.04%, 08/15/2052	3,181,886
	BX Commercial Mortgage Trust
5,310,000	2.60%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	5,326,780
	CAMB Commercial Mortgage Trust
2,535,000	4.23%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,552,504
	CD Commercial Mortgage Trust
4,145,000	2.46%, 08/10/2049	4,246,585
	Citigroup Commercial Mortgage Trust
11,428,558	1.10%, 07/10/2047(4)(5)	435,821
15,199,806	1.23%, 04/10/2048(4)(5)	610,274
415,000	4.76%, 03/10/2047(1)(4)	416,711
	Commercial Mortgage Trust
3,594,674	0.82%, 08/10/2046(4)(5)	76,323
2,411,928	2.06%, 07/10/2046(1)(4)(5)	6,181
380,000	2.54%, 12/10/2045	386,604
4,500,000	2.58%, 10/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	4,499,995
687,000	2.77%, 12/10/2045	703,905
939,511	2.85%, 10/15/2045	959,298
745,000	2.94%, 01/10/2046	766,341
735,000	3.10%, 03/10/2046	759,955
760,372	3.21%, 03/10/2046	788,629
309,559	3.33%, 06/10/2046	323,851
3,050,000	3.42%, 03/10/2031(1)	3,196,766
905,000	3.61%, 06/10/2046(4)	955,013
657,843	4.02%, 07/10/2045	702,996
420,000	4.07%, 02/10/2047(4)	453,667
390,000	4.21%, 08/10/2046	418,439
660,000	4.21%, 08/10/2046(4)	710,858
595,000	4.36%, 07/10/2045(4)	641,127
805,000	4.75%, 10/15/2045(1)(4)	40,250
1,825,000	4.75%, 10/15/2045(1)(4)	1,379,736
	Credit Suisse First Boston Mortgage Securities Corp.
39,166	4.88%, 04/15/2037	38,942
	CSAIL Commercial Mortgage Trust
26,607,723	0.90%, 06/15/2057(4)(5)	874,000
1,368,950	0.98%, 04/15/2050(4)(5)	48,337
5,027,992	1.10%, 11/15/2048(4)(5)	183,663
7,908,354	2.06%, 01/15/2049(4)(5)	670,744
	DBJPM Mortgage Trust
3,600,000	2.89%, 08/10/2049	3,785,792
	DBUBS Mortgage Trust
2,069,705	0.88%, 11/10/2046(1)(4)(5)	5,727

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Four Times Square Trust Commercial Mortgage Pass-Through
	Certificates
$1,582,694	5.40%, 12/13/2028(1)	$1,616,855
	FREMF Mortgage Trust
2,710,000	5.44%, 09/25/2043(1)(4)	2,729,160
	GE Business Loan Trust
197,758	2.68%, 05/15/2034, 1 mo. USD LIBOR + 1.000%(1)(2)	186,631
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	2,054,756
2,845,000	4.11%, 07/10/2051(4)	3,173,220
	GS Mortgage Securities Trust
23,019,695	0.11%, 07/10/2046(4)(5)	64,559
3,052,881	1.50%, 08/10/2044(1)(4)(5)	43,809
3,980,000	3.04%, 07/10/2052	4,223,815
695,000	3.67%, 04/10/2047(1)	257,529
825,000	4.07%, 01/10/2047	888,030
1,310,000	5.13%, 04/10/2047(1)(4)	1,198,486
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(4)	833,319
788,273	2.84%, 12/15/2047	805,144
730,000	4.57%, 12/15/2047(1)(4)	698,114
970,000	5.60%, 08/15/2046(1)(4)	994,978
	JPMBB Commercial Mortgage Securities Trust
10,687,023	0.79%, 09/15/2047(4)(5)	264,005
4,000,017	0.90%, 05/15/2048(4)(5)	98,890
237,306	3.36%, 07/15/2045	247,495
	Morgan Stanley Bank of America Merrill Lynch Trust
6,539,303	1.15%, 12/15/2047(4)(5)	249,880
4,134,972	1.17%, 10/15/2048(4)(5)	190,975
700,000	2.92%, 02/15/2046	719,696
1,465,000	3.13%, 12/15/2048	1,514,910
880,000	3.18%, 08/15/2045	904,858
730,173	4.26%, 10/15/2046(4)	788,581
	Morgan Stanley Capital I Trust
13,252,340	0.52%, 09/15/2047(1)(4)(5)	14,029
2,641,020	1.59%, 06/15/2050(4)(5)	192,481
2,605,000	3.47%, 08/11/2033(1)	2,661,496
885,000	5.42%, 07/15/2049(1)(4)	822,409
37,927	5.77%, 10/12/2052(1)(4)	9,475
	MTRO Commercial Mortgage Trust
2,165,000	3.48%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,162,283
	Natixis Commercial Mortgage Securities Trust
1,385,000	2.91%, 10/15/2036(1)	1,399,560
	Oaktown Re II Ltd.
2,140,148	3.21%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	2,141,521
	Stanwich Mortgage Loan Trust
6,264,548	3.48%, 11/16/2024(1)(3)	6,264,768
	UBS Commercial Mortgage Trust
5,543,887	1.24%, 08/15/2050(4)(5)	351,314
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	943,040
2,215,000	3.09%, 08/10/2049	2,275,170
	Wells Fargo Commercial Mortgage Trust
10,094,633	1.27%, 05/15/2048(4)(5)	464,849
10,000	3.17%, 02/15/2048	10,600
255,000	4.29%, 05/15/2048(4)	264,493
	Wells Fargo N.A.
20,838,179	0.72%, 11/15/2062(4)(5)	1,057,425
10,607,072	0.77%, 11/15/2062(4)(5)	593,985
16,866,398	0.82%, 12/15/2052(4)(5)	999,741
19,513,724	0.97%, 09/15/2062(4)(5)	1,320,427
11,631,650	1.05%, 05/15/2062(4)(5)	824,927
	WF-RBS Commercial Mortgage Trust
1,676,935	1.39%, 03/15/2047(4)(5)	64,159
802,927	2.87%, 11/15/2045	822,407
1,490,000	3.00%, 08/15/2045	1,528,431

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$1,545,000	3.02%, 11/15/2047(1)	$848,556
740,000	3.07%, 03/15/2045	764,520
350,000	3.35%, 05/15/2045	363,542
225,000	4.05%, 03/15/2047	242,878
1,070,000	4.15%, 08/15/2046(4)	1,144,596
345,000	5.00%, 06/15/2044(1)(4)	295,114
770,000	5.77%, 04/15/2045(1)(4)	811,775
		115,824,371
	Other ABS - 1.6%
	Domino's Pizza Master Issuer LLC
1,506,225	3.67%, 10/25/2049(1)	1,563,898
	OnDeck Asset Securitization Trust LLC
4,465,000	2.65%, 11/18/2024(1)	4,466,345
	Pretium Mortgage Credit Partners LLC
4,516,638	3.11%, 07/27/2059(1)(3)	4,519,998
	Seasoned Credit Risk Transfer Trust
5,377,048	3.50%, 03/25/2058	5,696,774
	Vericrest Opportunity Loan Trust
1,971,369	3.35%, 08/25/2049(1)(3)	1,975,768
1,609,116	3.97%, 03/25/2049(1)(3)	1,619,939
	VOLT LXIV LLC
1,995,081	3.38%, 10/25/2047(1)(3)	1,995,837
	VOLT LXXX LLC
4,687,250	3.23%, 10/25/2049(1)(3)	4,699,911
	VOLT LXXXIII LLC
2,033,420	3.33%, 11/26/2049(1)(3)	2,039,712
	VOLT LXXXIV LLC
7,625,000	3.43%, 12/27/2049(1)(3)	7,628,741
		36,206,923
	Whole Loan Collateral CMO - 9.9%
	Adjustable Rate Mortgage Trust
162,228	2.20%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	161,340
	Alternative Loan Trust
417,227	1.98%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	392,193
1,621,030	2.20%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	1,573,622
1,002,170	3.50%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	913,557
292,432	5.75%, 05/25/2036	212,638
224,742	6.00%, 05/25/2036	181,743
154,145	6.00%, 12/25/2036	102,579
	Angel Oak Mortgage Trust LLC
5,309,269	2.93%, 05/25/2059(1)(4)	5,327,823
1,230,425	3.63%, 03/25/2049(1)(4)	1,248,073
	Banc of America Funding Trust
483,733	1.95%, 05/20/2047, 1 mo. USD LIBOR + 0.300%(2)	481,726
1,663,363	5.77%, 05/25/2037(4)	1,651,333
63,528	5.85%, 01/25/2037(3)	65,123
	Bear Stearns Adjustable Rate Mortgage Trust
301,577	4.02%, 02/25/2036(4)	263,551
392,431	4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	404,487
	Bear Stearns Alt-A Trust
1,588,959	2.16%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,838,346
	Bear Stearns Mortgage Funding Trust
543,639	1.84%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	515,175
	Bellemeade Re Ltd.
568,860	2.86%, 10/25/2028, 1 mo. USD LIBOR + 1.200%(1)(2)	568,951
1,171,026	2.96%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	1,171,840
7,495,000	3.06%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	7,499,599
	Chase Mortgage Finance Trust
423,071	3.79%, 12/25/2035(4)	423,816
	CHL Mortgage Pass-Through Trust
495,678	2.34%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	461,988
666,523	3.43%, 11/20/2035(4)	615,639
845,869	3.79%, 09/25/2047(4)	815,711
213,676	4.15%, 06/20/2035(4)	219,457
490,893	4.31%, 04/20/2036(4)	395,951

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	CIM Trust
$4,258,832	3.00%, 04/25/2057(1)(4)	$4,305,585
	Citigroup Mortgage Loan Trust
1,817,087	3.23%, 11/25/2070(1)(3)	1,817,992
	Colombia Cent CLO Ltd.
1,915,000	2.94%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	1,916,701
	COLT Mortgage Loan Trust
3,701,534	2.58%, 11/25/2049(1)(4)	3,731,241
3,040,658	2.76%, 08/25/2049(1)(4)	3,052,052
2,228,367	3.34%, 05/25/2049(1)(4)	2,245,279
	Credit Suisse First Boston Mortgage Securities Corp.
785,912	5.50%, 06/25/2035	761,665
	CSMC Trust
1,988,674	3.25%, 04/25/2047(1)(4)	2,018,275
2,719,404	4.13%, 07/25/2058(1)(4)	2,744,654
	Deephaven Residential Mortgage Trust
629,887	2.45%, 06/25/2047(1)(4)	630,427
5,542,092	2.96%, 07/25/2059(1)(4)	5,579,658
	DSLA Mortgage Loan Trust
152,809	2.01%, 01/19/2045, 1 mo. USD LIBOR + 0.360%(2)	138,023
	Fannie Mae Connecticut Avenue Securities
3,060,000	3.76%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	3,087,893
1,693,499	3.81%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,708,703
3,163,705	3.96%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	3,197,512
1,434,554	6.01%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	1,519,020
	GMACM Mortgage Loan Trust
368,412	3.94%, 09/19/2035(4)	361,424
73,255	3.97%, 04/19/2036(4)	68,125
	GSR Mortgage Loan Trust
2,170,686	1.96%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	844,798
1,163,251	3.93%, 01/25/2036(4)	1,185,213
130,037	4.23%, 10/25/2035(4)	103,873
	HarborView Mortgage Loan Trust
743,313	1.84%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	707,827
1,375,776	1.89%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,315,368
	Home Re Ltd.
1,386,555	3.26%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	1,388,491
	IndyMac Index Mortgage Loan Trust
456,244	3.78%, 03/25/2036(4)	422,025
1,215,300	3.92%, 04/25/2037(4)	935,260
358,584	4.01%, 01/25/2036(4)	361,287
	JP Morgan Mortgage Trust
299,300	4.05%, 05/25/2036(4)	299,946
106,704	4.26%, 04/25/2037(4)	100,046
285,840	4.32%, 09/25/2035(4)	293,338
	LCM XX L.P.
2,840,000	2.86%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,843,084
	Lehman XS Trust
493,440	1.87%, 07/25/2046, 1 mo. USD LIBOR + 0.210%(2)	492,239
	LSTAR Securities Investment Ltd.
1,820,720	3.28%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	1,820,894
4,259,823	3.28%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	4,262,240
	LSTAR Securities Investment Trust
560,074	3.28%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	557,235
2,837,173	3.48%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	2,826,166
	Luminent Mortgage Trust
2,466,065	1.85%, 05/25/2046, 1 mo. USD LIBOR + 0.190%(2)	2,260,510
	MetLife Securitization Trust
1,621,007	3.00%, 04/25/2055(1)(4)	1,654,116
3,441,291	3.75%, 03/25/2057(1)(4)	3,614,058
	MFA Trust
871,336	2.59%, 02/25/2057(1)(4)	868,610
	Mill City Mortgage Loan Trust
3,260,508	2.75%, 01/25/2061(1)(4)	3,294,153
	Morgan Stanley Mortgage Loan Trust
530,285	4.14%, 05/25/2036(4)	383,300

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Mortgage Insurance-Linked Notes
$3,525,000	3.56%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	$3,538,686
	New Residential Advance Receivables Trust
4,970,000	2.33%, 10/15/2051(1)	4,984,493
	New Residential Mortgage LLC
4,441,123	3.79%, 07/25/2054(1)	4,458,449
	New Residential Mortgage Loan Trust
4,734,680	2.41%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	4,729,178
2,056,964	2.49%, 09/25/2059(1)(4)	2,071,609
3,604,823	3.16%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	3,660,254
3,435,991	3.50%, 08/25/2059(1)(4)	3,538,179
2,796,641	3.75%, 11/26/2035(1)(4)	2,926,198
2,673,999	3.75%, 11/25/2056(1)(4)	2,792,555
5,962,852	3.75%, 11/25/2058(1)(4)	6,233,037
5,281,142	4.00%, 02/25/2057(1)(4)	5,565,553
5,346,243	4.00%, 03/25/2057(1)(4)	5,659,594
3,566,979	4.00%, 04/25/2057(1)(4)	3,751,431
3,462,373	4.00%, 05/25/2057(1)(4)	3,664,524
4,189,787	4.00%, 08/27/2057(1)(4)	4,404,533
592,272	4.00%, 12/25/2057(1)(4)	619,656
	Oaktown Re III Ltd.
3,732,946	3.06%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	3,742,089
	OBX Trust
603,773	2.31%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	602,417
	OZLM Ltd.
3,765,000	2.82%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	3,766,585
1,120,000	2.85%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	1,118,321
	PMT Credit Risk Transfer Trust
2,708,774	3.81%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	2,698,773
	Preston Ridge Partners Mortgage Trust LLC
1,678,957	3.50%, 10/25/2024(1)(4)	1,686,638
	Radnor RE Ltd.
2,152,223	2.86%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(2)	2,152,770
	RBSGC Mortgage Loan Trust
968,826	6.25%, 01/25/2037	965,778
	Residential Accredit Loans, Inc.
1,676,318	1.96%, 04/25/2036, 1 mo. USD LIBOR + 0.300%(2)	1,610,972
1,326,837	3.38%, 11/25/2037(4)	1,246,627
1,028,356	6.00%, 12/25/2035	1,013,928
	Residential Asset Securitization Trust
706,666	5.50%, 06/25/2035	643,674
	Residential Funding Mortgage Securities, Inc.
494,295	4.14%, 08/25/2035(4)	366,019
	Seasoned Credit Risk Transfer Trust
1,809,542	3.50%, 11/25/2057	1,947,501
4,788,851	3.50%, 07/25/2058	5,168,707
5,547,996	3.50%, 10/25/2058	5,899,810
	TBW Mortgage-Backed Trust
659,639	6.00%, 07/25/2036	462,699
	Towd Point Mortgage Trust
1,911,489	2.25%, 04/25/2056(1)(4)	1,913,921
3,198,613	2.26%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	3,195,611
1,723,171	2.75%, 08/25/2055(1)(4)	1,746,210
168,430	3.00%, 03/25/2054(1)(4)	169,032
	Vericrest Opportunity Loan Trust
4,016,633	3.18%, 10/25/2049(1)(3)	4,025,911
4,817,950	3.28%, 11/25/2049(1)(3)	4,825,118
	Verus Securitization Trust
4,319,407	2.78%, 07/25/2059(1)(3)	4,334,431
2,595,757	3.21%, 05/25/2059(1)(4)	2,619,408
	WaMu Mortgage Pass-Through Certificates Trust
440,863	3.03%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	423,446
361,286	3.13%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	345,185
929,122	3.74%, 06/25/2037(4)	889,890
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,074,809	2.26%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	714,887

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$572,179	2.98%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	$538,910
		Wells Fargo Commercial Mortgage Trust
	25,503,458	1.27%, 09/15/2057(4)(5)	997,734
		Wells Fargo Mortgage-Backed Securities Trust
	178,116	4.82%, 09/25/2036(4)	174,195
		Wells Fargo N.A.
	38,014,864	0.89%, 01/15/2063(4)(5)(6)	2,815,951
			226,645,644
		Total Asset & Commercial Mortgage Backed Securities
		(cost $548,297,901)	$553,550,873
Corporate Bonds - 25.9%
		Advertising - 0.0%
		Lamar Media Corp.
	155,000	3.75%, 02/15/2028(1)(6)	156,035
		Aerospace/Defense - 0.5%
		Boeing Co.
	1,930,000	3.25%, 02/01/2035	1,999,824
		DAE Funding LLC
	65,000	4.50%, 08/01/2022(1)	66,138
	70,000	5.00%, 08/01/2024(1)	73,237
		L3Harris Technologies, Inc.
	2,565,000	2.90%, 12/15/2029	2,674,112
	2,105,000	3.85%, 06/15/2023(1)	2,237,178
		United Technologies Corp.
	140,000	2.80%, 05/04/2024	145,521
	1,255,000	3.65%, 08/16/2023	1,335,597
	1,115,000	3.95%, 08/16/2025	1,230,445
	1,135,000	4.45%, 11/16/2038	1,398,355
	510,000	4.63%, 11/16/2048	670,982
			11,831,389
		Agriculture - 0.4%
		Altria Group, Inc.
	650,000	2.63%, 09/16/2026	658,829
	976,000	3.88%, 09/16/2046	945,083
	735,000	4.40%, 02/14/2026	811,917
	780,000	4.80%, 02/14/2029	884,040
	1,320,000	5.38%, 01/31/2044	1,537,834
	235,000	5.80%, 02/14/2039	284,423
	665,000	5.95%, 02/14/2049	835,071
		BAT Capital Corp.
	2,525,000	2.79%, 09/06/2024	2,577,583
	475,000	4.39%, 08/15/2037	495,436
		Kernel Holding S.A.
	335,000	6.50%, 10/17/2024(7)	353,395
			9,383,611
		Auto Manufacturers - 0.4%
		Daimler Finance North America LLC
	315,000	2.14%, 05/04/2020, 3 mo. USD LIBOR + 0.390%(1)(2)	315,216
		Ford Motor Co.
	465,000	5.29%, 12/08/2046	459,438
		Ford Motor Credit Co. LLC
	555,000	3.82%, 11/02/2027	546,371
	500,000	4.13%, 08/04/2025	513,305
	1,160,000	4.54%, 08/01/2026	1,207,124
	520,000	5.11%, 05/03/2029	544,135
		General Motors Co.
	1,395,000	5.20%, 04/01/2045	1,457,308
	750,000	5.95%, 04/01/2049	857,538
	965,000	6.25%, 10/02/2043	1,140,439
	720,000	6.75%, 04/01/2046	880,371
		General Motors Financial of Canada Ltd.
CAD	940,000	3.08%, 05/22/2020(7)	712,430

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Honda Canada Finance, Inc.
	325,000	2.35%, 08/28/2020, 3 mo. USD LIBOR + 0.380%(2)	$246,095
		Toyota Credit Canada, Inc.
	600,000	1.80%, 02/19/2020(7)	453,328
		VW Credit Canada, Inc.
	100,000	2.57%, 03/30/2020, 3 mo. CDOR + 0.500%(2)	75,622
			9,408,720
		Auto Parts & Equipment - 0.0%
		Adient Global Holdings Ltd.
	$250,000	4.88%, 08/15/2026(1)	235,625
		Goodyear Tire & Rubber Co.
	285,000	5.00%, 05/31/2026(8)	296,058
			531,683
		Beverages - 0.7%
		Anheuser-Busch InBev Worldwide, Inc.
	2,008,000	3.75%, 07/15/2042	2,167,673
	1,895,000	4.60%, 04/15/2048	2,284,234
	1,770,000	4.75%, 04/15/2058	2,182,997
	4,590,000	5.45%, 01/23/2039	5,962,256
		Constellation Brands, Inc.
	815,000	2.65%, 11/07/2022	833,164
	415,000	4.40%, 11/15/2025	463,424
		Molson Coors Brewing Co.
	2,040,000	3.00%, 07/15/2026	2,097,843
		Molson Coors International L.P.
CAD	170,000	2.75%, 09/18/2020	128,857
			16,120,448
		Biotechnology - 0.1%
		Amgen, Inc.
	$1,110,000	2.65%, 05/11/2022	1,129,774
		Chemicals - 0.6%
		Alpek S.A.B. de C.V.
	1,460,000	4.25%, 09/18/2029(1)	1,518,400
		Braskem Netherlands Finance B.V.
	4,365,000	4.50%, 01/31/2030(1)	4,387,698
		Chemours Co.
	225,000	5.38%, 05/15/2027	195,187
		DuPont de Nemours, Inc.
	200,000	2.62%, 11/15/2020, 3 mo. USD LIBOR + 0.710%(2)	201,001
	2,940,000	4.21%, 11/15/2023	3,182,603
		Methanex Corp.
	609,000	5.65%, 12/01/2044	620,194
		Olin Corp.
	285,000	5.13%, 09/15/2027	297,021
		Sherwin-Williams Co.
	1,340,000	2.95%, 08/15/2029	1,385,490
		Syngenta Finance N.V.
	1,810,000	4.89%, 04/24/2025(1)	1,981,649
			13,769,243
		Commercial Banks - 7.1%
		Bank of America Corp.
		2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870%
	2,175,000	thereafter)(9)	2,221,948
		3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180%
	6,545,000	thereafter)(9)	6,946,411
		3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810%
	5,830,000	thereafter)(9)	6,193,880
		3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512%
	3,750,000	thereafter)(9)	4,092,781
		3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940%
	1,070,000	thereafter)(9)	1,138,370
		3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210%
	1,540,000	thereafter)(9)	1,728,054

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$2,485,000	7.75%, 05/14/2038	$4,004,764
		Bank of China Hong Kong Ltd.
	365,000	5.55%, 02/11/2020(7)	365,219
		Bank of China Ltd.
	805,000	2.68%, 02/14/2020, 3 mo. USD LIBOR + 0.770%(2)(7)	805,132
		Bank of New York Mellon Corp.
	3,440,000	2.10%, 10/24/2024	3,482,898
		BNG Bank N.V.
AUD	7,015,000	1.90%, 11/26/2025(7)	4,880,030
		Caixa Geral de Depositos S.A.
		10.75%, 03/30/2022, (10.8% fixed rate until 03/30/2022; 5 year EUR
EUR	200,000	Swap + 10.925% thereafter)(7)(9)(10)	261,736
		Capital One Financial Corp.
	$200,000	2.66%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(2)	200,264
	1,490,000	3.90%, 01/29/2024	1,595,306
		Citibank NA
	270,000	2.08%, 05/01/2020, 3 mo. USD LIBOR + 0.320%(2)	270,110
		Citigroup, Inc.
2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. SOFR + 0.867%
	4,270,000	thereafter)(9)	4,298,931
	450,000	2.70%, 10/27/2022	459,972
	2,680,000	3.00%, 05/17/2024, 3 mo. USD LIBOR + 1.100%(2)	2,724,614
	1,385,000	3.20%, 10/21/2026	1,466,551
		3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897%
	2,500,000	thereafter)(9)	2,630,733
		3.52%, 10/27/2028, (3.52% fixed rate until 10/27/2027; 3 mo. USD LIBOR + 1.151%
	1,010,000	thereafter)(9)	1,086,363
		3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338%
	4,550,000	thereafter)(9)	5,085,369
		4.08%, 04/23/2029, (4.08% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.192%
	835,000	thereafter)(9)	934,116
	880,000	4.45%, 09/29/2027	987,873
		Credit Suisse Group AG
		6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD
	4,615,000	Swap + 3.455% thereafter)(1)(9)(10)	5,087,779
		Credit Suisse Group Funding Guernsey Ltd.
	360,000	4.11%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(2)	368,674
		Credit Suisse New York
	360,000	2.05%, 02/04/2022	360,108
		Danske Bank A/S
	1,615,000	5.00%, 01/12/2022(1)	1,701,542
	1,685,000	5.38%, 01/12/2024(1)	1,874,458
		Fifth Third Bancorp
	1,635,000	2.38%, 01/28/2025	1,668,172
		Goldman Sachs Bank USA
	200,000	2.16%, 05/24/2021, 3 mo. SOFR + 0.600%(2)	200,196
		Goldman Sachs Group, Inc.
		2.88%, 10/31/2022, (2.88% fixed rate until 10/31/2021; 3 mo. USD LIBOR + 0.821%
	1,660,000	thereafter)(9)	1,688,658
		2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990%
	2,720,000	thereafter)(9)	2,777,492
		3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158%
	4,110,000	thereafter)(9)	4,520,947
		4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373%
	1,165,000	thereafter)(9)	1,318,027
		4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301%
	1,495,000	thereafter)(9)	1,686,535
	165,000	6.25%, 02/01/2041	241,555
	1,005,000	6.75%, 10/01/2037	1,435,861
		HSBC Holdings plc
	1,125,000	2.95%, 05/25/2021	1,142,290
	1,360,000	3.40%, 03/08/2021	1,384,223
	1,125,000	3.60%, 05/25/2023	1,182,784
		4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535%
	1,235,000	thereafter)(9)	1,410,301
		Industrial & Commercial Bank of China Ltd.

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$200,000	2.62%, 10/12/2020, 3 mo. USD LIBOR + 0.770%(2)(7)	$200,410
	250,000	2.65%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(2)(7)	250,623
	250,000	2.68%, 05/23/2020, 3 mo. USD LIBOR + 0.770%(2)(7)	250,205
		JP Morgan Chase & Co.
		3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155%
	3,765,000	thereafter)(9)	3,954,161
		3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945%
	1,785,000	thereafter)(9)	1,936,044
		3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160%
	2,290,000	thereafter)(9)	2,525,071
		3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890%
	1,570,000	thereafter)(9)	1,668,351
		3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245%
	4,305,000	thereafter)(9)	4,730,184
		4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120%
	1,285,000	thereafter)(9)	1,436,702
		KeyCorp.
	1,745,000	2.55%, 10/01/2029	1,752,332
		Metro Bank plc
		5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 +
GBP	2,110,000	4.458% thereafter)(7)(9)	2,228,224
		Morgan Stanley
	$300,000	2.45%, 02/10/2021, 3 mo. USD LIBOR + 0.550%(2)	300,035
	1,030,000	2.63%, 11/17/2021	1,046,139
2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. SOFR + 1.143%
	2,575,000	thereafter)(9)	2,616,853
	3,135,000	2.75%, 05/19/2022	3,201,963
		3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340%
	5,165,000	thereafter)(9)	5,591,558
	635,000	3.63%, 01/20/2027	688,940
	2,710,000	4.00%, 07/23/2025	2,977,579
		4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628%
	1,250,000	thereafter)(9)	1,442,047
		PNC Bank NA
	595,000	2.70%, 10/22/2029	612,784
		PNC Financial Services Group, Inc.
	2,725,000	2.20%, 11/01/2024	2,775,031
	3,015,000	2.55%, 01/22/2030	3,080,744
		Royal Bank of Canada
	2,090,000	2.55%, 07/16/2024	2,153,416
		Santander Holdings USA, Inc.
	1,375,000	3.70%, 03/28/2022	1,419,677
		State Street Corp.
		2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. SOFR
	2,145,000	+ 0.940% thereafter)(9)	2,183,890
		UBS Group Funding Switzerland AG
	1,620,000	2.65%, 02/01/2022(1)	1,645,217
		UniCredit S.p.A.
	2,275,000	6.57%, 01/14/2022(1)	2,447,933
		Wells Fargo & Co.
		2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825%
	5,390,000	thereafter)(9)	5,473,796
	1,615,000	2.63%, 07/22/2022	1,646,931
	1,190,000	3.00%, 04/22/2026	1,243,747
	955,000	3.00%, 10/23/2026	999,072
	2,805,000	3.07%, 01/24/2023	2,867,643
		3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310%
	2,975,000	thereafter)(9)	3,216,415
	2,715,000	3.75%, 01/24/2024	2,899,627
	580,000	4.90%, 11/17/2045	729,340
	410,000	5.61%, 01/15/2044	556,303
			162,660,014
		Commercial Services - 0.3%
		Ashtead Capital, Inc.
	210,000	4.13%, 08/15/2025(1)	215,775

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$1,050,000	4.38%, 08/15/2027(1)	$1,088,047
	Global Payments, Inc.
610,000	3.20%, 08/15/2029	637,901
	IHS Markit Ltd.
4,315,000	4.13%, 08/01/2023	4,594,180
	Service Corp. International
870,000	5.13%, 06/01/2029	926,463
	United Rentals North America, Inc.
265,000	5.50%, 07/15/2025	274,196
		7,736,562
	Construction Materials - 0.0%
	Standard Industries, Inc.
145,000	5.00%, 02/15/2027(1)	151,163
255,000	5.38%, 11/15/2024(1)	262,012
435,000	6.00%, 10/15/2025(1)	454,031
		867,206
	Diversified Financial Services - 0.3%
	ICBCIL Finance Co., Ltd.
805,000	3.00%, 04/05/2020(7)	805,685
	Navient Corp.
100,000	5.88%, 03/25/2021	103,125
70,000	5.88%, 10/25/2024	73,844
275,000	6.63%, 07/26/2021	289,809
270,000	7.25%, 01/25/2022	289,575
90,000	7.25%, 09/25/2023	99,450
	Power Finance Corp. Ltd.
4,450,000	3.95%, 04/23/2030(1)	4,456,258
		6,117,746
	Electric - 2.0%
	AES Corp.
417,000	4.88%, 05/15/2023	422,213
	Berkshire Hathaway Energy Co.
950,000	3.25%, 04/15/2028	1,021,842
	Centrais Eletricas Brasileiras S.A.
1,020,000	3.63%, 02/04/2025	1,026,905
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029(1)	1,119,127
523,000	3.74%, 05/01/2026	549,257
70,000	4.97%, 05/01/2046	82,433
	Commonwealth Edison Co.
1,335,000	3.65%, 06/15/2046	1,498,277
360,000	4.00%, 03/01/2048	422,944
	Connecticut Light & Power Co.
365,000	4.00%, 04/01/2048	435,433
	Dominion Energy South Carolina, Inc.
400,000	5.10%, 06/01/2065	561,173
	Duke Energy Carolinas LLC
575,000	4.25%, 12/15/2041	682,549
	Duke Energy Florida LLC
1,595,000	3.40%, 10/01/2046	1,713,221
	Duke Energy Indiana LLC
1,215,000	3.25%, 10/01/2049	1,286,207
	Duke Energy Progress LLC
1,435,000	4.38%, 03/30/2044	1,749,663
	Evergy, Inc.
710,000	2.45%, 09/15/2024	722,237
1,825,000	2.90%, 09/15/2029	1,871,339
	Exelon Corp.
370,000	2.45%, 04/15/2021	372,512
1,880,000	2.85%, 06/15/2020	1,885,124
2,095,000	3.95%, 06/15/2025	2,282,042
	Florida Power & Light Co.
350,000	3.99%, 03/01/2049	421,321
	Georgia Power Co.

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$3,407,000	2.00%, 09/08/2020	$3,413,639
2,745,000	2.10%, 07/30/2023	2,775,821
1,590,000	4.30%, 03/15/2042	1,847,026
	IPALCO Enterprises, Inc.
1,230,000	3.70%, 09/01/2024	1,289,988
	MidAmerican Energy Co.
900,000	3.15%, 04/15/2050	945,774
370,000	3.65%, 08/01/2048	419,096
	NextEra Energy Capital Holdings, Inc.
2,390,000	3.15%, 04/01/2024	2,511,587
	Northern States Power Co.
385,000	2.90%, 03/01/2050(8)	387,455
	Oglethorpe Power Corp.
1,175,000	5.05%, 10/01/2048	1,462,806
	Oncor Electric Delivery Co. LLC
350,000	3.10%, 09/15/2049	362,031
495,000	5.75%, 03/15/2029	637,248
	PacifiCorp.
350,000	4.15%, 02/15/2050	420,603
	Public Service Electric & Gas Co.
385,000	3.80%, 03/01/2046	449,799
	Public Service Enterprise Group, Inc.
1,630,000	2.88%, 06/15/2024	1,686,279
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	2,038,071
	Sempra Energy
210,000	4.00%, 02/01/2048	232,012
	Southern California Edison Co.
1,320,000	2.85%, 08/01/2029	1,362,616
506,000	4.00%, 04/01/2047	565,730
299,000	4.13%, 03/01/2048	337,579
	Southern Co.
490,000	2.95%, 07/01/2023	507,043
1,520,000	3.25%, 07/01/2026	1,617,940
30,000	4.40%, 07/01/2046	34,835
	Union Electric Co.
370,000	4.00%, 04/01/2048	441,433
	Xcel Energy, Inc.
695,000	3.50%, 12/01/2049	734,125
		46,606,355
	Engineering & Construction - 0.5%
	Fluor Corp.
2,095,000	4.25%, 09/15/2028(8)	2,154,436
	International Airport Finance S.A.
3,620,000	12.00%, 03/15/2033(1)	3,972,950
	SBA Tower Trust
4,130,000	3.17%, 04/09/2047(1)	4,202,565
2,040,000	3.45%, 03/15/2048(1)	2,136,452
		12,466,403
	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
1,080,000	5.30%, 01/15/2029	1,245,586
	WMG Acquisition Corp.
425,000	4.88%, 11/01/2024(1)	437,750
185,000	5.00%, 08/01/2023(1)	188,700
		1,872,036
	Environmental Control - 0.1%
	Clean Harbors, Inc.
453,000	4.88%, 07/15/2027(1)	476,737
105,000	5.13%, 07/15/2029(1)	111,825
	Waste Management, Inc.
1,035,000	3.20%, 06/15/2026	1,105,489
410,000	3.45%, 06/15/2029	449,120

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$280,000	4.15%, 07/15/2049	$338,497
		2,481,668
	Food - 0.3%
	Conagra Brands, Inc.
635,000	2.55%, 10/22/2020, 3 mo. USD LIBOR + 0.750%(2)	635,063
655,000	4.30%, 05/01/2024	714,267
240,000	4.60%, 11/01/2025	270,364
	NBM U.S. Holdings, Inc.
4,710,000	7.00%, 05/14/2026(1)	5,051,475
	TreeHouse Foods, Inc.
285,000	6.00%, 02/15/2024(1)	292,837
		6,964,006
	Food Service - 0.0%
	Aramark Services, Inc.
580,000	5.00%, 02/01/2028(1)	607,550
	Forest Products & Paper - 0.2%
	Suzano Austria GmbH
3,690,000	5.00%, 01/15/2030	3,895,902
	Gas - 0.3%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	42,508
365,000	5.88%, 08/20/2026	399,492
	Dominion Energy Gas Holdings LLC
2,000,000	2.50%, 11/15/2024	2,031,523
	Sempra Energy
1,260,000	2.40%, 02/01/2020	1,260,000
1,680,000	3.40%, 02/01/2028	1,782,210
810,000	3.80%, 02/01/2038	882,666
		6,398,399
	Healthcare-Products - 0.2%
	Alcon Finance Corp.
1,120,000	3.00%, 09/23/2029(1)	1,163,735
	Becton Dickinson and Co.
3,425,000	3.36%, 06/06/2024	3,607,597
	Hill-Rom Holdings, Inc.
125,000	4.38%, 09/15/2027(1)	127,812
	Thermo Fisher Scientific, Inc.
190,000	3.00%, 04/15/2023	196,729
		5,095,873
	Healthcare-Services - 0.8%
	Aetna, Inc.
590,000	2.80%, 06/15/2023	605,959
	Anthem, Inc.
1,800,000	2.88%, 09/15/2029	1,815,983
1,895,000	3.50%, 08/15/2024	2,007,285
355,000	4.38%, 12/01/2047	399,517
320,000	4.63%, 05/15/2042	372,119
	Centene Corp.
75,000	4.25%, 12/15/2027(1)	78,188
80,000	4.63%, 12/15/2029(1)	85,992
	CHS/Community Health Systems, Inc.
480,000	5.13%, 08/01/2021	480,384
75,000	6.25%, 03/31/2023	76,500
	CommonSpirit Health
1,130,000	3.35%, 10/01/2029	1,174,199
	HCA, Inc.
1,140,000	4.13%, 06/15/2029	1,233,702
	Rede D'or Finance S.a.r.l.
5,555,000	4.50%, 01/22/2030(1)	5,588,330
	UnitedHealth Group, Inc.
1,335,000	2.38%, 08/15/2024	1,364,295
1,280,000	2.88%, 08/15/2029	1,331,096
790,000	3.50%, 08/15/2039	849,350

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$780,000	3.70%, 12/15/2025	$855,036
	535,000	4.75%, 07/15/2045	669,747
			18,987,682
		Home Builders - 0.1%
		Lennar Corp.
	530,000	4.75%, 11/29/2027	586,975
		PulteGroup, Inc.
	485,000	5.50%, 03/01/2026	541,988
		Toll Brothers Finance Corp.
	475,000	4.88%, 11/15/2025	519,531
			1,648,494
		Insurance - 0.7%
		Aon Corp.
	1,580,000	2.20%, 11/15/2022	1,594,940
		CNO Financial Group, Inc.
	660,000	5.25%, 05/30/2025	740,025
		Genworth Holdings, Inc.
	10,000	4.80%, 02/15/2024	9,975
	350,000	4.90%, 08/15/2023	353,500
		Marsh & McLennan Cos., Inc.
	1,275,000	3.88%, 03/15/2024	1,373,098
	815,000	4.38%, 03/15/2029	940,142
	1,025,000	4.75%, 03/15/2039	1,310,924
		Massachusetts Mutual Life Insurance Co.
	282,000	3.73%, 10/15/2070(1)	291,630
		MGIC Investment Corp.
	380,000	5.75%, 08/15/2023	419,900
		New York Life Global Funding
	2,730,000	2.00%, 01/22/2025(1)	2,755,159
		Unum Group
	595,000	4.00%, 06/15/2029	647,306
	1,120,000	4.50%, 12/15/2049	1,136,925
		Willis North America, Inc.
	720,000	2.95%, 09/15/2029	734,918
	795,000	3.60%, 05/15/2024	846,087
	1,510,000	4.50%, 09/15/2028	1,716,066
			14,870,595
		Internet - 0.5%
		Alibaba Group Holding Ltd.
	2,680,000	3.40%, 12/06/2027	2,856,774
	815,000	4.00%, 12/06/2037	924,377
	640,000	4.20%, 12/06/2047	750,034
		Amazon.com, Inc.
	2,030,000	3.88%, 08/22/2037	2,380,836
		Symantec Corp.
	140,000	5.00%, 04/15/2025(1)	142,963
		Tencent Holdings Ltd.
	1,105,000	3.60%, 01/19/2028(1)	1,178,310
	2,665,000	3.98%, 04/11/2029(1)	2,939,394
			11,172,688
		Iron/Steel - 0.1%
		Commercial Metals Co.
	285,000	5.38%, 07/15/2027	297,112
		Metinvest B.V.
EUR	1,985,000	5.63%, 06/17/2025(1)	2,298,592
		Steel Dynamics, Inc.
	$200,000	5.50%, 10/01/2024	205,800
			2,801,504
		IT Services - 0.7%
		Apple, Inc.
	5,325,000	2.20%, 09/11/2029	5,366,436
	505,000	3.45%, 02/09/2045	553,920
	355,000	4.38%, 05/13/2045	443,298

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	IBM Credit LLC
$250,000	2.38%, 11/30/2020, 3 mo. USD LIBOR + 0.47%(2)	$250,867
	International Business Machines Corp.
1,800,000	3.00%, 05/15/2024	1,889,822
3,275,000	3.30%, 05/15/2026	3,524,588
2,900,000	3.50%, 05/15/2029	3,189,840
		15,218,771
	Leisure Time - 0.0%
	VOC Escrow Ltd.
135,000	5.00%, 02/15/2028(1)	139,725
	Lodging - 0.1%
	Hilton Domestic Operating Co., Inc.
310,000	4.25%, 09/01/2024	314,650
230,000	5.13%, 05/01/2026	240,856
	Las Vegas Sands Corp.
910,000	3.50%, 08/18/2026	950,214
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
50,000	5.25%, 05/15/2027(1)	51,875
75,000	5.50%, 03/01/2025(1)	78,188
		1,635,783
	Machinery - Construction & Mining - 0.0%
	BWX Technologies, Inc.
145,000	5.38%, 07/15/2026(1)	153,700
	Media - 1.3%
	CCO Holdings LLC / CCO Holdings Capital Corp.
30,000	5.13%, 05/01/2027(1)	31,352
170,000	5.75%, 02/15/2026(1)	178,388
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,305,000	4.80%, 03/01/2050	1,396,519
1,225,000	5.13%, 07/01/2049	1,366,892
465,000	5.75%, 04/01/2048	556,068
1,395,000	6.48%, 10/23/2045	1,812,685
	Comcast Corp.
545,000	3.20%, 07/15/2036	581,000
2,055,000	3.25%, 11/01/2039	2,183,745
570,000	3.95%, 10/15/2025	630,187
40,000	4.05%, 11/01/2052	46,762
860,000	4.25%, 10/15/2030	1,006,911
630,000	4.60%, 10/15/2038	777,182
280,000	4.65%, 07/15/2042	348,060
430,000	4.95%, 10/15/2058	585,158
	Cox Communications, Inc.
4,245,000	3.15%, 08/15/2024(1)	4,440,775
462,000	4.80%, 02/01/2035(1)	538,409
	CSC Holdings LLC
310,000	5.50%, 04/15/2027(1)	328,988
	Discovery Communications LLC
250,000	2.80%, 06/15/2020	250,668
948,000	3.80%, 03/13/2024	1,010,826
2,000	3.95%, 06/15/2025	2,158
75,000	5.00%, 09/20/2037	87,019
1,570,000	6.35%, 06/01/2040	2,082,498
	DISH DBS Corp.
505,000	5.88%, 11/15/2024	511,025
	NBCUniversal Media LLC
1,104,000	5.95%, 04/01/2041	1,585,459
	Time Warner Cable LLC
1,287,000	4.50%, 09/15/2042	1,349,577
	Time Warner Entertainment Co. L.P.
1,910,000	8.38%, 07/15/2033	2,810,774
	ViacomCBS, Inc.
1,480,000	4.25%, 09/01/2023	1,593,781
	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895%
45,000	thereafter)(9)	47,284

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899%
	$50,000	thereafter)(9)	$56,195
		Videotron Ltd.
	70,000	5.13%, 04/15/2027(1)	73,339
	480,000	5.38%, 06/15/2024(1)	518,400
			28,788,084
		Mining - 0.2%
		Anglo American Capital plc
	680,000	4.50%, 03/15/2028(1)(8)	747,572
	970,000	4.75%, 04/10/2027(1)	1,079,160
	1,710,000	4.88%, 05/14/2025(1)	1,911,593
		Kaiser Aluminum Corp.
	120,000	4.63%, 03/01/2028(1)	122,400
			3,860,725
		Miscellaneous Manufacturing - 0.0%
		Ingersoll-Rand Global Holding Co., Ltd.
	810,000	2.90%, 02/21/2021	818,991
		Office/Business Equipment - 0.0%
		CDW LLC / CDW Finance Corp.
	250,000	4.25%, 04/01/2028	260,313
		Oil & Gas - 0.8%
		Aker BP ASA
	150,000	5.88%, 03/31/2025(1)	157,313
		Canadian Natural Resources Ltd.
CAD	450,000	2.05%, 06/01/2020	340,088
	840,000	2.89%, 08/14/2020	637,623
		Hess Corp.
	$76,000	6.00%, 01/15/2040	89,031
	1,211,000	7.13%, 03/15/2033	1,562,896
	1,010,000	7.30%, 08/15/2031	1,319,536
		MEG Energy Corp.
	290,000	6.50%, 01/15/2025(1)	303,775
		Nabors Industries, Inc.
	15,000	4.63%, 09/15/2021	15,000
		Occidental Petroleum Corp.
	1,445,000	6.95%, 07/01/2024	1,715,720
		Petroleos Mexicanos
	2,300,000	5.95%, 01/28/2031(1)	2,333,925
	1,465,000	6.63%, 06/15/2035	1,525,797
	3,860,000	6.84%, 01/23/2030(1)	4,182,310
	395,000	7.69%, 01/23/2050(1)	433,947
		QEP Resources, Inc.
	285,000	5.25%, 05/01/2023	273,600
		Saudi Arabian Oil Co.
	849,000	2.88%, 04/16/2024(1)	872,316
		SM Energy Co.
	130,000	6.13%, 11/15/2022	128,700
	140,000	6.75%, 09/15/2026(8)	127,128
		Sunoco L.P. / Sunoco Finance Corp.
	290,000	5.50%, 02/15/2026	298,340
		Tullow Oil plc
	1,870,000	7.00%, 03/01/2025(1)(8)	1,512,400
		WPX Energy, Inc.
	455,000	5.25%, 09/15/2024	476,612
		YPF S.A.
ARS	81,010,352	16.50%, 05/09/2022(1)	712,298
			19,018,355
		Packaging & Containers - 0.1%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	$200,000	4.13%, 08/15/2026(1)	205,751
		Owens-Brockway Glass Container, Inc.
	620,000	5.88%, 08/15/2023(1)	663,400

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
		Group Issuer Lu
	$265,000	5.13%, 07/15/2023(1)	$270,435
			1,139,586
		Pharmaceuticals - 1.4%
		AbbVie, Inc.
	2,605,000	2.95%, 11/21/2026(1)	2,690,623
	4,420,000	3.20%, 11/21/2029(1)	4,590,103
	2,555,000	4.25%, 11/21/2049(1)	2,776,861
		Allergan Finance LLC
	1,020,000	4.63%, 10/01/2042	1,139,201
		Bausch Health Cos., Inc.
	245,000	6.50%, 03/15/2022(1)	249,547
	95,000	7.00%, 03/15/2024(1)	98,487
		Baxalta, Inc.
	77,000	3.60%, 06/23/2022	79,518
		Bayer U.S. Finance LLC
	2,580,000	4.25%, 12/15/2025(1)	2,846,054
		Bristol-Myers Squibb Co.
	1,255,000	3.40%, 07/26/2029(1)	1,375,126
		Cigna Corp.
	450,000	2.25%, 03/17/2020, 3 mo. USD LIBOR + 0.350%(2)	450,203
	5,230,000	4.38%, 10/15/2028	5,896,685
		CVS Health Corp.
	1,860,000	5.05%, 03/25/2048	2,254,585
	1,420,000	5.13%, 07/20/2045	1,711,853
		GlaxoSmithKline Capital, Inc.
	2,315,000	3.63%, 05/15/2025	2,522,747
		Mylan, Inc.
	585,000	4.55%, 04/15/2028	645,831
		Shire Acquisitions Investments Ireland DAC
	1,450,000	2.40%, 09/23/2021	1,462,827
		Teva Pharmaceutical Finance Netherlands B.V.
	2,820,000	3.15%, 10/01/2026	2,407,434
			33,197,685
		Pipelines - 1.3%
		Cheniere Corpus Christi Holdings LLC
	270,000	5.88%, 03/31/2025	306,099
		Cheniere Energy Partners L.P.
	55,000	4.50%, 10/01/2029(1)	55,962
		DCP Midstream Operating L.P.
	100,000	3.88%, 03/15/2023	102,000
	200,000	4.95%, 04/01/2022	206,500
	70,000	5.60%, 04/01/2044	68,075
		Enbridge, Inc.
CAD	760,000	4.53%, 03/09/2020	575,645
		Energy Transfer Operating L.P.
	$880,000	3.75%, 05/15/2030	897,247
	855,000	4.50%, 04/15/2024	919,407
	1,280,000	4.95%, 06/15/2028	1,422,697
	315,000	5.00%, 05/15/2050	324,430
	1,420,000	5.25%, 04/15/2029	1,608,406
	350,000	5.50%, 06/01/2027	401,939
	2,710,000	6.13%, 12/15/2045	3,132,656
	515,000	6.25%, 04/15/2049	610,591
		EQM Midstream Partners L.P.
	1,174,000	4.13%, 12/01/2026	1,058,891
		MPLX L.P.
	70,000	2.79%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(2)	70,257
	1,240,000	4.25%, 12/01/2027(1)	1,324,277
	1,165,000	4.70%, 04/15/2048	1,197,713
	265,000	5.20%, 03/01/2047	292,788
	230,000	5.20%, 12/01/2047(1)	248,242
	325,000	5.50%, 02/15/2049	371,709
	155,000	6.25%, 10/15/2022(1)	157,956

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		ONEOK, Inc.
	$790,000	3.40%, 09/01/2029	$808,000
		Phillips 66 Partners L.P.
	610,000	3.15%, 12/15/2029	616,187
		Rockies Express Pipeline LLC
	1,295,000	3.60%, 05/15/2025(1)	1,304,182
	1,295,000	4.80%, 05/15/2030(1)	1,272,855
		Sabine Pass Liquefaction LLC
	595,000	4.20%, 03/15/2028	636,874
		Sunoco Logistics Partners Operations L.P.
	1,205,000	4.00%, 10/01/2027	1,263,063
	165,000	5.30%, 04/01/2044	174,654
		Texas Eastern Transmission L.P.
	665,000	3.50%, 01/15/2028(1)	695,632
		TransCanada PipeLines Ltd.
	1,670,000	4.63%, 03/01/2034	1,963,482
	180,000	6.10%, 06/01/2040	241,076
		Valero Energy Partners L.P.
	770,000	4.50%, 03/15/2028	857,384
		Westcoast Energy, Inc.
CAD	200,000	4.57%, 07/02/2020	152,713
		Western Midstream Operating L.P.
	$710,000	4.05%, 02/01/2030	707,712
	685,000	4.50%, 03/01/2028	691,602
	1,040,000	4.75%, 08/15/2028	1,067,557
		Williams Cos., Inc.
	75,000	4.90%, 01/15/2045	79,823
	145,000	5.10%, 09/15/2045	159,640
	275,000	5.80%, 11/15/2043	327,270
	255,000	6.30%, 04/15/2040	317,320
			28,690,513
		REITS - 0.2%
		American Tower Corp.
	1,140,000	2.40%, 03/15/2025	1,154,953
		Equinix, Inc.
	290,000	5.88%, 01/15/2026	307,719
		SBA Tower Trust
	2,245,000	2.84%, 01/15/2025(1)	2,323,718
		VICI Properties L.P. / VICI Note Co., Inc.
	145,000	4.25%, 12/01/2026(1)	148,818
			3,935,208
		Retail - 0.3%
		1011778 BC ULC / New Red Finance, Inc.
	150,000	4.25%, 05/15/2024(1)	153,188
		Alimentation Couche-Tard, Inc.
	410,000	2.95%, 01/25/2030(1)	414,528
	930,000	3.80%, 01/25/2050(1)	935,113
		Dollar Tree, Inc.
	88,000	2.54%, 04/17/2020, 3 mo. USD LIBOR + 0.700%(2)	88,010
		Lowe's Cos., Inc.
	2,660,000	3.38%, 09/15/2025	2,855,253
	210,000	3.70%, 04/15/2046	223,082
		McDonald's Corp.
	1,495,000	3.35%, 04/01/2023	1,566,158
		Nissan Canada, Inc.
CAD	737,000	1.75%, 04/09/2020	556,687
		Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
	$285,000	5.88%, 03/01/2027	293,550
		United Rentals North America, Inc.
	435,000	4.88%, 01/15/2028	453,488
		William Carter Co.
	195,000	5.63%, 03/15/2027(1)	207,647
			7,746,704

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Semiconductors - 0.5%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	$4,960,000	3.88%, 01/15/2027	$5,234,066
		Broadcom, Inc.
	1,500,000	4.75%, 04/15/2029(1)	1,680,929
		Entegris, Inc.
	250,000	4.63%, 02/10/2026(1)	258,125
		Intel Corp.
	840,000	4.10%, 05/19/2046	1,013,365
		NXP B.V. / NXP Funding LLC
	2,695,000	4.88%, 03/01/2024(1)	2,965,233
		Qorvo, Inc.
	230,000	5.50%, 07/15/2026	243,225
		Sensata Technologies B.V.
	300,000	5.00%, 10/01/2025(1)	324,750
		Sensata Technologies UK Financing Co. plc
	211,000	6.25%, 02/15/2026(1)	221,582
			11,941,275
		Software - 0.4%
		CDK Global, Inc.
	150,000	4.88%, 06/01/2027	157,343
	30,000	5.88%, 06/15/2026	31,875
		Fidelity National Information Services, Inc.
	490,000	4.25%, 05/15/2028	560,045
		Fiserv, Inc.
	1,560,000	3.20%, 07/01/2026	1,646,990
		Microsoft Corp.
	145,000	3.30%, 02/06/2027	158,738
	830,000	3.70%, 08/08/2046	976,559
	1,025,000	3.95%, 08/08/2056	1,268,258
		MSCI, Inc.
	225,000	4.00%, 11/15/2029(1)	229,781
	135,000	5.25%, 11/15/2024(1)	139,050
	2,410,000	5.38%, 05/15/2027(1)	2,611,838
	65,000	5.75%, 08/15/2025(1)	67,824
		Open Text Corp.
	255,000	5.88%, 06/01/2026(1)	269,344
		Oracle Corp.
	740,000	4.00%, 11/15/2047	867,320
		Western Digital Corp.
	250,000	4.75%, 02/15/2026	266,875
			9,251,840
		Telecommunications - 2.0%
		AT&T, Inc.
	185,000	2.66%, 06/01/2021, 3 mo. USD LIBOR + 0.750%(2)	186,297
	2,200,000	2.80%, 02/17/2021	2,221,632
	1,760,000	3.80%, 02/15/2027	1,918,723
CAD	290,000	3.83%, 11/25/2020	222,336
	$3,121,000	4.30%, 02/15/2030	3,530,116
	1,845,000	4.35%, 03/01/2029	2,081,055
	600,000	4.35%, 06/15/2045	663,634
	1,160,000	4.50%, 05/15/2035	1,335,007
		GTP Acquisition Partners LLC
	4,500,000	3.48%, 06/15/2050(1)	4,711,253
		Nokia Oyj
	10,000	4.38%, 06/12/2027	10,550
	455,000	6.63%, 05/15/2039	552,825
		SoftBank Group Corp.
		6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD
	4,535,000	ICE Swap + 4.226% thereafter)(7)(9)(10)	4,404,619
		Sprint Corp.
	325,000	7.13%, 06/15/2024	335,676
		Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
		Spectrum Co. III LLC
	2,315,000	5.15%, 09/20/2029(1)	2,523,350

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Telecom Italia Capital S.A.
	$145,000	6.00%, 09/30/2034	$162,973
	215,000	7.72%, 06/04/2038	279,296
		Telefonica Celular del Paraguay S.A.
	3,065,000	5.88%, 04/15/2027(1)	3,274,294
		Telefonica Emisiones S.A.
	525,000	4.67%, 03/06/2038	599,239
	1,035,000	4.90%, 03/06/2048	1,219,125
	775,000	5.21%, 03/08/2047	948,712
	840,000	5.52%, 03/01/2049	1,084,255
		Verizon Communications, Inc.
	665,000	2.45%, 05/22/2020, 3 mo. USD LIBOR + 0.550%(2)	665,943
	855,000	3.88%, 02/08/2029	963,339
	985,000	4.02%, 12/03/2029	1,119,621
	1,971,000	4.27%, 01/15/2036	2,309,334
	465,000	4.40%, 11/01/2034	556,712
	1,525,000	4.50%, 08/10/2033	1,834,928
	2,020,000	4.81%, 03/15/2039	2,537,141
	845,000	5.01%, 08/21/2054	1,145,684
	735,000	5.25%, 03/16/2037	954,970
		Vodafone Group plc
	805,000	4.25%, 09/17/2050	874,659
			45,227,298
		Transportation - 0.3%
		CSX Corp.
	1,035,000	2.40%, 02/15/2030	1,035,912
	1,370,000	3.25%, 06/01/2027	1,470,829
	405,000	3.35%, 09/15/2049	417,779
	395,000	4.30%, 03/01/2048	468,214
	210,000	4.50%, 03/15/2049	258,219
		Norfolk Southern Corp.
	400,000	3.40%, 11/01/2049	418,250
		Union Pacific Corp.
	325,000	3.84%, 03/20/2060(1)	346,194
	2,495,000	4.38%, 09/10/2038	2,945,193
			7,360,590
		Water - 0.0%
		American Water Capital Corp.
	840,000	4.15%, 06/01/2049	998,571
		Total Corporate Bonds
		(cost $561,076,669)	$594,965,303
Foreign Government Obligations - 4.4%
		Argentina - 0.0%
		Argentine Republic Government International Bond
EUR	1,665,000	5.25%, 01/15/2028(7)	768,634
		Canada - 0.1%
		City of Quebec Canada
CAD	180,000	2.00%, 07/07/2020	136,089
		Ontario Hydro Residual Strip
	300,000	0.00%, 02/06/2020(11)	226,668
		Province of Manitoba Canada T-Bill
	950,000	1.74%, 02/12/2020(12)	717,453
		Province of Quebec Coupon Strip
	623,000	0.00%, 04/01/2020(11)	469,524
		Quebec T-Bill
	500,000	1.76%, 05/15/2020(12)	375,945
			1,925,679
		Chile - 0.1%
		Chile Government International Bond
	$2,225,000	2.55%, 01/27/2032	2,258,375

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Dominican Republic - 0.2%
		Dominican Republic International Bond
	$4,445,000	6.40%, 06/05/2049(1)	$4,789,488
		Egypt - 0.0%
		Egypt Government International Bond
	725,000	8.50%, 01/31/2047(7)	828,666
		Ghana - 0.1%
		Ghana Government International Bond
	2,080,000	7.63%, 05/16/2029(7)	2,119,395
		Hungary - 0.0%
		Hungary Government International Bond
	580,000	6.38%, 03/29/2021	610,531
		Italy - 0.1%
		Italy Buoni Ordinari del Tesoro BOT
EUR	165,000	0.00%, 03/13/2020(7)(11)	183,068
	605,000	0.00%, 05/14/2020(7)(11)	671,667
		Italy Certificati di Credito del Tesoro
	165,000	0.00%, 03/30/2020(11)	183,091
	170,000	0.00%, 11/27/2020(11)	188,989
			1,226,815
		Japan - 1.0%
		Japan Bank for International Cooperation
	$400,000	2.21%, 07/21/2020, 3 mo. USD LIBOR + 0.390%(2)	400,581
		Japan Treasury Discount Bill
JPY	24,300,000	0.10%, 03/30/2020(12)	224,304
	24,450,000	0.12%, 04/13/2020(12)	225,702
	29,950,000	0.12%, 03/16/2020(12)	276,443
	82,100,000	0.12%, 04/27/2020(12)	757,926
	23,850,000	0.12%, 05/07/2020(12)	220,186
	150,050,000	0.13%, 03/23/2020(12)	1,385,019
	124,350,000	0.14%, 04/06/2020(12)	1,147,861
	488,450,000	0.15%, 02/17/2020(12)	4,508,078
	490,200,000	0.17%, 02/10/2020(12)	4,524,142
	25,000,000	0.18%, 03/09/2020(12)	230,748
	23,850,000	0.19%, 02/03/2020(12)	220,112
	327,850,000	0.21%, 02/25/2020(12)	3,025,910
	448,500,000	0.22%, 03/02/2020(12)	4,139,524
	35,000,000	0.29%, 03/10/2020(12)	323,048
			21,609,584
		Mongolia - 0.2%
		Trade & Development Bank of Mongolia LLC
	$3,941,000	9.38%, 05/19/2020(7)	3,997,724
		Panama - 0.1%
		Panama Government International Bond
	1,090,000	3.16%, 01/23/2030	1,151,040
		Romania - 0.5%
		Romanian Government International Bond
EUR	1,630,000	3.38%, 01/28/2050(1)	1,916,216
	1,305,000	3.88%, 10/29/2035(7)	1,722,298
	1,079,000	4.63%, 04/03/2049(1)	1,530,283
	3,473,000	4.63%, 04/03/2049(7)	4,925,552
	$980,000	6.13%, 01/22/2044(7)	1,305,985
			11,400,334
		Senegal - 0.1%
		Senegal Government International Bond
	2,000,000	6.25%, 05/23/2033(7)	2,132,740
		South Korea - 0.0%
		Korea Development Bank
	200,000	2.37%, 02/27/2020, 3 mo. USD LIBOR + 0.450%(2)	200,058
	200,000	2.44%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(2)	200,422
			400,480

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Supranational - 1.7%
		Asian Development Bank
NZD	15,160,000	3.00%, 01/17/2023	$10,243,777
		Inter-American Development Bank
CAD	14,070,000	1.70%, 10/10/2024	10,653,714
AUD	13,340,000	2.75%, 10/30/2025(7)	9,706,014
MXN	47,065,000	7.25%, 06/10/2021	2,464,688
		International Finance Corp.
CAD	7,015,000	1.38%, 09/13/2024	5,235,488
			38,303,681
		Tunisia - 0.1%
		Banque Centrale de Tunisie International Bond
EUR	1,050,000	6.38%, 07/15/2026(1)	1,146,079
	1,685,000	6.75%, 10/31/2023(1)	1,929,483
			3,075,562
		United Arab Emirates - 0.1%
		Abu Dhabi Government International Bond
	$2,595,000	3.13%, 09/30/2049(1)	2,593,386
		Uruguay - 0.0%
		Uruguay Government International Bond
	205,000	4.98%, 04/20/2055	255,022
		Total Foreign Government Obligations
		(cost $99,281,882)	$99,447,136
Municipal Bonds - 0.9%
		Development - 0.0%
		California State, GO Taxable
	235,000	7.30%, 10/01/2039	375,727
	120,000	7.60%, 11/01/2040	208,800
	185,000	7.63%, 03/01/2040	311,268
			895,795
		Education - 0.2%
		Chicago, IL, Board of Education, GO
	380,000	6.04%, 12/01/2029	424,601
	1,145,000	6.14%, 12/01/2039	1,324,181
	1,660,000	6.32%, 11/01/2029	1,911,125
			3,659,907
		General - 0.3%
		Philadelphia Auth for Industrial Dev
	5,345,000	6.55%, 10/15/2028	6,846,999
		General Obligation - 0.3%
		California State, GO Taxable
	125,000	7.35%, 11/01/2039	201,082
	1,340,000	7.55%, 04/01/2039	2,264,908
		State of Illinois, GO
	3,087,709	4.95%, 06/01/2023(8)	3,246,757
	210,000	5.00%, 01/01/2023	225,028
	520,000	5.56%, 02/01/2021	535,954
	840,000	6.88%, 07/01/2025	956,684
			7,430,413
		Utility - Electric - 0.1%
		Municipal Electric Auth, GA
	1,593,000	6.64%, 04/01/2057	2,281,638
		Total Municipal Bonds
		(cost $19,641,910)	$21,114,752
Senior Floating Rate Interests - 2.3%(13)
		Advertising - 0.0%
		Clear Channel Outdoor Holdings, Inc.
	299,250	5.15%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	300,091

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Aerospace/Defense - 0.0%
		Circor International, Inc.
	$299,855	5.18%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$300,323
		TransDigm, Inc.
	439,643	4.15%, 05/30/2025, 1 mo. USD LIBOR + 2.500%	439,203
			739,526
		Airlines - 0.0%
		Kestrel Bidco, Inc.
	390,000	4.68%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	392,168
		Auto Manufacturers - 0.0%
		Navistar International Corp.
	196,000	5.17%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	196,147
		Auto Parts & Equipment - 0.1%
		Adient U.S. LLC
	223,875	6.18%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	223,969
		Altra Industrial Motion Corp.
	207,817	3.65%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	208,233
		Panther BF Aggregator L.P.
EUR	635,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	708,281
	$413,963	5.16%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	416,343
			1,556,826
		Chemicals - 0.1%
		Cabot Microelectronics Corp.
	97,539	3.69%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	97,966
		CTC AcquiCo GmbH
EUR	195,285	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	214,040
		Hexion, Inc.
	$223,875	5.41%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	225,274
		LTI Holdings, Inc.
	123,438	5.15%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	113,177
		Starfruit Finco B.V.
EUR	100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.750%	111,161
	$214,745	4.70%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	214,476
		Univar, Inc.
	140,000	3.65%, 07/01/2026	140,496
	351,676	3.90%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	352,225
			1,468,815
		Coal - 0.0%
		Foresight Energy LLC
	623,840	7.66%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	211,644
		Commercial Services - 0.2%
		Allied Universal Holdco LLC
	378,788	5.90%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	380,523
		APX Group, Inc.
	286,375	8.75%, 04/01/2024, 2 mo. USD LIBOR + 5.000%	286,556
		Ascend Learning LLC
	210,163	4.65%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	211,016
		Belron Finance U.S. LLC
	110,000	4.27%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	110,344
		Blackhawk Network Holdings, Inc.
	335,519	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	335,458
		Dun & Bradstreet Corp.
	450,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	452,363
		Energizer Holdings, Inc.
	31,800	4.06%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	31,853
		Garda World Security Corp.
	72,142	6.66%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	72,548
		LGC Group Holdings Ltd.
EUR	185,000	0.00%, 01/22/2027(14)	205,636
		Quikrete Holdings, Inc.
	$681,731	4.15%, 02/01/2027, 1 mo. USD LIBOR + 2.750%	681,731
		Techem Verwaltungsgesellschaft 675 mbH
EUR	211,950	2.88%, 07/15/2025	236,327

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Tempo Acquisition LLC
	$867,750	4.40%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	$869,650
		Verisure Holding AB
EUR	115,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	128,227
		Weight Watchers International, Inc.
	$104,383	6.72%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	104,318
			4,106,550
		Construction Materials - 0.1%
		Advanced Drainage Systems, Inc.
	92,607	4.06%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	93,147
		Brookfield WEC Holdings, Inc.
	419,259	4.65%, 08/01/2025	419,913
		Hamilton Holdco LLC
	142,830	3.95%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	142,830
		NCI Building Systems, Inc.
	265,950	5.43%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	264,788
			920,678
		Distribution/Wholesale - 0.1%
		American Builders & Contractors Supply Co., Inc.
	977,550	3.65%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	978,156
		SRS Distribution, Inc.
	194,513	6.15%, 05/23/2025, 1 mo. USD LIBOR + 4.500%	194,878
			1,173,034
		Diversified Financial Services - 0.1%
		AlixPartners LLP
EUR	99,250	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	110,463
	$358,225	4.15%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	358,003
		Aretec Group, Inc.
	163,350	5.90%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	161,989
		Crown Finance U.S., Inc.
EUR	31,605	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	35,129
	$183,844	3.90%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	182,006
		Financial & Risk U.S. Holdings, Inc.
	252,450	4.90%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	254,795
		Minotaur Acquisition, Inc.
	138,950	6.65%, 03/27/2026, 1 mo. USD LIBOR + 5.000%	138,140
		Nets Holding A/S
EUR	194,028	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	215,214
		RP Crown Parent LLC
	$257,050	4.40%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	257,906
		UFC Holdings LLC
	99,486	4.90%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	99,719
		Victory Capital Holdings, Inc.
	293,877	4.10%, 07/01/2026	295,640
			2,109,004
		Electric - 0.0%
		Seadrill Partners Finco LLC
	273,481	7.95%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	128,651
		Electronics - 0.0%
		Pitney Bowes, Inc.
	200,000	0.00%, 01/17/2025, 1 mo. USD LIBOR + 4.000%(14)	198,750
		Energy-Alternate Sources - 0.0%
		BCP Renaissance Parent LLC
	241,325	5.45%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	218,097
		Medallion Midland Acquisition LLC
	98,000	4.90%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	96,530
			314,627
		Engineering & Construction - 0.0%
		Brand Energy & Infrastructure Services, Inc.
	505,720	6.09%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	504,875

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Entertainment - 0.0%
		Scientific Games International, Inc.
	$593,983	4.40%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	$591,905
		Wyndham Hotels & Resorts, Inc.
	108,625	3.40%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	109,245
			701,150
		Food - 0.1%
		B&G Foods, Inc.
	104,738	4.15%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	104,955
		Froneri International plc
EUR	200,000	0.00%, 01/29/2027(14)	222,070
	$180,000	0.00%, 01/29/2027(14)	180,450
		Hostess Brands LLC
	541,250	3.99%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	541,418
		U.S. Foods, Inc.
	389,025	3.65%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	390,262
			1,439,155
		Food Service - 0.0%
		8th Avenue Food & Provisions, Inc.
	99,000	5.43%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	99,124
		Aramark Services, Inc.
	107,256	3.40%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	107,551
	300,000	3.47%, 01/15/2027	300,375
		CHG PPC Parent LLC
	98,500	4.40%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	98,828
			605,878
		Gas - 0.0%
		Messer Industries GmbH
	109,175	4.45%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	109,175
		Healthcare-Products - 0.0%
		Grifols S.A.
EUR	110,000	2.25%, 11/15/2027	122,875
		Lifescan Global Corp.
	$209,250	8.06%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	199,311
		Parexel International Corp.
	211,355	4.40%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	208,054
			530,240
		Healthcare-Services - 0.2%
		CDRH Parent, Inc.
	180,025	6.15%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	131,771
		CPI Holdco LLC
	100,000	6.20%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	100,500
		DentalCorp Perfect Smile ULC
	130,212	5.40%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	130,294
		Envision Healthcare Corp.
	272,250	5.40%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	228,331
		Global Medical Response, Inc.
	287,397	4.91%, 04/28/2022, 1 mo. USD LIBOR + 3.250%	280,482
		IQVIA, Inc.
EUR	334,900	2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	373,742
		Jaguar Holding Co.
	$333,802	4.15%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	333,479
		MED ParentCo L.P.
	57,209	4.60%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(15)	57,268
	228,656	5.90%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	228,893
		MPH Acquisition Holdings LLC
	464,601	4.70%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	456,122
		Syneos Health, Inc.
	221,266	3.65%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	221,819
		Zelis Healthcare Corp.
	900,000	6.40%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	906,192
			3,448,893

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Household Products - 0.0%
	Diamond (BC) B.V.
$259,060	4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	$251,288
	Revlon Consumer Products Corp.
217,688	5.41%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	170,160
	Reynolds Consumer Products, Inc.
180,000	0.00%, 01/29/2027(14)	180,750
		602,198
	Insurance - 0.1%
	Asurion LLC
601,914	4.65%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	602,817
498,689	4.65%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	499,063
370,000	8.15%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	375,491
	Hub International Ltd.
226,550	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	225,857
135,000	5.90%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	135,929
	Sedgwick Claims Management Services, Inc.
351,450	4.90%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	351,323
562,175	5.65%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	565,340
		2,755,820
	IT Services - 0.0%
	Sophos Group plc
100,000	0.00%, 01/15/2027(14)	100,063
	Leisure Time - 0.1%
	Caesars Resort Collection LLC
290,040	4.40%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	289,742
	Delta (LUX) S.a.r.l.
663,717	4.15%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	662,475
	Golden Entertainment, Inc.
714,100	4.67%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	714,993
	Penn National Gaming, Inc.
148,500	3.90%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	148,994
		1,816,204
	Lodging - 0.0%
	Boyd Gaming Corp.
294,459	3.81%, 09/15/2023, 1 week USD LIBOR + 2.250%	295,104
	Caesars Entertainment Operating Co.
497,150	3.65%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	497,498
		792,602
	Machinery - Construction & Mining - 0.0%
	Pike Corp.
99,821	4.90%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	100,405
	Machinery-Diversified - 0.0%
	Gates Global LLC
224,522	4.40%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	223,983
	Media - 0.3%
	Altice Financing S.A.
180,838	4.41%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	178,803
	AVSC Holding Corp.
625,870	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	622,741
	Charter Communications Operating LLC
910,843	3.40%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	914,095
	CSC Holdings LLC
576,688	4.18%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	577,950
	Gray Television, Inc.
148,688	4.28%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	149,245
	Houghton Mifflin Harcourt Publishing Co.
275,000	7.91%, 11/22/2024	275,916
	ION Media Networks, Inc.
813,629	4.69%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	814,304
	MTN Infrastructure TopCo, Inc.
282,581	4.65%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	282,700

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	NASCAR Holdings, Inc.
$94,362	4.41%, 10/19/2026, 1 mo. USD LIBOR + 2.750%	$94,951
	Nexstar Broadcasting, Inc.
498,750	4.53%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	500,745
	Shutterfly, Inc.
275,000	7.90%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	259,463
	Sinclair Television Group, Inc.
311,719	4.18%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	312,694
	Terrier Media Buyer, Inc.
475,000	6.15%, 12/17/2026	478,444
	Web.com Group, Inc.
563,584	5.41%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	562,677
	William Morris Endeavor Entertainment LLC
498,418	4.40%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	495,801
		6,520,529
	Metal Fabricate/Hardware - 0.0%
	Rexnord LLC
212,018	3.41%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	212,814
	Miscellaneous Manufacturing - 0.0%
	H.B. Fuller Co.
124,700	3.66%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	124,742
	Tamko Building Products, Inc.
99,750	5.12%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	100,124
	USI, Inc.
419,829	4.95%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	418,045
		642,911
	Oil & Gas - 0.1%
	BCP Raptor LLC
209,625	5.90%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	191,178
114,425	6.40%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	103,770
	California Resources Corp.
485,000	12.03%, 12/31/2021, 1 mo. USD LIBOR + 10.375%	336,066
	Fieldwood Energy LLC
646,774	7.03%, 04/11/2022, 1 mo. USD LIBOR + 5.250%	550,081
	NorthRiver Midstream Finance L.P.
222,188	5.16%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	220,799
	PES Holdings LLC
309,543	0.00%, 12/31/2022, 1 mo. USD LIBOR + 6.990%(14)(16)	119,044
	Traverse Midstream Partners LLC
108,625	5.65%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	96,043
		1,616,981
	Oil & Gas Services - 0.0%
	Lower Cadence Holdings LLC
129,350	5.65%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	126,036
	UGI Energy Services LLC
776,100	5.40%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	777,070
		903,106
	Packaging & Containers - 0.1%
	Berry Global, Inc.
366,827	3.68%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	368,166
278,600	3.78%, 07/01/2026	279,617
	Flex Acquisition Co., Inc.
561,524	4.91%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	554,039
97,852	5.16%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	96,384
	Proampac PG Borrower LLC
140,650	5.30%, 11/20/2023, 1 mo. USD LIBOR + 3.500%	138,497
	Reynolds Group Holdings, Inc.
628,546	4.40%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	629,049
		2,065,752
	Pharmaceuticals - 0.1%
	Bausch Health Companies, Inc.
247,110	4.67%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	247,975

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Catalent Pharma Solutions, Inc.
$138,950	3.90%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	$139,471
	Endo Luxembourg Finance Co., S.a r.l.
539,274	5.94%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	519,051
	Sunshine Luxembourg S.a.r.l.
725,000	6.20%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	727,617
		1,634,114
	Real Estate - 0.0%
	VICI Properties LLC
375,682	3.41%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	375,731
	Retail - 0.1%
	Bass Pro Group LLC
581,613	6.65%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	578,949
	Buzz Merger Sub Ltd.
100,000	0.00%, 01/22/2027(14)	100,188
	Coty, Inc.
364,091	3.94%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	360,224
	Harbor Freight Tools USA, Inc.
350,349	4.15%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	347,315
	Neiman Marcus Group Ltd. LLC
338,548	7.73%, 10/25/2023, 1 mo. USD LIBOR + 6.000%	286,354
	Rodan & Fields LLC
157,600	5.68%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	108,114
	Staples, Inc.
357,670	6.78%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	350,874
	U.S. Foods, Inc.
305,732	3.40%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	306,304
		2,438,322
	Semiconductors - 0.0%
	Microchip Technology, Inc.
169,593	3.65%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	169,981
	Software - 0.2%
	AI Convoy (Luxembourg) S.a.r.l.
100,000	0.00%, 01/29/2027(14)	100,000
	Almonde, Inc.
450,345	5.28%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	445,094
	Change Healthcare Holdings LLC
574,321	4.15%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	574,229
	DCert Buyer, Inc.
325,000	5.65%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	325,137
	Epicor Software Corp.
151,741	4.90%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	152,077
	Hyland Software, Inc.
219,629	5.15%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	220,418
	Infor U.S., Inc.
323,644	4.70%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	323,848
	Playtika Holding Corp.
485,000	7.65%, 12/10/2024	489,588
	Quest Software U.S. Holdings, Inc.
246,875	6.03%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	246,302
	SS&C Technologies Holdings Europe S.a.r.l.
58,632	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	58,619
	SS&C Technologies, Inc.
501,796	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	501,351
	Telenet Financing USD LLC
395,000	0.00%, 04/30/2028(14)	393,890
	Ultimate Software Group, Inc.
129,675	5.40%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	130,141
	WEX, Inc.
1,081,068	3.90%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	1,084,452
		5,045,146

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Telecommunications - 0.2%
		Altice France S.A.
	$529,712	5.36%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	$527,064
		CenturyLink, Inc.
	165,000	0.00%, 03/15/2027(14)	164,743
		Level 3 Financing, Inc.
	195,650	3.40%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	195,210
		Liberty Latin America Ltd.
	190,000	6.68%, 10/22/2026, 1 mo. USD LIBOR + 5.000%	192,137
		Sprint Communications, Inc.
	1,050,364	4.19%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	1,026,731
	99,000	4.69%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	97,577
		Univision Communications, Inc.
	524,659	4.40%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	518,037
		Zacapa LLC
	158,000	6.95%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	158,395
		Zayo Group LLC
	318,158	3.90%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	318,177
			3,198,071
		Transportation - 0.0%
		Boluda Corp. Maritima S.L.
EUR	100,000	3.50%, 07/30/2026, 1 mo. EURIBOR + 3.500%	111,799
		Savage Enterprises LLC
	$281,591	5.67%, 08/01/2025, 1 mo. USD LIBOR + 4.000%	284,348
			396,147
		Total Senior Floating Rate Interests
		(cost $53,916,530)	$52,766,757
U.S. Government Agencies - 45.9%
		Mortgage-Backed Agencies - 45.9%
		FHLMC - 5.8%
	$76,758	0.00%, 11/15/2036(17)	$69,288
	22,487,314	0.29%, 10/25/2020(4)(5)	10,724
	10,124,464	0.64%, 01/25/2034(4)(5)	534,464
	18,160,940	0.74%, 03/25/2027(4)(5)	697,573
	1,742,280	1.75%, 10/15/2042	1,728,450
	770,799	2.50%, 12/15/2026(5)	32,324
	763,956	2.50%, 03/15/2028(5)	46,788
	605,584	2.50%, 05/15/2028(5)	41,464
	1,550,382	3.00%, 03/15/2028(5)	106,121
	944,937	3.00%, 08/01/2029	982,211
	719,513	3.00%, 05/15/2032(5)	40,879
	499,782	3.00%, 03/15/2033(5)	53,398
	5,043,166	3.00%, 04/01/2033	5,213,731
	3,907,545	3.00%, 11/01/2036	4,035,734
	3,543,407	3.00%, 01/01/2037	3,659,635
	4,050,000	3.00%, 08/15/2043	4,191,545
	6,323,495	3.00%, 11/01/2046	6,564,639
	18,432,649	3.00%, 12/01/2046	19,048,641
	1,012,792	3.25%, 11/15/2041	1,066,370
	743,727	3.50%, 06/15/2026(5)	31,053
	307,925	3.50%, 09/15/2026(5)	23,610
	493,567	3.50%, 03/15/2027(5)	33,244
	2,084,161	3.50%, 08/01/2034	2,189,654
	2,448,808	3.50%, 03/15/2041(5)	190,699
	3,227,187	3.50%, 01/15/2043(5)	542,143
	903,649	3.50%, 06/01/2046	945,628
	4,831,999	3.50%, 10/01/2047	5,022,534
	7,975,660	3.50%, 01/01/2048	8,314,177
	2,859,321	3.50%, 03/01/2048	3,046,291
	556,187	3.50%, 04/01/2048	579,155
	8,880,451	3.50%, 08/01/2048	9,166,803
	2,305,000	3.51%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	2,315,099
	1,557,081	4.00%, 08/01/2025	1,629,219
	282,302	4.00%, 08/15/2026(5)	19,192

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$1,596,086	4.00%, 07/15/2027(5)	$113,988
2,073,263	4.00%, 03/15/2028(5)	158,372
504,042	4.00%, 06/15/2028(5)	40,272
1,316,005	4.00%, 07/15/2030(5)	132,676
881,616	4.00%, 11/15/2040	981,894
2,060,854	4.00%, 05/01/2042	2,220,759
542,662	4.00%, 08/01/2042	583,646
761,439	4.00%, 09/01/2042	818,561
133,081	4.00%, 07/01/2044	140,504
973,021	4.00%, 02/01/2046	1,037,835
496,989	4.00%, 09/01/2048	522,003
8,548,023	4.00%, 12/01/2049	9,022,114
5,480,000	4.01%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	5,551,615
1,034,304	4.11%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	1,049,452
333,124	4.50%, 02/01/2039	363,419
3,589,824	4.50%, 05/01/2042	3,924,446
532,480	4.50%, 09/01/2044	575,414
1,467,453	4.75%, 07/15/2039	1,645,557
88,706	5.00%, 03/01/2024	94,836
110,655	5.00%, 02/01/2028	118,374
106,974	5.00%, 04/01/2028	114,489
223,456	5.00%, 01/01/2030	241,348
7,333	5.00%, 09/01/2031	7,847
779,789	5.00%, 09/15/2033(5)	139,715
8,406	5.00%, 07/01/2035	9,335
153,379	5.00%, 04/01/2038	168,398
320,037	5.00%, 09/01/2039	355,235
529,876	5.00%, 01/01/2040	588,853
163,497	5.00%, 08/01/2040	181,635
9,066	5.00%, 02/01/2041	10,067
311,917	5.00%, 04/01/2044	345,816
1,378,280	5.00%, 03/01/2047	1,487,644
662,840	5.00%, 04/01/2047	712,595
430,251	5.00%, 06/01/2047	461,463
76,361	5.00%, 11/01/2047	84,616
1,152,744	5.00%, 02/15/2048(5)	223,434
935,930	5.00%, 09/01/2048	1,003,491
499,394	5.00%, 10/01/2048	535,175
1,091,735	5.00%, 03/01/2049	1,169,467
7,012,703	5.00%, 10/01/2049	7,505,912
699,548	5.50%, 04/15/2036(5)	134,385
7,501	5.50%, 11/01/2037	8,435
874	5.50%, 02/01/2038	981
34,844	5.50%, 04/01/2038	39,115
33,656	5.50%, 06/01/2038	37,800
1,843,471	5.50%, 08/01/2038	2,072,157
93,826	5.50%, 05/01/2040	105,343
382,244	5.50%, 08/01/2040	429,071
376,539	5.50%, 06/01/2041	422,459
2,799,020	5.50%, 10/15/2046(5)	606,412
1,413,349	5.50%, 12/15/2046(5)	242,007
85,420	6.00%, 01/01/2023	88,583
32,398	6.00%, 11/01/2032	36,070
98,962	6.00%, 11/01/2033	113,985
73,792	6.00%, 02/01/2034	84,993
110,883	6.00%, 07/01/2034	127,689
36,223	6.00%, 08/01/2034	41,692
49,482	6.00%, 09/01/2034	56,545
28,039	6.00%, 01/01/2035	31,176
30,577	6.00%, 03/01/2035	35,218
21,358	6.00%, 05/01/2038	23,606
117,721	6.00%, 06/01/2038	132,392
486,238	6.00%, 05/15/2039	553,839
513,962	6.50%, 07/15/2036	583,977
		132,622,682

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	FNMA - 7.1%
$83,831	0.00%, 03/25/2036(17)	$73,318
686,542	0.00%, 06/25/2036(17)	622,282
9,212,507	0.35%, 01/25/2030(4)(5)	238,081
11,587,099	1.57%, 05/25/2029(4)(5)	1,215,659
2,050,065	1.75%, 12/25/2042	2,039,362
1,381,946	2.00%, 09/25/2039	1,349,051
1,039,853	2.00%, 08/25/2043	1,035,587
2,039,088	2.18%, 05/25/2046(4)(5)	100,623
1,873,243	2.25%, 04/25/2055(4)(5)	112,995
1,517,109	2.33%, 06/25/2055(4)(5)	75,047
1,757,851	2.49%, 08/25/2044(4)(5)	91,898
490,690	2.50%, 06/25/2028(5)	30,861
372,191	2.50%, 01/01/2043	375,541
2,012,296	2.50%, 02/01/2043	2,040,787
1,735,850	2.50%, 03/01/2043	1,760,425
936,247	2.50%, 04/01/2043	949,503
398,642	2.50%, 06/01/2043	404,179
668,647	2.50%, 08/01/2043	678,114
1,355,945	3.00%, 02/25/2027(5)	76,858
471,265	3.00%, 09/25/2027(5)	33,759
2,828,352	3.00%, 01/25/2028(5)	194,225
708,037	3.00%, 01/01/2030	732,799
3,430,229	3.00%, 03/01/2037	3,550,438
1,495,561	3.00%, 05/25/2047	1,539,527
5,533,623	3.00%, 09/25/2047	5,735,678
4,538,780	3.00%, 06/25/2048	4,710,632
5,769,684	3.00%, 08/25/2048	5,896,947
4,142,551	3.00%, 10/25/2048	4,335,689
3,997,291	3.00%, 08/25/2049	4,156,449
4,400,000	3.13%, 01/01/2030	4,797,880
247,483	3.24%, 12/01/2026	268,401
636,516	3.30%, 12/01/2026	689,264
534,017	3.41%, 11/01/2024	570,908
1,417,097	3.50%, 05/25/2027(5)	111,063
860,524	3.50%, 10/25/2027(5)	69,385
839,059	3.50%, 05/25/2030(5)	80,044
301,461	3.50%, 08/25/2030(5)	27,362
685,752	3.50%, 02/25/2031(5)	48,759
4,558,137	3.50%, 08/25/2033(5)	574,307
626,574	3.50%, 09/25/2035(5)	75,291
1,327,260	3.50%, 10/01/2044	1,415,249
1,431,611	3.50%, 02/01/2045	1,500,578
2,867,974	3.50%, 09/01/2046	2,991,936
1,345,651	3.50%, 10/01/2046	1,404,272
664,093	3.50%, 10/25/2046(5)	124,485
965,880	3.50%, 11/01/2046	1,029,955
1,241,137	3.50%, 09/01/2047	1,314,153
4,458,738	3.50%, 11/25/2047	4,755,892
887,217	3.50%, 12/01/2047	940,475
5,227,236	3.50%, 01/01/2048	5,446,005
963,294	3.50%, 02/01/2048	1,019,019
1,382,388	3.50%, 02/25/2048	1,444,466
7,849,086	3.50%, 09/01/2057	8,305,196
4,143,208	3.50%, 05/01/2058	4,376,380
4,488,855	3.50%, 12/25/2058	4,777,629
3,545,000	3.66%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	3,563,343
458,720	4.00%, 06/01/2025	479,496
1,832,347	4.00%, 05/25/2027(5)	139,455
1,666,778	4.00%, 01/25/2038(5)	236,194
2,491,211	4.00%, 10/01/2040	2,683,691
1,100,460	4.00%, 11/01/2040	1,185,419
812,951	4.00%, 12/01/2040	875,630
395,744	4.00%, 02/01/2041	426,299
932,127	4.00%, 03/01/2041	1,004,210
2,902,498	4.00%, 06/01/2041	3,104,213

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$372,519	4.00%, 03/25/2042(5)	$39,028
2,465,487	4.00%, 05/25/2042(5)	302,403
364,192	4.00%, 08/01/2042	391,294
819,453	4.00%, 09/01/2042	880,850
211,345	4.00%, 11/25/2042(5)	30,223
188,773	4.00%, 03/01/2045	201,379
960,805	4.00%, 07/01/2045	1,041,154
424,505	4.00%, 05/01/2046	450,732
998,240	4.00%, 06/01/2046	1,057,322
1,103,379	4.00%, 04/01/2047	1,195,428
4,613,741	4.00%, 10/01/2047	4,876,580
7,034,805	4.00%, 07/01/2048	7,365,593
3,357,424	4.00%, 09/01/2048	3,518,706
3,753,501	4.00%, 02/01/2049	3,931,261
256,925	4.50%, 08/01/2024	268,757
18,293	4.50%, 04/01/2025	19,292
357,404	4.50%, 07/25/2027(5)	28,019
682,158	4.50%, 09/01/2035	743,996
181,765	4.50%, 08/01/2040	199,111
2,054,835	4.50%, 10/01/2040	2,245,394
897,343	4.50%, 10/01/2041	980,154
820,432	4.50%, 09/01/2043	896,350
5,476,487	4.50%, 01/01/2051	6,004,425
68,876	5.00%, 01/01/2022	72,758
200,520	5.00%, 04/25/2038	218,057
3,484,608	5.00%, 12/25/2043(5)	532,706
5,909,364	5.00%, 12/01/2048	6,327,272
2,823,703	5.00%, 02/01/2049	3,026,253
1,158,947	5.00%, 03/01/2049	1,242,672
76,211	5.00%, 04/01/2049	81,706
851,565	5.00%, 08/01/2049	911,830
171,520	5.47%, 05/25/2042(4)(5)	16,811
558	5.50%, 05/01/2020	558
145,305	5.50%, 06/01/2022	148,346
124,956	5.50%, 06/01/2033	139,617
496,845	5.50%, 07/01/2033	555,063
32,094	5.50%, 08/01/2033	35,128
1,773,757	5.50%, 11/01/2035	2,001,830
421,898	5.50%, 04/01/2036	476,031
369,014	5.50%, 04/25/2037	421,971
697,774	5.50%, 11/01/2037	784,943
950,963	5.50%, 06/25/2042(5)	207,041
1,481,978	5.50%, 09/25/2044(5)	322,344
981,543	5.50%, 07/25/2045(5)	209,721
9,236	6.00%, 11/01/2031	10,177
135,969	6.00%, 12/01/2032	152,769
171,897	6.00%, 03/01/2033	197,823
372,754	6.00%, 02/01/2037	428,328
239,102	6.00%, 12/01/2037	274,435
139,071	6.00%, 03/01/2038	160,124
104,283	6.00%, 10/01/2038	119,588
2,213,344	6.00%, 01/25/2042(5)	374,832
1,379,098	6.00%, 09/25/2047(5)	321,992
2,075	7.50%, 12/01/2029	2,164
11,077	7.50%, 03/01/2030	13,107
11,471	7.50%, 09/01/2031	11,700

		162,479,766
	GNMA - 14.2%
$1,548,473	1.75%, 09/20/2043	$1,546,935
1,548,176	2.00%, 01/20/2042	1,556,205
1,333,195	2.50%, 12/16/2039	1,370,135
2,294,051	2.50%, 07/20/2041	2,363,508
648,869	3.00%, 09/20/2028(5)	48,706
156,919	3.00%, 11/15/2042	162,308
460,110	3.00%, 02/16/2043(5)	65,793

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$150,068	3.00%, 06/15/2043	$154,849
124,132	3.00%, 07/15/2043	127,734
167,179	3.00%, 10/15/2044	172,254
212,719	3.00%, 02/15/2045	219,054
104,362	3.00%, 03/15/2045	107,589
568,577	3.00%, 04/15/2045	585,941
110,553	3.00%, 06/15/2045	113,732
4,421,000	3.00%, 07/15/2045	4,549,091
1,234,400	3.00%, 10/20/2047	1,265,853
29,300,000	3.00%, 01/20/2050	30,155,071
150,450,000	3.00%, 02/01/2050(18)	154,728,422
264,119	3.50%, 02/16/2027(5)	20,556
661,627	3.50%, 03/20/2027(5)	56,472
688,699	3.50%, 07/20/2040(5)	54,565
980,509	3.50%, 02/20/2041(5)	76,308
1,758,182	3.50%, 04/20/2042(5)	156,738
409,644	3.50%, 05/15/2042	435,941
2,721,826	3.50%, 10/20/2042(5)	488,516
1,150,283	3.50%, 12/15/2042	1,219,538
1,097,594	3.50%, 03/15/2043	1,163,672
911,256	3.50%, 04/15/2043	959,785
2,972,295	3.50%, 05/15/2043	3,133,082
350,464	3.50%, 05/20/2043(5)	68,110
1,308,718	3.50%, 07/20/2043(5)	165,343
8,222,347	3.50%, 08/20/2047	8,582,324
1,905,827	3.50%, 03/20/2048	1,981,960
8,563,109	3.50%, 11/20/2049	8,873,149
27,008,000	3.50%, 02/01/2050(18)	27,860,440
8,389,000	3.50%, 03/01/2050(18)	8,645,913
188,451	4.00%, 12/16/2026(5)	15,535
2,607,308	4.00%, 05/20/2029(5)	222,635
2,003,443	4.00%, 09/20/2040	2,127,612
238,737	4.00%, 10/20/2040	250,452
564,639	4.00%, 12/20/2040	611,241
235,732	4.00%, 05/16/2042(5)	34,023
521,483	4.00%, 03/20/2043(5)	96,287
180,904	4.00%, 01/20/2044(5)	37,741
1,835,097	4.00%, 03/20/2047(5)	277,366
2,853,551	4.00%, 07/20/2047(5)	385,947
1,011,624	4.00%, 11/20/2047	1,071,566
4,253,504	4.00%, 03/20/2048	4,464,257
8,625,551	4.00%, 07/20/2048	8,996,357
20,550,000	4.00%, 02/01/2050(18)	21,298,148
31,719	4.50%, 07/15/2033	34,291
88,112	4.50%, 05/15/2040	96,902
459,144	4.50%, 06/15/2041	502,612
1,239,345	4.50%, 06/20/2044	1,338,805
1,043,154	4.50%, 10/20/2044	1,126,946
775,029	4.50%, 04/20/2045(5)	161,789
948,875	4.50%, 01/20/2046	1,025,026
3,278,284	4.50%, 12/16/2046	451,017
3,632,873	4.50%, 05/20/2048(5)	557,398
935,000	4.50%, 02/01/2050(18)	982,225
2,136,878	5.00%, 02/16/2040(5)	439,546
684,763	5.00%, 06/15/2041	764,576
836,842	5.00%, 10/16/2041(5)	148,308
1,078,258	5.00%, 03/15/2044	1,204,054
1,562,277	5.00%, 06/20/2046(5)	237,946
507,669	5.00%, 01/16/2047(5)	110,051
5,200,000	5.00%, 02/01/2050(18)	5,582,688
424,696	5.50%, 05/15/2033	476,122
32,116	5.50%, 06/15/2035	35,592
44,600	5.50%, 04/15/2038	48,050
1,573,182	5.50%, 03/20/2039(5)	311,759
1,453,081	5.50%, 02/16/2047(5)	285,425
881,110	5.50%, 02/20/2047(5)	154,485

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$1,000,000	5.50%, 02/01/2050(18)	$1,072,817
1,635,324	5.85%, 07/20/2039(4)(5)	331,013
64,293	6.00%, 02/15/2029	70,838
107,929	6.00%, 11/15/2032	123,174
113,538	6.00%, 02/15/2033	125,106
23,071	6.00%, 07/15/2033	25,490
36,365	6.00%, 10/15/2034	40,073
224,453	6.00%, 03/15/2036	251,287
4,348	6.00%, 05/15/2036	4,976
95,616	6.00%, 10/15/2036	108,763
56,187	6.00%, 01/15/2037	64,124
110,630	6.00%, 02/15/2037	126,686
186,317	6.00%, 06/15/2037	212,612
72,278	6.00%, 11/15/2037	80,460
59,638	6.00%, 06/15/2038	66,494
98,957	6.00%, 08/15/2038	112,873
199,746	6.00%, 10/15/2038	223,782
135,500	6.00%, 11/15/2038	152,961
79,339	6.00%, 12/15/2038	88,445
64,161	6.00%, 01/15/2039	72,216
2,682	6.00%, 03/15/2039	2,955
152,389	6.00%, 04/15/2039	167,913
240,258	6.00%, 08/15/2039	265,456
5,815	6.00%, 09/15/2039	6,407
33,827	6.00%, 11/15/2039	38,028
11,380	6.00%, 06/15/2040	12,538
1,898,349	6.00%, 09/20/2040(5)	377,992
133,618	6.00%, 12/15/2040	152,253
431,568	6.00%, 06/15/2041	493,719
1,383,632	6.00%, 02/20/2046(5)	335,241
12,956	6.50%, 09/15/2028	14,301
2,041	6.50%, 10/15/2028	2,253
4,368	6.50%, 12/15/2028	4,821
37,426	6.50%, 05/15/2029	42,798
62,913	6.50%, 08/15/2031	69,440
3,488	6.50%, 09/15/2031	3,850
36,446	6.50%, 10/15/2031	40,227
122,491	6.50%, 11/15/2031	135,521
24,880	6.50%, 01/15/2032	27,596
18,402	6.50%, 03/15/2032	20,337
6,173	6.50%, 04/15/2032	6,814

		324,775,022
	UMBS - 18.8%
$34,130,000	2.50%, 02/15/2035(18)	$34,743,273
18,600,000	2.50%, 02/12/2050(18)	18,746,039
23,895,000	3.00%, 02/15/2035(18)	24,615,584
183,983,000	3.00%, 02/15/2050(18)	188,153,026
69,934,000	3.50%, 02/15/2050(18)	72,190,464
49,142,500	4.00%, 02/15/2050(18)	51,342,394
36,580,000	4.50%, 02/12/2050(18)	38,701,926
3,836,500	5.00%, 02/12/2050(18)	4,110,600
		432,603,306
	Total U.S. Government Agencies
	(cost $1,041,722,248)	$1,052,480,776
U.S. Government Securities - 24.2%
	U.S. Treasury Bonds - 10.3%
$3,640,245	1.00%, 02/15/2048(19)	$4,340,885
5,060,000	2.25%, 08/15/2046(20)	5,287,305
18,100,000	2.50%, 02/15/2046(20)(21)	19,824,449
23,034,000	2.88%, 11/15/2046(22)	27,112,638
4,635,000	3.00%, 08/15/2048	5,626,093
4,685,000	3.00%, 02/15/2049	5,705,452
985,000	3.13%, 02/15/2043	1,190,811
55,100,000	3.13%, 08/15/2044	66,881,929

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$16,140,000	3.13%, 05/15/2048	$20,002,882
	53,695,000	3.38%, 05/15/2044(20)	67,743,793
	10,330,000	3.63%, 02/15/2044	13,516,563
			237,232,800
		U.S. Treasury Notes - 13.9%
	11,771,364	0.38%, 01/15/2027(19)	12,206,048
	28,374,188	0.38%, 07/15/2027(19)	29,591,398
	3,420,253	0.50%, 01/15/2028(19)	3,593,420
	14,370,055	0.63%, 01/15/2026(19)	15,058,996
	9,799,413	0.88%, 01/15/2029(19)	10,681,432
	25,270,000	1.63%, 02/15/2026	25,600,682
	59,560,000	2.38%, 08/15/2024	62,298,364
	14,430,000	2.38%, 05/15/2029	15,510,559
	35,500,000	2.63%, 02/15/2029	38,865,566
	34,130,000	2.75%, 08/31/2025	36,647,088
	30,700,000	2.88%, 08/15/2028	34,116,574
	30,325,000	3.13%, 11/15/2028	34,384,523
			318,554,650
		Total U.S. Government Securities
		(cost $519,441,591)	$555,787,450
Common Stocks - 0.0%
		Energy - 0.0%
	38,914	Ascent Resources - Marcellus LLC Class A*(23)(24)	$48,642
	13,623	Philadelphia Energy Solutions Class A*	1,703
	8,492	Templar Energy LLC Class A*	85
			50,430
		Total Common Stocks
		(cost $312,530)	$50,430
Preferred Stocks - 0.0%
		Banks - 0.0%
	469	U.S. Bancorp Series A, 3.50%(2)(10)	412,842
		Total Preferred Stocks
		(cost $332,990)	$412,842
Warrants - 0.0%
		Energy - 0.0%
	10,075	Ascent Resources - Marcellus LLC Expires 3/30/23*(23)(24)	101
		Total Warrants
		(cost $806)	$101
		Total Long-Term Investments
		(cost $2,844,025,057)	$2,930,576,420
Short-Term Investments - 1.4%
		Certificates of Deposit - 0.0%
		Credit Agricole Corporate and Investment Bank
	440,000	2.34%, 09/24/2020, 3 mo. USD LIBOR + 0.400%(2)(12)	440,885
		Commercial Paper - 0.4%
		BAT International Finance plc
	900,000	1.66%, 03/04/2020(12)	898,650
		Boeing Co.
	250,000	2.17%, 03/04/2020(12)	249,511
		China Constr Bk Corp.
	250,000	2.09%, 02/26/2020(12)	249,629
		CNPC Finance
	250,000	2.34%, 03/16/2020(12)	249,282
		Embridge Pipeline, Inc.
CAD	750,000	1.88%, 02/13/2020(12)	566,342
	655,000	1.90%, 02/14/2020(12)	494,578
		ENI Finance USA, Inc.
	$250,000	1.47%, 02/03/2020(12)	249,970
	640,000	1.90%, 04/15/2020(12)	637,540
	250,000	1.97%, 04/09/2020(12)	249,115
		Ford Motor Credit Co. LLC
	500,000	3.19%, 04/20/2020(12)	497,092

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		General Electric Co.
	$730,000	2.00%, 04/28/2020(12)				$726,754
		Intesa Funding LLC
	250,000	2.23%, 04/20/2020(12)				248,871
	400,000	2.25%, 06/08/2020(12)				397,024
		Royal Bank of Canada
CAD	1,180,000	1.37%, 02/04/2020(12)				891,509
	500,000	1.58%, 02/05/2020(12)				377,733
	310,000	1.93%, 03/26/2020(12)				233,565
		TransCanada PipeLines Ltd.
	$1,000,000	2.05%, 03/10/2020(12)				997,815
		VW CR, Inc.
	300,000	1.34%, 02/03/2020(12)				299,967
						8,514,947
		Foreign Government Obligations - 0.0%
		Newfoundland Treasury Bill
CAD	400,000	1.76%, 04/16/2020(12)				301,164
		Other Investment Pools & Funds - 0.7%
		Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
	15,068,595	Institutional Class, 1.49%(25)				15,068,595
		Securities Lending Collateral - 0.3%
	371,371	Citibank NA DDCA, 1.58%, 2/3/2020(25)				371,371
		Fidelity Investments Money Market Funds, Government Portfolio,
	1,732,639	Institutional Class, 1.50%(25)				1,732,639
		Goldman Sachs Financial Square Funds, Government Fund, Institutional
	1,463,990	Class, 1.72%(25)				1,463,990
	532,474	JPMorgan Prime Money Market Fund, 1.69%(25)				532,474
		Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
	1,397,700	Class, 1.71%(25)				1,397,700
		State Street Institutional Liquid Reserves Fund, Institutional Class,
	1,929,795	1.71	%(25)			1,929,795
						7,427,969
		Total Short-Term Investments
		(cost $31,786,092)				$31,753,560
		Total Investments Excluding Purchased Options
		(cost $2,875,811,149)		129.1	% $	2,962,329,980
		Total Purchased Options
		(cost $2,752,503)		0.1	% $	2,765,306
		Total Investments
		(cost $2,878,563,652)		129.2	% $	2,965,095,286
		Other Assets and Liabilities		(29.2)%		(670,651,799)

		Total Net Assets		100.0	% $	2,294,443,487

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $578,352,350, representing 25.2% of net assets.

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,970,951 at January 31, 2020.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $44,332,779, representing 1.9% of net assets.
(8)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Security is a zero-coupon bond.
(12)	The rate shown represents current yield to maturity.
(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of January 31, 2020.
(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)	This security, or a portion of this security, has unfunded loan commitments. As of January 31, 2020, the aggregate value of the unfunded commitment was $57,268, which rounds to 0.0% of total net assets.
(16)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(17)	Securities disclosed are principal-only strips.
(18)	Represents or includes a TBA transaction.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2020, the market value of securities pledged was $92,855,547.
(21)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2020, the market value of securities pledged was $19,824,449.
(22)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2020, the market value of securities pledged was $27,112,638.
(23)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2020, the aggregate fair value of these securities was $48,743,
which	represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign
markets	and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of
Directors.
(24)	Investment valued using significant unobservable inputs.
(25)	Current yield as of period end.

		OTC Swaption Contracts Outstanding at January 31, 2020

		Exercise	Pay/						Premiums
		Price/FX Receive							Paid	Unrealized
	Counter-	Rate/	Floating	Expiration			Number of	Market	(Received)	Appreciation/
Description	party	Rate	Rate	Date	Notional Amount		Contracts	Value †	by Fund	(Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 07/20/48 *	CITI	2.91%	Pay	07/18/28	USD	3,250,000	3,250,000	$745,875	$379,925	$365,950
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BCLY	2.45%	Pay	08/02/27	USD	1,650,000	1,650,000	$408,045	237,911	$170,134
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	2,500,000	2,500,000	618,250	256,750	361,500

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 09/24/59 *	DEUT	1.85%	Pay	09/20/29	USD	1,100,000	1,100,000	198,110	179,850	18,260

Total Calls	$1,970,280	$1,054,436	$915,844
Puts
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 07/20/48 *	CITI	2.91%	Receive	07/18/28	USD	3,250,000	3,250,000	$142,968	$379,925	$(236,957)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BOA	1.70%	Pay	11/23/20	USD 12,750,000	12,750,000	169,447	319,387	(149,940)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BCLY	2.45%	Receive	08/02/27	USD	1,650,000	1,650,000	127,941	324,904	(196,963)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD 2,500,000	2,500,000	193,850	494,000	(300,150)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 09/24/59 *	DEUT	1.85%	Receive	09/20/29	USD	1,100,000	1,100,000	160,820	179,850	(19,030)

Total Puts	$795,026	$1,698,066	$(903,040)

Total purchased swaption contracts	$2,765,306	$2,752,502	$12,804

* Swaptions with forward premiums.

Futures Contracts Outstanding at January 31, 2020
Value and
Number	Current	Unrealized
of	Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	508	03/31/2020	$109,910,563	$395,767
U.S. Treasury Long Bond Future	19	03/20/2020	3,107,094	102,368
U.S. Treasury Ultra Bond Future	13	03/20/2020	2,517,937	(3,680)
Total	$494,455
Short position contracts:
Euro-BUXL 30-Year Bond Future	10	03/06/2020	$2,338,985	$(84,297)
U.S. Treasury 5-Year Note Future	359	03/31/2020	43,194,992	(216,635)
U.S. Treasury 10-Year Note Future	218	03/20/2020	28,701,063	(71,913)
U.S. Treasury 10-Year Ultra Future	635	03/20/2020	92,491,719	(2,070,344)

Total	$(2,443,189)

Total futures contracts	$(1,948,734)

TBA Sale Commitments Outstanding at January 31, 2020
Unrealized
Principal	Appreciation/
Description	Amount	Maturity Date	Market Value †	(Depreciation)
UMBS, 3.00%	$10,135,000	02/15/2035	$(10,440,634	) $	(44,341)
UMBS, 5.00%	5,650,000	02/12/2050	(6,053,666)	(9,049)
UMBS, 5.50%	5,650,000	02/12/2050	(6,084,146)	3,729

Total (proceeds receivable $22,528,785)	$(22,578,446)	$	(49,661)

At January 31, 2020, the aggregate market value of TBA Sale Commitments represents (1.0)% of total net assets.

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		OTC Credit Default Swap Contracts Outstanding at January 31, 2020

						Periodic	Upfront		Upfront		Unrealized
	Counter- Notional (Pay)/Receive Expiration Payment Premiums								Premiums	Market	Appreciation/
Reference Entity	party Amount (a) Fixed Rate				Date	Frequency	Paid		Received	Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	1,903	(0.18%)	07/25/45	Monthly	$29	$	—$	33	$4
ABX.HE.AAA.07	GSC	USD	671,177	(0.09%)	08/25/37	Monthly	141,805		—	15,929	(125,876)
ABX.HE.AAA.07	CSI	USD	1,455,748	(0.09%)	08/25/37	Monthly	353,647		—	34,548	(319,099)
ABX.HE.AAA.07-
1	GSC	USD	153,237	(0.09%)	08/25/37	Monthly	32,210		—	3,637	(28,573)
ABX.HE.PENAAA
.06	MSC	USD	199,189	(0.11%)	05/25/46	Monthly	21,665		—	11,947	(9,718)
ABX.HE.PENAAA
.06	JPM	USD	658,227	(0.11%)	05/25/46	Monthly	71,422		—	39,479	(31,943)
ABX.HE.PENAAA
.06	GSC	USD	531,037	(0.11%)	05/25/46	Monthly	130,660		—	31,851	(98,809)
PrimeX.ARM.2 *	MSC	USD	110,583	(4.58%)	12/25/37	Monthly	—		(230)	(108)	122

Total							$751,438		$(230) $ 137,316		$(613,892)
Sell protection:
ABX.HE.AAA.06	MSC	USD	1,903	0.18%	07/25/45	Monthly	$—	$	—$	(33)	$(33)
ABX.HE.AAA.07	MSC	USD	671,176	0.09%	08/25/37	Monthly	5,924		—	(15,929)	(21,853)
ABX.HE.AAA.07	MSC	USD	1,455,747	0.09%	08/25/37	Monthly	12,931		—	(34,548)	(47,479)
ABX.HE.AAA.07-
1	MSC	USD	153,237	0.09%	08/25/37	Monthly	1,361		—	(3,637)	(4,998)
ABX.HE.PENAAA
.06	BCLY	USD	1,388,457	0.11%	05/25/46	Monthly	—		(34,500)	(83,280)	(48,780)
CMBX.NA.AAA.1
2	MSC	USD	7,755,000	0.50%	08/17/61	Monthly	—		(62,218)	(17,438)	44,780
CMBX.NA.AAA.1
2	GSC	USD	7,520,000	0.50%	08/17/61	Monthly	7,353		—	(17,118)	(24,471)
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	Monthly	—		(529,306)	(371,934)	157,372
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	Monthly	—		(316,998)	(254,664)	62,334
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—		(316,134)	(253,970)	62,164
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—		(316,134)	(253,970)	62,164
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—		(316,134)	(253,970)	62,164
CMBX.NA.BB.6	GSC	USD	243,000	5.00%	05/11/63	Monthly	—		(42,095)	(33,724)	8,371
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	Monthly	—		(807,626)	(364,268)	443,358
CMBX.NA.BB.8	GSC	USD	2,890,000	5.00%	10/17/57	Monthly	—		(674,325)	(339,701)	334,624
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	Monthly	—		(421,548)	(191,009)	230,539
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	Monthly	—		(397,896)	(174,552)	223,344
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	Monthly	—		(339,792)	(149,281)	190,511
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	Monthly	—		(245,045)	(104,614)	140,431
CMBX.NA.BB.8	CSI	USD	530,000	5.00%	10/17/57	Monthly	—		(138,113)	(62,298)	75,815
CMBX.NA.BBB-.6	MSC	USD	360,000	3.00%	05/11/63	Monthly	—		(29,782)	(22,266)	7,516
CMBX.NA.BBB-.6	MSC	USD	3,725,000	3.00%	05/11/63	Monthly	—		(530,698)	(230,392)	300,306
CMBX.NA.BBB-.6	GSC	USD	2,790,000	3.00%	05/11/63	Monthly	—		(298,409)	(172,794)	125,615
CMBX.NA.BBB-.6 DEUT		USD	1,270,000	3.00%	05/11/63	Monthly	—		(182,851)	(78,550)	104,301
CMBX.NA.BBB-.6	CSI	USD	815,000	3.00%	05/11/63	Monthly	—		(109,533)	(50,408)	59,125
PrimeX.ARM.2 *	JPM	USD	110,583	4.58%	12/25/37	Monthly	3,955		—	108	(3,847)

Total							$31,524		$(6,109,137) $ (3,534,240)		$2,543,373

Total traded indices							$782,962		$(6,109,367) $ (3,396,924)		$1,929,481

Total OTC contracts							$782,962		$(6,109,367) $ (3,396,924)		$1,929,481

*	See Note 24 following the schedule of investments.
(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2020

					Periodic				Unrealized
		Notional	(Pay)/Receive	Expiration Payment					Appreciation/
Reference Entity		Amount (a)	Fixed Rate	Date	Frequency Cost Basis			Value †	(Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.EM.32.V1	USD	8,270,000	1.00%	12/20/24	Quarterly	$(363,686	) $	(350,259	) $	13,427
CDX.NA.HY.33.V2	USD	1,687,950	5.00%	12/20/24	Quarterly	138,422		149,867		11,445
CDX.NA.IG.33.V1	USD	6,835,000	1.00%	12/20/24	Quarterly	174,797		166,487		(8,310)

Total						$(50,467)		$(33,905)		$16,562
Total						$(50,467)		$(33,905)		$16,562

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

	Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2020

	Payments				Periodic	Upfront	Upfront		Unrealized
Payments made by	received by			Expiration Payment Premiums Premiums					Appreciation/
Fund	Fund	Notional Amount		Date	Frequency	Paid	Received	Value †	(Depreciation)
12 Mo. Federal Funds
Rate	1.00% Fixed	USD	6,875,000	09/29/26	Annual$ 138,842		$—	$86,347	$(52,495)
12 Mo. Federal Funds
Rate	1.62% Fixed	USD	10,705,000	11/14/26	Annual	—	—	(326,483)	(326,483)
	3 Mo. USD
1.71% Fixed	LIBOR	USD	3,750,000	10/29/29	Semi-Annual	—	—	(103,955)	(103,955)
	3 Mo. USD
1.72% Fixed	LIBOR	USD	7,275,000	10/29/29	Semi-Annual	—	—	(205,102)	(205,102)
	3 Mo. USD
1.72% Fixed	LIBOR	USD	12,100,000	10/29/29	Semi-Annual	—	—	(347,978)	(347,978)
	3 Mo. USD
1.76% Fixed	LIBOR	USD	5,480,000	10/30/29	Semi-Annual	—	—	(177,844)	(177,844)
	3 Mo. USD
1.76% Fixed	LIBOR	USD	6,050,000	10/30/29	Semi-Annual	—	—	(195,772)	(195,772)
	3 Mo. USD
1.76% Fixed	LIBOR	USD	6,050,000	10/30/29	Semi-Annual	—	—	(198,340)	(198,340)
	3 Mo. USD
1.77% Fixed	LIBOR	USD	5,550,000	10/30/29	Semi-Annual	—	—	(182,472)	(182,472)
	3 Mo. USD
2.35% Fixed	LIBOR	USD	23,590,000	04/09/24	Semi-Annual	—	—	(1,137,372)	(1,137,372)
	3 Mo. USD
2.35% Fixed	LIBOR	USD	33,610,000	04/09/24	Semi-Annual	—	—	(1,619,003)	(1,619,003)
	3 Mo. USD
2.36% Fixed	LIBOR	USD	24,530,000	04/09/24	Semi-Annual	—	—	(1,186,459)	(1,186,459)
	3 Mo. USD
2.36% Fixed	LIBOR	USD	25,205,000	04/09/24	Semi-Annual	—	—	(1,216,343)	(1,216,343)
	3 Mo. USD
2.75% Fixed	LIBOR	USD	15,675,000	12/20/47	Semi-Annual	—	(327,122)	(3,865,277)	(3,538,155)
3 Mo. USD LIBOR	2.00% Fixed	USD	12,225,000	03/21/23	Semi-Annual	36,115	—	(309,815)	(345,930)
3 Mo. USD LIBOR	1.51% Fixed	USD	13,805,000	04/09/24	Semi-Annual	—	—	(153,651)	(153,651)
3 Mo. USD LIBOR	2.88% Fixed	USD	1,200,000	12/31/48	Semi-Annual	—	—	(342,684)	(342,684)
3 Mo. USD LIBOR	2.87% Fixed	USD	600,000	01/28/49	Semi-Annual	—	—	(175,275)	(175,275)
3 Mo. USD LIBOR	2.38% Fixed	USD	1,350,000	05/31/49	Semi-Annual	—	—	(228,779)	(228,779)
3 Mo. USD LIBOR	1.78% Fixed	USD	490,000	09/24/49	Semi-Annual	—	—	(14,574)	(14,574)

Total						$174,957	$(327,122)	$(11,900,831) $(11,748,666)

Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
51,660,000	EGP	2,970,673	USD	GSC	03/18/20	$249,804	$—

The Hartford Total Return Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

275,000	EUR	305,470	USD	CBK	03/18/20	433	—
14,481,561	USD	21,436,000	AUD	RBC	02/28/20	125,321	—
895,481	USD	1,180,000	CAD	HSBC	02/04/20	3,850	—
385,206	USD	500,000	CAD	SSG	02/05/20	7,397	—
230,713	USD	300,000	CAD	SSG	02/06/20	4,029	—
717,955	USD	950,000	CAD	BNP	02/12/20	127	—
573,673	USD	750,000	CAD	JPM	02/13/20	6,967	—
501,938	USD	655,000	CAD	SSG	02/14/20	7,015	—
459,633	USD	600,000	CAD	MSC	02/19/20	6,271	—
15,939,906	USD	20,997,000	CAD	BMO	02/28/20	74,643	—
201,823	USD	265,000	CAD	MSC	03/09/20	1,589	—
371,469	USD	495,000	CAD	SSG	03/09/20	—	(2,552)
238,547	USD	310,000	CAD	BNP	03/26/20	4,309	—
76,465	USD	100,000	CAD	HSBC	03/30/20	904	—
476,897	USD	623,000	CAD	SSG	04/01/20	6,154	—
373,112	USD	487,000	CAD	MSC	04/09/20	5,131	—
189,140	USD	250,000	CAD	HSBC	04/09/20	238	—
305,980	USD	400,000	CAD	MSC	04/16/20	3,736	—
384,790	USD	500,000	CAD	HSBC	05/15/20	6,990	—
174,039	USD	230,000	CAD	DEUT	05/22/20	252	—
221,953	USD	295,000	CAD	GSC	05/22/20	—	(948)
312,324	USD	415,000	CAD	NAB	05/22/20	—	(1,248)
338,389	USD	450,000	CAD	HSBC	06/01/20	—	(1,626)
151,258	USD	200,000	CAD	RBS	07/02/20	145	—
135,721	USD	180,000	CAD	MSC	07/07/20	—	(280)
244,896	USD	320,000	CAD	JPM	08/14/20	3,132	—
167,403	USD	220,000	CAD	CBK	08/14/20	1,190	—
226,199	USD	300,000	CAD	MSC	08/14/20	—	(454)
250,725	USD	325,000	CAD	DEUT	08/28/20	5,194	—
129,295	USD	170,000	CAD	MSC	09/18/20	872	—
219,373	USD	290,000	CAD	HSBC	11/25/20	329	—
221,350	USD	200,000	EUR	MSC	02/28/20	—	(828)
3,150,248	USD	2,854,000	EUR	CBK	02/28/20	—	(20,229)
184,573	USD	165,000	EUR	MSC	03/13/20	1,093	—
16,410,732	USD	14,705,000	EUR	CBK	03/18/20	55,118	(1,852)
1,108	USD	1,000	EUR	UBS	03/18/20	—	(4)
1,106	USD	1,000	EUR	MSC	03/18/20	—	(6)
3,311	USD	3,000	EUR	SSG	03/18/20	—	(26)
7,729	USD	7,000	EUR	GSC	03/18/20	—	(58)
183,064	USD	165,000	EUR	MSC	03/30/20	—	(627)
678,097	USD	605,000	EUR	JPM	05/14/20	2,874	—
190,261	USD	170,000	EUR	MSC	11/27/20	—	(1,564)
2,289,245	USD	1,750,000	GBP	MSC	03/18/20	—	(24,643)
220,943	USD	23,850,000	JPY	JPM	02/03/20	793	—
193,308	USD	20,750,000	JPY	JPM	02/10/20	1,699	—
4,335,529	USD	469,450,000	JPY	SSG	02/10/20	556	—
4,499,022	USD	488,450,000	JPY	MSC	02/18/20	—	(13,141)
3,038,838	USD	327,850,000	JPY	MSC	02/25/20	9,230	—
4,152,117	USD	448,500,000	JPY	BCLY	03/02/20	7,187	(1,093)
229,802	USD	25,000,000	JPY	MSC	03/09/20	—	(1,402)
331,650	USD	35,000,000	JPY	MSC	03/10/20	7,944	—
277,232	USD	29,950,000	JPY	HSBC	03/16/20	131	—
1,377,734	USD	150,050,000	JPY	BCLY	03/23/20	—	(11,145)
225,183	USD	24,300,000	JPY	CIBC	03/30/20	163	—
225,525	USD	24,350,000	JPY	JPM	04/06/20	—	(31)
913,278	USD	100,000,000	JPY	SCB	04/06/20	—	(13,032)
224,331	USD	24,450,000	JPY	JPM	04/13/20	—	(2,238)
753,640	USD	82,100,000	JPY	JPM	04/27/20	—	(7,727)
219,766	USD	23,850,000	JPY	JPM	05/07/20	—	(1,524)
2,318,930	USD	47,065,000	MXN	GSC	06/10/21	—	(3,205)
10,561,179	USD	16,144,000	NZD	MSC	04/30/20	$113,430	$—
Total						$726,240	$(111,483)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

The Hartford Total Return Bond Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY BMO

BNP BOA CBK

CIBC CITI

CSI DEUT GSC HSBC

JPM MSC NAB RBC RBS SCB SSG UBS

Currency Abbreviations:

ARS AUD CAD EGP EUR GBP JPY MXN NZD USD

Index Abbreviations:

ABX.HE

ABX.HE.PEN CDX.EM CDX.NA.HY CDX.NA.IG CMBX.NA CMT

CPI

ICE MSCI MTA

PrimeX.ARM

Other Abbreviations:

CD

CDOR CLO CMO DDCA EM EURIBOR FHLMC FNMA GNMA

GUKG5 LIBOR MSCI OTC PAC

Barclays Bank of Montreal

BNP Paribas Securities Services Banc of America Securities LLC Citibank NA

Canadian Imperial Bank of Commerce Citigroup Global Markets, Inc.

Credit Suisse International Deutsche Bank Securities, Inc. Goldman Sachs & Co. HSBC Bank USA

JP Morgan Chase & Co. Morgan Stanley National Australia Bank Limited RBC Dominion Securities, Inc. RBS Greenwich Capital Standard Chartered Bank State Street Global Markets LLC UBS AG

Argentine Peso Australian Dollar Canadian Dollar Egyptian Pound Euro British Pound Japanese Yen Mexican Peso New Zealand Dollar United States Dollar

Markit Asset Backed Security Home Equity

Markit Asset Backed Security Home Equity Penultimate Credit Derivatives Emerging Markets Credit Derivatives North American High Yield Credit Derivatives North American Investment Grade Markit Commercial Mortgage Backed North American Constant Maturity Treasury Index

Consumer Price Index

Intercontinental Exchange, Inc. Morgan Stanley Capital International Monthly Treasury Average Index

Markit PrimeX Adjustable Rate Mortgage Backed Security

Certificate of Deposit

Canadian Dollar Offered Rate Collateralized Loan Obligation Collateralized Mortgage Obligation Dollars on Deposit in Custody Account Emerging Markets Euro Interbank Offered Rate Federal Home Loan Mortgage Corp. Federal National Mortgage Association Government National Mortgage Association

UK Government Bonds 5 Year Note Generic Bid Yield London Interbank Offered Rate Morgan Stanley Capital International Over-the-Counter Planned Amortization Class

The Hartford Total Return Bond Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

PT SOFR TBA UMBS Municipal Abbreviations: Auth Dev GO	Perseroan Terbatas Secured Overnight Financing Rate To Be Announced Uniform Mortgage-Backed Securities Authority Development General Obligation

The Hartford Total Return Bond Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$553,550,873	$—	$553,550,873	$—
Corporate Bonds	594,965,303	—	594,965,303	—
Foreign Government Obligations	99,447,136	—	99,447,136	—
Municipal Bonds	21,114,752	—	21,114,752	—
Senior Floating Rate Interests	52,766,757	—	52,766,757	—
U.S. Government Agencies	1,052,480,776	—	1,052,480,776	—
U.S. Government Securities	555,787,450	—	555,787,450	—
Common Stocks
Energy	50,430	—	1,788	48,642
Preferred Stocks	412,842	412,842	—	—
Warrants	101	—	—	101
Short-Term Investments	31,753,560	22,496,564	9,256,996	—
Purchased Options	2,765,306	—	2,765,306	—
Foreign Currency Contracts(2)	726,240	—	726,240	—
Futures Contracts(2)	498,135	498,135	—	—

Swaps - Credit Default(2)	2,719,832	—	2,719,710	122

Total	$2,969,039,493	$23,407,541	$2,945,583,087	$48,865
Liabilities
Foreign Currency Contracts(2)	$(111,483)	$—	$(111,483)	$—
Futures Contracts(2)	(2,446,869)	(2,446,869)	—	—
Swaps - Credit Default(2)	(773,789)	—	(769,942)	(3,847)
Swaps - Interest Rate(2)	(11,748,666)	—	(11,748,666)	—

TBA Sale Commitments	(22,578,446)	—	(22,578,446)	—
Total	$(37,659,253)	$(2,446,869)	$(35,208,537)	$(3,847)

(1) For the period ended January 31, 2020, investments valued at $1,241,991 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

The Hartford World Bond Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.0%
	United States - 0.0%
47,282	Homer City Holdings LLC	$189,128
	Total Common Stocks
	(cost $2,698,660)	$189,128
Asset & Commercial Mortgage Backed Securities - 7.6%
	Bermuda - 0.1%
	Bellemeade Re Ltd.
$2,976,000	3.66%, 04/25/2029, 1 mo. USD LIBOR + 2.000%(1)(2)	2,985,273
	Radnor RE Ltd.
395,727	2.91%, 02/25/2029, 1 mo. USD LIBOR + 1.250%(1)(2)	395,670
		3,380,943
	Canada - 0.1%
	Canadian Pacer Auto Receivables Trust
785,000	3.63%, 01/19/2024(1)	808,745
	Master Credit Card Trust
175,000	3.74%, 07/21/2024(1)	180,198
3,278,000	3.80%, 01/21/2022(1)	3,295,066
1,499,000	4.02%, 07/21/2022(1)	1,515,323
		5,799,332
	Cayman Islands - 1.4%
	ALM VII Ltd.
2,000,000	5.38%, 07/15/2029, 3 mo. USD LIBOR + 3.550%(1)(2)	2,000,188
	ALM XVIII Ltd.
2,960,000	3.48%, 01/15/2028, 3 mo. USD LIBOR + 1.650%(1)(2)	2,960,666
	Apidos CLO XII
2,125,000	4.43%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(1)(2)	2,065,972
	Arbor Realty Commercial Real Estate Notes Ltd.
1,295,000	3.43%, 09/15/2034, 1 mo. USD LIBOR + 1.750%(1)(2)	1,298,243
	Atrium IX
500,000	5.51%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	499,605
	Atrium XII
3,250,000	3.45%, 04/22/2027, 3 mo. USD LIBOR + 1.650%(1)(2)	3,249,977
	Bain Capital Credit CLO
1,330,000	3.59%, 07/25/2030, 3 mo. USD LIBOR + 1.800%(1)(2)	1,331,080
	BlueMountain CLO Ltd.
1,335,000	3.90%, 11/20/2028, 1 mo. USD LIBOR + 2.000%(1)(2)	1,332,311
	BSPRT Issuer Ltd.
2,350,000	2.73%, 09/15/2035, 3 mo. USD LIBOR + 1.050%(1)(2)	2,350,737
	Carbone CLO Ltd.
2,000,000	3.63%, 01/20/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,954,080
	Carlyle Global Market Strategies CLO Ltd.
2,500,000	3.24%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	2,487,655
	Carlyle U.S. CLO Ltd.
2,350,000	3.23%, 01/15/2030, 3 mo. USD LIBOR + 1.400%(1)(2)	2,345,779
	Cent CLO Ltd.
1,850,000	4.14%, 07/27/2030, 3 mo. USD LIBOR + 2.350%(1)(2)	1,849,726
500,000	4.57%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(1)(2)	486,354
	Clear Creek CLO
500,000	4.77%, 10/20/2030, 3 mo. USD LIBOR + 2.950%(1)(2)	492,138
	Covenant Credit Partners CLO Ltd.
1,015,000	3.68%, 10/15/2029, 3 mo. USD LIBOR + 1.850%(1)(2)	1,017,500
	Dryden CLO Ltd.
1,000,000	4.23%, 07/15/2030, 3 mo. USD LIBOR + 2.400%(1)(2)	1,001,805
	Falcon Aerospace Ltd.
2,226,504	3.60%, 09/15/2039(1)	2,234,819
	GoldentTree Loan Management US CLO 1 Ltd.
1,500,000	5.17%, 04/20/2029, 3 mo. USD LIBOR + 3.350%(1)(2)	1,501,626
	Highbridge Loan Management Ltd.
2,937,500	3.34%, 02/05/2031, 3 mo. USD LIBOR + 1.450%(1)(2)	2,932,421
	LCM L.P.
1,040,000	3.22%, 04/20/2028, 3 mo. USD LIBOR + 1.400%(1)(2)	1,040,200
2,240,000	3.77%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,239,980

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	LCM XXV Ltd.
$3,010,000	3.03%, 07/20/2030, 3 mo. USD LIBOR + 1.210%(1)(2)	$3,010,647
3,948,000	3.47%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	3,949,275
	Mach I
882,422	3.47%, 10/15/2039(1)	884,493
	Madison Park Funding Ltd.
1,000,000	3.42%, 10/21/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	1,000,372
1,750,000	3.72%, 04/20/2026, 3 mo. USD LIBOR + 1.900%(1)(2)	1,752,305
3,000,000	3.72%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	3,000,303
	Northwoods Capital Ltd.
2,935,000	3.21%, 06/20/2029, 3 mo. USD LIBOR + 1.300%(1)(2)	2,935,631
	Octagon Investment Partners Ltd.
2,140,000	3.70%, 01/22/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,097,247
2,765,000	4.05%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,755,464
	OZLM Ltd.
1,500,000	3.68%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,470,995
	Sound Point CLO II Ltd.
1,500,000	3.64%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,476,006
	Stewart Park CLO Ltd.
1,000,000	3.63%, 01/15/2030, 3 mo. USD LIBOR + 1.800%(1)(2)	986,144
	Thunderbolt Aircraft Lease
922,857	4.15%, 09/15/2038(1)(3)	951,610
	Voya CLO Ltd.
3,692,000	3.09%, 04/17/2030, 3 mo. USD LIBOR + 1.250%(1)(2)	3,699,498
2,500,000	3.73%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,478,920
2,390,000	4.03%, 10/15/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	2,392,854
1,295,000	4.07%, 10/18/2031, 3 mo. USD LIBOR + 2.250%(1)(2)	1,296,621
	Westcott Park CLO Ltd.
1,015,000	4.07%, 07/20/2028, 3 mo. USD LIBOR + 2.250%(1)(2)	1,015,447
	Zais CLO Ltd.
3,975,000	3.36%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	3,970,166
		79,796,860
	United States - 6.0%
	Aaset Trust
1,577,968	3.84%, 05/15/2039(1)	1,607,675
	Ajax Mortgage Loan Trust
984,733	3.16%, 09/25/2056(1)(4)	990,860
	Angel Oak Mortgage Trust LLC
3,222,401	2.92%, 10/25/2049(1)(4)	3,231,363
4,762,257	2.93%, 11/25/2059(1)(4)	4,780,150
870,263	3.50%, 07/25/2046(1)(3)	879,010
	BAMLL Commercial Mortgage Securities Trust
610,000	3.38%, 09/15/2034, 1 mo. USD LIBOR + 1.700%(1)(2)	611,911
	Banc of America Commercial Mortgage Trust
2,263,000	5.07%, 07/15/2049(4)	2,467,279
	Bellemeade Re Ltd.
873,725	2.96%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	874,333
5,470,000	3.61%, 07/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	5,498,378
	Benchmark Mortgage Trust
21,262,890	0.69%, 07/15/2051(4)(5)	729,015
2,773,435	1.21%, 03/15/2052(4)(5)	220,051
	BF NYT Mortgage Trust
2,450,000	4.18%, 11/15/2035, 1 mo. USD LIBOR + 2.500%(1)(2)	2,466,913
	BX Commercial Mortgage Trust
1,780,000	3.00%, 12/15/2029, 1 mo. USD LIBOR + 1.250%(1)(2)(6)	1,783,892
1,253,000	3.48%, 11/15/2035, 1 mo. USD LIBOR + 1.800%(1)(2)	1,257,776
3,975,000	3.68%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	3,992,413
	BX Trust
2,499,852	3.65%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(1)(2)	2,498,191
	CAMB Commercial Mortgage Trust
895,000	3.43%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	898,402
1,880,000	3.83%, 12/15/2037, 1 mo. USD LIBOR + 2.150%(1)(2)	1,889,402
	Cantor Commercial Real Estate
7,101,342	1.30%, 05/15/2052(4)(5)	593,752
	Citigroup Commercial Mortgage Trust

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$1,120,000	4.68%, 01/10/2036(1)	$1,209,091
1,865,000	4.90%, 01/10/2036(1)(4)	2,003,915
	Citigroup Mortgage Loan Trust
2,086,679	3.23%, 11/25/2070(1)(3)	2,087,718
	COLT Mortgage Loan Trust
402,491	3.87%, 10/26/2048(1)(4)	405,245
	Commercial Mortgage Trust
24,964,152	0.76%, 02/10/2047(4)(5)	539,917
	Connecticut Avenue Securities Trust
2,275,000	3.76%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,302,136
3,700,000	3.81%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	3,736,106
3,660,000	4.11%, 07/25/2031, 1 mo. USD LIBOR + 2.450%(1)(2)	3,710,003
485,000	4.94%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	490,313
2,400,000	6.01%, 07/25/2031, 3 mo. USD LIBOR + 4.350%(1)(2)	2,642,610
3,990,000	6.91%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	4,506,552
	CSAIL Commercial Mortgage Trust
11,368,490	0.78%, 08/15/2051(4)(5)	491,801
49,450,415	0.90%, 06/15/2057(4)(5)	1,624,327
13,550,812	0.98%, 04/15/2050(4)(5)	478,478
748,000	5.06%, 11/15/2051(4)	842,851
	CSMC Trust
932,911	3.25%, 04/25/2047(1)(4)	946,797
	DBUBS Mortgage Trust
551,375	0.88%, 11/10/2046(1)(4)(5)	1,526
	Domino's Pizza Master Issuer LLC
2,443,750	3.08%, 07/25/2047(1)	2,459,341
1,376,550	3.67%, 10/25/2049(1)	1,429,258
	Eagle RE Ltd.
1,091,741	3.36%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	1,093,695
875,000	3.46%, 04/25/2029, 1 mo. USD LIBOR + 1.800%(1)(2)	877,997
9,650,000	3.48%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(1)(2)(6)	9,647,451
	ExteNet LLC
1,315,000	3.20%, 07/26/2049(1)	1,345,164
	Fannie Mae Connecticut Avenue Securities
2,957,792	3.66%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	2,981,192
2,375,000	3.76%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,396,649
2,820,000	3.81%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	2,871,508
1,534,441	3.81%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,548,217
2,842,550	3.86%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	2,883,613
3,310,000	3.91%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	3,373,195
4,300,510	3.96%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	4,346,466
3,105,000	4.01%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	3,163,956
3,000,000	4.21%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	3,069,020
4,329,931	4.46%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(2)	4,448,907
1,730,000	4.66%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(2)	1,815,352
3,549,673	5.91%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(2)	3,780,921
3,650,000	5.91%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(2)	4,099,576
4,068,852	5.96%, 02/25/2025, 1 mo. USD LIBOR + 4.300%(2)	4,354,655
2,824,176	6.01%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	2,990,463
827,000	6.11%, 05/25/2030, 1 mo. USD LIBOR + 4.450%(2)	924,495
569,648	6.21%, 02/25/2025, 1 mo. USD LIBOR + 4.550%(2)	592,460
708,020	6.56%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	780,695
2,162,264	6.66%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(2)	2,342,671
2,017,538	6.66%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	2,148,136
857,487	6.91%, 10/25/2023, 1 mo. USD LIBOR + 5.250%(2)	945,663
3,629,116	7.21%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	3,893,791
1,665,321	7.36%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	1,849,583
3,662,262	7.56%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	3,968,906
1,689,969	8.61%, 08/25/2028, 1 mo. USD LIBOR + 6.950%(2)	1,849,354
	FCI Funding LLC
1,231,908	3.63%, 02/18/2031(1)	1,238,696
	Five Guys Funding LLC
2,039,588	4.60%, 07/25/2047(1)	2,157,264
	Freddie Mac Strips
1,441,429	5.00%, 09/15/2036(5)	277,756
	FREMF Mortgage Trust

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$2,753,000	3.60%, 11/25/2023(1)(4)		$2,818,480
1,855,000	3.88%, 07/25/2026(1)(4)		1,911,462
2,500,000	4.01%, 02/25/2050(1)(4)		2,619,198
1,546,000	4.05%, 06/25/2029(1)(4)		1,604,275
3,309,000	4.07%, 06/25/2049(1)(4)		3,458,338
880,000	4.10%, 07/25/2052(1)(4)		920,653
920,000	4.11%, 04/25/2051(1)(4)		966,736
2,175,000	4.17%, 07/25/2027(1)(4)		2,307,500
2,180,000	4.22%, 09/25/2025(1)(4)		2,283,332
3,155,000	4.30%, 04/25/2049(1)(4)		3,321,751
762,000	4.53%, 02/25/2052(1)(4)		821,014
	GM Financial Automobile Leasing Trust
3,155,000	3.95%, 05/22/2023		3,211,608
	GS Mortgage Securities Corp. Trust
1,923,795	3.13%, 07/15/2025, 1 mo. USD LIBOR + 1.450%(1)(2)		1,921,456
3,125,000	3.13%, 09/15/2031, 1 mo. USD LIBOR + 1.450%(1)(2)		3,121,179
675,000	3.18%, 07/15/2032, 1 mo. USD LIBOR + 1.500%(1)(2)		675,636
	GS Mortgage Securities Trust
3,601,178	1.13%, 02/10/2052(4)(5)		264,446
9,651,517	1.19%, 05/10/2050(4)(5)		638,602
	Hertz Vehicle Financing II L.P.
168,998	3.29%, 02/25/2024(1)		175,135
2,940,000	3.71%, 03/25/2023(1)		3,049,120
	Horizon Aircraft Finance Ltd.
1,867,500	3.43%, 11/15/2039(1)		1,867,908
2,161,918	4.46%, 12/15/2038(1)		2,251,754
	JP Morgan Chase Commercial Mortgage Securities Corp.
635,000	2.59%, 12/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)(6)		635,201
	JP Morgan Mortgage Trust
395,832	3.00%, 09/25/2044(1)(4)		395,566
	JPMBB Commercial Mortgage Securities Trust
48,720,961	0.79%, 09/15/2047(4)(5)		1,203,569
	KNSQ Mortgage Trust
1,651,000	3.48%, 05/15/2036, 1 mo. USD LIBOR + 1.800%(1)(2)		1,642,717
	Legacy Mortgage Asset Trust
4,094,760	3.25%, 11/25/2059(1)(3)		4,125,046
	LSTAR Securities Investment Ltd.
2,283,468	3.28%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)		2,283,687
3,164,568	3.28%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)		3,166,364
	LSTAR Securities Investment Trust
312,086	3.28%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)		310,504
1,078,493	3.48%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)		1,074,309
	MF1	Ltd.
3,025,000	3.66%, 12/25/2034, 1 mo. USD LIBOR + 2.000%(1)(2)		3,037,301
	MFA Trust
2,235,839	3.35%, 11/25/2047(1)(3)		2,239,909
	Morgan Stanley Bank of America Merrill Lynch Trust
12,418,901	1.17%, 10/15/2048(4)(5)		573,572
	Morgan Stanley Capital I Trust
8,907,931	1.59%, 06/15/2050(4)(5)		649,222
3,740,000	3.18%, 11/10/2036(1)		3,710,707
1,620,000	3.92%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)		1,617,674
	Mortgage Insurance-Linked Notes
1,040,000	4.56%, 11/26/2029, 1 mo. USD LIBOR + 2.900%(1)(2)		1,061,350
	Mosaic Solar Loans LLC
809,623	2.88%, 09/20/2040(1)		824,692
	MSCG Trust
1,305,000	2.86%, 10/15/2037, 1 mo. USD LIBOR + 1.180%(1)(2)		1,304,999
	MTRO Commercial Mortgage Trust
1,615,000	3.48%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)		1,612,973
	Nationstar HECM Loan Trust
664,465	2.65%, 06/25/2029(1)(4)		665,365
	Natixis Commercial Mortgage Securities Trust
800,000	4.46%, 01/15/2043(1)(4)		841,950
2,637,500	4.93%, 06/17/2038(1)(4)		2,853,114

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	New Residential Mortgage LLC
$971,601	4.09%, 07/25/2054(1)	$976,425
	New Residential Mortgage Loan Trust
357,198	3.25%, 09/25/2056(1)(4)	368,319
658,003	3.75%, 05/28/2052(1)(4)	687,905
1,274,038	4.00%, 02/25/2057(1)(4)	1,342,650
1,508,386	4.00%, 03/25/2057(1)(4)	1,596,794
	NRZ Excess Spread-Collateralized Notes
567,823	3.19%, 01/25/2023(1)	570,356
255,307	3.27%, 02/25/2023(1)	255,982
	OneMain Financial Issuance Trust
615,000	4.57%, 02/20/2029(1)	618,575
	Planet Fitness Master Issuer LLC
1,673,812	4.26%, 09/05/2048(1)	1,715,089
	PMT Credit Risk Transfer Trust
2,089,498	3.81%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	2,081,784
1,022,152	4.35%, 10/27/2022, 1 mo. USD LIBOR + 2.700%(1)(2)	1,028,827
	Preston Ridge Partners Mortgage Trust LLC
1,612,805	3.35%, 07/25/2024(1)(3)	1,617,216
1,317,342	3.35%, 11/25/2024(1)(3)	1,322,869
1,587,814	3.50%, 10/25/2024(1)(4)	1,595,078
1,318,253	4.00%, 08/25/2023(1)(2)(4)	1,326,645
1,182,036	4.48%, 10/25/2023(1)(2)(4)	1,196,178
	Pretium Mortgage Credit Partners LLC
3,062,501	3.11%, 07/27/2059(1)(3)	3,064,779
	Santander Retail Auto Lease Trust
3,505,000	3.66%, 05/20/2024(1)	3,569,805
	Sonic Capital LLC
1,828,417	4.03%, 02/20/2048(1)	1,908,318
	START Ireland
2,958,072	3.54%, 11/15/2044(1)	2,992,995
	Starwood Mortgage Residential Trust
1,723,564	4.38%, 10/25/2048(1)(4)	1,759,556
	Store Master Funding LLC
1,110,558	3.96%, 10/20/2048(1)	1,171,487
	Structured Agency Credit Risk Trust
1,310,000	2.91%, 02/25/2047, 1 mo. USD LIBOR + 1.250%(1)(2)	1,312,884
930,000	3.76%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(2)	941,579
	Towd Point Mortgage Trust
563,230	3.75%, 05/25/2058(1)(4)	588,206
590,092	3.75%, 11/25/2058(1)(4)	594,166
	Toyota Auto Loan Extended Note Trust
1,195,000	2.56%, 11/25/2031(1)	1,237,889
	US Mortgage Trust
1,560,000	4.64%, 05/13/2038(1)(4)	1,682,126
	Vantage Data Centers Issuer LLC
1,065,542	3.19%, 07/15/2044(1)	1,090,854
1,873,392	4.07%, 02/16/2043(1)	1,951,349
	Vericrest Opportunity Loan Trust
3,675,000	2.98%, 02/25/2050	3,675,000
2,668,889	3.18%, 10/25/2049(1)(3)	2,675,054
4,522,788	3.28%, 11/25/2049(1)(3)	4,529,517
1,571,767	3.35%, 08/25/2049(1)(3)	1,575,275
3,181,024	3.35%, 09/25/2049(1)(3)	3,187,856
1,599,257	3.97%, 02/25/2049(1)(3)	1,606,569
1,655,000	4.34%, 02/25/2050(1)(3)	1,655,000
	Verus Securitization Trust
3,054,545	3.00%, 11/25/2059(1)(3)	3,075,658
	Visio Trust
3,693,743	2.72%, 11/25/2054(1)(4)	3,727,544
	VOLT LXXII LLC
2,147,722	4.21%, 10/26/2048(1)(3)	2,153,144
	VOLT LXXX LLC
4,479,929	3.23%, 10/25/2049(1)(3)	4,492,030
	VOLT LXXXIII LLC
1,854,001	3.33%, 11/26/2049(1)(3)	1,859,738

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		VOLT LXXXIV LLC
	$1,137,247	3.23%, 01/25/2050(1)(3)	$1,137,394
	5,005,000	3.43%, 12/27/2049(1)(3)	5,007,455
		Wave USA
	2,084,187	3.60%, 09/15/2044(1)	2,106,278
		Wells Fargo Commercial Mortgage Trust
	2,000,000	3.07%, 08/15/2049(4)	1,993,689
		Wells Fargo N.A.
	6,368,640	0.82%, 12/15/2052(4)(5)	377,495
	7,779,525	0.97%, 09/15/2062(4)(5)	526,414
	3,710,271	1.13%, 02/15/2052(4)(5)	261,236
	10,376,190	1.19%, 04/15/2052(4)(5)	834,101
	348,000	2.50%, 09/15/2061(1)	293,059
		Westlake Automobile Receivables Trust
	975,000	3.28%, 12/15/2022(1)	985,350
	2,250,000	4.00%, 01/16/2024(1)	2,314,339
	3,790,000	4.53%, 05/15/2023(1)	3,871,870
		WF-RBS Commercial Mortgage Trust
	11,476,972	1.39%, 03/15/2047(4)(5)	439,106
		Wingstop Funding LLC
	1,344,838	4.97%, 12/05/2048(1)	1,387,388
			327,189,836
		Total Asset & Commercial Mortgage Backed Securities
		(cost $411,903,914)	$416,166,971
Corporate Bonds - 8.3%
		Canada - 0.4%
		1011778 BC ULC / New Red Finance, Inc.
	4,075,000	4.38%, 01/15/2028(1)	4,084,780
	2,600,000	5.00%, 10/15/2025(1)	2,682,420
		Bausch Health Cos., Inc.
	975,000	5.00%, 01/30/2028(1)	987,187
	188,000	5.88%, 05/15/2023(1)	189,645
	3,570,000	6.13%, 04/15/2025(1)	3,672,173
	250,000	7.00%, 03/15/2024(1)	259,175
		Bombardier, Inc.
	1,045,000	6.13%, 01/15/2023(1)	1,031,342
	2,595,000	7.88%, 04/15/2027(1)	2,458,633
		MEG Energy Corp.
	1,130,000	6.38%, 01/30/2023(1)	1,143,447
	1,160,000	6.50%, 01/15/2025(1)	1,215,100
		Tervita Corp.
	4,110,000	7.63%, 12/01/2021(1)	4,181,925
			21,905,827
		Cayman Islands - 0.2%
		Noble Holding International Ltd.
	1,916,000	7.88%, 02/01/2026(1)	1,369,940
		Park Aerospace Holdings Ltd.
	3,950,000	5.25%, 08/15/2022(1)	4,225,394
		Transocean, Inc.
	4,585,000	6.80%, 03/15/2038	2,934,400
			8,529,734
		France - 0.2%
		Altice France S.A.
EUR	5,610,000	2.50%, 01/15/2025(1)	6,213,990
	4,555,000	3.38%, 01/15/2028(1)	5,129,830
		La Financiere Atalian SASU
	2,335,000	4.00%, 05/15/2024(7)	2,162,342
			13,506,162
		Germany - 0.1%
		Techem Verwaltungsgesellschaft 675 mbH
	6,271,000	2.00%, 07/15/2025(1)	6,937,462
		Ireland - 0.0%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	$1,645,000	4.13%, 08/15/2026(1)	$1,692,297
	685,000	5.25%, 08/15/2027(1)	718,394
			2,410,691
		Italy - 0.2%
		UniCredit S.p.A.
		6.75%, 09/10/2021, (6.75% fixed rate until 09/10/2021; 5 year EUR
EUR	8,450,000	Swap + 6.100% thereafter)(2)(7)(8)(9)	10,039,185
		Jersey - 0.1%
		Adient Global Holdings Ltd.
	1,605,000	3.50%, 08/15/2024(7)	1,709,892
	$2,090,000	4.88%, 08/15/2026(1)	1,969,825
			3,679,717
		Luxembourg - 0.8%
		Altice Financing S.A.
EUR	2,075,000	2.25%, 01/15/2025(1)	2,255,528
	$2,920,000	7.50%, 05/15/2026(1)	3,120,604
		Altice Luxembourg S.A.
EUR	1,045,000	8.00%, 05/15/2027(7)	1,309,621
		ARD Finance S.A.
		(5.00% Cash, 5.75% PIK)
	2,105,000	5.00%, 06/30/2027(1)(10)	2,374,494
		(6.50% Cash, 7.25% PIK)
	$1,720,000	6.50%, 06/30/2027(1)(10)	1,775,728
		Medtronic Global Holdings SCA
EUR	17,480,000	0.00%, 03/07/2021(11)	19,431,898
	7,880,000	1.00%, 07/02/2031	9,219,902
		Rossini S.a.r.l.
	1,203,000	3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(1)(2)	1,344,447
			40,832,222
		Mult - 0.1%
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
	1,115,000	4.38%, 05/15/2026(1)	1,273,688
	$2,110,000	8.50%, 05/15/2027(1)	2,268,250
			3,541,938
		Netherlands - 0.2%
		Constellium SE
	1,415,000	5.88%, 02/15/2026(1)	1,460,987
		Diamond (BC) B.V.
EUR	2,090,000	5.63%, 08/15/2025(7)	2,274,105
		LKQ European Holdings B.V.
	2,565,000	3.63%, 04/01/2026(7)	2,944,704
		Teva Pharmaceutical Finance Netherlands B.V.
	$3,430,000	2.80%, 07/21/2023	3,189,317
	1,970,000	6.75%, 03/01/2028(12)	2,051,755
		Trivium Packaging Finance B.V.
EUR	510,000	3.75%, 08/15/2026(1)	591,368
			12,512,236
		Spain - 0.4%
		Banco de Sabadell S.A.
	12,400,000	1.75%, 05/10/2024(7)	14,262,613
6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap +
	4,200,000	6.414% thereafter)(2)(7)(8)(9)	4,919,555
		Banco Santander S.A.
	4,155,000	1.00%, 12/15/2024(4)(8)	4,246,826
			23,428,994
		Switzerland - 0.0%
		Credit Suisse Group AG
		6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD
	$1,995,000	Swap + 3.455% thereafter)(2)(7)(8)(9)	2,199,376

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		United Kingdom - 0.1%
		Ellaktor Value plc
EUR	4,895,000	6.38%, 12/15/2024(1)	$5,563,388
		United States - 5.5%
		Acrisure LLC / Acrisure Finance, Inc.
	$1,850,000	7.00%, 11/15/2025(1)	1,813,000
	6,090,000	8.13%, 02/15/2024(1)	6,508,687
	1,050,000	10.13%, 08/01/2026(1)	1,147,125
		Adams Homes, Inc.
	750,000	7.50%, 02/15/2025(1)(6)	770,625
		Adient U.S. LLC
	485,000	7.00%, 05/15/2026(1)	531,076
		American Axle & Manufacturing, Inc.
	305,000	6.25%, 04/01/2025	311,713
	820,000	6.50%, 04/01/2027	838,450
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	342,000	5.50%, 05/20/2025	365,940
	411,000	5.75%, 05/20/2027	449,018
	3,177,000	5.88%, 08/20/2026	3,477,226
		APX Group, Inc.
	1,405,000	7.63%, 09/01/2023(12)	1,373,388
	2,815,000	7.88%, 12/01/2022	2,862,892
	2,250,000	8.75%, 12/01/2020(12)	2,253,516
		B&G Foods, Inc.
	2,310,000	5.25%, 09/15/2027(12)	2,304,225
		Ball Corp.
EUR	4,345,000	0.88%, 03/15/2024	4,818,435
	3,735,000	1.50%, 03/15/2027	4,142,300
		Berry Global, Inc.
	$915,000	5.63%, 07/15/2027*(1)	972,188
		Berry Global, Inc.
	2,760,000	4.88%, 07/15/2026(1)	2,883,792
		Boyd Gaming Corp.
	2,160,000	4.75%, 12/01/2027(1)	2,208,600
	2,930,000	6.38%, 04/01/2026	3,115,322
		Brand Industrial Services, Inc.
	1,285,000	8.50%, 07/15/2025(1)	1,288,045
		Caesars Entertainment Corp.
	410,000	5.00%, 10/01/2024	790,788
		Cardtronics, Inc. / Cardtronics USA, Inc.
	1,025,000	5.50%, 05/01/2025(1)	1,060,875
		Catalent Pharma Solutions, Inc.
	460,000	4.88%, 01/15/2026(1)	472,650
		Centene Corp.
	1,730,000	4.25%, 12/15/2027(1)	1,803,525
	1,810,000	4.63%, 12/15/2029(1)	1,945,569
		Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
	4,110,000	5.75%, 03/01/2025(1)	4,185,953
		Charles River Laboratories International, Inc.
	990,000	4.25%, 05/01/2028(1)	1,004,434
		Chesapeake Energy Corp.
	2,625,000	11.50%, 01/01/2025(1)(12)	2,112,337
		CHS/Community Health Systems, Inc.
	4,415,000	6.63%, 02/15/2025(1)(6)	4,459,945
	1,580,000	8.13%, 06/30/2024(1)(12)	1,419,614
		Clearway Energy Operating LLC
	2,565,000	4.75%, 03/15/2028(1)	2,639,000
		CNH Industrial Capital LLC
	1,910,000	4.38%, 11/06/2020(12)	1,942,947
		Coty, Inc.
	1,500,000	6.50%, 04/15/2026(1)(12)	1,563,750
		Credit Acceptance Corp.
	4,350,000	5.13%, 12/31/2024(1)	4,545,750
		CSC Holdings LLC
	1,424,000	10.88%, 10/15/2025(1)	1,577,365

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		CVS Health Corp.
	$7,270,000	2.61%, 03/09/2021, 3 mo. USD LIBOR + 0.720%(2)	$7,313,536
		Eldorado Resorts, Inc.
	1,480,000	6.00%, 04/01/2025	1,548,716
	535,000	6.00%, 09/15/2026	586,494
		Endo Dac / Endo Finance LLC / Endo Finco, Inc.
	2,615,000	6.00%, 07/15/2023(1)	2,000,475
	2,015,000	6.00%, 02/01/2025(1)	1,395,388
		Energy Transfer Operating L.P.
	2,570,000	4.25%, 03/15/2023	2,704,301
		FelCor Lodging L.P.
	3,190,000	6.00%, 06/01/2025	3,309,625
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	1,336,000	6.50%, 05/01/2021(12)	1,162,320
	865,000	6.75%, 01/15/2022(12)	735,250
		Fidelity National Information Services, Inc.
EUR	10,900,000	0.63%, 12/03/2025	12,302,198
		Foresight Energy LLC / Foresight Energy Finance Corp.
	$2,025,000	11.50%, 04/01/2023(1)	49,359
		Freeport-McMoRan, Inc.
	9,695,000	3.88%, 03/15/2023	9,888,900
		Genworth Holdings, Inc.
	660,000	4.80%, 02/15/2024	658,350
	2,300,000	4.90%, 08/15/2023	2,323,000
	1,475,000	7.63%, 09/24/2021	1,556,125
		Gray Television, Inc.
	1,785,000	5.13%, 10/15/2024(1)	1,843,012
	220,000	5.88%, 07/15/2026(1)	230,175
		HCA Healthcare, Inc.
	1,800,000	6.25%, 02/15/2021	1,861,691
		HCA, Inc.
	3,450,000	5.38%, 09/01/2026	3,881,422
	2,530,000	7.50%, 11/15/2095(12)	3,111,900
		Hill-Rom Holdings, Inc.
	2,025,000	4.38%, 09/15/2027(1)	2,070,562
		iHeartCommunications, Inc.
	1,810,000	4.75%, 01/15/2028(1)	1,844,879
	1,545,000	5.25%, 08/15/2027(1)	1,610,663
		Infor U.S., Inc.
	1,730,000	6.50%, 05/15/2022	1,742,975
		IQVIA, Inc.
EUR	2,755,000	2.25%, 01/15/2028(1)	3,100,016
		Jacobs Entertainment, Inc.
	$2,835,000	7.88%, 02/01/2024(1)	3,004,519
		Kaiser Aluminum Corp.
	4,085,000	4.63%, 03/01/2028(1)	4,166,700
		L Brands, Inc.
	4,110,000	5.63%, 02/15/2022	4,333,091
		Lamar Media Corp.
	835,000	3.75%, 02/15/2028(1)(6)	840,578
		Las Vegas Sands Corp.
	17,660,000	3.20%, 08/08/2024	18,230,979
		Lithia Motors, Inc.
	1,465,000	4.63%, 12/15/2027(1)	1,497,963
	1,255,000	5.25%, 08/01/2025(1)	1,295,788
		M/I Homes, Inc.
	2,075,000	4.95%, 02/01/2028(1)	2,137,250
		Mattel, Inc.
	3,455,000	5.88%, 12/15/2027(1)	3,631,723
		MGIC Investment Corp.
	1,025,000	5.75%, 08/15/2023	1,132,625
		Microchip Technology, Inc.
	7,680,000	3.92%, 06/01/2021	7,866,434
		Micron Technology, Inc.
	1,085,000	4.64%, 02/06/2024	1,184,122
		Navient Corp.

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$1,300,000	5.88%, 03/25/2021	$1,340,625
6,435,000	6.63%, 07/26/2021	6,781,525
4,160,000	7.25%, 01/25/2022	4,461,600
	NextEra Energy Operating Partners L.P.
2,880,000	4.25%, 07/15/2024(1)	3,003,034
	Novelis Corp.
615,000	5.88%, 09/30/2026(1)	651,900
	Party City Holdings, Inc.
1,730,000	6.63%, 08/01/2026(1)(12)	1,228,300
	Penske Automotive Group, Inc.
1,190,000	3.75%, 08/15/2020	1,195,206
	Performance Food Group, Inc.
4,200,000	5.50%, 10/15/2027(1)	4,420,500
	Presidio Holdings, Inc.
3,155,000	8.25%, 02/01/2028(1)	3,241,762
	Prestige Brands, Inc.
4,800,000	5.13%, 01/15/2028(1)	5,016,000
	PTC, Inc.
1,545,000	3.63%, 02/15/2025	1,558,519
	QEP Resources, Inc.
2,965,000	5.25%, 05/01/2023	2,846,400
1,800,000	5.63%, 03/01/2026	1,606,410
	Radian Group, Inc.
865,000	4.50%, 10/01/2024	921,398
	Revlon Consumer Products Corp.
3,070,000	6.25%, 08/01/2024	1,396,850
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,660,000	5.13%, 07/15/2023(1)	1,694,047
645,000	7.00%, 07/15/2024(1)	665,963
	SBA Tower Trust
1,665,000	2.84%, 01/15/2025(1)	1,723,381
	Sinclair Television Group, Inc.
3,090,000	5.63%, 08/01/2024(1)	3,178,837
	SM Energy Co.
1,310,000	5.00%, 01/15/2024	1,195,375
265,000	6.13%, 11/15/2022	262,350
	Springleaf Finance Corp.
1,740,000	7.75%, 10/01/2021	1,872,710
	Sprint Capital Corp.
1,775,000	8.75%, 03/15/2032	1,965,812
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3,660,000	4.74%, 09/20/2029(1)	3,865,875
4,660,000	5.15%, 09/20/2029(1)	5,079,400
	SS&C Technologies, Inc.
1,620,000	5.50%, 09/30/2027(1)	1,713,636
	Starwood Property Trust, Inc.
3,990,000	3.63%, 02/01/2021	4,004,962
	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming
	Finance Corp.
1,410,000	5.88%, 05/15/2025(1)	1,413,525
	Symantec Corp.
4,150,000	5.00%, 04/15/2025(1)	4,237,843
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
3,160,000	6.75%, 06/01/2025(1)	3,270,600
	TransDigm, Inc.
3,405,000	5.50%, 11/15/2027(1)	3,425,941
	TriMas Corp.
410,000	4.88%, 10/15/2025(1)	420,250
	United Rentals North America, Inc.
6,190,000	4.63%, 10/15/2025	6,325,406
	VICI Properties L.P. / VICI Note Co., Inc.
8,110,000	3.50%, 02/15/2025(1)(6)	8,233,596
2,525,000	4.25%, 12/01/2026(1)	2,591,483
2,110,000	4.63%, 12/01/2029(1)	2,204,950
	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
1,820,000	8.75%, 04/15/2023(1)	946,400

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Weight Watchers International, Inc.
	$1,050,000	8.63%, 12/01/2025(1)	$1,097,250
		West Street Merger Sub, Inc.
	2,050,000	6.38%, 09/01/2025(1)	2,019,250
		Western Digital Corp.
	245,000	4.75%, 02/15/2026	261,538
		WMG Acquisition Corp.
	1,126,000	5.50%, 04/15/2026(1)	1,185,115
		Xerox Corp.
	3,270,000	4.13%, 03/15/2023	3,384,450
			302,023,143
		Total Corporate Bonds
		(cost $451,789,006)	$457,110,075
Foreign Government Obligations - 62.4%
		Australia - 1.8%
		Australia Government Bond
AUD	84,654,000	3.00%, 03/21/2047(7)	$74,926,929
		New South Wales Treasury Corp.
	32,651,000	3.00%, 11/15/2028(7)	24,976,831
			99,903,760
		Canada - 19.1%
		Billets A Terme Du Quebec Zero
CAD	23,415,000	0.01%, 03/26/2020	17,647,238
		Canadian Government Bond
	96,710,000	0.75%, 03/01/2021	72,460,154
	86,021,000	0.75%, 09/01/2021	64,272,000
	241,722,000	1.50%, 06/01/2026	185,054,136
	466,802,000	2.25%, 03/01/2024	365,734,464
	59,734,000	2.25%, 06/01/2029	48,995,963
	139,794,000	3.50%, 06/01/2020	106,260,975
		Ontario T-Bill
	9,365,000	1.57%, 08/26/2020(13)	7,007,686
	35,122,000	1.62%, 02/26/2020(13)	26,506,574
		Province of Ontario Canada
	103,274,000	1.95%, 01/27/2023	78,777,445
		Province of Saskatchewan
	18,732,000	0.01%, 03/03/2020	14,133,077
		Quebec T-Bill
	21,073,000	1.60%, 02/14/2020(13)	15,913,029
	44,860,000	1.61%, 02/21/2020(13)	33,863,978
	9,366,000	1.62%, 02/28/2020(13)	7,067,813
			1,043,694,532
		Denmark - 9.6%
		Denmark Government Bond
DKK 3,519,786,000		0.25%, 11/15/2020	526,366,786
		Germany - 1.3%
		Kreditanstalt fuer Wiederaufbau
EUR	60,453,000	0.01%, 05/05/2027(7)	68,642,591
		Japan - 11.6%
		Japan Government Ten Year Bond
JPY 6,558,100,000		0.10%, 12/20/2029	61,503,484
		Japan Treasury Discount Bill
	15,140,800,000	0.11%, 04/06/2020(13)	139,763,106
	13,043,950,000	0.12%, 04/13/2020(13)	120,410,756
	13,220,150,000	0.12%, 04/20/2020(13)	122,041,189
	8,818,400,000	0.12%, 04/27/2020(13)	81,409,176
	11,483,600,000	0.17%, 02/10/2020(13)	105,984,169
			631,111,880
		Netherlands - 1.4%
		Nederlandse Waterschapsbank N.V.
EUR	30,478,000	1.00%, 09/03/2025(7)	36,350,253

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

		Netherlands Government Bond
	30,512,000	0.50%, 01/15/2040(1)(7)	$37,096,953
			73,447,206
		New Zealand - 5.5%
		New Zealand Government Bond
NZD	174,139,000	2.75%, 04/15/2025(7)	121,902,816
	73,347,000	2.75%, 04/15/2037(7)	54,898,714
	167,848,000	3.00%, 04/20/2029	124,282,144
			301,083,674
		Singapore - 2.0%
		Singapore Government Bond
SGD	82,960,000	1.75%, 04/01/2022	61,189,535
	67,543,000	2.25%, 06/01/2021	50,012,082
			111,201,617
		South Korea - 6.5%
		Korea Treasury Bond
KRW154,138,790,000		1.38%, 09/10/2024	129,145,808
	137,329,970,000	2.00%, 12/10/2021	116,662,300
	126,083,280,000	2.25%, 06/10/2025	109,985,258
			355,793,366
		Sweden - 3.6%
		Kommuninvest I Sverige AB
SEK 1,346,430,000		1.00%, 11/13/2023(7)	144,195,793
		Sweden Government Bond
	480,050,000	0.75%, 11/12/2029(1)(7)	53,780,918
			197,976,711
		Total Foreign Government Obligations
		(cost $3,390,343,496)	$3,409,222,123
Senior Floating Rate Interests - 3.0%(14)
		Canada - 0.1%
		B.C. Unlimited Liability Co.
	$3,777,239	3.40%, 11/19/2026	$3,770,629
		Denmark - 0.0%
		Nets Holding A/S
EUR	2,332,742	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	2,587,463
		France - 0.1%
		Numericable Group S.A.
	$4,377,494	4.40%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	4,331,005
		Luxembourg - 0.1%
		Almonde, Inc.
	3,687,132	5.28%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	3,644,140
		Netherlands - 0.1%
		Jacobs Douwe Egberts International B.V.
	5,375,762	3.81%, 11/01/2025, 3 mo. USD LIBOR + 1.750%	5,384,148
		United Kingdom - 0.1%
		Froneri International plc
EUR	2,545,000	0.00%, 01/29/2027(15)	2,825,833
	$730,000	0.00%, 01/29/2027(15)	731,825
EUR	100,000	0.00%, 01/31/2028(15)	112,707
	$100,000	0.00%, 01/31/2028(15)	101,500
		LGC Group Holdings Ltd.
EUR	585,000	0.00%, 01/22/2027(15)	650,254
		LGC Ltd.
	$2,750,000	0.00%, 01/22/2027(15)	2,753,437
		Sophos Group plc
	1,295,000	0.00%, 01/15/2027(15)	1,295,816
			8,471,372
		United States - 2.5%
		Advanced Drainage Systems, Inc.
	569,534	4.06%, 07/31/2026, 1 mo. USD LIBOR + 2.250%	572,854

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Asurion LLC
$2,878,594	4.65%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	$2,880,753
2,605,325	4.65%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,606,419
2,520,000	8.15%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	2,557,397
	AVSC Holding Corp.
6,022,725	4.99%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	5,992,611
	B&G Foods, Inc.
1,206,975	4.15%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	1,209,486
	Bass Pro Group LLC
2,219,324	6.65%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	2,209,159
	BCP Raptor LLC
3,184,810	5.90%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	2,904,547
3,208,875	6.40%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	2,910,065
	BellRing Brands LLC
2,235,000	6.65%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	2,268,525
	Belron Finance U.S. LLC
1,215,000	4.27%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	1,218,803
	Blackhawk Network Holdings, Inc.
2,950,075	4.65%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	2,949,544
	Brand Energy & Infrastructure Services, Inc.
2,238,012	6.09%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	2,234,274
	Caesars Entertainment Operating Co.
3,409,428	3.65%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	3,411,814
	Caesars Resort Collection LLC
4,307,761	4.40%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	4,303,324
	Catalent Pharma Solutions, Inc.
2,466,363	3.90%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	2,475,611
	CHG PPC Parent LLC
940,675	4.40%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	943,807
	Core & Main LP
6,441,812	4.57%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	6,423,711
	CSC Holdings LLC
1,762,688	4.18%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,766,548
	Cypress Intermediate Holdings, Inc.
6,508,312	4.40%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	6,513,389
	Diamond (BC) B.V.
2,239,337	4.78%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	2,172,157
	Dun & Bradstreet Corp.
3,485,000	6.66%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	3,503,296
	EVO Payments International LLC
4,321,998	4.90%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	4,339,545
	Flex Acquisition Co., Inc.
3,410,136	5.16%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	3,358,984
	Golden Entertainment, Inc.
3,831,050	4.67%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	3,835,839
	Hostess Brands LLC
3,425,150	3.99%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	3,426,212
	Hub International Ltd.
6,445,204	4.55%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	6,425,482
	Hyland Software, Inc.
2,563,792	5.15%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	2,572,996
	Level 3 Financing, Inc.
2,749,222	3.40%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	2,743,036
	Lower Cadence Holdings LLC
1,835,775	5.65%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	1,788,742
	Medallion Midland Acquisition LLC
4,231,818	4.90%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	4,168,341
	Messer Industries GmbH
843,625	4.45%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	843,625
	Microchip Technology, Inc.
1,391,238	3.65%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	1,394,424
	Pitney Bowes, Inc.
2,405,000	0.00%, 01/17/2025, 1 mo. USD LIBOR + 4.000%(15)	2,389,969
	PSAV Holdings LLC
2,930,000	6.18%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	2,937,325

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

	Quikrete Holdings, Inc.
$5,076,923	4.15%, 02/01/2027, 1 mo. USD LIBOR + 2.750%	$5,076,923
	Rexnord LLC
884,615	3.41%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	887,933
	Reynolds Consumer Products, Inc.
2,085,000	0.00%, 01/29/2027(15)	2,093,694
	Reynolds Group Holdings, Inc.
4,107,653	4.40%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	4,110,939
	Sprint Communications, Inc.
4,313,910	4.19%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	4,216,847
	SS&C Technologies Holdings Europe S.a.r.l.
547,452	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	547,337
	SS&C Technologies, Inc.
4,853,187	3.40%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	4,848,859
	Syneos Health, Inc.
2,008,800	3.65%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	2,013,822
	Tamko Building Products, Inc.
1,630,913	5.12%, 06/01/2026, 1 mo. USD LIBOR + 3.250%	1,637,028
	USI, Inc.
3,709,613	4.95%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,693,847
	Weight Watchers International, Inc.
2,676,383	6.72%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	2,674,724
		136,054,567
	Total Senior Floating Rate Interests
	(cost $164,048,514)	$164,243,324
U.S. Government Agencies - 3.0%
	Mortgage-Backed Agencies - 2.9%
	FHLMC - 1.0%
$31,891,133	0.42%, 11/25/2027(4)(5)	$670,364
2,709,712	1.77%, 01/25/2048(4)(5)	287,187
3,690,853	1.78%, 09/25/2041(4)(5)	201,081
3,197,220	1.93%, 11/25/2047(4)(5)	466,986
5,823,080	2.02%, 10/25/2047(4)(5)	890,945
6,340,248	2.07%, 10/25/2044(4)(5)	844,037
11,435,000	2.08%, 02/25/2041(4)(5)	212,166
1,479,915	2.09%, 01/25/2046(4)(5)	235,548
2,075,000	2.17%, 01/25/2030(4)(5)	339,767
7,245,592	2.18%, 06/25/2044(4)(5)	866,552
6,087,872	2.28%, 01/25/2042(4)(5)	463,281
3,742,315	2.39%, 12/25/2045(4)(5)	633,864
1,070,000	2.39%, 01/25/2051(4)(5)	182,163
9,396,703	3.00%, 05/15/2034(5)	847,087
2,535,000	3.06%, 02/25/2049, 1 mo. USD LIBOR + 1.400%(1)(2)	2,542,058
4,624,865	3.50%, 01/15/2033(5)	553,466
1,905,023	3.50%, 05/15/2036(5)	248,500
2,915,000	3.51%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	2,927,772
1,955,000	3.55%, 01/25/2050, 1 mo. USD LIBOR + 1.900%(1)(2)(6)	1,958,770
105,000	3.71%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	105,879
1,565,000	3.71%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	1,578,289
1,465,000	3.81%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(1)(2)	1,468,363
595,000	3.96%, 01/25/2050, 1 mo. USD LIBOR + 2.300%(1)(2)	596,009
3,000,000	3.96%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	3,052,397
1,130,000	3.96%, 10/25/2048, 1 mo. USD LIBOR + 2.300%(1)(2)	1,152,422
4,111,359	4.01%, 04/25/2030, 1 mo. USD LIBOR + 2.350%(2)	4,208,976
785,000	4.01%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	795,259
761,086	4.11%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(2)	769,624
1,794,013	4.11%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	1,820,289
3,120,000	4.16%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	3,232,170
2,737,000	4.31%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(2)	2,826,782
1,885,000	4.44%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,928,363
2,570,000	4.61%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(1)(2)	2,655,656
957,285	5.00%, 02/15/2048(5)	185,549
1,095,000	6.01%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	1,218,655
1,168,774	6.31%, 10/25/2028, 1 mo. USD LIBOR + 4.650%(2)	1,257,992
2,775,000	6.41%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	3,187,584

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

$3,065,000	6.81%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(2)	$3,384,260
		50,796,112
	FNMA - 0.2%
5,872,831	3.00%, 01/25/2028(5)	$431,873
5,346,587	3.50%, 04/25/2028(5)	426,266
1,995,000	3.66%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	2,005,322
1,990,000	3.76%, 09/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,012,338
4,517,113	4.00%, 01/25/2028(5)	398,849
1,643,407	4.00%, 04/25/2032(5)	204,456
4,015,199	4.06%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	4,067,223
550,000	5.41%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	575,991
2,539,295	5.50%, 09/25/2044(5)	552,321
1,157,199	5.50%, 06/25/2048(5)	228,973
3,845,157	6.50%, 03/25/2045(5)	1,035,723
		11,939,335
	GNMA - 0.3%
7,145,000	3.00%, 02/01/2050(16)	$7,348,186
4,842,625	3.50%, 10/20/2029(5)	459,469
4,432,935	3.50%, 01/20/2030(5)	447,817
4,776,591	3.50%, 11/20/2031(5)	502,873
1,287,750	4.00%, 01/16/2046(5)	261,415
5,504,026	4.50%, 12/16/2039(5)	1,136,328
318,542	4.50%, 04/20/2045(5)	50,371
3,034,274	4.50%, 05/20/2048(5)	465,554
1,643,103	5.00%, 05/16/2044(5)	335,719
1,578,542	5.00%, 07/16/2044(5)	312,536
1,550,445	5.00%, 12/16/2045(5)	316,705
2,637,889	5.00%, 07/16/2047(5)	586,814
1,239,493	5.00%, 09/20/2047(5)	243,405
1,322,464	5.00%, 11/16/2047(5)	226,895
2,698,583	5.00%, 06/20/2048(5)	593,849
5,101,319	5.50%, 11/16/2046(5)	1,217,932
1,057,291	5.50%, 02/20/2047(5)	231,280
1,929,904	5.85%, 07/20/2039(4)(5)	390,641
2,204,174	6.00%, 09/20/2045(5)	441,231
		15,569,020
	UMBS - 1.4%
10,375,000	2.50%, 02/15/2035(16)	$10,561,426
14,175,000	3.00%, 02/15/2035(16)	14,602,465
24,650,000	3.00%, 02/15/2050(16)	25,208,699
11,710,000	4.00%, 02/15/2050(16)	12,234,205
13,900,000	5.00%, 02/12/2050(16)	14,893,090
		77,499,885

		155,804,352
	SLC Student Loan Trust - 0.0%

834,356	2.79%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	817,954

	SLM Student Loan Trust - 1.0%

361,102	2.31%, 05/26/2026, 1 mo. USD LIBOR + 0.650%(2)	348,882
1,574,096	2.54%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	1,514,293
1,621,504	3.29%, 04/25/2023, 3 mo. USD LIBOR + 1.500%(2)	1,630,509
2,412,369	3.49%, 07/25/2023, 3 mo. USD LIBOR + 1.700%(2)	2,434,222
		5,927,906
	Total U.S. Government Agencies
	(cost $161,965,533)	$162,550,212
U.S. Government Securities - 14.1%
	U.S. Treasury Bonds - 1.4%
33,087,346	0.75%, 02/15/2045(17)	$36,759,378
18,429,000	2.25%, 08/15/2049	19,400,842

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

19,284,000	3.00%, 02/15/2047		23,256,805
			79,417,025
	U.S. Treasury Notes - 12.7%
133,135,723	0.13%, 04/15/2022(17)		$133,398,264
103,535,030	0.38%, 07/15/2027(17)		107,976,529
116,435,000	1.38%, 04/30/2020(18)		116,362,228
91,100,000	1.75%, 04/30/2022(19)(20)		91,946,946
74,488,000	2.00%, 05/31/2024(18)		76,597,523
159,800,000	2.13%, 07/31/2024(18)		165,368,032
			691,649,522
	Total U.S. Government Securities
	(cost $753,076,184)		$771,066,547
Convertible Bonds - 0.1%
	Electronics - 0.1%
	Fortive Corp.
2,585,000	0.88%, 02/15/2022(1)		2,601,853
	Software - 0.0%
	Western Digital Corp.
1,959,000	1.50%, 02/01/2024		1,962,673
	Total Convertible Bonds
	(cost $4,558,120)		$4,564,526
Preferred Stocks - 0.0%
	United States - 0.0%
21,100	GMAC Capital Trust Series 2, 7.70%(2)		562,315
	Total Preferred Stocks
	(cost $552,899)		$562,315
Convertible Preferred Stocks - 0.1%
	United States - 0.1%
27,708	DTE Energy Co. , 6.25%		1,420,589
24,850	Elanco Animal Health, Inc. , 5.00%		1,360,811
	Total Convertible Preferred Stocks
	(cost $2,627,900)		$2,781,400
	Total Long-Term Investments
	(cost $5,343,564,226)		$5,388,456,621
Short-Term Investments - 3.4%
	Other Investment Pools & Funds - 3.1%
	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class,
172,053,249	1.49	%(21)	172,053,249
	Securities Lending Collateral - 0.3%
699,552	Citibank NA DDCA, 1.58%, 2/3/2020(21)		699,552
	Fidelity Investments Money Market Funds, Government Portfolio,
3,263,773	Institutional Class, 1.50%(21)		3,263,773
	Goldman Sachs Financial Square Funds, Government Fund, Institutional
2,757,720	Class, 1.72%(21)		2,757,720
1,003,021	JPMorgan Prime Money Market Fund, 1.69%(21)		1,003,021
	Morgan Stanley Institutional Liquidity Funds, Prime Portfolio, Institutional
2,632,849	Class, 1.71%(21)		2,632,849
	State Street Institutional Liquid Reserves Fund, Institutional Class,
3,635,157	1.71	%(21)	3,635,157
			13,992,072
	Total Short-Term Investments
	(cost $186,045,321)		$186,045,321

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Total Investments Excluding Purchased Options
(cost $5,529,609,547)	102.0%	$5,574,501,942
Total Purchased Options
(cost $7,306,165)	0.3%	$14,453,077
Total Investments
(cost $5,536,915,712)	102.3%	$5,588,955,019
Other Assets and Liabilities	(2.3)%	(124,496,759)

Total Net Assets	100.0%	$5,464,458,260

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities was $672,148,533, representing 12.3% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2020. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $28,130,000 at January 31, 2020.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2020, the aggregate value of these securities was $658,593,191, representing 12.1% of net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Security is a zero-coupon bond.
(12)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(13)	The rate shown represents current yield to maturity.
(14)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit rate or other base lending rates
used	by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the
borrower	to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the
actual	remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a
floor	or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of
January	31, 2020.
(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)	Represents or includes a TBA transaction.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the
inflation-adjusted	principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of January 31, 2020,
the	market value of securities pledged was $106,556,935.
(19)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of January 31, 2020, the
market	value of securities pledged was $12,671,722.

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of January 31, 2020, the market value of securities pledged was $12,565,746.
(21)	Current yield as of period end.

OTC Swaption Contracts Outstanding at January 31, 2020

		Exercise	Pay/					Premiums
		Price/FX Receive							Paid		Unrealized
	Counter- Rate/		Floating Expiration				Number of	Market	(Received) Appreciation/
Description	party	Rate	Rate	Date	Notional Amount Contracts			Value †	by Fund	(Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-
BBA Interest Rate Swap
Expiring 05/06/57 *	JPM	2.38%	Receive	05/04/27	USD	6,000,000	6,000,000	$1,404,600	$636,000		$768,600
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BOA	2.45%	Receive	08/02/27	USD	1,195,000	1,195,000	295,524	102,770		192,754
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	3,200,000	3,200,000	791,360	328,640		462,720
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 09/24/59 *	DEUT	1.85%	Pay	09/20/29	USD	2,345,000	2,345,000	422,334	383,407		38,927

Total Calls								$2,913,818	$1,450,817		1,463,001
Puts
3 Month USD-LIBOR-
BBA Interest Rate Swap									1,248,00
Expiring 05/06/57 *	JPM	2.38%	Pay	05/04/27	USD	6,000,000	6,000,000	$486,000	$0		$(762,000)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	BOA	2.45%	Pay	08/02/27	USD	1,195,000	1,195,000	92,661	273,656		(180,995)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	3,200,000	3,200,000	248,128	632,320		(384,192)
3 Month USD-LIBOR-
BBA-Interest Rate Swap
Expiring 09/24/59 *	DEUT	1.85%	Receive	09/20/29	USD	2,345,000	2,345,000	342,839	383,407		(40,568)
						199,825,00
CDX.NA.33.V1 *	MSC	52.50%	Pay	04/15/20	USD	0	199,825,000	464,767	337,205		127,562
						178,275,00
ITRAXX.EUR.32.V1 *	BCLY	50.00%	Pay	04/15/20	EUR	0	178,275,000	337,833	328,845		8,988

Total Puts								$1,972,228	$3,203,433	$(1,231,205)

Total purchased swaption contracts							$4,886,046	$4,654,250			$231,796

* Swaptions with forward premiums.

		OTC Swaption Contracts Outstanding at January 31, 2020

		Exercise	Pay/					Premiums
		Price/FX Receive							Paid		Unrealized
	Counter- Rate/		Floating Expiration				Number of	Market	(Received) Appreciation/
Description	party	Rate	Rate	Date	Notional Amount Contracts			Value †	by Fund	(Depreciation)
Written swaption contracts:
Puts
						(199,825,00			(129,88
CDX.NA.33.V1	MSC	67.50 USD Receive		04/15/20	USD	0)	(199,825,000) $ (187,206)		$6	) $	(57,320)
						(178,275,00			(118,85
ITRAXX.EUR.32.V1	BCLY	65.00 EUR Receive		04/15/20	USD	0)	(178,275,000) $ (115,053)			9)	3,806
									(248,745
Total Puts								$(302,259)	$ )$		(53,514)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

									$(302,259	(248,745
Total written swaption contracts									$ )	$		) $	(53,514)

Exchange-Traded Option Contracts Outstanding at January 31, 2020

										Premiums
										Paid			Unrealized
Exercise Price/FX Rate/				Expiration		Number of	Notional		Market (Received) Appreciation/
Description	Rate			Date		Contracts	Amount		Value †	by Fund			(Depreciation)
Purchased option contracts:
Calls
U.S. Treasury 5-Year Futures							17,494,00

Options		120.00	USD	02/21/20		17,494	USD	0	$9,567,031	$2,651,915			6,915,116

												2,651,
Total purchased option contracts									$9,567,031			$915	$6,915,116

Exchange-Traded Options Contracts Outstanding at January 31, 2020
										Premiums
										Paid			Unrealized
		Exercise Price/		Expiration		Number of	Notional		Market (Received) Appreciation/
Description		FX Rate/ Rate		Date		Contracts	Amount		Value † by Fund (Depreciation)
Written option contracts:
Calls
									(2,596,766
U.S. Treasury 5-Year Futures Options		120.50	USD	02/21/20	(8,747	) USD	(8,747,000)		$ )	$(596,918)			(1,999,848)
									(4,783,516
U.S. Treasury 5-Year Futures Options		120.00	USD	02/21/20	(8,747	) USD	(8,747,000)		)	(607,867)			(4,175,649)
														(1,204,78
Total Calls									$				(7,380,282	) $	)

												(1,204,7
Total written option contracts									$(7,380,282		) $	85)		$(6,175,497)

		Futures Contracts Outstanding at January 31, 2020
													Value and
				Number					Current				Unrealized
				of					Notional				Appreciation/
Description				Contracts		Expiration Date			Amount				(Depreciation)

Long position contracts:
Australian 3-Year Bond Future				3,562		03/16/2020			$276,549,090				$519,123
Australian 10-Year Bond Future					908	03/16/2020			89,887,937				454,349
Euro BUXL 30-Year Bond Future					118	03/06/2020			27,600,028				1,176,640
Euro-BTP Future					208	03/06/2020			34,147,901				1,358,073
Euro-Schatz Future					43	03/06/2020			5,345,236				2,104
U.S. Treasury 10-Year Ultra Future					13	03/20/2020			1,893,531				41,632
Total													$3,551,921
Short position contracts:
Canadian Government 10-Year Bond Future					169	03/20/2020		$	18,155,304	$			(45,835)
Euro-BOBL Future				1,065		03/06/2020			159,406,348			(1,142,605)
Euro-Bund Future					515	03/06/2020			99,975,934			(1,182,939)
Long Gilt Future					557	03/27/2020			99,250,854			(358,580)
U.S. Treasury 2-Year Note Future					438	03/31/2020			94,765,407				(72,662)
U.S. Treasury 5-Year Note Future				2,596		03/31/2020			312,351,533			(1,514,510)
U.S. Treasury 10-Year Note Future					276	03/20/2020			36,337,125			(529,943)
U.S. Treasury Long Bond Future					88	03/20/2020			14,390,750			(447,817)
U.S. Treasury Ultra Bond Future					156	03/20/2020			30,215,250			(1,139,582)

Total												$(6,434,473)

Total futures contracts												$(2,882,552)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

TBA Sale Commitments Outstanding at January 31, 2020
				Unrealized
	Principal			Appreciation/
Description	Amount	Maturity Date	Market Value †	(Depreciation)
UMBS, 3.50%	$18,455,000	02/15/2050	$(19,050,462)	$(59,114)
Total (proceeds receivable $18,991,348)			$(19,050,462)	$(59,114)

At January 31, 2020, the aggregate market value of TBA Sale Commitments represents (0.3)% of total net assets.

		OTC Credit Default Swap Contracts Outstanding at January 31, 2020

						Periodic	Upfront		Upfront				Unrealized
	Counter- Notional (Pay)/Receive Expiration					Payment Premiums			Premiums		Market	Appreciation/
Reference Entity		party Amount (a) Fixed Rate			Date	Frequency	Paid		Received		Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-

.11	MSC USD		3,750,000	(3.00%)	11/18/54	Monthly	$182,367	$	—$		39,459		(142,908)

Total traded indices							$182,367		$—		$39,459		$(142,908)
Credit default swaps on single-name issues:
Buy protection:
Algeco Global
Finance plc	GSC	EUR	920,000	(5.00%)	12/20/24	Quarterly	$—		$(18,864	) $	(17,231	)$	1,633
Banco
Santander S.A. BNP		EUR	4,370,000	(1.00%)	06/20/23	Quarterly	—		(52,512)		(95,710)		(43,198)
Banco
Santander S.A. BNP		EUR	6,880,000	(1.00%)	06/20/23	Quarterly	—		(82,673)		(150,683)		(68,010)
Deutsche Bank
AG	MSC	EUR	5,470,000	(1.00%)	12/20/24	Quarterly	685,099		—		320,796		(364,303)
Ineos Group
Holdings S.A.	BOA	EUR	6,800,000	(5.00%)	12/20/24	Quarterly	—		(988,643)		(1,053,099)		(64,456)
Loxam S.A.S.	GSC	EUR	970,000	(5.00%)	12/20/24	Quarterly	17,940		—		(15,083)		(33,023)
MDC Holdings,
Inc.	JPM	USD	3,075,000	(1.00%)	03/20/20	Quarterly	2,864		—		(7,508)		(10,372)
Naturgy Energy
Group S.A.	GSC	EUR	14,200,000	(1.00%)	12/20/23	Quarterly	—		(152,736)		(452,090)		(299,354)
Tesco plc	BCLY	EUR	15,550,000	(1.00%)	06/20/23	Quarterly	—		(30,661)		(334,669)		(304,008)

Total							$705,903		$(1,326,089) $ (1,805,277) $ (1,185,091)
Credit default swaps on single-name issues:
Sell protection:
Liberty
Interactive LLC	GSC	USD	1,425,000	5.00%	03/20/20	Quarterly	$4,353	$	— $		17,705		$13,352
Liberty
Interactive LLC BCLY		USD	850,000	5.00%	03/20/20	Quarterly	2,237		—		10,561		8,324

Total							$6,590		$—		$28,266		$21,676

Total single-name issues							$712,493		$(1,326,089) $(1,777,011)$ (1,163,415)

Total OTC contracts							$894,860		$(1,326,089) $(1,737,552)$ (1,306,323)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2020

			Periodic		Unrealized
	Notional	(Pay)/Receive	Expiration Payment		Appreciation/
Reference Entity	Amount (a)	Fixed Rate	Date Frequency Cost Basis	Value †	(Depreciation)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

Credit default swaps on indices:
Sell protection:
						(7,391,545

CDX.NA.HY.33.V2	USD	83,488,680	(5.00%)	12/20/24	Quarterly	$ )	$(7,400,257)	(8,712)
Credit default swaps on single-name issues:
Buy protection:
Dillard's, Inc.	USD	3,670,000	(5.00%)	12/20/24	Quarterly	$(544,906)	$(694,830)	(149,924)
Kohl’s Corp.	USD	4,080,000	(1.00%)	12/20/24	Quarterly	87,319	67,343	(19,976)
						(1,062,264
Navient Corp.	USD	8,070,000	(5.00%)	12/20/24	Quarterly	)	(974,239)	88,025
Rexel S.A.	EUR	820,000	(5.00%)	12/20/24	Quarterly	(157,913)	(178,537)	(20,624)
Tenet Healthcare
Corp.	USD	8,240,000	(5.00%)	12/20/24	Quarterly	(262,691)	(923,095)	(660,404)
United States Steel
Corp.	USD	9,560,000	(5.00%)	12/20/24	Quarterly	486,676	505,273	18,597

Total						$(1,453,779) $ (2,198,085) $		(744,306)

Total single-name issues						$(1,453,779) $ (2,198,085) $		(744,306)

Total						$(8,845,324) $ (9,598,342) $		(753,018)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

		OTC Interest Rate Swap Contracts Outstanding at January 31, 2020

		Payments				Periodic Upfront		Upfront			Unrealized
Counter- Payments made		received by	Notional	Expiration		Payment Premiums		Premiums			Appreciation/
party	by Fund	Fund	Amount		Date	Frequency	Paid	Received	Value †		(Depreciation)
		3 Mo. KRW		14,479,301,00
BOA	1.41% Fixed	KSDA	KRW	0	03/18/25	Quarterly $	—	$ — $	(78,386	) $	(78,386)
		3 Mo. KRW		29,555,622,00
GSC	1.37% Fixed	KSDA	KRW	0	03/18/25	Quarterly	—	—	(109,466)		(109,466)
		3 Mo. KRW
GSC	1.45% Fixed	KSDA	KRW 7,635,202,000		03/18/30	Quarterly	—	—	(87,964)		(87,964)
		3 Mo. KRW		22,351,797,00
JPM	1.43% Fixed	KSDA	KRW	0	03/18/25	Quarterly	—	—	(137,759)		(137,759)
		3 Mo. KRW
JPM	1.45% Fixed	KSDA	KRW 7,679,528,000		03/18/30	Quarterly	—	—	(87,118)		(87,118)
		3 Mo. KRW		19,040,932,00
JPM	1.46% Fixed	KSDA	KRW	0	03/18/30	Quarterly	—	—	(237,861)		(237,861)

Total							$—	$—	$(738,554)		(738,554)

		Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2020

		Payments				Periodic	Upfront	Upfront			Unrealized
Payments made by		received by			Expiration Payment Premiums			Premiums			Appreciation/
	Fund	Fund	Notional Amount		Date	Frequency	Paid	Received	Value †		(Depreciation)
3 Mo. CAD CDOR		2.09% Fixed	CAD	35,851,000	09/15/24	Semi-Annual$	—	$(7,145)	$(391,184)		(384,039)
3 Mo. CAD CDOR		1.97% Fixed	CAD	49,803,000	06/17/25	Semi-Annual	5,447	—	(638,822)		(644,269)
3 Mo. CAD CDOR		1.78% Fixed	CAD	11,572,000	03/18/30	Semi-Annual	18,259	—	(62,069)		(80,328)
3 Mo. NZD NZDBBR
FRA		1.77% Fixed	NZD	105,105,000	06/16/23	Semi-Annual	—	—	879,293		879,293
3 Mo. NZD NZDBBR
FRA		1.80% Fixed	NZD	72,320,000	06/16/23	Semi-Annual	—	—	629,075		629,075
3 Mo. NZD NZDBBR
FRA		1.77% Fixed	NZD	17,890,000	06/16/23	Semi-Annual	—	—	148,873		148,873
3 Mo. NZD NZDBBR
FRA		1.39% Fixed	NZD	102,266,930	09/15/23	Semi-Annual	—	—	339,284		339,284
3 Mo. NZD NZDBBR
FRA		1.40% Fixed	NZD	52,714,620	09/15/23	Semi-Annual	—	—	182,652		182,652
3 Mo. NZD NZDBBR
FRA		1.39% Fixed	NZD	52,100,450	09/15/23	Semi-Annual	—	—	175,592		175,592

The Hartford World Bond Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

3 Mo. NZD NZDBBR
FRA	1.07% Fixed
3 Mo. NZD NZDBBR
FRA	1.07% Fixed
3 Mo. NZD NZDBBR
FRA	1.00% Fixed
3 Mo. NZD NZDBBR
FRA	0.96% Fixed
3 Mo. NZD NZDBBR
FRA	2.19% Fixed
3 Mo. NZD NZDBBR
FRA	1.13% Fixed
3 Mo. NZD NZDBBR
FRA	2.97% Fixed
3 Mo. NZD NZDBBR
FRA	1.44% Fixed
3 Mo. SEK STIBOR	0.72% Fixed
3 Mo. SEK STIBOR	0.34% Fixed
3 Mo. SEK STIBOR	1.72% Fixed
3 Mo. SEK STIBOR	0.50% Fixed
3 Mo. SEK STIBOR	0.34% Fixed
3 Mo. USD LIBOR	1.78% Fixed
3 Mo. USD LIBOR	1.53% Fixed
3 Mo. USD LIBOR	2.79% Fixed
3 Mo. USD LIBOR	1.84% Fixed
3 Mo. USD LIBOR	2.88% Fixed
3 Mo. USD LIBOR	2.87% Fixed
3 Mo. USD LIBOR	2.39% Fixed
3 Mo. USD LIBOR	1.79% Fixed
3 Mo. ZAR JIBAR	7.66% Fixed
6 Mo. AUD BBSW	1.84% Fixed
6 Mo. AUD BBSW	1.03% Fixed
6 Mo. AUD BBSW	2.25% Fixed
6 Mo. AUD BBSW	1.34% Fixed
6 Mo. EUR EURIBOR 0.41% Fixed 6 Mo. EUR EURIBOR 0.00% Fixed 6 Mo. EUR EURIBOR 1.16% Fixed 6 Mo. EUR EURIBOR 0.00% Fixed
6 Mo. GBP LIBOR	0.81% Fixed
6 Mo. GBP LIBOR	1.06% Fixed
6 Mo. JPY LIBOR	0.00% Fixed
6 Mo. NOK NIBOR	1.91% Fixed
6 Mo. NOK NIBOR	1.72% Fixed
6 Mo. NOK NIBOR	1.97% Fixed
Total

NZD	48,855,000	12/15/23	Semi-Annual $	—	$—	$(45,458)	(45,458)

NZD	73,965,000	12/15/23	Semi-Annual	—	—	(69,287)	(69,287)

NZD	49,595,000	12/15/23	Semi-Annual	—	—	(86,435)	(86,435)

NZD	83,457,000	12/15/23	Semi-Annual	—	—	(186,445)	(186,445)

NZD	39,109,000	09/15/24	Semi-Annual	23,934	—	753,303	729,369

NZD	29,036,000	03/18/25	Semi-Annual	—	(16,489)	(42,282)	(25,793)

NZD	27,960,000	06/19/29	Semi-Annual	2,039	—	1,122,019	1,119,980

NZD	13,400,000	03/18/30	Semi-Annual	—	(10,674)	(2,725)	7,949
SEK	235,927,000	09/15/24	Annual	—	(1,177)	362,971	364,148
SEK	170,133,000	06/17/25	Annual	—	(2,074)	94,376	96,450
SEK	142,216,000	03/20/29	Annual	—	(1,585)	849,757	851,342
SEK	406,376,000	12/18/29	Annual	121,782	—	329,693	207,911
SEK	78,379,000	03/18/30	Annual	—	(84,537)	(80,447)	4,090
USD	27,995,000	12/15/24	Semi-Annual	21,919	—	(403,135)	(425,054)
USD	38,139,000	03/18/25	Semi-Annual	92,438	—	(393,087)	(485,525)
USD	33,942,000	09/30/25	Semi-Annual	—	—	(2,941,407) (2,941,407)
USD	8,689,000	06/17/30	Semi-Annual	—	(12,400)	(303,540)	(291,140)
USD	1,475,000	12/31/48	Semi-Annual	—	—	(421,216)	(421,216)
USD	737,500	01/28/49	Semi-Annual	—	—	(215,442)	(215,442)
USD	1,450,000	05/31/49	Semi-Annual	—	—	(245,725)	(245,725)
USD	1,635,000	09/24/49	Semi-Annual	—	—	(48,630)	(48,630)
ZAR 1,011,035,000		03/18/30	Quarterly	—	(180,471)	(756,807)	(576,336)
AUD	37,316,000	09/15/24	Semi-Annual	—	—	780,309	780,309
AUD	27,046,000	06/17/25	Semi-Annual	37,532	—	205,645	168,113
AUD	27,325,000	09/18/29	Semi-Annual	24,651	—	778,893	754,242
AUD	12,368,000	03/18/30	Semi-Annual	—	(31,164)	203,954	235,118
EUR	21,843,000	09/15/24	Annual	28,425	—	510,645	482,220
EUR	16,206,000	03/18/25	Annual	—	(9,070)	(42,691)	(33,621)
EUR	14,858,000	09/18/29	Annual	873	—	857,047	856,174
EUR	7,155,000	03/18/30	Annual	—	(103,951)	(63,242)	40,709
GBP	30,449,000	03/18/25	Semi-Annual	4,449	—	(296,820)	(301,269)
GBP	6,325,000	06/17/30	Semi-Annual	—	(14,053)	(266,757)	(252,704)
JPY 2,811,383,000		12/15/24	Semi-Annual	9,663	—	57,153	47,490
NOK	233,760,000	09/15/24	Annual	—	(809)	(220,859)	(220,050)
NOK	348,391,000	03/18/25	Annual	58,511	—	(96,787)	(155,298)
NOK	81,815,000	06/17/30	Annual	8,390	—	(208,522)	(216,912)

			$ 458,312		$(475,599)	$730,713	748,000

		Foreign Currency Contracts Outstanding at January 31, 2020
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
6,925,000	AUD	4,674,576	USD	GSC	02/05/20	$—	$(38,634)
8,230,000	AUD	5,578,008	USD	HSBC	02/05/20	—	(68,434)
5,163,000	AUD	3,550,619	USD	MSC	02/05/20	—	(94,249)
12,797,000	AUD	8,794,692	USD	BCLY	02/05/20	—	(227,739)
39,089,000	AUD	26,831,112	USD	CBK	02/05/20	—	(662,979)
68,499,000	AUD	47,055,388	USD	RBS	02/05/20	—	(1,198,729)
147,229,000	AUD	100,907,518	USD	CBA	02/05/20	—	(2,345,057)
147,228,000	AUD	101,054,796	USD	RBC	02/05/20	—	(2,493,004)
157,873,000	AUD	108,512,574	USD	DEUT	02/05/20	—	(2,824,486)
314,277,000	AUD	214,400,667	USD	JPM	02/05/20	—	(4,007,915)
151,017,000	AUD	101,038,377	USD	DEUT	03/05/20	115,581	—
151,017,000	AUD	101,055,140	USD	CBA	03/05/20	98,818	—
784,000	AUD	524,774	USD	CBK	03/05/20	364	—
1,566,000	AUD	1,049,147	USD	BCLY	03/05/20	495	(706)
6,105,000	AUD	4,090,533	USD	ANZ	03/05/20	—	(1,292)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

784,000	AUD	528,066	USD	MSC	03/05/20	$—	$(2,928)
151,017,000	AUD	101,241,042	USD	BNP	03/05/20	—	(87,084)
203,045,000	AUD	137,011,105	USD	JPM	03/05/20	—	(1,007,837)
52,075,000	BRL	12,196,979	USD	MSC	02/04/20	—	(40,392)
120,992,000	BRL	28,790,145	USD	DEUT	02/04/20	—	(545,309)
1,338,814,000	CAD	1,011,127,726	USD	BNP	02/05/20	503,165	—
854,000	CAD	648,919	USD	CBK	02/05/20	—	(3,622)
1,992,000	CAD	1,519,123	USD	BCLY	02/05/20	—	(13,934)
2,251,000	CAD	1,719,943	USD	MSC	02/05/20	—	(19,049)
5,629,000	CAD	4,293,370	USD	JPM	02/05/20	—	(40,002)
132,410,000	CAD	100,740,509	USD	HSBC	02/05/20	—	(689,235)
2,132,000	CAD	1,611,078	USD	MSC	03/05/20	650	(795)
712,000	CAD	538,165	USD	JPM	03/05/20	—	(180)
71,921,000	CAD	54,508,760	USD	HSBC	03/05/20	—	(165,462)
401,197,000	CHF	414,439,161	USD	BCLY	02/05/20	2,228,099	—
44,811,000	CHF	46,138,566	USD	JPM	02/05/20	400,359	—
11,000,000	CHF	11,331,544	USD	CBK	02/05/20	92,619	—
5,141,000	CHF	5,271,590	USD	HSBC	02/05/20	67,648	—
2,764,000	CHF	2,846,606	USD	MSC	02/05/20	23,975	—
265,570,000	CHF	272,856,945	USD	HSBC	03/05/20	3,522,245	—
6,351,000	CHF	6,544,087	USD	MSC	03/05/20	65,410	—
5,829,000	CHF	6,020,192	USD	JPM	03/05/20	46,059	—
1,798,000	CHF	1,850,672	USD	BCLY	03/05/20	20,510	—
682,600,000	CLP	897,213	USD	GSC	02/05/20	—	(44,325)
2,852,900,000	CLP	3,615,843	USD	HSBC	02/05/20	—	(51,230)
819,120,000	CLP	1,078,499	USD	CBK	02/05/20	—	(55,033)
2,069,000,000	CLP	2,680,399	USD	MSC	02/05/20	—	(95,245)
4,081,580,000	CLP	5,218,718	USD	DEUT	02/05/20	—	(118,906)
3,987,295,000	CLP	4,994,545	USD	DEUT	03/05/20	—	(14,721)
30,489,000	CNH	4,388,485	USD	MSC	02/05/20	—	(33,371)
74,061,000	CNH	10,664,545	USD	JPM	02/05/20	—	(85,514)
64,626,000	CNH	9,272,023	USD	MSC	03/05/20	—	(50,890)
7,360,532,000	COP	2,150,944	USD	CBK	02/05/20	676	—
3,555,644,000	DKK	523,312,091	USD	MSC	02/05/20	4,574,465	—
61,257,000	EUR	67,897,993	USD	JPM	02/05/20	68,230	(8,615)
2,229,000	EUR	2,469,912	USD	MSC	02/05/20	4,340	(1,433)
37,647,000	EUR	41,857,728	USD	CBK	02/05/20	16,167	(108,870)
772,522,000	EUR	862,588,198	USD	BCLY	02/05/20	1,150,469	(6,714,205)
1,037,000	EUR	1,144,642	USD	CBK	02/28/20	7,350	—
608,618,000	EUR	670,432,896	USD	TDB	03/05/20	5,982,435	—
9,924,000	EUR	10,935,097	USD	UBS	03/05/20	94,392	—
9,258,000	EUR	10,214,912	USD	BCLY	03/05/20	74,388	—
7,358,000	EUR	8,155,166	USD	BOA	03/05/20	22,482	—
30,997,000	GBP	40,602,334	USD	BCLY	02/05/20	334,514	—
20,850,000	GBP	27,329,534	USD	CBK	02/05/20	206,462	—
9,908,000	GBP	12,889,987	USD	JPM	02/05/20	195,225	—
3,718,000	GBP	4,879,317	USD	BOA	02/05/20	30,939	—
4,354,000	GBP	5,721,722	USD	BNP	02/05/20	28,481	—
993,000	GBP	1,290,742	USD	MSC	02/05/20	20,685	—
1,281,000	GBP	1,668,287	USD	GSC	02/28/20	24,493	—
4,940,000	GBP	6,456,655	USD	JPM	03/05/20	72,616	—
2,429,000	GBP	3,166,731	USD	CBK	03/05/20	43,714	—
910,000	GBP	1,184,194	USD	MSC	03/05/20	18,566	—
1,702,400,000	HUF	5,549,796	USD	MSC	02/05/20	47,665	—
6,320,620,000	HUF	20,750,264	USD	BCLY	02/05/20	39,201	(7,378)
2,843,300,000	HUF	9,292,741	USD	JPM	03/05/20	66,241	—
2,355,836,000	HUF	7,688,910	USD	MSC	03/05/20	65,539	—
155,983,000,00
0	IDR	11,165,569	USD	JPM	02/05/20	252,585	—
85,159,000,000	IDR	6,218,255	USD	BCLY	03/05/20	—	(530)
25,371,000	ILS	7,341,305	USD	GSC	02/05/20	12,304	—
14,016,000	ILS	4,055,491	USD	CBK	03/05/20	12,073	—
16,073,000	ILS	4,672,927	USD	GSC	03/05/20	—	(8,403)
1,851,313,000	INR	25,661,002	USD	JPM	02/05/20	270,216	—
254,350,000	INR	3,566,071	USD	CSFB	02/05/20	—	(3,407)
308,960,000	INR	4,353,389	USD	SCB	02/05/20	—	(25,807)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

484,390,000	INR	6,814,716	USD	CBK	02/05/20	$—	$(29,898)
1,667,383,000	INR	23,244,619	USD	HSBC	03/05/20	38,517	—
27,481,268,000	JPY	249,698,570	USD	JPM	02/05/20	4,000,378	—
2,976,500,000	JPY	27,090,496	USD	HSBC	02/05/20	387,673	—
9,529,000,000	JPY	87,883,695	USD	MSC	02/05/20	85,217	—
101,820,270,00
0	JPY	942,729,627	USD	ANZ	02/05/20	296,650	(3,051,625)
75,641,065,000	JPY	696,047,337	USD	ANZ	03/05/20	3,322,316	—
767,384,000	JPY	7,052,355	USD	JPM	03/05/20	42,801	—
126,363,000	JPY	1,162,914	USD	BCLY	03/05/20	5,426	—
388,251,968,00
0	KRW	325,769,398	USD	JPM	02/05/20	7,810	—
77,128,996,000	KRW	66,310,447	USD	CBK	02/05/20	—	(1,592,503)
1,897,741,000	MXN	100,299,036	USD	CBK	02/05/20	102,328	(42,232)
152,378,000	MXN	8,033,001	USD	JPM	02/05/20	25,277	—
152,378,000	MXN	8,042,668	USD	SSG	02/05/20	15,610	—
386,251,000	MXN	20,343,153	USD	CBK	03/05/20	2,266	(7,678)
152,378,000	MXN	8,036,179	USD	MSC	03/05/20	—	(12,836)
152,378,000	MXN	8,045,938	USD	SSG	03/05/20	—	(22,595)
64,888,000	NOK	7,217,365	USD	CBK	02/05/20	—	(162,580)
77,404,000	NOK	8,610,376	USD	BCLY	02/05/20	—	(194,820)
131,215,000	NOK	14,659,339	USD	JPM	02/05/20	—	(393,317)
2,524,440,000	NOK	286,922,271	USD	BNP	02/05/20	—	(12,458,856)
100,675,000	NOK	10,926,977	USD	JPM	03/05/20	22,290	(2,460)
4,817,000	NOK	522,250	USD	MSC	03/05/20	1,522	—
50,290,000	NOK	5,492,405	USD	SSG	03/05/20	—	(24,165)
2,684,956,000	NOK	293,313,837	USD	BNP	03/05/20	—	(1,367,449)
817,000	NZD	535,270	USD	MSC	02/05/20	—	(7,132)
2,442,000	NZD	1,620,034	USD	CBK	02/05/20	—	(41,439)
5,383,000	NZD	3,542,347	USD	BCLY	02/05/20	—	(62,585)
480,541,000	NZD	310,717,811	USD	BNP	02/05/20	—	(79,006)
11,290,000	NZD	7,466,987	USD	JPM	02/05/20	—	(168,730)
1,648,000	NZD	1,069,950	USD	MSC	03/05/20	212	(4,436)
3,295,000	NZD	2,137,085	USD	JPM	03/05/20	—	(6,280)
2,627,000	NZD	1,706,586	USD	BCLY	03/05/20	—	(7,762)
17,278,000	PEN	5,215,055	USD	CBK	02/05/20	—	(113,194)
4,683,000	PEN	1,385,749	USD	CBK	03/05/20	—	(4,608)
44,561,000	PLN	11,444,972	USD	DEUT	02/05/20	56,231	—
9,814,000	PLN	2,591,087	USD	CBK	02/05/20	—	(58,092)
12,420,000	PLN	3,264,577	USD	BOA	02/05/20	—	(58,973)
9,814,000	PLN	2,521,129	USD	DEUT	03/05/20	12,258	—
1,113,740,000	RUB	17,831,816	USD	CBK	02/05/20	—	(423,022)
61,425,000	SEK	6,424,014	USD	BCLY	02/05/20	—	(41,940)
2,281,929,000	SEK	237,139,881	USD	CBK	02/05/20	56,974	(103,821)
280,150,000	SEK	29,242,487	USD	JPM	02/05/20	—	(134,826)
2,578,430,000	SEK	274,437,553	USD	SSG	02/05/20	—	(6,537,986)
2,583,483,000	SEK	268,728,255	USD	CBK	03/05/20	70,912	—
196,480,000	SEK	20,429,440	USD	UBS	03/05/20	13,373	—
59,355,000	SEK	6,163,157	USD	JPM	03/05/20	12,449	—
43,360,000	SEK	4,512,323	USD	SSG	03/05/20	—	(920)
7,050,000	SGD	5,221,333	USD	JPM	02/05/20	—	(55,119)
158,810,000	SGD	116,557,798	USD	MSC	02/05/20	—	(182,418)
22,483,000	SGD	16,678,041	USD	BOA	02/05/20	—	(202,582)
2,223,000	SGD	1,628,350	USD	JPM	03/05/20	809	—
879,000	SGD	643,745	USD	CBK	03/05/20	443	—
16,684,000	SGD	12,246,003	USD	MSC	03/05/20	—	(18,888)
426,182,000	THB	13,655,303	USD	DEUT	02/05/20	18,463	—
645,568,000	THB	21,426,087	USD	JPM	02/05/20	—	(713,466)
48,189,000	TRY	8,079,709	USD	DEUT	02/05/20	—	(37,409)
591,889,000	TRY	98,890,319	USD	MSC	02/05/20	—	(109,504)
46,837,000	TRY	7,943,726	USD	BCLY	02/05/20	—	(127,063)
186,081,000	TRY	31,289,821	USD	GSC	02/05/20	17,754	(252,373)
40,829,000	TRY	6,773,281	USD	MSC	03/05/20	—	(4,026)
290,643,000	TWD	9,685,517	USD	CSFB	02/05/20	—	(62,851)
290,643,000	TWD	9,621,710	USD	MSC	03/05/20	10,603	—
302,622,829	USD	444,387,000	AUD	JPM	02/05/20	5,127,929	—

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

4,424,372	USD	6,429,000	AUD	BCLY	02/05/20	$120,477	$—
101,187,431	USD	151,017,000	AUD	BNP	02/05/20	89,093	—
1,079,301	USD	1,562,000	AUD	CBK	02/05/20	33,619	—
1,270,589	USD	1,881,000	AUD	MSC	02/05/20	11,353	—
101,001,227	USD	151,017,000	AUD	CBA	02/05/20	—	(97,111)
100,985,068	USD	151,017,000	AUD	DEUT	02/05/20	—	(113,270)
10,386,920	USD	15,375,000	AUD	RBC	02/28/20	89,887	—
270,382,168	USD	402,672,000	AUD	BOA	03/05/20	665,074	—
222,547,294	USD	331,295,000	AUD	JPM	03/05/20	639,824	—
1,796,151	USD	2,661,000	AUD	BCLY	03/05/20	13,764	—
1,162,584	USD	1,724,000	AUD	MSC	03/05/20	7,817	—
2,501,994	USD	3,735,000	AUD	UBS	03/05/20	222	—
12,729,940	USD	52,075,000	BRL	MSC	02/04/20	573,353	—
28,611,651	USD	120,992,000	BRL	DEUT	02/04/20	366,816	—
10,216,066	USD	43,145,000	BRL	DEUT	03/03/20	159,003	—
1,040,240,985	USD	1,354,038,000	CAD	RBC	02/05/20	17,106,577	—
79,884,258	USD	104,734,000	CAD	UBS	02/05/20	745,445	—
3,558,459	USD	4,620,000	CAD	BNP	02/05/20	67,508	—
7,338,408	USD	9,639,000	CAD	BCLY	02/05/20	55,013	—
3,825,996	USD	5,006,000	CAD	JPM	02/05/20	43,375	—
2,396,539	USD	3,130,000	CAD	MSC	02/05/20	31,457	—
599,703	USD	783,000	CAD	CBK	02/05/20	8,055	—
103,318,512	USD	136,431,000	CAD	MSC	03/05/20	231,646	—
5,479,021	USD	7,210,000	CAD	SSG	03/05/20	31,166	—
4,747,672	USD	6,265,000	CAD	CSFB	03/05/20	13,856	—
1,314,806	USD	1,739,000	CAD	JPM	03/05/20	823	—
1,011,086,491	USD	1,338,814,000	CAD	BNP	03/05/20	—	(517,465)
546,989	USD	529,000	CHF	CBK	02/05/20	—	(2,409)
3,198,285	USD	3,098,000	CHF	MSC	02/05/20	—	(19,175)
14,683,080	USD	14,211,000	CHF	BCLY	02/05/20	—	(75,898)
187,752,356	USD	181,505,000	CHF	JPM	02/05/20	3,734	(755,256)
272,315,919	USD	265,570,000	CHF	HSBC	02/05/20	—	(3,494,529)
544,725	USD	525,000	CHF	MSC	03/05/20	—	(1,643)
547,038	USD	529,000	CHF	CBK	03/05/20	—	(3,493)
1,202,670	USD	1,164,000	CHF	BCLY	03/05/20	—	(8,707)
2,731,449	USD	2,643,000	CHF	JPM	03/05/20	—	(19,125)
5,282,063	USD	5,141,000	CHF	HSBC	03/05/20	—	(68,185)
4,425,303	USD	3,358,805,000	CLP	SCB	02/05/20	228,577	—
4,086,040	USD	3,159,100,000	CLP	GSC	02/05/20	138,840	—
4,996,610	USD	3,987,295,000	CLP	DEUT	02/05/20	14,604	—
9,281,344	USD	64,626,000	CNH	MSC	02/05/20	50,029	—
5,720,426	USD	39,924,000	CNH	GSC	02/05/20	17,597	—
4,359,381	USD	30,396,000	CNH	DEUT	03/05/20	22,341	—
3,252,188	USD	22,778,000	CNH	MSC	03/05/20	2,119	—
2,261,265	USD	7,360,532,000	COP	DEUT	02/05/20	109,645	—
2,147,556	USD	7,360,532,000	COP	CBK	03/05/20	—	(274)
533,744,239	USD	3,555,644,000	DKK	MSC	02/05/20	5,857,683	—
524,348,131	USD	3,555,644,000	DKK	MSC	03/05/20	—	(4,608,919)
82,312,346	USD	73,815,000	EUR	BCLY	02/05/20	518,610	(95,531)
64,439,928	USD	57,850,000	EUR	JPM	02/05/20	262,674	(677)
36,455,692	USD	32,690,000	EUR	ANZ	02/05/20	189,890	—
42,989,534	USD	38,621,000	EUR	CBK	02/05/20	143,969	—
27,325,909	USD	24,538,000	EUR	UBS	02/05/20	103,815	—
5,455,943	USD	4,899,000	EUR	SSG	02/05/20	21,065	—
36,063,584	USD	32,624,000	EUR	MSC	02/05/20	62,148	(191,145)
669,236,353	USD	608,618,000	EUR	TDB	02/05/20	—	(5,955,440)
2,927,354	USD	2,645,000	EUR	MSC	02/28/20	—	(10,947)
10,233,272	USD	9,278,000	EUR	JPM	02/28/20	—	(73,555)
134,775,625	USD	122,101,369	EUR	CBK	02/28/20	—	(865,432)
541,191	USD	489,000	EUR	MSC	03/05/20	—	(2,281)
2,870,459	USD	2,588,000	EUR	JPM	03/05/20	—	(5,832)
154,438,473	USD	139,971,000	EUR	BCLY	03/05/20	—	(1,124,672)
3,244,587	USD	2,469,000	GBP	BNP	02/05/20	—	(16,150)
3,465,884	USD	2,643,000	GBP	MSC	02/05/20	—	(24,651)
3,522,282	USD	2,710,000	GBP	DEUT	02/05/20	—	(56,737)
11,285,447	USD	8,594,000	GBP	BCLY	02/05/20	78	(64,482)

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

16,384,776	USD	12,569,000	GBP	JPM	02/05/20	$—	$(214,743)
54,702,263	USD	41,835,000	GBP	CBK	02/05/20	—	(548,020)
2,767,455	USD	2,125,000	GBP	GSC	02/28/20	—	(40,630)
546,707	USD	414,000	GBP	CBK	03/05/20	—	(483)
1,728,116	USD	1,319,000	GBP	BCLY	03/05/20	—	(15,226)
1,632,596	USD	1,247,000	GBP	MSC	03/05/20	—	(15,582)
15,768,160	USD	12,068,000	GBP	JPM	03/05/20	—	(182,292)
18,993,005	USD	5,667,184,000	HUF	BCLY	02/05/20	359,403	—
7,679,987	USD	2,355,836,000	HUF	MSC	02/05/20	—	(65,961)
8,125,775	USD	2,472,584,000	HUF	BOA	03/05/20	—	(12,961)
5,556,245	USD	1,702,400,000	HUF	MSC	03/05/20	—	(47,360)
		155,983,000,00
11,412,293	USD	0	IDR	BCLY	02/05/20	1,353	(7,214)
4,050,282	USD	14,016,000	ILS	CBK	02/05/20	—	(12,158)
3,270,544	USD	11,355,000	ILS	BOA	02/05/20	—	(20,624)
8,323,542	USD	595,050,000	INR	JPM	02/05/20	—	(11,284)
23,322,651	USD	1,667,383,000	INR	HSBC	02/05/20	—	(32,272)
8,826,531	USD	636,580,000	INR	MSC	02/05/20	—	(90,003)
3,677,916	USD	264,056,000	INR	BNP	03/05/20	—	(9,330)
6,893,319	USD	751,785,000	JPY	BCLY	02/05/20	—	(46,939)
3,804,461	USD	417,500,000	JPY	CSFB	02/05/20	—	(49,776)
10,891,649	USD	1,196,450,000	JPY	CBK	02/05/20	—	(153,624)
54,766,734	USD	5,968,161,000	JPY	BOA	02/05/20	—	(329,565)
61,117,893	USD	6,656,552,000	JPY	HSBC	02/05/20	—	(333,429)
779,513,876	USD	84,766,797,000	JPY	ANZ	02/05/20	292,943	(3,321,095)
384,797,683	USD	42,049,793,000	JPY	JPM	02/05/20	3,413	(3,396,999)
106,981,922	USD	11,483,600,000	JPY	JPM	02/10/20	940,602	—
551,504	USD	59,673,000	JPY	MSC	03/05/20	—	(227)
542,310	USD	58,833,000	JPY	BCLY	03/05/20	—	(1,654)
5,930,864	USD	642,931,000	JPY	JPM	03/05/20	16	(13,628)
62,173,010	USD	6,756,484,000	JPY	ANZ	03/05/20	—	(296,759)
140,230,896	USD	15,140,800,000	JPY	JPM	04/06/20	—	(19,823)
119,679,697	USD	13,043,950,000	JPY	JPM	04/13/20	—	(1,193,557)
120,574,501	USD	13,220,150,000	JPY	JPM	04/20/20	—	(1,978,049)
80,948,871	USD	8,818,400,000	JPY	JPM	04/27/20	—	(829,924)
		403,716,578,00
345,550,125	USD	0	KRW	BNP	02/05/20	6,796,763	—
52,862,740	USD	61,664,386,000	KRW	HSBC	02/05/20	1,120,951	—
6,241,386	USD	7,428,810,000	KRW	HSBC	03/05/20	4,497	—
		388,251,968,00
325,922,541	USD	0	KRW	JPM	03/05/20	—	(36,028)
40,221,466	USD	48,104,873,000	KRW	BOA	03/05/20	—	(165,182)
32,629,144	USD	614,510,000	MXN	GSC	02/05/20	134,143	(2,420)
16,413,136	USD	309,754,000	MXN	DEUT	02/05/20	32,270	—
8,083,799	USD	152,378,000	MXN	SSG	02/05/20	25,521	—
2,700,243	USD	50,730,000	MXN	HSBC	02/05/20	17,464	—
56,729,035	USD	1,075,125,000	MXN	CBK	02/05/20	7,526	(134,833)
11,333,729	USD	213,468,000	MXN	SSG	03/05/20	93,740	—
8,078,100	USD	152,378,000	MXN	GSC	03/05/20	54,757	—
69,141,201	USD	1,312,300,000	MXN	CBK	03/05/20	43,080	—
296,043,254	USD	2,709,236,000	NOK	BNP	02/05/20	1,488,356	—
6,330,997	USD	56,919,000	NOK	JPM	02/05/20	142,622	—
3,497,370	USD	31,792,000	NOK	BCLY	02/05/20	40,864	—
3,785,726	USD	34,682,000	NOK	MSC	03/05/20	14,609	—
2,652,431	USD	24,280,000	NOK	BNP	03/05/20	12,366	—
524,072	USD	4,817,000	NOK	BCLY	03/05/20	300	—
3,351,398	USD	30,829,000	NOK	JPM	03/05/20	612	(1,379)
306,849,669	USD	462,435,000	NZD	MSC	02/05/20	7,915,227	—
14,293,411	USD	21,634,000	NZD	UBS	02/05/20	308,423	—
5,726,975	USD	8,711,000	NZD	JPM	02/05/20	95,875	—
2,585,356	USD	3,902,000	NZD	BCLY	02/05/20	62,965	—
2,505,901	USD	3,791,000	NZD	CBK	02/05/20	55,263	—
310,839,387	USD	480,541,000	NZD	BNP	03/05/20	84,002	—
6,603,674	USD	10,200,000	NZD	UBS	03/05/20	7,556	—
1,188,966	USD	1,827,000	NZD	JPM	03/05/20	7,485	—
3,394,060	USD	11,358,000	PEN	CBK	02/05/20	40,261	—

The Hartford World Bond Fund

Schedule of Investments – (continued)
January 31, 2020 (Unaudited)

1,778,846	USD	5,920,000	PEN	BOA	02/05/20	$30,784	$—
4,068,258	USD	13,750,000	PEN	CBK	03/05/20	13,019	—
15,044,091	USD	56,981,000	PLN	CBK	02/05/20	337,284	—
2,520,611	USD	9,814,000	PLN	DEUT	02/05/20	—	(12,384)
11,447,324	USD	44,561,000	PLN	DEUT	03/05/20	—	(55,658)
5,660,806	USD	350,970,000	RUB	DEUT	02/05/20	174,818	—
6,066,248	USD	381,385,000	RUB	BOA	02/05/20	104,845	—
6,045,094	USD	381,385,000	RUB	CBK	02/05/20	83,691	—
9,112,785	USD	572,775,000	RUB	CBK	03/05/20	190,969	—
11,950,882	USD	759,120,000	RUB	BOA	03/05/20	126,468	—
210,140,575	USD	1,974,339,000	SEK	SSG	02/05/20	5,006,225	—
328,055,571	USD	3,151,352,000	SEK	CBK	02/05/20	695,644	(66,389)
7,972,219	USD	76,243,000	SEK	JPM	02/05/20	50,551	—
638,150	USD	6,128,000	SEK	JPM	03/05/20	561	—
230,165,597	USD	2,212,743,000	SEK	CBK	03/05/20	—	(59,829)
113,132,947	USD	152,510,000	SGD	BOA	02/05/20	1,374,184	—
10,015,624	USD	13,590,000	SGD	HSBC	02/05/20	56,922	—
11,701,284	USD	15,943,000	SGD	MSC	02/05/20	18,313	—
4,205,473	USD	5,714,000	SGD	CBK	02/05/20	18,274	—
434,169	USD	586,000	SGD	JPM	02/05/20	4,750	—
116,570,632	USD	158,810,000	SGD	MSC	03/05/20	184,388	—
4,342,001	USD	5,907,000	SGD	CBK	03/05/20	13,737	(767)
4,892,036	USD	6,669,000	SGD	JPM	03/05/20	4,562	—
5,364,739	USD	7,327,000	SGD	HSBC	03/05/20	—	(4,961)
15,712,749	USD	477,980,000	THB	DEUT	02/05/20	377,078	—
14,515,075	USD	445,260,000	THB	JPM	02/05/20	229,203	—
4,925,868	USD	148,510,000	THB	SCB	02/05/20	161,023	—
2,989,061	USD	93,450,000	THB	SCB	03/05/20	—	(11,124)
13,620,825	USD	426,182,000	THB	DEUT	03/05/20	—	(61,622)
82,577,392	USD	492,180,000	TRY	MSC	02/05/20	518,223	(81,131)
39,591,616	USD	235,467,000	TRY	GSC	02/05/20	354,273	(59,927)
8,669,138	USD	51,675,000	TRY	CBK	02/05/20	45,057	—
15,552,069	USD	93,674,000	TRY	BCLY	02/05/20	—	(81,258)
97,962,460	USD	590,534,000	TRY	MSC	03/05/20	55,827	(1,114)
9,604,858	USD	290,643,000	TWD	MSC	02/05/20	—	(17,808)
6,476,049	USD	196,030,000	TWD	CSFB	03/05/20	—	(20,658)
4,628,934	USD	140,465,000	TWD	MSC	03/05/20	—	(26,271)
167,747,167	USD	2,403,858,000	ZAR	GSC	02/05/20	7,687,603	—
72,791,190	USD	1,067,402,000	ZAR	DEUT	03/05/20	1,994,754	—
117,921,000	ZAR	8,138,646	USD	JPM	02/05/20	—	(286,941)
1,067,402,000	ZAR	73,072,189	USD	DEUT	02/05/20	—	(1,999,813)
1,218,535,000	ZAR	84,796,392	USD	GSC	02/05/20	—	(3,660,909)
429,421,000	ZAR	28,798,357	USD	GSC	03/05/20	—	(316,608)
Total						$103,648,300	$(91,719,597)

  For information regarding the Fund's significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations: ANZ BCLY BNP BOA CBA CBK CSFB DEUT GSC HSBC JPM MSC RBC RBS SCB

Australia and New Zealand Banking Group Barclays BNP Paribas Securities Services Banc of America Securities LLC

Commonwealth Bank of Australia Citibank NA

Credit Suisse First Boston Corp. Deutsche Bank Securities, Inc. Goldman Sachs & Co.

HSBC Bank USA JP Morgan Chase & Co. Morgan Stanley RBC Dominion Securities, Inc. RBS Greenwich Capital Standard Chartered Bank

The Hartford World Bond Fund Schedule of Investments – (continued) January 31, 2020 (Unaudited)

SSG TDB UBS

Currency Abbreviations:

AUD BRL CAD CHF CLP CNH COP DKK EUR GBP HUF IDR ILS INR JPY KRW MXN NOK NZD PEN PLN RUB SEK SGD THB TRY TWD USD ZAR

Index Abbreviations:

CDX.NA

CDX.NA.HY CMBX.NA ITRAXX.EUR

Other Abbreviations:

BBSW CDOR CLO CMO DDCA EURIBOR FHLMC FNMA GNMA JIBAR KSDA LIBOR NIBOR NZDBB OTC PAC PIK STIBOR TBA UMBS

State Street Global Markets LLC Toronto-Dominion Bank UBS AG

Australian Dollar Brazilian Real Canadian Dollar Swiss Franc Chilean Peso Chinese Renminbi Colombian Peso Danish Krone Euro British Pound Hungarian Forint Indonesian Rupiah Israeli Shekel Indian Rupee Japanese Yen South Korean Won Mexican Peso Norwegian Krone New Zealand Dollar Peruvian Sol Polish Zloty Russian Ruble Swedish Krona Singapore Dollar Thai Baht Turkish Lira Taiwanese Dollar United States Dollar South African Rand

Credit Derivatives North American

Credit Derivatives North American High Yield Markit Commercial Mortgage Backed North American Markit iTraxx - Europe

Bank Bill Swap Reference Rate Canadian Dollar Offered Rate Collateralized Loan Obligation Collateralized Mortgage Obligation Dollars on Deposit in Custody Account Euro Interbank Offered Rate Federal Home Loan Mortgage Corp. Federal National Mortgage Association Government National Mortgage Association Johannesburg Interbank Agreed Rate Korea Securities Dealers Association London Interbank Offered Rate Norwegian Interbank Offered Rate New Zealand Bank Bill Over-the-Counter Planned Amortization Class Payment-in-kind Stockholm Interbank Offered Rate To Be Announced Uniform Mortgage-Backed Securities

The Hartford World Bond Fund

Schedule of Investments
January 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the Fund's investments.

Description	Total Level 1 Level 2		Level 3(1)
Assets
Common Stocks
Utilities	$189,128	$—	$189,128	$—
Asset & Commercial Mortgage Backed Securities	416,166,971	—	416,166,971	—
Corporate Bonds	457,110,075	—	457,110,075	—
Foreign Government Obligations	3,409,222,123	—	3,409,222,123	—
Senior Floating Rate Interests	164,243,324	—	164,243,324	—
U.S. Government Agencies	162,550,212	—	162,550,212	—
U.S. Government Securities	771,066,547	—	771,066,547	—
Convertible Bonds	4,564,526	—	4,564,526	—
Preferred Stocks	562,315	562,315	—	—
Convertible Preferred Stocks	2,781,400	2,781,400	—	—
Short-Term Investments	186,045,321	186,045,321	—	—
Purchased Options	14,453,077	9,567,031	4,886,046	—
Foreign Currency Contracts(2)	103,648,300	—	103,648,300	—
Futures Contracts(2)	3,551,921	3,551,921	—	—
Swaps - Credit Default(2)	129,931	—	129,931	—
Swaps - Interest Rate(2)	9,100,383	—	9,100,383	—

Total	$5,705,385,554	$202,507,988	$5,502,877,566	$—
Liabilities
Foreign Currency Contracts(2)	$(91,719,597)	$—	$(91,719,597)	$—
Futures Contracts(2)	(6,434,473)	(6,434,473)	—	—
Swaps - Credit Default(2)	(2,189,272)	—	(2,189,272)	—
Swaps - Interest Rate(2)	(9,090,937)	—	(9,090,937)	—
TBA Sale Commitments	(19,050,462)	—	(19,050,462)	—
Written Options	(7,682,541)	(7,380,282)	(302,259)	—
Total	$(136,167,282)	$(13,814,755)	$(122,352,527)	$—

(1) For the period ended January 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2020 is not presented.

The Hartford Mutual Funds, Inc. (the "Company")
Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles ("U.S. GAAP") defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund's other significant accounting policies, please refer to the Fund's most recent Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of January 31, 2020.

			Investment
			Securities on
			Loan, at market	Collateral Posted
Fund		value	(1)	by Borrower	Net Amount(2)
The Hartford Balanced			26,752,338	(26,752,338)
Income Fund	$			$	$—
Hartford AARP Balanced			1,548,395	(1,548,395)
Retirement Fund					—
The Hartford Capital			27,563,521	(27,563,521)
Appreciation Fund					—
Hartford Climate			1,226,019	(1,226,019)
Opportunities Fund					—
Hartford Core Equity Fund			191,556	(191,556)	—
The Hartford Dividend and			10,811,849	(10,811,849)
Growth Fund					—
Hartford Emerging Markets			1,413,647	(1,413,647)
Equity Fund					—
The Hartford Emerging			1,139,930	(1,139,930)
Markets Local Debt Fund					—
The Hartford Global Real			1,266,615	(1,266,615)
Asset Fund (consolidated)					—
The Hartford Healthcare			24,999,939	(24,999,939)
Fund					—
Hartford International			4,234,781	(4,234,781)
Equity Fund					—
The Hartford International			2,063,470	(2,063,470)
Growth Fund					—
The Hartford International			12,928,400	(12,928,400)
Opportunities Fund					—
The Hartford International			19,091,856	(19,091,856)
Value Fund					—
The Hartford MidCap Fund			63,663,075	(63,663,075)	—
The Hartford MidCap Value			2,196,852	(2,196,852)
Fund					—
Hartford Multi-Asset			4,352,044	(4,352,044)
Income and Growth Fund					—
The Hartford Short Duration			1,846,639	(1,846,639)
Fund					—
Hartford Small Cap Value			3,792,126	(3,792,126)
Fund					—
The Hartford Small			15,066,502	(15,066,502)
Company Fund					—
The Hartford Strategic			2,047,427	(2,047,427)
Income Fund					—
The Hartford Total Return			7,181,296	(7,181,296)
Bond Fund					—
The Hartford World Bond			13,409,086	(13,409,086)
Fund					—

(1)	It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned.
Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

	Cash	Non-Cash
Fund	Collateral	Collateral
The Hartford Balanced Income Fund $	27,797,026	$—
Hartford AARP Balanced Retirement
Fund	1,589,898	—
The Hartford Capital Appreciation Fund	20,645,545	9,112,102
Hartford Climate Opportunities Fund	1,251,384	—
Hartford Core Equity Fund	200,415	—
The Hartford Dividend and Growth
Fund	11,414,509	—
Hartford Emerging Markets Equity
Fund	1,506,078	—
The Hartford Emerging Markets Local
Debt Fund	1,195,759	—
The Hartford Global Real Asset Fund
(consolidated)	1,331,927	56,149
The Hartford Healthcare Fund	26,434,297	—
Hartford International Equity Fund	2,451,383	2,354,388
The Hartford International Growth
Fund	2,164,293	—
The Hartford International
Opportunities Fund	124,930	13,658,508
The Hartford International Value Fund	11,945,745	9,043,029
The Hartford MidCap Fund	70,570,287	—
The Hartford MidCap Value Fund	2,287,093	—
Hartford Multi-Asset Income and
Growth Fund	4,486,844	13,036
The Hartford Short Duration Fund	1,886,890	—
Hartford Small Cap Value Fund	4,008,374	—
The Hartford Small Company Fund	15,732,321	—
The Hartford Strategic Income Fund	2,124,663	—
The Hartford Total Return Bond Fund	7,427,969	—
The Hartford World Bond Fund	13,992,072	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of January 31, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and			Between
The Hartford Balanced Income Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$19,136,511	$—		$—		$—		$19,136,511
Corporate Bonds	8,189,835	—		—		—		8,189,835
Foreign Government Obligations	470,680	—		—		—		470,680
Total Borrowings	$27,797,026	$—		$—		$—		$27,797,026
Gross amount of recognized liabilities for securities lending transactions								$27,797,026

Hartford AARP Balanced Retirement	Overnight and			Between
Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Convertible Bonds	$16,378	$—		$—		$—		$16,378
Corporate Bonds	64,479	—		—		—		64,479
Exchange-Traded Funds	1,509,041	—		—		—		1,509,041
Total Borrowings	$1,589,898	$—		$—		$—		$1,589,898

Gross amount of recognized liabilities for securities lending transactions								$1,589,898

The Hartford Capital Appreciation	Overnight and			Between
Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$20,645,545	$—		$—		$—		$20,645,545
Total Borrowings	$20,645,545	$—		$—		$—		$20,645,545
Gross amount of recognized liabilities for securities lending transactions								$20,645,545
	Overnight and			Between
Hartford Climate Opportunities Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$1,251,384	$—		$—		$—		$1,251,384
Total Borrowings	$1,251,384	$—		$—		$—		$1,251,384
Gross amount of recognized liabilities for securities lending transactions								$1,251,384
	Overnight and			Between
Hartford Core Equity Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$200,415	$—		$—		$—		$200,415
Total Borrowings	$200,415	$—		$—		$—		$200,415
Gross amount of recognized liabilities for securities lending transactions								$200,415

The Hartford Dividend and Growth	Overnight and			Between
Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$11,414,509	$—		$—		$—		$11,414,509
Total Borrowings	$11,414,509	$—		$—		$—		$11,414,509
Gross amount of recognized liabilities for securities lending transactions								$11,414,509

Hartford Emerging Markets Equity	Overnight and			Between
Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$1,506,078	$—		$—		$—		$1,506,078
Total Borrowings	$1,506,078	$—		$—		$—		$1,506,078
Gross amount of recognized liabilities for securities lending transactions								$1,506,078

The Hartford Emerging Markets Local	Overnight and			Between
Debt Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Corporate Bonds	$1,195,759	$—		$—		$—		$1,195,759
Foreign Government Obligations	—	—		—		—		—
Total Borrowings	$1,195,759	$—		$—		$—		$1,195,759
Gross amount of recognized liabilities for securities lending transactions								$1,195,759
	Overnight and			Between
The Hartford Global Real Asset Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$1,331,927	$—		$—		$—		$1,331,927
Convertible Bonds	—	—		—		—		—
Corporate Bonds	—	—		—		—		—

Total Borrowings	$1,331,927	$—		$—		$—		$1,331,927
Gross amount of recognized liabilities for securities lending transactions								$1,331,927

	Overnight and			Between
The Hartford Healthcare Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$26,434,297	$—		$—		$—		$26,434,297
Total Borrowings	$26,434,297	$—		$—		$—		$26,434,297
Gross amount of recognized liabilities for securities lending transactions								$26,434,297

	Overnight and			Between
Hartford International Equity Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$2,451,383	$—		$—		$—		$2,451,383
Total Borrowings	$2,451,383	$—		$—		$—		$2,451,383
Gross amount of recognized liabilities for securities lending transactions								$2,451,383

The Hartford International Growth	Overnight and			Between
Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$2,052,717	$—		$—		$—		$2,052,717
Exchange-Traded Funds	111,576	—		—		—		111,576
Total Borrowings	$2,164,293	$—		$—		$—		$2,164,293
Gross amount of recognized liabilities for securities lending transactions								$2,164,293

The Hartford International	Overnight and			Between
Opportunities Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$124,930	$—		$—		$—		$124,930
Total Borrowings	$124,930	$—		$—		$—		$124,930
Gross amount of recognized liabilities for securities lending transactions								$124,930

	Overnight and			Between
The Hartford International Value Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$11,945,745	$—		$—		$—		$11,945,745
Total Borrowings	$11,945,745	$—		$—		$—		$11,945,745
Gross amount of recognized liabilities for securities lending transactions								$11,945,745

	Overnight and			Between
The Hartford MidCap Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$70,570,287	$—		$—		$—		$70,570,287
Total Borrowings	$70,570,287	$—		$—		$—		$70,570,287
Gross amount of recognized liabilities for securities lending transactions								$70,570,287

	Overnight and			Between
The Hartford MidCap Value Fund	Continuous	<30	days	30	& 90 days	>90	days	Total

Securities Lending Transactions(1)
Common Stocks	$2,287,093	$—		$—		$—		$2,287,093
Total Borrowings	$2,287,093	$—		$—		$—		$2,287,093
Gross amount of recognized liabilities for securities lending transactions								$2,287,093

	Overnight and			Between
Hartford Small Cap Value Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$4,008,374	$—		$—		$—		$4,008,374
Total Borrowings	$4,008,374	$—		$—		$—		$4,008,374
Gross amount of recognized liabilities for securities lending transactions								$4,008,374

	Overnight and			Between
Small Company Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Common Stocks	$15,732,321	$—		$—		$—		$15,732,321
Total Borrowings	$15,732,321	$—		$—		$—		$15,732,321
Gross amount of recognized liabilities for securities lending transactions								$15,732,321

	Overnight and			Between
The Hartford Total Return Bond Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Corporate Bonds	$6,305,758	$—		$—		$—		$6,305,758
Municipal Bonds	1,122,211	—		—		—		1,122,211
Total Borrowings	$7,427,969	$—		$—		$—		$7,427,969
Gross amount of recognized liabilities for securities lending transactions								$7,427,969

	Overnight and			Between
The Hartford World Bond Fund	Continuous	<30	days	30	& 90 days	>90	days	Total
Securities Lending Transactions(1)
Corporate Bonds	$13,992,072	$—		$—		$—		$13,992,072
Total Borrowings	$13,992,072	$—		$—		$—		$13,992,072
Gross amount of recognized liabilities for securities lending transactions								$13,992,072

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand.